Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 43.9% ) Value
Communications Services (2.7%)
18,645 Alphabet, Inc., Class A
a
$ 1,934,046
169,793 Alphabet, Inc., Class C
a
17,658,472
8,497 Altice USA, Inc.
a
29,060
5,612 AMC Networks, Inc.
a
98,659
45 Cable One, Inc. 31,590
109,889 Comcast Corporation 4,165,892
44,332 DISH Network Corporation
a
413,618
454 Electronic Arts, Inc. 54,684
6,237 Emerald Holding, Inc.
a
23,202
620 EverQuote, Inc.
a
8,618
2,741 iHeartMedia, Inc.
a
10,690
4,052 Interpublic Group of Companies,
Inc. 150,896
659 Liberty Broadband Corporation,
Class C
a
53,840
9,105 Liberty Global plc, Class A
a
177,547
2,915 Liberty Latin America, Ltd., Class
A
a
24,224
523 Liberty Latin America, Ltd., Class
C
a
4,320
3,081 Live Nation Entertainment, Inc.
a
215,670
37,950 Lumen Technologies, Inc. 100,567
2,301 Match Group, Inc.
a
88,335
40,543 Meta Platforms, Inc.
a
8,592,683
11,515 Netflix, Inc.
a
3,978,202
2,053 New York Times Company 79,821
3,443 Omnicom Group, Inc. 324,813
113,730 QuinStreet, Inc.
a
1,804,895
998 ROBLOX Corporation
a
44,890
293 SciPlay Corporation
a
4,969
3,992 Sinclair Broadcast Group, Inc. 68,503
1,035 TechTarget, Inc.
a
37,384
6,618 Telephone and Data Systems, Inc. 69,555
2,687 Trade Desk, Inc.
a
163,665
1,039 Tripadvisor, Inc.
a
20,635
57,358 Verizon Communications, Inc. 2,230,653
16,185 Walt Disney Company
a
1,620,604
99,927 Warner Bros. Discovery, Inc.
a
1,508,898
151 Yelp, Inc.
a
4,636
38,551 Ziff Davis, Inc.
a
3,008,906
1,518 ZipRecruiter, Inc.
a
24,197
42,661 ZoomInfo Technologies, Inc.
a
1,054,153
Total 49,885,992
Consumer Discretionary (5.3%)
4,359 2U, Inc.
a
29,859
3,135 Advance Auto Parts, Inc. 381,247
129,265 Amazon.com, Inc.
a
13,351,782
838 American Axle & Manufacturing
Holdings, Inc.
a
6,545
29,544 Aptiv plc
a
3,314,541
6,066 Autoliv, Inc. 566,322
82 AutoNation, Inc.
a
11,018
1,274 Beazer Homes USA, Inc.
a
20,231
3,104 Best Buy Company, Inc. 242,950
2,705 Bloomin' Brands, Inc. 69,383
1,528 Booking Holdings, Inc.
a
4,052,883
637 Boyd Gaming Corporation 40,844
1,349 Brunswick Corporation 110,618
662 Buckle, Inc. 23,627
6,441 Burlington Stores, Inc.
a
1,301,726
14,417 Cedar Fair, LP 658,713
2,812 Cheesecake Factory, Inc. 98,561
557 Chegg, Inc.
a
9,079
3,248 Chico's FAS, Inc.
a
17,864
Shares Common Stock (43.9%) Value
Consumer Discretionary (5.3%) - continued
3,028 Chipotle Mexican Grill, Inc.
a
$ 5,172,702
433 Chuy's Holdings, Inc.
a
15,523
429 Citi Trends, Inc.
a
8,160
113,202 Clarus Corporation 1,069,759
229 Columbia Sportswear Company 20,665
3,846 Container Store Group, Inc.
a
13,192
79,663 Cooper-Standard Holdings, Inc.
a
1,134,401
3,948 Culp, Inc. 20,530
19,803 D.R. Horton, Inc. 1,934,555
1,416 Darden Restaurants, Inc. 219,707
5,037 Designer Brands, Inc. 44,023
6,743 Domino's Pizza, Inc. 2,224,313
928 Dorman Products, Inc.
a
80,049
987 Duolingo, Inc.
a
140,736
4,442 eBay, Inc. 197,092
186,320 Everi Holdings, Inc.
a
3,195,388
1,400 Expedia Group, Inc.
a
135,842
15,605 Five Below, Inc.
a
3,214,162
3,154 Foot Locker, Inc. 125,182
69,646 Ford Motor Company 877,540
799 Fox Factory Holding Corporation
a
96,975
10,054 Gap, Inc. 100,942
1,090 Garmin, Ltd. 110,003
31,081 General Motors Company 1,140,051
6,054 Gentex Corporation 169,694
16,868 Goodyear Tire & Rubber
Company
a
185,885
5,875 Grand Canyon Education, Inc.
a
669,163
30,410 Harley-Davidson, Inc. 1,154,668
247 Hasbro, Inc. 13,261
295 Hibbet, Inc. 17,399
2,835 Hilton Grand Vacations, Inc.
a
125,959
2,432 Hilton Worldwide Holdings, Inc. 342,596
20,490 Home Depot, Inc. 6,047,009
3,658 Hyatt Hotels Corporation
a
408,928
741 KB Home 29,773
6,463 Kohl's Corporation 152,139
226 Kura Sushi USA, Inc.
a
14,880
1,602 La-Z-Boy, Inc. 46,586
3,767 Lear Corporation 525,459
1,326 Lennar Corporation 139,376
7,051 Lithia Motors, Inc. 1,614,185
14,352 Lowe's Companies, Inc. 2,869,969
3,144 Lululemon Athletica, Inc.
a
1,145,013
9,403 Macy's, Inc. 164,458
5,571 MarineMax, Inc.
a
160,166
144 Marriott Vacations Worldwide
Corporation 19,420
4,484 McDonald's Corporation 1,253,771
1,746 Modine Manufacturing Company
a
40,245
5,500 Mohawk Industries, Inc.
a
551,210
10,937 Newell Brands, Inc. 136,056
30,084 NIKE, Inc. 3,689,502
13,986 Nordstrom, Inc.
b
227,552
562 NVR, Inc.
a
3,131,571
3,527 O'Reilly Automotive, Inc.
a
2,994,352
24,257 Papa John's International, Inc. 1,817,577
888 Patrick Industries, Inc. 61,103
3,086 PENN Entertainment, Inc.
a
91,531
32,920 Planet Fitness, Inc.
a
2,556,896
2,824 Playa Hotels and Resorts NV
a
27,110
2,818 Polaris, Inc. 311,755
1,740 PulteGroup, Inc. 101,407
3,822 PVH Corporation 340,770
28,356 Qurate Retail, Inc.
a
28,010

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Consumer Discretionary (5.3%) - continued
3,929 Ross Stores, Inc. $ 416,985
1,095 Royal Caribbean Cruises, Ltd.
a
71,504
10,495 Ruth's Hospitality Group, Inc. 172,328
17,072 Sabre Corporation
a
73,239
943 Six Flags Entertainment
Corporation
a
25,188
27,206 Skyline Champion Corporation
a
2,046,707
12,580 Sleep Number Corporation
a
382,558
48,958 Sonos, Inc.
a
960,556
20,799 Sony Group Corporation ADR 1,885,429
29,601 Stoneridge, Inc.
a
553,539
388 Taylor Morrison Home Corporation
a
14,845
31,661 Tesla, Inc.
a
6,568,391
1,636 Texas Roadhouse, Inc. 176,786
141,860 ThredUp, Inc.
a
358,906
276 TopBuild Corporation
a
57,447
7,420 Travel + Leisure Company 290,864
3,985 Ulta Beauty, Inc.
a
2,174,495
130 Vail Resorts, Inc. 30,378
1,123 Vera Bradley, Inc.
a
6,727
1,358 VF Corporation 31,112
1,727 Visteon Corporation
a
270,845
11,442 Wendy's Company 249,207
6,711 Wingstop, Inc. 1,232,005
12,560 Wyndham Hotels & Resorts, Inc. 852,196
22,868 Zumiez, Inc.
a
421,686
Total 98,299,612
Consumer Staples (2.1%)
19,390 Altria Group, Inc. 865,182
16,543 Archer-Daniels-Midland Company 1,317,815
24,940 BJ's Wholesale Club Holdings,
Inc.
a
1,897,186
1,593 Bunge, Ltd. 152,163
522 Calavo Growers, Inc. 15,018
791 Cal-Maine Foods, Inc. 48,164
8,961 Casey's General Stores, Inc. 1,939,698
23,494 Celsius Holdings, Inc.
a
2,183,532
3,045 Coca-Cola Company 188,881
1,292 Costco Wholesale Corporation 641,956
78,974 Coty, Inc.
a
952,427
1,136 Darling Ingredients, Inc.
a
66,342
264 Dollar Tree, Inc.
a
37,897
31,728 e.l.f. Beauty, Inc.
a
2,612,801
3,767 Edgewell Personal Care Company 159,796
11,730 Flowers Foods, Inc. 321,519
615 Hain Celestial Group, Inc.
a
10,547
196 Hershey Company 49,864
877 Ingredion, Inc. 89,217
6,560 John B. Sanfilippo & Son, Inc. 635,795
3,103 Kraft Heinz Company 119,993
10,964 Kroger Company 541,293
38,910 Lamb Weston Holdings, Inc. 4,066,873
665 McCormick & Company, Inc. 55,335
9,544 Mondelez International, Inc. 665,408
376 PepsiCo, Inc. 68,545
2,370 Performance Food Group
Company
a
143,006
62,955 Philip Morris International, Inc. 6,122,374
3,134 Post Holdings, Inc.
a
281,653
55,891 Primo Water Corporation 857,927
6,560 Procter & Gamble Company 975,406
104 Seneca Foods Corporation
a
5,436
2,258 SpartanNash Company 55,998
1,309 Sprouts Farmers Markets, Inc.
a
45,854
Shares Common Stock (43.9%) Value
Consumer Staples (2.1%) - continued
23,998 Sysco Corporation $ 1,853,366
57,005 Turning Point Brands, Inc. 1,197,105
5,624 Tyson Foods, Inc. 333,616
39,823 US Foods Holding Corporation
a
1,471,062
45,508 Walmart, Inc. 6,710,155
Total 39,756,205
Energy (2.0%)
7,094 Antero Midstream Corporation 74,416
844 APA Corporation 30,435
7,652 Archrock, Inc. 74,760
3,064 Baker Hughes Company 88,427
58,674 BP plc ADR 2,226,092
1,969 Cactus, Inc. 81,182
1,312 California Resources Corporation 50,512
2,205 Callon Petroleum Company
a
73,735
5,724 ChampionX Corporation 155,292
2,662 Cheniere Energy, Inc. 419,531
1,927 Chevron Corporation 314,409
128 Civitas Resources, Inc. 8,748
13,789 Clean Energy Fuels Corporation
a
60,120
1,090 Comstock Resources, Inc. 11,761
25,934 ConocoPhillips 2,572,912
1,149 CVR Energy, Inc. 37,664
49,328 Devon Energy Corporation 2,496,490
80,384 Enterprise Products Partners, LP 2,081,946
1,050 EOG Resources, Inc. 120,362
14,868 EQT Corporation 474,438
746 Equitrans Midstream Corporation 4,312
812 Evolution Petroleum Corporation 5,124
34,219 Exxon Mobil Corporation 3,752,456
4,203 Green Plains, Inc.
a
130,251
47 Gulfport Energy Corporation
a
3,760
119,205 Halliburton Company 3,771,646
1,651 Helmerich & Payne, Inc. 59,023
3,716 HF Sinclair Corporation 179,780
3,653 International Seaways, Inc. 152,257
18,063 Liberty Energy, Inc. 231,387
1,945 Magnolia Oil & Gas Corporation 42,557
4,063 Marathon Oil Corporation 97,350
20,805 Marathon Petroleum Corporation 2,805,138
28,303 Matador Resources Company 1,348,638
2,689 NexTier Oilfield Solutions, Inc.
a
21,378
86,931 NOV, Inc. 1,609,093
6,356 Par Pacific Holdings, Inc.
a
185,595
1,720 Patterson-UTI Energy, Inc. 20,124
5,708 PBF Energy, Inc. 247,499
6,895 Phillips 66 699,015
17,502 Pioneer Natural Resources
Company 3,574,608
23,152 ProPetro Holding Corporation
a
166,463
817 Range Resources Corporation 21,626
54 Schlumberger, Ltd. 2,651
819 Select Energy Services, Inc. 5,700
4,499 SM Energy Company 126,692
1,121 Solaris Oilfield Infrastructure, Inc. 9,573
4,032 Southwestern Energy Company
a
20,160
39,173 Talos Energy, Inc.
a
581,327
796 Technip Energies NV ADR 16,851
202,894 TechnipFMC plc
a
2,769,503
6,177 U.S. Silica Holdings, Inc.
a
73,753
6,817 Valero Energy Corporation 951,653
4,658 Viper Energy Partners, LP 130,424

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Energy (2.0%) - continued
35,856 Williams Companies, Inc. $ 1,070,660
Total 36,341,259
Financials (6.3%)
15,420 AGNC Investment Corporation 155,434
3,866 Allstate Corporation 428,391
69,905 Ally Financial, Inc. 1,781,878
797 Amalgamated Financial
Corporation 14,099
942 A-Mark Precious Metals, Inc. 32,640
1,999 Ambac Financial Group, Inc.
a
30,945
3,025 American Equity Investment Life
Holding Company 110,382
17,322 American Express Company 2,857,264
3,328 American Financial Group, Inc. 404,352
2,054 Ameriprise Financial, Inc. 629,551
2,562 Ameris Bancorp 93,718
6,533 Annaly Capital Management, Inc. 124,846
68 Apollo Global Management, Inc. 4,295
18,212 Arch Capital Group, Ltd.
a
1,236,048
9,655 Arthur J. Gallagher & Company 1,847,098
5,543 Associated Banc-Corp 99,663
535 Assurant, Inc. 64,237
2,087 Assured Guaranty, Ltd. 104,913
482 Atlantic Union Bankshares
Corporation 16,894
4,692 Banc of California, Inc. 58,791
107,838 Bank of America Corporation 3,084,167
87 Bank of Hawaii Corporation 4,531
1,293 Bank of Marin Bancorp 28,304
15,089 Bank of N.T. Butterfield & Son, Ltd. 407,403
11,451 Bank of New York Mellon
Corporation 520,333
1,312 Bank OZK 44,870
3,849 BankFinancial Corporation 33,679
3,576 BankUnited, Inc. 80,746
459 BayCom Corporation 7,840
1,403 BCB Bancorp, Inc. 18,421
6,710 Berkshire Hathaway, Inc.
a
2,071,847
810 BlackRock, Inc. 541,987
27,685 Blackstone Mortgage Trust, Inc. 494,177
1,843 Block, Inc.
a
126,522
197 BOK Financial Corporation 16,629
333 Bread Financial Holdings, Inc. 10,097
35,415 Bridgewater Bancshares, Inc.
a
383,899
4,199 Brighthouse Financial, Inc.
a
185,218
1,751 Brookline Bancorp, Inc. 18,385
844 Business First Bancshares, Inc. 14,458
29,028 Byline Bancorp, Inc. 627,585
3,896 Cadence Bank 80,881
15,443 Capital One Financial Corporation 1,484,999
35,820 Carlyle Group, Inc. 1,112,569
427 Cathay General Bancorp 14,740
3,311 Cboe Global Markets, Inc. 444,469
10,095 Central Pacific Financial
Corporation 180,700
246 Central Valley Community Bancorp 5,063
48,048 Charles Schwab Corporation 2,516,754
3,131 Chimera Investment Corporation 17,659
12,573 Chubb, Ltd. 2,441,425
7,831 Citigroup, Inc. 367,196
2,175 Citizens Financial Group, Inc. 66,055
1,424 CNB Financial Corporation 27,341
98,260 Columbia Banking System, Inc. 2,104,729
31,681 Comerica, Inc. 1,375,589
Shares Common Stock (43.9%) Value
Financials (6.3%) - continued
2,503 Commerce Bancshares, Inc. $ 146,050
428 Community Bank System, Inc. 22,466
5,001 Community Trust Bancorp, Inc. 189,788
4,189 ConnectOne Bancorp, Inc. 74,062
886 CrossFirst Bankshares, Inc.
a
9,285
42 Cullen/Frost Bankers, Inc. 4,424
11,640 Customers Bancorp, Inc.
a,b
215,573
5,245 CVB Financial Corporation 87,487
1,321 Dime Community Bancshares, Inc. 30,013
11,579 Discover Financial Services 1,144,468
1,693 Eagle Bancorp, Inc. 56,665
4,800 East West Bancorp, Inc. 266,400
6,782 Eastern Bankshares, Inc. 85,589
4,556 Ellington Residential Mortgage
REIT 33,259
2,813 Enova International, Inc.
a
124,982
13,020 Enterprise Financial Services
Corporation 580,562
36,111 Equitable Holdings, Inc. 916,858
1,095 Equity Bancshares, Inc. 26,685
1,100 Euronet Worldwide, Inc.
a
123,090
7,491 F.N.B. Corporation 86,896
662 Farmers National Banc
Corporation 8,368
12,416 Federated Hermes, Inc. 498,378
25,676 Fidelity National Information
Services, Inc. 1,394,977
4,949 Fifth Third Bancorp 131,841
2,872 Financial Institutions, Inc. 55,372
7,637 First BanCorp/Puerto Rico 87,215
5,417 First Commonwealth Financial
Corporation 67,333
202 First Financial Bancorp 4,398
1,632 First Financial Bankshares, Inc. 52,061
1,292 First Financial Corporation 48,424
7,445 First Foundation, Inc. 55,465
888 First Hawaiian, Inc. 18,319
6,328 First Horizon Corporation 112,512
589 First Interstate BancSystem, Inc. 17,588
146 First Merchants Corporation 4,811
576 First Mid-Illinois Bancshares, Inc. 15,679
2,888 First of Long Island Corporation 38,988
1,530 First Republic Bank
b
21,405
4,000 Fiserv, Inc.
a
452,120
203 Five Star Bancorp 4,332
1,099 FLEETCOR Technologies, Inc.
a
231,724
4,080 Flushing Financial Corporation 60,751
895 Flywire Corporation
a
26,277
5,958 Fulton Financial Corporation 82,340
7,469 Genworth Financial, Inc.
a
37,494
10,976 Glacier Bancorp, Inc. 461,102
1,256 Global Life, Inc. 138,185
4,602 Global Payments, Inc. 484,314
2,993 Great Southern Bancorp, Inc. 151,685
2,176 Green Dot Corporation
a
37,384
13,057 Hamilton Lane, Inc. 965,957
3,058 Hancock Whitney Corporation 111,311
10,537 Hanmi Financial Corporation 195,672
2,937 Hanover Insurance Group, Inc. 377,404
4,033 Hartford Financial Services Group,
Inc. 281,060
20,507 Heartland Financial USA, Inc. 786,649
4,778 Heritage Commerce Corporation 39,801
1,013 Heritage Financial Corporation 21,678
2,334 Home BancShares, Inc. 50,671
2,536 HomeStreet, Inc. 45,623

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Financials (6.3%) - continued
3,744 Hometrust Bancshares, Inc. $ 92,065
20,581 Hope Bancorp, Inc. 202,105
4,483 Horizon Bancorp, Inc. 49,582
22,800 Houlihan Lokey, Inc. 1,994,772
10,423 Huntington Bancshares, Inc. 116,738
409 Independent Bank Corporation 26,839
3,905 Independent Bank Corporation/MI 69,392
1,976 Interactive Brokers Group, Inc. 163,139
36,063 Intercontinental Exchange, Inc. 3,761,010
282 International Bancshares
Corporation 12,075
6,668 Invesco Mortgage Capital, Inc. 73,948
14,898 Invesco, Ltd. 244,327
52,220 J.P. Morgan Chase & Company 6,804,788
612 Jack Henry & Associates, Inc. 92,241
3,486 KeyCorp 43,645
16,903 Kinsale Capital Group, Inc. 5,073,435
1,272 KKR & Company, Inc. 66,805
12,843 M&T Bank Corporation 1,535,638
121 Marsh & McLennan Companies,
Inc. 20,153
25,079 Mastercard, Inc. 9,113,959
499 Mercantile Bank Corporation 15,259
1,289 Mercury General Corporation 40,913
3,173 Metropolitan Bank Holding
Corporation
a
107,533
9,913 MFA Financial, Inc. 98,337
19,628 MGIC Investment Corporation 263,408
4,209 Midland States Bancorp, Inc. 90,157
6,293 MidWestOne Financial Group, Inc. 153,675
17,181 Morgan Stanley 1,508,492
7,056 Mr. Cooper Group, Inc.
a
289,084
4,275 MSCI, Inc. 2,392,675
432 MVB Financial Corporation 8,916
19,235 Nasdaq, Inc. 1,051,577
5,806 Navient Corporation 92,838
9,189 New York Community Bancorp,
Inc. 83,069
14,036 NMI Holdings, Inc.
a
313,424
3,336 OceanFirst Financial Corporation 61,649
2,612 OFG Bancorp 65,143
6,254 Old National Bancorp 90,183
11,189 Old Republic International
Corporation 279,389
1,214 Old Second Bancorp, Inc. 17,069
8,234 OneMain Holdings, Inc. 305,317
454 Pacific Premier Bancorp, Inc. 10,905
7,012 PacWest Bancorp
b
68,227
33 Park National Corporation 3,913
1,088 Pathward Financial, Inc. 45,141
86,194 PayPal Holdings, Inc.
a
6,545,572
892 PCB Bancorp 12,925
317 Peapack-Gladstone Financial
Corporation 9,390
856 PennyMac Financial Services, Inc. 51,026
1,633 Pinnacle Financial Partners, Inc. 90,076
332 PNC Financial Services Group,
Inc. 42,197
5,423 Popular, Inc. 311,334
486 Preferred Bank/Los Angeles, CA 26,638
1,453 Premier Financial Corporation 30,121
4,905 Principal Financial Group, Inc. 364,540
1,856 Prosperity Bancshares, Inc. 114,181
2,253 Prudential Financial, Inc. 186,413
277 QCR Holdings, Inc. 12,163
33,563 Radian Group, Inc. 741,742
Shares Common Stock (43.9%) Value
Financials (6.3%) - continued
27,835 Raymond James Financial, Inc. $ 2,596,170
6,788 Regions Financial Corporation 125,985
51 Reinsurance Group of America,
Inc. 6,771
532 RenaissanceRe Holdings, Ltd. 106,581
32,673 Rithm Capital Corporation 261,384
18,522 RLI Corporation 2,461,759
10,759 S&P Global, Inc. 3,709,380
597 S&T Bancorp, Inc. 18,776
37,470 Seacoast Banking Corporation of
Florida 888,039
601 Shore Bancshares, Inc. 8,582
553 Simmons First National
Corporation 9,672
414 SmartFinancial, Inc. 9,580
399 South Plains Financial, Inc. 8,543
235 Southern First Bancshares, Inc.
a
7,214
1,101 SouthState Corporation 78,457
26,066 State Street Corporation 1,972,936
35,341 Synchrony Financial 1,027,716
4,617 Synovus Financial Corporation 142,342
1,744 T. Rowe Price Group, Inc. 196,898
1,384 Territorial Bancorp, Inc. 26,725
1,835 Texas Capital Bancshares, Inc.
a
89,842
147 Towne Bank 3,918
4,528 TPG RE Finance Trust, Inc. 32,873
8,564 TPG, Inc. 251,182
13,994 Tradeweb Markets, Inc. 1,105,806
36,041 Triumph Financial, Inc.
a
2,092,540
3,244 Truist Financial Corporation 110,620
2,496 TrustCo Bank Corporation NY 79,722
15,526 Two Harbors Investment
Corporation 228,387
1,077 U.S. Bancorp 38,826
1,692 UMB Financial Corporation 97,662
2,876 United Bankshares, Inc. 101,235
803 United Community Banks, Inc. 22,580
998 Univest Financial Corporation 23,693
16,571 Unum Group 655,549
5,179 Valley National Bancorp 47,854
3,303 Veritex Holdings, Inc. 60,313
6,790 Virtu Financial, Inc. 128,331
852 Visa, Inc. 192,092
10,617 Voya Financial, Inc. 758,691
2,173 W.R. Berkley Corporation 135,291
548 Walker & Dunlop, Inc. 41,741
2,761 Washington Federal, Inc. 83,161
159 Webster Financial Corporation 6,268
81,481 Wells Fargo & Company 3,045,760
932 Westamerica Bancorporation 41,288
84,577 Western Alliance Bancorp 3,005,867
829 Western Asset Mortgage Capital
Corporation 7,569
16,656 Western Union Company 185,714
845 WEX, Inc.
a
155,387
132 Willis Towers Watson plc 30,674
771 Wintrust Financial Corporation 56,244
305 WSFS Financial Corporation 11,471
29,306 Zions Bancorp NA 877,129
3,349 Zurich Insurance Group AG 1,604,836
Total 117,582,869
Health Care (6.4%)
851 10X Genomics, Inc.
a
47,477
19,020 Abbott Laboratories 1,925,965

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Health Care (6.4%) - continued
16,585 ACADIA Pharmaceuticals, Inc.
a
$ 312,130
1,338 Accolade, Inc.
a
19,240
2,060 Adaptive Biotechnologies
Corporation
a
18,190
8,898 Agilent Technologies, Inc. 1,230,949
81,145 Agiliti, Inc.
a
1,296,697
2,182 Agios Pharmaceuticals, Inc.
a
50,121
5,367 Aldeyra Therapeutics, Inc.
a
53,294
3,766 Align Technology, Inc.
a
1,258,371
2,006 Alignment Healthcare, Inc.
a
12,758
13,642 Alkermes plc
a
384,568
13,388 Allogene Therapeutics, Inc.
a,b
66,137
150 Alnylam Pharmaceuticals, Inc.
a
30,048
2,473 Amedisys, Inc.
a
181,889
2,738 AmerisourceBergen Corporation 438,381
6,284 Amgen, Inc. 1,519,157
3,315 Amicus Therapeutics, Inc.
a
36,763
728 AMN Healthcare Services, Inc.
a
60,395
940 Anika Therapeutics, Inc.
a
26,997
1,562 Arcutis Biotherapeutics, Inc.
a
17,182
5,739 Argenx SE ADR
a
2,138,237
381 Arvinas, Inc.
a
10,409
9,349 Ascendis Pharma AS ADR
a
1,002,400
52,707 AstraZeneca plc ADR 3,658,393
3,420 Atara Biotherapeutics, Inc.
a
9,918
1,544 Avanos Medical, Inc.
a
45,919
86,114 Avantor, Inc.
a
1,820,450
13,819 Axonics, Inc.
a
753,965
13,835 Azenta, Inc.
a
617,318
27,287 Baxter International, Inc. 1,106,761
6,966 Biogen, Inc.
a
1,936,757
21,066 BioLife Solutions, Inc.
a
458,185
205 BioMarin Pharmaceutical, Inc.
a
19,934
23,587 Bio-Techne Corporation 1,749,920
951 Blueprint Medicines Corporation
a
42,785
749 Bristol-Myers Squibb Company 51,913
1,651 Cardinal Health, Inc. 124,651
28,739 Centene Corporation
a
1,816,592
347 Chemed Corporation 186,599
7,862 Cigna Group 2,008,977
2,569 Codexis, Inc.
a
10,636
3,829 Community Health Systems, Inc.
a
18,762
41 CONMED Corporation 4,258
3,910 Cooper Companies, Inc. 1,459,838
1,149 CRISPR Therapeutics AG
a
51,969
14,466 CVS Health Corporation 1,074,968
17,852 Danaher Corporation 4,499,418
6,755 Deciphera Pharmaceuticals, Inc.
a
104,365
3,140 Dentsply Sirona, Inc. 123,339
34,802 Dexcom, Inc.
a
4,043,296
8,749 Dynavax Technologies
Corporation
a
85,828
750 Editas Medicine, Inc.
a
5,438
25,814 Edwards Lifesciences Corporation
a
2,135,592
7,065 Elanco Animal Health, Inc.
a
66,411
11,412 Elevance Health, Inc. 5,247,352
1,380 Enanta Pharmaceuticals, Inc.
a
55,807
3,258 Encompass Health Corporation 176,258
1,629 Enhabit, Inc.
a
22,659
42,906 Enovis Corporation
a
2,295,042
3,280 Evolent Health, Inc.
a
106,436
1,516 Exact Sciences Corporation
a
102,800
3,225 FibroGen, Inc.
a
60,179
28,911 Gilead Sciences, Inc. 2,398,746
3,516 Globus Medical, Inc.
a
199,146
Shares Common Stock (43.9%) Value
Health Care (6.4%) - continued
385 Guardant Health, Inc.
a
$ 9,024
28,644 Halozyme Therapeutics, Inc.
a
1,093,914
6,928 HCA Healthcare, Inc. 1,826,775
1,236 HealthEquity, Inc.
a
72,566
7,468 Hologic, Inc.
a
602,668
120 IDEXX Laboratories, Inc.
a
60,010
15,970 Immunocore Holdings plc ADR
a
789,557
17,767 Inari Medical, Inc.
a
1,096,935
384 Innoviva, Inc.
a
4,320
11,005 Insmed, Inc.
a
187,635
11,424 Inspire Medical Systems, Inc.
a
2,674,016
8,051 Insulet Corporation
a
2,567,947
470 Integra LifeSciences Holdings
Corporation
a
26,983
13,004 Intuitive Surgical, Inc.
a
3,322,132
13,306 Ionis Pharmaceuticals, Inc.
a
475,556
2,798 Jazz Pharmaceuticals, Inc.
a
409,431
24,392 Johnson & Johnson 3,780,760
955 KalVista Pharmaceuticals, Inc.
a
7,506
828 Kiniksa Pharmaceuticals, Ltd.
a
8,909
3,555 Kura Oncology, Inc.
a
43,478
14,603 Laboratory Corporation of America
Holdings 3,350,220
25,856 Lantheus Holdings, Inc.
a
2,134,671
62 Ligand Pharmaceuticals, Inc.
a
4,561
5,357 LivaNova plc
a
233,458
16 Madrigal Pharmaceuticals, Inc.
a
3,876
190,343 Maravai LifeSciences Holdings,
Inc.
a
2,666,705
1,739 Medpace Holdings, Inc.
a
327,019
40,717 Medtronic plc 3,282,605
44,249 Merck & Company, Inc. 4,707,651
214 Merit Medical Systems, Inc.
a
15,825
2,808 Mersana Therapeutics, Inc.
a
11,541
3,735 Mirati Therapeutics, Inc.
a
138,867
635 Moderna, Inc.
a
97,523
8,483 Molina Healthcare, Inc.
a
2,269,118
187 MultiPlan Corporation
a
198
14,163 Natera, Inc.
a
786,330
1,989 National HealthCare Corporation 115,501
8,844 Novo Nordisk AS ADR 1,407,434
933 Nurix Therapeutics, Inc.
a
8,285
1,929 OraSure Technologies, Inc.
a
11,670
51,584 Pfizer, Inc. 2,104,627
104,669 Progyny, Inc.
a
3,361,968
4,661 Protagonist Therapeutics, Inc.
a
107,203
58,391 R1 RCM, Inc.
a
875,865
2,863 RAPT Therapeutics, Inc.
a
52,536
316 Reata Pharmaceuticals, Inc.
a
28,731
3,108 Regeneron Pharmaceuticals, Inc.
a
2,553,750
11,996 Repligen Corporation
a
2,019,647
17,191 Revance Therapeutics, Inc.
a
553,722
1,414 Sage Therapeutics, Inc.
a
59,331
13,708 Sarepta Therapeutics, Inc.
a
1,889,374
357 Scholar Rock Holding Corporation
a
2,856
1,811 Sensus Healthcare, Inc.
a
9,435
2,731 ShockWave Medical, Inc.
a
592,163
28,105 Silk Road Medical, Inc.
a
1,099,749
1,183 SpringWorks Therapeutics, Inc.
a
30,450
24,809 Stevanato Group SPA 642,553
1,460 Syneos Health, Inc.
a
52,005
2,918 Teleflex, Inc. 739,159
16,740 Travere Therapeutics, Inc.
a
376,483
2,579 Twist Bioscience Corporation
a
38,891
1,840 Ultragenyx Pharmaceutical, Inc.
a
73,784

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Health Care (6.4%) - continued
661 UnitedHealth Group, Inc. $ 312,382
1,521 Vanda Pharmaceuticals, Inc.
a
10,328
539 Veeva Systems, Inc.
a
99,063
5,631 Veracyte, Inc.
a
125,571
16,921 Vericel Corporation
a
496,124
48,887 Viatris, Inc. 470,293
66,506 Viemed Healthcare, Inc.
a
642,448
21,005 Vor BioPharma, Inc.
a,b
113,007
141 VYNE Therapeutics, Inc.
a
434
3,024 Waters Corporation
a
936,321
1,471 Zentalis Pharmaceuticals, Inc.
a
25,301
13,811 Zimmer Biomet Holdings, Inc. 1,784,381
25,683 Zoetis, Inc. 4,274,679
Total 120,083,129
Industrials (5.5%)
3,735 3M Company 392,586
622 Acuity Brands, Inc. 113,658
19,745 Advanced Drainage Systems, Inc. 1,662,726
66 AECOM 5,565
3,560 AGCO Corporation 481,312
34,651 Air Lease Corporation 1,364,210
10,717 Alaska Air Group, Inc.
a
449,685
360 Albany International Corporation 32,170
490 American Woodmark Corporation
a
25,514
14,451 AMETEK, Inc. 2,100,164
398 Apogee Enterprises, Inc. 17,213
2,734 Armstrong World Industries, Inc. 194,770
32,502 ASGN, Inc.
a
2,686,940
468 Atkore International Group, Inc.
a
65,745
2,069 AZZ, Inc. 85,326
76,017 Badger Infrastructure Solutions,
Ltd. 1,838,132
17,918 Barnes Group, Inc. 721,737
839 Beacon Roofing Supply, Inc.
a
49,375
155 Broadridge Financial Solutions,
Inc. 22,718
9,047 Carlisle Companies, Inc. 2,045,255
529 Caterpillar, Inc. 121,056
515 CBIZ, Inc.
a
25,487
17,462 Chart Industries, Inc.
a
2,189,735
18,943 Cimpress plc
a
830,082
3,053 Cintas Corporation 1,412,562
107,914 CNH Industrial NV 1,647,847
141 Columbus McKinnon Corporation 5,240
9,684 Conduent Incorporated
a
33,216
2,414 Core & Main, Inc.
a
55,763
762 CoStar Group, Inc.
a
52,464
13,088 Crane Holdings, Company 1,485,488
1,074 CSW Industrials, Inc. 149,211
87,133 CSX Corporation 2,608,762
4,158 Curtiss-Wright Corporation 732,889
1,058 Daseke, Inc.
a
8,178
1,081 Deere & Company 446,323
42,931 Delta Air Lines, Inc.
a
1,499,151
1,272 Donaldson Company, Inc. 83,112
32 Dover Corporation 4,862
77,145 Driven Brands Holdings, Inc.
a
2,338,265
1,105 Eagle Bulk Shipping, Inc. 50,278
2,933 EMCOR Group, Inc. 476,876
13,510 Emerson Electric Company 1,177,261
239 Equifax, Inc. 48,479
7,086 Expeditors International of
Washington, Inc. 780,310
20,980 Fastenal Company 1,131,661
Shares Common Stock (43.9%) Value
Industrials (5.5%) - continued
102,886 First Advantage Corporation
a
$ 1,436,289
1,072 Forrester Research, Inc.
a
34,679
3,504 Fortune Brands Innovations, Inc. 205,790
21,740 Forward Air Corporation 2,342,702
797 Genco Shipping & Trading, Ltd. 12,481
7,236 General Dynamics Corporation 1,651,328
338 Gorman-Rupp Company 8,450
13,668 Greenbrier Companies, Inc. 439,700
3,927 Hawaiian Holdings, Inc.
a
35,971
3,725 Healthcare Services Group, Inc. 51,666
208 Heidrick & Struggles International,
Inc. 6,315
15,962 Helios Technologies, Inc. 1,043,915
3,926 Hillman Solutions Corporation
a
33,057
80,454 Howmet Aerospace, Inc. 3,408,836
1,300 Hubbell, Inc. 316,303
254 ICF International, Inc. 27,864
1,681 IDEX Corporation 388,361
3,098 Interface, Inc. 25,156
52,648 Janus International Group, Inc.
a
519,109
111 JB Hunt Transport Services, Inc. 19,476
9,636 JetBlue Airways Corporation
a
70,150
22,826 Johnson Controls International plc 1,374,582
171 Knight-Swift Transportation
Holdings, Inc. 9,675
6,409 L3Harris Technologies, Inc. 1,257,702
4,147 Landstar System, Inc. 743,391
19,318 Lincoln Electric Holdings, Inc. 3,266,674
12,439 ManpowerGroup, Inc. 1,026,591
3,504 Masterbrand, Inc.
a
28,172
1,233 Matson, Inc. 73,573
10,021 Maximus, Inc. 788,653
11,572 Mercury Systems, Inc.
a
591,561
21,808 Middleby Corporation
a
3,197,271
13,952 Miller Industries, Inc. 493,203
1,347 MSC Industrial Direct Company,
Inc. 113,148
138 National Presto Industries, Inc. 9,948
6,193 Northrop Grumman Corporation 2,859,432
6,680 Old Dominion Freight Line, Inc. 2,276,811
5,394 Owens Corning, Inc. 516,745
8,544 PACCAR, Inc. 625,421
13,850 Parker-Hannifin Corporation 4,655,124
23,055 Pentair plc 1,274,250
8,083 Planet Labs PBC
a
31,766
5,243 Proterra, Inc.
a
7,969
8,446 Quanta Services, Inc. 1,407,441
26,252 Regal Rexnord Corporation 3,694,444
2,409 Republic Services, Inc. 325,745
1,883 Resideo Technologies, Inc.
a
34,421
33,231 Ritchie Brothers Auctioneers, Inc. 1,870,573
805 RXO, Inc.
a
15,810
5,023 Saia, Inc.
a
1,366,658
5,872 SkyWest, Inc.
a
130,182
184 Snap-On, Inc. 45,428
14,614 Southwest Airlines Company 475,540
4,004 Standex International Corporation 490,250
533 Stanley Black & Decker, Inc. 42,949
638 Sterling Construction Company,
Inc.
a
24,167
89,685 Sun Country Airlines Holdings,
Inc.
a
1,838,543
8,324 SunPower Corporation
a
115,204
3,177 Sunrun, Inc.
a
64,017
8,588 Tennant Company 588,536

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Industrials (5.5%) - continued
1,856 Terex Corporation $ 89,793
4,450 Textron, Inc. 314,304
20,516 Timken Company 1,676,568
1,562 Titan International, Inc.
a
16,370
2,328 Trane Technologies plc 428,305
20,041 TransUnion 1,245,348
1,820 TriNet Group, Inc.
a
146,710
276 TTEC Holdings, Inc. 10,275
3,527 Tutor Perini Corporation
a
21,762
109,884 Uber Technologies, Inc.
a
3,483,323
294 UniFirst Corporation/MA 51,812
4,231 Union Pacific Corporation 851,531
3,489 United Airlines Holdings, Inc.
a
154,388
14,637 United Parcel Service, Inc. 2,839,432
7,039 United Rentals, Inc. 2,785,755
373 Valmont Industries, Inc. 119,091
517 Wabash National Corporation 12,713
72,397 WillScot Mobile Mini Holdings
Corporation
a
3,393,971
30,478 Xometry, Inc.
a
456,256
Total 101,676,234
Information Technology (9.3%)
7,856 8x8, Inc.
a
32,760
15,318 Adobe, Inc.
a
5,903,098
6,716 Adtran Holdings, Inc. 106,516
20,636 Advanced Micro Devices, Inc.
a
2,022,534
517 Alarm.com Holdings, Inc.
a
25,995
1,005 Alpha and Omega Semiconductor,
Ltd.
a
27,085
3,458 Alteryx, Inc.
a
203,469
489 American Software, Inc. 6,166
3,096 Amkor Technology, Inc. 80,558
24,940 Amphenol Corporation 2,038,097
2,269 ANSYS, Inc.
a
755,123
551 Appian Corporation
a
24,453
114,910 Apple, Inc. 18,948,659
22,822 Applied Materials, Inc. 2,803,226
8,765 Arista Networks, Inc.
a
1,471,293
5,910 Arrow Electronics, Inc.
a
737,982
5,488 Autodesk, Inc.
a
1,142,382
190 Aviat Networks, Inc.
a
6,547
390 Avnet, Inc. 17,628
882 Benchmark Electronics, Inc. 20,895
24,286 BigCommerce Holdings, Inc.
a
217,117
12,152 BILL Holdings, Inc.
a
986,013
1,544 CalAmp Corporation
a
5,543
53,650 Calix, Inc.
a
2,875,103
218 Cambium Networks Corporation
a
3,863
546 CDW Corporation 106,410
33,839 Ciena Corporation
a
1,777,224
149,554 Cisco Systems, Inc. 7,817,935
45,832 Cognex Corporation 2,270,976
163 Cognizant Technology Solutions
Corporation 9,932
2,362 Coherent Corporation
a
89,945
16,450 Cohu, Inc.
a
631,515
24,533 CommScope Holding Company,
Inc.
a
156,275
1,155 Corning, Inc. 40,748
2,315 Datadog, Inc.
a
168,208
11,706 Descartes Systems Group, Inc.
a
943,621
10,506 Dolby Laboratories, Inc. 897,423
32,129 Dropbox, Inc.
a
694,629
5,695 Endava plc ADR
a
382,590
Shares Common Stock (43.9%) Value
Information Technology (9.3%) - continued
11,505 Entegris, Inc. $ 943,525
3,662 EPAM Systems, Inc.
a
1,094,938
38 Fair Isaac Corporation
a
26,702
656 First Solar, Inc.
a
142,680
31,802 Five9, Inc.
a
2,298,967
24,785 Flex, Ltd.
a
570,303
1,582 FormFactor, Inc.
a
50,387
37,430 Fortinet, Inc.
a
2,487,598
14,108 Gen Digital, Inc. 242,093
41,285 Gilat Satellite Networks, Ltd.
a
211,379
75 GoDaddy, Inc.
a
5,829
78,584 Grid Dynamics Holdings, Inc.
a
900,573
155 HP, Inc. 4,549
2,282 HubSpot, Inc.
a
978,407
1,829 IPG Photonics Corporation
a
225,534
1,725 Jabil, Inc. 152,076
31,447 Juniper Networks, Inc. 1,082,406
40 Keysight Technologies, Inc.
a
6,459
568 KLA-Tencor Corporation 226,729
38,972 Knowles Corporation
a
662,524
330 Kyndryl Holdings, Inc.
a
4,871
3,833 Lam Research Corporation 2,031,950
40,671 Lattice Semiconductor
Corporation
a
3,884,080
2,250 Littelfuse, Inc. 603,202
9,268 Lumentum Holdings, Inc.
a
500,565
274 MaxLinear, Inc.
a
9,648
16,834 Microchip Technology, Inc. 1,410,353
102,568 Microsoft Corporation 29,570,354
3,908 Monolithic Power Systems, Inc. 1,956,110
266 Motorola Solutions, Inc. 76,111
2,373 NCR Corporation
a
55,979
3,126 NICE, Ltd. ADR
a
715,510
13,031 Nova, Ltd.
a
1,361,349
40,135 NVIDIA Corporation 11,148,299
9,725 ON Semiconductor Corporation
a
800,562
2,991 PagerDuty, Inc.
a
104,625
10,465 Palo Alto Networks, Inc.
a
2,090,279
5,204 Paycom Software, Inc.
a
1,582,068
443 PDF Solutions, Inc.
a
18,783
6,736 Plexus Corporation
a
657,232
13,167 PTC, Inc.
a
1,688,404
4,976 Q2 Holdings, Inc.
a
122,509
1,135 Qorvo, Inc.
a
115,282
54,137 QUALCOMM, Inc. 6,906,798
563 Qualys, Inc.
a
73,201
4,699 Rackspace Technology, Inc.
a
8,834
6,391 Rambus, Inc.
a
327,603
2,074 RingCentral, Inc.
a
63,610
26,048 Salesforce, Inc.
a
5,203,869
45,482 Samsung Electronics Company,
Ltd. 2,249,129
529 Sanmina Corporation
a
32,264
11,349 ServiceNow, Inc.
a
5,274,107
4,910 SiTime Corporation
a
698,349
7,128 Skyworks Solutions, Inc. 840,961
10,157 Splunk, Inc.
a
973,853
1,585 Sprinklr, Inc.
a
20,542
65,883 Sprout Social, Inc.
a
4,010,957
5,131 Synopsys, Inc.
a
1,981,849
675 Teledyne Technologies, Inc.
a
301,968
3,071 Teradata Corporation
a
123,700
95 Teradyne, Inc. 10,213
20,819 Texas Instruments, Inc. 3,872,542
11,266 Trimble, Inc.
a
590,564

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Information Technology (9.3%) - continued
186,241 TTM Technologies, Inc.
a
$ 2,512,391
4,766 Tyler Technologies, Inc.
a
1,690,214
8,834 Universal Display Corporation 1,370,418
4,023 Upland Software, Inc.
a
17,299
1,949 Verint Systems, Inc.
a
72,581
6,761 Viavi Solutions, Inc.
a
73,222
7,261 Vishay Intertechnology, Inc. 164,244
7,983 Vontier Corporation 218,255
1,435 Western Digital Corporation
a
54,056
19,644 Wolfspeed, Inc.
a
1,275,878
31,986 Workiva, Inc.
a
3,275,686
1,377 Xerox Holdings Corporation 21,206
5,803 Yext, Inc.
a
55,767
120 Zebra Technologies Corporation
a
38,160
2,371 Zoom Video Communications,
Inc.
a
175,075
Total 173,850,684
Materials (1.6%)
1,723 Albemarle Corporation 380,852
608 Alcoa Corporation 25,876
17,944 AptarGroup, Inc. 2,120,801
3,908 Ashland, Inc. 401,391
1,840 Avery Dennison Corporation 329,231
59,824 Axalta Coating Systems, Ltd.
a
1,812,069
18,601 Ball Corporation 1,025,101
18,437 Carpenter Technology Corporation 825,240
4,447 Celanese Corporation 484,234
26,126 CF Industries Holdings, Inc. 1,893,874
284 Commercial Metals Company 13,888
22,555 Compass Minerals International,
Inc. 773,411
5,067 Corteva, Inc. 305,591
625 Crown Holdings, Inc. 51,694
16,180 Eastman Chemical Company 1,364,621
1,917 Freeport-McMoRan, Inc. 78,424
738 Greif, Inc. 46,767
114 Hawkins, Inc. 4,991
5,778 Huntsman Corporation 158,086
14,783 Ingevity Corporation
a
1,057,280
2,718 Innospec, Inc. 279,057
3,285 International Flavors & Fragrances,
Inc. 302,089
84,314 Ivanhoe Mines, Ltd.
a
761,727
1,000 Kaiser Aluminum Corporation 74,630
2,503 Linde plc 889,666
3,427 LSB Industries, Inc.
a
35,401
7,172 LyondellBasell Industries NV 673,379
3,574 Martin Marietta Materials, Inc. 1,268,984
1,947 Mercer International, Inc. 19,032
1,635 MP Materials Corporation
a
46,091
811 Myers Industries, Inc. 17,380
7,156 Newmont Corporation 350,787
22,335 Nucor Corporation 3,450,087
3,865 O-I Glass, Inc.
a
87,774
2,141 Orion Engineered Carbons SA 55,859
10,301 PPG Industries, Inc. 1,376,008
157,135 Ranpak Holdings Corporation
a
820,245
749 Reliance Steel & Aluminum
Company 192,298
17,861 RPM International, Inc. 1,558,194
1,483 Ryerson Holding Corporation 53,952
2,131 Schnitzer Steel Industries, Inc. 66,274
112 Sensient Technologies Corporation 8,575
4,577 Sonoco Products Company 279,197
Shares Common Stock (43.9%) Value
Materials (1.6%) - continued
7,777 SSR Mining, Inc. $ 117,588
14,251 Steel Dynamics, Inc. 1,611,218
43,868 Summit Materials, Inc.
a
1,249,799
1,888 TimkenSteel Corporation
a
34,626
1,185 TriMas Corporation 33,014
1,266 Trinseo plc 26,396
11,939 Tronox Holdings plc 171,683
5,370 United States Lime & Minerals, Inc. 819,945
8,791 United States Steel Corporation 229,445
222 Vulcan Materials Company 38,086
320 Westlake Corporation 37,114
7,298 WestRock Company 222,370
Total 30,411,392
Real Estate (1.6%)
19,512 Agree Realty Corporation 1,338,718
4,837 Alexandria Real Estate Equities,
Inc. 607,479
1,173 American Assets Trust, Inc. 21,806
3,894 Apartment Income REIT
Corporation 139,444
7,249 AvalonBay Communities, Inc. 1,218,267
6,738 Camden Property Trust 706,412
1,775 CareTrust REIT, Inc. 34,754
20,918 CBRE Group, Inc.
a
1,523,040
23,125 CubeSmart 1,068,837
156,514 Cushman and Wakefield plc
a
1,649,658
5,346 Digital Realty Trust, Inc. 525,565
4,399 DigitalBridge Group, Inc. 52,744
618 EastGroup Properties, Inc. 102,168
1,315 Elme Communities 23,486
8,019 EPR Properties 305,524
2,795 Equity Commonwealth 57,884
8,975 Equity Residential 538,500
4,683 Essential Properties Realty Trust,
Inc. 116,373
938 Essex Property Trust, Inc. 196,173
3,383 Extra Space Storage, Inc. 551,192
6,447 First Industrial Realty Trust, Inc. 342,980
5,613 FirstService Corporation 791,377
7,652 Four Corners Property Trust, Inc. 205,533
963 Getty Realty Corporation 34,697
259 Gladstone Land Corporation 4,312
100,876 Healthcare Realty Trust, Inc. 1,949,933
89,408 Host Hotels & Resorts, Inc. 1,474,338
1,396 Howard Hughes Corporation
a
111,680
29,552 Independence Realty Trust, Inc. 473,719
2,247 Kennedy-Wilson Holdings, Inc. 37,278
460 Kilroy Realty Corporation 14,904
1,276 Life Storage, Inc. 167,271
843 LTC Properties, Inc. 29,615
18,889 LXP Industrial Trust 194,746
1,992 Mid-America Apartment
Communities, Inc. 300,872
19,523 National Retail Properties, Inc. 861,940
46,649 National Storage Affiliates Trust 1,948,995
14,030 Necessity Retail REIT, Inc. 88,108
6,119 NetSTREIT Corporation 111,855
63,815 Pebblebrook Hotel Trust 895,963
5,770 Public Storage, Inc. 1,743,348
3,875 Realty Income Corporation 245,365
11,512 Regency Centers Corporation 704,304
31,242 Rexford Industrial Realty, Inc. 1,863,585
11,216 Sabra Health Care REIT, Inc. 128,984
11,350 SBA Communications Corporation 2,963,145

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (43.9%) Value
Real Estate (1.6%) - continued
20,682 Service Properties Trust $ 205,993
1,617 Terreno Realty Corporation 104,458
15,851 UDR, Inc. 650,842
2,373 Welltower, Inc. 170,120
11,522 Zillow Group, Inc.
a
503,511
Total 30,101,795
Utilities (1.1%)
2,296 AES Corporation 55,288
13,923 Alliant Energy Corporation 743,488
2,045 Artesian Resources Corporation 113,211
894 Avista Corporation 37,950
13,153 Black Hills Corporation 829,954
23,835 CenterPoint Energy, Inc. 702,179
2,352 Consolidated Water Company,
Ltd. 38,643
24,021 Constellation Energy Corporation 1,885,649
15,930 Duke Energy Corporation 1,536,767
7,514 Edison International, Inc. 530,413
35,791 Entergy Corporation 3,856,122
1,218 Essential Utilities, Inc. 53,166
17,523 Evergy, Inc. 1,071,006
461 NextEra Energy Partners, LP 28,006
66,478 NiSource, Inc. 1,858,725
15,482 NorthWestern Corporation 895,789
28,660 OGE Energy Corporation 1,079,336
5,194 PG&E Corporation
a
83,987
6,798 Pinnacle West Capital Corporation 538,674
16,038 Portland General Electric
Company 784,098
26,672 Public Service Enterprise Group,
Inc. 1,665,666
10,812 Sempra Energy 1,634,342
6,292 Spire, Inc. 441,321
7,749 UGI Corporation 269,355
826 Vistra Energy Corporation 19,824
1,696 Xcel Energy, Inc. 114,378
Total 20,867,337
Total Common Stock
(cost $670,302,453) 818,856,508
Shares
Registered Investment
Companies ( 39.1% ) Value
Unaffiliated  (0.5%)
12,872 Communication Services Select
Sector SPDR Fund 746,190
3,971 Invesco QQQ Trust Series 1
b
1,274,413
17,399 Materials Select Sector SPDR
Fund 1,403,403
13,861 SPDR S&P 500 ETF Trust 5,674,555
2,893 SPDR S&P Biotech ETF
a
220,476
6,173 SPDR S&P Oil & Gas Exploration
ETF 787,613
Total 10,106,650
Affiliated  (38.6%)
4,913,436 Thrivent Core Emerging Markets
Equity Fund 41,715,069
5,012,855 Thrivent Core International Equity
Fund 47,421,606
6,559,139 Thrivent Core Low Volatility Equity
Fund 74,118,268
1,304,627 Thrivent Core Mid Cap Value Fund 12,511,373
Shares
Registered Investment
Companies (39.1%) Value
Affiliated  (38.6%)- continued
2,396,366 Thrivent Core Small Cap Value
Fund $ 21,830,893
5,712,244 Thrivent Global Stock Portfolio 69,431,760
2,476,011 Thrivent High Yield Portfolio 10,009,524
621,520 Thrivent Income Portfolio 5,397,407
15,079,934 Thrivent International Allocation
Portfolio 133,924,891
876,959 Thrivent International Index
Portfolio 10,962,070
4,491,221 Thrivent Large Cap Value Portfolio 93,981,039
1,078,602 Thrivent Limited Maturity Bond
Portfolio 10,152,339
6,046,599 Thrivent Mid Cap Stock Portfolio 115,796,597
3,772,728 Thrivent Small Cap Stock Portfolio 72,424,295
Total 719,677,131
Total Registered Investment
Companies (cost $685,548,179) 729,783,781
Principal
Amount Long-Term Fixed Income ( 3.0% ) Value
Collateralized Mortgage Obligations (<0.1%)
Sequoia Mortgage Trust
$ 30,045
3.183%,  9/20/2046, Ser.
2007-1, Class 4A1
c
20,135
Total 20,135
Commercial Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
175,000
3.500%,  7/25/2032, Ser.
K148, Class A2
c,d
165,184
275,000
3.530%,  8/25/2032, Ser.
K149, Class A2
d
260,151
250,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
c,d
239,884
1,100,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
c,d
1,064,665
275,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
d
277,479
Total 2,007,363
Mortgage-Backed Securities (1.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,087,973 2.500%,  5/1/2051 939,164
514,819 3.500%,  5/1/2052 478,736
500,467 4.000%,  5/1/2052 482,518
825,287 3.500%,  6/1/2052 767,329
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
264,446 2.500%,  7/1/2030 250,044
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
693,926 3.000%,  8/1/2038 647,460
593,074 3.500%,  5/1/2040 565,835
541,661 2.500%,  4/1/2042 479,880

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (3.0%) Value
Mortgage-Backed Securities (1.1%) - continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 1,107,181 3.000%,  1/1/2052 $ 994,858
167,053 2.000%,  2/1/2051 138,771
106,389 2.000%,  2/1/2051 88,262
795,191 2.500%,  2/1/2051 690,656
555,561 2.500%,  2/1/2051 479,783
1,400,927 2.000%,  3/1/2051 1,161,593
1,127,615 3.000%,  3/1/2052 1,014,902
546,567 2.500%,  4/1/2051 472,068
660,434 3.000%,  4/1/2051 594,572
679,934 3.000%,  5/1/2050 616,599
222,522 2.000%,  5/1/2051 184,451
547,345 3.000%,  5/1/2051 498,646
447,073 3.000%,  6/1/2050 408,073
861,196 2.500%,  7/1/2051 743,512
381,602 3.500%,  7/1/2051 358,197
386,820 3.500%,  8/1/2050 363,141
191,603 3.500%,  9/1/2052 178,921
820,194 4.000%,  10/1/2052 787,477
228,892 2.000%,  11/1/2051 189,560
902,845 2.000%,  12/1/2050 749,029
926,430 2.500%,  12/1/2051 802,249
446,307 4.500%,  12/1/2052 441,120
2,525,000 5.500%,  4/1/2042
e
2,550,497
500,000 4.500%,  4/1/2049
e,f
489,898
625,000 5.000%,  4/1/2049
e
623,340
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
204,071 3.500%,  7/1/2061 190,889
421,353 4.000%,  12/1/2061 402,713
Total 20,824,743
U.S. Government & Agencies (1.8%)
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,205,623
2,950,000 4.000%,  11/15/2052 3,130,687
920,000 2.250%,  11/15/2027 865,375
5,000,000 2.875%,  5/15/2028 4,823,047
170,000 5.250%,  11/15/2028 183,979
125,000 0.875%,  11/15/2030 103,477
90,000 1.375%,  11/15/2031 75,966
2,500,000 2.875%,  5/15/2032 2,379,102
3,030,000 1.375%,  11/15/2040 2,087,031
120,000 3.000%,  5/15/2042 106,556
2,413,000 2.500%,  5/15/2046 1,916,073
U.S. Treasury Notes
7,500,000 3.000%,  6/30/2024 7,365,527
500,000 2.125%,  7/31/2024 485,313
2,330,000 2.250%,  11/15/2024 2,256,914
2,040,000 2.125%,  11/30/2024 1,971,548
640,000 2.625%,  1/31/2026 619,050
3,330,000 2.500%,  2/28/2026 3,207,987
300,000 0.750%,  1/31/2028 262,031
900,000 3.500%,  1/31/2028 895,289
Total 33,940,575
Total Long-Term Fixed Income
(cost $59,743,768) 56,792,816
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
1,732,300 Thrivent Cash Management Trust $ 1,732,300
Total Collateral Held for
Securities Loaned
(cost $1,732,300) 1,732,300
Shares or
Principal
Amount Short-Term Investments ( 13.8% ) Value
Federal Home Loan Bank Discount
Notes
500,000 4.575%, 4/4/2023
g,h
499,937
400,000 4.690%, 5/10/2023
g
398,131
8,000,000 4.650%, 5/15/2023
g,h
7,957,576
300,000 4.750%, 6/12/2023
g,h
297,275
3,200,000 4.720%, 6/21/2023
g,h
3,167,220
Thrivent Core Short-Term Reserve
Fund
24,415,350 5.190% 244,153,504
Total Short-Term Investments
(cost $256,387,370) 256,473,643
Total Investments (cost
$1,673,714,070) 99.9% $1,863,639,048
Other Assets and Liabilities, Net
0.1% 2,125,458
Total Net Assets 100.0% $1,865,764,506
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
March 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security was earmarked to cover
written options.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of March 31, 2023:
Securities Lending Transactions
Common Stock $ 1,724,524
Total lending $1,724,524
Gross amount payable upon return of
collateral for securities loaned $1,732,300
Net amounts due to counterparty $7,776

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 49,885,992 49,885,992 – –
Consumer Discretionary 98,299,612 98,299,612 – –
Consumer Staples 39,756,205 39,756,205 – –
Energy 36,341,259 36,341,259 – –
Financials 117,582,869 115,978,033 1,604,836 –
Health Care 120,083,129 120,083,129 – –
Industrials 101,676,234 99,838,102 1,838,132 –
Information Technology 173,850,684 171,601,555 2,249,129 –
Materials 30,411,392 29,649,665 761,727 –
Real Estate 30,101,795 30,101,795 – –
Utilities 20,867,337 20,867,337 – –
Registered Investment Companies
Unaffiliated 10,106,650 10,106,650 – –
Affiliated 534,591,295 522,079,922 12,511,373 –
Long-Term Fixed Income
Collateralized Mortgage Obligations 20,135 – 20,135 –
Commercial Mortgage-Backed Securities 2,007,363 – 2,007,363 –
Mortgage-Backed Securities 20,824,743 – 20,824,743 –
U.S. Government & Agencies 33,940,575 – 33,940,575 –
Short-Term Investments 12,320,139 – 12,320,139 –
Subtotal Investments in Securities $1,432,667,408 $1,344,589,256 $88,078,152 $–
Other Investments  * Total
Affiliated Short-Term Investments 244,153,504
Affiliated Registered Investment Companies 185,085,836
Collateral Held for Securities Loaned 1,732,300
Subtotal Other Investments $430,971,640
Total Investments at Value $1,863,639,048
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 14,232,706 14,232,706 – –
Total Asset Derivatives $14,232,706 $14,232,706 $– $–
Liability Derivatives
Futures Contracts 1,580,999 1,580,999 – –
Call Options Written 14 – – 14
Total Liability Derivatives $1,581,013 $1,580,999 $– $14

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
MSC
-
Morgan Stanley & Company
The following table presents Aggressive Allocation Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling
$11,922,008 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 64 June 2023 $ 7,150,158 $ 204,842
CBOT U.S. Long Bond 4 June 2023 502,418 22,207
CME E-mini S&P 500 Index 1,445 June 2023 285,927,017 13,025,420
CME Ultra Long Term U.S. Treasury Bond 4 June 2023 541,730 22,770
ICE mini MSCI EAFE Index 241 June 2023 24,597,197 665,628
Total Futures Long Contracts $ 318,718,520 $ 13,940,867
CBOT 2-Yr. U.S. Treasury Note (12) June 2023 ( $ 2,450,125) ( $ 27,313)
CBOT 5-Yr. U.S. Treasury Note (28) June 2023 (3,003,145) (63,073)
CME E-mini Russell 2000 Index (387) June 2023 (35,383,063) 291,839
CME E-mini S&P Mid-Cap 400 Index (466) June 2023 (117,049,224) (834,796)
ICE US mini MSCI Emerging Markets Index (425) June 2023 (20,514,663) (639,712)
Ultra 10-Yr. U.S. Treasury Note (4) June 2023 (468,458) (16,105)
Total Futures Short Contracts ( $ 178,868,678) ($1,289,160)
Total Futures Contracts $ 139,849,842 $12,651,707
The following table presents Aggressive Allocation Portfolio's options contracts held as of March 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (0.45) $ 99.75 April 2023 ( $ 440,908) ( $ 14) $ 1,427
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($14) $1,427
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Equity $39,897 $– $– $41,715 4,913 2.2%
Core International Equity 43,762 – – 47,422 5,013 2.5
Core Low Volatility Equity 72,741 – – 74,118 6,559 4.0
Core Mid Cap Value – 12,330 – 12,511 1,305 0.7
Core Small Cap Value 21,903 – – 21,831 2,396 1.2
Global Stock 65,070 – – 69,432 5,712 3.7
High Yield 9,654 145 – 10,010 2,476 0.5
Income 5,200 52 – 5,397 622 0.3
International Allocation 124,296 – – 133,925 15,080 7.2
International Index 10,104 – – 10,962 877 0.6
Large Cap Value 93,781 – – 93,981 4,491 5.0
Limited Maturity Bond 9,991 73 – 10,152 1,079 0.6
Mid Cap Stock 109,957 – – 115,797 6,047 6.2
Small Cap Stock 68,888 – – 72,424 3,773 3.9
Total Affiliated Registered Investment
Companies 675,244 719,677 38.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% 240,088 57,365 53,299 244,154 24,415 13.1
Total Affiliated Short-Term Investments 240,088 244,154 13.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 720 44,046 43,034 1,732 1,732 0.1
Total Collateral Held for Securities Loaned 720 1,732 0.1
Total Value $916,052 $965,563
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $1,818 $ – $–
Core International Equity – 3,660 – –
Core Low Volatility Equity – 1,377 – –
Core Mid Cap Value Fund – 181 – –
Core Small Cap Value Fund – (72) – –
Global Stock – 4,362 – –
High Yield – 211 – 144
Income – 145 – 52
International Allocation – 9,629 – –
International Index – 858 – –
Large Cap Value – 200 – –
Limited Maturity Bond – 88 – 73
Mid Cap Stock – 5,840 – –
Small Cap Stock – 3,537 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% – – – 2,955
Total Income/Non Income Cash from Affiliated
Investments $3,224
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $– $31,834 $ –

All Cap Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 93 .3% ) Value
Communications Services (5.6%)
52,920 Alphabet, Inc., Class C
a
$ 5,503,680
18,787 Comcast Corporation 712,215
5,007 Meta Platforms, Inc.
a
1,061,184
7,010 Walt Disney Company
a
701,911
28,402 Warner Bros. Discovery, Inc.
a
428,870
Total 8,407,860
Consumer Discretionary (10.3%)
22,230 Amazon.com, Inc.
a
2,296,137
544 Booking Holdings, Inc.
a
1,442,911
2,057 Burlington Stores, Inc.
a
415,720
6,400 Caesars Entertainment, Inc.
a
312,384
25,640 Clarus Corporation 242,298
45,587 Everi Holdings, Inc.
a
781,817
29,823 Ford Motor Company 375,770
6,521 Grand Canyon Education, Inc.
a
742,742
1,984 Home Depot, Inc. 585,518
3,072 Lear Corporation 428,513
8,740 Lowe's Companies, Inc. 1,747,738
8,940 NIKE, Inc. 1,096,402
160 NVR, Inc.
a
891,550
1,981 O'Reilly Automotive, Inc.
a
1,681,829
8,486 Sony Group Corporation ADR 769,256
1,152 Tesla, Inc.
a
238,994
4,730 Tractor Supply Company 1,111,739
4,909 Wyndham Hotels & Resorts, Inc. 333,076
Total 15,494,394
Consumer Staples (5.7%)
12,771 BJ's Wholesale Club Holdings,
Inc.
a
971,490
2,700 Casey's General Stores, Inc. 584,442
3,696 Celsius Holdings, Inc.
a
343,506
6,572 Dollar General Corporation 1,383,143
5,662 Dollar Tree, Inc.
a
812,780
3,829 Lamb Weston Holdings, Inc. 400,207
23,160 Philip Morris International, Inc. 2,252,310
20,603 Sysco Corporation 1,591,170
12,760 Turning Point Brands, Inc. 267,960
Total 8,607,008
Energy (3.9%)
7,662 ConocoPhillips 760,147
11,928 Devon Energy Corporation 603,676
7,962 Exxon Mobil Corporation 873,113
65,266 NOV, Inc. 1,208,074
3,086 Pioneer Natural Resources
Company 630,285
79,466 TechnipFMC plc
a
1,084,711
5,176 Valero Energy Corporation 722,569
Total 5,882,575
Financials (12.2%)
29,570 Adyen NV ADR
a
468,389
30,791 Ally Financial, Inc. 784,863
6,760 American Express Company 1,115,062
5,486 Ameriprise Financial, Inc. 1,681,459
16,130 Arch Capital Group, Ltd.
a
1,094,743
30,010 Bank of America Corporation 858,286
19,850 Cadence Bank 412,086
6,711 Chubb, Ltd. 1,303,142
10,010 Enterprise Financial Services
Corporation 446,346
13,430 Equitable Holdings, Inc. 340,988
Shares Common Stock (93.3%) Value
Financials (12.2%) - continued
5,002 Fidelity National Information
Services, Inc. $ 271,759
4,280 Houlihan Lokey, Inc. 374,457
9,080 Intercontinental Exchange, Inc. 946,953
13,838 J.P. Morgan Chase & Company 1,803,230
2,381 Kinsale Capital Group, Inc. 714,657
6,000 Mastercard, Inc. 2,180,460
7,728 Morgan Stanley 678,518
21,029 Old National Bancorp 303,238
10,640 PayPal Holdings, Inc.
a
808,002
8,419 Wells Fargo & Company 314,702
5,960 Western Alliance Bancorp 211,818
7,175 Zions Bancorp NA 214,748
1,880 Zurich Insurance Group AG 900,893
Total 18,228,799
Health Care (16.1%)
2,978 Amgen, Inc. 719,931
27,927 AstraZeneca plc ADR 1,938,413
8,427 Baxter International, Inc. 341,799
1,294 Biogen, Inc.
a
359,771
7,520 Bio-Techne Corporation 557,909
4,877 Cardinal Health, Inc. 368,213
1,199 Cigna Group 306,380
4,251 CVS Health Corporation 315,892
5,271 Danaher Corporation 1,328,503
4,160 Dexcom, Inc.
a
483,309
4,230 Elevance Health, Inc. 1,944,996
16,190 Gilead Sciences, Inc. 1,343,284
9,270 Halozyme Therapeutics, Inc.
a
354,021
2,010 Insulet Corporation
a
641,110
4,236 Intuitive Surgical, Inc.
a
1,082,171
8,524 Johnson & Johnson 1,321,220
6,707 Laboratory Corporation of America
Holdings 1,538,720
6,902 Lantheus Holdings, Inc.
a
569,829
50,439 Maravai LifeSciences Holdings,
Inc.
a
706,650
24,450 Merck & Company, Inc. 2,601,236
3,720 Natera, Inc.
a
206,534
38,237 Pfizer, Inc. 1,560,070
11,232 Progyny, Inc.
a
360,772
522 Regeneron Pharmaceuticals, Inc.
a
428,912
34,290 Stevanato Group SPA 888,111
9,260 Zimmer Biomet Holdings, Inc. 1,196,392
4,406 Zoetis, Inc. 733,335
Total 24,197,483
Industrials (9.2%)
5,010 Advanced Drainage Systems, Inc. 421,892
12,983 Badger Infrastructure Solutions,
Ltd. 313,936
3,943 Booz Allen Hamilton Holding
Corporation 365,477
1,565 Carlisle Companies, Inc. 353,800
7,850 Crane Holdings, Company 890,975
1,801 Deere & Company 743,597
48,927 Dun & Bradstreet Holdings, Inc. 574,403
3,293 FedEx Corporation 752,418
1,588 General Dynamics Corporation 362,397
13,583 Howmet Aerospace, Inc. 575,512
41,270 Janus International Group, Inc.
a
406,922
2,363 L3Harris Technologies, Inc. 463,715
5,811 Maximus, Inc. 457,326
2,690 Middleby Corporation
a
394,381

All Cap Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.3%) Value
Industrials (9.2%) - continued
14,495 Moog, Inc. $ 1,460,371
1,243 Northrop Grumman Corporation 573,918
8,520 Timken Company 696,254
28,280 Uber Technologies, Inc.
a
896,476
11,359 United Parcel Service, Inc. 2,203,532
18,540 WillScot Mobile Mini Holdings
Corporation
a
869,155
Total 13,776,457
Information Technology (21.7%)
1,215 Adobe, Inc.
a
468,225
2,880 ANSYS, Inc.
a
958,464
28,857 Apple, Inc. 4,758,519
17,115 Applied Materials, Inc. 2,102,235
7,720 Ciena Corporation
a
405,454
38,580 Cisco Systems, Inc. 2,016,770
9,480 Cognex Corporation 469,734
10,416 Descartes Systems Group, Inc.
a
839,634
9,336 Dolby Laboratories, Inc. 797,481
8,650 Entegris, Inc. 709,387
3,260 F5, Inc.
a
474,949
569 Fair Isaac Corporation
a
399,831
16,370 Juniper Networks, Inc. 563,455
9,690 Lattice Semiconductor
Corporation
a
925,395
1,490 Littelfuse, Inc. 399,454
26,526 Microsoft Corporation 7,647,446
2,380 NICE, Ltd. ADR
a
544,758
9,946 NVIDIA Corporation 2,762,700
6,016 QUALCOMM, Inc. 767,521
3,057 Salesforce, Inc.
a
610,728
1,672 ServiceNow, Inc.
a
777,012
5,268 Texas Instruments, Inc. 979,901
2,338 Tyler Technologies, Inc.
a
829,148
2,863 Universal Display Corporation 444,137
8,414 Workiva, Inc.
a
861,678
Total 32,514,016
Materials (3.0%)
55,341 Axalta Coating Systems, Ltd.
a
1,676,279
6,300 Ball Corporation 347,193
12,220 Berry Plastics Group, Inc. 719,758
13,270 Carpenter Technology Corporation 593,965
3,563 Steel Dynamics, Inc. 402,833
20,258 Summit Materials, Inc.
a
577,150
8,850 Tronox Holdings plc 127,263
Total 4,444,441
Real Estate (3.1%)
6,040 Agree Realty Corporation 414,405
3,490 Alexandria Real Estate Equities,
Inc. 438,309
4,390 AvalonBay Communities, Inc. 737,784
4,130 Camden Property Trust 432,989
1,450 Equinix, Inc. 1,045,508
5,780 FirstService Corporation 814,922
5,529 Prologis, Inc. 689,853
Total 4,573,770
Utilities (2.5%)
13,890 CenterPoint Energy, Inc. 409,199
7,265 Duke Energy Corporation 700,854
3,750 Entergy Corporation 404,025
6,197 Evergy, Inc. 378,761
9,040 NextEra Energy, Inc. 696,803
Shares Common Stock (93.3%) Value
Utilities (2.5%) - continued
6,643 NorthWestern Corporation $ 384,364
7,947 Portland General Electric
Company 388,529
5,283 Spire, Inc. 370,550
Total 3,733,085
Total Common Stock
(cost $122,197,961) 139,859,888
Shares
Registered Investment
Companies ( 4 .3% ) Value
Unaffiliated  (4.3%)
4,108 iShares Expanded Tech-Software
Sector ETF 1,251,708
7,611 iShares U.S. Consumer Staples
ETF 1,516,339
5,507 iShares U.S. Healthcare ETF 1,503,741
30,163 SPDR Portfolio S&P 1500
Composite Stock Market ETF 1,521,120
8,810 SPDR S&P Homebuilders ETF
b
596,966
Total 6,389,874
Total Registered Investment
Companies (cost $6,069,550) 6,389,874
Shares
Collateral Held for Securities
Loaned ( 0 .4% ) Value
560,250 Thrivent Cash Management Trust 560,250
Total Collateral Held for
Securities Loaned
(cost $560,250) 560,250
Shares Short-Term Investments ( 2 .4% ) Value
Thrivent Core Short-Term Reserve
Fund
368,067 5.190% 3,680,674
Total Short-Term Investments
(cost $3,680,223) 3,680,674
Total Investments (cost
$132,507,984) 100.4% $ 150,490,686
Other Assets and Liabilities, Net
(0.4%) (664,001)
Total Net Assets 100.0% $ 149,826,685
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
March 31, 2023:
Securities Lending Transactions
Common Stock $ 562,408
Total lending $562,408
Gross amount payable upon return of
collateral for securities loaned $560,250
Net amounts due to counterparty $(2,158)

All Cap Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 8,407,860 8,407,860 – –
Consumer Discretionary 15,494,394 15,494,394 – –
Consumer Staples 8,607,008 8,607,008 – –
Energy 5,882,575 5,882,575 – –
Financials 18,228,799 17,327,906 900,893 –
Health Care 24,197,483 24,197,483 – –
Industrials 13,776,457 13,462,521 313,936 –
Information Technology 32,514,016 32,514,016 – –
Materials 4,444,441 4,444,441 – –
Real Estate 4,573,770 4,573,770 – –
Utilities 3,733,085 3,733,085 – –
Registered Investment Companies
Unaffiliated 6,389,874 6,389,874 – –
Subtotal Investments in Securities $ 146,249,762 $ 145,034,933 $ 1,214,829 $ –
Other Investments  * Total
Affiliated Short-Term Investments 3,680,674
Collateral Held for Securities Loaned 560,250
Subtotal Other Investments $ 4,240,924
Total Investments at Value $ 150,490,686
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

All Cap Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $ 2,637 $ 11,452 $ 10,408 $ 3,681 368 2.4%
Total Affiliated Short-Term Investments 2,637 3,681 2.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 601 15,100 15,141 560 560 0.4
Total Collateral Held for Securities Loaned 601 560 0.4
Total Value $ 3,238 $ 4,241
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $0 $0 $ – $ 40
Total Income/Non Income Cash from Affiliated
Investments $ 40
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $ 3
Total Value $0 $0 $ –

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 5.6% )
a
Value
Basic Materials (0.3%)
Asplundh Tree Expert, LLC, Term
Loan
$ 150,230
6.590%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 149,291
Grinding Media, Inc., Term Loan
85,401
8.701%,  (LIBOR 1M +
4.000%), 10/12/2028
b,c
79,849
Hyperion Materials &
Technologies, Inc., Term Loan
75,641
9.396%,  (LIBOR 1M +
4.500%), 8/30/2028
b
74,469
INEOS US Petrochem, LLC, Term
Loan
226,918
7.590%,  (LIBOR 1M +
2.750%), 1/29/2026
b
224,195
Lummus Technology Holdings V,
LLC, Term Loan
78,058
8.340%,  (LIBOR 1M +
3.500%), 6/30/2027
b
76,668
Nouryon USA, LLC, Term Loan
338,580
7.526%,  (LIBOR 3M +
2.750%), 10/1/2025
b
335,434
Spectrum Group Buyer, Inc., Term
Loan
77,496
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
73,234
Total 1,013,140
Capital Goods (0.5%)
Ali Group North America
Corporation, Term Loan
119,808
6.922%,  (TSFR1M +
2.000%), 7/22/2029
b
117,891
Berry Global, Inc., Term Loan
148,806
6.510%,  (LIBOR 1M +
1.750%), 7/1/2026
b
148,155
Brookfield WEC Holdings, Inc.,
Term Loan
187,043
7.590%,  (LIBOR 1M +
2.750%), 8/1/2025
b
185,831
BW Holding, Inc., Term Loan
80,522
9.041%,  (LIBOR 1M +
4.000%), 12/14/2028
b
73,342
Charter Next Generation, Inc.,
Term Loan
156,464
8.672%,  (LIBOR 1M +
3.750%), 12/1/2027
b
154,264
Clydesdale Acquisition Holdings,
Inc., Term Loan
215,912
9.082%,  (TSFR1M +
4.175%), 4/13/2029
b
210,569
Cornerstone Building Brands, Inc.,
Term Loan
223,600
7.934%,  (LIBOR 1M +
3.250%), 4/12/2028
b
195,929
Foley Products Company, LLC,
Term Loan
75,838
9.798%,  (SOFRRATE +
4.750%), 2/16/2029
b
74,859
Ingersoll-Rand Services Company,
Term Loan
125,354
6.657%,  (LIBOR 1M +
1.750%), 2/28/2027
b
124,806
Principal
Amount Bank Loans (5.6%)
a
Value
Capital Goods (0.5%) - continued
Quikrete Holdings, Inc., Term Loan
$ 77,599
7.465%,  (LIBOR 1M +
2.625%), 1/31/2027
b
$ 76,338
170,805
7.840%,  (LIBOR 1M +
3.000%), 3/18/2029
b
168,518
Smyrna Ready Mix Concrete, LLC,
Term Loan
161,060
9.157%,  (TSFR1M +
4.250%), 4/1/2029
b,c
159,852
TK Elevator US Newco, Inc., Term
Loan
127,680
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
124,208
Transdigm, Inc., Term Loan
253,765
8.148%,  (TSFR1M +
3.250%), 8/24/2028
b
252,813
Vertiv Group Corporation, Term
Loan
125,679
7.419%,  (LIBOR 1M +
2.750%), 3/2/2027
b
122,883
Total 2,190,258
Communications Services (0.9%)
Altice France SA/France, Term
Loan
261,318
10.269%,  (TSFR1M +
5.500%), 8/31/2028
b,c
248,252
CCI Buyer, Inc., Term Loan
100,487
8.898%,  (LIBOR 3M +
4.000%), 12/17/2027
b
99,001
Cengage Learning, Inc., Term
Loan
82,961
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
76,687
Charter Communications
Operating, LLC, Term Loan
314,371
6.557%,  (LIBOR 1M +
1.750%), 2/1/2027
b
311,080
Clear Channel Outdoor Holdings,
Inc., Term Loan
231,777
8.325%,  (LIBOR 3M +
3.500%), 8/21/2026
b
215,360
Connect Finco SARL, Term Loan
76,802
8.350%,  (LIBOR 1M +
3.500%), 12/12/2026
b
76,226
Crown Subsea Communications
Holding, Inc., Term Loan
76,024
9.530%,  (LIBOR 1M +
4.750%), 4/27/2027
b
74,789
116,631
9.974%,  (TSFR1M +
5.250%), 4/27/2027
b
114,736
CSC Holdings, LLC, Term Loan
251,352
7.184%,  (LIBOR 1M +
2.500%), 4/15/2027
b
221,243
DIRECTV Financing, LLC, Term
Loan
296,053
9.840%,  (LIBOR 1M +
5.000%), 8/2/2027
b
284,312
Intelsat Jackson Holdings SA,
Term Loan
155,696
9.082%,  (TSFR6M +
4.250%), 2/1/2029
b
153,750

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (5.6%)
a
Value
Communications Services (0.9%) - continued
Level 3 Financing, Inc., Term Loan
$ 131,000
6.672%,  (LIBOR 1M +
1.750%), 3/1/2027
b
$ 110,149
Lumen Technologies, Inc., Term
Loan
161,657
6.885%,  (LIBOR 3M +
2.250%), 3/15/2027
b
106,199
NEP Group, Inc., Term Loan
82,949
8.090%,  (LIBOR 1M +
3.250%), 10/20/2025
b
77,039
Nexstar Media, Inc., Term Loan
163,482
7.340%,  (LIBOR 1M +
2.500%), 9/18/2026
b
162,909
Playtika Holding Corporation, Term
Loan
100,487
7.590%,  (LIBOR 1M +
2.750%), 3/11/2028
b
99,679
Radiate Holdco, LLC, Term Loan
169,360
8.090%,  (LIBOR 1M +
3.250%), 9/25/2026
b
137,967
RLG Holdings, LLC, Term Loan
80,522
8.840%,  (LIBOR 1M +
4.000%), 7/8/2028
b
77,482
SBA Senior Finance II, LLC, Term
Loan
247,700
6.600%,  (LIBOR 1M +
1.750%), 4/11/2025
b
247,365
Univision Communications, Inc.,
Term Loan
118,402
8.090%,  (LIBOR 1M +
3.250%), 1/31/2029
b
115,961
UPC Financing Partnership, Term
Loan
77,000
7.609%,  (LIBOR 1M +
2.925%), 1/31/2029
b
75,284
Virgin Media Bristol, LLC, Term
Loan
190,000
0.000%,  (LIBOR 1M +
2.500%), 1/31/2028
b,d,e
186,580
Zayo Group Holdings, Inc., Term
Loan
160,240
7.635%,  (LIBOR 1M +
3.000%), 3/9/2027
b
129,740
Ziggo Financing Partnership, Term
Loan
128,000
7.184%,  (LIBOR 1M +
2.500%), 4/30/2028
b
126,222
Total 3,528,012
Consumer Cyclical (1.1%)
1011778 B.C., ULC, Term Loan
312,386
6.590%,  (LIBOR 1M +
1.750%), 11/19/2026
b
309,002
AlixPartners, LLP, Term Loan
88,548
7.609%,  (LIBOR 1M +
2.750%), 2/4/2028
b
88,133
Allied Universal Holdco, LLC, Term
Loan
312,414
8.657%,  (LIBOR 1M +
3.750%), 5/14/2028
b
296,181
Alterra Mountain Company, Term
Loan
98,500
8.340%,  (LIBOR 1M +
3.500%), 8/17/2028
b
98,008
Principal
Amount Bank Loans (5.6%)
a
Value
Consumer Cyclical (1.1%) - continued
Arches Buyer, Inc., Term Loan
$ 53,862
8.157%,  (LIBOR 1M +
3.250%), 12/6/2027
b
$ 50,619
Caesars Entertainment, Inc., Term
Loan
199,000
8.157%,  (TSFR1M +
3.250%), 2/6/2030
b
197,728
Carnival Corporation, Term Loan
249,861
7.840%,  (LIBOR 1M +
3.000%), 6/30/2025
b
246,051
Clarios Global, LP, Term Loan
203,000
8.090%,  (LIBOR 1M +
3.250%), 4/30/2026
b
201,477
Crocs, Inc., Term Loan
92,354
8.407%,  (TSFR1M +
3.500%), 2/19/2029
b
91,951
Delta 2 Lux SARL, Term Loan
185,000
8.057%,  (TSFR1M +
3.250%), 1/15/2030
b
185,078
Fertitta Entertainment, LLC/NV,
Term Loan
76,613
8.807%,  (TSFR1M +
4.000%), 1/27/2029
b
75,298
First Brands Group, LLC, Term
Loan
100,743
10.361%,  (TSFR6M +
5.000%), 3/30/2027
b
96,619
Go Daddy Operating Company,
LLC, Term Loan
122,692
8.057%,  (TSFR1M +
3.250%), 11/10/2029
b
122,463
Great Outdoors Group, LLC, Term
Loan
174,116
8.590%,  (LIBOR 1M +
3.750%), 3/5/2028
b
171,614
Harbor Freight Tools USA, Inc.,
Term Loan
155,602
7.590%,  (LIBOR 1M +
2.750%), 10/19/2027
b
150,428
Hilton Worldwide Finance, LLC,
Term Loan
188,000
6.642%,  (LIBOR 1M +
1.750%), 6/21/2026
b
187,686
IRB Holding Corporation, Term
Loan
180,000
7.798%,  (TSFR1M +
3.000%), 12/15/2027
b
176,701
Petco Health & Wellness
Company, Inc., Term Loan
82,240
8.151%,  (LIBOR 3M +
3.250%), 3/4/2028
b
80,698
PetSmart, LLC, Term Loan
244,619
8.657%,  (LIBOR 1M +
3.750%), 2/12/2028
b
242,581
Pilot Travel Centers, LLC, Term
Loan
210,394
6.907%,  (TSFR1M +
2.000%), 8/6/2028
b
209,517
Prime Security Services Borrower,
LLC, Term Loan
250,960
7.517%,  (LIBOR 3M +
2.750%), 9/23/2026
b
249,863

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (5.6%)
a
Value
Consumer Cyclical (1.1%) - continued
Scientific Games Holdings, LP,
Term Loan
$ 127,360
0.000%,  (TSFR1M +
3.500%), 4/4/2029
b,d,e
$ 125,350
Scientific Games International,
Inc., Term Loan
189,048
7.960%,  (TSFR1M +
3.000%), 4/14/2029
b
187,314
Staples, Inc., Term Loan
68,490
9.314%,  (LIBOR 3M +
4.500%), 9/12/2024
b
68,062
122,302
9.814%,  (LIBOR 3M +
5.000%), 4/12/2026
b
112,346
Stars Group Holdings BV, Term
Loan
73,626
7.409%,  (LIBOR 3M +
2.250%), 7/21/2026
b
73,489
Uber Technologies, Inc., Term
Loan
94,877
7.627%,  (TSFR1M +
2.750%), 3/3/2030
b
94,610
UFC Holdings, LLC, Term Loan
123,071
7.570%,  (LIBOR 3M +
2.750%), 4/29/2026
b
122,282
Total 4,311,149
Consumer Non-Cyclical (0.7%)
AI Aqua Merger Sub, Inc., Term
Loan
244,625
8.484%,  (TSFR1M +
3.750%), 7/30/2028
b
235,300
Alltech, Inc., Term Loan
75,641
8.840%,  (LIBOR 1M +
4.000%), 10/15/2028
b
72,867
Bausch + Lomb Corporation, Term
Loan
197,008
8.457%,  (TSFR1M +
3.250%), 5/10/2027
b
191,015
Chobani, LLC, Term Loan
78,077
8.422%,  (LIBOR 1M +
3.500%), 10/23/2027
b,c
77,296
DaVita, Inc., Term Loan
63,056
6.590%,  (LIBOR 1M +
1.750%), 8/12/2026
b
62,057
Elanco Animal Health, Inc., Term
Loan
99,171
6.412%,  (LIBOR 1M +
1.750%), 8/1/2027
b
96,869
Froneri U.S., Inc., Term Loan
193,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
189,993
Gainwell Acquisition Corporation,
Term Loan
284,273
8.998%,  (LIBOR 3M +
4.000%), 10/1/2027
b
270,770
ICON Luxembourg SARL, Term
Loan
223,665
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
222,921
Jazz Financing Lux SARL, Term
Loan
247,602
8.340%,  (LIBOR 1M +
3.500%), 5/5/2028
b
246,416
Principal
Amount Bank Loans (5.6%)
a
Value
Consumer Non-Cyclical (0.7%) - continued
LifePoint Health, Inc., Term Loan
$ 109,000
8.575%,  (LIBOR 3M +
3.750%), 11/16/2025
b
$ 103,635
Medline Borrower, LP, Term Loan
454,703
8.090%,  (LIBOR 1M +
3.250%), 10/21/2028
b
442,840
Organon & Company, Term Loan
226,708
8.000%,  (LIBOR 3M +
3.000%), 6/2/2028
b
226,330
Packaging Coordinators Midco,
Inc., Term Loan
77,000
0.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b,d,e
75,117
Phoenix Newco, Inc., Term Loan
103,477
8.090%,  (LIBOR 1M +
3.250%), 11/15/2028
b
102,158
PRA Health Sciences, Inc., Term
Loan
59,252
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
59,055
Reynolds Consumer Products,
LLC, Term Loan
150,116
6.657%,  (LIBOR 1M +
1.750%), 2/4/2027
b,d,e
148,802
Select Medical Corporation, Term
Loan
126,000
7.350%,  (LIBOR 1M +
2.500%), 3/6/2025
b
125,338
Sotera Health Holdings, LLC, Term
Loan
92,500
0.000%,  (LIBOR 1M +
2.750%), 12/11/2026
b,d,e
88,916
Total 3,037,695
Energy (0.1%)
Buckeye Partners, LP, Term Loan
125,359
7.090%,  (LIBOR 1M +
2.250%), 11/1/2026
b
124,959
CQP Holdco, LP, Term Loan
251,055
8.659%,  (LIBOR 3M +
3.500%), 6/4/2028
b
248,828
GIP II Blue Holding, LP, Term Loan
72,048
9.659%,  (LIBOR 3M +
4.500%), 9/29/2028
b
71,507
GIP III Stetson I, LP, Term Loan
73,801
9.090%,  (LIBOR 1M +
4.250%), 7/18/2025
b
73,341
Oryx Midstream Services Permian
Basin, LLC, Term Loan
59,846
8.063%,  (LIBOR 3M +
3.250%), 10/5/2028
b
58,739
Total 577,374
Financials (0.4%)
Acrisure, LLC, Term Loan
118,390
8.340%,  (LIBOR 1M +
3.500%), 2/15/2027
b
114,344
Alliant Holdings Intermediate, LLC,
Term Loan
49,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,d,e
48,235
AmWINS Group, Inc., Term Loan
189,034
7.090%,  (LIBOR 1M +
2.250%), 2/19/2028
b
186,519

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (5.6%)
a
Value
Financials (0.4%) - continued
Asurion, LLC, Term Loan
$ 210,163
8.090%,  (LIBOR 1M +
3.250%), 12/23/2026
b
$ 194,476
26,510
8.090%,  (LIBOR 1M +
3.250%), 7/31/2027
b
24,257
Edelman Financial Engines Center,
LLC, Term Loan
51,737
8.590%,  (LIBOR 1M +
3.750%), 4/7/2028
b
49,756
First Eagle Holdings, Inc., Term
Loan
51,725
7.659%,  (LIBOR 3M +
2.500%), 2/2/2027
b
50,077
FleetCor Technologies Operating
Company, LLC, Term  Loan
100,489
6.590%,  (LIBOR 1M +
1.750%), 4/30/2028
b
99,761
Focus Financial Partners, LLC,
Term Loan
86,000
0.000%,  (TSFR1M +
3.250%), 6/30/2028
b,d,e
85,020
Howden Group Holdings, Ltd.,
Term Loan
51,735
8.125%,  (LIBOR 1M +
3.250%), 11/12/2027
b
51,043
HUB International, Ltd., Term Loan
213,877
7.818%,  (LIBOR 3M +
3.000%), 4/25/2025
b
212,994
Hudson River Trading, LLC, Term
Loan
53,726
7.922%,  (TSFR1M +
3.000%), 3/18/2028
b
50,099
Jane Street Group, LLC, Term
Loan
100,486
7.590%,  (LIBOR 1M +
2.750%), 1/26/2028
b
98,677
Sedgwick Claims Management
Services, Inc., Term Loan
87,500
8.557%,  (TSFR1M +
3.750%), 2/24/2028
b
86,279
Trans Union, LLC, Term Loan
167,597
7.090%,  (LIBOR 1M +
2.250%), 12/1/2028
b
166,060
USI, Inc./NY, Term Loan
187,060
8.648%,  (TSFR1M +
3.750%), 11/22/2029
b
186,158
VFH Parent, LLC, Term Loan
76,230
7.859%,  (TSFR1M +
3.000%), 1/13/2029
b
73,300
Total 1,777,055
Technology (1.2%)
Amentum Government Services
Holdings, LLC, Term  Loan
125,368
8.940%,  (TSFR1M +
4.000%), 2/15/2029
b
122,287
AthenaHealth Group, Inc., Delayed
Draw
29,756
3.500%,  (LIBOR 1M +
3.500%), 2/15/2029
b,d,e
27,822
AthenaHealth Group, Inc., Term
Loan
242,220
8.259%,  (PRIME + 3.500%),
2/15/2029
b
226,475
Principal
Amount Bank Loans (5.6%)
a
Value
Technology (1.2%) - continued
Boxer Parent Company, Inc., Term
Loan
$ 191,873
8.590%,  (LIBOR 1M +
3.750%), 10/2/2025
b
$ 189,176
Central Parent, Inc., Term Loan
224,438
9.148%,  (TSFR3M +
4.250%), 7/6/2029
b
223,446
Cloud Software Group, Inc., Term
Loan
136,000
9.498%,  (TSFR3M +
4.500%), 3/30/2029
b
123,307
Coherent Corporation, Term Loan
120,735
7.385%,  (LIBOR 3M +
2.750%), 7/1/2029
b
119,377
CommScope, Inc., Term Loan
226,897
8.090%,  (LIBOR 1M +
3.250%), 4/4/2026
b
217,821
CoreLogic, Inc., Term Loan
102,739
8.375%,  (LIBOR 1M +
3.500%), 6/2/2028
b
87,365
Cornerstone OnDemand, Inc.,
Term Loan
137,307
8.590%,  (LIBOR 1M +
3.750%), 10/15/2028
b
126,322
Dcert Buyer, Inc., Term Loan
152,215
8.827%,  (LIBOR 6M +
4.000%), 10/16/2026
b
148,743
Dun & Bradstreet Corporation,
Term Loan
150,210
8.095%,  (LIBOR 1M +
3.250%), 2/8/2026
b
149,772
Entegris, Inc., Term Loan
123,000
7.623%,  (TSFR1M +
2.750%), 7/6/2029
b
122,948
Gen Digital, Inc., Term Loan
151,549
6.907%,  (TSFR1M +
2.000%), 9/12/2029
b
149,844
Genesys Cloud Services Holdings
II, LLC, Term Loan
125,679
8.840%,  (LIBOR 1M +
4.000%), 12/1/2027
b
123,617
Hyland Software, Inc., Term Loan
125,344
8.340%,  (LIBOR 1M +
3.500%), 7/1/2024
b
123,742
Informatica, LLC, Term Loan
125,367
7.625%,  (LIBOR 1M +
2.750%), 10/29/2028
b
124,217
Ingram Micro, Inc., Term Loan
125,362
8.659%,  (LIBOR 3M +
3.500%), 7/2/2028
b
124,265
Magenta Buyer, LLC, Term Loan
135,657
9.580%,  (LIBOR 3M +
4.750%), 7/27/2028
b
111,384
McAfee Corporation, Term Loan
257,702
8.515%,  (TSFR1M +
3.750%), 3/1/2029
b
241,595
Mitchell International, Inc., Term
Loan
157,206
8.502%,  (LIBOR 1M +
3.750%), 10/15/2028
b
148,310
MKS Instruments, Inc., Term Loan
225,865
7.609%,  (TSFR1M +
2.750%), 8/17/2029
b
224,358

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (5.6%)
a
Value
Technology (1.2%) - continued
Open Text Corporation, Term Loan
$ 193,000
8.407%,  (TSFR1M +
3.500%), 1/31/2030
b
$ 192,236
Peraton Corporation, Term Loan
390,968
8.590%,  (LIBOR 1M +
3.750%), 2/1/2028
b
385,268
Polaris Newco, LLC, Term Loan
225,854
9.159%,  (LIBOR 3M +
4.000%), 6/4/2028
b
205,463
Proofpoint, Inc., Term Loan
167,154
8.090%,  (LIBOR 1M +
3.250%), 8/31/2028
b
163,114
RealPage, Inc., Term Loan
127,354
7.840%,  (LIBOR 1M +
3.000%), 4/22/2028
b
123,314
SS&C Technologies, Inc., Term
Loan
36,762
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
36,634
34,798
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
34,677
47,262
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
47,115
Tempo Acquisition, LLC, Term
Loan
122,380
7.807%,  (TSFR1M +
3.000%), 8/31/2028
b
122,126
UKG, Inc., Term Loan
267,645
8.032%,  (LIBOR 2M +
3.250%), 5/3/2026
b
260,410
Verscend Holding Corporation,
Term Loan
184,063
8.840%,  (LIBOR 1M +
4.000%), 8/27/2025
b
183,642
Total 5,010,192
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
301,645
9.558%,  (LIBOR 3M +
4.750%), 4/20/2028
b
305,877
Air Canada, Term Loan
238,954
8.369%,  (LIBOR 3M +
3.500%), 8/11/2028
b
237,984
Brown Group Holding, LLC, Term
Loan
100,454
7.407%,  (LIBOR 1M +
2.500%), 6/7/2028
b
99,449
Genesee & Wyoming, Inc., Term
Loan
125,354
6.998%,  (LIBOR 3M +
2.000%), 12/30/2026
b
124,348
SkyMiles IP, Ltd., Term Loan
253,403
8.558%,  (LIBOR 3M +
3.750%), 10/20/2027
b
262,242
United Airlines, Inc., Term Loan
358,745
8.568%,  (LIBOR 3M +
3.750%), 4/21/2028
b
355,606
XPO, Inc., Term Loan
126,000
6.451%,  (LIBOR 1M +
1.750%), 2/23/2025
b
125,654
Total 1,511,160
Principal
Amount Bank Loans (5.6%)
a
Value
Utilities (<0.1%)
PG&E Corporation, Term Loan
$ 184,647
7.875%,  (LIBOR 1M +
3.000%), 6/23/2025
b
$ 183,841
Total 183,841
Total Bank Loans
(cost $23,330,060) 23,139,876
Principal
Amount Long-Term Fixed Income ( 42.2% ) Value
Asset-Backed Securities (4.7%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
172,626
308,064
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
279,383
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
173,334
720 East CLO I, Ltd.
500,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
487,665
Affirm Asset Securitization Trust
550,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
523,683
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
646,833
Amur Equipment Finance
Receivables XI, LLC
550,000
5.300%,  6/21/2028, Ser.
2022-2A, Class A2
f
547,570
Anchorage Capital CLO 21, Ltd.
250,000
7.208%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
237,687
Ares XL CLO, Ltd.
250,000
7.592%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
231,790
Babson CLO, Ltd.
550,000
7.708%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
517,844
Bankers Healthcare Group
Securitization Trust
437,318
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
433,560
Barings CLO, Ltd.
400,000
7.958%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
369,036
Business Jet Securities, LLC
37,974
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
35,996
266,600
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
256,781
CarVal CLO VII-C, Ltd.
625,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,f
624,303
CarVal CLO VIII-C, Ltd.
650,000
7.045%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
651,763

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Asset-Backed Securities (4.7%) - continued
CarVal CLO, Ltd.
$ 350,000
8.354%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
$ 333,427
College Avenue Student Loans,
LLC
97,694
6.495%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,f
97,064
Dewolf Park CLO, Ltd.
350,000
7.642%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
320,989
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
583,425
Galaxy XIX CLO, Ltd.
250,000
6.666%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
230,594
GMAC Mortgage Corporation
Loan Trust
30,608
5.345%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,h
15,353
GSAA Home Equity Trust
76,740
4.486%,  8/25/2034, Ser.
2004-10, Class M2
g
70,200
Harley Marine Financing, LLC
403,500
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
389,796
Invesco US CLO, Ltd.
650,000
7.620%,  (TSFR3M +
2.750%), 4/22/2035, Ser.
2023-1A, Class B
b,f
651,789
Longfellow Place CLO, Ltd.
375,000
7.092%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
363,780
Madison Park Funding XVIII, Ltd.
650,000
6.715%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
613,900
Madison Park Funding XXI, Ltd.
275,000
6.992%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
262,638
Mountain View CLO, Ltd.
460,000
7.142%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
440,764
Neuberger Berman CLO, Ltd.
350,000
7.792%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
322,209
OCP CLO, Ltd.
275,000
6.792%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
256,046
OZLM VIII, Ltd.
300,000
6.442%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
290,595
Principal
Amount Long-Term Fixed Income (42.2%) Value
Asset-Backed Securities (4.7%) - continued
Pagaya AI Debt Trust
$ 400,000
7.556%,  7/15/2030, Ser.
2023-1, Class A
f
$ 400,205
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
379,844
PPM CLO 6, Ltd.
600,000
9.075%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
582,353
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
33,033
5.066%,  (LIBOR 3M +
0.200%), 12/22/2036, Ser.
A-FP
b,f
32,044
Pretium Mortgage Credit Partners,
LLC
450,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
397,057
250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
207,967
275,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
226,694
325,621
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
f,g
305,950
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
506,093
Sculptor CLO, Ltd.
250,000
7.208%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
232,574
Stratus CLO, Ltd.
425,000
7.308%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
395,348
400,000
7.248%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
400,410
TCI-Flatiron CLO, Ltd.
550,000
6.758%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
514,863
Upstart Securitization Trust
550,000
6.590%,  2/20/2033, Ser.
2023-1, Class A
f
547,841
Vericrest Opportunity Loan
Transferee
200,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
179,706
250,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
228,518
334,045
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
f,g
304,320
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
303,695
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
168,281
350,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
315,055
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
210,451

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Asset-Backed Securities (4.7%) - continued
Whitebox CLO III, Ltd.
$ 300,000
6.992%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
$ 285,680
Whitebox CLO IV, Ltd.
500,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
498,196
Wind River CLO, Ltd.
200,000
6.808%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
186,157
Total 19,241,725
Basic Materials (0.6%)
Alcoa Nederland Holding BV
84,000 5.500%,  12/15/2027
f
82,952
Anglo American Capital plc
60,000 3.875%,  3/16/2029
f
55,179
ATI, Inc., Convertible
89,000 3.500%,  6/15/2025 230,643
Cascades, Inc./Cascades USA,
Inc.
50,000 5.125%,  1/15/2026
f
46,996
Chemours Company
75,000 5.750%,  11/15/2028
f
66,955
Cleveland-Cliffs, Inc.
60,000 5.875%,  6/1/2027 59,400
40,000 4.625%,  3/1/2029
f
36,705
Consolidated Energy Finance SA
118,000 5.625%,  10/15/2028
f
101,504
Ecolab, Inc.
54,000 2.125%,  2/1/2032 45,080
First Quantum Minerals, Ltd.
126,000 6.875%,  10/15/2027
f
121,468
Freeport-McMoRan, Inc.
128,000 4.625%,  8/1/2030 120,902
Glencore Funding, LLC
67,000 4.000%,  3/27/2027
f
64,515
Hecla Mining Company
25,000 7.250%,  2/15/2028 25,250
Hudbay Minerals, Inc.
70,000 4.500%,  4/1/2026
f
64,642
International Flavors and
Fragrances, Inc.
62,000 1.230%,  10/1/2025
f
55,452
Mercer International, Inc.
32,000 5.125%,  2/1/2029 27,404
Methanex Corporation
69,000 4.250%,  12/1/2024 66,698
Mosaic Company
87,000 4.050%,  11/15/2027 83,954
Novelis Corporation
30,000 3.250%,  11/15/2026
f
27,416
40,000 4.750%,  1/30/2030
f
36,752
30,000 3.875%,  8/15/2031
f
25,267
Nutrien, Ltd.
86,000 4.000%,  12/15/2026 83,061
OCI NV
55,000 4.625%,  10/15/2025
f
52,202
Olin Corporation
115,000 5.125%,  9/15/2027 110,295
Principal
Amount Long-Term Fixed Income (42.2%) Value
Basic Materials (0.6%) - continued
Peabody Energy Corporation,
Convertible
$ 87,000 3.250%,  3/1/2028 $ 132,110
SCIL IV, LLC/SCIL USA Holdings,
LLC
76,000 5.375%,  11/1/2026
f
69,429
Sherwin-Williams Company
43,000 4.250%,  8/8/2025 42,519
SK Invictus Intermediate II SARL
59,000 5.000%,  10/30/2029
f
48,984
SPCM SA
72,000 3.375%,  3/15/2030
f
59,395
SunCoke Energy, Inc.
75,000 4.875%,  6/30/2029
f
65,299
Taseko Mines, Ltd.
52,000 7.000%,  2/15/2026
f
47,177
Unifrax Escrow Issuer Corporation
64,000 5.250%,  9/30/2028
f
51,140
United States Steel Corporation
81,000 6.875%,  3/1/2029 81,000
United States Steel Corporation,
Convertible
105,000 5.000%,  11/1/2026 213,465
Westlake Corporation
45,000 3.600%,  8/15/2026 43,007
Total 2,544,217
Capital Goods (1.2%)
Advanced Drainage Systems, Inc.
72,000 6.375%,  6/15/2030
f
70,548
AECOM
115,000 5.125%,  3/15/2027 113,916
Amphenol Corporation
39,000 4.750%,  3/30/2026 39,153
Amsted Industries, Inc.
80,000 5.625%,  7/1/2027
f
77,800
ARD Finance SA
23,000 6.500%,  6/30/2027
f
17,593
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
75,000 5.250%,  8/15/2027
f
59,133
26,000 5.250%,  8/15/2027
f
20,499
Boeing Company
113,000 4.875%,  5/1/2025 112,784
52,000 2.196%,  2/4/2026 48,248
67,000 3.250%,  3/1/2028 61,820
90,000 5.150%,  5/1/2030 90,563
Bombardier, Inc.
49,000 7.125%,  6/15/2026
f
49,176
92,000 7.875%,  4/15/2027
f
93,134
60,000 6.000%,  2/15/2028
f
58,425
Builders FirstSource, Inc.
45,000 5.000%,  3/1/2030
f
41,670
Canpack SA/Canpack US, LLC
90,000 3.125%,  11/1/2025
f
81,790
Carrier Global Corporation
75,000 2.722%,  2/15/2030 65,616
Caterpillar Financial Services
Corporation
43,000 4.800%,  1/6/2026 43,706
Chart Industries, Inc.
87,000 7.500%,  1/1/2030
f
89,890

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Capital Goods (1.2%) - continued
Chart Industries, Inc., Convertible
$ 96,000 1.000%,  11/15/2024 $ 207,024
Clean Harbors, Inc.
116,000 6.375%,  2/1/2031
f
118,350
Clydesdale Acquisition Holdings,
Inc.
10,000 6.625%,  4/15/2029
f
9,625
20,000 8.750%,  4/15/2030
f
18,175
CNH Industrial Capital, LLC
20,000 1.950%,  7/2/2023 19,806
Cornerstone Building Brands, Inc.
50,000 6.125%,  1/15/2029
f
35,695
Covanta Holding Corporation
53,000 4.875%,  12/1/2029
f
47,156
CP Atlas Buyer, Inc.
60,000 7.000%,  12/1/2028
f,i
44,557
Crown Cork & Seal Company, Inc.
65,000 7.375%,  12/15/2026 68,684
General Electric Company
23,000
8.196%,  (LIBOR 3M +
3.330%), 6/15/2023
b,j
22,977
GFL Environmental, Inc.
53,000 4.000%,  8/1/2028
f
48,154
102,000 3.500%,  9/1/2028
f
92,310
Greenbrier Companies, Inc.,
Convertible
151,000 2.875%,  4/15/2028 128,124
H&E Equipment Services, Inc.
120,000 3.875%,  12/15/2028
f
105,160
Herc Holdings, Inc.
60,000 5.500%,  7/15/2027
f
57,900
Howmet Aerospace, Inc.
67,000 6.875%,  5/1/2025 69,553
162,000 3.000%,  1/15/2029 143,629
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 62,707
JELD-WEN, Inc.
30,000 4.625%,  12/15/2025
f
27,825
John Deere Capital Corporation
37,000 4.750%,  1/20/2028 37,777
84,000 2.800%,  7/18/2029 76,749
44,000 3.900%,  6/7/2032 42,395
Kaman Corporation, Convertible
55,000 3.250%,  5/1/2024 51,865
KBR, Inc., Convertible
160,000 2.500%,  11/1/2023 347,440
Mauser Packaging Solutions
Holding Company
70,000 9.250%,  4/15/2027
f
64,679
MIWD Holdco II, LLC
39,000 5.500%,  2/1/2030
f
32,955
Mueller Water Products, Inc.
49,000 4.000%,  6/15/2029
f
43,770
Nesco Holdings II, Inc.
75,000 5.500%,  4/15/2029
f
67,851
New Enterprise Stone and Lime
Company, Inc.
91,000 5.250%,  7/15/2028
f
80,434
Northrop Grumman Corporation
22,000 4.700%,  3/15/2033 22,224
OI European Group BV
85,000 4.750%,  2/15/2030
f
77,775
Principal
Amount Long-Term Fixed Income (42.2%) Value
Capital Goods (1.2%) - continued
Otis Worldwide Corporation
$ 47,000 2.056%,  4/5/2025 $ 44,369
Owens-Brockway Glass Container,
Inc.
27,000 5.875%,  8/15/2023
f
26,935
Pactiv Evergreen Group
55,000 4.375%,  10/15/2028
f
48,080
Parker-Hannifin Corporation
40,000 2.700%,  6/14/2024 38,869
Patrick Industries, Inc., Convertible
131,000 1.750%,  12/1/2028 118,293
PGT Innovations, Inc.
73,000 4.375%,  10/1/2029
f
65,967
Raytheon Technologies
Corporation
91,000 4.125%,  11/16/2028 89,691
Republic Services, Inc.
37,000 3.950%,  5/15/2028 35,974
Roller Bearing Company of
America, Inc.
65,000 4.375%,  10/15/2029
f
58,039
Sealed Air Corporation
73,000 6.125%,  2/1/2028
f
73,814
Silgan Holdings, Inc.
35,000 4.125%,  2/1/2028 32,942
SRM Escrow Issuer, LLC
105,000 6.000%,  11/1/2028
f
98,569
Textron, Inc.
67,000 3.650%,  3/15/2027 64,020
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
30,000 7.750%,  4/15/2026
f
25,125
TransDigm, Inc.
110,000 6.250%,  3/15/2026
f
110,100
218,000 5.500%,  11/15/2027 205,555
Triumph Group, Inc.
47,000 9.000%,  3/15/2028
f
47,049
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 66,938
60,000 4.000%,  7/15/2030 53,912
Waste Connections, Inc.
21,000 3.200%,  6/1/2032 18,712
Waste Pro USA, Inc.
35,000 5.500%,  2/15/2026
f
32,188
WESCO Distribution, Inc.
100,000 7.250%,  6/15/2028
f
102,680
Total 4,966,610
Collateralized Mortgage Obligations (2.8%)
Banc of America Alternative Loan
Trust
223,227
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 192,888
Banc of America Mortgage
Securities Trust
82,212
3.871%,  9/25/2035, Ser.
2005-H, Class 3A1
b
72,480
27,759
3.978%,  9/25/2035, Ser.
2005-H, Class 2A1
b
23,326
Bear Stearns Adjustable Rate
Mortgage Trust
50,497
2.911%,  1/25/2034, Ser.
2003-8, Class 5A
b
41,726

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Collateralized Mortgage Obligations (2.8%) -
continued
CAFL Issuer, LLC
$ 350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
$ 319,658
CHL Mortgage Pass-Through Trust
102,895
3.487%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
95,073
236,194
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 132,763
CHNGE Mortgage Trust
256,472
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
239,146
372,938
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
362,372
482,486
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
469,726
558,359
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
552,331
Citigroup Mortgage Loan Trust,
Inc.
85,678
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 77,184
191,263
4.077%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
160,411
Countrywide Home Loan
Mortgage Pass Through Trust
406,979
3.508%,  11/25/2035, Ser.
2005-22, Class 2A1
b
311,911
Credit Suisse Mortgage Trust
368,188
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
363,836
227,843
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
191,065
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
139,465
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 124,565
89,331
3.122%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
76,523
Federal Home Loan Mortgage
Corporation
414,406
3.500%,  8/15/2035, Ser.
345, Class C8
k
45,278
Federal Home Loan Mortgage
Corporation - REMIC
669,989
4.000%,  1/25/2051, Ser.
5249, Class LA 652,639
250,481
3.000%,  5/15/2027, Ser.
4046, Class GI
k
9,069
306,417
3.500%,  10/15/2032, Ser.
4119, Class KI
k
31,465
404,794
3.000%,  4/15/2033, Ser.
4203, Class DI
k
22,739
Federal National Mortgage
Association - REMIC
415,051
4.500%,  6/25/2052, Ser.
2022-43, Class MA 409,114
498,542
4.000%,  7/25/2052, Ser.
2022-37, Class PE 483,024
310,082
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
11,535
267,873
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
10,278
486,517
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
14,991
Principal
Amount Long-Term Fixed Income (42.2%) Value
Collateralized Mortgage Obligations (2.8%) -
continued
$ 663,269
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
$ 30,025
397,319
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
14,756
199,029
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
7,738
526,843
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
19,480
235,778
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
10,360
685,121
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
24,346
229,720
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
9,841
304,391
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
10,005
334,410
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
30,215
407,044
4.500%,  1/25/2046, Ser.
2022-68, Class BA 402,679
Flagstar Mortgage Trust
163,949
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
143,793
GCAT Trust
381,306
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
367,523
Genworth Mortgage Insurance
Corporation
163,838
6.460%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
162,556
GMAC Mortgage Corporation
Loan Trust
37,730
3.179%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
32,633
GMACM Mortgage Loan Trust
25,379
3.615%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
22,502
Home RE, Ltd.
325,000
8.060%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
327,045
IndyMac INDA Mortgage Loan
Trust
561,984
3.378%,  8/25/2036, Ser.
2006-AR1, Class A1
b
431,408
J.P. Morgan Mortgage Trust
220,048
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
174,655
94,248
4.063%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
71,989
LHOME Mortgage Trust
400,000
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,f
390,213
Merrill Lynch Alternative Note
Asset Trust
249,734
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 101,639
MortgageIT Trust
613,534
5.305%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
487,974

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Collateralized Mortgage Obligations (2.8%) -
continued
Onslow Bay Mortgage Loan Trust
$ 325,832
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
$ 314,747
Radnor Re, Ltd.
600,000
8.234%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
606,860
Residential Accredit Loans, Inc.
Trust
94,661
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 79,736
83,427
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 64,439
Residential Asset Securitization
Trust
92,167
2.860%,  1/25/2034, Ser.
2004-IP1, Class A1
b
83,497
Residential Funding Mortgage
Security I Trust
155,763
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 120,766
ROC Securities Trust Series
675,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
640,110
Structured Adjustable Rate
Mortgage Loan Trust
57,153
3.696%,  7/25/2035, Ser.
2005-15, Class 4A1
b
47,507
Verus Securitization Trust
301,180
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
252,689
643,195
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
639,566
Total 11,620,408
Commercial Mortgage-Backed Securities (0.4%)
BANK 2021-BNK37
300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
247,484
BANK5 2023-5YR1
475,000
6.412%,  3/15/2056, Ser.
2023-5YR1, Class AS
b,c,e
478,301
BBCMS Mortgage Trust
2,247,565
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,k
183,554
BFLD Trust
225,000
6.384%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
198,298
GS Mortgage Securities Trust
150,000
6.285%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
b,f
131,779
SCOTT Trust
225,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
227,645
Silver Hill Trust
73,757
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
69,903
Total 1,536,964
Principal
Amount Long-Term Fixed Income (42.2%) Value
Communications Services (1.5%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
$ 64,000 10.500%,  2/15/2028
f
$ 35,040
Altice Financing SA
30,000 5.750%,  8/15/2029
f
23,850
Altice France SA/France
30,000 8.125%,  2/1/2027
f
27,771
75,000 5.125%,  7/15/2029
f
56,437
70,000 5.500%,  10/15/2029
f
53,526
AMC Networks, Inc.
30,000 5.000%,  4/1/2024 29,590
112,000 4.250%,  2/15/2029 68,859
American Tower Corporation
50,000 3.375%,  5/15/2024 48,941
73,000 4.400%,  2/15/2026 71,966
44,000 1.450%,  9/15/2026 39,117
59,000 5.500%,  3/15/2028 60,152
57,000 3.800%,  8/15/2029 52,973
AT&T, Inc.
131,000 4.300%,  2/15/2030 127,295
Cable One, Inc., Convertible
203,000 1.125%,  3/15/2028 148,393
CCO Holdings, LLC/CCO Holdings
Capital Corporation
62,000 5.500%,  5/1/2026
f
60,295
150,000 5.125%,  5/1/2027
f
141,750
57,000 5.000%,  2/1/2028
f
52,582
31,000 6.375%,  9/1/2029
f
29,605
64,000 4.250%,  2/1/2031
f
52,330
246,000 4.750%,  2/1/2032
f
206,604
63,000 4.250%,  1/15/2034
f
49,274
Cengage Learning, Inc.
61,000 9.500%,  6/15/2024
f,i
58,978
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
50,000 4.500%,  2/1/2024 49,499
78,000 4.908%,  7/23/2025 77,222
67,000 5.050%,  3/30/2029 64,646
Clear Channel Worldwide
Holdings, Inc.
60,000 5.125%,  8/15/2027
f
53,850
Comcast Corporation
98,000 5.250%,  11/7/2025 100,134
45,000 2.350%,  1/15/2027 41,917
95,000 3.400%,  4/1/2030 88,819
Connect Finco SARL/Connect US
Finco, LLC
45,000 6.750%,  10/1/2026
f
42,300
Consolidated Communications,
Inc.
60,000 5.000%,  10/1/2028
f
40,757
Crown Castle International
Corporation
61,000 2.900%,  3/15/2027 56,613
CSC Holdings, LLC
130,000 5.375%,  2/1/2028
f
106,504
88,000 6.500%,  2/1/2029
f
73,085
53,000 4.125%,  12/1/2030
f
38,064
Deutsche Telekom International
Finance BV
113,000 8.750%,  6/15/2030 138,107

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Communications Services (1.5%) - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 86,000 5.875%,  8/15/2027
f
$ 77,890
DISH DBS Corporation
26,000 5.875%,  11/15/2024 23,183
34,000 5.250%,  12/1/2026
f
27,128
25,000 7.375%,  7/1/2028 14,266
45,000 5.750%,  12/1/2028
f
33,581
39,000 5.125%,  6/1/2029 20,768
DISH Network Corporation
67,000 11.750%,  11/15/2027
f
64,990
Frontier Communications
Holdings, LLC
79,000 5.875%,  10/15/2027
f
71,819
30,000 6.750%,  5/1/2029
f
23,775
18,000 8.750%,  5/15/2030
f
17,928
GCI, LLC
70,000 4.750%,  10/15/2028
f
60,391
Gray Escrow II, Inc.
105,000 5.375%,  11/15/2031
f
69,720
Gray Television, Inc.
65,000 4.750%,  10/15/2030
f
43,139
Hughes Satellite Systems
Corporation
40,000 6.625%,  8/1/2026 37,874
Iliad Holding SASU
91,000 6.500%,  10/15/2026
f
86,725
Lamar Media Corporation
64,000 3.750%,  2/15/2028 59,053
41,000 3.625%,  1/15/2031 35,260
LCPR Senior Secured Financing
DAC
54,000 6.750%,  10/15/2027
f
51,003
Level 3 Financing, Inc.
36,000 10.500%,  5/15/2030
f
34,380
95,000 4.625%,  9/15/2027
f
57,119
100,000 4.250%,  7/1/2028
f
56,420
Magallanes, Inc.
42,000 3.638%,  3/15/2025
f
40,569
106,000 4.054%,  3/15/2029
f
98,594
Meta Platforms, Inc.
45,000 3.500%,  8/15/2027 43,462
Netflix, Inc.
141,000 5.875%,  2/15/2025 143,820
50,000 4.875%,  4/15/2028 49,750
News Corporation
84,000 3.875%,  5/15/2029
f
74,655
NTT Finance Corporation
54,000 1.162%,  4/3/2026
f
48,786
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
33,000 6.250%,  6/15/2025
f
32,834
Paramount Global
75,000 6.375%,  3/30/2062
b
59,438
36,000 4.750%,  5/15/2025 35,556
Playtika Holding Corporation
61,000 4.250%,  3/15/2029
f
50,783
Radiate Holdco, LLC/Radiate
Finance, Inc.
40,000 6.500%,  9/15/2028
f
16,400
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
b,f
43,875
Principal
Amount Long-Term Fixed Income (42.2%) Value
Communications Services (1.5%) - continued
Scripps Escrow II, Inc.
$ 35,000 3.875%,  1/15/2029
f
$ 27,463
Sirius XM Radio, Inc.
60,000 5.000%,  8/1/2027
f
56,173
50,000 4.000%,  7/15/2028
f
42,947
35,000 4.125%,  7/1/2030
f
28,613
Sprint Capital Corporation
147,000 6.875%,  11/15/2028 157,956
185,000 8.750%,  3/15/2032 225,238
Sprint Corporation
119,000 7.625%,  2/15/2025 123,399
Take-Two Interactive Software, Inc.
83,000 3.300%,  3/28/2024 81,181
TEGNA, Inc.
117,000 4.625%,  3/15/2028 102,083
Telecom Italia Capital SA
26,000 6.000%,  9/30/2034 22,295
Telecom Italia SPA
36,000 5.303%,  5/30/2024
f
35,280
Telesat Canada/Telesat, LLC
35,000 4.875%,  6/1/2027
f
18,131
15,000 6.500%,  10/15/2027
f
4,650
T-Mobile USA, Inc.
59,000 3.500%,  4/15/2025 57,361
73,000 4.950%,  3/15/2028 73,698
30,000 2.875%,  2/15/2031 25,879
United States Cellular Corporation
60,000 6.700%,  12/15/2033 52,200
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
98,000 4.750%,  4/15/2028
f
75,747
Univision Communications, Inc.
112,000 6.625%,  6/1/2027
f
106,198
Verizon Communications, Inc.
73,000 2.100%,  3/22/2028 65,030
67,000 3.150%,  3/22/2030 61,031
97,000 2.550%,  3/21/2031 82,633
88,000 2.355%,  3/15/2032 72,195
Vodafone Group plc
62,000 7.000%,  4/4/2079
b
61,719
VTR Finance NV
50,000 6.375%,  7/15/2028
f
20,125
VZ Secured Financing BV
97,000 5.000%,  1/15/2032
f
79,124
Walt Disney Company
37,000 3.800%,  3/22/2030 35,672
WMG Acquisition Corporation
17,000 3.750%,  12/1/2029
f
15,056
24,000 3.875%,  7/15/2030
f
21,073
58,000 3.000%,  2/15/2031
f
48,489
YPSO Finance BIS SA
32,000 10.500%,  5/15/2027
f
24,480
Total 6,074,898
Consumer Cyclical (2.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
110,000 4.375%,  1/15/2028
f
101,547
Adient Global Holdings, Ltd.
49,000 4.875%,  8/15/2026
f
47,224
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
35,000 6.625%,  7/15/2026
f
33,635

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Consumer Cyclical (2.1%) - continued
$ 35,000 6.000%,  6/1/2029
f
$ 26,126
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
100,000 4.625%,  6/1/2028
f
84,625
Allison Transmission, Inc.
100,000 3.750%,  1/30/2031
f
85,318
Amazon.com, Inc.
45,000 1.500%,  6/3/2030 37,410
77,000 4.700%,  12/1/2032 78,923
American Axle & Manufacturing,
Inc.
118,000 6.500%,  4/1/2027
i
108,560
Arko Corporation
46,000 5.125%,  11/15/2029
f
38,074
Ashton Woods USA, LLC/Ashton
Woods Finance Company
45,000 4.625%,  8/1/2029
f
36,450
43,000 4.625%,  4/1/2030
f
35,405
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 36,603
Bloomin' Brands, Inc., Convertible
26,000 5.000%,  5/1/2025 58,825
Booking Holdings, Inc.,
Convertible
52,000 0.750%,  5/1/2025 77,865
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
f
59,033
Boyne USA, Inc.
50,000 4.750%,  5/15/2029
f
44,639
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
75,000 6.250%,  9/15/2027
f
65,923
Burlington Stores, Inc., Convertible
212,000 2.250%,  4/15/2025
i
243,402
Caesars Entertainment, Inc.
136,000 6.250%,  7/1/2025
f
136,006
35,000 8.125%,  7/1/2027
f
35,700
73,000 4.625%,  10/15/2029
f
63,838
Carnival Corporation
63,000 10.500%,  2/1/2026
f
65,641
35,000 7.625%,  3/1/2026
f
31,937
116,000 5.750%,  3/1/2027
f
95,158
30,000 4.000%,  8/1/2028
f
25,825
Cedar Fair, LP
83,000 5.250%,  7/15/2029 77,381
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
f
42,139
Cinemark USA, Inc.
97,000 5.875%,  3/15/2026
f,i
91,494
Clarios Global, LP/Clarios US
Finance Company
35,000 8.500%,  5/15/2027
f
35,131
Cracker Barrel Old Country Store,
Inc., Convertible
87,000 0.625%,  6/15/2026 78,083
D.R. Horton, Inc.
16,000 2.600%,  10/15/2025 14,966
Daimler Finance North America,
LLC
68,000 1.450%,  3/2/2026
f
62,145
Dana, Inc.
75,000 5.625%,  6/15/2028 70,434
Principal
Amount Long-Term Fixed Income (42.2%) Value
Consumer Cyclical (2.1%) - continued
Expedia Group, Inc.
$ 67,000 3.250%,  2/15/2030 $ 58,062
Expedia Group, Inc., Convertible
248,000 Zero Coupon,  2/15/2026 222,024
Ford Motor Company
206,000 3.250%,  2/12/2032 161,907
65,000 6.100%,  8/19/2032 62,989
Ford Motor Company, Convertible
322,000 Zero Coupon,  3/15/2026 321,678
Ford Motor Credit Company, LLC
47,000 2.300%,  2/10/2025 43,558
190,000 4.134%,  8/4/2025 180,741
137,000 2.700%,  8/10/2026 121,929
76,000 2.900%,  2/10/2029 62,926
Forestar Group, Inc.
45,000 3.850%,  5/15/2026
f
40,484
FTI Consulting, Inc., Convertible
171,000 2.000%,  8/15/2023 333,023
General Motors Company
31,000 6.125%,  10/1/2025 31,585
67,000 6.800%,  10/1/2027 70,856
General Motors Financial
Company, Inc.
68,000 3.950%,  4/13/2024 66,988
50,000 1.200%,  10/15/2024 46,797
130,000 2.900%,  2/26/2025 124,071
35,000 2.750%,  6/20/2025 33,138
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029 40,203
35,000 5.250%,  7/15/2031 30,231
Guitar Center Escrow Issuer II, Inc.
22,000 8.500%,  1/15/2026
f
19,305
Hanesbrands, Inc.
64,000 4.875%,  5/15/2026
f
60,640
Hilton Domestic Operating
Company, Inc.
156,000 4.875%,  1/15/2030 149,426
29,000 3.625%,  2/15/2032
f
24,469
Hilton Grand Vacations Borrower
Escrow, LLC
56,000 5.000%,  6/1/2029
f
49,738
Home Depot, Inc.
62,000 3.250%,  4/15/2032 56,581
Hyundai Capital America
27,000 5.500%,  3/30/2026
f
27,041
67,000 3.000%,  2/10/2027
f
61,452
45,000 2.100%,  9/15/2028
f
38,031
International Game Technology plc
85,000 5.250%,  1/15/2029
f
81,388
Jacobs Entertainment, Inc.
39,000 6.750%,  2/15/2029
f
34,073
KB Home
60,000 4.800%,  11/15/2029 54,900
Kohl's Corporation
38,000 3.375%,  5/1/2031 25,648
L Brands, Inc.
110,000 6.625%,  10/1/2030
f
107,237
20,000 6.875%,  11/1/2035 18,030
Lennar Corporation
14,000 5.875%,  11/15/2024 14,072
34,000 4.750%,  5/30/2025 33,484
Lowe's Companies, Inc.
68,000 4.000%,  4/15/2025 67,079

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Consumer Cyclical (2.1%) - continued
$ 100,000 4.500%,  4/15/2030 $ 98,822
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
f
60,124
Marriott International, Inc./MD
40,000 4.900%,  4/15/2029 39,649
67,000 4.625%,  6/15/2030 65,048
Marriott Vacations Worldwide
Corporation, Convertible
167,000 Zero Coupon,  1/15/2026 161,656
131,000 3.250%,  12/15/2027
f
127,725
Mattamy Group Corporation
55,000 5.250%,  12/15/2027
f
51,769
MGM Resorts International
122,000 5.750%,  6/15/2025 121,706
Michaels Companies, Inc.
47,000 5.250%,  5/1/2028
f
39,172
NCL Corporation, Ltd.
32,000 3.625%,  12/15/2024
f
29,760
21,000 5.875%,  3/15/2026
f
17,873
90,000 5.875%,  2/15/2027
f
83,925
Nissan Motor Company, Ltd.
54,000 3.043%,  9/15/2023
f
53,192
30,000 3.522%,  9/17/2025
f
28,422
32,000 4.345%,  9/17/2027
f
30,191
39,000 4.810%,  9/17/2030
f
35,315
Nordstrom, Inc.
28,000 4.375%,  4/1/2030 21,686
39,000 4.250%,  8/1/2031 27,885
O'Reilly Automotive, Inc.
59,000 3.900%,  6/1/2029 56,242
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
f
58,371
PetSmart, Inc./PetSmart Finance
Corporation
90,000 4.750%,  2/15/2028
f
84,488
64,000 7.750%,  2/15/2029
f
62,823
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
125,000 5.750%,  4/15/2026
f
124,063
55,000 6.250%,  1/15/2028
f
51,425
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
90,000 5.750%,  1/15/2029
f
67,361
Royal Caribbean Cruises, Ltd.
30,000 11.500%,  6/1/2025
f
31,988
109,000 4.250%,  7/1/2026
f
97,828
71,000 9.250%,  1/15/2029
f
75,438
28,000 7.250%,  1/15/2030
f
28,175
Scientific Games International, Inc.
80,000 7.250%,  11/15/2029
f
80,154
16,000 6.625%,  3/1/2030
f
14,139
SeaWorld Parks and
Entertainment, Inc.
29,000 5.250%,  8/15/2029
f
26,176
Six Flags Theme Parks, Inc.
25,000 7.000%,  7/1/2025
f
25,258
Staples, Inc.
56,000 7.500%,  4/15/2026
f
49,063
50,000 10.750%,  4/15/2027
f
36,250
Station Casinos, LLC
53,000 4.625%,  12/1/2031
f
44,759
Tapestry, Inc.
41,000 3.050%,  3/15/2032 33,307
Principal
Amount Long-Term Fixed Income (42.2%) Value
Consumer Cyclical (2.1%) - continued
Target Corporation
$ 82,000 2.350%,  2/15/2030 $ 72,140
Toyota Motor Credit Corporation
51,000 4.450%,  6/29/2029 51,383
39,000 4.700%,  1/12/2033 39,688
Travel + Leisure Company
36,000 6.625%,  7/31/2026
f
36,140
Tripadvisor, Inc.
15,000 7.000%,  7/15/2025
f
15,033
Uber Technologies, Inc.
50,000 6.250%,  1/15/2028
f,i
49,875
Uber Technologies, Inc.,
Convertible
212,000 Zero Coupon,  12/15/2025 186,514
Vail Resorts, Inc., Convertible
223,000 Zero Coupon,  1/1/2026
i
199,167
VICI Properties, LP/VICI Note
Company, Inc.
62,000 4.625%,  6/15/2025
f
59,942
150,000 5.750%,  2/1/2027
f
147,245
74,000 3.750%,  2/15/2027
f
68,314
Viking Cruises, Ltd.
113,000 5.875%,  9/15/2027
f
97,302
Volkswagen Group of America
Finance, LLC
82,000 4.250%,  11/13/2023
f
81,400
17,000 3.350%,  5/13/2025
f
16,426
Wabash National Corporation
73,000 4.500%,  10/15/2028
f
63,289
Walmart, Inc.
86,000 3.950%,  9/9/2027 85,895
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
f
32,243
Yum! Brands, Inc.
90,000 4.750%,  1/15/2030
f
85,985
Total 8,730,458
Consumer Non-Cyclical (2.0%)
1375209 B.C., Ltd.
58,000 9.000%,  1/30/2028
f
57,507
Abbott Laboratories
150,000 1.400%,  6/30/2030 125,293
AbbVie, Inc.
223,000 3.600%,  5/14/2025 218,743
Albertsons Companies, Inc./
Safeway, Inc.
94,000 4.625%,  1/15/2027
f
90,906
98,000 3.500%,  3/15/2029
f
85,269
Amgen, Inc.
60,000 5.150%,  3/2/2028 61,261
102,000 5.250%,  3/2/2030 104,324
Anheuser-Busch InBev Worldwide,
Inc.
82,000 4.000%,  4/13/2028 81,067
90,000 4.750%,  1/23/2029 91,910
Aramark Services, Inc.
106,000 5.000%,  2/1/2028
f
100,325
Archer-Daniels-Midland Company
41,000 4.500%,  8/15/2033 41,044
AstraZeneca Finance, LLC
90,000 1.750%,  5/28/2028 79,861
AstraZeneca plc
90,000 0.700%,  4/8/2026 80,994

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Consumer Non-Cyclical (2.0%) - continued
Avantor Funding, Inc.
$ 72,000 4.625%,  7/15/2028
f
$ 68,220
B&G Foods, Inc.
37,000 5.250%,  4/1/2025 34,456
31,000 5.250%,  9/15/2027 26,582
BAT Capital Corporation
43,000 7.750%,  10/19/2032 47,630
BAT International Finance plc
35,000 1.668%,  3/25/2026 31,850
Bausch Health Companies, Inc.
27,000 5.500%,  11/1/2025
f,i
22,197
60,000 4.875%,  6/1/2028
f
35,400
66,000 11.000%,  9/30/2028
f
48,565
Becton, Dickinson and Company
38,000 4.693%,  2/13/2028 38,153
67,000 2.823%,  5/20/2030 59,782
BellRing Brands, Inc.
49,000 7.000%,  3/15/2030
f
49,636
BioMarin Pharmaceutical, Inc.,
Convertible
233,000 1.250%,  5/15/2027
i
243,020
Bio-Rad Laboratories, Inc.
61,000 3.300%,  3/15/2027 57,532
Bristol-Myers Squibb Company
61,000 2.950%,  3/15/2032 54,991
Bunge, Ltd. Finance Corporation
89,000 2.750%,  5/14/2031 75,692
Cargill, Inc.
79,000 2.125%,  11/10/2031
f
65,581
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 70,688
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
f
8,902
Chobani, LLC/Chobani Finance
Corporation, Inc.
71,000 4.625%,  11/15/2028
f
64,699
CHS/Community Health Systems,
Inc.
19,000 8.000%,  12/15/2027
f
18,408
50,000 6.000%,  1/15/2029
f
42,294
Conagra Brands, Inc.
37,000 4.300%,  5/1/2024 36,628
Constellation Brands, Inc.
90,000 3.150%,  8/1/2029 82,285
Coty, Inc.
54,000 5.000%,  4/15/2026
f
52,102
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
86,000 4.750%,  1/15/2029
f
80,301
CVS Health Corporation
41,000 5.000%,  2/20/2026 41,460
35,000 4.300%,  3/25/2028 34,372
41,000 5.125%,  2/21/2030 41,562
Diageo Capital plc
36,000 1.375%,  9/29/2025 33,255
45,000 2.000%,  4/29/2030 38,339
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
f
47,900
Eli Lilly & Company
82,000 4.700%,  2/27/2033 84,072
Embecta Corporation
23,000 6.750%,  2/15/2030
f
20,930
Principal
Amount Long-Term Fixed Income (42.2%) Value
Consumer Non-Cyclical (2.0%) - continued
Encompass Health Corporation
$ 110,000 4.500%,  2/1/2028
i
$ 102,530
Energizer Holdings, Inc.
85,000 4.375%,  3/31/2029
f
74,694
General Mills, Inc.
16,000 4.950%,  3/29/2033 16,249
Gilead Sciences, Inc.
67,000 2.950%,  3/1/2027 63,750
HCA, Inc.
90,000 5.375%,  2/1/2025 90,038
83,000 5.875%,  2/1/2029 84,795
HLF Financing SARL, LLC/
Herbalife International, Inc.
125,000 4.875%,  6/1/2029
f
95,000
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
f
32,932
Integer Holdings Corporation,
Convertible
229,000 2.125%,  2/15/2028
f
249,266
Ionis Pharmaceuticals, Inc.,
Convertible
152,000 0.125%,  12/15/2024 139,871
117,000 Zero Coupon,  4/1/2026 106,178
Jazz Investments I, Ltd.,
Convertible
223,000 2.000%,  6/15/2026 246,973
Jazz Securities DAC
46,000 4.375%,  1/15/2029
f
42,320
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
107,000 2.500%,  1/15/2027
f
95,016
52,000 3.625%,  1/15/2032
f
43,106
Kenvue, Inc.
39,000 5.500%,  3/22/2025
f
39,645
78,000 5.350%,  3/22/2026
f
80,036
20,000 5.000%,  3/22/2030
f
20,601
Kraft Heinz Foods Company
105,000 3.875%,  5/15/2027 102,517
Kroger Company
37,000 4.500%,  1/15/2029 36,809
Lamb Weston Holdings, Inc.
42,000 4.125%,  1/31/2030
f
38,430
Mattel, Inc.
219,000 3.375%,  4/1/2026
f
206,152
McKesson Corporation
35,000 0.900%,  12/3/2025 31,639
59,000 1.300%,  8/15/2026 52,849
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 41,037
Mozart Debt Merger Sub, Inc.
64,000 3.875%,  4/1/2029
f
55,520
48,000 5.250%,  10/1/2029
f
41,645
Mylan, Inc.
34,000 4.200%,  11/29/2023 33,634
Nestle Holdings, Inc.
49,000 5.250%,  3/13/2026
f
50,280
82,000 4.950%,  3/14/2030
f
85,172
Newell Brands, Inc.
104,000 4.450%,  4/1/2026 100,100
Organon & Company/Organon
Foreign Debt Co-Issuer BV
96,000 4.125%,  4/30/2028
f
87,755

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Consumer Non-Cyclical (2.0%) - continued
Owens & Minor, Inc.
$ 49,000 6.625%,  4/1/2030
f
$ 42,079
Performance Food Group, Inc.
57,000 4.250%,  8/1/2029
f
51,184
Perrigo Finance Unlimited
Company
123,000 4.375%,  3/15/2026 117,739
Philip Morris International, Inc.
78,000 4.875%,  2/13/2026 78,571
39,000 4.875%,  2/15/2028 39,362
43,000 5.625%,  11/17/2029 44,929
43,000 5.750%,  11/17/2032 45,125
Post Holdings, Inc.
28,000 5.625%,  1/15/2028
f
27,440
26,000 5.500%,  12/15/2029
f
24,501
56,000 4.500%,  9/15/2031
f
49,286
Post Holdings, Inc., Convertible
208,000 2.500%,  8/15/2027
f
217,402
Primo Water Holdings, Inc.
85,000 4.375%,  4/30/2029
f
74,170
Procter & Gamble Company
37,000 1.200%,  10/29/2030 30,231
Roche Holdings, Inc.
45,000 1.930%,  12/13/2028
f
39,642
62,000 2.076%,  12/13/2031
f
52,339
Royalty Pharma plc
105,000 1.200%,  9/2/2025 95,198
Scotts Miracle-Gro Company
44,000 4.500%,  10/15/2029 37,832
SEG Holding, LLC
100,000 5.625%,  10/15/2028
f
94,741
Simmons Foods, Inc.
96,000 4.625%,  3/1/2029
f
78,012
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
f
43,394
40,000 5.500%,  7/15/2030
f
35,196
Stryker Corporation
73,000 3.650%,  3/7/2028 70,210
Syneos Health, Inc.
80,000 3.625%,  1/15/2029
f
65,752
Sysco Corporation
38,000 5.950%,  4/1/2030 40,294
Takeda Pharmaceutical Company,
Ltd.
89,000 5.000%,  11/26/2028 89,959
Teleflex, Inc.
120,000 4.625%,  11/15/2027 117,213
Tenet Healthcare Corporation
25,000 4.625%,  7/15/2024 24,661
222,000 5.125%,  11/1/2027 213,131
71,000 6.125%,  10/1/2028 68,048
Teva Pharmaceutical Finance
Netherlands III BV
151,000 3.150%,  10/1/2026 136,655
Thermo Fisher Scientific, Inc.
41,000 4.950%,  11/21/2032 42,545
Topgolf Callaway Brands
Corporation, Convertible
60,000 2.750%,  5/1/2026 81,960
TreeHouse Foods, Inc.
78,000 4.000%,  9/1/2028 68,944
United Natural Foods, Inc.
45,000 6.750%,  10/15/2028
f
41,823
Principal
Amount Long-Term Fixed Income (42.2%) Value
Consumer Non-Cyclical (2.0%) - continued
Winnebago Industries, Inc.,
Convertible
$ 105,000 1.500%,  4/1/2025 $ 115,448
Wyeth, LLC
61,000 6.500%,  2/1/2034 70,144
Zoetis, Inc.
98,000 3.900%,  8/20/2028 95,341
Total 8,223,028
Energy (1.6%)
Antero Resources Corporation
55,000 5.375%,  3/1/2030
f
51,164
Archrock Partners, LP/Archrock
Partners Finance Corporation
80,000 6.250%,  4/1/2028
f
76,800
BP Capital Markets America, Inc.
107,000 4.234%,  11/6/2028 106,022
61,000 4.812%,  2/13/2033 61,937
BP Capital Markets plc
116,000 4.875%,  3/22/2030
b,j
105,415
Buckeye Partners, LP
70,000 3.950%,  12/1/2026 63,337
Callon Petroleum Company
55,000 8.250%,  7/15/2025 54,615
45,000 7.500%,  6/15/2030
f
42,300
Canadian Natural Resources, Ltd.
95,000 2.050%,  7/15/2025 88,752
Cheniere Energy Partners, LP
65,000 4.500%,  10/1/2029 60,386
71,000 3.250%,  1/31/2032 58,655
Cheniere Energy, Inc.
56,000 4.625%,  10/15/2028 53,230
Chesapeake Energy Corporation
102,000 6.750%,  4/15/2029
f
101,262
Chord Energy Corporation
55,000 6.375%,  6/1/2026
f
54,476
CNX Resources Corporation
45,000 6.000%,  1/15/2029
f
42,075
CNX Resources Corporation,
Convertible
164,000 2.250%,  5/1/2026 227,550
Comstock Resources, Inc.
55,000 5.875%,  1/15/2030
f
47,253
Continental Resources, Inc.
67,000 4.375%,  1/15/2028 63,161
41,000 5.750%,  1/15/2031
f
39,400
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
53,000 5.500%,  6/15/2031
f
47,639
CrownRock, LP/CrownRock
Finance, Inc.
68,000 5.625%,  10/15/2025
f
66,644
Diamondback Energy, Inc.
104,000 3.125%,  3/24/2031 90,183
DT Midstream, Inc.
70,000 4.125%,  6/15/2029
f
61,369
25,000 4.375%,  6/15/2031
f
21,780
Enbridge, Inc.
120,000 7.375%,  1/15/2083
b
114,724
56,000 7.625%,  1/15/2083
b
54,627
45,000 3.700%,  7/15/2027 42,828
20,000 5.700%,  3/8/2033 20,803

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Energy (1.6%) - continued
Endeavor Energy Resources, LP/
EER Finance, Inc.
$ 67,000 5.750%,  1/30/2028
f
$ 66,497
Enerflex, Ltd.
41,000 9.000%,  10/15/2027
f
39,872
Energy Transfer, LP
41,000 4.200%,  9/15/2023 40,850
53,000 6.750%,  5/15/2025
b,j
46,646
67,000 3.750%,  5/15/2030 61,828
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 67,375
EnLink Midstream, LLC
35,000 6.500%,  9/1/2030
f
35,392
Enterprise Products Operating,
LLC
45,000 4.150%,  10/16/2028 43,737
EQM Midstream Partners, LP
51,000 4.750%,  1/15/2031
f
42,330
EQT Corporation
45,000 3.900%,  10/1/2027 42,296
EQT Corporation, Convertible
89,000 1.750%,  5/1/2026 196,014
Equinor ASA
31,000 2.875%,  4/6/2025 30,049
Ferrellgas, LP/Ferrellgas Finance
Corporation
48,000 5.375%,  4/1/2026
f
44,940
Genesis Energy LP/Genesis
Energy Finance Corporation
47,000 8.875%,  4/15/2030 47,587
Halliburton Company
45,000 2.920%,  3/1/2030 40,081
Harvest Midstream, LP
112,000 7.500%,  9/1/2028
f
111,700
Hess Corporation
38,000 3.500%,  7/15/2024 37,119
Hess Midstream Operations, LP
60,000 5.625%,  2/15/2026
f
59,394
34,000 5.500%,  10/15/2030
f
31,615
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
f
64,438
64,000 6.250%,  4/15/2032
f
59,200
Holly Energy Partners, LP/Holly
Energy Finance Corporation
42,000 6.375%,  4/15/2027
f
41,533
Howard Midstream Energy
Partners, LLC
71,000 6.750%,  1/15/2027
f
66,950
ITT Holdings, LLC
65,000 6.500%,  8/1/2029
f
54,881
Laredo Petroleum, Inc.
110,000 7.750%,  7/31/2029
f
91,758
Marathon Oil Corporation
45,000 4.400%,  7/15/2027 43,599
Marathon Petroleum Corporation
167,000 4.700%,  5/1/2025 166,666
MEG Energy Corporation
63,000 7.125%,  2/1/2027
f
64,266
MPLX, LP
113,000 1.750%,  3/1/2026 103,125
20,000 5.000%,  3/1/2033 19,571
Principal
Amount Long-Term Fixed Income (42.2%) Value
Energy (1.6%) - continued
Murphy Oil Corporation
$ 50,000 5.875%,  12/1/2027 $ 48,697
Nabors Industries, Ltd.
85,000 7.250%,  1/15/2026
f
81,069
National Fuel Gas Company
90,000 5.500%,  1/15/2026 89,980
New Fortress Energy, Inc.
30,000 6.750%,  9/15/2025
f
28,875
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 87,528
Occidental Petroleum Corporation
25,000 8.500%,  7/15/2027 27,500
64,000 6.375%,  9/1/2028 66,272
50,000 6.450%,  9/15/2036 52,571
ONEOK, Inc.
68,000 2.200%,  9/15/2025 63,015
Ovintiv Exploration, Inc.
56,000 5.375%,  1/1/2026 56,096
Permian Resources Operating,
LLC, Convertible
38,000 3.250%,  4/1/2028 70,129
Phillips 66
60,000 4.950%,  12/1/2027 60,267
Pioneer Natural Resources
Company
57,000 1.900%,  8/15/2030 46,413
Pioneer Natural Resources
Company, Convertible
94,000 0.250%,  5/15/2025 200,690
Plains All American Pipeline, LP/
PAA Finance Corporation
93,000 4.650%,  10/15/2025 91,981
Precision Drilling Corporation
60,000 6.875%,  1/15/2029
f
54,450
Range Resources Corporation
56,000 4.750%,  2/15/2030
f
51,046
Sabine Pass Liquefaction, LLC
67,000 4.200%,  3/15/2028 64,367
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
f
28,358
SM Energy Company
53,000 6.625%,  1/15/2027 50,915
35,000 6.500%,  7/15/2028 33,399
Southwestern Energy Company
40,000 5.375%,  2/1/2029 37,700
53,000 5.375%,  3/15/2030 49,827
33,000 4.750%,  2/1/2032 29,139
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
65,000 5.875%,  3/1/2027 63,056
Suncor Energy, Inc.
40,000 7.150%,  2/1/2032 44,264
Sunoco, LP/Sunoco Finance
Corporation
90,000 5.875%,  3/15/2028 86,400
49,000 4.500%,  4/30/2030 44,314
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
98,000 5.500%,  1/15/2028
f
89,608
Targa Resources Partners, LP
106,000 4.875%,  2/1/2031 99,183

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Energy (1.6%) - continued
Teine Energy, Ltd.
$ 50,000 6.875%,  4/15/2029
f
$ 45,750
TransCanada Trust
175,000 5.875%,  8/15/2076
b
162,927
Transocean Titan Financing, Ltd.
55,000 8.375%,  2/1/2028
f
56,599
Transocean, Inc.
50,000 11.500%,  1/30/2027
f
51,640
43,000 8.750%,  2/15/2030
f
43,860
USA Compression Partners, LP/
USA Compression Finance
Corporation
65,000 6.875%,  4/1/2026 63,177
Venture Global Calcasieu Pass,
LLC
67,000 3.875%,  8/15/2029
f
60,434
79,000 6.250%,  1/15/2030
f
79,593
40,000 4.125%,  8/15/2031
f
35,143
Weatherford International, Ltd.
73,000 8.625%,  4/30/2030
f
74,683
Western Midstream Operating, LP
102,000 3.950%,  6/1/2025 97,621
Williams Companies, Inc.
45,000 2.600%,  3/15/2031 37,845
Total 6,486,077
Financials (5.3%)
AerCap Holdings NV
34,000 5.875%,  10/10/2079
b
30,963
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
59,000 3.150%,  2/15/2024 57,203
63,000 6.500%,  7/15/2025 63,455
114,000 3.000%,  10/29/2028 99,525
Air Lease Corporation
32,000 2.300%,  2/1/2025 30,285
24,000 3.375%,  7/1/2025 22,864
64,000 4.650%,  6/15/2026
b,j
53,150
45,000 3.125%,  12/1/2030 38,177
Aircastle, Ltd.
65,000 5.250%,  6/15/2026
b,f,j
47,424
45,000 2.850%,  1/26/2028
f
38,719
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
37,000 6.750%,  10/15/2027
f
34,317
Ally Financial, Inc.
142,000 5.750%,  11/20/2025 133,521
128,000 4.700%,  5/15/2026
b,j
91,840
45,000 8.000%,  11/1/2031 47,231
15,000 6.700%,  2/14/2033 13,326
American Express Company
65,000 3.950%,  8/1/2025 63,736
50,000 3.550%,  9/15/2026
b,j
42,260
61,000 2.550%,  3/4/2027 56,309
22,000 5.850%,  11/5/2027 23,082
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 35,861
American International Group, Inc.
41,000 5.125%,  3/27/2033 40,754
AmWINS Group, Inc.
53,000 4.875%,  6/30/2029
f
46,905
Principal
Amount Long-Term Fixed Income (42.2%) Value
Financials (5.3%) - continued
Aon Corporation/Aon Global
Holdings plc
$ 42,000 2.600%,  12/2/2031 $ 35,240
Ares Capital Corporation
18,000 4.250%,  3/1/2025 17,005
104,000 2.150%,  7/15/2026 89,171
Ares Capital Corporation,
Convertible
64,000 4.625%,  3/1/2024 64,440
Assurant, Inc.
61,000 6.100%,  2/27/2026 62,189
Australia & New Zealand Banking
Group, Ltd.
102,000 2.950%,  7/22/2030
b,f
94,254
Aviation Capital Group, LLC
48,000 4.875%,  10/1/2025
f
46,351
Avolon Holdings Funding, Ltd.
89,000 4.250%,  4/15/2026
f
83,685
BAC Capital Trust XIV
92,000
5.266%,  (LIBOR 3M +
0.400%), 4/19/2023
b,j
68,706
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
f
16,906
Banco Santander SA
51,000 4.750%,  11/12/2026
b,j
39,589
Bank of America Corporation
143,000 3.864%,  7/23/2024
b
142,189
70,000 4.200%,  8/26/2024 68,773
288,000 6.250%,  9/5/2024
b,j
281,160
35,000 3.458%,  3/15/2025
b
34,263
83,000 6.100%,  3/17/2025
b,j
81,367
85,000 1.319%,  6/19/2026
b
77,699
32,000 1.197%,  10/24/2026
b
28,739
70,000 4.375%,  1/27/2027
b,j
59,510
80,000 6.125%,  4/27/2027
b,j
78,700
70,000 1.734%,  7/22/2027
b
62,770
84,000 4.376%,  4/27/2028
b
81,226
134,000 3.593%,  7/21/2028
b
125,918
65,000 4.948%,  7/22/2028
b
64,628
179,000 3.974%,  2/7/2030
b
167,308
89,000 2.687%,  4/22/2032
b
74,273
65,000 2.572%,  10/20/2032
b
53,125
82,000 2.972%,  2/4/2033
b
69,047
42,000 3.846%,  3/8/2037
b
35,805
Bank of Montreal
60,000 5.203%,  2/1/2028 60,490
42,000 3.088%,  1/10/2037
b
33,759
Bank of New York Mellon
Corporation
42,000 4.700%,  9/20/2025
b,j
39,743
65,000 4.596%,  7/26/2030
b
63,583
Bank of Nova Scotia
66,000 5.250%,  12/6/2024 66,152
126,000 4.900%,  6/4/2025
b,j
114,660
45,000 1.050%,  3/2/2026 40,383
Barclays plc
81,000 4.338%,  5/16/2024
b
80,803
34,000 4.375%,  9/11/2024 32,757
41,000 2.852%,  5/7/2026
b
38,292
80,000 5.501%,  8/9/2028
b
78,882
68,000 4.972%,  5/16/2029
b
65,589
Berkshire Hathaway Finance
Corporation
128,000 2.875%,  3/15/2032 115,108

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Financials (5.3%) - continued
Blackstone Mortgage Trust, Inc.,
Convertible
$ 16,000 5.500%,  3/15/2027 $ 12,650
Blackstone Private Credit Fund
63,000 4.000%,  1/15/2029 52,505
BNP Paribas SA
67,000 2.819%,  11/19/2025
b,f
63,664
55,000 3.132%,  1/20/2033
b,f
45,924
Boston Properties, LP
45,000 2.550%,  4/1/2032 32,080
BPCE SA
32,000 2.375%,  1/14/2025
f
30,053
Brixmor Operating Partnership, LP
73,000 2.250%,  4/1/2028 62,595
Canadian Imperial Bank of
Commerce
67,000 3.945%,  8/4/2025 65,122
40,000 3.600%,  4/7/2032 36,411
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,j
20,965
61,000 3.273%,  3/1/2030
b
51,972
Capital One NA
48,000 2.280%,  1/28/2026
b
44,244
Centene Corporation
11,000 4.250%,  12/15/2027 10,598
327,000 3.000%,  10/15/2030 275,360
Charles Schwab Corporation
128,000 5.375%,  6/1/2025
b,j
121,280
79,000 0.900%,  3/11/2026 69,261
128,000 4.000%,  6/1/2026
b,j
104,355
25,000 5.000%,  6/1/2027
b,j
21,188
59,000 2.000%,  3/20/2028 50,643
42,000 2.900%,  3/3/2032 35,155
Citigroup, Inc.
168,000
8.870%,  (LIBOR 3M +
4.068%), 7/30/2023
b,j
166,740
102,000 5.000%,  9/12/2024
b,j
95,370
105,000 3.352%,  4/24/2025
b
102,333
32,000 5.950%,  5/15/2025
b,j
29,822
85,000 5.500%,  9/13/2025 84,844
37,000 1.281%,  11/3/2025
b
34,561
84,000 4.000%,  12/10/2025
b,j
74,235
200,000 3.875%,  2/18/2026
b,j
168,900
58,000 4.150%,  11/15/2026
b,j
47,415
159,000 1.122%,  1/28/2027
b
141,734
91,000 1.462%,  6/9/2027
b
80,796
78,000 3.070%,  2/24/2028
b
72,517
29,000 7.375%,  5/15/2028
b,j
28,541
180,000 4.075%,  4/23/2029
b
171,604
62,000 4.910%,  5/24/2033
b
60,855
Citizens Financial Group, Inc.
65,000 4.000%,  10/6/2026
b,j
49,562
CNA Financial Corporation
40,000 3.950%,  5/15/2024 39,362
Coinbase Global, Inc.
20,000 3.625%,  10/1/2031
f
11,200
Coinbase Global, Inc., Convertible
412,000 0.500%,  6/1/2026 263,620
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,j
35,209
Commerzbank AG
82,000 8.125%,  9/19/2023
f
80,819
Principal
Amount Long-Term Fixed Income (42.2%) Value
Financials (5.3%) - continued
Commonwealth Bank of Australia
$ 54,000 2.688%,  3/11/2031
f
$ 42,416
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
b,f
31,966
Corebridge Financial, Inc.
42,000 6.875%,  12/15/2052
b,f
37,441
62,000 3.850%,  4/5/2029
f
56,572
Corporate Office Properties, LP
91,000 2.250%,  3/15/2026 80,331
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
f
66,533
30,000 6.625%,  3/15/2026 27,986
Credit Agricole SA
54,000 6.875%,  9/23/2024
b,f,j
50,238
45,000 3.250%,  1/14/2030
f
37,753
Credit Suisse Group AG
49,000 6.500%,  8/8/2023
f
46,672
22,000 7.500%,  12/11/2023
b,f,j,l
880
34,000 2.593%,  9/11/2025
b,f
31,491
32,000 7.250%,  9/12/2025
b,f,j,l
1,280
78,000 2.193%,  6/5/2026
b,f
69,436
88,000 3.869%,  1/12/2029
b,f
78,347
58,000 3.091%,  5/14/2032
b,f
46,630
Dai-ichi Life Insurance Company,
Ltd.
148,000 5.100%,  10/28/2024
b,f,j
143,928
Deutsche Bank AG
152,000 2.129%,  11/24/2026
b
130,990
64,000 2.311%,  11/16/2027
b
54,236
62,000 3.742%,  1/7/2033
b
44,858
Discover Bank
90,000 4.682%,  8/9/2028
b
82,374
Discover Financial Services
19,000 6.700%,  11/29/2032 19,588
Drawbridge Special Opportunities
Fund, LP
100,000 3.875%,  2/15/2026
f
88,507
Elevance Health, Inc.
79,000 5.350%,  10/15/2025 79,693
124,000 2.550%,  3/15/2031 106,717
Encore Capital Group, Inc.,
Convertible
18,000 40.000%,  3/15/2029
f
17,982
EPR Properties
66,000 3.600%,  11/15/2031 49,376
Fifth Third Bancorp
84,000 4.500%,  9/30/2025
b,j
72,839
44,000 4.772%,  7/28/2030
b
40,692
Fifth Third Bank NA
46,000 3.850%,  3/15/2026 42,042
First Horizon Bank
67,000 5.750%,  5/1/2030 62,956
First-Citizens Bank & Trust
Company
89,000 6.125%,  3/9/2028 86,672
Fortress Transportation and
Infrastructure Investors, LLC
65,000 6.500%,  10/1/2025
f
65,043
24,000 9.750%,  8/1/2027
f
25,322
33,000 5.500%,  5/1/2028
f
30,107
FS KKR Capital Corporation
45,000 3.400%,  1/15/2026 40,382
45,000 2.625%,  1/15/2027 37,853

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Financials (5.3%) - continued
Genworth Mortgage Holdings, Inc.
$ 37,000 6.500%,  8/15/2025
f
$ 36,075
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
168,000 3.750%,  12/15/2027
f
132,925
goeasy, Ltd.
21,000 5.375%,  12/1/2024
f
19,808
Goldman Sachs Group, Inc.
206,000 5.500%,  8/10/2024
b,i,j
198,743
43,000 4.400%,  2/10/2025
b,j
36,917
31,000 3.500%,  4/1/2025 30,101
52,000 4.250%,  10/21/2025 50,449
51,000 0.855%,  2/12/2026
b
46,677
33,000 3.650%,  8/10/2026
b,j
26,936
57,000 4.125%,  11/10/2026
b,j
47,239
60,000 1.948%,  10/21/2027
b
53,605
42,000 2.640%,  2/24/2028
b
38,310
124,000 3.615%,  3/15/2028
b
117,299
86,000 4.482%,  8/23/2028
b
84,112
90,000 3.814%,  4/23/2029
b
84,542
44,000 3.800%,  3/15/2030 40,971
44,000 2.615%,  4/22/2032
b
36,652
45,000 2.383%,  7/21/2032
b
36,535
Hartford Financial Services Group,
Inc.
45,000 2.800%,  8/19/2029 39,609
66,000
6.989%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
53,217
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
24,000 Zero Coupon,  5/1/2025
f
22,468
HSBC Holdings plc
65,000 3.803%,  3/11/2025
b
63,560
20,000 6.375%,  3/30/2025
b,j
18,379
39,000 2.633%,  11/7/2025
b
36,900
41,000 1.645%,  4/18/2026
b
37,443
41,000 1.589%,  5/24/2027
b
36,135
64,000 2.251%,  11/22/2027
b
56,754
126,000 4.583%,  6/19/2029
b
119,579
112,000 4.600%,  12/17/2030
b,j
83,645
53,000 2.804%,  5/24/2032
b
43,280
HUB International, Ltd.
78,000 5.625%,  12/1/2029
f
67,959
Huntington Bancshares, Inc.
126,000 4.450%,  10/15/2027
b,j
104,738
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
71,000 4.750%,  9/15/2024 69,254
70,000 6.375%,  12/15/2025 68,754
65,000 5.250%,  5/15/2027 60,990
ING Groep NV
90,000 1.726%,  4/1/2027
b
79,951
Intercontinental Exchange, Inc.
62,000 4.350%,  6/15/2029 60,917
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 52,160
J.P. Morgan Chase & Company
84,000 6.000%,  8/1/2023
b,j
82,215
24,000 1.514%,  6/1/2024
b
23,848
131,000 5.000%,  8/1/2024
b,j
125,773
145,000 4.023%,  12/5/2024
b
143,586
158,000 4.600%,  2/1/2025
b,j
146,940
Principal
Amount Long-Term Fixed Income (42.2%) Value
Financials (5.3%) - continued
$ 63,000 1.561%,  12/10/2025
b
$ 59,081
31,000 2.083%,  4/22/2026
b
29,008
40,000 3.650%,  6/1/2026
b,j
35,000
190,000 1.045%,  11/19/2026
b
169,550
90,000 1.578%,  4/22/2027
b
80,863
81,000 2.947%,  2/24/2028
b
75,069
134,000 4.005%,  4/23/2029
b
128,050
45,000 2.069%,  6/1/2029
b
39,046
179,000 4.493%,  3/24/2031
b
173,902
42,000 2.963%,  1/25/2033
b
35,912
44,000 4.912%,  7/25/2033
b
43,734
42,000 5.717%,  9/14/2033
b
43,023
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
24,000 5.000%,  8/15/2028
f
20,318
KeyBank NA/Cleveland, OH
67,000 3.900%,  4/13/2029 57,027
Kilroy Realty, LP
90,000 4.375%,  10/1/2025 81,585
Life Storage, LP
44,000 2.400%,  10/15/2031 35,465
Lincoln National Corporation
50,000
7.234%,  (LIBOR 3M +
2.358%), 5/17/2023
b
32,625
Lloyds Banking Group plc
83,000 4.716%,  8/11/2026
b
80,797
90,000 1.627%,  5/11/2027
b
79,074
98,000 3.369%,  12/14/2046
b
65,431
LPL Holdings, Inc.
60,000 4.000%,  3/15/2029
f
54,000
M&T Bank Corporation
116,000 3.500%,  9/1/2026
b,j
81,663
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
b,f
78,209
Marsh & McLennan Companies,
Inc.
40,000 2.375%,  12/15/2031 33,099
MetLife, Inc.
84,000 3.850%,  9/15/2025
b,j
74,008
164,000 5.875%,  3/15/2028
b,i,j
152,723
57,000 6.400%,  12/15/2036 55,155
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 87,485
Mitsubishi UFJ Financial Group,
Inc.
41,000 1.412%,  7/17/2025 37,600
91,000 1.538%,  7/20/2027
b
80,536
67,000 3.741%,  3/7/2029 62,661
Mizuho Financial Group, Inc.
66,000 1.554%,  7/9/2027
b
58,268
93,000 2.564%,  9/13/2031 73,227
Molina Healthcare, Inc.
54,000 4.375%,  6/15/2028
f
50,236
Morgan Stanley
34,000
5.194%,  (SOFRRATE +
0.466%), 11/10/2023
b
33,919
34,000 2.720%,  7/22/2025
b
32,770
88,000 1.164%,  10/21/2025
b
82,179
24,000 5.000%,  11/24/2025 23,791
69,000 2.188%,  4/28/2026
b
64,740
76,000 6.138%,  10/16/2026
b
77,444
39,000 0.985%,  12/10/2026
b
34,759
90,000 1.593%,  5/4/2027
b
80,655
93,000 1.512%,  7/20/2027
b
82,647

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Financials (5.3%) - continued
$ 28,000 5.123%,  2/1/2029
b
$ 28,222
134,000 3.622%,  4/1/2031
b
122,539
42,000 2.943%,  1/21/2033
b
35,581
44,000 4.889%,  7/20/2033
b
43,248
78,000 2.484%,  9/16/2036
b
59,257
MPT Operating Partnership, LP/
MPT Finance Corporation
50,000 5.250%,  8/1/2026 44,942
24,000 4.625%,  8/1/2029 17,730
National Retail Properties, Inc.
45,000 2.500%,  4/15/2030 37,597
Nationstar Mortgage Holdings,
Inc.
49,000 6.000%,  1/15/2027
f
44,468
NatWest Group plc
65,000 4.269%,  3/22/2025
b
63,787
45,000 4.892%,  5/18/2029
b
43,215
67,000 3.754%,  11/1/2029
b
62,823
62,000 4.600%,  6/28/2031
b,j
43,639
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
86,000 4.500%,  9/30/2028
f
64,308
New York Life Global Funding
43,000 4.550%,  1/28/2033
f
42,547
Nippon Life Insurance Company
168,000 5.100%,  10/16/2044
b,f
161,661
129,000 3.400%,  1/23/2050
b,f
109,510
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 55,922
Nordea Bank Abp
64,000 5.375%,  9/22/2027
f
64,296
Northern Trust Corporation
65,000 4.000%,  5/10/2027 63,678
Office Properties Income Trust
23,000 4.250%,  5/15/2024 21,443
25,000 2.650%,  6/15/2026 16,880
Omega Healthcare Investors, Inc.
46,000 4.750%,  1/15/2028 42,629
45,000 3.375%,  2/1/2031 35,543
OneMain Finance Corporation
64,000 6.875%,  3/15/2025 62,016
132,000 3.875%,  9/15/2028 104,610
Owl Rock Capital Corporation
45,000 4.250%,  1/15/2026 41,334
Owl Rock Core Income
Corporation
62,000 4.700%,  2/8/2027 55,994
Owl Rock Technology Finance
Corporation
22,000 4.750%,  12/15/2025
f
19,766
67,000 3.750%,  6/17/2026
f
59,172
Park Intermediate Holdings, LLC
93,000 4.875%,  5/15/2029
f
80,008
Pebblebrook Hotel Trust,
Convertible
295,000 1.750%,  12/15/2026 249,711
Pine Street Trust I
45,000 4.572%,  2/15/2029
f
42,308
PNC Bank NA
45,000 2.700%,  10/22/2029 38,650
PNC Financial Services Group,
Inc.
102,000 5.671%,  10/28/2025
b
102,052
Principal
Amount Long-Term Fixed Income (42.2%) Value
Financials (5.3%) - continued
$ 60,000 3.400%,  9/15/2026
b,j
$ 47,581
39,000 4.758%,  1/26/2027
b
38,518
57,000 6.200%,  9/15/2027
b,j
53,628
58,000 6.250%,  3/15/2030
b,j
53,940
PRA Group, Inc.
36,000 7.375%,  9/1/2025
f
35,811
29,000 8.375%,  2/1/2028
f
29,003
PRA Group, Inc., Convertible
56,000 3.500%,  6/1/2023 55,440
Principal Life Global Funding II
68,000 1.250%,  8/16/2026
f
59,939
Prologis, LP
75,000 3.375%,  12/15/2027 71,252
Provident Financing Trust I
42,000 7.405%,  3/15/2038 41,580
Prudential Financial, Inc.
42,000 5.125%,  3/1/2052
b
37,006
43,000 6.750%,  3/1/2053
b
41,822
201,000 5.200%,  3/15/2044
b
190,950
42,000 3.700%,  10/1/2050
b
34,212
QBE Insurance Group, Ltd.
84,000 5.875%,  5/12/2025
b,f,j
78,325
Quicken Loans, LLC
24,000 3.875%,  3/1/2031
f
19,899
Radian Group, Inc.
45,000 4.875%,  3/15/2027 42,313
Realty Income Corporation
45,000 4.875%,  6/1/2026 44,760
50,000 3.950%,  8/15/2027 48,174
53,000 5.625%,  10/13/2032 55,035
Redwood Trust, Inc., Convertible
13,000 7.750%,  6/15/2027
f
11,253
Regions Financial Corporation
40,000 2.250%,  5/18/2025 36,796
84,000 5.750%,  6/15/2025
b,j
76,328
Reinsurance Group of America,
Inc.
64,000 4.700%,  9/15/2023 63,821
RLJ Lodging Trust, LP
25,000 3.750%,  7/1/2026
f
22,885
99,000 4.000%,  9/15/2029
f
82,677
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
60,000 3.625%,  3/1/2029
f
51,513
Royal Bank of Canada
78,000 0.750%,  10/7/2024 73,125
40,000 4.900%,  1/12/2028 40,004
53,000 5.000%,  2/1/2033 53,629
Santander Holdings USA, Inc.
90,000 3.450%,  6/2/2025 84,252
41,000 2.490%,  1/6/2028
b
35,448
42,000 6.499%,  3/9/2029
b
41,961
Santander UK Group Holdings plc
92,000 1.673%,  6/14/2027
b
80,074
Service Properties Trust
31,000 4.650%,  3/15/2024 30,225
16,000 4.350%,  10/1/2024 15,304
55,000 7.500%,  9/15/2025 54,271
50,000 5.500%,  12/15/2027 44,750
Simon Property Group, LP
73,000 2.650%,  7/15/2030 61,757
SLM Corporation
30,000 4.200%,  10/29/2025 27,000

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Financials (5.3%) - continued
Societe Generale SA
$ 39,000 2.625%,  10/16/2024
f
$ 36,854
41,000 1.488%,  12/14/2026
b,f
35,752
Spirit Realty, LP
100,000 2.100%,  3/15/2028 83,982
Standard Chartered plc
41,000 0.991%,  1/12/2025
b,f
39,391
40,000 6.000%,  7/26/2025
b,f,j
36,340
63,000 2.608%,  1/12/2028
b,f
55,790
State Street Corporation
44,000 4.421%,  5/13/2033
b
42,047
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
b,f
146,563
Sumitomo Mitsui Financial Group,
Inc.
39,000 2.448%,  9/27/2024 37,373
63,000 2.174%,  1/14/2027 56,417
67,000 2.142%,  9/23/2030 53,244
54,000 5.766%,  1/13/2033 56,396
Sumitomo Mitsui Trust Bank, Ltd.
35,000 1.050%,  9/12/2025
f
31,810
Summit Hotel Properties, Inc.,
Convertible
101,000 1.500%,  2/15/2026 86,426
Synchrony Financial
38,000 4.250%,  8/15/2024 35,918
15,000 7.250%,  2/2/2033 13,233
Synovus Bank
40,000 5.625%,  2/15/2028 35,900
Toronto-Dominion Bank
60,000 8.125%,  10/31/2082
b
60,900
39,000 5.156%,  1/10/2028 39,411
44,000 4.456%,  6/8/2032 42,849
Truist Bank
42,000 2.250%,  3/11/2030 34,506
Truist Financial Corporation
89,000 4.950%,  9/1/2025
b,j
82,261
37,000 1.887%,  6/7/2029
b
30,897
U.S. Bancorp
74,000 5.727%,  10/21/2026
b
74,317
65,000 4.548%,  7/22/2028
b
63,336
UDR, Inc.
89,000 3.000%,  8/15/2031 76,174
United Wholesale Mortgage, LLC
16,000 5.500%,  11/15/2025
f
15,143
39,000 5.500%,  4/15/2029
f
32,565
UnitedHealth Group, Inc.
91,000 5.250%,  2/15/2028 94,624
88,000 4.200%,  5/15/2032 86,251
USB Realty Corporation
184,000
5.977%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,j
131,560
USI, Inc./NY
20,000 6.875%,  5/1/2025
f
19,700
Ventas Realty, LP
35,000 3.750%,  5/1/2024 34,294
Wells Fargo & Company
26,000 1.654%,  6/2/2024
b
25,833
106,000 2.406%,  10/30/2025
b
100,728
116,000 3.900%,  3/15/2026
b,j
102,394
119,000 2.188%,  4/30/2026
b
111,522
50,000
5.292%,  (LIBOR 3M +
0.500%), 1/15/2027
b
45,818
Principal
Amount Long-Term Fixed Income (42.2%) Value
Financials (5.3%) - continued
$ 41,000 3.526%,  3/24/2028
b
$ 38,683
89,000 3.584%,  5/22/2028
b
83,852
65,000 4.808%,  7/25/2028
b
64,185
90,000 4.478%,  4/4/2031
b
86,178
Welltower, Inc.
45,000 2.050%,  1/15/2029 37,532
50,000 2.800%,  6/1/2031 41,520
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
59,987
Willis North America, Inc.
90,000 4.500%,  9/15/2028 87,087
XHR, LP
25,000 6.375%,  8/15/2025
f
24,524
27,000 4.875%,  6/1/2029
f
22,898
Total 21,873,933
Foreign Government (<0.1%)
NBN Company, Ltd.
82,000 2.625%,  5/5/2031
f
68,771
Total 68,771
Mortgage-Backed Securities (13.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,945,799 2.500%,  5/1/2051 1,679,658
1,076,439 3.500%,  5/1/2052 1,000,994
1,167,757 4.000%,  5/1/2052 1,125,875
3,349,694 3.500%,  6/1/2052 3,114,453
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,373,264 2.500%,  7/1/2030 1,298,477
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
988,457 3.500%,  5/1/2040 943,059
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,991,743 3.000%,  1/1/2052 2,688,235
438,513 2.000%,  2/1/2051 364,275
276,610 2.000%,  2/1/2051 229,482
1,349,976 2.500%,  2/1/2051 1,172,509
1,428,586 2.500%,  2/1/2051 1,233,729
2,760,651 2.000%,  3/1/2051 2,289,021
3,030,464 3.000%,  3/1/2052 2,727,550
1,869,801 2.000%,  4/1/2051 1,550,072
2,328,853 2.500%,  4/1/2051 2,011,418
1,774,917 3.000%,  4/1/2051 1,597,911
1,864,336 3.000%,  5/1/2050 1,690,674
511,800 2.000%,  5/1/2051 424,237
975,702 3.000%,  5/1/2051 888,891
1,014,512 3.000%,  6/1/2050 926,012
2,239,109 2.500%,  7/1/2051 1,933,131
763,204 3.500%,  7/1/2051 716,394
904,445 2.500%,  8/1/2050 792,074
1,592,789 3.500%,  8/1/2050 1,495,285
1,341,220 3.500%,  9/1/2052 1,252,448
1,953,991 4.000%,  10/1/2052 1,876,049
549,342 2.000%,  11/1/2051 454,943
2,113,478 2.000%,  12/1/2050 1,753,409
3,669,633 4.500%,  12/1/2052 3,626,984
2,125,000 5.500%,  4/1/2042
e
2,146,458

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Mortgage-Backed Securities (13.0%) -
continued
$ 1,325,000 4.500%,  4/1/2049
e,m
$ 1,298,230
5,400,000 5.000%,  4/1/2049
e
5,385,656
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
890,494 3.500%,  7/1/2061 832,970
1,029,974 4.000%,  12/1/2061 984,409
Total 53,504,972
Technology (1.5%)
Advanced Micro Devices, Inc.
44,000 3.924%,  6/1/2032 42,252
Akamai Technologies, Inc.,
Convertible
74,000 0.125%,  5/1/2025 74,395
253,000 0.375%,  9/1/2027 232,357
Analog Devices, Inc.
22,000 2.100%,  10/1/2031 18,525
Apple, Inc.
114,000 2.200%,  9/11/2029 102,005
83,000 1.650%,  2/8/2031 69,449
63,000 3.350%,  8/8/2032 59,401
AthenaHealth Group, Inc.
68,000 6.500%,  2/15/2030
f
55,138
Black Knight InfoServ, LLC
82,000 3.625%,  9/1/2028
f
74,286
Block, Inc., Convertible
172,000 0.250%,  11/1/2027 131,580
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
67,000 3.875%,  1/15/2027 64,769
Broadcom, Inc.
41,000 4.000%,  4/15/2029
f
38,352
Cloud Software Group, Inc.
65,000 6.500%,  3/31/2029
f
57,499
CommScope Technologies
Finance, LLC
144,000 6.000%,  6/15/2025
f
135,613
CommScope, Inc.
50,000 7.125%,  7/1/2028
f,i
36,877
Dell International, LLC/EMC
Corporation
58,000 5.250%,  2/1/2028 58,564
29,000 5.300%,  10/1/2029 29,219
Euronet Worldwide, Inc.,
Convertible
225,000 0.750%,  3/15/2049
i
216,563
Fiserv, Inc.
72,000 2.750%,  7/1/2024 69,860
89,000 4.200%,  10/1/2028 86,352
20,000 5.600%,  3/2/2033 20,743
Gartner, Inc.
45,000 3.625%,  6/15/2029
f
40,154
75,000 3.750%,  10/1/2030
f
67,322
Global Payments, Inc.
17,000 2.650%,  2/15/2025 16,133
64,000 4.950%,  8/15/2027 63,224
45,000 3.200%,  8/15/2029 39,583
Intel Corporation
84,000 5.125%,  2/10/2030 85,550
InterDigital, Inc., Convertible
225,000 3.500%,  6/1/2027
f
251,550
Principal
Amount Long-Term Fixed Income (42.2%) Value
Technology (1.5%) - continued
Iron Mountain, Inc.
$ 80,000 4.875%,  9/15/2027
f
$ 75,616
120,000 5.000%,  7/15/2028
f
111,660
47,000 4.875%,  9/15/2029
f
42,240
66,000 4.500%,  2/15/2031
f
56,716
Jabil, Inc.
42,000 4.250%,  5/15/2027 40,513
Lumentum Holdings, Inc.,
Convertible
168,000 0.250%,  3/15/2024
i
176,064
66,000 0.500%,  6/15/2028 50,251
MACOM Technology Solutions
Holdings, Inc., Convertible
197,000 0.250%,  3/15/2026 207,146
Marvell Technology, Inc.
44,000 2.950%,  4/15/2031 36,742
Mastercard, Inc.
61,000 4.875%,  3/9/2028 62,881
40,000 2.000%,  11/18/2031 33,749
Microchip Technology, Inc.,
Convertible
55,000 0.125%,  11/15/2024 61,398
73,000 1.625%,  2/15/2027 172,547
Moody's Corporation
42,000 4.250%,  8/8/2032 40,439
MSCI, Inc.
65,000 4.000%,  11/15/2029
f
59,306
NCR Corporation
89,000 5.125%,  4/15/2029
f
77,008
88,000 6.125%,  9/1/2029
f,i
86,797
NVIDIA Corporation
22,000 2.850%,  4/1/2030 20,030
NXP BV/NXP Funding, LLC
48,000 4.875%,  3/1/2024 47,640
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
17,000 2.700%,  5/1/2025 16,135
45,000 4.300%,  6/18/2029 43,217
ON Semiconductor Corporation,
Convertible
226,000 Zero Coupon,  5/1/2027 368,915
6,000 0.500%,  3/1/2029
f
6,238
Open Text Corporation
74,000 3.875%,  12/1/2029
f
62,291
80,000 4.125%,  2/15/2030
f
68,629
Oracle Corporation
43,000 6.150%,  11/9/2029 45,801
112,000 2.950%,  4/1/2030 98,891
64,000 6.250%,  11/9/2032 68,835
PayPal Holdings, Inc.
45,000 3.900%,  6/1/2027 44,215
45,000 2.850%,  10/1/2029 40,544
Progress Software Corporation,
Convertible
110,000 1.000%,  4/15/2026 119,680
PTC, Inc.
40,000 3.625%,  2/15/2025
f
38,577
35,000 4.000%,  2/15/2028
f
32,706
Rackspace Technology Global,
Inc.
75,000 5.375%,  12/1/2028
f
28,673
S&P Global, Inc.
41,000 2.900%,  3/1/2032 36,603

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Technology (1.5%) - continued
Salesforce.com, Inc.
$ 117,000 1.950%,  7/15/2031 $ 97,976
Seagate HDD Cayman
146,330 9.625%,  12/1/2032
f
163,987
Semtech Corporation, Convertible
28,000 1.625%,  11/1/2027
f
25,564
Sensata Technologies, Inc.
58,000 3.750%,  2/15/2031
f
50,750
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
f
18,800
SS&C Technologies, Inc.
155,000 5.500%,  9/30/2027
f
150,396
Verint Systems, Inc., Convertible
119,000 0.250%,  4/15/2026 105,241
VeriSign, Inc.
60,000 4.750%,  7/15/2027 59,849
Viavi Solutions, Inc.
55,000 3.750%,  10/1/2029
f
47,034
Viavi Solutions, Inc., Convertible
63,000 1.000%,  3/1/2024 63,788
Vishay Intertechnology, Inc.,
Convertible
207,000 2.250%,  6/15/2025 205,465
VMware, Inc.
91,000 1.400%,  8/15/2026 80,489
56,000 2.200%,  8/15/2031 44,336
Xilinx, Inc.
28,000 2.375%,  6/1/2030 24,438
Ziff Davis, Inc., Convertible
220,000 1.750%,  11/1/2026
f
215,050
Total 6,169,171
Transportation (0.6%)
Air Transport Services Group, Inc.,
Convertible
62,000 1.125%,  10/15/2024 58,782
Allegiant Travel Company
46,000 7.250%,  8/15/2027
f
45,793
American Airlines Group, Inc.
17,000 3.750%,  3/1/2025
f,i
15,598
American Airlines, Inc.
156,000 11.750%,  7/15/2025
f
170,670
42,000 7.250%,  2/15/2028
f
40,845
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
161,000 5.500%,  4/20/2026
f
158,442
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
60,000 5.375%,  3/1/2029
f,i
55,705
Canadian Pacific Railway
Company
83,000 1.750%,  12/2/2026 75,234
CSX Corporation
45,000 4.250%,  3/15/2029 44,441
Delta Air Lines, Inc.
29,000 7.000%,  5/1/2025
f
29,729
12,000 7.375%,  1/15/2026 12,486
82,000 4.375%,  4/19/2028
i
76,186
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
87,891 4.500%,  10/20/2025
f
86,414
Principal
Amount Long-Term Fixed Income (42.2%) Value
Transportation (0.6%) - continued
ERAC USA Finance, LLC
$ 84,000 3.850%,  11/15/2024
f
$ 82,316
Hawaiian Brand Intellectual
Property, Ltd.
53,000 5.750%,  1/20/2026
f
50,316
Hertz Corporation
45,000 4.625%,  12/1/2026
f
40,747
54,000 5.000%,  12/1/2029
f
44,724
JetBlue Airways Corporation,
Convertible
189,000 0.500%,  4/1/2026 144,963
Mileage Plus Holdings, LLC
100,300 6.500%,  6/20/2027
f
99,977
Norfolk Southern Corporation
64,000 4.450%,  3/1/2033 62,236
Penske Truck Leasing Company,
LP/PTL Finance Corporation
35,000 1.200%,  11/15/2025
f
31,451
47,000 1.700%,  6/15/2026
f
41,988
Rand Parent, LLC
61,000 8.500%,  2/15/2030
f
57,340
Ryder System, Inc.
37,000 2.850%,  3/1/2027 34,019
Southwest Airlines Company
42,000 5.125%,  6/15/2027 41,880
45,000 2.625%,  2/10/2030 37,962
Southwest Airlines Company,
Convertible
265,000 1.250%,  5/1/2025
i
301,040
Union Pacific Corporation
45,000 2.150%,  2/5/2027 41,665
United Airlines, Inc.
55,000 4.375%,  4/15/2026
f
52,619
46,000 4.625%,  4/15/2029
f
41,607
VistaJet Malta Finance plc/XO
Management Holding, Inc.
60,000 6.375%,  2/1/2030
f
53,474
XPO Escrow Sub, LLC
62,000 7.500%,  11/15/2027
f
64,480
Total 2,195,129
U.S. Government & Agencies (4.0%)
U.S. Treasury Bonds
900,000 4.000%,  11/15/2052 955,125
715,000 1.375%,  11/15/2031 603,505
900,000 4.125%,  11/15/2032 945,703
2,190,000 3.250%,  5/15/2042 2,020,360
4,510,000 3.375%,  8/15/2042 4,234,467
U.S. Treasury Notes
2,830,000 0.125%,  2/15/2024 2,719,674
1,550,000 0.500%,  3/31/2025 1,445,678
1,620,000 0.500%,  2/28/2026 1,472,365
870,000 0.500%,  4/30/2027 765,974
1,550,000 1.125%,  2/29/2028 1,376,533
Total 16,539,384
Utilities (0.9%)
AEP Texas, Inc.
45,000 4.700%,  5/15/2032 43,981
AES Corporation
72,000 3.950%,  7/15/2030
f
64,462

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.2%) Value
Utilities (0.9%) - continued
Algonquin Power & Utilities
Corporation
$ 50,000 4.750%,  1/18/2082
b
$ 40,000
Alliant Energy Corporation,
Convertible
40,000 3.875%,  3/15/2026
f
41,337
Ameren Corporation
45,000 1.750%,  3/15/2028 39,113
American Electric Power
Company, Inc.
63,000 2.031%,  3/15/2024 60,944
44,000 2.300%,  3/1/2030 37,111
20,000 5.625%,  3/1/2033 20,688
Calpine Corporation
56,000 4.500%,  2/15/2028
f
51,947
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 32,517
56,000 1.450%,  6/1/2026 50,748
67,000 2.650%,  6/1/2031 56,719
Constellation Energy Generation,
LLC
41,000 5.800%,  3/1/2033 42,287
Dominion Energy, Inc.
35,000 3.071%,  8/15/2024 33,944
135,000 4.650%,  12/15/2024
b,j
118,603
45,000 3.375%,  4/1/2030 40,901
DTE Energy Company
65,000 4.220%,  11/1/2024 64,268
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
41,706
22,000 4.875%,  9/16/2024
b,j
21,111
89,000 2.450%,  6/1/2030 75,847
43,000 4.500%,  8/15/2032 41,572
Edison International
54,000 4.950%,  4/15/2025 53,586
55,000 5.000%,  12/15/2026
b,j
45,567
Enel Finance International NV
93,000 1.375%,  7/12/2026
f
82,801
Entergy Corporation
34,000 0.900%,  9/15/2025 30,612
45,000 1.900%,  6/15/2028 39,194
Evergy, Inc.
34,000 2.450%,  9/15/2024 32,564
Eversource Energy
90,000 4.600%,  7/1/2027 90,106
40,000 5.450%,  3/1/2028 41,449
Exelon Corporation
45,000 4.050%,  4/15/2030 42,931
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
92,770
ITC Holdings Corporation
43,000 4.950%,  9/22/2027
f
43,251
Jersey Central Power & Light
Company
80,000 2.750%,  3/1/2032
f
66,908
National Rural Utilities Cooperative
Finance Corporation
75,000 3.450%,  6/15/2025 73,023
NextEra Energy Capital Holdings,
Inc.
41,000 3.800%,  3/15/2082
b
33,825
40,000 6.051%,  3/1/2025 40,692
45,000 2.250%,  6/1/2030 38,038
Principal
Amount Long-Term Fixed Income (42.2%) Value
Utilities (0.9%) - continued
NextEra Energy Operating
Partners, LP
$ 100,000 3.875%,  10/15/2026
f
$ 93,124
NextEra Energy Partners, LP,
Convertible
52,000 Zero Coupon,  6/15/2024
f
48,282
208,000 Zero Coupon,  11/15/2025
f,i
194,064
NiSource, Inc.
43,000 5.650%,  6/15/2023
b,j
40,420
45,000 2.950%,  9/1/2029 39,990
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
f
30,618
46,000 10.250%,  3/15/2028
b,f,j
43,958
51,000 3.375%,  2/15/2029
f
42,214
35,000 5.250%,  6/15/2029
f
32,493
NRG Energy, Inc., Convertible
179,000 2.750%,  6/1/2048 183,922
PG&E Corporation
65,000 5.000%,  7/1/2028 61,344
PPL Capital Funding, Inc.,
Convertible
46,000 2.875%,  3/15/2028
f
46,170
Public Service Enterprise Group,
Inc.
45,000 1.600%,  8/15/2030 36,001
Sempra Energy
84,000 4.875%,  10/15/2025
b,j
78,671
56,000 3.400%,  2/1/2028 52,601
Southern California Edison
Company
21,000 5.950%,  11/1/2032 22,748
Southern Company
44,000 4.475%,  8/1/2024 43,462
53,000 5.700%,  10/15/2032 55,734
35,000 4.000%,  1/15/2051
b
32,110
109,000 3.750%,  9/15/2051
b
91,434
Southern Company, Convertible
212,000 3.875%,  12/15/2025
f
214,381
TerraForm Power Operating, LLC
100,000 5.000%,  1/31/2028
f
95,004
Vistra Operations Company, LLC
88,000 5.125%,  5/13/2025
f
85,758
92,000 5.000%,  7/31/2027
f
86,986
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 43,725
64,000 4.600%,  6/1/2032 62,133
Total 3,724,470
Total Long-Term Fixed Income
(cost $182,397,087) 173,500,215
Shares Common Stock ( 30.9% ) Value
Communications Services (2.1%)
4,777 Alphabet, Inc., Class A
n
495,518
28,483 Alphabet, Inc., Class C
n
2,962,232
27,095 Comcast Corporation 1,027,172
18,705 DISH Network Corporation
n
174,518
625 Emerald Holding, Inc.
n
2,325
352 Liberty Latin America, Ltd., Class
A
n
2,925
6,655 Meta Platforms, Inc.
n
1,410,461
1,482 Netflix, Inc.
n
512,001
269 Paramount Global 6,001
19,277 QuinStreet, Inc.
n
305,926

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.9%) Value
Communications Services (2.1%) - continued
13,876 Verizon Communications, Inc. $ 539,638
4,144 Walt Disney Company
n
414,939
21,713 Warner Bros. Discovery, Inc.
n
327,866
316 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
n
2,739
4,065 Ziff Davis, Inc.
n
317,273
Total 8,501,534
Consumer Discretionary (3.5%)
193 Advance Auto Parts, Inc. 23,471
19,332 Amazon.com, Inc.
n
1,996,802
4,316 Aptiv plc
n
484,212
323 Autoliv, Inc. 30,155
2,119 Bloomin' Brands, Inc. 54,352
439 Booking Holdings, Inc.
n
1,164,408
164 Boyd Gaming Corporation 10,516
5,158 Cedar Fair, LP 235,669
415 Chipotle Mexican Grill, Inc.
n
708,940
9,658 Clarus Corporation 91,268
16,271 Cooper-Standard Holdings, Inc.
n
231,699
4,791 D.R. Horton, Inc. 468,033
241 Darden Restaurants, Inc. 37,394
1,337 Domino's Pizza, Inc. 441,036
16,055 Everi Holdings, Inc.
n
275,343
617 Expedia Group, Inc.
n
59,868
16,509 Ford Motor Company 208,013
7,958 General Motors Company 291,899
2,102 Grand Canyon Education, Inc.
n
239,418
8,658 Harley-Davidson, Inc. 328,744
3,499 Home Depot, Inc. 1,032,625
3,441 Lowe's Companies, Inc. 688,097
1,391 Lululemon Athletica, Inc.
n
506,588
501 MarineMax, Inc.
n
14,404
1,155 McDonald's Corporation 322,950
3,876 NIKE, Inc. 475,353
118 NVR, Inc.
n
657,518
455 O'Reilly Automotive, Inc.
n
386,286
3,146 Papa John's International, Inc. 235,730
697 Ruth's Hospitality Group, Inc. 11,445
2,363 Skyline Champion Corporation
n
177,768
4,501 Sleep Number Corporation
n
136,875
19,944 Sonos, Inc.
n
391,301
4,983 Sony Group Corporation ADR 451,709
10,591 Stoneridge, Inc.
n
198,052
4,751 Tesla, Inc.
n
985,642
28,724 ThredUp, Inc.
n
72,672
71 Travel + Leisure Company 2,783
539 Ulta Beauty, Inc.
n
294,116
692 Under Armour, Inc., Class C
n
5,903
7,840 Zumiez, Inc.
n
144,570
Total 14,573,627
Consumer Staples (1.7%)
4,965 Altria Group, Inc. 221,538
4,265 Archer-Daniels-Midland Company 339,750
5,186 BJ's Wholesale Club Holdings,
Inc.
n
394,499
410 Bunge, Ltd. 39,163
134 Calavo Growers, Inc. 3,855
1,412 Casey's General Stores, Inc. 305,641
784 Coca-Cola Company 48,631
330 Costco Wholesale Corporation 163,967
18,990 Coty, Inc.
n
229,019
686 e.l.f. Beauty, Inc.
n
56,492
968 Edgewell Personal Care Company 41,063
Shares Common Stock (30.9%) Value
Consumer Staples (1.7%) - continued
2,347 John B. Sanfilippo & Son, Inc. $ 227,471
800 Kraft Heinz Company 30,936
107 Kroger Company 5,283
6,578 Lamb Weston Holdings, Inc. 687,533
2,449 Mondelez International, Inc. 170,744
97 PepsiCo, Inc. 17,683
11,896 Philip Morris International, Inc. 1,156,886
19,999 Primo Water Corporation 306,985
1,688 Procter & Gamble Company 250,989
582 SpartanNash Company 14,434
5,791 Sysco Corporation 447,239
6,650 Turning Point Brands, Inc. 139,650
1,059 Tyson Foods, Inc. 62,820
5,151 US Foods Holding Corporation
n
190,278
9,209 Walmart, Inc. 1,357,867
Total 6,910,416
Energy (1.7%)
14,013 BP plc ADR 531,653
567 Cheniere Energy, Inc. 89,359
493 Chevron Corporation 80,438
6,274 ConocoPhillips 622,444
16,119 Devon Energy Corporation 815,783
19,328 Enterprise Products Partners, LP 500,595
269 EOG Resources, Inc. 30,835
8,518 Exxon Mobil Corporation 934,084
19,713 Halliburton Company 623,719
5,127 Marathon Petroleum Corporation 691,273
26,068 NOV, Inc. 482,519
6,348 Permian Resources Corporation 66,654
86 Phillips 66 8,719
3,669 Pioneer Natural Resources
Company 749,357
14 Schlumberger, Ltd. 687
2,877 Valero Energy Corporation 401,629
7,917 Williams Companies, Inc. 236,402
Total 6,866,150
Financials (4.7%)
25,360 Ally Financial, Inc. 646,426
241 A-Mark Precious Metals, Inc. 8,351
779 American Equity Investment Life
Holding Company 28,426
2,237 American Express Company 368,993
899 Ameriprise Financial, Inc. 275,543
8,041 Arch Capital Group, Ltd.
n
545,743
26,199 Bank of America Corporation 749,291
107 Bank of Marin Bancorp 2,342
5,399 Bank of N.T. Butterfield & Son, Ltd. 145,773
1,717 Berkshire Hathaway, Inc.
n
530,158
750 BlackRock TCP Capital
Corporation 7,725
208 BlackRock, Inc. 139,177
2,481 Blackstone Mortgage Trust, Inc. 44,286
12,629 Bridgewater Bancshares, Inc.
n
136,898
10,249 Byline Bancorp, Inc. 221,583
3,306 Capital One Financial Corporation 317,905
5,954 Carlyle Group, Inc. 184,931
694 Cboe Global Markets, Inc. 93,163
1,330 Central Pacific Financial
Corporation 23,807
8,465 Charles Schwab Corporation 443,397
3,034 Chubb, Ltd. 589,142
2,012 Citigroup, Inc. 94,343
8,359 Columbia Banking System, Inc. 179,050

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.9%) Value
Financials (4.7%) - continued
6,717 Comerica, Inc. $ 291,652
656 Community Trust Bancorp, Inc. 24,895
318 ConnectOne Bancorp, Inc. 5,622
1,654 Customers Bancorp, Inc.
n
30,632
2,506 Discover Financial Services 247,693
1,172 Ellington Residential Mortgage
REIT 8,556
691 Encore Capital Group, Inc.
n
34,861
4,658 Enterprise Financial Services
Corporation 207,700
8,746 Equitable Holdings, Inc. 222,061
4,442 Federated Hermes, Inc. 178,302
5,188 Fidelity National Information
Services, Inc. 281,864
212 Financial Institutions, Inc. 4,087
270 First Foundation, Inc. 2,012
148 First Mid-Illinois Bancshares, Inc. 4,029
1,025 Fiserv, Inc.
n
115,856
203 Flushing Financial Corporation 3,023
239 FS KKR Capital Corporation 4,422
3,080 Glacier Bancorp, Inc. 129,391
774 Golub Capital BDC, Inc. 10,495
516 Great Southern Bancorp, Inc. 26,151
1,424 Hanmi Financial Corporation 26,444
6,661 Heartland Financial USA, Inc. 255,516
547 Hometrust Bancshares, Inc. 13,451
2,681 Hope Bancorp, Inc. 26,327
2,869 Houlihan Lokey, Inc. 251,009
301 Independent Bank Corporation/MI 5,349
510 Interactive Brokers Group, Inc. 42,106
6,169 Intercontinental Exchange, Inc. 643,365
10,347 J.P. Morgan Chase & Company 1,348,318
2,081 Kinsale Capital Group, Inc. 624,612
2,806 M&T Bank Corporation 335,513
31 Marsh & McLennan Companies,
Inc. 5,163
4,092 Mastercard, Inc. 1,487,074
330 Mercury General Corporation 10,474
241 Metropolitan Bank Holding
Corporation
n
8,167
3,205 MGIC Investment Corporation 43,011
1,106 MidWestOne Financial Group, Inc. 27,009
4,137 Morgan Stanley 363,229
64 Mr. Cooper Group, Inc.
n
2,622
3,963 Nasdaq, Inc. 216,657
415 NMI Holdings, Inc.
n
9,267
28 PacWest Bancorp 272
12,012 PayPal Holdings, Inc.
n
912,191
84 Peapack-Gladstone Financial
Corporation 2,488
37 PennyMac Financial Services, Inc. 2,206
85 PNC Financial Services Group,
Inc. 10,804
488 Popular, Inc. 28,016
11,629 Radian Group, Inc. 257,001
5,342 Raymond James Financial, Inc. 498,248
2,774 RLI Corporation 368,692
1,391 S&P Global, Inc. 479,575
7,249 Seacoast Banking Corporation of
Florida 171,801
5,713 State Street Corporation 432,417
6,974 Synchrony Financial 202,804
745 Synovus Financial Corporation 22,968
724 TPG, Inc. 21,235
3,902 Triumph Financial, Inc.
n
226,550
833 Truist Financial Corporation 28,405
Shares Common Stock (30.9%) Value
Financials (4.7%) - continued
229 TrustCo Bank Corporation NY $ 7,314
277 U.S. Bancorp 9,986
218 Visa, Inc. 49,150
4,703 Voya Financial, Inc. 336,076
19,833 Wells Fargo & Company 741,358
12,409 Western Alliance Bancorp
i
441,016
9,702 Zions Bancorp NA 290,381
800 Zurich Insurance Group AG 383,359
Total 19,278,753
Health Care (4.3%)
4,868 Abbott Laboratories 492,934
1,714 ACADIA Pharmaceuticals, Inc.
n
32,257
1,568 Agilent Technologies, Inc. 216,917
7,598 Agiliti, Inc.
i,n
121,416
1,662 Align Technology, Inc.
n
555,341
1,558 Alkermes plc
n
43,920
416 AmerisourceBergen Corporation 66,606
815 Amgen, Inc. 197,026
9,759 AstraZeneca plc ADR 677,372
10,943 Avantor, Inc.
n
231,335
1,096 Azenta, Inc.
n
48,904
5,884 Baxter International, Inc. 238,655
1,339 Biogen, Inc.
n
372,282
240 BioMarin Pharmaceutical, Inc.
n
23,338
3,092 Bio-Techne Corporation 229,395
193 Bristol-Myers Squibb Company 13,377
8,524 Centene Corporation
n
538,802
1,902 Cigna Group 486,018
3,456 CVS Health Corporation 256,815
2,295 Danaher Corporation 578,432
2,493 Dexcom, Inc.
n
289,637
4,451 Edwards Lifesciences Corporation
n
368,231
2,070 Elevance Health, Inc. 951,807
354 Enanta Pharmaceuticals, Inc.
n
14,316
5,961 Enovis Corporation
n
318,854
840 Evolent Health, Inc.
n
27,258
829 FibroGen, Inc.
n
15,469
6,977 Gilead Sciences, Inc. 578,882
4,041 Halozyme Therapeutics, Inc.
n
154,326
1,670 HCA Healthcare, Inc. 440,346
1,602 Hologic, Inc.
n
129,281
10 Illumina, Inc.
n
2,326
1,662 Insmed, Inc.
n
28,337
942 Insulet Corporation
n
300,460
1,677 Intuitive Surgical, Inc.
n
428,423
4,761 Ionis Pharmaceuticals, Inc.
n
170,158
5,975 Johnson & Johnson 926,125
2,609 Laboratory Corporation of America
Holdings 598,557
3,065 Lantheus Holdings, Inc.
n
253,046
423 LivaNova plc
n
18,434
23,311 Maravai LifeSciences Holdings,
Inc.
n
326,587
444 Medpace Holdings, Inc.
n
83,494
7,418 Medtronic plc 598,039
10,900 Merck & Company, Inc. 1,159,651
550 Mirati Therapeutics, Inc.
n
20,449
163 Moderna, Inc.
n
25,034
1,267 Molina Healthcare, Inc.
n
338,910
1,149 Novo Nordisk AS ADR 182,852
12,559 Pfizer, Inc. 512,407
7,320 Progyny, Inc.
n
235,118
147 RAPT Therapeutics, Inc.
n
2,697
505 Regeneron Pharmaceuticals, Inc.
n
414,943

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.9%) Value
Health Care (4.3%) - continued
6,098 Revance Therapeutics, Inc.
n
$ 196,417
1,349 Sarepta Therapeutics, Inc.
n
185,933
8,877 Stevanato Group SPA 229,914
559 Teleflex, Inc. 141,600
1,347 Travere Therapeutics, Inc.
n
30,294
170 UnitedHealth Group, Inc. 80,340
12,517 Viatris, Inc. 120,414
23,797 Viemed Healthcare, Inc.
n
229,879
780 Waters Corporation
n
241,511
3,248 Zimmer Biomet Holdings, Inc. 419,642
2,590 Zoetis, Inc. 431,080
Total 17,642,620
Industrials (3.8%)
961 3M Company 101,011
4,375 Advanced Drainage Systems, Inc. 368,419
8,845 Air Lease Corporation 348,228
2,613 AMETEK, Inc. 379,747
358 Armstrong World Industries, Inc. 25,504
2,671 ASGN, Inc.
n
220,812
13,655 Badger Infrastructure Solutions,
Ltd. 330,185
6,411 Barnes Group, Inc. 258,235
945 Carlisle Companies, Inc. 213,636
136 Caterpillar, Inc. 31,122
6,778 Cimpress plc
n
297,012
780 Cintas Corporation 360,890
25,996 CNH Industrial NV 396,959
2,233 Crane Holdings, Company 253,445
21,634 CSX Corporation 647,722
1,316 Curtiss-Wright Corporation 231,958
278 Deere & Company 114,781
10,193 Delta Air Lines, Inc.
n
355,940
3,258 Emerson Electric Company 283,902
1,341 Expeditors International of
Washington, Inc. 147,671
5,805 Fastenal Company 313,122
4,041 Forward Air Corporation 435,458
526 FTI Consulting, Inc.
n
103,806
1,751 General Dynamics Corporation 399,596
87 Gorman-Rupp Company 2,175
4,890 Greenbrier Companies, Inc. 157,311
5,711 Helios Technologies, Inc. 373,499
9,487 Howmet Aerospace, Inc. 401,964
178 Hubbell, Inc. 43,309
327 Interface, Inc. 2,655
18,839 Janus International Group, Inc.
n
185,753
5,515 Johnson Controls International plc 332,113
212 Kaman Corporation 4,846
898 KBR, Inc. 49,435
1,491 L3Harris Technologies, Inc. 292,594
2,751 Lincoln Electric Holdings, Inc. 465,194
3,757 ManpowerGroup, Inc. 310,065
3,585 Maximus, Inc. 282,140
1,503 Middleby Corporation
n
220,355
4,992 Miller Industries, Inc. 176,467
798 Northrop Grumman Corporation 368,453
1,541 Old Dominion Freight Line, Inc. 525,234
2,355 Parker-Hannifin Corporation 791,539
2,532 Pentair plc 139,944
2,082 Planet Labs PBC
n
8,182
3,691 Quanta Services, Inc. 615,068
3,798 Ritchie Brothers Auctioneers, Inc. 213,789
3,646 Southwest Airlines Company 118,641
Shares Common Stock (30.9%) Value
Industrials (3.8%) - continued
7,765 Sun Country Airlines Holdings,
Inc.
n
$ 159,183
3,073 Tennant Company 210,593
5,392 Timken Company 440,634
468 TriNet Group, Inc.
n
37,725
71 TTEC Holdings, Inc. 2,643
15,794 Uber Technologies, Inc.
n
500,670
1,091 Union Pacific Corporation 219,575
3,523 United Parcel Service, Inc. 683,427
2,288 United Rentals, Inc. 905,499
Total 15,859,835
Information Technology (5.8%)
2,304 Adobe, Inc.
n
887,892
1,352 Adtran Holdings, Inc. 21,443
2,673 Advanced Micro Devices, Inc.
n
261,981
133 Alarm.com Holdings, Inc.
n
6,687
1,831 Amphenol Corporation 149,629
991 ANSYS, Inc.
n
329,805
21,229 Apple, Inc. 3,500,662
2,944 Applied Materials, Inc. 361,611
1,415 Autodesk, Inc.
n
294,546
8,690 BigCommerce Holdings, Inc.
n
77,689
1,576 BILL Holdings, Inc.
n
127,877
10,010 Ciena Corporation
n
525,725
29,959 Cisco Systems, Inc. 1,566,107
5,886 Cohu, Inc.
n
225,964
3,788 CommScope Holding Company,
Inc.
n
24,130
14,065 Dropbox, Inc.
n
304,085
4,840 Fortinet, Inc.
n
321,666
3,634 Gen Digital, Inc. 62,359
14,713 Gilat Satellite Networks, Ltd.
n
75,331
4,788 Juniper Networks, Inc. 164,803
146 KLA-Tencor Corporation 58,279
13,945 Knowles Corporation
n
237,065
320 Lam Research Corporation 169,638
805 Littelfuse, Inc. 215,812
1,905 Lumentum Holdings, Inc.
n
102,889
4,462 Microchip Technology, Inc. 373,826
16,976 Microsoft Corporation 4,894,181
1,365 NICE, Ltd. ADR
n
312,435
5,831 NVIDIA Corporation 1,619,677
4,943 ON Semiconductor Corporation
n
406,908
151 Paycom Software, Inc.
n
45,905
2,410 Plexus Corporation
n
235,144
9,600 QUALCOMM, Inc. 1,224,768
890 Rambus, Inc.
n
45,621
3,811 Salesforce, Inc.
n
761,362
10,794 Samsung Electronics Company,
Ltd. 533,774
1,467 ServiceNow, Inc.
n
681,744
907 Skyworks Solutions, Inc. 107,008
2,601 Splunk, Inc.
n
249,384
5,192 Texas Instruments, Inc. 965,764
4,922 Trimble, Inc.
n
258,011
35,185 TTM Technologies, Inc.
n
474,646
481 Western Digital Corporation
n
18,119
3,360 Wolfspeed, Inc.
n
218,232
2,519 Workiva, Inc.
n
257,971
Total 23,758,155
Materials (1.4%)
236 Albemarle Corporation 52,165
956 Allegheny Technologies, Inc.
n
37,724

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.9%) Value
Materials (1.4%) - continued
2,079 AptarGroup, Inc. $ 245,717
1,391 Ashland, Inc. 142,870
14,388 Axalta Coating Systems, Ltd.
n
435,813
8,230 Ball Corporation 453,555
6,597 Carpenter Technology Corporation 295,282
6,113 CF Industries Holdings, Inc. 443,131
161 Crown Holdings, Inc. 13,316
3,772 Eastman Chemical Company 318,130
491 Freeport-McMoRan, Inc. 20,087
4,976 Ingevity Corporation
n
355,884
30,169 Ivanhoe Mines, Ltd.
n
272,559
644 Linde plc 228,903
1,840 LyondellBasell Industries NV 172,758
4,021 Nucor Corporation 621,124
4,198 PPG Industries, Inc. 560,769
2,003 SSR Mining, Inc. 30,285
5,267 Steel Dynamics, Inc. 595,487
2,105 Tronox Holdings plc 30,270
1,921 United States Lime & Minerals, Inc. 293,317
Total 5,619,146
Real Estate (0.9%)
3,807 Agree Realty Corporation 261,198
2,118 Alexandria Real Estate Equities,
Inc. 266,000
1,003 AvalonBay Communities, Inc. 168,564
1,761 Camden Property Trust 184,623
2,503 CBRE Group, Inc.
n
182,244
25,543 Cushman and Wakefield plc
n
269,223
2,335 Digital Realty Trust, Inc. 229,554
188 Equity Residential 11,280
145 Extra Space Storage, Inc. 23,625
26,221 Healthcare Realty Trust, Inc. 506,852
21,233 Host Hotels & Resorts, Inc. 350,132
10,574 Independence Realty Trust, Inc. 169,501
533 Kite Realty Group Trust 11,150
669 National Retail Properties, Inc. 29,536
9,434 National Storage Affiliates Trust 394,153
9,249 Pebblebrook Hotel Trust 129,856
1,477 Public Storage, Inc. 446,261
1,083 SBA Communications Corporation 282,739
Total 3,916,491
Utilities (1.0%)
6,145 Alliant Energy Corporation 328,143
1,388 Black Hills Corporation 87,583
10,453 CenterPoint Energy, Inc. 307,945
5,797 Constellation Energy Corporation 455,065
3,783 Duke Energy Corporation 364,946
7,922 Entergy Corporation 853,516
2,510 Evergy, Inc. 153,411
11,489 NiSource, Inc. 321,233
1,629 NorthWestern Corporation 94,254
811 OGE Energy Corporation 30,542
3,370 Portland General Electric
Company 164,759
5,153 Public Service Enterprise Group,
Inc. 321,805
2,764 Sempra Energy 417,806
2,239 Spire, Inc. 157,044
Total 4,058,052
Total Common Stock
(cost $100,360,911) 126,984,779
Shares
Registered Investment
Companies ( 14.3% ) Value
Unaffiliated  (1.6%)
24,445 Aberdeen Asia-Pacific Income
Fund, Inc. $ 65,024
8,927 AllianceBernstein Global High
Income Fund, Inc. 86,770
13,658 Allspring Income Opportunities
Fund 86,455
4,430 BlackRock Core Bond Trust 48,021
9,416 BlackRock Corporate High Yield
Fund, Inc. 82,108
8,106 BlackRock Credit Allocation
Income Trust 83,411
1,520 BlackRock Debt Strategies Fund,
Inc. 14,455
8,376 BlackRock Enhanced Global
Dividend Trust 83,174
2,050 BlackRock Enhanced International
Dividend Trust 11,070
875 BlackRock Floating Rate Income
Strategies Fund, Inc. 10,237
1,349 BlackRock Income Trust, Inc. 16,984
4,705 BlackRock Multi-Sector Income
Trust 68,646
6,571 Blackstone Strategic Credit Fund 69,981
8,342 Eaton Vance Limited Duration
Income Fund 82,169
614 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 4,795
7,249 First Trust High Income Long/Short
Fund 82,276
2,707 Invesco Dynamic Credit
Opportunities Fund
c
28,441
13,500 iShares Preferred and Income
Securities ETF 421,470
2,243 Materials Select Sector SPDR
Fund 180,920
18,650 Nuveen Credit Strategies Income
Fund 95,302
2,750 Nuveen Preferred Income
Opportunities Fund 18,095
4,325 Nuveen Quality Preferred Income
Fund II 27,940
7,849 PGIM Global High Yield Fund, Inc. 86,104
7,795 PGIM High Yield Bond Fund, Inc. 95,099
3,465 Pimco Dynamic Income Fund
i
62,439
38,293 SPDR Bloomberg High Yield Bond
ETF
i
3,554,356
14,468 SPDR Bloomberg Short Term High
Yield Bond ETF
i
359,385
824 Tri-Continental Corporation 21,877
3,000 Vanguard Short-Term Corporate
Bond ETF 228,690
3,400 Virtus Convertible & Income Fund 11,424
5,390 Virtus Dividend, Interest &
Premium Strategy Fund 63,387
1,125 Virtus Equity & Convertible Income
Fund 22,106
11,819 Voya Global Equity Dividend &
Premium Opportunity Fund 60,277
17,641 Western Asset High Income
Opportunity Fund, Inc. 67,212
Total 6,300,100
Affiliated  (12.7%)
3,039,533 Thrivent Core Emerging Markets
Debt Fund 23,100,448

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (14.3%) Value
Affiliated  (12.7%)- continued
3,099,797 Thrivent Core International Equity
Fund $ 29,324,079
Total 52,424,527
Total Registered Investment
Companies (cost $64,893,034) 58,724,627
Shares
Collateral Held for Securities
Loaned ( 1.6% ) Value
6,481,158 Thrivent Cash Management Trust 6,481,158
Total Collateral Held for
Securities Loaned
(cost $6,481,158) 6,481,158
Shares Preferred Stock ( 1.2% ) Value
Communications Services (0.1%)
11,000 AT&T, Inc., 4.750%
j
233,970
5,600 CenterPoint Energy, Inc.,
Convertible, 3.369% 213,920
2,343 Paramount Global, Convertible,
5.750%
i
70,149
3,500 Telephone and Data Systems, Inc.,
6.000%
j
49,035
Total 567,074
Consumer Non-Cyclical (0.2%)
5,883 Becton, Dickinson and Company,
Convertible, 6.000% 292,503
2,557 Boston Scientific Corporation,
Convertible, 5.500% 309,499
1,250 CHS, Inc., 7.100%
b,j
31,338
Total 633,340
Energy (<0.1%)
6,964 Crestwood Equity Partners, LP,
9.250%
j
64,765
1,600 Energy Transfer, LP, 7.600%
b,j
38,688
1,536 Nustar Logistics, LP, 11.526%
b
38,861
351 UGI Corporation, Convertible,
7.250% 27,929
Total 170,243
Financials (0.7%)
2,750 Aegon Funding Corporation II,
5.100% 59,372
5,700 Allstate Corporation, 5.100%
j
128,079
6,175 Bank of America Corporation,
4.250%
j
112,261
274 Bank of America Corporation,
Convertible, 7.250%
j
319,966
5,525 Capital One Financial Corporation,
5.000%
j
111,329
5,875 Equitable Holdings, Inc., 5.250%
j
128,604
140 First Horizon Bank, 5.660%
*,b,j
116,200
4,400 J.P. Morgan Chase & Company,
4.200%
j
86,988
3,650 J.P. Morgan Chase & Company,
4.750%
j
78,876
3,350 J.P. Morgan Chase & Company,
5.750%
j
83,449
3,500 KeyCorp, 6.200%
b,j
78,155
4,823 KKR & Company, Inc.,
Convertible, 6.000% 306,019
2,850 Morgan Stanley, 4.250%
i,j
54,008
Shares Preferred Stock (1.2%) Value
Financials (0.7%) - continued
5,880 Morgan Stanley, 5.850%
b,j
$ 145,706
3,100 Morgan Stanley, 7.125%
b,j
77,810
6,150 Public Storage, 4.125%
j
114,144
1,300 Public Storage, 4.625%
j
27,170
325 Public Storage, 4.700%
j
7,010
825 Regions Financial Corporation,
5.700%
b,j
17,672
775 Synovus Financial Corporation,
5.875%
b,j
16,818
5,025 Truist Financial Corporation,
4.750%
i,j
106,480
2,850 U.S. Bancorp, 4.000%
i,j
53,010
5,000 Wells Fargo & Company, 4.250%
j
86,000
314 Wells Fargo & Company,
Convertible, 7.500%
j
369,343
Total 2,684,469
Utilities (0.2%)
3,398 AES Corporation, Convertible,
6.875% 304,155
3,300 American Electric Power
Company, Inc., Convertible,
6.125% 166,155
5,200 CMS Energy Corporation, 4.200%
j
103,220
5,827 NextEra Energy, Inc., Convertible,
6.926% 270,081
695 NiSource, Inc., Convertible,
7.750% 72,600
3,425 Southern Company, 4.950% 77,405
Total 993,616
Total Preferred Stock
(cost $5,589,689) 5,048,742
Shares or
Principal
Amount Short-Term Investments ( 7.8% ) Value
Federal Home Loan Bank Discount
Notes
400,000 4.550%, 4/5/2023
o,p
399,900
300,000 4.580%, 4/19/2023
o,p
299,400
900,000 4.650%, 5/15/2023
o,p
895,227
1,000,000 4.720%, 6/21/2023
o,p
989,756
Thrivent Core Short-Term Reserve
Fund
2,915,451 5.190% 29,154,512
U.S. Treasury Bills
100,000 4.646%, 5/11/2023
o,q
99,509
100,000 4.685%, 5/18/2023
o,q
99,415
Total Short-Term Investments
(cost $31,928,553) 31,937,719
Total Investments (cost
$414,980,492) 103.6% $425,817,116
Other Assets and Liabilities, Net
(3.6%) (14,681,660)
Total Net Assets 100.0% $411,135,456
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

x
b Denotes variable rate securities. The rate shown is as of
March 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $51,303,930 or 12.5% of
total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2023.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Defaulted security.  Interest is not being accrued.
m All or a portion of the security was earmarked to cover
written options.
n Non-income producing security.
o The interest rate shown reflects the yield.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Portfolio as of March 31, 2023 was $116,200 or
0.03% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of March 31, 2023.
Security
Acquisition
Date Cost
First Horizon Bank, 5.660%,
3/5/2019 6/21/2017 $ 107,380
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of March 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 2,217,986
Common Stock 4,172,372
Total lending $6,390,358
Gross amount payable upon return of
collateral for securities loaned $6,481,158
Net amounts due to counterparty $90,800
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,013,140 – 933,291 79,849
Capital Goods 2,190,258 – 2,030,406 159,852
Communications Services 3,528,012 – 3,279,760 248,252
Consumer Cyclical 4,311,149 – 4,311,149 –
Consumer Non-Cyclical 3,037,695 – 2,960,399 77,296
Energy 577,374 – 577,374 –
Financials 1,777,055 – 1,777,055 –
Technology 5,010,192 – 5,010,192 –
Transportation 1,511,160 – 1,511,160 –
Utilities 183,841 – 183,841 –
Long-Term Fixed Income
Asset-Backed Securities 19,241,725 – 19,241,725 –
Basic Materials 2,544,217 – 2,544,217 –
Capital Goods 4,966,610 – 4,966,610 –
Collateralized Mortgage Obligations 11,620,408 – 11,620,408 –
Commercial Mortgage-Backed Securities 1,536,964 – 1,058,663 478,301
Communications Services 6,074,898 – 6,074,898 –
Consumer Cyclical 8,730,458 – 8,730,458 –
Consumer Non-Cyclical 8,223,028 – 8,223,028 –
Energy 6,486,077 – 6,486,077 –
Financials 21,873,933 – 21,873,933 –
Foreign Government 68,771 – 68,771 –
Mortgage-Backed Securities 53,504,972 – 53,504,972 –
Technology 6,169,171 – 6,169,171 –
Transportation 2,195,129 – 2,195,129 –
U.S. Government & Agencies 16,539,384 – 16,539,384 –
Utilities 3,724,470 – 3,724,470 –
Common Stock
Communications Services 8,501,534 8,498,795 2,739 –
Consumer Discretionary 14,573,627 14,573,627 – –
Consumer Staples 6,910,416 6,910,416 – –
Energy 6,866,150 6,866,150 – –
Financials 19,278,753 18,895,394 383,359 –
Health Care 17,642,620 17,642,620 – –
Industrials 15,859,835 15,529,650 330,185 –
Information Technology 23,758,155 23,224,381 533,774 –
Materials 5,619,146 5,346,587 272,559 –
Real Estate 3,916,491 3,916,491 – –
Utilities 4,058,052 4,058,052 – –
Registered Investment Companies
Unaffiliated 6,300,100 6,271,659 – 28,441
Preferred Stock
Communications Services 567,074 353,154 213,920 –
Consumer Non-Cyclical 633,340 633,340 – –
Energy 170,243 170,243 – –
Financials 2,684,469 2,568,269 116,200 –
Utilities 993,616 993,616 – –
Short-Term Investments 2,783,207 – 2,783,207 –
Subtotal Investments in Securities $337,756,919 $136,452,444 $200,232,484 $1,071,991
Other Investments  * Total
Affiliated Registered Investment Companies 52,424,527
Affiliated Short-Term Investments 29,154,512
Collateral Held for Securities Loaned 6,481,158
Subtotal Other Investments $88,060,197
Total Investments at Value $425,817,116
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
MSC
-
Morgan Stanley & Company
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,298,894 1,298,894 – –
Total Asset Derivatives $1,298,894 $1,298,894 $– $–
Liability Derivatives
Futures Contracts 30,096 30,096 – –
Call Options Written 116 – – 116
Credit Default Swaps 12,327 – 12,327 –
Total Liability Derivatives $42,539 $30,096 $12,327 $116
The following table presents Balanced Income Plus Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling
$2,584,283 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 27 June 2023 $ 3,016,473 $ 86,418
CBOT 5-Yr. U.S. Treasury Note 38 June 2023 4,075,896 85,400
CBOT U.S. Long Bond 52 June 2023 6,531,429 288,696
CME E-mini S&P 500 Index 2 June 2023 395,531 18,244
CME Ultra Long Term U.S. Treasury Bond 101 June 2023 13,678,694 574,931
ICE mini MSCI EAFE Index 6 June 2023 612,378 16,572
ICE US mini MSCI Emerging Markets Index 80 June 2023 3,862,004 119,996
Ultra 10-Yr. U.S. Treasury Note 9 June 2023 1,054,126 36,139
Total Futures Long Contracts $ 33,226,531 $ 1,226,396
CME E-mini Russell 2000 Index (95) June 2023 ( $ 8,686,622) $ 72,498
CME E-mini S&P Mid-Cap 400 Index (26) June 2023 (6,547,124) (30,096)
Total Futures Short Contracts ( $ 15,233,746) $42,402
Total Futures Contracts $ 17,992,785 $1,268,798
The following table presents Balanced Income Plus Portfolio's options contracts held as of March 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (3.70) $ 99.75 April 2023 (3,625,245) ( $ 116) $ 11,736
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($116) $11,736
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Balanced Income Plus Portfolio's swaps contracts held as of March 31, 2023. Investments totaling $198,924 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 950,000 $ – ( $ 12,327) ( $ 12,327)
Total Credit Default Swaps $– ($12,327) ($ 12,327)
1 As the buyer of protection, Balanced Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $24,931 $341 $2,301 $23,100 3,040 5.6%
Core International Equity 28,893 – 1,999 29,324 3,100 7.1
Total Affiliated Registered Investment
Companies 53,824 52,424 12.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% 47,806 26,717 45,368 29,155 2,915 7.1
Total Affiliated Short-Term Investments 47,806 29,155 7.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,819 31,558 27,896 6,481 6,481 1.6
Total Collateral Held for Securities Loaned 2,819 6,481 1.6
Total Value $104,449 $88,060
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($611) $740 $ – $341
Core International Equity 2 2,428 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% – – – 409
Total Income/Non Income Cash from Affiliated
Investments $750
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total Value ($609) $3,168 $ –

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 6.6% )
a
Value
Basic Materials (0.3%)
Asplundh Tree Expert, LLC, Term
Loan
$ 297,475
6.590%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 295,615
Grinding Media, Inc., Term Loan
170,599
8.701%,  (LIBOR 1M +
4.000%), 10/12/2028
b,c
159,510
Hyperion Materials &
Technologies, Inc., Term Loan
151,103
9.396%,  (LIBOR 1M +
4.500%), 8/30/2028
b
148,761
INEOS US Petrochem, LLC, Term
Loan
453,300
7.590%,  (LIBOR 1M +
2.750%), 1/29/2026
b
447,861
Lummus Technology Holdings V,
LLC, Term Loan
155,932
8.340%,  (LIBOR 1M +
3.500%), 6/30/2027
b
153,155
Nouryon USA, LLC, Term Loan
676,359
7.526%,  (LIBOR 3M +
2.750%), 10/1/2025
b
670,075
Spectrum Group Buyer, Inc., Term
Loan
154,808
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
146,294
Total 2,021,271
Capital Goods (0.6%)
Ali Group North America
Corporation, Term Loan
237,715
6.922%,  (TSFR1M +
2.000%), 7/22/2029
b
233,912
Berry Global, Inc., Term Loan
294,654
6.510%,  (LIBOR 1M +
1.750%), 7/1/2026
b
293,367
Brookfield WEC Holdings, Inc.,
Term Loan
370,107
7.590%,  (LIBOR 1M +
2.750%), 8/1/2025
b
367,709
BW Holding, Inc., Term Loan
160,854
9.041%,  (LIBOR 1M +
4.000%), 12/14/2028
b
146,510
Charter Next Generation, Inc.,
Term Loan
300,890
8.672%,  (LIBOR 1M +
3.750%), 12/1/2027
b
296,660
Clydesdale Acquisition Holdings,
Inc., Term Loan
428,840
9.082%,  (TSFR1M +
4.175%), 4/13/2029
b
418,226
Cornerstone Building Brands, Inc.,
Term Loan
430,000
7.934%,  (LIBOR 1M +
3.250%), 4/12/2028
b
376,787
Foley Products Company, LLC,
Term Loan
151,497
9.798%,  (SOFRRATE +
4.750%), 2/16/2029
b
149,540
Ingersoll-Rand Services Company,
Term Loan
248,718
6.657%,  (LIBOR 1M +
1.750%), 2/28/2027
b
247,631
Principal
Amount Bank Loans (6.6%)
a
Value
Capital Goods (0.6%) - continued
Quikrete Holdings, Inc., Term Loan
$ 151,218
7.465%,  (LIBOR 1M +
2.625%), 1/31/2027
b
$ 148,761
341,207
7.840%,  (LIBOR 1M +
3.000%), 3/18/2029
b
336,638
Smyrna Ready Mix Concrete, LLC,
Term Loan
315,678
9.157%,  (TSFR1M +
4.250%), 4/1/2029
b,c
313,310
TK Elevator US Newco, Inc., Term
Loan
254,362
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
247,446
Transdigm, Inc., Term Loan
506,929
8.148%,  (TSFR1M +
3.250%), 8/24/2028
b
505,028
Vertiv Group Corporation, Term
Loan
249,364
7.419%,  (LIBOR 1M +
2.750%), 3/2/2027
b
243,815
Total 4,325,340
Communications Services (1.0%)
Altice France SA/France, Term
Loan
517,648
10.269%,  (TSFR1M +
5.500%), 8/31/2028
b,c
491,766
CCI Buyer, Inc., Term Loan
199,980
8.898%,  (LIBOR 3M +
4.000%), 12/17/2027
b
197,022
Cengage Learning, Inc., Term
Loan
165,725
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
153,193
Charter Communications
Operating, LLC, Term Loan
623,768
6.557%,  (LIBOR 1M +
1.750%), 2/1/2027
b
617,237
Clear Channel Outdoor Holdings,
Inc., Term Loan
463,006
8.325%,  (LIBOR 3M +
3.500%), 8/21/2026
b
430,211
Connect Finco SARL, Term Loan
151,610
8.350%,  (LIBOR 1M +
3.500%), 12/12/2026
b
150,473
Crown Subsea Communications
Holding, Inc., Term Loan
151,869
9.530%,  (LIBOR 1M +
4.750%), 4/27/2027
b
149,401
225,736
9.974%,  (TSFR1M +
5.250%), 4/27/2027
b
222,068
CSC Holdings, LLC, Term Loan
498,715
7.184%,  (LIBOR 1M +
2.500%), 4/15/2027
b
438,974
DIRECTV Financing, LLC, Term
Loan
591,406
9.840%,  (LIBOR 1M +
5.000%), 8/2/2027
b
567,951
Intelsat Jackson Holdings SA,
Term Loan
310,398
9.082%,  (TSFR6M +
4.250%), 2/1/2029
b
306,518

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (6.6%)
a
Value
Communications Services (1.0%) - continued
Level 3 Financing, Inc., Term Loan
$ 260,000
6.672%,  (LIBOR 1M +
1.750%), 3/1/2027
b
$ 218,616
Lumen Technologies, Inc., Term
Loan
320,340
6.885%,  (LIBOR 3M +
2.250%), 3/15/2027
b
210,444
NEP Group, Inc., Term Loan
165,701
8.090%,  (LIBOR 1M +
3.250%), 10/20/2025
b
153,895
Nexstar Media, Inc., Term Loan
324,762
7.340%,  (LIBOR 1M +
2.500%), 9/18/2026
b
323,625
Playtika Holding Corporation, Term
Loan
199,980
7.590%,  (LIBOR 1M +
2.750%), 3/11/2028
b
198,372
Radiate Holdco, LLC, Term Loan
331,939
8.090%,  (LIBOR 1M +
3.250%), 9/25/2026
b
270,411
RLG Holdings, LLC, Term Loan
160,853
8.840%,  (LIBOR 1M +
4.000%), 7/8/2028
b
154,780
SBA Senior Finance II, LLC, Term
Loan
492,415
6.600%,  (LIBOR 1M +
1.750%), 4/11/2025
b
491,750
Univision Communications, Inc.,
Term Loan
297,337
8.090%,  (LIBOR 1M +
3.250%), 1/31/2029
b
291,206
UPC Financing Partnership, Term
Loan
152,000
7.609%,  (LIBOR 1M +
2.925%), 1/31/2029
b
148,612
Virgin Media Bristol, LLC, Term
Loan
377,000
0.000%,  (LIBOR 1M +
2.500%), 1/31/2028
b,d,e
370,214
Zayo Group Holdings, Inc., Term
Loan
318,900
7.635%,  (LIBOR 1M +
3.000%), 3/9/2027
b
258,201
Ziggo Financing Partnership, Term
Loan
255,000
7.184%,  (LIBOR 1M +
2.500%), 4/30/2028
b
251,458
Total 7,066,398
Consumer Cyclical (1.2%)
1011778 B.C., ULC, Term Loan
618,802
6.590%,  (LIBOR 1M +
1.750%), 11/19/2026
b
612,100
AlixPartners, LLP, Term Loan
175,107
7.609%,  (LIBOR 1M +
2.750%), 2/4/2028
b
174,285
Allied Universal Holdco, LLC, Term
Loan
618,859
8.657%,  (LIBOR 1M +
3.750%), 5/14/2028
b
586,703
Alterra Mountain Company, Term
Loan
195,010
8.340%,  (LIBOR 1M +
3.500%), 8/17/2028
b
194,035
Principal
Amount Bank Loans (6.6%)
a
Value
Consumer Cyclical (1.2%) - continued
Arches Buyer, Inc., Term Loan
$ 107,724
8.157%,  (LIBOR 1M +
3.250%), 12/6/2027
b
$ 101,238
Caesars Entertainment, Inc., Term
Loan
390,000
8.157%,  (TSFR1M +
3.250%), 2/6/2030
b
387,508
Carnival Corporation, Term Loan
460,529
7.840%,  (LIBOR 1M +
3.000%), 6/30/2025
b
453,506
31,839
8.090%,  (LIBOR 1M +
3.250%), 10/18/2028
b
31,053
Clarios Global, LP, Term Loan
402,000
8.090%,  (LIBOR 1M +
3.250%), 4/30/2026
b
398,985
Crocs, Inc., Term Loan
183,987
8.407%,  (TSFR1M +
3.500%), 2/19/2029
b
183,183
Delta 2 Lux SARL, Term Loan
367,000
8.057%,  (TSFR1M +
3.250%), 1/15/2030
b
367,154
Fertitta Entertainment, LLC/NV,
Term Loan
151,236
8.807%,  (TSFR1M +
4.000%), 1/27/2029
b
148,641
First Brands Group, LLC, Term
Loan
201,486
10.361%,  (TSFR6M +
5.000%), 3/30/2027
b
193,237
Go Daddy Operating Company,
LLC, Term Loan
244,388
8.057%,  (TSFR1M +
3.250%), 11/10/2029
b
243,930
Great Outdoors Group, LLC, Term
Loan
346,242
8.590%,  (LIBOR 1M +
3.750%), 3/5/2028
b
341,267
Harbor Freight Tools USA, Inc.,
Term Loan
308,212
7.590%,  (LIBOR 1M +
2.750%), 10/19/2027
b
297,964
Hilton Worldwide Finance, LLC,
Term Loan
372,000
6.642%,  (LIBOR 1M +
1.750%), 6/21/2026
b
371,379
IRB Holding Corporation, Term
Loan
358,000
7.798%,  (TSFR1M +
3.000%), 12/15/2027
b
351,438
Petco Health & Wellness
Company, Inc., Term Loan
161,542
8.151%,  (LIBOR 3M +
3.250%), 3/4/2028
b
158,514
PetSmart, LLC, Term Loan
488,659
8.657%,  (LIBOR 1M +
3.750%), 2/12/2028
b
484,589
Pilot Travel Centers, LLC, Term
Loan
417,811
6.907%,  (TSFR1M +
2.000%), 8/6/2028
b
416,068
Prime Security Services Borrower,
LLC, Term Loan
497,362
7.517%,  (LIBOR 3M +
2.750%), 9/23/2026
b
495,189

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (6.6%)
a
Value
Consumer Cyclical (1.2%) - continued
Scientific Games Holdings, LP,
Term Loan
$ 253,725
0.000%,  (TSFR1M +
3.500%), 4/4/2029
b,d,e
$ 249,721
Scientific Games International,
Inc., Term Loan
375,110
7.960%,  (TSFR1M +
3.000%), 4/14/2029
b
371,671
Staples, Inc., Term Loan
136,817
9.314%,  (LIBOR 3M +
4.500%), 9/12/2024
b
135,962
244,316
9.814%,  (LIBOR 3M +
5.000%), 4/12/2026
b
224,429
Stars Group Holdings BV, Term
Loan
146,258
7.409%,  (LIBOR 3M +
2.250%), 7/21/2026
b
145,984
Uber Technologies, Inc., Term
Loan
185,958
7.627%,  (TSFR1M +
2.750%), 3/3/2030
b
185,435
UFC Holdings, LLC, Term Loan
244,188
7.570%,  (LIBOR 3M +
2.750%), 4/29/2026
b
242,623
Total 8,547,791
Consumer Non-Cyclical (0.9%)
AI Aqua Merger Sub, Inc., Term
Loan
488,672
8.484%,  (TSFR1M +
3.750%), 7/30/2028
b
470,044
Alltech, Inc., Term Loan
151,103
8.840%,  (LIBOR 1M +
4.000%), 10/15/2028
b
145,562
Bausch + Lomb Corporation, Term
Loan
390,035
8.457%,  (TSFR1M +
3.250%), 5/10/2027
b
378,170
Chobani, LLC, Term Loan
155,968
8.422%,  (LIBOR 1M +
3.500%), 10/23/2027
b,c
154,408
DaVita, Inc., Term Loan
125,126
6.590%,  (LIBOR 1M +
1.750%), 8/12/2026
b
123,145
Elanco Animal Health, Inc., Term
Loan
197,360
6.412%,  (LIBOR 1M +
1.750%), 8/1/2027
b
192,779
Froneri U.S., Inc., Term Loan
382,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
376,048
Gainwell Acquisition Corporation,
Term Loan
557,175
8.998%,  (LIBOR 3M +
4.000%), 10/1/2027
b
530,709
ICON Luxembourg SARL, Term
Loan
443,709
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
442,231
Jazz Financing Lux SARL, Term
Loan
492,221
8.340%,  (LIBOR 1M +
3.500%), 5/5/2028
b
489,864
Principal
Amount Bank Loans (6.6%)
a
Value
Consumer Non-Cyclical (0.9%) - continued
LifePoint Health, Inc., Term Loan
$ 216,000
8.575%,  (LIBOR 3M +
3.750%), 11/16/2025
b
$ 205,369
Medline Borrower, LP, Term Loan
901,447
8.090%,  (LIBOR 1M +
3.250%), 10/21/2028
b
877,928
Organon & Company, Term Loan
450,685
8.000%,  (LIBOR 3M +
3.000%), 6/2/2028
b
449,932
Packaging Coordinators Midco,
Inc., Term Loan
152,000
0.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b,d,e
148,282
Phoenix Newco, Inc., Term Loan
204,965
8.090%,  (LIBOR 1M +
3.250%), 11/15/2028
b
202,352
PRA Health Sciences, Inc., Term
Loan
117,545
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
117,154
Reynolds Consumer Products,
LLC, Term Loan
297,249
6.657%,  (LIBOR 1M +
1.750%), 2/4/2027
b,d,e
294,648
Select Medical Corporation, Term
Loan
250,000
7.350%,  (LIBOR 1M +
2.500%), 3/6/2025
b
248,688
Sotera Health Holdings, LLC, Term
Loan
177,600
0.000%,  (LIBOR 1M +
2.750%), 12/11/2026
b,d,e
170,718
Total 6,018,031
Energy (0.2%)
Buckeye Partners, LP, Term Loan
248,728
7.090%,  (LIBOR 1M +
2.250%), 11/1/2026
b
247,934
CQP Holdco, LP, Term Loan
498,534
8.659%,  (LIBOR 3M +
3.500%), 6/4/2028
b
494,112
GIP II Blue Holding, LP, Term Loan
143,926
9.659%,  (LIBOR 3M +
4.500%), 9/29/2028
b
142,846
GIP III Stetson I, LP, Term Loan
144,651
9.090%,  (LIBOR 1M +
4.250%), 7/18/2025
b
143,748
Oryx Midstream Services Permian
Basin, LLC, Term Loan
116,699
8.063%,  (LIBOR 3M +
3.250%), 10/5/2028
b
114,540
Total 1,143,180
Financials (0.5%)
Acrisure, LLC, Term Loan
233,795
8.340%,  (LIBOR 1M +
3.500%), 2/15/2027
b
225,806
Alliant Holdings Intermediate, LLC,
Term Loan
98,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,d,e
96,469
AmWINS Group, Inc., Term Loan
375,083
7.090%,  (LIBOR 1M +
2.250%), 2/19/2028
b
370,094

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (6.6%)
a
Value
Financials (0.5%) - continued
Asurion, LLC, Term Loan
$ 303,025
8.090%,  (LIBOR 1M +
3.250%), 12/23/2026
b
$ 280,407
169,762
8.090%,  (LIBOR 1M +
3.250%), 7/31/2027
b
155,332
Edelman Financial Engines Center,
LLC, Term Loan
102,478
8.590%,  (LIBOR 1M +
3.750%), 4/7/2028
b
98,556
First Eagle Holdings, Inc., Term
Loan
102,456
7.659%,  (LIBOR 3M +
2.500%), 2/2/2027
b
99,191
FleetCor Technologies Operating
Company, LLC, Term  Loan
199,983
6.590%,  (LIBOR 1M +
1.750%), 4/30/2028
b
198,533
Focus Financial Partners, LLC,
Term Loan
169,000
0.000%,  (TSFR1M +
3.250%), 6/30/2028
b,d,e
167,075
Howden Group Holdings, Ltd.,
Term Loan
102,476
8.125%,  (LIBOR 1M +
3.250%), 11/12/2027
b
101,104
HUB International, Ltd., Term Loan
423,775
7.818%,  (LIBOR 3M +
3.000%), 4/25/2025
b
422,025
Hudson River Trading, LLC, Term
Loan
107,452
7.922%,  (TSFR1M +
3.000%), 3/18/2028
b
100,199
Jane Street Group, LLC, Term
Loan
199,977
7.590%,  (LIBOR 1M +
2.750%), 1/26/2028
b
196,377
Sedgwick Claims Management
Services, Inc., Term Loan
171,500
8.557%,  (TSFR1M +
3.750%), 2/24/2028
b
169,106
Trans Union, LLC, Term Loan
331,628
7.090%,  (LIBOR 1M +
2.250%), 12/1/2028
b
328,587
USI, Inc./NY, Term Loan
370,140
8.648%,  (TSFR1M +
3.750%), 11/22/2029
b
368,356
VFH Parent, LLC, Term Loan
150,480
7.859%,  (TSFR1M +
3.000%), 1/13/2029
b
144,696
Total 3,521,913
Technology (1.4%)
Amentum Government Services
Holdings, LLC, Term  Loan
248,747
8.940%,  (TSFR1M +
4.000%), 2/15/2029
b
242,633
AthenaHealth Group, Inc., Delayed
Draw
59,030
3.500%,  (LIBOR 1M +
3.500%), 2/15/2029
b,d,e
55,193
AthenaHealth Group, Inc., Term
Loan
480,516
8.259%,  (PRIME + 3.500%),
2/15/2029
b
449,283
Principal
Amount Bank Loans (6.6%)
a
Value
Technology (1.4%) - continued
Boxer Parent Company, Inc., Term
Loan
$ 379,770
8.590%,  (LIBOR 1M +
3.750%), 10/2/2025
b
$ 374,430
Central Parent, Inc., Term Loan
444,885
9.148%,  (TSFR3M +
4.250%), 7/6/2029
b
442,919
Cloud Software Group, Inc., Term
Loan
269,000
9.498%,  (TSFR3M +
4.500%), 3/30/2029
b
243,894
Coherent Corporation, Term Loan
239,554
7.385%,  (LIBOR 3M +
2.750%), 7/1/2029
b
236,859
CommScope, Inc., Term Loan
453,258
8.090%,  (LIBOR 1M +
3.250%), 4/4/2026
b
435,128
CoreLogic, Inc., Term Loan
200,491
8.375%,  (LIBOR 1M +
3.500%), 6/2/2028
b
170,490
Cornerstone OnDemand, Inc.,
Term Loan
272,623
8.590%,  (LIBOR 1M +
3.750%), 10/15/2028
b
250,813
Dcert Buyer, Inc., Term Loan
302,441
8.827%,  (LIBOR 6M +
4.000%), 10/16/2026
b
295,542
Dun & Bradstreet Corporation,
Term Loan
297,436
8.095%,  (LIBOR 1M +
3.250%), 2/8/2026
b
296,567
Entegris, Inc., Term Loan
245,000
7.623%,  (TSFR1M +
2.750%), 7/6/2029
b
244,897
Gen Digital, Inc., Term Loan
300,309
6.907%,  (TSFR1M +
2.000%), 9/12/2029
b
296,931
Genesys Cloud Services Holdings
II, LLC, Term Loan
249,364
8.840%,  (LIBOR 1M +
4.000%), 12/1/2027
b
245,272
Hyland Software, Inc., Term Loan
79,583
8.340%,  (LIBOR 1M +
3.500%), 7/1/2024
b
78,566
Informatica, LLC, Term Loan
248,744
7.625%,  (LIBOR 1M +
2.750%), 10/29/2028
b
246,463
Ingram Micro, Inc., Term Loan
248,734
8.659%,  (LIBOR 3M +
3.500%), 7/2/2028
b
246,558
Magenta Buyer, LLC, Term Loan
268,321
9.580%,  (LIBOR 3M +
4.750%), 7/27/2028
b
220,310
McAfee Corporation, Term Loan
511,424
8.515%,  (TSFR1M +
3.750%), 3/1/2029
b
479,460
Mitchell International, Inc., Term
Loan
312,422
8.502%,  (LIBOR 1M +
3.750%), 10/15/2028
b
294,742
MKS Instruments, Inc., Term Loan
448,745
7.609%,  (TSFR1M +
2.750%), 8/17/2029
b
445,752

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (6.6%)
a
Value
Technology (1.4%) - continued
Open Text Corporation, Term Loan
$ 386,000
8.407%,  (TSFR1M +
3.500%), 1/31/2030
b
$ 384,471
Peraton Corporation, Term Loan
774,973
8.590%,  (LIBOR 1M +
3.750%), 2/1/2028
b
763,673
Polaris Newco, LLC, Term Loan
448,722
9.159%,  (LIBOR 3M +
4.000%), 6/4/2028
b
408,212
Proofpoint, Inc., Term Loan
331,322
8.090%,  (LIBOR 1M +
3.250%), 8/31/2028
b
323,314
RealPage, Inc., Term Loan
253,712
7.840%,  (LIBOR 1M +
3.000%), 4/22/2028
b
245,664
SS&C Technologies, Inc., Term
Loan
84,685
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
84,391
72,228
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
71,977
77,163
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
76,922
Tempo Acquisition, LLC, Term
Loan
243,766
7.807%,  (TSFR1M +
3.000%), 8/31/2028
b
243,259
UKG, Inc., Term Loan
531,310
8.032%,  (LIBOR 2M +
3.250%), 5/3/2026
b
516,949
Verscend Holding Corporation,
Term Loan
365,142
8.840%,  (LIBOR 1M +
4.000%), 8/27/2025
b
364,306
Total 9,775,840
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
602,577
9.558%,  (LIBOR 3M +
4.750%), 4/20/2028
b
611,031
Air Canada, Term Loan
473,986
8.369%,  (LIBOR 3M +
3.500%), 8/11/2028
b
472,062
Brown Group Holding, LLC, Term
Loan
199,913
7.407%,  (LIBOR 1M +
2.500%), 6/7/2028
b
197,914
Genesee & Wyoming, Inc., Term
Loan
248,568
6.998%,  (LIBOR 3M +
2.000%), 12/30/2026
b
246,574
SkyMiles IP, Ltd., Term Loan
502,570
8.558%,  (LIBOR 3M +
3.750%), 10/20/2027
b
520,100
United Airlines, Inc., Term Loan
712,166
8.568%,  (LIBOR 3M +
3.750%), 4/21/2028
b
705,935
XPO, Inc., Term Loan
250,000
6.451%,  (LIBOR 1M +
1.750%), 2/23/2025
b
249,312
Total 3,002,928
Principal
Amount Bank Loans (6.6%)
a
Value
Utilities (0.1%)
PG&E Corporation, Term Loan
$ 365,958
7.875%,  (LIBOR 1M +
3.000%), 6/23/2025
b
$ 364,359
Total 364,359
Total Bank Loans
(cost $46,173,164) 45,787,051
Principal
Amount Long-Term Fixed Income ( 62.4% ) Value
Asset-Backed Securities (6.1%)
510 Asset Backed Trust
600,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
517,877
924,191
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
838,150
550,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
476,669
522 Funding CLO, Ltd.
1,000,000
7.208%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
961,467
720 East CLO I, Ltd.
1,100,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
1,072,862
Affirm Asset Securitization Trust
700,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
666,505
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
646,833
Amur Equipment Finance
Receivables XI, LLC
700,000
5.300%,  6/21/2028, Ser.
2022-2A, Class A2
f
696,907
Anchorage Capital CLO 21, Ltd.
875,000
7.208%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
831,904
Ares XL CLO, Ltd.
825,000
7.592%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
764,908
Babson CLO, Ltd.
1,780,000
7.708%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
1,675,932
Bankers Healthcare Group
Securitization Trust
556,587
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
551,804
Barings CLO, Ltd.
400,000
7.958%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
369,036
Benefit Street Partners CLO II, Ltd.
750,000
6.692%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
723,418
Benefit Street Partners CLO, Ltd.
400,000
6.942%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
377,347

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Asset-Backed Securities (6.1%) - continued
Business Jet Securities, LLC
$ 151,895
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
$ 143,982
888,667
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
855,937
CarVal CLO VII-C, Ltd.
750,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,f
749,164
CarVal CLO VIII-C, Ltd.
750,000
7.045%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
752,034
CarVal CLO, Ltd.
1,250,000
8.354%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
1,190,811
Dewolf Park CLO, Ltd.
700,000
7.642%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
641,977
Dryden 36 Senior Loan Fund
750,000
6.842%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
719,503
FirstKey Homes Trust
900,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
807,820
Galaxy XIX CLO, Ltd.
350,000
6.666%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
322,831
Harley Marine Financing, LLC
1,146,788
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,107,840
Invesco US CLO, Ltd.
650,000
7.620%,  (TSFR3M +
2.750%), 4/22/2035, Ser.
2023-1A, Class B
b,f
651,789
Longfellow Place CLO, Ltd.
1,550,000
7.092%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,503,624
Madison Park Funding XVIII, Ltd.
500,000
6.715%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
472,230
Madison Park Funding XXI, Ltd.
850,000
6.992%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
811,790
Mountain View CLO, Ltd.
230,000
7.142%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
220,382
Neuberger Berman CLO, Ltd.
1,225,000
7.792%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,127,733
OCP CLO, Ltd.
925,000
6.792%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
861,246
Principal
Amount Long-Term Fixed Income (62.4%) Value
Asset-Backed Securities (6.1%) - continued
OZLM VIII, Ltd.
$ 1,000,000
6.442%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
$ 968,651
Pagaya AI Technology in Housing
Trust
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
1,044,572
PPM CLO 6, Ltd.
1,000,000
9.075%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
970,589
Pretium Mortgage Credit Partners,
LLC
1,250,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
1,102,936
950,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
790,275
1,000,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
824,341
Progress Residential Trust
1,500,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
1,380,255
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
431,548
Saxon Asset Securities Trust
399,056
2.738%,  8/25/2035, Ser.
2004-2, Class MF2
b
346,618
Sculptor CLO, Ltd.
625,000
7.208%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
581,436
Stratus CLO, Ltd.
950,000
7.248%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
950,975
TCI-Flatiron CLO, Ltd.
1,700,000
6.758%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
1,591,395
Upstart Securitization Trust
800,000
6.590%,  2/20/2033, Ser.
2023-1, Class A
f
796,859
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
229,119
Vericrest Opportunity Loan
Transferee
950,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
853,602
1,150,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,051,181
790,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
685,483
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
189,316
1,250,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,125,196
275,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
231,496

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Asset-Backed Securities (6.1%) - continued
Whitebox CLO III, Ltd.
$ 725,000
6.992%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
$ 690,392
Whitebox CLO IV, Ltd.
800,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
797,113
Wind River CLO, Ltd.
725,000
6.808%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
674,821
Total 42,420,481
Basic Materials (1.1%)
Alcoa Nederland Holding BV
275,000 5.500%,  12/15/2027
f
271,568
Anglo American Capital plc
70,000 3.875%,  3/16/2029
f
64,376
ATI, Inc., Convertible
180,000 3.500%,  6/15/2025 466,470
Cascades, Inc./Cascades USA,
Inc.
210,000 5.125%,  1/15/2026
f
197,384
Chemours Company
290,000 5.750%,  11/15/2028
f
258,892
Cleveland-Cliffs, Inc.
250,000 5.875%,  6/1/2027 247,500
160,000 4.625%,  3/1/2029
f
146,821
Consolidated Energy Finance SA
483,000 5.625%,  10/15/2028
f
415,477
Ecolab, Inc.
119,000 2.125%,  2/1/2032
h
99,344
First Quantum Minerals, Ltd.
513,000 6.875%,  10/15/2027
f
494,548
Freeport-McMoRan, Inc.
283,000 4.625%,  8/1/2030 267,307
Glencore Funding, LLC
147,000 4.000%,  3/27/2027
f
141,548
Hecla Mining Company
120,000 7.250%,  2/15/2028 121,201
Hudbay Minerals, Inc.
280,000 4.500%,  4/1/2026
f
258,568
International Flavors and
Fragrances, Inc.
133,000 1.230%,  10/1/2025
f
118,953
Mercer International, Inc.
119,000 5.125%,  2/1/2029 101,908
Methanex Corporation
274,000 4.250%,  12/1/2024 264,860
Mosaic Company
171,000 4.050%,  11/15/2027 165,013
Novelis Corporation
110,000 3.250%,  11/15/2026
f
100,525
160,000 4.750%,  1/30/2030
f
147,007
110,000 3.875%,  8/15/2031
f
92,646
Nutrien, Ltd.
188,000 4.000%,  12/15/2026 181,574
OCI NV
108,000 4.625%,  10/15/2025
f
102,505
Olin Corporation
500,000 5.125%,  9/15/2027 479,543
Principal
Amount Long-Term Fixed Income (62.4%) Value
Basic Materials (1.1%) - continued
Peabody Energy Corporation,
Convertible
$ 175,000 3.250%,  3/1/2028 $ 265,738
SCIL IV, LLC/SCIL USA Holdings,
LLC
297,000 5.375%,  11/1/2026
f
271,321
Sherwin-Williams Company
93,000 4.250%,  8/8/2025 91,960
SK Invictus Intermediate II SARL
237,000 5.000%,  10/30/2029
f
196,767
SPCM SA
286,000 3.375%,  3/15/2030
f
235,929
SunCoke Energy, Inc.
309,000 4.875%,  6/30/2029
f
269,034
Taseko Mines, Ltd.
211,000 7.000%,  2/15/2026
f
191,430
Unifrax Escrow Issuer Corporation
261,000 5.250%,  9/30/2028
f
208,553
United States Steel Corporation
303,000 6.875%,  3/1/2029 303,000
United States Steel Corporation,
Convertible
209,000 5.000%,  11/1/2026 424,897
Westlake Corporation
98,000 3.600%,  8/15/2026 93,660
Total 7,757,827
Capital Goods (2.3%)
Advanced Drainage Systems, Inc.
300,000 6.375%,  6/15/2030
f
293,951
AECOM
450,000 5.125%,  3/15/2027 445,756
Amphenol Corporation
83,000 4.750%,  3/30/2026 83,326
Amsted Industries, Inc.
315,000 5.625%,  7/1/2027
f
306,337
ARD Finance SA
93,000 6.500%,  6/30/2027
f
71,136
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
295,000 5.250%,  8/15/2027
f
232,588
116,000 5.250%,  8/15/2027
f
91,458
Boeing Company
255,000 4.875%,  5/1/2025 254,512
166,000 2.196%,  2/4/2026 154,021
147,000 3.250%,  3/1/2028 135,634
196,000 5.150%,  5/1/2030 197,225
Bombardier, Inc.
176,000 7.125%,  6/15/2026
f
176,634
347,000 7.875%,  4/15/2027
f,h
351,278
245,000 6.000%,  2/15/2028
f
238,570
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
f
171,309
Canpack SA/Canpack US, LLC
390,000 3.125%,  11/1/2025
f
354,424
Carrier Global Corporation
147,000 2.722%,  2/15/2030 128,607
Caterpillar Financial Services
Corporation
83,000 4.800%,  1/6/2026 84,363
Chart Industries, Inc.
289,000 7.500%,  1/1/2030
f
298,601

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Capital Goods (2.3%) - continued
Chart Industries, Inc., Convertible
$ 202,000 1.000%,  11/15/2024 $ 435,613
Clean Harbors, Inc.
381,000 6.375%,  2/1/2031
f
388,717
Clydesdale Acquisition Holdings,
Inc.
39,000 6.625%,  4/15/2029
f
37,538
79,000 8.750%,  4/15/2030
f
71,790
CNH Industrial Capital, LLC
67,000 1.950%,  7/2/2023 66,351
Cornerstone Building Brands, Inc.
202,000 6.125%,  1/15/2029
f
144,209
Covanta Holding Corporation
180,000 4.875%,  12/1/2029
f
160,153
CP Atlas Buyer, Inc.
250,000 7.000%,  12/1/2028
f,h
185,653
Crown Cork & Seal Company, Inc.
244,000 7.375%,  12/15/2026 257,830
General Electric Company
24,000
8.196%,  (LIBOR 3M +
3.330%), 6/15/2023
b,i
23,976
GFL Environmental, Inc.
233,000 4.000%,  8/1/2028
f
211,697
383,000 3.500%,  9/1/2028
f
346,615
Greenbrier Companies, Inc.,
Convertible
303,000 2.875%,  4/15/2028 257,096
H&E Equipment Services, Inc.
486,000 3.875%,  12/15/2028
f
425,899
Herc Holdings, Inc.
260,000 5.500%,  7/15/2027
f
250,900
Howmet Aerospace, Inc.
146,000 6.875%,  5/1/2025 151,563
628,000 3.000%,  1/15/2029 556,785
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 137,582
JELD-WEN, Inc.
118,000 4.625%,  12/15/2025
f
109,445
John Deere Capital Corporation
82,000 4.750%,  1/20/2028 83,722
184,000 2.800%,  7/18/2029 168,116
91,000 3.900%,  6/7/2032 87,681
Kaman Corporation, Convertible
116,000 3.250%,  5/1/2024 109,388
KBR, Inc., Convertible
340,000 2.500%,  11/1/2023 738,310
Mauser Packaging Solutions
Holding Company
290,000 9.250%,  4/15/2027
f
267,957
MIWD Holdco II, LLC
158,000 5.500%,  2/1/2030
f
133,510
Mueller Water Products, Inc.
161,000 4.000%,  6/15/2029
f
143,817
Nesco Holdings II, Inc.
295,000 5.500%,  4/15/2029
f
266,881
New Enterprise Stone and Lime
Company, Inc.
370,000 5.250%,  7/15/2028
f
327,041
Northrop Grumman Corporation
42,000 4.700%,  3/15/2033 42,427
OI European Group BV
335,000 4.750%,  2/15/2030
f
306,525
Principal
Amount Long-Term Fixed Income (62.4%) Value
Capital Goods (2.3%) - continued
Otis Worldwide Corporation
$ 122,000 2.056%,  4/5/2025 $ 115,171
Owens-Brockway Glass Container,
Inc.
114,000 5.875%,  8/15/2023
f
113,726
Pactiv Evergreen Group
225,000 4.375%,  10/15/2028
f
196,691
Parker-Hannifin Corporation
87,000 2.700%,  6/14/2024 84,541
Patrick Industries, Inc., Convertible
260,000 1.750%,  12/1/2028 234,780
PGT Innovations, Inc.
298,000 4.375%,  10/1/2029
f
269,288
Raytheon Technologies
Corporation
202,000 4.125%,  11/16/2028 199,095
Republic Services, Inc.
79,000 3.950%,  5/15/2028 76,808
Roller Bearing Company of
America, Inc.
217,000 4.375%,  10/15/2029
f
193,761
Sealed Air Corporation
241,000 6.125%,  2/1/2028
f
243,688
Silgan Holdings, Inc.
116,000 4.125%,  2/1/2028 109,179
SRM Escrow Issuer, LLC
435,000 6.000%,  11/1/2028
f
408,356
Textron, Inc.
147,000 3.650%,  3/15/2027 140,462
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
125,000 7.750%,  4/15/2026
f
104,688
TransDigm, Inc.
267,000 6.250%,  3/15/2026
f
267,243
820,000 5.500%,  11/15/2027 773,189
Triumph Group, Inc.
155,000 9.000%,  3/15/2028
f
155,163
United Rentals North America, Inc.
340,000 4.875%,  1/15/2028 325,125
240,000 4.000%,  7/15/2030 215,647
Waste Connections, Inc.
46,000 3.200%,  6/1/2032 40,987
Waste Pro USA, Inc.
140,000 5.500%,  2/15/2026
f
128,753
WESCO Distribution, Inc.
400,000 7.250%,  6/15/2028
f
410,720
Total 15,771,578
Collateralized Mortgage Obligations (3.9%)
Alternative Loan Trust
381,308
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 220,629
Banc of America Alternative Loan
Trust
814,022
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 703,385
Banc of America Mortgage
Securities Trust
328,848
3.871%,  9/25/2035, Ser.
2005-H, Class 3A1
b
289,918

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Collateralized Mortgage Obligations (3.9%) -
continued
Bear Stearns Adjustable Rate
Mortgage Trust
$ 25,047
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
$ 23,184
CAFL Issuer, LLC
950,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
867,644
CHL Mortgage Pass-Through Trust
336,125
3.487%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
310,573
738,105
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 414,885
CHNGE Mortgage Trust
1,090,007
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
1,016,371
1,118,813
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
1,087,116
627,232
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
610,643
721,213
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
713,428
Citigroup Mortgage Loan Trust,
Inc.
285,592
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 257,280
54,737
2.947%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
52,285
780,991
4.077%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
655,012
Countrywide Alternative Loan Trust
377,908
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 323,517
184,926
3.171%,  10/25/2035, Ser.
2005-43, Class 4A1
b
147,608
142,821
3.568%,  10/25/2035, Ser.
2005-43, Class 1A1
b
122,213
206,369
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 163,986
Countrywide Home Loan
Mortgage Pass Through Trust
275,493
3.508%,  11/25/2035, Ser.
2005-22, Class 2A1
b
211,140
Credit Suisse Mortgage Trust
598,306
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
591,234
410,117
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
343,917
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
581,103
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 519,022
Federal Home Loan Mortgage
Corporation
1,398,621
3.500%,  8/15/2035, Ser.
345, Class C8
j
152,813
Federal Home Loan Mortgage
Corporation - REMIC
1,531,404
4.000%,  1/25/2051, Ser.
5249, Class LA 1,491,746
4,335,365
1.500%,  12/25/2050, Ser.
5107, Class IO
j
391,643
174,026
2.500%,  5/15/2027, Ser.
4106, Class HI
j
4,215
Principal
Amount Long-Term Fixed Income (62.4%) Value
Collateralized Mortgage Obligations (3.9%) -
continued
$ 789,284
3.000%,  5/15/2027, Ser.
4046, Class GI
j
$ 28,575
680,723
3.000%,  7/15/2027, Ser.
4084, Class NI
j
28,225
1,059,500
3.000%,  7/15/2027, Ser.
4074, Class IO
j
45,788
332,708
2.500%,  2/15/2028, Ser.
4162, Class AI
j
13,522
733,870
2.500%,  2/15/2028, Ser.
4161, Class UI
j
29,329
1,091,772
2.500%,  3/15/2028, Ser.
4177, Class EI
j
46,007
1,123,531
3.500%,  10/15/2032, Ser.
4119, Class KI
j
115,372
719,563
3.000%,  2/15/2033, Ser.
4170, Class IG
j
64,759
1,370,015
3.000%,  4/15/2033, Ser.
4203, Class DI
j
76,960
Federal National Mortgage
Association - REMIC
1,060,685
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,045,514
2,326,528
4.000%,  7/25/2052, Ser.
2022-37, Class PE 2,254,111
1,277,114
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
47,506
870,587
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
33,404
1,520,367
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
46,847
862,907
3.500%,  9/25/2027, Ser.
2012-98, Class YI
j
36,754
2,396,829
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
108,498
1,191,957
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
44,267
636,892
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
24,762
1,618,159
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
59,832
482,516
2.500%,  2/25/2028, Ser.
2013-46, Class CI
j
15,796
886,380
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
38,947
329,644
3.000%,  4/25/2028, Ser.
2013-30, Class DI
j
15,258
1,103,532
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
36,273
1,084,939
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
98,029
1,040,223
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,029,068
First Horizon Alternative Mortgage
Securities Trust
127,734
4.048%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
114,952
135,556
4.800%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
119,825
Flagstar Mortgage Trust
409,872
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
359,484
GCAT Trust
500,465
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
482,374

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Collateralized Mortgage Obligations (3.9%) -
continued
Genworth Mortgage Insurance
Corporation
$ 527,923
6.460%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
$ 523,791
GMAC Mortgage Corporation
Loan Trust
201,228
3.179%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
174,041
Government National Mortgage
Association
214,344
4.000%,  1/16/2027, Ser.
2012-3, Class IO
j
7,088
Home RE, Ltd.
850,000
8.060%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
855,348
IndyMac IMJA Mortgage Loan
Trust
560,685
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 263,755
J.P. Morgan Mortgage Trust
528,116
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
419,173
68,302
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 68,955
321,010
4.063%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
245,197
Merrill Lynch Alternative Note
Asset Trust
507,273
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 206,454
MortgageIT Trust
1,314,715
5.305%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,045,659
Preston Ridge Partners Mortgage
Trust, LLC
325,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
271,205
Radnor Re, Ltd.
775,000
8.234%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
783,861
Residential Accredit Loans, Inc.
Trust
354,979
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 299,010
222,472
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 171,838
222,245
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 179,614
Residential Asset Securitization
Trust
276,501
2.860%,  1/25/2034, Ser.
2004-IP1, Class A1
b
250,492
Residential Funding Mortgage
Security I Trust
491,432
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 381,016
ROC Securities Trust Series
900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
853,480
Principal
Amount Long-Term Fixed Income (62.4%) Value
Collateralized Mortgage Obligations (3.9%) -
continued
Sequoia Mortgage Trust
$ 420,631
3.183%,  9/20/2046, Ser.
2007-1, Class 4A1
b
$ 281,889
Structured Adjustable Rate
Mortgage Loan Trust
157,662
3.696%,  7/25/2035, Ser.
2005-15, Class 4A1
b
131,055
Verus Securitization Trust
923,618
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
774,913
643,195
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
639,566
WaMu Mortgage Pass-Through
Certificates
150,884
2.422%,  5/25/2033, Ser.
2003-AR4, Class A7
b
141,103
Washington Mutual Mortgage
Pass-Through Certificates
267,779
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 220,051
Total 27,333,999
Commercial Mortgage-Backed Securities (0.6%)
BANK 2021-BNK37
900,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
742,451
BANK5 2023-5YR1
1,000,000
6.412%,  3/15/2056, Ser.
2023-5YR1, Class AS
b,c,e
1,006,950
BBCMS Mortgage Trust
1,260,670
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
54,545
3,995,671
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
326,318
BFLD Trust
950,000
6.384%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
837,260
SCOTT Trust
650,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
657,641
Silver Hill Trust
339,282
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
321,552
Total 3,946,717
Communications Services (2.6%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
261,000 10.500%,  2/15/2028
f
142,897
Altice Financing SA
130,000 5.750%,  8/15/2029
f
103,350
Altice France SA/France
135,000 8.125%,  2/1/2027
f
124,969
156,000 5.125%,  7/15/2029
f
117,390
359,000 5.500%,  10/15/2029
f
274,511
AMC Networks, Inc.
120,000 5.000%,  4/1/2024 118,361
371,000 4.250%,  2/15/2029 228,094
American Tower Corporation
96,000 3.375%,  5/15/2024 93,968
161,000 4.400%,  2/15/2026 158,719
96,000 1.450%,  9/15/2026 85,347

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Communications Services (2.6%) - continued
$ 127,000 5.500%,  3/15/2028 $ 129,481
126,000 3.800%,  8/15/2029 117,097
AT&T, Inc.
288,000 4.300%,  2/15/2030 279,856
Cable One, Inc., Convertible
434,000 1.125%,  3/15/2028 317,254
CCO Holdings, LLC/CCO Holdings
Capital Corporation
285,000 5.500%,  5/1/2026
f
277,162
460,000 5.125%,  5/1/2027
f
434,700
195,000 5.000%,  2/1/2028
f
179,887
460,000 4.750%,  3/1/2030
f
398,542
224,000 4.250%,  2/1/2031
f
183,156
329,000 4.750%,  2/1/2032
f
276,311
250,000 4.250%,  1/15/2034
f
195,530
Cengage Learning, Inc.
202,000 9.500%,  6/15/2024
f
195,304
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
145,000 4.500%,  2/1/2024 143,548
104,000 4.908%,  7/23/2025 102,962
147,000 5.050%,  3/30/2029 141,836
Clear Channel Worldwide
Holdings, Inc.
239,000 5.125%,  8/15/2027
f
214,502
Comcast Corporation
180,000 5.250%,  11/7/2025 183,920
97,000 2.350%,  1/15/2027 90,354
210,000 3.400%,  4/1/2030 196,336
Connect Finco SARL/Connect US
Finco, LLC
149,000 6.750%,  10/1/2026
f
140,060
Consolidated Communications,
Inc.
242,000 5.000%,  10/1/2028
f
164,388
Crown Castle International
Corporation
133,000 2.900%,  3/15/2027 123,436
CSC Holdings, LLC
540,000 5.375%,  2/1/2028
f
442,401
253,000 6.500%,  2/1/2029
f
210,120
224,000 4.125%,  12/1/2030
f
160,875
Deutsche Telekom International
Finance BV
244,000 8.750%,  6/15/2030 298,214
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
350,000 5.875%,  8/15/2027
f
316,995
DISH DBS Corporation
99,000 5.875%,  11/15/2024 88,274
136,000 5.250%,  12/1/2026
f
108,514
101,000 7.375%,  7/1/2028 57,637
184,000 5.750%,  12/1/2028
f
137,310
152,000 5.125%,  6/1/2029 80,940
DISH Network Corporation
137,000 11.750%,  11/15/2027
f
132,890
Frontier Communications
Holdings, LLC
322,000 5.875%,  10/15/2027
f
292,730
116,000 6.750%,  5/1/2029
f
91,930
73,000 8.750%,  5/15/2030
f
72,709
Principal
Amount Long-Term Fixed Income (62.4%) Value
Communications Services (2.6%) - continued
GCI, LLC
$ 290,000 4.750%,  10/15/2028
f
$ 250,192
Gray Escrow II, Inc.
514,000 5.375%,  11/15/2031
f
341,296
Gray Television, Inc.
270,000 4.750%,  10/15/2030
f
179,192
Hughes Satellite Systems
Corporation
150,000 6.625%,  8/1/2026 142,026
Iliad Holding SASU
356,000 6.500%,  10/15/2026
f
339,275
Lamar Media Corporation
213,000 3.750%,  2/15/2028 196,535
154,000 3.625%,  1/15/2031 132,440
LCPR Senior Secured Financing
DAC
225,000 6.750%,  10/15/2027
f
212,512
Level 3 Financing, Inc.
138,000 10.500%,  5/15/2030
f
131,790
324,000 4.625%,  9/15/2027
f
194,805
285,000 4.250%,  7/1/2028
f
160,797
Magallanes, Inc.
87,000 3.638%,  3/15/2025
f
84,036
230,000 4.054%,  3/15/2029
f
213,931
Meta Platforms, Inc.
92,000 3.500%,  8/15/2027 88,855
Netflix, Inc.
233,000 5.875%,  2/15/2025 237,660
190,000 4.875%,  4/15/2028 189,050
News Corporation
276,000 3.875%,  5/15/2029
f
245,295
NTT Finance Corporation
117,000 1.162%,  4/3/2026
f
105,703
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
120,000 6.250%,  6/15/2025
f
119,398
Paramount Global
125,000 6.375%,  3/30/2062
b
99,062
79,000 4.750%,  5/15/2025 78,025
Playtika Holding Corporation
248,000 4.250%,  3/15/2029
f
206,460
Radiate Holdco, LLC/Radiate
Finance, Inc.
155,000 6.500%,  9/15/2028
f
63,550
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
b,f
43,875
Scripps Escrow II, Inc.
111,000 3.875%,  1/15/2029
f
87,098
Sirius XM Radio, Inc.
375,000 5.000%,  8/1/2027
f
351,079
200,000 4.000%,  7/15/2028
f
171,788
Sprint Capital Corporation
464,000 6.875%,  11/15/2028 498,582
431,000 8.750%,  3/15/2032 524,742
Sprint Corporation
447,000 7.625%,  2/15/2025 463,524
Take-Two Interactive Software, Inc.
183,000 3.300%,  3/28/2024 178,990
TEGNA, Inc.
418,000 4.625%,  3/15/2028 364,705
Telecom Italia Capital SA
88,000 6.000%,  9/30/2034 75,460

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Communications Services (2.6%) - continued
Telecom Italia SPA
$ 120,000 5.303%,  5/30/2024
f
$ 117,600
Telesat Canada/Telesat, LLC
150,000 4.875%,  6/1/2027
f
77,706
55,000 6.500%,  10/15/2027
f
17,050
T-Mobile USA, Inc.
113,000 3.500%,  4/15/2025 109,861
170,000 4.950%,  3/15/2028 171,625
40,000 2.875%,  2/15/2031 34,506
United States Cellular Corporation
250,000 6.700%,  12/15/2033 217,500
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
366,000 4.750%,  4/15/2028
f
282,892
Univision Communications, Inc.
398,000 6.625%,  6/1/2027
f
377,384
Verizon Communications, Inc.
161,000 2.100%,  3/22/2028 143,422
147,000 3.150%,  3/22/2030 133,904
221,000 2.550%,  3/21/2031 188,268
194,000 2.355%,  3/15/2032 159,157
Vodafone Group plc
220,000 7.000%,  4/4/2079
b
219,003
VTR Finance NV
190,000 6.375%,  7/15/2028
f
76,475
VZ Secured Financing BV
398,000 5.000%,  1/15/2032
f
324,655
Walt Disney Company
80,000 3.800%,  3/22/2030 77,128
WMG Acquisition Corporation
57,000 3.750%,  12/1/2029
f
50,481
77,000 3.875%,  7/15/2030
f
67,608
192,000 3.000%,  2/15/2031
f,h
160,516
YPSO Finance BIS SA
122,000 10.500%,  5/15/2027
f
93,330
Total 18,296,566
Consumer Cyclical (3.9%)
1011778 B.C., ULC/New Red
Finance, Inc.
440,000 4.375%,  1/15/2028
f
406,186
Adient Global Holdings, Ltd.
157,000 4.875%,  8/15/2026
f
151,309
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
150,000 6.625%,  7/15/2026
f
144,151
135,000 6.000%,  6/1/2029
f
100,772
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
410,000 4.625%,  6/1/2028
f
346,962
Allison Transmission, Inc.
410,000 3.750%,  1/30/2031
f
349,804
Amazon.com, Inc.
98,000 1.500%,  6/3/2030 81,471
175,000 4.700%,  12/1/2032 179,370
American Axle & Manufacturing,
Inc.
480,000 6.500%,  4/1/2027
h
441,600
Arko Corporation
185,000 5.125%,  11/15/2029
f
153,122
Principal
Amount Long-Term Fixed Income (62.4%) Value
Consumer Cyclical (3.9%) - continued
Ashton Woods USA, LLC/Ashton
Woods Finance Company
$ 180,000 4.625%,  8/1/2029
f
$ 145,800
106,000 4.625%,  4/1/2030
f
87,277
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 79,712
Bloomin' Brands, Inc., Convertible
89,000 5.000%,  5/1/2025 201,362
Booking Holdings, Inc.,
Convertible
97,000 0.750%,  5/1/2025 145,248
Boyd Gaming Corporation
270,000 4.750%,  6/15/2031
f
245,214
Boyne USA, Inc.
210,000 4.750%,  5/15/2029
f
187,483
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
290,000 6.250%,  9/15/2027
f
254,902
Burlington Stores, Inc., Convertible
424,000 2.250%,  4/15/2025
h
486,805
Caesars Entertainment, Inc.
426,000 6.250%,  7/1/2025
f
426,020
145,000 8.125%,  7/1/2027
f
147,900
298,000 4.625%,  10/15/2029
f
260,601
Carnival Corporation
244,000 10.500%,  2/1/2026
f
254,228
152,000 7.625%,  3/1/2026
f,h
138,700
427,000 5.750%,  3/1/2027
f
350,281
112,000 4.000%,  8/1/2028
f
96,413
Cedar Fair, LP
276,000 5.250%,  7/15/2029 257,315
Churchill Downs, Inc.
185,000 4.750%,  1/15/2028
f
173,239
Cinemark USA, Inc.
389,000 5.875%,  3/15/2026
f,h
366,920
Clarios Global, LP/Clarios US
Finance Company
140,000 8.500%,  5/15/2027
f,h
140,525
Cracker Barrel Old Country Store,
Inc., Convertible
174,000 0.625%,  6/15/2026 156,165
D.R. Horton, Inc.
56,000 2.600%,  10/15/2025 52,380
Daimler Finance North America,
LLC
150,000 1.450%,  3/2/2026
f
137,085
Dana, Inc.
305,000 5.625%,  6/15/2028
h
286,430
Expedia Group, Inc.
146,000 3.250%,  2/15/2030 126,523
Expedia Group, Inc., Convertible
497,000 Zero Coupon,  2/15/2026 444,942
Ford Motor Company
445,000 3.250%,  2/12/2032 349,751
251,000 6.100%,  8/19/2032 243,233
Ford Motor Company, Convertible
669,000 Zero Coupon,  3/15/2026 668,331
Ford Motor Credit Company, LLC
290,000 2.300%,  2/10/2025 268,765
720,000 4.134%,  8/4/2025 684,912
580,000 2.700%,  8/10/2026 516,194
168,000 2.900%,  2/10/2029 139,099

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Consumer Cyclical (3.9%) - continued
$ 200,000 7.350%,  3/6/2030 $ 205,500
Forestar Group, Inc.
185,000 3.850%,  5/15/2026
f
166,436
FTI Consulting, Inc., Convertible
375,000 2.000%,  8/15/2023 730,312
General Motors Company
111,000 6.125%,  10/1/2025 113,096
147,000 6.800%,  10/1/2027 155,460
General Motors Financial
Company, Inc.
233,000 3.950%,  4/13/2024 229,532
83,000 1.200%,  10/15/2024 77,683
43,000 2.900%,  2/26/2025 41,039
111,000 2.750%,  6/20/2025 105,096
196,000 5.700%,  9/30/2030
b,i
168,687
Goodyear Tire & Rubber Company
185,000 5.000%,  7/15/2029
h
165,279
135,000 5.250%,  7/15/2031
h
116,604
Guitar Center Escrow Issuer II, Inc.
89,000 8.500%,  1/15/2026
f
78,097
Hanesbrands, Inc.
257,000 4.875%,  5/15/2026
f,h
243,507
Hilton Domestic Operating
Company, Inc.
495,000 4.875%,  1/15/2030 474,141
114,000 3.625%,  2/15/2032
f
96,187
Hilton Grand Vacations Borrower
Escrow, LLC
183,000 5.000%,  6/1/2029
f
162,538
Home Depot, Inc.
137,000 3.250%,  4/15/2032 125,027
Hyundai Capital America
57,000 5.500%,  3/30/2026
f
57,086
147,000 3.000%,  2/10/2027
f,h
134,828
94,000 2.100%,  9/15/2028
f
79,443
International Game Technology plc
347,000 5.250%,  1/15/2029
f
332,252
Jacobs Entertainment, Inc.
158,000 6.750%,  2/15/2029
f
138,041
KB Home
240,000 4.800%,  11/15/2029 219,600
Kohl's Corporation
81,000 3.375%,  5/1/2031 54,672
L Brands, Inc.
420,000 6.625%,  10/1/2030
f
409,450
100,000 6.875%,  11/1/2035 90,149
Lennar Corporation
58,000 5.875%,  11/15/2024 58,298
110,000 4.750%,  5/30/2025 108,330
Lowe's Companies, Inc.
144,000 4.000%,  4/15/2025 142,050
219,000 4.500%,  4/15/2030 216,420
Macy's Retail Holdings, LLC
270,000 5.875%,  4/1/2029
f
249,747
Marriott International, Inc./MD
83,000 4.900%,  4/15/2029 82,273
146,000 4.625%,  6/15/2030 141,746
Marriott Vacations Worldwide
Corporation, Convertible
334,000 Zero Coupon,  1/15/2026 323,312
264,000 3.250%,  12/15/2027
f
257,400
Mattamy Group Corporation
218,000 5.250%,  12/15/2027
f
205,193
Principal
Amount Long-Term Fixed Income (62.4%) Value
Consumer Cyclical (3.9%) - continued
MGM Resorts International
$ 575,000 5.750%,  6/15/2025 $ 573,615
Michaels Companies, Inc.
189,000 5.250%,  5/1/2028
f
157,521
NCL Corporation, Ltd.
105,000 3.625%,  12/15/2024
f
97,650
78,000 5.875%,  3/15/2026
f
66,384
301,000 5.875%,  2/15/2027
f
280,683
Nissan Motor Company, Ltd.
116,000 3.043%,  9/15/2023
f
114,265
101,000 3.522%,  9/17/2025
f
95,688
105,000 4.345%,  9/17/2027
f
99,063
131,000 4.810%,  9/17/2030
f
118,622
Nordstrom, Inc.
92,000 4.375%,  4/1/2030 71,254
130,000 4.250%,  8/1/2031 92,950
O'Reilly Automotive, Inc.
128,000 3.900%,  6/1/2029 122,018
PENN Entertainment, Inc.
270,000 4.125%,  7/1/2029
f
225,145
PetSmart, Inc./PetSmart Finance
Corporation
370,000 4.750%,  2/15/2028
f
347,338
260,000 7.750%,  2/15/2029
f
255,219
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
480,000 5.750%,  4/15/2026
f
476,400
213,000 6.250%,  1/15/2028
f
199,155
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
350,000 5.750%,  1/15/2029
f
261,961
Royal Caribbean Cruises, Ltd.
118,000 11.500%,  6/1/2025
f
125,820
403,000 4.250%,  7/1/2026
f
361,693
282,000 9.250%,  1/15/2029
f
299,625
92,000 7.250%,  1/15/2030
f
92,575
Scientific Games International, Inc.
350,000 7.250%,  11/15/2029
f
350,676
33,000 6.625%,  3/1/2030
f
29,161
SeaWorld Parks and
Entertainment, Inc.
115,000 5.250%,  8/15/2029
f
103,801
Six Flags Theme Parks, Inc.
96,000 7.000%,  7/1/2025
f
96,992
Staples, Inc.
224,000 7.500%,  4/15/2026
f
196,253
203,000 10.750%,  4/15/2027
f,h
147,175
Station Casinos, LLC
216,000 4.625%,  12/1/2031
f
182,412
Tapestry, Inc.
92,000 3.050%,  3/15/2032 74,739
Target Corporation
177,000 2.350%,  2/15/2030 155,718
Toyota Motor Credit Corporation
95,000 4.700%,  1/12/2033 96,676
Travel + Leisure Company
118,000 6.625%,  7/31/2026
f
118,458
Tripadvisor, Inc.
58,000 7.000%,  7/15/2025
f
58,127
Uber Technologies, Inc.
210,000 6.250%,  1/15/2028
f,h
209,475

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Consumer Cyclical (3.9%) - continued
Uber Technologies, Inc.,
Convertible
$ 426,000 Zero Coupon,  12/15/2025 $ 374,787
Vail Resorts, Inc., Convertible
448,000 Zero Coupon,  1/1/2026
h
400,120
VICI Properties, LP/VICI Note
Company, Inc.
308,000 4.625%,  6/15/2025
f
297,779
326,000 5.750%,  2/1/2027
f
320,012
232,000 3.750%,  2/15/2027
f
214,174
Viking Cruises, Ltd.
375,000 5.875%,  9/15/2027
f
322,905
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
f
198,537
56,000 3.350%,  5/13/2025
f
54,111
Wabash National Corporation
298,000 4.500%,  10/15/2028
f
258,356
Walmart, Inc.
186,000 3.950%,  9/9/2027
h
185,772
Wyndham Hotels & Resorts, Inc.
150,000 4.375%,  8/15/2028
f
138,185
Yum! Brands, Inc.
390,000 4.750%,  1/15/2030
f
372,602
Total 27,120,660
Consumer Non-Cyclical (3.2%)
1375209 B.C., Ltd.
192,000 9.000%,  1/30/2028
f
190,368
Abbott Laboratories
272,000 1.400%,  6/30/2030 227,198
AbbVie, Inc.
457,000 3.600%,  5/14/2025 448,277
Albertsons Companies, Inc./
Safeway, Inc.
364,000 4.625%,  1/15/2027
f
352,019
397,000 3.500%,  3/15/2029
f
345,427
Amgen, Inc.
128,000 5.150%,  3/2/2028 130,691
219,000 5.250%,  3/2/2030 223,989
Anheuser-Busch InBev Worldwide,
Inc.
183,000 4.000%,  4/13/2028 180,917
195,000 4.750%,  1/23/2029 199,138
Aramark Services, Inc.
373,000 5.000%,  2/1/2028
f
353,031
Archer-Daniels-Midland Company
88,000 4.500%,  8/15/2033 88,094
AstraZeneca Finance, LLC
195,000 1.750%,  5/28/2028 173,032
AstraZeneca plc
194,000 0.700%,  4/8/2026 174,588
Avantor Funding, Inc.
236,000 4.625%,  7/15/2028
f
223,610
B&G Foods, Inc.
121,000 5.250%,  4/1/2025 112,681
116,000 5.250%,  9/15/2027 99,470
BAT Capital Corporation
93,000 7.750%,  10/19/2032 103,013
BAT International Finance plc
111,000 1.668%,  3/25/2026 101,009
Bausch Health Companies, Inc.
109,000 5.500%,  11/1/2025
f,h
89,610
Principal
Amount Long-Term Fixed Income (62.4%) Value
Consumer Non-Cyclical (3.2%) - continued
$ 238,000 4.875%,  6/1/2028
f
$ 140,420
266,000 11.000%,  9/30/2028
f
195,733
Becton, Dickinson and Company
71,000 4.693%,  2/13/2028 71,286
147,000 2.823%,  5/20/2030 131,164
BellRing Brands, Inc.
162,000 7.000%,  3/15/2030
f
164,101
BioMarin Pharmaceutical, Inc.,
Convertible
499,000 1.250%,  5/15/2027
h
520,460
Bio-Rad Laboratories, Inc.
133,000 3.300%,  3/15/2027 125,438
Bristol-Myers Squibb Company
135,000 2.950%,  3/15/2032 121,702
Bunge, Ltd. Finance Corporation
196,000 2.750%,  5/14/2031 166,692
Cargill, Inc.
172,000 2.125%,  11/10/2031
f
142,784
Central Garden & Pet Company
350,000 4.125%,  10/15/2030 309,260
Cheplapharm Arzneimittel GmbH
40,000 5.500%,  1/15/2028
f
35,609
Chobani, LLC/Chobani Finance
Corporation, Inc.
285,000 4.625%,  11/15/2028
f
259,706
CHS/Community Health Systems,
Inc.
59,000 8.000%,  12/15/2027
f
57,163
200,000 6.000%,  1/15/2029
f
169,176
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 116,813
Constellation Brands, Inc.
195,000 3.150%,  8/1/2029 178,283
Coty, Inc.
221,000 5.000%,  4/15/2026
f
213,230
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
348,000 4.750%,  1/15/2029
f
324,941
CVS Health Corporation
81,000 5.000%,  2/20/2026 81,910
77,000 4.300%,  3/25/2028 75,617
81,000 5.125%,  2/21/2030 82,110
Diageo Capital plc
79,000 1.375%,  9/29/2025 72,977
97,000 2.000%,  4/29/2030 82,643
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
f
191,602
Eli Lilly & Company
176,000 4.700%,  2/27/2033 180,447
Embecta Corporation
91,000 6.750%,  2/15/2030
f
82,810
Encompass Health Corporation
445,000 4.500%,  2/1/2028 414,780
Energizer Holdings, Inc.
335,000 4.375%,  3/31/2029
f
294,381
General Mills, Inc.
35,000 4.950%,  3/29/2033 35,544
Gilead Sciences, Inc.
147,000 2.950%,  3/1/2027 139,869
HCA, Inc.
294,000 5.375%,  2/1/2025 294,123
184,000 5.875%,  2/1/2029 187,979

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Consumer Non-Cyclical (3.2%) - continued
HLF Financing SARL, LLC/
Herbalife International, Inc.
$ 506,000 4.875%,  6/1/2029
f
$ 384,560
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
f
101,702
Integer Holdings Corporation,
Convertible
460,000 2.125%,  2/15/2028
f
500,710
Ionis Pharmaceuticals, Inc.,
Convertible
282,000 0.125%,  12/15/2024 259,498
234,000 Zero Coupon,  4/1/2026 212,355
Jazz Investments I, Ltd.,
Convertible
446,000 2.000%,  6/15/2026 493,945
Jazz Securities DAC
155,000 4.375%,  1/15/2029
f
142,600
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
231,000 2.500%,  1/15/2027
f
205,128
114,000 3.625%,  1/15/2032
f
94,503
Kenvue, Inc.
88,000 5.500%,  3/22/2025
f
89,455
176,000 5.350%,  3/22/2026
f
180,593
44,000 5.000%,  3/22/2030
f
45,323
Kraft Heinz Foods Company
230,000 3.875%,  5/15/2027 224,560
Kroger Company
80,000 4.500%,  1/15/2029 79,586
Lamb Weston Holdings, Inc.
164,000 4.125%,  1/31/2030
f
150,060
Mattel, Inc.
647,000 3.375%,  4/1/2026
f
609,044
McKesson Corporation
111,000 0.900%,  12/3/2025 100,341
95,000 1.300%,  8/15/2026 85,096
Medtronic Global Holdings SCA
86,000 4.500%,  3/30/2033 86,078
Mozart Debt Merger Sub, Inc.
269,000 3.875%,  4/1/2029
f
233,358
184,000 5.250%,  10/1/2029
f,h
159,641
Mylan, Inc.
73,000 4.200%,  11/29/2023 72,214
Nestle Holdings, Inc.
150,000 5.250%,  3/13/2026
f
153,917
171,000 4.950%,  3/14/2030
f
177,615
Newell Brands, Inc.
230,000 4.450%,  4/1/2026 221,375
Organon & Company/Organon
Foreign Debt Co-Issuer BV
274,000 4.125%,  4/30/2028
f
250,466
Owens & Minor, Inc.
197,000 6.625%,  4/1/2030
f,h
169,174
Performance Food Group, Inc.
173,000 4.250%,  8/1/2029
f
155,349
Perrigo Finance Unlimited
Company
445,000 4.375%,  3/15/2026 425,967
Philip Morris International, Inc.
168,000 4.875%,  2/13/2026 169,231
81,000 4.875%,  2/15/2028 81,752
93,000 5.625%,  11/17/2029 97,172
93,000 5.750%,  11/17/2032 97,595
Principal
Amount Long-Term Fixed Income (62.4%) Value
Consumer Non-Cyclical (3.2%) - continued
Post Holdings, Inc.
$ 113,000 5.625%,  1/15/2028
f
$ 110,740
106,000 5.500%,  12/15/2029
f
99,887
229,000 4.500%,  9/15/2031
f
201,543
Post Holdings, Inc., Convertible
417,000 2.500%,  8/15/2027
f
435,848
Primo Water Holdings, Inc.
237,000 4.375%,  4/30/2029
f
206,804
Procter & Gamble Company
81,000 1.200%,  10/29/2030 66,182
Roche Holdings, Inc.
93,000 1.930%,  12/13/2028
f
81,926
136,000 2.076%,  12/13/2031
f
114,808
Royalty Pharma plc
222,000 1.200%,  9/2/2025 201,275
Scotts Miracle-Gro Company
176,000 4.500%,  10/15/2029
h
151,328
SEG Holding, LLC
400,000 5.625%,  10/15/2028
f
378,965
Simmons Foods, Inc.
372,000 4.625%,  3/1/2029
f
302,298
Spectrum Brands, Inc.
240,000 5.000%,  10/1/2029
f
208,289
150,000 5.500%,  7/15/2030
f
131,986
Stryker Corporation
159,000 3.650%,  3/7/2028 152,924
Syneos Health, Inc.
310,000 3.625%,  1/15/2029
f
254,788
Sysco Corporation
84,000 5.950%,  4/1/2030 89,072
Takeda Pharmaceutical Company,
Ltd.
161,000 5.000%,  11/26/2028 162,735
Tenet Healthcare Corporation
99,000 4.625%,  7/15/2024 97,656
805,000 5.125%,  11/1/2027 772,841
140,000 6.125%,  10/1/2028 134,179
Teva Pharmaceutical Finance
Netherlands III BV
572,000 3.150%,  10/1/2026 517,660
Thermo Fisher Scientific, Inc.
92,000 4.950%,  11/21/2032 95,468
Topgolf Callaway Brands
Corporation, Convertible
120,000 2.750%,  5/1/2026 163,920
TreeHouse Foods, Inc.
312,000 4.000%,  9/1/2028 275,777
United Natural Foods, Inc.
189,000 6.750%,  10/15/2028
f
175,658
Winnebago Industries, Inc.,
Convertible
211,000 1.500%,  4/1/2025 231,995
Wyeth, LLC
132,000 6.500%,  2/1/2034 151,786
Zoetis, Inc.
216,000 3.900%,  8/20/2028 210,140
Total 22,165,356
Energy (2.9%)
Antero Resources Corporation
227,000 5.375%,  3/1/2030
f
211,167

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Energy (2.9%) - continued
Archrock Partners, LP/Archrock
Partners Finance Corporation
$ 340,000 6.250%,  4/1/2028
f
$ 326,400
BP Capital Markets America, Inc.
235,000 4.234%,  11/6/2028 232,852
127,000 4.812%,  2/13/2033 128,951
BP Capital Markets plc
240,000 4.875%,  3/22/2030
b,i
218,100
Buckeye Partners, LP
280,000 3.950%,  12/1/2026 253,347
Callon Petroleum Company
225,000 8.250%,  7/15/2025 223,425
125,000 7.500%,  6/15/2030
f,h
117,500
Canadian Natural Resources, Ltd.
210,000 2.050%,  7/15/2025 196,189
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 90,114
207,000 3.250%,  1/31/2032 171,007
Cheniere Energy, Inc.
303,000 4.625%,  10/15/2028 288,014
Chesapeake Energy Corporation
408,000 6.750%,  4/15/2029
f
405,046
Chord Energy Corporation
230,000 6.375%,  6/1/2026
f
227,808
CNX Resources Corporation
175,000 6.000%,  1/15/2029
f
163,625
CNX Resources Corporation,
Convertible
331,000 2.250%,  5/1/2026 459,262
Comstock Resources, Inc.
230,000 5.875%,  1/15/2030
f
197,604
Continental Resources, Inc.
147,000 4.375%,  1/15/2028 138,577
90,000 5.750%,  1/15/2031
f
86,489
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
217,000 5.500%,  6/15/2031
f
195,050
CrownRock, LP/CrownRock
Finance, Inc.
275,000 5.625%,  10/15/2025
f
269,516
Diamondback Energy, Inc.
224,000 3.125%,  3/24/2031 194,239
DT Midstream, Inc.
275,000 4.125%,  6/15/2029
f
241,093
90,000 4.375%,  6/15/2031
f
78,407
Enbridge, Inc.
300,000 7.375%,  1/15/2083
b
286,809
182,000 7.625%,  1/15/2083
b
177,539
98,000 3.700%,  7/15/2027 93,269
44,000 5.700%,  3/8/2033 45,766
134,000 6.250%,  3/1/2078
b
121,859
Endeavor Energy Resources, LP/
EER Finance, Inc.
261,000 5.750%,  1/30/2028
f
259,042
Enerflex, Ltd.
155,000 9.000%,  10/15/2027
f
150,737
Energy Transfer, LP
90,000 4.200%,  9/15/2023 89,670
210,000 6.500%,  11/15/2026
b,i
184,800
147,000 3.750%,  5/15/2030 135,653
EnLink Midstream Partners, LP
310,000 4.850%,  7/15/2026 298,375
Principal
Amount Long-Term Fixed Income (62.4%) Value
Energy (2.9%) - continued
EnLink Midstream, LLC
$ 116,000 6.500%,  9/1/2030
f
$ 117,300
Enterprise Products Operating,
LLC
97,000 4.150%,  10/16/2028 94,278
215,000
7.858%,  (LIBOR 3M +
2.986%), 8/16/2077
b
201,694
EQM Midstream Partners, LP
196,000 4.750%,  1/15/2031
f
162,680
EQT Corporation
93,000 3.900%,  10/1/2027 87,413
EQT Corporation, Convertible
179,000 1.750%,  5/1/2026 394,230
Equinor ASA
70,000 2.875%,  4/6/2025 67,852
Ferrellgas, LP/Ferrellgas Finance
Corporation
196,000 5.375%,  4/1/2026
f
183,505
Genesis Energy LP/Genesis
Energy Finance Corporation
154,000 8.875%,  4/15/2030 155,925
Halliburton Company
98,000 2.920%,  3/1/2030 87,288
Harvest Midstream, LP
453,000 7.500%,  9/1/2028
f
451,786
Hess Corporation
74,000 3.500%,  7/15/2024 72,285
Hess Midstream Operations, LP
250,000 5.625%,  2/15/2026
f
247,475
138,000 5.500%,  10/15/2030
f
128,321
Hilcorp Energy I, LP/Hilcorp
Finance Company
300,000 5.750%,  2/1/2029
f
276,164
239,000 6.250%,  4/15/2032
f
221,075
Holly Energy Partners, LP/Holly
Energy Finance Corporation
168,000 6.375%,  4/15/2027
f
166,131
Howard Midstream Energy
Partners, LLC
289,000 6.750%,  1/15/2027
f
272,515
ITT Holdings, LLC
265,000 6.500%,  8/1/2029
f
223,745
Laredo Petroleum, Inc.
450,000 7.750%,  7/31/2029
f
375,372
Marathon Oil Corporation
98,000 4.400%,  7/15/2027 94,949
Marathon Petroleum Corporation
238,000 4.700%,  5/1/2025 237,524
MEG Energy Corporation
253,000 7.125%,  2/1/2027
f
258,084
MPLX, LP
243,000 1.750%,  3/1/2026 221,765
43,000 5.000%,  3/1/2033 42,079
Murphy Oil Corporation
280,000 5.875%,  12/1/2027 272,701
Nabors Industries, Ltd.
350,000 7.250%,  1/15/2026
f
333,812
National Fuel Gas Company
195,000 5.500%,  1/15/2026 194,957
New Fortress Energy, Inc.
120,000 6.750%,  9/15/2025
f
115,500
NuStar Logistics, LP
360,000 5.750%,  10/1/2025 350,112

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Energy (2.9%) - continued
Occidental Petroleum Corporation
$ 95,000 8.500%,  7/15/2027 $ 104,500
137,000 6.375%,  9/1/2028 141,863
200,000 6.450%,  9/15/2036 210,286
ONEOK, Inc.
146,000 2.200%,  9/15/2025 135,298
Ovintiv Exploration, Inc.
120,000 5.375%,  1/1/2026 120,206
Permian Resources Operating,
LLC, Convertible
79,000 3.250%,  4/1/2028 145,794
Phillips 66
130,000 4.950%,  12/1/2027 130,578
Pioneer Natural Resources
Company
120,000 1.900%,  8/15/2030 97,711
Pioneer Natural Resources
Company, Convertible
186,000 0.250%,  5/15/2025 397,110
Plains All American Pipeline, LP
110,000
8.974%,  (LIBOR 3M +
4.110%), 5/4/2023
b,i
97,375
Plains All American Pipeline, LP/
PAA Finance Corporation
206,000 4.650%,  10/15/2025 203,743
Precision Drilling Corporation
230,000 6.875%,  1/15/2029
f
208,725
Range Resources Corporation
237,000 4.750%,  2/15/2030
f
216,033
Sabine Pass Liquefaction, LLC
147,000 4.200%,  3/15/2028 141,223
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
f
59,651
SM Energy Company
226,000 6.625%,  1/15/2027 217,108
135,000 6.500%,  7/15/2028
h
128,825
Southwestern Energy Company
153,000 5.375%,  2/1/2029 144,203
204,000 5.375%,  3/15/2030 191,789
135,000 4.750%,  2/1/2032 119,204
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
245,000 5.875%,  3/1/2027 237,673
Suncor Energy, Inc.
87,000 7.150%,  2/1/2032 96,275
Sunoco, LP/Sunoco Finance
Corporation
370,000 5.875%,  3/15/2028 355,200
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
317,000 5.500%,  1/15/2028
f
289,853
Targa Resources Partners, LP
233,000 4.875%,  2/1/2031 218,015
Teine Energy, Ltd.
190,000 6.875%,  4/15/2029
f
173,850
TransCanada Trust
468,000 5.875%,  8/15/2076
b
435,713
Transocean, Inc.
180,000 11.500%,  1/30/2027
f
185,904
72,000 8.750%,  2/15/2030
f
73,440
Principal
Amount Long-Term Fixed Income (62.4%) Value
Energy (2.9%) - continued
USA Compression Partners, LP/
USA Compression Finance
Corporation
$ 264,000 6.875%,  4/1/2026 $ 256,594
Venture Global Calcasieu Pass,
LLC
273,000 3.875%,  8/15/2029
f
246,246
193,000 6.250%,  1/15/2030
f
194,448
160,000 4.125%,  8/15/2031
f
140,573
Weatherford International, Ltd.
297,000 8.625%,  4/30/2030
f
303,849
Western Midstream Operating, LP
365,000 3.950%,  6/1/2025 349,331
Williams Companies, Inc.
98,000 2.600%,  3/15/2031 82,418
Total 19,916,425
Financials (8.1%)
AerCap Holdings NV
220,000 5.875%,  10/10/2079
b,h
200,352
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
90,000 3.150%,  2/15/2024 87,259
150,000 6.500%,  7/15/2025 151,084
254,000 3.000%,  10/29/2028 221,748
Air Lease Corporation
114,000 2.300%,  2/1/2025 107,890
220,000 4.650%,  6/15/2026
b,i
182,702
98,000 3.125%,  12/1/2030 83,142
Aircastle, Ltd.
205,000 5.250%,  6/15/2026
b,f,i
149,568
98,000 2.850%,  1/26/2028
f
84,321
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
148,000 6.750%,  10/15/2027
f
137,270
Ally Financial, Inc.
408,000 5.750%,  11/20/2025
h
383,637
390,000 4.700%,  5/15/2026
b,i
279,825
98,000 8.000%,  11/1/2031 102,859
50,000 6.700%,  2/14/2033 44,419
American Express Company
127,000 3.950%,  8/1/2025 124,530
190,000 3.550%,  9/15/2026
b,i
160,588
135,000 2.550%,  3/4/2027 124,618
46,000 5.850%,  11/5/2027 48,262
American Homes 4 Rent, LP
97,000 2.375%,  7/15/2031 77,301
American International Group, Inc.
86,000 5.125%,  3/27/2033 85,484
AmWINS Group, Inc.
180,000 4.875%,  6/30/2029
f
159,300
Aon Corporation/Aon Global
Holdings plc
92,000 2.600%,  12/2/2031 77,191
Ares Capital Corporation
57,000 4.250%,  3/1/2025 53,850
191,000 2.150%,  7/15/2026 163,766
Ares Capital Corporation,
Convertible
133,000 4.625%,  3/1/2024 133,914
Assurant, Inc.
128,000 6.100%,  2/27/2026 130,494

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (8.1%) - continued
Australia & New Zealand Banking
Group, Ltd.
$ 216,000 2.950%,  7/22/2030
b,f
$ 199,596
Aviation Capital Group, LLC
96,000 4.875%,  10/1/2025
f
92,702
Avolon Holdings Funding, Ltd.
195,000 4.250%,  4/15/2026
f
183,354
BAC Capital Trust XIV
248,000
5.266%,  (LIBOR 3M +
0.400%), 4/19/2023
b,i
185,208
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
f
66,631
Banco Santander SA
165,000 4.750%,  11/12/2026
b,i
128,081
Bank of America Corporation
244,000 4.200%,  8/26/2024 239,725
800,000 6.250%,  9/5/2024
b,i
781,000
113,000 3.458%,  3/15/2025
b
110,620
240,000 6.100%,  3/17/2025
b,i
235,279
279,000 1.319%,  6/19/2026
b
255,037
230,000 4.375%,  1/27/2027
b,i
195,532
225,000 6.125%,  4/27/2027
b,i
221,344
145,000 1.734%,  7/22/2027
b
130,023
186,000 4.376%,  4/27/2028
b
179,858
294,000 3.593%,  7/21/2028
b
276,267
127,000 4.948%,  7/22/2028
b
126,273
392,000 3.974%,  2/7/2030
b
366,394
196,000 2.687%,  4/22/2032
b
163,567
144,000 2.572%,  10/20/2032
b
117,693
179,000 2.972%,  2/4/2033
b
150,725
92,000 3.846%,  3/8/2037
b
78,429
Bank of Montreal
130,000 5.203%,  2/1/2028 131,063
92,000 3.088%,  1/10/2037
b
73,948
Bank of New York Mellon
Corporation
120,000 4.700%,  9/20/2025
b,i
113,552
127,000 4.596%,  7/26/2030
b
124,231
Bank of Nova Scotia
140,000 5.250%,  12/6/2024 140,322
360,000 4.900%,  6/4/2025
b,i
327,600
98,000 1.050%,  3/2/2026 87,944
Barclays plc
283,000 4.338%,  5/16/2024
b
282,312
111,000 4.375%,  9/11/2024 106,943
134,000 2.852%,  5/7/2026
b
125,149
200,000 4.375%,  3/15/2028
b,i
136,722
85,000 5.501%,  8/9/2028
b
83,812
145,000 4.972%,  5/16/2029
b
139,858
Berkshire Hathaway Finance
Corporation
279,000 2.875%,  3/15/2032 250,900
Blackstone Mortgage Trust, Inc.,
Convertible
31,000 5.500%,  3/15/2027 24,509
Blackstone Private Credit Fund
139,000 4.000%,  1/15/2029 115,845
BNP Paribas SA
141,000 2.819%,  11/19/2025
b,f
133,978
122,000 3.132%,  1/20/2033
b,f
101,867
Boston Properties, LP
98,000 2.550%,  4/1/2032 69,863
BPCE SA
114,000 2.375%,  1/14/2025
f
107,064
Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (8.1%) - continued
Brixmor Operating Partnership, LP
$ 159,000 2.250%,  4/1/2028 $ 136,336
Canadian Imperial Bank of
Commerce
127,000 3.945%,  8/4/2025 123,440
90,000 3.600%,  4/7/2032 81,925
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,i
82,362
135,000 3.273%,  3/1/2030
b
115,019
Capital One NA
171,000 2.280%,  1/28/2026
b
157,619
Centene Corporation
60,000 4.625%,  12/15/2029 56,414
869,000 3.000%,  10/15/2030 731,768
Charles Schwab Corporation
440,000 5.375%,  6/1/2025
b,i
416,900
169,000 0.900%,  3/11/2026 148,167
440,000 4.000%,  6/1/2026
b,i
358,719
126,000 2.000%,  3/20/2028 108,153
91,000 2.900%,  3/3/2032 76,169
Citigroup, Inc.
480,000
8.870%,  (LIBOR 3M +
4.068%), 7/30/2023
b,i
476,400
286,000 5.000%,  9/12/2024
b,i
267,410
141,000 3.352%,  4/24/2025
b
137,419
91,000 5.950%,  5/15/2025
b,i
84,807
274,000 5.500%,  9/13/2025 273,499
230,000 4.000%,  12/10/2025
b,i
203,262
575,000 3.875%,  2/18/2026
b,i
485,587
180,000 4.150%,  11/15/2026
b,i
147,150
338,000 1.122%,  1/28/2027
b
301,296
194,000 1.462%,  6/9/2027
b
172,247
172,000 3.070%,  2/24/2028
b
159,910
90,000 7.375%,  5/15/2028
b,i
88,574
391,000 4.075%,  4/23/2029
b
372,762
144,000 4.910%,  5/24/2033
b
141,341
Citizens Financial Group, Inc.
205,000 4.000%,  10/6/2026
b,i
156,312
CNA Financial Corporation
126,000 3.950%,  5/15/2024 123,992
Coinbase Global, Inc.
78,000 3.625%,  10/1/2031
f
43,680
Coinbase Global, Inc., Convertible
829,000 0.500%,  6/1/2026 530,440
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,i
100,596
Commerzbank AG
180,000 8.125%,  9/19/2023
f
177,406
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
f
91,902
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
b,f
101,377
Corebridge Financial, Inc.
136,000 6.875%,  12/15/2052
b,f
121,237
137,000 3.850%,  4/5/2029
f
125,006
Corporate Office Properties, LP
192,000 2.250%,  3/15/2026 169,489
Credit Acceptance Corporation
310,000 5.125%,  12/31/2024
f
294,646
Credit Agricole SA
196,000 8.125%,  12/23/2025
b,f,i
188,842
98,000 3.250%,  1/14/2030
f
82,218

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (8.1%) - continued
Credit Suisse Group AG
$ 160,000 6.500%,  8/8/2023
f
$ 152,400
110,000 7.500%,  12/11/2023
b,f,i,k
4,400
117,000 2.593%,  9/11/2025
b,f
108,365
110,000 7.250%,  9/12/2025
b,f,i,k
4,400
169,000 2.193%,  6/5/2026
b,f
150,444
191,000 3.869%,  1/12/2029
b,f
170,048
180,000 3.091%,  5/14/2032
b,f
144,715
Dai-ichi Life Insurance Company,
Ltd.
473,000 5.100%,  10/28/2024
b,f,i
459,986
Deutsche Bank AG
332,000 2.129%,  11/24/2026
b
286,109
150,000 2.311%,  11/16/2027
b
127,115
136,000 3.742%,  1/7/2033
b
98,397
Discover Bank
196,000 4.682%,  8/9/2028
b
179,393
Discover Financial Services
46,000 6.700%,  11/29/2032 47,423
Drawbridge Special Opportunities
Fund, LP
410,000 3.875%,  2/15/2026
f
362,878
Elevance Health, Inc.
133,000 5.350%,  10/15/2025 134,166
257,000 2.550%,  3/15/2031 221,180
Encore Capital Group, Inc.,
Convertible
36,000 40.000%,  3/15/2029
f
35,964
EPR Properties
143,000 3.600%,  11/15/2031 106,982
Fifth Third Bancorp
240,000 4.500%,  9/30/2025
b,i
208,113
86,000 4.772%,  7/28/2030
b
79,534
Fifth Third Bank NA
97,000 3.850%,  3/15/2026 88,655
First Horizon Bank
146,000 5.750%,  5/1/2030 137,188
First-Citizens Bank & Trust
Company
194,000 6.125%,  3/9/2028 188,926
Five Corners Funding Trust III
100,000 5.791%,  2/15/2033
f
102,603
Fortress Transportation and
Infrastructure Investors, LLC
219,000 6.500%,  10/1/2025
f
219,146
98,000 9.750%,  8/1/2027
f
103,399
76,000 5.500%,  5/1/2028
f
69,338
FS KKR Capital Corporation
96,000 3.400%,  1/15/2026 86,148
97,000 2.625%,  1/15/2027 81,595
Genworth Mortgage Holdings, Inc.
149,000 6.500%,  8/15/2025
f
145,275
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
557,000 3.750%,  12/15/2027
f
440,709
goeasy, Ltd.
78,000 5.375%,  12/1/2024
f
73,573
Goldman Sachs Group, Inc.
623,000 5.500%,  8/10/2024
b,h,i
601,052
142,000 4.400%,  2/10/2025
b,h,i
121,911
111,000 3.500%,  4/1/2025 107,781
167,000 4.250%,  10/21/2025 162,018
166,000 0.855%,  2/12/2026
b
151,929
Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (8.1%) - continued
$ 124,000 3.650%,  8/10/2026
b,i
$ 101,215
188,000 4.125%,  11/10/2026
b,i
155,806
173,000 1.948%,  10/21/2027
b
154,562
92,000 2.640%,  2/24/2028
b
83,916
185,000 4.482%,  8/23/2028
b
180,940
196,000 3.814%,  4/23/2029
b
184,114
98,000 3.800%,  3/15/2030 91,255
98,000 2.615%,  4/22/2032
b
81,633
97,000 2.383%,  7/21/2032
b
78,753
Hartford Financial Services Group,
Inc.
98,000 2.800%,  8/19/2029 86,260
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
48,000 Zero Coupon,  5/1/2025
f
44,937
HSBC Holdings plc
109,000 3.803%,  3/11/2025
b
106,585
110,000 6.375%,  3/30/2025
b,i
101,085
141,000 2.633%,  11/7/2025
b
133,408
133,000 1.589%,  5/24/2027
b
117,218
200,000 2.251%,  11/22/2027
b
177,356
273,000 4.583%,  6/19/2029
b
259,087
360,000 4.600%,  12/17/2030
b,i
268,858
117,000 2.804%,  5/24/2032
b
95,543
HUB International, Ltd.
293,000 5.625%,  12/1/2029
f
255,284
Huntington Bancshares, Inc.
360,000 4.450%,  10/15/2027
b,i
299,250
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
280,000 4.750%,  9/15/2024 273,115
275,000 6.375%,  12/15/2025 270,104
160,000 5.250%,  5/15/2027 150,130
ING Groep NV
200,000 1.726%,  4/1/2027
b
177,670
Intercontinental Exchange, Inc.
137,000 4.350%,  6/15/2029 134,607
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 111,223
J.P. Morgan Chase & Company
238,000 5.150%,  8/1/2023
b,i
233,242
240,000 6.000%,  8/1/2023
b,i
234,900
97,000 1.514%,  6/1/2024
b
96,386
682,000 5.000%,  8/1/2024
b,i
654,788
283,000 4.023%,  12/5/2024
b
280,240
186,000 4.600%,  2/1/2025
b,i
172,980
111,000 2.083%,  4/22/2026
b
103,866
190,000 3.650%,  6/1/2026
b,i
166,250
277,000 1.045%,  11/19/2026
b
247,186
195,000 1.578%,  4/22/2027
b
175,203
178,000 2.947%,  2/24/2028
b
164,967
294,000 4.005%,  4/23/2029
b
280,946
97,000 2.069%,  6/1/2029
b
84,166
392,000 4.493%,  3/24/2031
b
380,836
92,000 2.963%,  1/25/2033
b
78,665
83,000 4.912%,  7/25/2033
b
82,497
94,000 5.717%,  9/14/2033
b
96,290
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
78,000 5.000%,  8/15/2028
f
66,034
KeyBank NA/Cleveland, OH
147,000 3.900%,  4/13/2029 125,119

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (8.1%) - continued
Kilroy Realty, LP
$ 194,000 4.375%,  10/1/2025 $ 175,862
Life Storage, LP
96,000 2.400%,  10/15/2031 77,378
Lincoln National Corporation
235,000
7.234%,  (LIBOR 3M +
2.358%), 5/17/2023
b
153,338
Lloyds Banking Group plc
163,000 4.716%,  8/11/2026
b
158,674
195,000 1.627%,  5/11/2027
b
171,328
165,000 8.000%,  9/27/2029
b,i
152,006
277,000 3.369%,  12/14/2046
b
184,941
LPL Holdings, Inc.
240,000 4.000%,  3/15/2029
f
216,000
M&T Bank Corporation
360,000 3.500%,  9/1/2026
b,i
253,438
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
b,f
171,356
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 72,817
MetLife, Inc.
240,000 3.850%,  9/15/2025
b,i
211,453
480,000 5.875%,  3/15/2028
b,i
446,995
182,000 6.400%,  12/15/2036 176,110
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 190,522
Mitsubishi UFJ Financial Group,
Inc.
134,000 1.412%,  7/17/2025 122,889
200,000 1.538%,  7/20/2027
b
177,002
147,000 3.741%,  3/7/2029 137,480
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
176,571
200,000 2.564%,  9/13/2031 157,477
Molina Healthcare, Inc.
200,000 4.375%,  6/15/2028
f
186,058
Morgan Stanley
111,000
5.194%,  (SOFRRATE +
0.466%), 11/10/2023
b
110,737
114,000 2.720%,  7/22/2025
b
109,876
192,000 1.164%,  10/21/2025
b
179,300
78,000 5.000%,  11/24/2025 77,321
226,000 2.188%,  4/28/2026
b
212,046
148,000 6.138%,  10/16/2026
b
150,812
196,000 1.593%,  5/4/2027
b
175,648
193,000 1.512%,  7/20/2027
b
171,514
65,000 5.123%,  2/1/2029
b
65,516
294,000 3.622%,  4/1/2031
b
268,854
92,000 2.943%,  1/21/2033
b
77,939
85,000 4.889%,  7/20/2033
b
83,548
185,000 2.484%,  9/16/2036
b
140,544
MPT Operating Partnership, LP/
MPT Finance Corporation
270,000 5.250%,  8/1/2026
h
242,685
2,000 4.625%,  8/1/2029 1,478
National Retail Properties, Inc.
98,000 2.500%,  4/15/2030 81,878
Nationstar Mortgage Holdings,
Inc.
198,000 6.000%,  1/15/2027
f
179,685
NatWest Group plc
135,000 4.269%,  3/22/2025
b
132,480
98,000 4.892%,  5/18/2029
b
94,113
Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (8.1%) - continued
$ 146,000 3.754%,  11/1/2029
b
$ 136,898
180,000 4.600%,  6/28/2031
b,h,i
126,693
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
347,000 4.500%,  9/30/2028
f
259,477
New York Life Global Funding
83,000 4.550%,  1/28/2033
f
82,125
Nippon Life Insurance Company
480,000 5.100%,  10/16/2044
b,f
461,887
363,000 3.400%,  1/23/2050
b,f
308,155
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 121,026
Nordea Bank Abp
134,000 5.375%,  9/22/2027
f
134,619
Northern Trust Corporation
138,000 4.000%,  5/10/2027 135,192
Office Properties Income Trust
77,000 4.250%,  5/15/2024 71,788
84,000 2.650%,  6/15/2026 56,716
Omega Healthcare Investors, Inc.
95,000 4.750%,  1/15/2028 88,038
98,000 3.375%,  2/1/2031 77,405
OneMain Finance Corporation
684,000 6.875%,  3/15/2025 662,799
Owl Rock Capital Corporation
97,000 4.250%,  1/15/2026 89,098
Owl Rock Core Income
Corporation
136,000 4.700%,  2/8/2027 122,826
Owl Rock Technology Finance
Corporation
48,000 4.750%,  12/15/2025
f
43,127
147,000 3.750%,  6/17/2026
f
129,825
Park Intermediate Holdings, LLC
309,000 4.875%,  5/15/2029
f
265,833
Pebblebrook Hotel Trust,
Convertible
590,000 1.750%,  12/15/2026 499,422
Pine Street Trust I
98,000 4.572%,  2/15/2029
f
92,138
PNC Bank NA
98,000 2.700%,  10/22/2029 84,172
PNC Financial Services Group,
Inc.
179,000 5.671%,  10/28/2025
b
179,092
180,000 3.400%,  9/15/2026
b,i
142,744
85,000 4.758%,  1/26/2027
b
83,949
181,000 6.200%,  9/15/2027
b,h,i
170,294
180,000 6.250%,  3/15/2030
b,i
167,400
PRA Group, Inc.
146,000 7.375%,  9/1/2025
f
145,234
96,000 8.375%,  2/1/2028
f
96,010
PRA Group, Inc., Convertible
113,000 3.500%,  6/1/2023 111,870
Principal Life Global Funding II
146,000 1.250%,  8/16/2026
f
128,693
Prologis, LP
66,000 3.375%,  12/15/2027 62,702
Provident Financing Trust I
112,000 7.405%,  3/15/2038 110,880
Prudential Financial, Inc.
90,000 5.125%,  3/1/2052
b
79,298

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (8.1%) - continued
$ 138,000 6.750%,  3/1/2053
b
$ 134,219
589,000 5.200%,  3/15/2044
b
559,550
120,000 3.700%,  10/1/2050
b
97,748
QBE Insurance Group, Ltd.
240,000 5.875%,  5/12/2025
b,f,i
223,785
Radian Group, Inc.
185,000 4.875%,  3/15/2027 173,955
Realty Income Corporation
96,000 4.875%,  6/1/2026 95,488
112,000 3.950%,  8/15/2027 107,910
112,000 5.625%,  10/13/2032 116,300
Redwood Trust, Inc., Convertible
27,000 7.750%,  6/15/2027
f
23,372
Regions Financial Corporation
85,000 2.250%,  5/18/2025 78,193
240,000 5.750%,  6/15/2025
b,h,i
218,079
Reinsurance Group of America,
Inc.
162,000 4.700%,  9/15/2023 161,547
RLJ Lodging Trust, LP
97,000 3.750%,  7/1/2026
f
88,794
239,000 4.000%,  9/15/2029
f
199,594
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
240,000 3.625%,  3/1/2029
f
206,052
Royal Bank of Canada
69,000 0.750%,  10/7/2024 64,688
86,000 4.900%,  1/12/2028 86,009
237,000 5.000%,  2/1/2033 239,813
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 183,482
90,000 2.490%,  1/6/2028
b
77,813
87,000 6.499%,  3/9/2029
b
86,920
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
b
174,073
Service Properties Trust
109,000 4.650%,  3/15/2024 106,275
62,000 4.350%,  10/1/2024 59,304
224,000 7.500%,  9/15/2025 221,031
200,000 5.500%,  12/15/2027 179,000
Simon Property Group, LP
159,000 2.650%,  7/15/2030 134,511
SLM Corporation
100,000 4.200%,  10/29/2025 90,000
Societe Generale SA
141,000 2.625%,  10/16/2024
f
133,240
133,000 1.488%,  12/14/2026
b,f
115,977
Spirit Realty, LP
218,000 2.100%,  3/15/2028 183,081
Standard Chartered plc
133,000 0.991%,  1/12/2025
b,f
127,780
180,000 6.000%,  7/26/2025
b,f,i
163,530
131,000 2.608%,  1/12/2028
b,f
116,007
State Street Corporation
91,000 4.421%,  5/13/2033
b
86,961
Sumitomo Life Insurance Company
490,000 3.375%,  4/15/2081
b,f
410,375
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.448%,  9/27/2024 135,118
131,000 2.174%,  1/14/2027 117,312
147,000 2.142%,  9/23/2030 116,818
132,000 5.766%,  1/13/2033 137,856
Principal
Amount Long-Term Fixed Income (62.4%) Value
Financials (8.1%) - continued
Sumitomo Mitsui Trust Bank, Ltd.
$ 111,000 1.050%,  9/12/2025
f
$ 100,882
Summit Hotel Properties, Inc.,
Convertible
203,000 1.500%,  2/15/2026 173,707
Synchrony Financial
115,000 4.250%,  8/15/2024 108,699
49,000 7.250%,  2/2/2033 43,228
Synovus Bank
87,000 5.625%,  2/15/2028 78,082
Toronto-Dominion Bank
200,000 8.125%,  10/31/2082
b
203,000
87,000 5.156%,  1/10/2028 87,916
91,000 4.456%,  6/8/2032 88,620
Truist Bank
99,000 2.250%,  3/11/2030 81,336
Truist Financial Corporation
280,000 4.950%,  9/1/2025
b,i
258,799
80,000 1.887%,  6/7/2029
b
66,804
50,000 5.100%,  3/1/2030
b,i
43,778
U.S. Bancorp
136,000 5.727%,  10/21/2026
b
136,583
60,000 3.700%,  1/15/2027
b,i
46,800
127,000 4.548%,  7/22/2028
b
123,749
UBS Group AG
200,000 4.875%,  2/12/2027
b,f,i
155,774
UDR, Inc.
193,000 3.000%,  8/15/2031 165,187
United Wholesale Mortgage, LLC
61,000 5.500%,  11/15/2025
f
57,731
156,000 5.500%,  4/15/2029
f
130,260
UnitedHealth Group, Inc.
184,000 5.250%,  2/15/2028 191,328
185,000 4.200%,  5/15/2032 181,323
USB Realty Corporation
496,000
5.977%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
354,640
USI, Inc./NY
78,000 6.875%,  5/1/2025
f
76,830
Ventas Realty, LP
110,000 3.750%,  5/1/2024 107,780
Wells Fargo & Company
233,000 2.406%,  10/30/2025
b
221,411
335,000 3.900%,  3/15/2026
b,i
295,708
169,000 2.188%,  4/30/2026
b
158,380
220,000
5.292%,  (LIBOR 3M +
0.500%), 1/15/2027
b
201,598
89,000 3.526%,  3/24/2028
b
83,971
196,000 3.584%,  5/22/2028
b
184,663
127,000 4.808%,  7/25/2028
b
125,408
196,000 4.478%,  4/4/2031
b
187,678
Welltower, Inc.
97,000 2.050%,  1/15/2029 80,902
112,000 2.800%,  6/1/2031 93,005
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
131,614
Willis North America, Inc.
196,000 4.500%,  9/15/2028 189,655
XHR, LP
97,000 6.375%,  8/15/2025
f
95,152
109,000 4.875%,  6/1/2029
f
92,442
Total 55,878,802

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Foreign Government (<0.1%)
NBN Company, Ltd.
$ 171,000 2.625%,  5/5/2031
f
$ 143,413
Total 143,413
Mortgage-Backed Securities (20.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
6,151,234 2.500%,  5/1/2051 5,309,886
4,235,554 3.500%,  5/1/2052 3,938,693
2,764,485 4.000%,  5/1/2052 2,665,338
9,223,795 3.500%,  6/1/2052 8,576,031
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
3,628,016 2.500%,  7/1/2030 3,430,436
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,387,713 3.500%,  5/1/2040 3,232,119
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,855,097 3.000%,  1/1/2052 6,159,656
510,665 2.000%,  2/1/2051 423,660
852,259 2.000%,  2/1/2051 707,975
3,769,879 2.500%,  2/1/2051 3,255,673
3,236,244 2.500%,  2/1/2051 2,810,810
7,334,266 2.000%,  3/1/2051 6,081,280
7,141,559 3.000%,  3/1/2052 6,427,716
5,652,888 2.000%,  4/1/2051 4,686,265
6,069,275 2.500%,  4/1/2051 5,242,002
4,045,161 3.000%,  4/1/2051 3,641,752
4,266,038 3.000%,  5/1/2050 3,868,659
1,001,348 2.000%,  5/1/2051 830,028
2,546,344 3.000%,  5/1/2051 2,319,789
2,682,438 3.000%,  6/1/2050 2,448,439
5,856,130 2.500%,  7/1/2051 5,055,882
2,957,416 3.500%,  7/1/2051 2,776,025
1,231,585 2.500%,  8/1/2050 1,078,569
5,369,976 3.500%,  8/1/2050 5,041,246
3,832,056 3.500%,  9/1/2052 3,578,423
4,631,683 4.000%,  10/1/2052 4,446,930
1,007,127 2.000%,  11/1/2051 834,063
4,042,283 2.000%,  12/1/2050 3,353,607
13,488,382 4.500%,  12/1/2052 13,331,617
9,000,000 5.500%,  4/1/2042
e
9,090,879
4,200,000 4.500%,  4/1/2049
e,l
4,115,142
10,200,000 5.000%,  4/1/2049
e
10,172,906
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,541,618 3.500%,  7/1/2061 2,377,436
2,434,483 4.000%,  12/1/2061 2,326,785
Total 143,635,717
Technology (2.2%)
Advanced Micro Devices, Inc.
90,000 3.924%,  6/1/2032 86,425
Akamai Technologies, Inc.,
Convertible
160,000 0.125%,  5/1/2025 160,855
560,000 0.375%,  9/1/2027 514,308
Principal
Amount Long-Term Fixed Income (62.4%) Value
Technology (2.2%) - continued
Analog Devices, Inc.
$ 48,000 2.100%,  10/1/2031 $ 40,418
Apple, Inc.
250,000 2.200%,  9/11/2029 223,696
183,000 1.650%,  2/8/2031 153,123
141,000 3.350%,  8/8/2032
h
132,946
AthenaHealth Group, Inc.
277,000 6.500%,  2/15/2030
f
224,608
Black Knight InfoServ, LLC
334,000 3.625%,  9/1/2028
f
302,581
Block, Inc., Convertible
347,000 0.250%,  11/1/2027 265,455
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
147,000 3.875%,  1/15/2027 142,105
Broadcom, Inc.
89,000 4.000%,  4/15/2029
f
83,253
Cloud Software Group, Inc.
217,000 6.500%,  3/31/2029
f
191,959
CommScope Technologies
Finance, LLC
440,000 6.000%,  6/15/2025
f
414,373
CommScope, Inc.
210,000 7.125%,  7/1/2028
f
154,883
Dell International, LLC/EMC
Corporation
128,000 5.250%,  2/1/2028 129,244
62,000 5.300%,  10/1/2029 62,468
Euronet Worldwide, Inc.,
Convertible
453,000 0.750%,  3/15/2049
h
436,013
Fiserv, Inc.
156,000 2.750%,  7/1/2024 151,363
196,000 4.200%,  10/1/2028 190,168
43,000 5.600%,  3/2/2033 44,596
Gartner, Inc.
185,000 3.625%,  6/15/2029
f
165,076
315,000 3.750%,  10/1/2030
f
282,750
Global Payments, Inc.
52,000 2.650%,  2/15/2025 49,349
137,000 4.950%,  8/15/2027 135,339
98,000 3.200%,  8/15/2029 86,203
Intel Corporation
174,000 5.125%,  2/10/2030 177,211
InterDigital, Inc., Convertible
452,000 3.500%,  6/1/2027
f
505,336
Iron Mountain, Inc.
855,000 4.875%,  9/15/2027
f
808,146
220,000 4.500%,  2/15/2031
f
189,053
Jabil, Inc.
93,000 4.250%,  5/15/2027 89,707
Lumentum Holdings, Inc.,
Convertible
350,000 0.250%,  3/15/2024
h
366,800
117,000 0.500%,  6/15/2028 89,082
MACOM Technology Solutions
Holdings, Inc., Convertible
395,000 0.250%,  3/15/2026 415,343
Marvell Technology, Inc.
98,000 2.950%,  4/15/2031 81,835
Mastercard, Inc.
131,000 4.875%,  3/9/2028 135,040
90,000 2.000%,  11/18/2031 75,935

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Technology (2.2%) - continued
Microchip Technology, Inc.,
Convertible
$ 118,000 0.125%,  11/15/2024 $ 131,726
152,000 1.625%,  2/15/2027 359,275
Moody's Corporation
94,000 4.250%,  8/8/2032 90,507
MSCI, Inc.
260,000 4.000%,  11/15/2029
f
237,225
NCR Corporation
293,000 5.125%,  4/15/2029
f
253,519
290,000 6.125%,  9/1/2029
f,h
286,036
NVIDIA Corporation
49,000 2.850%,  4/1/2030 44,613
NXP BV/NXP Funding, LLC
92,000 4.875%,  3/1/2024 91,311
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
56,000 2.700%,  5/1/2025 53,149
98,000 4.300%,  6/18/2029 94,117
ON Semiconductor Corporation,
Convertible
453,000 Zero Coupon,  5/1/2027 739,463
11,000 0.500%,  3/1/2029
f
11,436
Open Text Corporation
199,000 3.875%,  12/1/2029
f
167,513
320,000 4.125%,  2/15/2030
f
274,515
Oracle Corporation
93,000 6.150%,  11/9/2029 99,057
245,000 2.950%,  4/1/2030 216,324
133,000 6.250%,  11/9/2032 143,048
PayPal Holdings, Inc.
92,000 3.900%,  6/1/2027 90,396
97,000 2.850%,  10/1/2029 87,395
Progress Software Corporation,
Convertible
220,000 1.000%,  4/15/2026 239,360
PTC, Inc.
160,000 3.625%,  2/15/2025
f
154,308
145,000 4.000%,  2/15/2028
f
135,498
Rackspace Technology Global,
Inc.
275,000 5.375%,  12/1/2028
f
105,136
S&P Global, Inc.
90,000 2.900%,  3/1/2032 80,348
Salesforce.com, Inc.
249,000 1.950%,  7/15/2031 208,513
Seagate HDD Cayman
475,500 9.625%,  12/1/2032
f
532,877
Semtech Corporation, Convertible
56,000 1.625%,  11/1/2027
f
51,128
Sensata Technologies, Inc.
223,000 3.750%,  2/15/2031
f
195,125
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
100,000 4.625%,  11/1/2026
f
94,000
SS&C Technologies, Inc.
620,000 5.500%,  9/30/2027
f
601,585
Verint Systems, Inc., Convertible
238,000 0.250%,  4/15/2026
h
210,481
VeriSign, Inc.
210,000 4.750%,  7/15/2027 209,471
Viavi Solutions, Inc.
224,000 3.750%,  10/1/2029
f
191,557
Principal
Amount Long-Term Fixed Income (62.4%) Value
Technology (2.2%) - continued
Viavi Solutions, Inc., Convertible
$ 126,000 1.000%,  3/1/2024 $ 127,575
Vishay Intertechnology, Inc.,
Convertible
415,000 2.250%,  6/15/2025 411,922
VMware, Inc.
194,000 1.400%,  8/15/2026 171,592
123,000 2.200%,  8/15/2031 97,380
Xilinx, Inc.
52,000 2.375%,  6/1/2030 45,385
Ziff Davis, Inc., Convertible
441,000 1.750%,  11/1/2026
f
431,078
Total 15,521,989
Transportation (0.9%)
Air Transport Services Group, Inc.,
Convertible
146,000 1.125%,  10/15/2024 138,423
Allegiant Travel Company
176,000 7.250%,  8/15/2027
f
175,208
American Airlines Group, Inc.
67,000 3.750%,  3/1/2025
f,h
61,476
American Airlines, Inc.
395,000 11.750%,  7/15/2025
f
432,146
139,000 7.250%,  2/15/2028
f
135,177
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
654,000 5.500%,  4/20/2026
f
643,609
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
250,000 5.375%,  3/1/2029
f,h
232,106
Canadian Pacific Railway
Company
185,000 1.750%,  12/2/2026 167,691
CSX Corporation
98,000 4.250%,  3/15/2029 96,783
Delta Air Lines, Inc.
117,000 7.000%,  5/1/2025
f
119,939
50,000 7.375%,  1/15/2026 52,027
181,000 4.375%,  4/19/2028 168,167
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
204,138 4.500%,  10/20/2025
f
200,707
ERAC USA Finance, LLC
123,000 3.850%,  11/15/2024
f
120,534
Hawaiian Brand Intellectual
Property, Ltd.
189,000 5.750%,  1/20/2026
f
179,428
Hertz Corporation
184,000 4.625%,  12/1/2026
f
166,612
221,000 5.000%,  12/1/2029
f
183,037
JetBlue Airways Corporation,
Convertible
393,000 0.500%,  4/1/2026 301,431
Mileage Plus Holdings, LLC
210,800 6.500%,  6/20/2027
f
210,122
Norfolk Southern Corporation
136,000 4.450%,  3/1/2033 132,251
Penske Truck Leasing Company,
LP/PTL Finance Corporation
111,000 1.200%,  11/15/2025
f
99,745
96,000 1.700%,  6/15/2026
f
85,762

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Transportation (0.9%) - continued
Rand Parent, LLC
$ 202,000 8.500%,  2/15/2030
f
$ 189,880
Ryder System, Inc.
81,000 2.850%,  3/1/2027 74,473
Southwest Airlines Company
100,000 5.125%,  6/15/2027 99,713
98,000 2.625%,  2/10/2030 82,673
Southwest Airlines Company,
Convertible
552,000 1.250%,  5/1/2025
h
627,072
Union Pacific Corporation
98,000 2.150%,  2/5/2027 90,736
United Airlines, Inc.
219,000 4.375%,  4/15/2026
f
209,520
183,000 4.625%,  4/15/2029
f
165,524
VistaJet Malta Finance plc/XO
Management Holding, Inc.
243,000 6.375%,  2/1/2030
f,h
216,570
XPO Escrow Sub, LLC
233,000 7.500%,  11/15/2027
f
242,320
Total 6,100,862
U.S. Government & Agencies (2.5%)
U.S. Treasury Bonds
2,100,000 3.625%,  2/15/2053 2,084,906
2,200,000 4.000%,  11/15/2052 2,334,750
795,000 1.375%,  11/15/2031 671,030
2,200,000 4.125%,  11/15/2032 2,311,719
2,490,000 3.250%,  5/15/2042 2,297,122
8,460,000 3.375%,  8/15/2042 7,943,147
Total 17,642,674
Utilities (1.4%)
AEP Texas, Inc.
92,000 4.700%,  5/15/2032 89,916
AES Corporation
156,000 3.950%,  7/15/2030
f
139,667
Algonquin Power & Utilities
Corporation
140,000 4.750%,  1/18/2082
b
112,000
Alliant Energy Corporation,
Convertible
81,000 3.875%,  3/15/2026
f
83,707
Ameren Corporation
98,000 1.750%,  3/15/2028 85,180
American Electric Power
Company, Inc.
200,000 3.875%,  2/15/2062
b,h
159,332
139,000 2.031%,  3/15/2024 134,464
98,000 2.300%,  3/1/2030 82,655
44,000 5.625%,  3/1/2033 45,513
Calpine Corporation
211,000 4.500%,  2/15/2028
f
195,728
CenterPoint Energy, Inc.
105,000 2.500%,  9/1/2024 100,421
95,000 1.450%,  6/1/2026 86,090
146,000 2.650%,  6/1/2031 123,596
Constellation Energy Generation,
LLC
90,000 5.800%,  3/1/2033 92,826
Dominion Energy, Inc.
110,000 3.071%,  8/15/2024 106,681
375,000 4.650%,  12/15/2024
b,i
329,452
Principal
Amount Long-Term Fixed Income (62.4%) Value
Utilities (1.4%) - continued
$ 165,000 4.350%,  1/15/2027
b,i
$ 136,497
98,000 3.375%,  4/1/2030 89,074
DTE Energy Company
138,000 4.220%,  11/1/2024 136,446
Duke Energy Corporation
180,000 3.250%,  1/15/2082
b
134,055
110,000 4.875%,  9/16/2024
b,i
105,556
187,000 2.450%,  6/1/2030 159,363
93,000 4.500%,  8/15/2032 89,912
Edison International
118,000 4.950%,  4/15/2025 117,096
180,000 5.000%,  12/15/2026
b,i
149,129
Enel Finance International NV
200,000 1.375%,  7/12/2026
f
178,067
Entergy Corporation
111,000 0.900%,  9/15/2025 99,939
97,000 1.900%,  6/15/2028 84,486
Evergy, Inc.
106,000 2.450%,  9/15/2024 101,524
Eversource Energy
154,000 4.600%,  7/1/2027 154,181
85,000 5.450%,  3/1/2028 88,079
Exelon Corporation
98,000 4.050%,  4/15/2030 93,495
Fells Point Funding Trust
165,000 3.046%,  1/31/2027
f
153,071
ITC Holdings Corporation
93,000 4.950%,  9/22/2027
f
93,543
Jersey Central Power & Light
Company
185,000 2.750%,  3/1/2032
f
154,724
National Rural Utilities Cooperative
Finance Corporation
116,000 3.450%,  6/15/2025 112,942
NextEra Energy Capital Holdings,
Inc.
125,000 3.800%,  3/15/2082
b
103,125
87,000 6.051%,  3/1/2025 88,505
98,000 2.250%,  6/1/2030 82,837
NextEra Energy Operating
Partners, LP
420,000 3.875%,  10/15/2026
f
391,120
NextEra Energy Partners, LP,
Convertible
72,000 Zero Coupon,  6/15/2024
f
66,852
438,000 Zero Coupon,  11/15/2025
f,h
408,654
NiSource, Inc.
220,000 5.650%,  6/15/2023
b,i
206,800
98,000 2.950%,  9/1/2029 87,090
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
f
99,960
128,000 10.250%,  3/15/2028
b,f,i
122,318
147,000 3.375%,  2/15/2029
f
121,674
135,000 5.250%,  6/15/2029
f
125,329
NRG Energy, Inc., Convertible
359,000 2.750%,  6/1/2048 368,873
PG&E Corporation
268,000 5.000%,  7/1/2028 252,925
PPL Capital Funding, Inc.,
Convertible
93,000 2.875%,  3/15/2028
f
93,343
Public Service Enterprise Group,
Inc.
98,000 1.600%,  8/15/2030 78,402

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.4%) Value
Utilities (1.4%) - continued
Sempra Energy
$ 240,000 4.875%,  10/15/2025
b,i
$ 224,775
120,000 3.400%,  2/1/2028 112,716
Southern California Edison
Company
46,000 5.950%,  11/1/2032 49,829
Southern Company
92,000 4.475%,  8/1/2024 90,876
112,000 5.700%,  10/15/2032 117,778
111,000 4.000%,  1/15/2051
b
101,836
317,000 3.750%,  9/15/2051
b
265,912
Southern Company, Convertible
427,000 3.875%,  12/15/2025
f
431,796
TerraForm Power Operating, LLC
395,000 5.000%,  1/31/2028
f
375,265
Vistra Operations Company, LLC
184,000 5.125%,  5/13/2025
f
179,313
382,000 5.000%,  7/31/2027
f
361,181
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 95,223
138,000 4.600%,  6/1/2032 133,974
Total 9,636,688
Total Long-Term Fixed Income
(cost $458,210,278) 433,289,754
Shares Common Stock ( 14.7% ) Value
Communications Services (0.9%)
4,174 Alphabet, Inc., Class A
m
432,969
19,661 Alphabet, Inc., Class C
m
2,044,744
20,648 Comcast Corporation 782,766
17,716 DISH Network Corporation
m
165,290
547 Emerald Holding, Inc.
m
2,035
307 Liberty Latin America, Ltd., Class
A
m
2,551
4,464 Meta Platforms, Inc.
m
946,100
929 Netflix, Inc.
m
320,951
541 Paramount Global 12,070
20,064 QuinStreet, Inc.
m
318,416
9,031 Verizon Communications, Inc. 351,216
3,616 Walt Disney Company
m
362,070
14,132 Warner Bros. Discovery, Inc.
m
213,393
4,674 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
40,509
4,231 Ziff Davis, Inc.
m
330,229
Total 6,325,309
Consumer Discretionary (1.7%)
168 Advance Auto Parts, Inc. 20,431
13,390 Amazon.com, Inc.
m
1,383,053
3,471 Aptiv plc
m
389,412
283 Autoliv, Inc. 26,421
948 Bloomin' Brands, Inc. 24,316
409 Booking Holdings, Inc.
m
1,084,836
143 Boyd Gaming Corporation 9,169
5,369 Cedar Fair, LP 245,310
346 Chipotle Mexican Grill, Inc.
m
591,068
10,052 Clarus Corporation 94,991
16,935 Cooper-Standard Holdings, Inc.
m
241,154
3,118 D.R. Horton, Inc. 304,598
211 Darden Restaurants, Inc. 32,739
1,050 Domino's Pizza, Inc. 346,364
16,710 Everi Holdings, Inc.
m
286,577
585 Expedia Group, Inc.
m
56,763
Shares Common Stock (14.7%) Value
Consumer Discretionary (1.7%) - continued
10,747 Ford Motor Company $ 135,412
6,944 General Motors Company 254,706
2,188 Grand Canyon Education, Inc.
m
249,213
8,054 Harley-Davidson, Inc. 305,810
2,619 Home Depot, Inc. 772,919
2,240 Lowe's Companies, Inc. 447,933
1,318 Lululemon Athletica, Inc.
m
480,002
437 MarineMax, Inc.
m
12,564
1,006 McDonald's Corporation 281,288
2,436 NIKE, Inc. 298,751
112 NVR, Inc.
m
624,085
285 O'Reilly Automotive, Inc.
m
241,959
3,275 Papa John's International, Inc. 245,396
607 Ruth's Hospitality Group, Inc. 9,967
2,238 Skyline Champion Corporation
m
168,365
4,685 Sleep Number Corporation
m
142,471
19,555 Sonos, Inc.
m
383,669
3,243 Sony Group Corporation ADR 293,978
11,024 Stoneridge, Inc.
m
206,149
3,305 Tesla, Inc.
m
685,655
29,897 ThredUp, Inc.
m
75,639
62 Travel + Leisure Company 2,430
470 Ulta Beauty, Inc.
m
256,465
1,391 Under Armour, Inc., Class C
m
11,865
8,160 Zumiez, Inc.
m
150,470
Total 11,874,363
Consumer Staples (0.8%)
4,332 Altria Group, Inc. 193,294
3,711 Archer-Daniels-Midland Company 295,618
4,135 BJ's Wholesale Club Holdings,
Inc.
m
314,549
356 Bunge, Ltd. 34,005
117 Calavo Growers, Inc. 3,366
1,341 Casey's General Stores, Inc. 290,273
682 Coca-Cola Company 42,304
289 Costco Wholesale Corporation 143,595
12,360 Coty, Inc.
m
149,062
600 e.l.f. Beauty, Inc.
m
49,410
845 Edgewell Personal Care Company 35,845
2,443 John B. Sanfilippo & Son, Inc. 236,776
692 Kraft Heinz Company 26,760
93 Kroger Company 4,591
5,022 Lamb Weston Holdings, Inc. 524,899
2,140 Mondelez International, Inc. 149,201
83 PepsiCo, Inc. 15,131
7,656 Philip Morris International, Inc. 744,546
20,815 Primo Water Corporation 319,510
1,468 Procter & Gamble Company 218,277
507 SpartanNash Company 12,574
3,769 Sysco Corporation 291,080
6,863 Turning Point Brands, Inc. 144,123
924 Tyson Foods, Inc. 54,812
3,236 US Foods Holding Corporation
m
119,538
6,201 Walmart, Inc. 914,337
Total 5,327,476
Energy (0.8%)
9,120 BP plc ADR 346,013
496 Cheniere Energy, Inc. 78,170
431 Chevron Corporation 70,322
4,084 ConocoPhillips 405,174
14,047 Devon Energy Corporation 710,919
12,580 Enterprise Products Partners, LP 325,822
235 EOG Resources, Inc. 26,938

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (14.7%) Value
Energy (0.8%) - continued
6,754 Exxon Mobil Corporation $ 740,644
13,822 Halliburton Company 437,328
3,813 Marathon Petroleum Corporation 514,107
25,942 NOV, Inc. 480,186
13,277 Permian Resources Corporation 139,408
75 Phillips 66 7,604
3,368 Pioneer Natural Resources
Company 687,880
12 Schlumberger, Ltd. 589
2,719 Valero Energy Corporation 379,572
6,918 Williams Companies, Inc. 206,571
Total 5,557,247
Financials (2.2%)
24,894 Ally Financial, Inc. 634,548
211 A-Mark Precious Metals, Inc. 7,311
679 American Equity Investment Life
Holding Company 24,777
1,406 American Express Company 231,920
853 Ameriprise Financial, Inc. 261,444
7,616 Arch Capital Group, Ltd.
m
516,898
17,981 Bank of America Corporation 514,257
94 Bank of Marin Bancorp 2,058
5,619 Bank of N.T. Butterfield & Son, Ltd. 151,713
1,495 Berkshire Hathaway, Inc.
m
461,611
2,150 BlackRock TCP Capital
Corporation 22,145
182 BlackRock, Inc. 121,780
2,171 Blackstone Mortgage Trust, Inc. 38,752
13,145 Bridgewater Bancshares, Inc.
m
142,492
10,668 Byline Bancorp, Inc. 230,642
2,273 Capital One Financial Corporation 218,572
5,191 Carlyle Group, Inc. 161,232
604 Cboe Global Markets, Inc. 81,081
1,161 Central Pacific Financial
Corporation 20,782
5,455 Charles Schwab Corporation 285,733
1,975 Chubb, Ltd. 383,506
1,756 Citigroup, Inc. 82,339
8,701 Columbia Banking System, Inc. 186,375
4,372 Comerica, Inc. 189,832
574 Community Trust Bancorp, Inc. 21,783
277 ConnectOne Bancorp, Inc. 4,897
1,435 Customers Bancorp, Inc.
m
26,576
1,631 Discover Financial Services 161,208
1,020 Ellington Residential Mortgage
REIT 7,446
1,469 Encore Capital Group, Inc.
m
74,111
4,849 Enterprise Financial Services
Corporation 216,217
5,693 Equitable Holdings, Inc. 144,545
4,624 Federated Hermes, Inc. 185,607
3,377 Fidelity National Information
Services, Inc. 183,472
166 Financial Institutions, Inc. 3,200
235 First Foundation, Inc. 1,751
130 First Mid-Illinois Bancshares, Inc. 3,539
895 Fiserv, Inc.
m
101,162
177 Flushing Financial Corporation 2,636
623 FS KKR Capital Corporation 11,526
3,206 Glacier Bancorp, Inc. 134,684
1,894 Golub Capital BDC, Inc. 25,683
450 Great Southern Bancorp, Inc. 22,806
1,243 Hanmi Financial Corporation 23,083
6,933 Heartland Financial USA, Inc. 265,950
Shares Common Stock (14.7%) Value
Financials (2.2%) - continued
475 Hometrust Bancshares, Inc. $ 11,680
2,340 Hope Bancorp, Inc. 22,979
2,986 Houlihan Lokey, Inc. 261,245
251 Independent Bank Corporation/MI 4,460
443 Interactive Brokers Group, Inc. 36,574
3,947 Intercontinental Exchange, Inc. 411,633
7,106 J.P. Morgan Chase & Company 925,983
1,975 Kinsale Capital Group, Inc. 592,796
1,826 M&T Bank Corporation 218,335
27 Marsh & McLennan Companies,
Inc. 4,497
3,002 Mastercard, Inc. 1,090,957
288 Mercury General Corporation 9,141
211 Metropolitan Bank Holding
Corporation
m
7,151
2,796 MGIC Investment Corporation 37,522
966 MidWestOne Financial Group, Inc. 23,590
2,693 Morgan Stanley 236,445
56 Mr. Cooper Group, Inc.
m
2,294
3,463 Nasdaq, Inc. 189,322
362 NMI Holdings, Inc.
m
8,083
25 PacWest Bancorp 243
7,969 PayPal Holdings, Inc.
m
605,166
92 Peapack-Gladstone Financial
Corporation 2,725
32 PennyMac Financial Services, Inc. 1,908
74 PNC Financial Services Group,
Inc. 9,405
426 Popular, Inc. 24,457
11,037 Radian Group, Inc. 243,918
3,442 Raymond James Financial, Inc. 321,035
2,887 RLI Corporation 383,711
877 S&P Global, Inc. 302,363
7,545 Seacoast Banking Corporation of
Florida 178,817
3,718 State Street Corporation 281,415
6,094 Synchrony Financial 177,214
653 Synovus Financial Corporation 20,132
631 TPG, Inc. 18,507
4,061 Triumph Financial, Inc.
m
235,782
727 Truist Financial Corporation 24,791
200 TrustCo Bank Corporation NY 6,388
242 U.S. Bancorp 8,724
190 Visa, Inc. 42,837
4,455 Voya Financial, Inc. 318,354
13,371 Wells Fargo & Company 499,808
12,349 Western Alliance Bancorp 438,883
9,114 Zions Bancorp NA 272,782
521 Zurich Insurance Group AG 249,663
Total 15,357,397
Health Care (2.0%)
4,264 Abbott Laboratories 431,773
1,496 ACADIA Pharmaceuticals, Inc.
m
28,155
1,370 Agilent Technologies, Inc. 189,526
7,908 Agiliti, Inc.
m
126,370
1,574 Align Technology, Inc.
m
525,936
1,358 Alkermes plc
m
38,282
363 AmerisourceBergen Corporation 58,120
508 Amgen, Inc. 122,809
6,274 AstraZeneca plc ADR 435,478
7,122 Avantor, Inc.
m
150,559
959 Azenta, Inc.
m
42,791
5,141 Baxter International, Inc. 208,519
872 Biogen, Inc.
m
242,442

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (14.7%) Value
Health Care (2.0%) - continued
339 BioMarin Pharmaceutical, Inc.
m
$ 32,964
2,936 Bio-Techne Corporation 217,822
168 Bristol-Myers Squibb Company 11,644
7,716 Centene Corporation
m
487,728
1,238 Cigna Group 316,346
2,249 CVS Health Corporation 167,123
1,442 Danaher Corporation 363,442
1,567 Dexcom, Inc.
m
182,054
4,216 Edwards Lifesciences
Corporation
m
348,790
1,330 Elevance Health, Inc. 611,547
309 Enanta Pharmaceuticals, Inc.
m
12,496
6,205 Enovis Corporation
m
331,905
733 Evolent Health, Inc.
m
23,786
723 FibroGen, Inc.
m
13,491
4,542 Gilead Sciences, Inc. 376,850
4,047 Halozyme Therapeutics, Inc.
m
154,555
1,087 HCA Healthcare, Inc. 286,620
1,400 Hologic, Inc.
m
112,980
20 Illumina, Inc.
m
4,651
1,450 Insmed, Inc.
m
24,723
894 Insulet Corporation
m
285,150
1,061 Intuitive Surgical, Inc.
m
271,054
4,955 Ionis Pharmaceuticals, Inc.
m
177,092
4,446 Johnson & Johnson 689,130
1,677 Laboratory Corporation of America
Holdings 384,737
3,190 Lantheus Holdings, Inc.
m
263,366
369 LivaNova plc
m
16,081
22,979 Maravai LifeSciences Holdings,
Inc.
m
321,936
388 Medpace Holdings, Inc.
m
72,963
5,713 Medtronic plc 460,582
8,079 Merck & Company, Inc. 859,525
480 Mirati Therapeutics, Inc.
m
17,846
142 Moderna, Inc.
m
21,808
878 Molina Healthcare, Inc.
m
234,856
720 Novo Nordisk AS ADR 114,581
8,462 Pfizer, Inc. 345,250
7,619 Progyny, Inc.
m
244,722
129 RAPT Therapeutics, Inc.
m
2,367
371 Regeneron Pharmaceuticals, Inc.
m
304,840
5,775 Revance Therapeutics, Inc.
m
186,013
1,278 Sarepta Therapeutics, Inc.
m
176,147
9,239 Stevanato Group SPA 239,290
488 Teleflex, Inc. 123,615
1,176 Travere Therapeutics, Inc.
m
26,448
148 UnitedHealth Group, Inc. 69,943
10,922 Viatris, Inc. 105,070
24,768 Viemed Healthcare, Inc.
m
239,259
676 Waters Corporation
m
209,310
2,159 Zimmer Biomet Holdings, Inc. 278,943
1,717 Zoetis, Inc. 285,778
Total 13,709,979
Industrials (2.0%)
837 3M Company 87,977
4,144 Advanced Drainage Systems, Inc. 348,966
9,206 Air Lease Corporation 362,440
2,279 AMETEK, Inc. 331,207
312 Armstrong World Industries, Inc. 22,227
2,780 ASGN, Inc.
m
229,823
14,212 Badger Infrastructure Solutions,
Ltd. 343,654
6,673 Barnes Group, Inc. 268,789
Shares Common Stock (14.7%) Value
Industrials (2.0%) - continued
615 Carlisle Companies, Inc. $ 139,033
119 Caterpillar, Inc. 27,232
7,055 Cimpress plc
m
309,150
682 Cintas Corporation 315,548
16,917 CNH Industrial NV 258,323
1,452 Crane Holdings, Company 164,802
16,512 CSX Corporation 494,369
1,369 Curtiss-Wright Corporation 241,300
242 Deere & Company 99,917
6,635 Delta Air Lines, Inc.
m
231,694
2,120 Emerson Electric Company 184,737
1,169 Expeditors International of
Washington, Inc. 128,730
5,497 Fastenal Company 296,508
4,124 Forward Air Corporation 444,402
754 FTI Consulting, Inc.
m
148,802
1,140 General Dynamics Corporation 260,159
73 Gorman-Rupp Company 1,825
5,090 Greenbrier Companies, Inc. 163,745
5,944 Helios Technologies, Inc. 388,738
9,004 Howmet Aerospace, Inc. 381,500
156 Hubbell, Inc. 37,956
285 Interface, Inc. 2,314
19,608 Janus International Group, Inc.
m
193,335
3,590 Johnson Controls International plc 216,190
425 Kaman Corporation 9,716
1,206 KBR, Inc. 66,390
970 L3Harris Technologies, Inc. 190,353
2,734 Lincoln Electric Holdings, Inc. 462,319
3,910 ManpowerGroup, Inc. 322,692
3,732 Maximus, Inc. 293,708
1,565 Middleby Corporation
m
229,445
5,196 Miller Industries, Inc. 183,679
502 Northrop Grumman Corporation 231,784
1,462 Old Dominion Freight Line, Inc. 498,308
1,509 Parker-Hannifin Corporation 507,190
2,212 Pentair plc 122,257
1,809 Planet Labs PBC
m
7,109
3,502 Quanta Services, Inc. 583,573
3,953 Ritchie Brothers Auctioneers, Inc. 222,514
3,462 Southwest Airlines Company 112,654
8,082 Sun Country Airlines Holdings,
Inc.
m
165,681
3,198 Tennant Company 219,159
5,118 Timken Company 418,243
408 TriNet Group, Inc.
m
32,889
62 TTEC Holdings, Inc. 2,308
11,239 Uber Technologies, Inc.
m
356,276
949 Union Pacific Corporation 190,996
2,293 United Parcel Service, Inc. 444,819
1,992 United Rentals, Inc. 788,354
Total 13,787,808
Information Technology (2.6%)
1,610 Adobe, Inc.
m
620,446
1,180 Adtran Holdings, Inc. 18,715
1,679 Advanced Micro Devices, Inc.
m
164,559
116 Alarm.com Holdings, Inc.
m
5,832
1,593 Amphenol Corporation 130,180
941 ANSYS, Inc.
m
313,165
16,552 Apple, Inc. 2,729,425
1,849 Applied Materials, Inc. 227,113
1,228 Autodesk, Inc.
m
255,620
9,044 BigCommerce Holdings, Inc.
m
80,853
1,496 BILL Holdings, Inc.
m
121,385

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (14.7%) Value
Information Technology (2.6%) - continued
9,718 Ciena Corporation
m
$ 510,389
19,989 Cisco Systems, Inc. 1,044,925
6,126 Cohu, Inc.
m
235,177
3,314 CommScope Holding Company,
Inc.
m
21,110
13,349 Dropbox, Inc.
m
288,605
3,039 Fortinet, Inc.
m
201,972
3,167 Gen Digital, Inc. 54,346
15,321 Gilat Satellite Networks, Ltd.
m
78,444
4,184 Juniper Networks, Inc. 144,013
127 KLA-Tencor Corporation 50,695
14,514 Knowles Corporation
m
246,738
280 Lam Research Corporation 148,434
838 Littelfuse, Inc. 224,659
1,663 Lumentum Holdings, Inc.
m
89,819
4,150 Microchip Technology, Inc. 347,687
11,960 Microsoft Corporation 3,448,068
1,296 NICE, Ltd. ADR
m
296,641
3,999 NVIDIA Corporation 1,110,802
5,399 ON Semiconductor Corporation
m
444,446
132 Paycom Software, Inc.
m
40,129
2,508 Plexus Corporation
m
244,706
6,451 QUALCOMM, Inc. 823,019
774 Rambus, Inc.
m
39,675
2,625 Salesforce, Inc.
m
524,423
7,020 Samsung Electronics Company,
Ltd. 347,146
929 ServiceNow, Inc.
m
431,725
794 Skyworks Solutions, Inc. 93,676
2,269 Splunk, Inc.
m
217,552
4,035 Texas Instruments, Inc. 750,550
4,671 Trimble, Inc.
m
244,854
36,621 TTM Technologies, Inc.
m
494,017
966 Western Digital Corporation
m
36,389
3,182 Wolfspeed, Inc.
m
206,671
2,622 Workiva, Inc.
m
268,519
Total 18,417,314
Materials (0.7%)
206 Albemarle Corporation 45,534
1,918 Allegheny Technologies, Inc.
m
75,684
2,164 AptarGroup, Inc. 255,763
1,449 Ashland, Inc. 148,827
9,365 Axalta Coating Systems, Ltd.
m
283,666
7,795 Ball Corporation 429,583
6,866 Carpenter Technology Corporation 307,322
4,203 CF Industries Holdings, Inc. 304,676
140 Crown Holdings, Inc. 11,580
2,453 Eastman Chemical Company 206,886
429 Freeport-McMoRan, Inc. 17,550
5,179 Ingevity Corporation
m
370,402
31,401 Ivanhoe Mines, Ltd.
m
283,689
562 Linde plc 199,757
1,608 LyondellBasell Industries NV 150,975
2,585 Nucor Corporation 399,305
3,976 PPG Industries, Inc. 531,114
1,746 SSR Mining, Inc. 26,400
4,989 Steel Dynamics, Inc. 564,056
2,191 Tronox Holdings plc 31,507
1,999 United States Lime & Minerals, Inc. 305,227
Total 4,949,503
Real Estate (0.5%)
3,862 Agree Realty Corporation 264,972
Shares Common Stock (14.7%) Value
Real Estate (0.5%) - continued
2,010 Alexandria Real Estate Equities,
Inc. $ 252,436
654 AvalonBay Communities, Inc. 109,911
1,672 Camden Property Trust 175,293
1,629 CBRE Group, Inc.
m
118,608
26,586 Cushman and Wakefield plc
m
280,216
2,216 Digital Realty Trust, Inc. 217,855
164 Equity Residential 9,840
126 Extra Space Storage, Inc. 20,529
19,365 Healthcare Realty Trust, Inc. 374,325
13,819 Host Hotels & Resorts, Inc. 227,875
11,006 Independence Realty Trust, Inc. 176,426
1,072 Kite Realty Group Trust 22,426
586 National Retail Properties, Inc. 25,872
8,737 National Storage Affiliates Trust 365,032
9,627 Pebblebrook Hotel Trust 135,163
1,289 Public Storage, Inc. 389,459
679 SBA Communications Corporation 177,267
Total 3,343,505
Utilities (0.5%)
5,819 Alliant Energy Corporation 310,735
1,445 Black Hills Corporation 91,179
9,920 CenterPoint Energy, Inc. 292,243
3,773 Constellation Energy Corporation 296,180
2,463 Duke Energy Corporation 237,606
6,024 Entergy Corporation 649,026
2,190 Evergy, Inc. 133,853
14,235 NiSource, Inc. 398,011
1,695 NorthWestern Corporation 98,073
706 OGE Energy Corporation 26,588
3,508 Portland General Electric
Company 171,506
3,354 Public Service Enterprise Group,
Inc. 209,457
2,415 Sempra Energy 365,051
2,331 Spire, Inc. 163,496
Total 3,443,004
Total Common Stock
(cost $82,254,925) 102,092,905
Shares
Registered Investment
Companies ( 9.6% ) Value
Unaffiliated  (1.0%)
59,018 Aberdeen Asia-Pacific Income
Fund, Inc. 156,988
23,275 AllianceBernstein Global High
Income Fund, Inc. 226,233
27,863 Allspring Income Opportunities
Fund 176,373
10,650 BlackRock Core Bond Trust 115,446
25,212 BlackRock Corporate High Yield
Fund, Inc. 219,849
20,506 BlackRock Credit Allocation
Income Trust 211,007
3,750 BlackRock Debt Strategies Fund,
Inc. 35,662
18,974 BlackRock Enhanced Global
Dividend Trust 188,412
5,200 BlackRock Enhanced International
Dividend Trust 28,080
2,100 BlackRock Floating Rate Income
Strategies Fund, Inc. 24,570
3,599 BlackRock Income Trust, Inc. 45,311

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (9.6%) Value
Unaffiliated  (1.0%)- continued
11,978 BlackRock Multi-Sector Income
Trust $ 174,759
16,086 Blackstone Strategic Credit Fund
h
171,316
22,216 Eaton Vance Limited Duration
Income Fund 218,828
1,639 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 12,801
16,734 First Trust High Income Long/Short
Fund 189,931
7,744 Invesco Dynamic Credit
Opportunities Fund
c
81,368
19,500 iShares Preferred and Income
Securities ETF 608,790
1,409 Materials Select Sector SPDR
Fund 113,650
45,650 Nuveen Credit Strategies Income
Fund 233,271
6,800 Nuveen Preferred Income
Opportunities Fund 44,744
10,500 Nuveen Quality Preferred Income
Fund II 67,830
20,292 PGIM Global High Yield Fund, Inc. 222,603
18,673 PGIM High Yield Bond Fund, Inc. 227,811
8,534 Pimco Dynamic Income Fund 153,783
13,968 SPDR Bloomberg High Yield Bond
ETF
h
1,296,510
12,103 SPDR Bloomberg Short Term High
Yield Bond ETF 300,638
2,061 Tri-Continental Corporation 54,719
7,850 Vanguard Short-Term Corporate
Bond ETF 598,405
8,900 Virtus Convertible & Income Fund 29,904
12,871 Virtus Dividend, Interest &
Premium Strategy Fund 151,363
2,750 Virtus Equity & Convertible Income
Fund 54,037
28,769 Voya Global Equity Dividend &
Premium Opportunity Fund 146,722
41,861 Western Asset High Income
Opportunity Fund, Inc. 159,490
Total 6,741,204
Affiliated  (8.6%)
6,994,305 Thrivent Core Emerging Markets
Debt Fund 53,156,719
709,265 Thrivent Core International Equity
Fund 6,709,651
Total 59,866,370
Total Registered Investment
Companies (cost $81,097,375) 66,607,574
Shares Preferred Stock ( 1.8% ) Value
Communications Services (0.2%)
25,875 AT&T, Inc., 4.750%
i
550,361
11,250 CenterPoint Energy, Inc.,
Convertible, 3.369% 429,750
4,698 Paramount Global, Convertible,
5.750%
h
140,658
11,250 Telephone and Data Systems, Inc.,
6.000%
i
157,613
Total 1,278,382
Shares Preferred Stock (1.8%) Value
Consumer Non-Cyclical (0.2%)
11,801 Becton, Dickinson and Company,
Convertible, 6.000% $ 586,746
5,137 Boston Scientific Corporation,
Convertible, 5.500% 621,782
4,150 CHS, Inc., 6.750%
b,i
103,750
Total 1,312,278
Energy (0.1%)
28,205 Crestwood Equity Partners, LP,
9.250%
i
262,307
5,300 Energy Transfer, LP, 7.600%
b,i
128,154
5,109 Nustar Logistics, LP, 11.526%
b
129,258
748 UGI Corporation, Convertible,
7.250% 59,518
Total 579,237
Financials (1.0%)
7,525 Aegon Funding Corporation II,
5.100% 162,465
15,500 Allstate Corporation, 5.100%
i
348,285
20,000 Bank of America Corporation,
4.250%
h,i
363,600
550 Bank of America Corporation,
Convertible, 7.250%
i
642,268
14,875 Capital One Financial Corporation,
5.000%
i
299,731
16,200 Equitable Holdings, Inc., 5.250%
i
354,618
425 First Horizon Bank, 5.660%
*,b,i
352,750
17,000 J.P. Morgan Chase & Company,
4.200%
h,i
336,090
9,925 J.P. Morgan Chase & Company,
4.750%
i
214,479
9,600 J.P. Morgan Chase & Company,
5.750%
i
239,136
10,750 KeyCorp, 6.200%
b,i
240,047
9,669 KKR & Company, Inc.,
Convertible, 6.000% 613,498
9,050 Morgan Stanley, 4.250%
i
171,497
16,800 Morgan Stanley, 5.850%
b,i
416,304
11,100 Morgan Stanley, 7.125%
b,i
278,610
17,650 Public Storage, 4.125%
i
327,584
3,775 Public Storage, 4.625%
i
78,898
958 Public Storage, 4.700%
i
20,664
2,700 Regions Financial Corporation,
5.700%
b,i
57,834
2,675 Synovus Financial Corporation,
5.875%
b,i
58,048
14,400 Truist Financial Corporation,
4.750%
h,i
305,136
9,000 U.S. Bancorp, 4.000%
h,i
167,400
15,500 Wells Fargo & Company, 4.250%
i
266,600
763 Wells Fargo & Company,
Convertible, 7.500%
i
897,479
Total 7,213,021
Utilities (0.3%)
6,819 AES Corporation, Convertible,
6.875% 610,369
6,624 American Electric Power
Company, Inc., Convertible,
6.125% 333,518
17,250 CMS Energy Corporation, 4.200%
i
342,412
11,697 NextEra Energy, Inc., Convertible,
6.926% 542,156

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.8%) Value
Utilities (0.3%) - continued
1,234 NiSource, Inc., Convertible,
7.750% $ 128,904
9,200 Southern Company, 4.950% 207,920
Total 2,165,279
Total Preferred Stock
(cost $14,012,716) 12,548,197
Shares
Collateral Held for Securities
Loaned ( 1.5% ) Value
10,184,246 Thrivent Cash Management Trust 10,184,246
Total Collateral Held for
Securities Loaned
(cost $10,184,246) 10,184,246
Shares or
Principal
Amount Short-Term Investments ( 7.8% ) Value
Federal Home Loan Bank Discount
Notes
100,000 4.575%, 4/4/2023
n,o
99,988
500,000 4.550%, 4/5/2023
n,o
499,875
300,000 4.580%, 4/19/2023
n,o
299,400
500,000 4.690%, 5/11/2023
n,o
497,600
600,000 4.690%, 5/12/2023
n,o
597,045
500,000 4.650%, 5/15/2023
n,o
497,349
400,000 4.660%, 5/19/2023
n,o
397,677
700,000 4.720%, 6/21/2023
n,o
692,829
Thrivent Core Short-Term Reserve
Fund
5,011,036 5.190% 50,110,356
U.S. Treasury Bills
200,000 4.646%, 5/11/2023
n,p
199,018
300,000 4.685%, 5/18/2023
n,p
298,245
Total Short-Term Investments
(cost $54,179,683) 54,189,382
Total Investments (cost
$746,112,387) 104.4% $724,699,109
Other Assets and Liabilities, Net
(4.4%) (30,417,336)
Total Net Assets 100.0% $694,281,773
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $138,697,860 or 20.0%
of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2023.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Defaulted security.  Interest is not being accrued.
l All or a portion of the security was earmarked to cover
written options.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Portfolio as of March 31, 2023 was $352,750 or
0.05% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of March 31, 2023.
Security
Acquisition
Date Cost
First Horizon Bank, 5.660%,
3/5/2019 6/21/2017 $ 323,002
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of March 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 8,000,115
Common Stock 2,000,621
Total lending $10,000,736
Gross amount payable upon return of
collateral for securities loaned $10,184,246
Net amounts due to counterparty $183,510

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,021,271 – 1,861,761 159,510
Capital Goods 4,325,340 – 4,012,030 313,310
Communications Services 7,066,398 – 6,574,632 491,766
Consumer Cyclical 8,547,791 – 8,547,791 –
Consumer Non-Cyclical 6,018,031 – 5,863,623 154,408
Energy 1,143,180 – 1,143,180 –
Financials 3,521,913 – 3,521,913 –
Technology 9,775,840 – 9,775,840 –
Transportation 3,002,928 – 3,002,928 –
Utilities 364,359 – 364,359 –
Long-Term Fixed Income
Asset-Backed Securities 42,420,481 – 42,420,481 –
Basic Materials 7,757,827 – 7,757,827 –
Capital Goods 15,771,578 – 15,771,578 –
Collateralized Mortgage Obligations 27,333,999 – 27,333,999 –
Commercial Mortgage-Backed Securities 3,946,717 – 2,939,767 1,006,950
Communications Services 18,296,566 – 18,296,566 –
Consumer Cyclical 27,120,660 – 27,120,660 –
Consumer Non-Cyclical 22,165,356 – 22,165,356 –
Energy 19,916,425 – 19,916,425 –
Financials 55,878,802 – 55,878,802 –
Foreign Government 143,413 – 143,413 –
Mortgage-Backed Securities 143,635,717 – 143,635,717 –
Technology 15,521,989 – 15,521,989 –
Transportation 6,100,862 – 6,100,862 –
U.S. Government & Agencies 17,642,674 – 17,642,674 –
Utilities 9,636,688 – 9,636,688 –
Common Stock
Communications Services 6,325,309 6,284,800 40,509 –
Consumer Discretionary 11,874,363 11,874,363 – –
Consumer Staples 5,327,476 5,327,476 – –
Energy 5,557,247 5,557,247 – –
Financials 15,357,397 15,107,734 249,663 –
Health Care 13,709,979 13,709,979 – –
Industrials 13,787,808 13,444,154 343,654 –
Information Technology 18,417,314 18,070,168 347,146 –
Materials 4,949,503 4,665,814 283,689 –
Real Estate 3,343,505 3,343,505 – –
Utilities 3,443,004 3,443,004 – –
Preferred Stock
Communications Services 1,278,382 848,632 429,750 –
Consumer Non-Cyclical 1,312,278 1,312,278 – –
Energy 579,237 579,237 – –
Financials 7,213,021 6,860,271 352,750 –
Utilities 2,165,279 2,165,279 – –
Registered Investment Companies
Unaffiliated 6,741,204 6,659,836 – 81,368
Short-Term Investments 4,079,026 – 4,079,026 –
Subtotal Investments in Securities $604,538,137 $119,253,777 $483,077,048 $ 2,207,312
Other Investments  * Total
Affiliated Registered Investment Companies 59,866,370
Affiliated Short-Term Investments 50,110,356
Collateral Held for Securities Loaned 10,184,246
Subtotal Other Investments $120,160,972
Total Investments at Value $724,699,109

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
MSC
-
Morgan Stanley & Company
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,164,052 3,164,052 – –
Total Asset Derivatives $3,164,052 $3,164,052 $– $–
Liability Derivatives
Futures Contracts 114,040 114,040 – –
Call Options Written 428 – – 428
Credit Default Swaps 49,439 – 49,439 –
Total Liability Derivatives $163,907 $114,040 $49,439 $428
The following table presents Diversified Income Plus Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling
$3,581,763 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 2 June 2023 $ 223,443 $ 6,401
CBOT U.S. Long Bond 136 June 2023 17,082,198 755,052
CME E-mini S&P 500 Index 84 June 2023 16,612,311 766,239
CME Ultra Long Term U.S. Treasury Bond 171 June 2023 23,158,976 973,399
ICE mini MSCI EAFE Index 132 June 2023 13,472,324 364,576
ICE US mini MSCI Emerging Markets Index 39 June 2023 1,882,727 58,498
Ultra 10-Yr. U.S. Treasury Note 24 June 2023 2,811,003 96,372
Total Futures Long Contracts $ 75,242,982 $ 3,020,537
CBOT 5-Yr. U.S. Treasury Note (46) June 2023 ( $ 4,933,739) ( $ 103,621)
CME E-mini Russell 2000 Index (189) June 2023 (17,281,090) 143,515
CME E-mini S&P Mid-Cap 400 Index (8) June 2023 (2,013,340) (10,419)
Total Futures Short Contracts ( $ 24,228,169) $ 29,475
Total Futures Contracts $ 51,014,813 $3,050,012
The following table presents Diversified Income Plus Portfolio's options contracts held as of March 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (13.60) $ 99.75 April 2023 ( $ 13,325,223) ( $ 428) $ 43,134
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($428) $43,134
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Diversified Income Plus Portfolio's swaps contracts held as of March 31, 2023. Investments totaling $497,263 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 3,810,000 $ – ( $ 49,439) ( $ 49,439)
Total Credit Default Swaps $– ($49,439) ($ 49,439)
1 As the buyer of protection, Diversified Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $59,518 $824 $7,400 $53,157 6,994 7.6%
Core International Equity 15,745 – 10,001 6,709 709 1.0
Total Affiliated Registered Investment
Companies 75,263 59,866 8.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% 66,018 77,351 93,259 50,110 5,011 7.2
Total Affiliated Short-Term Investments 66,018 50,110 7.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,289 23,760 20,865 10,184 10,184 1.5
Total Collateral Held for Securities Loaned 7,289 10,184 1.5
Total Value $148,570 $120,160

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($2,164) $2,379 $ – $823
Core International Equity (144) 1,109 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% – – – 643
Total Income/Non Income Cash from Affiliated
Investments $1,466
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 33
Total Affiliated Income from Securities Loaned, Net $33
Total Value ($2,308) $3,488 $ –

ESG Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.2% ) Value
Communications Services (8.3%)
11,031 Alphabet, Inc., Class A
a
$ 1,144,246
10,116 Alphabet, Inc., Class C
a
1,052,064
9 Cable One, Inc. 6,318
511 Electronic Arts, Inc. 61,550
81 John Wiley and Sons, Inc. 3,140
298 Liberty Global plc, Class A
a
5,811
482 Liberty Global plc, Class C
a
9,823
1,699 Lumen Technologies, Inc. 4,502
308 New York Times Company 11,975
380 Omnicom Group, Inc. 35,849
54 Scholastic Corporation 1,848
7,756 Verizon Communications, Inc. 301,631
3,367 Walt Disney Company
a
337,138
4,255 Warner Bros. Discovery, Inc.
a
64,250
483 ZoomInfo Technologies, Inc.
a
11,935
Total 3,052,080
Consumer Discretionary (10.0%)
499 Aptiv plc
a
55,983
425 Aramark 15,215
154 Autoliv, Inc. 14,377
60 AutoNation, Inc.
a
8,062
374 Best Buy Company, Inc. 29,273
72 Booking Holdings, Inc.
a
190,974
432 BorgWarner, Inc. 21,216
57 Buckle, Inc. 2,034
238 Capri Holdings, Ltd.
a
11,186
296 CarMax, Inc.
a
19,027
64 Choice Hotels International, Inc. 7,500
66 Columbia Sportswear Company 5,956
225 Darden Restaurants, Inc. 34,911
49 Deckers Outdoor Corporation
a
22,028
66 Domino's Pizza, Inc. 21,771
40 Ethan Allen Interiors, Inc. 1,098
160 Foot Locker, Inc. 6,350
477 GameStop Corporation
a,b
10,981
373 Gap, Inc. 3,745
282 Garmin, Ltd. 28,459
647 Hanesbrands, Inc. 3,403
258 Harley-Davidson, Inc. 9,796
242 Hasbro, Inc. 12,993
499 Hilton Worldwide Holdings, Inc. 70,294
1,881 Home Depot, Inc. 555,121
40 Jack in the Box, Inc. 3,504
215 Kohl's Corporation 5,061
81 La-Z-Boy, Inc. 2,355
469 LKQ Corporation 26,620
1,117 Lowe's Companies, Inc. 223,366
760 Lucid Group, Inc.
a
6,110
497 Marriott International, Inc. 82,522
643 Mattel, Inc.
a
11,838
1,352 McDonald's Corporation 378,033
67 Meritage Homes Corporation 7,823
96 Mohawk Industries, Inc.
a
9,621
725 Newell Brands, Inc. 9,019
2,326 NIKE, Inc. 285,261
202 Nordstrom, Inc. 3,287
81 ODP Corporation
a
3,643
72 Pool Corporation 24,656
120 PVH Corporation 10,699
577 Rivian Automotive, Inc.
a
8,932
423 Royal Caribbean Cruises, Ltd.
a
27,622
87 Signet Jewelers, Ltd. 6,767
2,120 Starbucks Corporation 220,756
4,957 Tesla, Inc.
a
1,028,379
Shares Common Stock (96.2%) Value
Consumer Discretionary (10.0%) - continued
257 Topgolf Callaway Brands
Corporation
a
$ 5,556
204 Tractor Supply Company 47,948
95 Ulta Beauty, Inc.
a
51,839
344 Under Armour, Inc., Class A
a
3,265
377 Under Armour, Inc., Class C
a
3,216
74 Vail Resorts, Inc. 17,292
613 VF Corporation 14,044
100 Whirlpool Corporation 13,202
149 Wolverine World Wide, Inc. 2,540
Total 3,706,529
Consumer Staples (8.0%)
1,015 Archer-Daniels-Midland Company 80,855
280 Bunge, Ltd. 26,746
390 Campbell Soup Company 21,442
447 Church & Dwight Company, Inc. 39,519
226 Clorox Company 35,762
7,587 Coca-Cola Company 470,622
1,465 Colgate-Palmolive Company 110,095
886 Conagra Brands, Inc. 33,278
300 Darling Ingredients, Inc.
a
17,520
427 Estee Lauder Companies, Inc. 105,238
1,094 General Mills, Inc. 93,493
172 Hain Celestial Group, Inc.
a
2,950
550 Hormel Foods Corporation 21,934
120 Ingredion, Inc. 12,208
196 J.M. Smucker Company 30,845
468 Kellogg Company 31,337
1,439 Keurig Dr. Pepper, Inc. 50,768
623 Kimberly-Clark Corporation 83,619
1,354 Kraft Heinz Company 52,359
1,249 Kroger Company 61,663
264 Lamb Weston Holdings, Inc. 27,593
459 McCormick & Company, Inc. 38,193
2,518 Mondelez International, Inc. 175,555
2,544 PepsiCo, Inc. 463,771
4,376 Procter & Gamble Company 650,668
936 Sysco Corporation 72,287
850 Target Corporation 140,786
103 United Natural Foods, Inc.
a
2,714
Total 2,953,820
Energy (1.7%)
1,859 Baker Hughes Company 53,651
413 Cheniere Energy, Inc. 65,089
87 Core Laboratories NV 1,918
1,677 Halliburton Company 53,060
278 HF Sinclair Corporation 13,450
866 Marathon Petroleum Corporation 116,763
715 NOV, Inc. 13,235
822 ONEOK, Inc. 52,230
873 Phillips 66 88,505
785 TechnipFMC plc
a
10,715
712 Valero Energy Corporation 99,395
2,241 Williams Companies, Inc. 66,916
Total 634,927
Financials (12.1%)
490 Allstate Corporation 54,297
552 Ally Financial, Inc. 14,070
1,171 American Express Company 193,156
197 Ameriprise Financial, Inc. 60,380
389 Arthur J. Gallagher & Company 74,420
73 Bank of Hawaii Corporation 3,802

ESG Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.2%) Value
Financials (12.1%) - continued
1,418 Bank of New York Mellon
Corporation $ 64,434
277 BlackRock, Inc. 185,346
130 Cathay General Bancorp 4,488
2,683 Charles Schwab Corporation 140,536
767 Chubb, Ltd. 148,936
911 Citizens Financial Group, Inc. 27,667
664 CME Group, Inc. 127,169
241 Comerica, Inc. 10,464
502 Discover Financial Services 49,618
690 Equitable Holdings, Inc. 17,519
70 FactSet Research Systems, Inc. 29,056
1,096 Fidelity National Information
Services, Inc. 59,546
336 First Republic Bank 4,701
558 Franklin Resources, Inc. 15,033
587 Hartford Financial Services Group,
Inc. 40,908
2,666 Huntington Bancshares, Inc. 29,859
1,032 Intercontinental Exchange, Inc. 107,627
100 International Bancshares
Corporation 4,282
637 Invesco, Ltd. 10,447
1,718 KeyCorp 21,509
302 Lincoln National Corporation 6,786
376 Loews Corporation 21,816
319 M&T Bank Corporation 38,143
70 MarketAxess Holdings, Inc. 27,390
917 Marsh & McLennan Companies,
Inc. 152,726
1,585 Mastercard, Inc. 576,005
305 Moody's Corporation 93,336
2,341 Morgan Stanley 205,540
638 Nasdaq, Inc. 34,879
1,250 New York Community Bancorp,
Inc. 11,300
365 Northern Trust Corporation 32,167
545 Old National Bancorp 7,859
2,000 PayPal Holdings, Inc.
a
151,880
745 PNC Financial Services Group,
Inc. 94,689
452 Principal Financial Group, Inc. 33,593
1,081 Progressive Corporation 154,648
683 Prudential Financial, Inc. 56,511
1,729 Regions Financial Corporation 32,090
615 S&P Global, Inc. 212,034
675 State Street Corporation 51,091
832 Synchrony Financial 24,195
415 T. Rowe Price Group, Inc. 46,854
433 Travelers Companies, Inc. 74,221
2,450 Truist Financial Corporation 83,545
3,007 Visa, Inc. 677,958
180 Voya Financial, Inc. 12,863
726 Western Union Company 8,095
200 Willis Towers Watson plc 46,476
280 Zions Bancorp NA 8,380
Total 4,476,340
Health Care (11.7%)
3,266 AbbVie, Inc. 520,502
544 Agilent Technologies, Inc. 75,257
136 Align Technology, Inc.
a
45,443
286 AmerisourceBergen Corporation 45,791
985 Amgen, Inc. 238,124
524 Becton, Dickinson and Company 129,711
Shares Common Stock (96.2%) Value
Health Care (11.7%) - continued
267 Biogen, Inc.
a
$ 74,234
341 BioMarin Pharmaceutical, Inc.
a
33,159
288 Bio-Techne Corporation 21,367
3,923 Bristol-Myers Squibb Company 271,903
484 Cardinal Health, Inc. 36,542
1,050 Centene Corporation
a
66,371
565 Cigna Group 144,374
91 Cooper Companies, Inc. 33,976
1,277 Danaher Corporation 321,855
101 DaVita, Inc.
a
8,192
405 Dentsply Sirona, Inc. 15,908
713 Dexcom, Inc.
a
82,836
1,139 Edwards Lifesciences Corporation
a
94,230
441 Elevance Health, Inc. 202,776
2,316 Gilead Sciences, Inc. 192,159
392 HCA Healthcare, Inc. 103,363
250 Henry Schein, Inc.
a
20,385
454 Hologic, Inc.
a
36,638
234 Humana, Inc. 113,598
153 IDEXX Laboratories, Inc.
a
76,512
290 Illumina, Inc.
a
67,440
127 Insulet Corporation
a
40,508
343 IQVIA Holding, Inc.
a
68,219
115 Jazz Pharmaceuticals, Inc.
a
16,828
164 Laboratory Corporation of America
Holdings 37,625
4,682 Merck & Company, Inc. 498,118
41 Mettler-Toledo International, Inc.
a
62,739
160 Patterson Companies, Inc. 4,283
143 Pediatrix Medical Group, Inc.
a
2,132
210 Quest Diagnostics, Inc. 29,711
270 ResMed, Inc. 59,127
199 Select Medical Holdings
Corporation 5,144
185 STERIS plc 35,387
296 Teladoc Health, Inc.
a
7,666
474 Vertex Pharmaceuticals, Inc.
a
149,343
111 Waters Corporation
a
34,369
136 West Pharmaceutical Services,
Inc. 47,120
860 Zoetis, Inc. 143,138
Total 4,314,103
Industrials (8.9%)
1,021 3M Company 107,317
234 A.O. Smith Corporation 16,181
158 ACCO Brands Corporation 841
60 Acuity Brands, Inc. 10,964
117 AGCO Corporation 15,818
198 Air Lease Corporation 7,795
161 Allegion plc 17,184
72 Applied Industrial Technologies,
Inc. 10,233
47 ArcBest Corporation 4,344
94 ASGN, Inc.
a
7,771
766 Automatic Data Processing, Inc. 170,535
42 Avis Budget Group, Inc.
a
8,182
270 Builders FirstSource, Inc.
a
23,971
217 C.H. Robinson Worldwide, Inc. 21,563
1,546 Carrier Global Corporation 70,730
961 Caterpillar, Inc. 219,915
788 Copart, Inc.
a
59,266
3,883 CSX Corporation 116,257
260 Cummins, Inc. 62,109
530 Deere & Company 218,826

ESG Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.2%) Value
Industrials (8.9%) - continued
293 Delta Air Lines, Inc.
a
$ 10,232
76 Deluxe Corporation 1,216
259 Dover Corporation 39,352
732 Eaton Corporation plc 125,421
88 EMCOR Group, Inc. 14,308
294 Expeditors International of
Washington, Inc. 32,375
97 Exponent, Inc. 9,670
1,060 Fastenal Company 57,176
383 Ferguson plc 51,226
240 Flowserve Corporation 8,160
621 Fortive Corporation 42,334
241 Fortune Brands Innovations, Inc. 14,154
312 Graco, Inc. 22,779
85 Granite Construction, Inc. 3,492
34 Heidrick & Struggles International,
Inc. 1,032
78 HNI Corporation 2,172
36 ICF International, Inc. 3,949
140 IDEX Corporation 32,344
567 Illinois Tool Works, Inc. 138,036
748 Ingersoll - Rand, Inc. 43,519
107 Interface, Inc. 869
153 JB Hunt Transport Services, Inc. 26,845
1,265 Johnson Controls International plc 76,178
59 Kelly Services, Inc. 979
280 Knight-Swift Transportation
Holdings, Inc. 15,842
60 Lennox International, Inc. 15,077
102 Lincoln Electric Holdings, Inc. 17,248
95 ManpowerGroup, Inc. 7,840
414 Masco Corporation 20,584
370 MDU Resources Group, Inc. 11,278
95 Middleby Corporation
a
13,928
428 Norfolk Southern Corporation 90,736
173 Owens Corning, Inc. 16,573
960 PACCAR, Inc. 70,272
237 Parker-Hannifin Corporation 79,658
307 Pentair plc 16,968
263 Quanta Services, Inc. 43,826
57 Resources Connection, Inc. 972
201 Robert Half International, Inc. 16,195
212 Rockwell Automation, Inc. 62,211
94 Ryder System, Inc. 8,389
289 Sensata Technologies Holding plc 14,456
98 Snap-On, Inc. 24,195
274 Southwest Airlines Company 8,916
272 Stanley Black & Decker, Inc. 21,918
143 Steelcase, Inc. 1,204
33 Tennant Company 2,262
99 Tetra Tech, Inc. 14,544
121 Timken Company 9,888
426 Trane Technologies plc 78,375
353 TransUnion 21,935
62 TrueBlue, Inc.
a
1,104
162 U-Haul Holding Company 8,400
1,135 Union Pacific Corporation 228,430
1,348 United Parcel Service, Inc. 261,499
128 United Rentals, Inc. 50,657
84 W.W. Grainger, Inc. 57,860
320 Wabtec Corporation 32,339
332 Xylem, Inc. 34,760
Total 3,307,959
Shares Common Stock (96.2%) Value
Information Technology (28.4%)
1,164 Accenture plc $ 332,683
860 Adobe, Inc.
a
331,418
2,978 Advanced Micro Devices, Inc.
a
291,874
290 Akamai Technologies, Inc.
a
22,707
941 Analog Devices, Inc. 185,584
160 ANSYS, Inc.
a
53,248
1,589 Applied Materials, Inc. 195,177
399 Autodesk, Inc.
a
83,056
288 Black Knight, Inc.
a
16,577
507 Cadence Design Systems, Inc.
a
106,516
7,587 Cisco Systems, Inc. 396,610
323 Cognex Corporation 16,005
951 Cognizant Technology Solutions
Corporation 57,944
377 CommScope Holding Company,
Inc.
a
2,402
1,482 Corning, Inc. 52,285
479 Dell Technologies, Inc. 19,261
109 F5, Inc.
a
15,880
46 Fair Isaac Corporation
a
32,324
176 First Solar, Inc.
a
38,280
845 Flex, Ltd.
a
19,444
1,231 Fortinet, Inc.
a
81,812
1,100 Gen Digital, Inc. 18,876
145 Guidewire Software, Inc.
a
11,897
2,394 Hewlett Packard Enterprise
Company 38,136
1,858 HP, Inc. 54,532
85 HubSpot, Inc.
a
36,444
7,622 Intel Corporation 249,011
1,670 International Business Machines
Corporation 218,920
493 Intuit, Inc. 219,794
82 Itron, Inc.
a
4,547
329 Keysight Technologies, Inc.
a
53,127
252 Lam Research Corporation 133,590
1,015 Microchip Technology, Inc. 85,037
13,079 Microsoft Corporation 3,770,676
309 Motorola Solutions, Inc. 88,414
4,543 NVIDIA Corporation 1,261,909
479 NXP Semiconductors NV 89,322
278 Okta, Inc.
a
23,975
798 ON Semiconductor Corporation
a
65,691
2,988 Oracle Corporation 277,645
95 Paycom Software, Inc.
a
28,881
206 PTC, Inc.
a
26,415
143 RingCentral, Inc.
a
4,386
196 Roper Industries, Inc. 86,375
1,847 Salesforce, Inc.
a
368,994
364 Seagate Technology Holdings plc 24,068
374 ServiceNow, Inc.
a
173,805
297 Skyworks Solutions, Inc. 35,040
297 Splunk, Inc.
a
28,476
282 Synopsys, Inc.
a
108,923
588 TE Connectivity, Ltd. 77,116
189 Teradata Corporation
a
7,613
1,676 Texas Instruments, Inc. 311,753
455 Trimble, Inc.
a
23,851
392 VMware, Inc.
a
48,941
371 Workday, Inc.
a
76,626
216 Xerox Holdings Corporation 3,326
95 Zebra Technologies Corporation
a
30,210
Total 10,517,429

ESG Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.2%) Value
Materials (2.7%)
410 Air Products and Chemicals, Inc. $ 117,756
216 Albemarle Corporation 47,745
149 Avery Dennison Corporation 26,661
415 Axalta Coating Systems, Ltd.
a
12,570
577 Ball Corporation 31,799
63 Compass Minerals International,
Inc. 2,160
471 Ecolab, Inc. 77,965
98 H.B. Fuller Company 6,708
470 International Flavors & Fragrances,
Inc. 43,221
912 Linde plc 324,161
63 Minerals Technologies, Inc. 3,806
634 Mosaic Company 29,088
1,458 Newmont Corporation 71,471
432 PPG Industries, Inc. 57,707
43 Schnitzer Steel Industries, Inc. 1,337
267 Sealed Air Corporation 12,258
455 Sherwin-Williams Company 102,270
184 Sonoco Products Company 11,224
Total 979,907
Real Estate (3.3%)
860 American Tower Corporation 175,732
211 Anywhere Real Estate, Inc.
a
1,114
257 AvalonBay Communities, Inc. 43,191
273 Boston Properties, Inc. 14,775
583 CBRE Group, Inc.
a
42,448
206 Corporate Office Properties Trust 4,884
800 Crown Castle, Inc. 107,072
531 Digital Realty Trust, Inc. 52,203
171 Equinix, Inc. 123,298
663 Equity Residential 39,780
134 Federal Realty Investment Trust 13,243
996 Healthpeak Properties, Inc. 21,882
1,306 Host Hotels & Resorts, Inc. 21,536
534 Iron Mountain, Inc. 28,254
88 Jones Lang LaSalle, Inc.
a
12,803
383 Macerich Company 4,060
148 PotlatchDeltic Corporation 7,326
1,705 Prologis, Inc. 212,733
199 SBA Communications Corporation 51,953
604 Simon Property Group, Inc. 67,630
597 UDR, Inc. 24,513
736 Ventas, Inc. 31,906
873 Welltower, Inc. 62,585
1,360 Weyerhaeuser Company 40,977
Total 1,205,898
Utilities (1.1%)
334 American Water Works Company,
Inc. 48,928
257 Atmos Energy Corporation 28,877
134 Avista Corporation 5,688
652 Consolidated Edison, Inc. 62,377
460 Essential Utilities, Inc. 20,079
643 Eversource Energy 50,321
1,835 Exelon Corporation 76,868
176 New Jersey Resources
Corporation 9,363
81 Ormat Technologies, Inc. 6,866
581 Sempra Energy 87,824
Shares Common Stock (96.2%) Value
Utilities (1.1%) - continued
388 UGI Corporation $ 13,487
Total 410,678
Total Common Stock
(cost $34,868,415) 35,559,670
Shares
Registered Investment
Companies ( 2.6% ) Value
Unaffiliated  (2.6%)
12,498 iShares MSCI KLD 400 Social ETF 974,719
Total 974,719
Total Registered Investment
Companies (cost $883,274) 974,719
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
9,200 Thrivent Cash Management Trust 9,200
Total Collateral Held for
Securities Loaned
(cost $9,200) 9,200
Shares or
Principal
Amount Short-Term Investments ( 1.0% ) Value
Federal Home Loan Bank Discount
Notes
100,000 4.730%, 6/21/2023
c,d
98,976
Thrivent Core Short-Term Reserve
Fund
27,130 5.190% 271,302
Total Short-Term Investments
(cost $370,238) 370,278
Total Investments (cost
$36,131,127) 99.8% $36,913,867
Other Assets and Liabilities, Net
0.2% 56,963
Total Net Assets 100.0% $36,970,830
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
March 31, 2023:
Securities Lending Transactions
Common Stock $ 9,208
Total lending $9,208
Gross amount payable upon return of
collateral for securities loaned $9,200
Net amounts due to counterparty $(8)
Definitions:
ETF - Exchange Traded Fund

ESG Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,052,080 3,052,080 – –
Consumer Discretionary 3,706,529 3,706,529 – –
Consumer Staples 2,953,820 2,953,820 – –
Energy 634,927 634,927 – –
Financials 4,476,340 4,476,340 – –
Health Care 4,314,103 4,314,103 – –
Industrials 3,307,959 3,307,959 – –
Information Technology 10,517,429 10,517,429 – –
Materials 979,907 979,907 – –
Real Estate 1,205,898 1,205,898 – –
Utilities 410,678 410,678 – –
Registered Investment Companies
Unaffiliated 974,719 974,719 – –
Short-Term Investments 98,976 – 98,976 –
Subtotal Investments in Securities $36,633,365 $36,534,389 $98,976 $–
Other Investments  * Total
Affiliated Short-Term Investments 271,302
Collateral Held for Securities Loaned 9,200
Subtotal Other Investments $280,502
Total Investments at Value $36,913,867
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 16,432 16,432 – –
Total Asset Derivatives $16,432 $16,432 $– $–
The following table presents ESG Index Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling $98,976 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 18 June 2023 $ 355,966 $ 16,432
Total Futures Long Contracts $ 355,966 $ 16,432
Total Futures Contracts $ 355,966 $16,432

ESG Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $1,825 $1,554 $271 27 0.7%
Total Affiliated Short-Term Investments – 271 0.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8 42 41 9 9 <0.1
Total Collateral Held for Securities Loaned 8 9 <0.1
Total Value $8 $280
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $2
Total Income/Non Income Cash from Affiliated
Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 75.0% ) Value
Communications Services (4.6%)
173,770 Alphabet, Inc., Class C
a
$ 18,072,080
8,711 Altice USA, Inc.
a
29,792
5,758 AMC Networks, Inc.
a
101,226
261,370 Auto Trader Group plc
b
1,993,640
4,637 BCE, Inc. 207,713
33,551 Bollore SA 207,401
40 Cable One, Inc. 28,080
36,963 Carsales.com, Ltd. 552,413
2,937 Cogeco Communications, Inc. 143,058
104,578 Comcast Corporation 3,964,552
1,945 DISH Network Corporation
a
18,147
407 Electronic Arts, Inc. 49,023
3,457 Emerald Holding, Inc.
a
12,860
636 EverQuote, Inc.
a
8,840
2,810 iHeartMedia, Inc.
a
10,959
8,337 Imax Corporation
a
159,904
3,718 Interpublic Group of Companies,
Inc. 138,458
7,698 Ipsos SA 477,140
56,100 KDDI Corporation 1,729,999
633 Liberty Broadband Corporation,
Class C
a
51,716
9,248 Liberty Global plc, Class A
a
180,336
1,585 Liberty Latin America, Ltd., Class
A
a
13,171
536 Liberty Latin America, Ltd., Class
C
a
4,427
2,827 Live Nation Entertainment, Inc.
a
197,890
38,903 Lumen Technologies, Inc. 103,093
2,112 Match Group, Inc.
a
81,080
105,243 Mediaset Espana Comunicacion
SA
a
343,551
44,723 Meta Platforms, Inc.
a
9,478,593
91,986 Moneysupermarket.com Group plc 282,549
11,830 Netflix, Inc.
a
4,087,028
2,102 New York Times Company 81,726
421 Nine Entertainment Company
Holdings, Ltd. 560
39,300 Nintendo Company, Ltd. 1,526,475
3,140 Omnicom Group, Inc. 296,228
19,970 Publicis Groupe SA 1,558,861
27,818 QuinStreet, Inc.
a
441,472
6,438 REA Group, Ltd. 600,300
959 ROBLOX Corporation
a
43,136
21,214 Rogers Communications, Inc. 983,237
301 SciPlay Corporation
a
5,105
891 Scout24 SE
b
52,996
37,179 SEEK, Ltd. 601,002
4,097 Sinclair Broadcast Group, Inc. 70,304
45,600 SoftBank Group Corporation 1,792,696
1,061 TechTarget, Inc.
a
38,323
11,752 Telefonica SA 50,614
5,726 Telenet Group Holding NV 130,215
6,494 Telephone and Data Systems, Inc. 68,252
2,413 Trade Desk, Inc.
a
146,976
1,062 Tripadvisor, Inc.
a
21,091
43,700 TV Asahi Holdings Corporation 498,044
106,738 Verizon Communications, Inc. 4,151,041
179,795 Warner Bros. Discovery, Inc.
a
2,714,904
154 Yelp, Inc.
a
4,728
368,400 Z Holdings Corporation 1,044,580
14,442 Ziff Davis, Inc.
a
1,127,198
1,557 ZipRecruiter, Inc.
a
24,819
Shares Common Stock (75.0%) Value
Communications Services (4.6%) - continued
25,613 ZoomInfo Technologies, Inc.
a
$ 632,897
Total 61,436,499
Consumer Discretionary (8.7%)
4,474 2U, Inc.
a
30,647
2,231 Advance Auto Parts, Inc. 271,312
110,518 Amazon.com, Inc.
a
11,415,404
856 American Axle & Manufacturing
Holdings, Inc.
a
6,685
26,839 Aptiv plc
a
3,011,067
105,007 Aristocrat Leisure, Ltd. 2,625,435
4,925 Autoliv, Inc. 459,798
79 AutoNation, Inc.
a
10,614
65,592 B&M European Value Retail SA 390,781
4,783 Bayerische Motoren Werke AG 524,213
1,300 Beazer Homes USA, Inc.
a
20,644
2,848 Best Buy Company, Inc. 222,913
2,774 Bloomin' Brands, Inc. 71,153
1,647 Booking Holdings, Inc.
a
4,368,519
468 Brunello Cucinelli SPA 46,434
1,310 Brunswick Corporation 107,420
680 Buckle, Inc. 24,269
3,868 Burlington Stores, Inc.
a
781,723
2,755 Cedar Fair, LP 125,876
2,870 Cheesecake Factory, Inc. 100,594
571 Chegg, Inc.
a
9,307
3,324 Chico's FAS, Inc.
a
18,282
2,013 Chipotle Mexican Grill, Inc.
a
3,438,788
14,100 Chiyoda Company, Ltd. 86,845
442 Chuy's Holdings, Inc.
a
15,846
440 Citi Trends, Inc.
a
8,369
40,087 Clarus Corporation 378,822
207 Columbia Sportswear Company 18,680
13,599 Compagnie Financiere Richemont
SA 2,180,683
10,553 Compass Group plc 265,212
3,942 Container Store Group, Inc.
a
13,521
15,797 Cooper-Standard Holdings, Inc.
a
224,949
3,941 Culp, Inc. 20,493
38,218 D.R. Horton, Inc. 3,733,516
458 Darden Restaurants, Inc. 71,063
900 Denso Corporation 50,803
5,145 Designer Brands, Inc. 44,967
558 D'ieteren Group 108,577
5,425 Domino's Pizza, Inc. 1,789,545
955 Dorman Products, Inc.
a
82,378
1,012 Duolingo, Inc.
a
144,301
6,794 eBay, Inc. 301,450
27,518 Entain plc 427,356
65,736 Everi Holdings, Inc.
a
1,127,372
584 Evolution Gaming Group AB
b
78,243
600 Fast Retailing Company, Ltd. 131,348
9,886 Ferrari NV 2,678,957
8,514 Five Below, Inc.
a
1,753,629
1,455 Flutter Entertainment plc
a
264,770
3,241 Foot Locker, Inc. 128,635
126,991 Ford Motor Company 1,600,087
819 Fox Factory Holding Corporation
a
99,402
10,263 Gap, Inc. 103,041
979 Garmin, Ltd. 98,801
6,215 Gentex Corporation 174,206
127,300 Genting Singapore, Ltd. 107,442
17,309 Goodyear Tire & Rubber
Company
a
190,745
6,505 Harley-Davidson, Inc. 246,995

Global Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.0%) Value
Consumer Discretionary (8.7%) - continued
222 Hasbro, Inc. $ 11,919
1,491 Hermes International 3,019,671
303 Hibbet, Inc. 17,871
2,575 Hilton Grand Vacations, Inc.
a
114,407
2,209 Hilton Worldwide Holdings, Inc. 311,182
14,115 Home Depot, Inc. 4,165,619
69,700 Honda Motor Company, Ltd. 1,843,646
3,505 Hyatt Hotels Corporation
a
391,824
20,300 Iida Group Holdings Company,
Ltd. 331,431
77,901 Industria de Diseno Textil SA 2,617,112
29,511 InterContinental Hotels Group plc 1,931,948
20,497 JB Hi-Fi, Ltd. 584,970
758 KB Home 30,456
6,531 Kohl's Corporation 153,740
232 Kura Sushi USA, Inc.
a
15,275
2,577 La Francaise des Jeux SAEM
b
107,404
1,640 La-Z-Boy, Inc. 47,691
4,665 Lear Corporation 650,721
1,190 Lennar Corporation 125,081
3,740 Lithia Motors, Inc. 856,198
407,795 Lottery Corporation, Ltd. 1,402,552
26,468 Lowe's Companies, Inc. 5,292,806
3,553 LVMH Moet Hennessy Louis
Vuitton SE 3,261,343
8,701 Macy's, Inc. 152,180
3,944 Magna International, Inc. 211,280
3,718 MarineMax, Inc.
a
106,893
135 Marriott Vacations Worldwide
Corporation 18,206
1,100 McDonald's Holdings Company
(Japan), Ltd. 45,732
43,000 Melco International Development,
Ltd.
a
50,161
35,752 Melco Resorts & Entertainment,
Ltd. ADR
a
455,123
1,790 Modine Manufacturing Company
a
41,260
5,372 Mohawk Industries, Inc.
a
538,382
6,274 Moncler SPA 433,357
11,175 Newell Brands, Inc. 139,017
7,743 Next plc 629,347
30,911 NIKE, Inc. 3,790,925
6,500 Nitori Holdings Company, Ltd. 784,952
14,128 Nordstrom, Inc.
c
229,863
180 NVR, Inc.
a
1,002,994
3,638 O'Reilly Automotive, Inc.
a
3,088,589
49,000 Oriental Land Company, Ltd. 1,677,723
35,200 Pan Pacific International Holdings
Company 680,988
7,191 Papa John's International, Inc. 538,822
910 Patrick Industries, Inc. 62,617
2,805 PENN Entertainment, Inc.
a
83,196
17,625 Planet Fitness, Inc.
a
1,368,934
2,899 Playa Hotels and Resorts NV
a
27,830
2,842 Polaris, Inc. 314,410
31,955 Porsche Automobil Holding SE 1,834,450
2,056 Premier Investments, Ltd. 36,182
1,572 PulteGroup, Inc. 91,616
3,645 PVH Corporation 324,988
29,068 Qurate Retail, Inc.
a
28,713
3,590 Ross Stores, Inc. 381,007
984 Royal Caribbean Cruises, Ltd.
a
64,255
7,605 Ruth's Hospitality Group, Inc. 124,874
17,574 Sabre Corporation
a
75,392
178,400 Sands China, Ltd.
a
619,760
16,200 Sangetsu Company, Ltd. 273,267
Shares Common Stock (75.0%) Value
Consumer Discretionary (8.7%) - continued
22,800 Sekisui House, Ltd. $ 464,692
969 Six Flags Entertainment
Corporation
a
25,882
10,170 Skyline Champion Corporation
a
765,089
20,300 Sony Group Corporation 1,848,993
38,338 Sony Group Corporation ADR 3,475,340
117,497 Stellantis NV 2,136,842
4,196 Tapestry, Inc. 180,890
398 Taylor Morrison Home Corporation
a
15,227
26,997 Tesla, Inc.
a
5,600,798
1,597 Texas Roadhouse, Inc. 172,572
28,618 ThredUp, Inc.
a
72,404
400 Tokyotokeiba Company, Ltd. 12,245
282 TopBuild Corporation
a
58,695
224,100 Toyota Motor Corporation 3,190,155
7,318 Travel + Leisure Company 286,866
1,131 Ulta Beauty, Inc.
a
617,153
2,000 Universal Entertainment
Corporation
a
37,240
119 Vail Resorts, Inc. 27,808
1,151 Vera Bradley, Inc.
a
6,894
1,219 VF Corporation 27,927
1,696 Visteon Corporation
a
265,984
997 Volkswagen AG 171,011
10,395 Wendy's Company 226,403
3,120 Wingstop, Inc. 572,770
7,816 Wyndham Hotels & Resorts, Inc. 530,316
19,200 Wynn Macau, Ltd.
a
18,935
31,200 ZOZO, Inc. 713,604
984 Zumiez, Inc.
a
18,145
Total 115,985,959
Consumer Staples (4.6%)
23,790 Alimentation Couche-Tard, Inc. 1,196,101
10,300 Arcs Company, Ltd. 174,648
19,262 BJ's Wholesale Club Holdings,
Inc.
a
1,465,260
61,407 British American Tobacco plc 2,152,575
811 Cal-Maine Foods, Inc. 49,382
1,971 Carlsberg AS 305,834
3,559 Casey's General Stores, Inc. 770,381
12,004 Celsius Holdings, Inc.
a
1,115,652
3,388 Coca-Cola European Partners plc 200,536
4,130 Coca-Cola HBC AG 113,059
91,864 Coles Group, Ltd. 1,109,962
146,094 Coty, Inc.
a
1,761,894
1,033 Darling Ingredients, Inc.
a
60,327
11,354 Davide Campari-Milano NV 138,540
82,945 Diageo plc 3,701,788
1,134 Dollar Tree, Inc.
a
162,786
13,511 e.l.f. Beauty, Inc.
a
1,112,631
2,288 Empire Company, Ltd. 61,335
10,949 Flowers Foods, Inc. 300,112
20,407 ForFarmers BV 72,056
631 Hain Celestial Group, Inc.
a
10,822
420 Heineken Holding NV 38,534
8,924 Heineken NV 958,895
189 Hershey Company 48,083
58,345 Imperial Brands plc 1,341,676
843 Ingredion, Inc. 85,758
102,800 Japan Tobacco, Inc. 2,171,501
5,256 Kesko Oyj 112,959
800 Kikkoman Corporation 40,843
70,457 Koninklijke Ahold Delhaize NV 2,407,183
9,488 Kroger Company 468,423

Global Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.0%) Value
Consumer Staples (4.6%) - continued
42,620 Lamb Weston Holdings, Inc. $ 4,454,642
7,362 Leroy Seafood Group ASA 38,123
4,346 Loblaw Companies, Ltd. 396,076
958 L'Oreal SA 428,077
597 McCormick & Company, Inc. 49,676
4,800 Ministop Company, Ltd. 50,882
53,320 Nestle SA 6,501,338
2,413 Performance Food Group
Company
a
145,600
92,595 Philip Morris International, Inc. 9,004,864
3,069 Post Holdings, Inc.
a
275,811
2,900 Rohto Pharmaceutical Company,
Ltd. 60,690
107 Seneca Foods Corporation
a
5,593
1,336 Sprouts Farmers Markets, Inc.
a
46,800
46,094 Sysco Corporation 3,559,840
1,000 Toyo Suisan Kaisha, Ltd. 41,791
18,045 Turning Point Brands, Inc. 378,945
1,380 Tyson Foods, Inc. 81,862
32,671 Unilever plc 1,691,249
45,295 US Foods Holding Corporation
a
1,673,197
62,719 Walmart, Inc. 9,247,916
Total 61,842,508
Energy (4.5%)
7,258 Antero Midstream Corporation 76,136
758 APA Corporation 27,333
57,284 ARC Resources, Ltd. 649,770
7,823 Archrock, Inc. 76,431
2,751 Baker Hughes Company 79,394
21,584 Baytex Energy Corporation
a
80,970
461,983 BP plc 2,919,959
107,806 BP plc ADR 4,090,160
2,018 Cactus, Inc. 83,202
1,339 California Resources Corporation 51,551
2,261 Callon Petroleum Company
a
75,608
41,481 Canadian Natural Resources, Ltd. 2,295,497
5,874 ChampionX Corporation 159,362
401 Cheniere Energy, Inc. 63,198
131 Civitas Resources, Inc. 8,952
14,195 Clean Energy Fuels Corporation
a
61,890
1,064 Comstock Resources, Inc. 11,480
48,263 ConocoPhillips 4,788,172
32,083 Crescent Point Energy Corporation 226,468
1,178 CVR Energy, Inc. 38,615
41,647 Devon Energy Corporation 2,107,755
181,400 Eneos Holdings, Inc. 636,444
154,263 Enterprise Products Partners, LP 3,995,412
14,617 EQT Corporation 466,428
54,637 Equinor ASA 1,553,244
765 Equitrans Midstream Corporation 4,422
832 Evolution Petroleum Corporation 5,250
23,987 Exxon Mobil Corporation 2,630,414
4,327 Green Plains, Inc.
a
134,094
49 Gulfport Energy Corporation
a
3,920
119,310 Halliburton Company 3,774,968
3,241 Helmerich & Payne, Inc. 115,866
3,336 HF Sinclair Corporation 161,396
51,200 Inpex Corporation 541,825
3,745 International Seaways, Inc. 156,092
4,122 Koninklijke Vopak NV 145,532
18,466 Liberty Energy, Inc. 236,549
1,995 Magnolia Oil & Gas Corporation 43,651
3,846 Marathon Oil Corporation 92,150
23,681 Marathon Petroleum Corporation 3,192,909
Shares Common Stock (75.0%) Value
Energy (4.5%) - continued
14,818 Matador Resources Company $ 706,078
4,256 Neste Oil Oyj 210,264
2,739 NexTier Oilfield Solutions, Inc.
a
21,775
2,968 Noble Corporation plc
a
117,147
20,110 NOV, Inc. 372,236
19,731 OMV AG 906,114
6,543 Par Pacific Holdings, Inc.
a
191,056
1,766 Patterson-UTI Energy, Inc. 20,662
5,851 PBF Energy, Inc. 253,699
6,022 Phillips 66 610,510
23,897 Pioneer Natural Resources
Company 4,880,723
23,735 ProPetro Holding Corporation
a
170,655
746 Range Resources Corporation 19,747
34,536 Repsol SA 531,093
27,420 Saras SPA
a
42,606
836 Select Energy Services, Inc. 5,818
181,637 Shell plc 5,176,372
4,618 SM Energy Company 130,043
1,151 Solaris Oilfield Infrastructure, Inc. 9,829
3,877 Southwestern Energy Company
a
19,385
20,713 Suncor Energy, Inc. 643,076
26,909 Talos Energy, Inc.
a
399,330
82,821 TC Energy Corporation 3,221,532
7,522 Technip Energies NV 160,480
883 Technip Energies NV ADR 18,693
109,452 TechnipFMC plc
a
1,494,020
2,869 TORM plc 88,231
36,308 TotalEnergies SE 2,140,864
25,267 Tourmaline Oil Corporation 1,052,932
6,359 U.S. Silica Holdings, Inc.
a
75,926
4,632 Viper Energy Partners, LP 129,696
4,592 Williams Companies, Inc. 137,117
Total 59,820,178
Financials (12.3%)
13,894 3i Group plc 289,598
22,178 AB Industrivarden, Class A 599,417
29,775 AB Industrivarden, Class C 802,864
20,983 ABN AMRO Group NV
b
332,738
461 Adyen NV
a,b
734,574
15,733 AGNC Investment Corporation 158,589
12,591 Allianz SE 2,906,470
4,748 Allstate Corporation 526,126
818 Amalgamated Financial
Corporation 14,470
2,053 Ambac Financial Group, Inc.
a
31,780
17,654 American Express Company 2,912,027
3,153 American Financial Group, Inc. 383,089
2,629 Ameris Bancorp 96,169
5,970 Annaly Capital Management, Inc. 114,087
61 Apollo Global Management, Inc. 3,853
6,181 Arthur J. Gallagher & Company 1,182,487
5,688 Associated Banc-Corp 102,270
550 Assurant, Inc. 66,039
2,135 Assured Guaranty, Ltd. 107,326
494 Atlantic Union Bankshares
Corporation 17,315
21,707 Australia and New Zealand
Banking Group, Ltd. 334,507
23,200 Azimut Holding SPA 495,037
5,304 Baloise Holding AG 825,920
4,769 Banc of California, Inc. 59,756
10,086 Banca Farmafactoring SPA
b
100,075
53,811 Banca Mediolanum SPA 487,098

Global Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.0%) Value
Financials (12.3%) - continued
160,889 Banco Bilbao Vizcaya Argentaria
SA
c
$ 1,150,258
15,336 Banco BPM SPA 59,908
156,894 Bank Hapoalim, Ltd. 1,305,751
236,883 Bank Leumi Le-Israel BM 1,791,969
169,348 Bank of America Corporation 4,843,353
90 Bank of Hawaii Corporation 4,687
899 Bank of Marin Bancorp 19,679
10,476 Bank of New York Mellon
Corporation 476,029
33,641 Bank of Nova Scotia 1,694,371
1,347 Bank OZK 46,067
3,915 BankFinancial Corporation 34,256
3,670 BankUnited, Inc. 82,869
248,744 Barclays plc 447,713
471 BayCom Corporation 8,045
1,440 BCB Bancorp, Inc. 18,907
17,275 Blackstone Mortgage Trust, Inc. 308,359
1,655 Block, Inc.
a
113,616
115,500 BOC Hong Kong (Holdings), Ltd. 359,581
202 BOK Financial Corporation 17,051
341 Bread Financial Holdings, Inc. 10,339
4,304 Brighthouse Financial, Inc.
a
189,849
1,797 Brookline Bancorp, Inc. 18,869
866 Business First Bancshares, Inc. 14,835
393 Byline Bancorp, Inc. 8,497
3,980 Cadence Bank 82,625
342,904 CaixaBank SA 1,338,002
65,604 Canadian Imperial Bank of
Commerce 2,781,920
73,369 Canadian Western Bank 1,344,148
23,288 Capital One Financial Corporation 2,239,374
18,089 Carlyle Group, Inc. 561,844
438 Cathay General Bancorp 15,120
1,542 Cboe Global Markets, Inc. 206,998
4,813 Central Pacific Financial
Corporation 86,153
252 Central Valley Community Bancorp 5,186
66,008 Charles Schwab Corporation 3,457,499
3,200 Chimera Investment Corporation 18,048
23,333 Chubb, Ltd. 4,530,802
1,975 Citizens Financial Group, Inc. 59,981
1,461 CNB Financial Corporation 28,051
41,324 Columbia Banking System, Inc. 885,160
56,958 Comerica, Inc. 2,473,116
2,546 Commerce Bancshares, Inc. 148,559
439 Community Bank System, Inc. 23,043
2,388 Community Trust Bancorp, Inc. 90,625
3,030 ConnectOne Bancorp, Inc. 53,570
14,973 Credit Agricole SA 168,914
910 CrossFirst Bankshares, Inc.
a
9,537
38 Cullen/Frost Bankers, Inc. 4,003
5,075 Customers Bancorp, Inc.
a
93,989
5,382 CVB Financial Corporation 89,772
155,400 DBS Group Holdings, Ltd. 3,863,515
14,361 Deutsche Boerse AG 2,796,245
1,356 Dime Community Bancshares, Inc. 30,808
20,342 Discover Financial Services 2,010,603
146,959 DNB Bank ASA 2,629,941
1,737 Eagle Bancorp, Inc. 58,137
4,701 East West Bancorp, Inc. 260,906
12,292 Eastern Bankshares, Inc. 155,125
2,868 Enova International, Inc.
a
127,425
1,113 Enterprise Financial Services
Corporation 49,629
Shares Common Stock (75.0%) Value
Financials (12.3%) - continued
706 EQB, Inc. $ 30,455
71,745 Equitable Holdings, Inc. 1,821,606
1,124 Equity Bancshares, Inc. 27,392
1,118 Euronet Worldwide, Inc.
a
125,104
15,815 Euronext NV
b
1,211,037
7,654 F.N.B. Corporation 88,786
732 Fairfax Financial Holdings, Ltd. 486,825
679 Farmers National Banc
Corporation 8,583
44,941 Fidelity National Information
Services, Inc. 2,441,645
4,491 Fifth Third Bancorp 119,640
2,090 Financial Institutions, Inc. 40,295
7,836 First BanCorp/Puerto Rico 89,487
5,558 First Commonwealth Financial
Corporation 69,086
207 First Financial Bancorp 4,506
1,674 First Financial Bankshares, Inc. 53,401
1,326 First Financial Corporation 49,698
6,565 First Foundation, Inc. 48,909
911 First Hawaiian, Inc. 18,794
5,747 First Horizon Corporation 102,182
1,041 First International Bank of Israel,
Ltd. 36,849
604 First Interstate BancSystem, Inc. 18,035
149 First Merchants Corporation 4,910
2,963 First of Long Island Corporation 40,001
1,376 First Republic Bank
c
19,250
209 Five Star Bancorp 4,460
993 FLEETCOR Technologies, Inc.
a
209,374
3,378 Flushing Financial Corporation 50,298
917 Flywire Corporation
a
26,923
6,113 Fulton Financial Corporation 84,482
7,642 Genworth Financial, Inc.
a
38,363
2,417 Glacier Bancorp, Inc. 101,538
1,146 Global Life, Inc. 126,083
4,181 Global Payments, Inc. 440,008
1,011 Great Southern Bancorp, Inc. 51,237
2,235 Green Dot Corporation
a
38,397
12,471 Groupe Bruxelles Lambert SA 1,064,280
6,066 Hamilton Lane, Inc. 448,763
3,135 Hancock Whitney Corporation 114,114
20,100 Hang Seng Bank, Ltd. 285,728
4,861 Hanmi Financial Corporation 90,269
3,014 Hanover Insurance Group, Inc. 387,299
3,664 Hartford Financial Services Group,
Inc. 255,344
1,943 Heartland Financial USA, Inc. 74,533
4,685 Heritage Commerce Corporation 39,026
1,039 Heritage Financial Corporation 22,235
2,395 Home BancShares, Inc. 51,995
2,602 HomeStreet, Inc. 46,810
1,660 Hometrust Bancshares, Inc. 40,819
49,800 Hong Kong Exchanges & Clearing,
Ltd. 2,207,372
10,001 Hope Bancorp, Inc. 98,210
4,596 Horizon Bancorp, Inc. 50,832
6,868 Houlihan Lokey, Inc. 600,881
495,322 HSBC Holdings plc 3,366,440
142,139 Humm Group, Ltd. 42,481
9,459 Huntington Bancshares, Inc. 105,941
757 IA Financial Corporation, Inc. 47,980
419 Independent Bank Corporation 27,495
2,715 Independent Bank Corporation/MI 48,246
3,323 Intact Financial Corporation 475,571
48,295 Intercontinental Exchange, Inc. 5,036,686

Global Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.0%) Value
Financials (12.3%) - continued
290 International Bancshares
Corporation $ 12,418
636,922 Intesa Sanpaolo SPA 1,634,631
6,835 Invesco Mortgage Capital, Inc. 75,800
13,460 Invesco, Ltd. 220,744
65,372 J.P. Morgan Chase & Company 8,518,625
573 Jack Henry & Associates, Inc. 86,363
22,600 Japan Post Holdings Company,
Ltd. 183,421
12,825 Julius Baer Group, Ltd. 876,056
6,815 KBC Groep NV 468,266
3,166 KeyCorp 39,638
6,855 Kinsale Capital Group, Inc. 2,057,528
1,142 KKR & Company, Inc. 59,978
1,806 L E Lundbergforetagen AB 81,789
4,965 Lancashire Holdings, Ltd. 33,883
60,094 Laurentian Bank of Canada 1,414,421
23,580 M&T Bank Corporation 2,819,461
453 Macquarie Group, Ltd. 53,635
343,949 Man Group plc 1,001,995
25,311 Manulife Financial Corporation 464,456
18,887 Mastercard, Inc. 6,863,725
512 Mercantile Bank Corporation 15,657
2,151 Metropolitan Bank Holding
Corporation
a
72,897
10,193 MFA Financial, Inc. 101,115
6,552 MGIC Investment Corporation 87,928
4,090 Midland States Bancorp, Inc. 87,608
2,039 MidWestOne Financial Group, Inc. 49,792
224,900 Mitsubishi HC Capital, Inc. 1,161,327
192,200 Mitsubishi UFJ Financial Group,
Inc. 1,231,746
49,087 Mizrahi Tefahot Bank, Ltd. 1,538,821
7,100 Mizuho Financial Group, Inc. 100,590
31,818 Morgan Stanley 2,793,620
7,006 Mr. Cooper Group, Inc.
a
287,036
5,300 MS and AD Insurance Group
Holdings, Inc. 164,252
2,746 MSCI, Inc. 1,536,909
444 MVB Financial Corporation 9,164
3,403 Nasdaq, Inc. 186,042
5,958 Navient Corporation 95,268
9,374 New York Community Bancorp,
Inc. 84,741
12,632 NMI Holdings, Inc.
a
282,073
3,430 OceanFirst Financial Corporation 63,386
2,681 OFG Bancorp 66,864
6,390 Old National Bancorp 92,144
11,454 Old Republic International
Corporation 286,006
1,246 Old Second Bancorp, Inc. 17,519
8,441 OneMain Holdings, Inc. 312,992
10,800 ORIX Corporation 178,071
466 Pacific Premier Bancorp, Inc. 11,193
7,083 PacWest Bancorp
c
68,918
12,420 Paragon Banking Group plc 79,670
34 Park National Corporation 4,031
357 Partners Group Holding AG 336,195
1,117 Pathward Financial, Inc. 46,344
91,975 PayPal Holdings, Inc.
a
6,984,582
915 PCB Bancorp 13,258
732 PennyMac Financial Services, Inc. 43,635
1,669 Pinnacle Financial Partners, Inc. 92,062
3,488 Popular, Inc. 200,246
499 Preferred Bank/Los Angeles, CA 27,350
1,491 Premier Financial Corporation 30,908
Shares Common Stock (75.0%) Value
Financials (12.3%) - continued
4,495 Principal Financial Group, Inc. $ 334,068
1,906 Prosperity Bancshares, Inc. 117,257
2,023 Prudential Financial, Inc. 167,383
285 QCR Holdings, Inc. 12,514
7,126 Radian Group, Inc. 157,485
4,512 Raiffeisen Bank International AG
a
69,265
42,280 Raymond James Financial, Inc. 3,943,456
6,160 Regions Financial Corporation 114,330
46 Reinsurance Group of America,
Inc. 6,107
488 RenaissanceRe Holdings, Ltd. 97,766
87,900 Resona Holdings, Inc. 424,042
33,347 Rithm Capital Corporation 266,776
5,006 RLI Corporation 665,347
3,170 Royal Bank of Canada 303,161
11,049 S&P Global, Inc. 3,809,364
609 S&T Bancorp, Inc. 19,153
7,998 Seacoast Banking Corporation of
Florida 189,553
753 Selective Insurance Group, Inc. 71,783
617 Shore Bancshares, Inc. 8,811
568 Simmons First National
Corporation 9,934
8,660 Skandinaviska Enskilda Banken
AB
a,c
95,591
425 SmartFinancial, Inc. 9,835
409 South Plains Financial, Inc. 8,757
241 Southern First Bancshares, Inc.
a
7,399
1,130 SouthState Corporation 80,524
21,086 Standard Chartered plc 159,811
46,048 State Street Corporation 3,485,373
10,145 Storebrand ASA 77,927
32,800 Sumitomo Mitsui Financial Group,
Inc. 1,312,576
34,300 Sumitomo Mitsui Trust Holdings,
Inc. 1,178,410
21,585 Sun Life Financial, Inc. 1,008,418
4,586 Svolder AB 25,822
1,362 Swiss Life Holding AG 840,499
7,445 Synchrony Financial 216,501
4,336 Synovus Financial Corporation 133,679
1,566 T. Rowe Price Group, Inc. 176,801
1,446 Territorial Bancorp, Inc. 27,922
3,239 Texas Capital Bancshares, Inc.
a
158,581
9,100 Tokio Marine Holdings, Inc. 175,129
8,541 Toronto-Dominion Bank 511,575
151 Towne Bank 4,024
4,674 TPG RE Finance Trust, Inc. 33,933
5,904 TPG, Inc. 173,164
8,382 Tradeweb Markets, Inc. 662,346
11,692 Triumph Financial, Inc.
a
678,838
1,641 TrustCo Bank Corporation NY 52,414
14,905 Two Harbors Investment
Corporation 219,253
61,316 UBS Group AG 1,297,496
1,737 UMB Financial Corporation 100,260
38,208 UniCredit SPA 720,142
14,652 Unipol Gruppo SPA 75,218
2,939 United Bankshares, Inc. 103,453
824 United Community Banks, Inc. 23,171
1,025 Univest Financial Corporation 24,334
16,259 Unum Group 643,206
5,314 Valley National Bancorp 49,101
3,389 Veritex Holdings, Inc. 61,883
7,009 Virtu Financial, Inc. 132,470
474 Vontobel Holding AG 30,760

Global Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.0%) Value
Financials (12.3%) - continued
2,497 Voya Financial, Inc. $ 178,436
1,994 W.R. Berkley Corporation 124,146
561 Walker & Dunlop, Inc. 42,731
2,833 Washington Federal, Inc. 85,330
144 Webster Financial Corporation 5,676
136,528 Wells Fargo & Company 5,103,417
958 Westamerica Bancorporation 42,439
30,014 Western Alliance Bancorp 1,066,698
844 Western Asset Mortgage Capital
Corporation 7,706
15,846 Western Union Company 176,683
22,580 Westpac Banking Corporation 328,756
768 WEX, Inc.
a
141,228
119 Willis Towers Watson plc 27,653
2,408 Wintrust Financial Corporation 175,664
313 WSFS Financial Corporation 11,772
5,581 Zions Bancorp NA 167,039
6,148 Zurich Insurance Group AG 2,946,114
Total 164,648,333
Health Care (10.9%)
874 10X Genomics, Inc.
a
48,760
733 Acadia Healthcare Company, Inc.
a
52,959
9,450 ACADIA Pharmaceuticals, Inc.
a
177,849
1,373 Accolade, Inc.
a
19,744
2,112 Adaptive Biotechnologies
Corporation
a
18,649
2,525 Agilent Technologies, Inc. 349,308
27,870 Agiliti, Inc.
a,c
445,363
2,226 Agios Pharmaceuticals, Inc.
a
51,131
5,521 Aldeyra Therapeutics, Inc.
a
54,824
2,056 Alignment Healthcare, Inc.
a
13,076
1,281 ALK-Abello AS
a
19,877
7,659 Alkermes plc
a
215,907
13,781 Allogene Therapeutics, Inc.
a,c
68,078
144 Alnylam Pharmaceuticals, Inc.
a
28,846
2,503 Amedisys, Inc.
a
184,096
1,027 AmerisourceBergen Corporation 164,433
6,453 Amgen, Inc. 1,560,013
3,391 Amicus Therapeutics, Inc.
a
37,606
653 AMN Healthcare Services, Inc.
a
54,173
2,400 Amvis Holdings, Inc. 55,889
967 Anika Therapeutics, Inc.
a
27,772
1,604 Arcutis Biotherapeutics, Inc.
a
17,644
3,132 Argenx SE ADR
a
1,166,921
342 Arvinas, Inc.
a
9,343
5,026 Ascendis Pharma AS ADR
a
538,888
112,900 Astellas Pharma, Inc. 1,604,006
8,061 AstraZeneca plc 1,116,880
76,033 AstraZeneca plc ADR 5,277,451
3,489 Atara Biotherapeutics, Inc.
a
10,118
25,636 Avacta Group plc
a,c
35,132
1,583 Avanos Medical, Inc.
a
47,078
114,030 Avantor, Inc.
a
2,410,594
7,355 Axonics, Inc.
a
401,289
9,455 Azenta, Inc.
a
421,882
21,839 Bausch Health Companies, Inc.
a
176,896
7,038 Baxter International, Inc. 285,461
51,908 Bayer AG 3,315,981
11,601 Biogen, Inc.
a
3,225,426
9,790 BioLife Solutions, Inc.
a
212,933
184 BioMarin Pharmaceutical, Inc.
a
17,892
956 BioMerieux 100,778
9,923 Bio-Techne Corporation 736,187
915 Blueprint Medicines Corporation
a
41,166
Shares Common Stock (75.0%) Value
Health Care (10.9%) - continued
3,115 Cardinal Health, Inc. $ 235,183
1,346 Centene Corporation
a
85,081
318 Chemed Corporation 171,005
4,200 Chugai Pharmaceutical Company,
Ltd. 103,709
14,630 Cigna Group 3,738,404
2,634 Codexis, Inc.
a
10,905
3,918 Community Health Systems, Inc.
a
19,198
42 CONMED Corporation 4,362
2,425 Cooper Companies, Inc. 905,398
1,119 CRISPR Therapeutics AG
a
50,612
22,416 CSL, Ltd. 4,341,311
26,590 CVS Health Corporation 1,975,903
20,100 Daiichi Sankyo Company, Ltd. 733,201
18,320 Danaher Corporation 4,617,373
6,933 Deciphera Pharmaceuticals, Inc.
a
107,115
2,881 Dentsply Sirona, Inc. 113,166
29,210 Dexcom, Inc.
a
3,393,618
9,006 Dynavax Technologies
Corporation
a
88,349
769 Editas Medicine, Inc.
a
5,575
9,467 Edwards Lifesciences Corporation
a
783,205
6,785 Elanco Animal Health, Inc.
a
63,779
16,143 Elevance Health, Inc. 7,422,713
3,334 Encompass Health Corporation 180,369
1,667 Enhabit, Inc.
a
23,188
12,194 Enovis Corporation
a
652,257
1,442 Exact Sciences Corporation
a
97,782
3,215 Galenica AG
b
271,982
720 Genmab AS
a
272,164
53,673 Gilead Sciences, Inc. 4,453,249
3,177 Globus Medical, Inc.
a
179,945
82,467 GSK plc 1,457,128
392 Guardant Health, Inc.
a
9,188
7,578 Halozyme Therapeutics, Inc.
a
289,404
12,840 HCA Healthcare, Inc. 3,385,651
1,188 HealthEquity, Inc.
a
69,747
1,102 Hologic, Inc.
a
88,931
14,500 Hoya Corporation 1,602,429
116 IDEXX Laboratories, Inc.
a
58,009
8,579 Immunocore Holdings plc ADR
a
424,146
8,256 Inari Medical, Inc.
a
509,725
345 Innoviva, Inc.
a
3,881
4,122 Insmed, Inc.
a
70,280
5,799 Inspire Medical Systems, Inc.
a
1,357,372
3,539 Insulet Corporation
a
1,128,799
430 Integra LifeSciences Holdings
Corporation
a
24,686
13,319 Intuitive Surgical, Inc.
a
3,402,605
2,532 Jazz Pharmaceuticals, Inc.
a
370,508
26,966 Johnson & Johnson 4,179,730
979 KalVista Pharmaceuticals, Inc.
a
7,695
850 Kiniksa Pharmaceuticals, Ltd.
a
9,146
3,644 Kura Oncology, Inc.
a
44,566
21,192 Laboratory Corporation of America
Holdings 4,861,869
8,603 Lantheus Holdings, Inc.
a
710,264
63 Ligand Pharmaceuticals, Inc.
a
4,634
3,479 LivaNova plc
a
151,615
1,077 LNA Sante 39,012
187 Lonza Group AG 112,574
14 Madrigal Pharmaceuticals, Inc.
a
3,392
70,512 Maravai LifeSciences Holdings,
Inc.
a
987,873
24,450 Medtronic plc 1,971,159

Global Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.0%) Value
Health Care (10.9%) - continued
50,021 Merck & Company, Inc. $ 5,321,734
13,987 Merck KGaA 2,607,676
206 Merit Medical Systems, Inc.
a
15,234
2,890 Mersana Therapeutics, Inc.
a
11,878
1,634 Mirati Therapeutics, Inc.
a
60,752
7,368 Molina Healthcare, Inc.
a
1,970,866
190 MultiPlan Corporation
a
201
8,025 Natera, Inc.
a
445,548
2,028 National HealthCare Corporation 117,766
85,906 Novartis AG 7,887,763
37,127 Novo Nordisk AS 5,896,562
9,054 Novo Nordisk AS ADR 1,440,854
964 Nurix Therapeutics, Inc.
a
8,560
1,984 OraSure Technologies, Inc.
a
12,003
11,500 Otsuka Holdings Company, Ltd. 365,121
86,575 Pfizer, Inc. 3,532,260
43,547 Progyny, Inc.
a
1,398,730
4,778 Protagonist Therapeutics, Inc.
a
109,894
27,142 QIAGEN NV
a
1,236,228
35,035 R1 RCM, Inc.
a
525,525
2,346 RAPT Therapeutics, Inc.
a
43,049
323 Reata Pharmaceuticals, Inc.
a
29,367
46,818 Recordati SPA 1,980,380
2,341 Regeneron Pharmaceuticals, Inc.
a
1,923,529
6,264 Repligen Corporation
a
1,054,607
3,525 Revance Therapeutics, Inc.
a
113,540
321 Roche Holding AG, Bearer Shares 96,458
5,556 Roche Holding AG, Participation
Certificates 1,587,586
1,449 Sage Therapeutics, Inc.
a
60,800
35,228 Sanofi 3,821,505
5,736 Sarepta Therapeutics, Inc.
a
790,593
366 Scholar Rock Holding Corporation
a
2,928
1,863 Sensus Healthcare, Inc.
a
9,706
13,100 Shionogi & Company, Ltd. 590,882
1,638 ShockWave Medical, Inc.
a
355,168
13,898 Silk Road Medical, Inc.
a
543,829
1,217 SpringWorks Therapeutics, Inc.
a
31,326
1,492 Syneos Health, Inc.
a
53,145
3,700 Sysmex Corporation 242,837
79,000 Takeda Pharmaceutical Company,
Ltd. 2,594,641
2,421 Tecan Group AG 1,060,494
740 Teleflex, Inc. 187,449
5,900 Terumo Corporation 159,567
5,342 Travere Therapeutics, Inc.
a
120,142
2,651 Twist Bioscience Corporation
a
39,977
5,254 UCB SA 469,585
1,891 Ultragenyx Pharmaceutical, Inc.
a
75,829
1,152 Universal Health Services, Inc. 146,419
1,561 Vanda Pharmaceuticals, Inc.
a
10,599
462 Veeva Systems, Inc.
a
84,911
5,780 Veracyte, Inc.
a
128,894
7,887 Vericel Corporation
a
231,247
9,761 Vor BioPharma, Inc.
a
52,514
144 VYNE Therapeutics, Inc.
a
444
1,501 Zentalis Pharmaceuticals, Inc.
a
25,817
23,627 Zimmer Biomet Holdings, Inc. 3,052,608
22,218 Zoetis, Inc. 3,697,964
Total 145,689,909
Industrials (9.2%)
295 A.P. Moller - Maersk AS, Class B 536,224
8,278 Aalberts NV 391,024
562 Acuity Brands, Inc. 102,694
Shares Common Stock (75.0%) Value
Industrials (9.2%) - continued
5,921 Advanced Drainage Systems, Inc. $ 498,607
67 AECOM 5,649
7,900 AGC, Inc. 294,520
4,480 AGCO Corporation 605,696
10,123 Air Lease Corporation 398,543
10,725 Alaska Air Group, Inc.
a
450,021
368 Albany International Corporation 32,885
1,866 Alstom SA 50,805
506 American Woodmark Corporation
a
26,347
3,898 AMETEK, Inc. 566,496
408 Apogee Enterprises, Inc. 17,646
1,377 Armstrong World Industries, Inc. 98,098
13,025 ASGN, Inc.
a
1,076,777
48,219 Assa Abloy AB 1,154,965
480 Atkore International Group, Inc.
a
67,430
9,648 Atlas Copco AB, Class A 122,224
7,550 Atlas Copco AB, Class B 86,846
287,762 Aurizon Holdings, Ltd. 648,144
2,122 AZZ, Inc. 87,511
17,588 Badger Infrastructure Solutions,
Ltd. 425,287
16,704 BAE Systems plc 202,053
3,883 Barnes Group, Inc. 156,407
858 Beacon Roofing Supply, Inc.
a
50,493
12,355 Bombardier, Inc.
a
674,474
1,225 Booz Allen Hamilton Holding
Corporation 113,545
28,530 Brambles, Ltd. 257,233
149 Broadridge Financial Solutions,
Inc. 21,839
117 Bucher Industries AG 54,722
10,956 Bunzl plc 413,834
4,713 Bureau Veritas SA 135,417
35,057 Canadian National Railway
Company 4,136,544
817 Cargotec Oyj 39,772
11,090 Carlisle Companies, Inc. 2,507,116
529 CBIZ, Inc.
a
26,180
9,266 Chart Industries, Inc.
a
1,161,956
34,252 Cia de Distribucion Integral
Logista Holdings SA 854,676
229,500 CK Hutchison Holdings, Ltd. 1,419,836
10,361 CNH Industrial NV 158,536
199,968 CNH Industrial NV 3,053,511
144 Columbus McKinnon Corporation 5,351
29,061 Compagnie de Saint-Gobain 1,651,939
108,467 Computershare, Ltd. 1,575,503
4,700 COMSYS Holdings Corporation 86,805
9,938 Conduent Incorporated
a
34,087
2,469 Core & Main, Inc.
a
57,034
733 CoStar Group, Inc.
a
50,467
20,557 Crane Holdings, Company 2,333,220
1,102 CSW Industrials, Inc. 153,101
79,501 CSX Corporation 2,380,260
493 Curtiss-Wright Corporation 86,896
4,500 Dai Nippon Printing Company, Ltd. 125,993
9,900 Daikin Industries, Ltd. 1,776,125
1,432 Dampskibsselskabet Norden AS 96,301
1,085 Daseke, Inc.
a
8,387
78,401 Delta Air Lines, Inc.
a
2,737,763
53,639 Deutsche Lufthansa AG
a
596,603
17,091 Deutsche Post AG 800,471
1,298 Donaldson Company, Inc. 84,811
29 Dover Corporation 4,406
42,654 Driven Brands Holdings, Inc.
a
1,292,843

Global Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.0%) Value
Industrials (9.2%) - continued
13,829 DSV AS $ 2,681,410
1,138 Eagle Bulk Shipping, Inc. 51,779
8,000 Eiffage SA 865,732
2,909 EMCOR Group, Inc. 472,974
25,055 Emerson Electric Company 2,183,293
1,984 Epiroc AB, Class A 39,382
10,712 Epiroc AB, Class B 182,645
214 Equifax, Inc. 43,408
1,723 Expeditors International of
Washington, Inc. 189,737
10,740 Experian plc 353,642
15,500 FANUC Corporation 559,739
7,101 Fastenal Company 383,028
47,853 First Advantage Corporation
a
668,028
1,197 Forrester Research, Inc.
a
38,723
3,605 Fortune Brands Innovations, Inc. 211,722
5,071 Forward Air Corporation 546,451
818 Genco Shipping & Trading, Ltd. 12,810
13,466 General Dynamics Corporation 3,073,076
20,867 Groupe Eurotunnel SA 343,673
155,966 GWA Group, Ltd. 171,119
2,800 Hanwa Company, Ltd. 83,708
4,026 Hawaiian Holdings, Inc.
a
36,878
3,350 Healthcare Services Group, Inc. 46,465
213 Heidrick & Struggles International,
Inc. 6,467
4,025 Hillman Solutions Corporation
a
33,891
10,100 Hitachi, Ltd. 555,103
35,200 Howmet Aerospace, Inc. 1,491,424
544 Hubbell, Inc. 132,361
260 ICF International, Inc. 28,522
1,502 IDEX Corporation 347,007
939 IMCD NV 153,542
31,300 Inaba Denki Sangyo Company,
Ltd. 684,196
4,481 Indutrade AB 95,360
1,876 Interface, Inc. 15,233
6,500 ITOCHU Corporation 211,682
7,500 Jardine Matheson Holdings, Ltd. 364,275
1,148 JB Hunt Transport Services, Inc. 201,428
9,889 JetBlue Airways Corporation
a
71,992
42,432 Johnson Controls International plc 2,555,255
15,800 Kawasaki Kisen Kaisha, Ltd. 362,386
62,200 Keppel Corporation, Ltd. 263,898
33,800 Kinden Corporation 407,328
164 Knight-Swift Transportation
Holdings, Inc. 9,279
11,571 L3Harris Technologies, Inc. 2,270,693
4,120 Landstar System, Inc. 738,551
24,098 Legrand SA 2,197,380
55,494 Leonardo SPA 650,813
7,414 Lincoln Electric Holdings, Inc. 1,253,707
1,600 Management Solutions Company,
Ltd. 40,147
1,767 ManpowerGroup, Inc. 145,831
36,800 Marubeni Corporation 500,470
3,605 Masterbrand, Inc.
a
28,984
1,264 Matson, Inc. 75,423
5,371 Mercury Systems, Inc.
a
274,566
9,283 Middleby Corporation
a
1,360,981
4,600 MISUMI Group, Inc. 115,590
29,000 Mitsubishi Corporation 1,042,157
6,400 Mitsuboshi Belting, Ltd. 190,458
9,900 Mitsui & Company, Ltd. 308,582
1,381 MSC Industrial Direct Company,
Inc. 116,004
Shares Common Stock (75.0%) Value
Industrials (9.2%) - continued
141 National Presto Industries, Inc. $ 10,165
17,528 NIBE Industrier AB 199,804
19,500 Nidec Corporation 1,014,800
14,400 Nippon Yusen Kabushiki Kaisha
c
336,360
1,700 Nishimatsu Construction
Company, Ltd. 43,952
15,100 Nitto Kogyo Corporation 301,480
6,377 Northrop Grumman Corporation 2,944,388
5,371 OC Oerlikon Corporation AG 30,455
1,888 Old Dominion Freight Line, Inc. 643,506
5,269 Owens Corning, Inc. 504,770
7,756 PACCAR, Inc. 567,739
27,177 PageGroup plc 153,006
18,450 Parker-Hannifin Corporation 6,201,230
12,728 Pentair plc 703,477
1,300 Penta-Ocean Construction
Company, Ltd. 6,212
5,374 Proterra, Inc.
a
8,169
2,759 Prysmian SPA 115,853
4,041 Randstad Holding NV 239,894
18,600 Recruit Holdings Company, Ltd. 511,668
20,931 Redde Northgate plc 89,209
16,230 Regal Rexnord Corporation 2,284,048
95,356 RELX plc 3,088,271
2,204 Republic Services, Inc. 298,025
1,930 Resideo Technologies, Inc.
a
35,280
10,449 Rexel SA 248,423
11,319 Ritchie Brothers Auctioneers, Inc. 637,147
2,897 Russel Metals, Inc. 73,588
735 RXO, Inc.
a
14,435
3,461 Saab AB 210,260
2,531 Saia, Inc.
a
688,635
5,608 Sandvik AB 119,034
3,106 Schneider Electric SE 519,089
23,100 Secom Company, Ltd. 1,423,600
39,389 Sembcorp Marine, Ltd.
a
3,535
4,499 Sensata Technologies Holding plc 225,040
8,147 Siemens AG 1,319,852
2,510 Skanska AB 38,445
6,020 SkyWest, Inc.
a
133,463
1,300 SMC Corporation 689,151
189 Snap-On, Inc. 46,662
9,682 Southwest Airlines Company 315,052
4,247 Spirax-Sarco Engineering plc 623,553
4,069 Standex International Corporation 498,208
479 Stanley Black & Decker, Inc. 38,598
655 Sterling Construction Company,
Inc.
a
24,811
24,900 Sumitomo Corporation 441,112
31,625 Sun Country Airlines Holdings,
Inc.
a
648,313
8,563 SunPower Corporation
a
118,512
3,268 Sunrun, Inc.
a
65,850
2,300 Taikisha, Ltd. 64,036
2,600 Takara Standard Company, Ltd. 28,863
1,900 Terex Corporation 91,922
4,042 Textron, Inc. 285,486
393 TFI International, Inc. 46,895
13,984 Thales SA 2,067,499
21,180 Thomson Reuters Corporation 2,755,672
7,927 Timken Company 647,794
1,602 Titan International, Inc.
a
16,789
4,700 Toppan, Inc. 94,716
5,501 Toromont Industries, Ltd. 451,518
2,112 Trane Technologies plc 388,566

Global Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.0%) Value
Industrials (9.2%) - continued
12,035 TransUnion $ 747,855
7,634 Trelleborg AB 217,276
13,100 Tsubakimoto Chain Company 318,980
3,615 Tutor Perini Corporation
a
22,305
112,818 Uber Technologies, Inc.
a
3,576,331
301 UniFirst Corporation/MA 53,045
3,152 United Airlines Holdings, Inc.
a
139,476
27,108 United Parcel Service, Inc. 5,258,681
4,042 United Rentals, Inc. 1,599,662
383 Valmont Industries, Inc. 122,284
31,960 Volvo AB, Class B
c
658,589
530 Wabash National Corporation 13,033
38,639 WillScot Mobile Mini Holdings
Corporation
a
1,811,396
1,737 WSP Global, Inc. 227,526
14,177 Xometry, Inc.
a
212,230
70,500 Yangzijiang Shipbuilding Holdings,
Ltd. 63,769
6,800 Yuasa Trading Company, Ltd. 194,737
Total 123,334,397
Information Technology (12.0%)
8,068 8x8, Inc.
a
33,644
13,126 Adobe, Inc.
a
5,058,367
1,491 Adtran Holdings, Inc. 23,647
21,316 Advanced Micro Devices, Inc.
a
2,089,181
3,900 Advantest Corporation 361,555
1,030 Alpha and Omega Semiconductor,
Ltd.
a
27,759
3,538 Alteryx, Inc.
a
208,176
500 American Software, Inc. 6,305
3,177 Amkor Technology, Inc. 82,666
12,439 Amphenol Corporation 1,016,515
566 Appian Corporation
a
25,119
66,041 Apple, Inc. 10,890,161
23,494 Applied Materials, Inc. 2,885,768
5,263 Arista Networks, Inc.
a
883,447
5,699 Arrow Electronics, Inc.
a
711,634
333 ASM International NV 135,166
8,317 ASML Holding NV 5,667,628
196 Aviat Networks, Inc.
a
6,754
375 Avnet, Inc. 16,950
905 Benchmark Electronics, Inc. 21,439
5,129 BILL Holdings, Inc.
a
416,167
1,589 CalAmp Corporation
a
5,705
28,053 Calix, Inc.
a
1,503,360
224 Cambium Networks Corporation
a
3,969
1,500 Canon, Inc. 33,405
499 CDW Corporation 97,250
35,991 CGI, Inc.
a
3,468,611
5,339 Check Point Software
Technologies, Ltd.
a
694,070
7,201 Ciena Corporation
a
378,197
209,721 Cisco Systems, Inc. 10,963,165
24,542 Cognex Corporation 1,216,056
156 Cognizant Technology Solutions
Corporation 9,505
2,370 Coherent Corporation
a
90,250
9,862 CommScope Holding Company,
Inc.
a
62,821
2,058 CommVault Systems, Inc.
a
116,771
1,037 Corning, Inc. 36,585
16,170 Dassault Systemes SE 667,032
2,124 Datadog, Inc.
a
154,330
1,045 Descartes Systems Group, Inc.
a
84,342
Shares Common Stock (75.0%) Value
Information Technology (12.0%) - continued
5,439 Descartes Systems Group, Inc.
a
$ 438,438
7,483 Dolby Laboratories, Inc. 639,198
2,646 Endava plc ADR
a
177,758
6,911 Entegris, Inc. 566,771
2,363 EPAM Systems, Inc.
a
706,537
35 Fair Isaac Corporation
a
24,594
589 First Solar, Inc.
a
128,107
16,922 Five9, Inc.
a
1,223,291
24,683 Flex, Ltd.
a
567,956
1,622 FormFactor, Inc.
a
51,661
38,610 Fortinet, Inc.
a
2,566,021
5,100 Fuji Soft, Inc. 296,051
13,900 FUJIFILM Holdings NPV 705,606
6,700 Fujitsu, Ltd. 905,373
67 GoDaddy, Inc.
a
5,207
36,533 Grid Dynamics Holdings, Inc.
a
418,668
98,069 Halma plc 2,707,328
4,800 Hamamatsu Photonics KK 258,921
139 HP, Inc. 4,080
1,411 HubSpot, Inc.
a
604,966
25,344 Infineon Technologies AG 1,040,761
1,796 IPG Photonics Corporation
a
221,465
32,200 ITOCHU Techno-Solutions
Corporation 793,407
2,624 Jabil, Inc. 231,332
17,169 Juniper Networks, Inc. 590,957
5,400 Keyence Corporation 2,646,587
36 Keysight Technologies, Inc.
a
5,813
4,431 Knowles Corporation
a
75,327
339 Kyndryl Holdings, Inc.
a
5,004
10,600 Kyocera Corporation 552,959
1,552 Lam Research Corporation 822,746
500 Lasertec Corporation 88,840
20,988 Lattice Semiconductor
Corporation
a
2,004,354
1,807 Lumentum Holdings, Inc.
a
97,596
282 MaxLinear, Inc.
a
9,929
474 Microchip Technology, Inc. 39,712
95,720 Microsoft Corporation 27,596,076
1,625 MKS Instruments, Inc. 144,007
2,236 Monolithic Power Systems, Inc. 1,119,207
255 Motorola Solutions, Inc. 72,963
17,500 Murata Manufacturing Company,
Ltd. 1,066,542
2,433 NCR Corporation
a
57,394
14,000 Nomura Research Institute, Ltd. 327,428
6,058 Nova, Ltd.
a,c
632,879
80,800 NTT Data Corporation 1,062,241
35,985 NVIDIA Corporation 9,995,553
833 ON Semiconductor Corporation
a
68,573
5,200 Oracle Corporation Japan 375,548
3,066 PagerDuty, Inc.
a
107,249
6,284 Palo Alto Networks, Inc.
a
1,255,166
2,966 Paycom Software, Inc.
a
901,694
456 PDF Solutions, Inc.
a
19,334
8,731 PTC, Inc.
a
1,119,576
4,832 Q2 Holdings, Inc.
a
118,964
1,046 Qorvo, Inc.
a
106,242
64,564 QUALCOMM, Inc. 8,237,075
512 Qualys, Inc.
a
66,570
4,817 Rackspace Technology, Inc.
a
9,056
3,026 Rambus, Inc.
a
155,113
395 Reply SPA 49,602
2,128 RingCentral, Inc.
a
65,266
7,200 Ryoyo Electro Corporation
c
134,095

Global Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.0%) Value
Information Technology (12.0%) - continued
46,868 Sage Group plc $ 449,764
22,880 Salesforce, Inc.
a
4,570,966
83,043 Samsung Electronics Company,
Ltd. 4,106,556
539 Sanmina Corporation
a
32,874
4,797 SAP SE 605,722
11,693 ServiceNow, Inc.
a
5,433,971
49,316 Shopify, Inc.
a
2,364,209
2,281 SiTime Corporation
a
324,427
3,246 Skyworks Solutions, Inc. 382,963
213 Sopra Group SA 44,761
1,622 Sprinklr, Inc.
a
21,021
34,353 Sprout Social, Inc.
a
2,091,411
35,674 STMicroelectronics NV 1,900,851
3,079 Synopsys, Inc.
a
1,189,264
5,543 Technology One, Ltd. 54,470
645 Teledyne Technologies, Inc.
a
288,547
19,661 Telefonaktiebolaget LM Ericsson 115,249
3,147 Teradata Corporation
a
126,761
91 Teradyne, Inc. 9,783
17,336 Texas Instruments, Inc. 3,224,669
246 Tieto Oyj 7,728
13,500 Tokyo Electron, Ltd. 1,649,242
41,759 TTM Technologies, Inc.
a
563,329
2,858 Tyler Technologies, Inc.
a
1,013,561
4,914 Universal Display Corporation 762,309
4,128 Upland Software, Inc.
a
17,750
1,998 Verint Systems, Inc.
a
74,406
6,928 Viavi Solutions, Inc.
a
75,030
7,429 Vishay Intertechnology, Inc. 168,044
8,025 Vontier Corporation 219,404
1,983 Western Digital Corporation
a
74,700
3,373 Wix.com, Ltd.
a
336,625
7,346 Wolfspeed, Inc.
a
477,123
11,592 Workiva, Inc.
a
1,187,137
1,412 Xerox Holdings Corporation 21,745
5,967 Yext, Inc.
a
57,343
108 Zebra Technologies Corporation
a
34,344
2,176 Zoom Video Communications,
Inc.
a
160,676
Total 161,478,941
Materials (4.2%)
32,245 Acerinox SA
c
331,842
1,560 Agnico Eagle Mines, Ltd. 79,529
15,863 Air Liquide SA 2,655,299
721 Albemarle Corporation 159,370
546 Alcoa Corporation 23,238
5,164 Antofagasta plc 101,149
7,467 AptarGroup, Inc. 882,525
1,805 Avery Dennison Corporation 322,969
116,284 Axalta Coating Systems, Ltd.
a
3,522,242
37,997 Barrick Gold Corporation 705,398
39,016 BASF SE 2,048,297
3,145 Berry Plastics Group, Inc. 185,240
129,602 BHP Group, Ltd. 4,097,223
18,712 Boliden AB 735,086
2,732 Buzzi Unicem SPA 66,310
6,217 Celanese Corporation 676,969
50,123 Centamin plc 64,573
41,492 CF Industries Holdings, Inc. 3,007,755
273 Commercial Metals Company 13,350
10,488 Compass Minerals International,
Inc. 359,634
4,636 Corteva, Inc. 279,597
Shares Common Stock (75.0%) Value
Materials (4.2%) - continued
490 Croda International plc $ 39,383
29,393 Eastman Chemical Company 2,479,006
11,321 Evonik Industries AG 238,185
31,363 Evraz plc
a,d
4
61,278 Fortescue Metals Group, Ltd. 921,104
383,728 Glencore Xstrata plc 2,208,043
80,050 Granges AB 763,679
755 Greif, Inc. 47,844
117 Hawkins, Inc. 5,122
3,210 HeidelbergCement AG 234,386
54,159 Hexpol AB 670,865
14,735 Holcim, Ltd. 950,280
5,913 Huntsman Corporation 161,780
895 Ingevity Corporation
a
64,010
2,651 Innospec, Inc. 272,178
2,996 International Flavors & Fragrances,
Inc. 275,512
1,027 Kaiser Aluminum Corporation 76,645
30,600 Kyoei Steel, Ltd. 372,438
2,500 Lintec Corporation 40,960
3,525 LSB Industries, Inc.
a
36,413
2,229 Martin Marietta Materials, Inc. 791,429
1,993 Mercer International, Inc. 19,482
1,676 MP Materials Corporation
a
47,246
833 Myers Industries, Inc. 17,851
6,465 Newmont Corporation 316,914
53,700 Nippon Steel Corporation 1,266,326
14,333 Northern Star Resources, Ltd. 117,533
31,657 Nucor Corporation 4,890,057
1,862 Nutrien, Ltd. 137,509
3,962 O-I Glass, Inc.
a
89,977
2,210 Orion Engineered Carbons SA 57,659
751 PPG Industries, Inc. 100,319
73,266 Ranpak Holdings Corporation
a
382,449
708 Reliance Steel & Aluminum
Company 181,772
50,981 Rio Tinto plc 3,460,469
32,809 Rio Tinto, Ltd. 2,636,193
10,919 RPM International, Inc. 952,574
1,523 Ryerson Holding Corporation 55,407
2,187 Schnitzer Steel Industries, Inc. 68,016
114 Sensient Technologies Corporation 8,728
34,000 Shin-Etsu Chemical Company, Ltd. 1,103,676
6,063 Sika AG 1,700,644
7,041 Solvay SA 805,256
4,473 Sonoco Products Company 272,853
164,850 SSAB AB, Class A 1,218,079
5,587 SSAB AB, Class B 39,937
2,118 Steel Dynamics, Inc. 239,461
89,530 Stora Enso Oyj 1,164,779
20,404 Summit Materials, Inc.
a
581,310
12,200 Taiyo Holdings Company, Ltd. 231,188
1,936 TimkenSteel Corporation
a
35,506
27,500 Toagosei Company, Ltd. 256,457
1,215 TriMas Corporation 33,850
1,293 Trinseo plc 26,959
5,693 Tronox Holdings plc 81,865
8,309 United States Steel Corporation 216,865
704 Vidrala SA 77,104
2,787 Voestalpine AG 94,766
199 Vulcan Materials Company 34,140
328 Westlake Corporation 38,041
6,564 WestRock Company 200,005
4,900 W-Scope Corporation
a
46,621

Global Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.0%) Value
Materials (4.2%) - continued
46,271 Yara International ASA $ 2,010,965
Total 56,283,669
Real Estate (2.1%)
8,380 Agree Realty Corporation 574,952
1,207 American Assets Trust, Inc. 22,438
4,001 Apartment Income REIT
Corporation 143,276
10,448 AvalonBay Communities, Inc. 1,755,891
3,022 Camden Property Trust 316,826
1,821 CareTrust REIT, Inc. 35,655
26,791 CBRE Group, Inc.
a
1,950,653
22,710 CubeSmart 1,049,656
39,601 Cushman and Wakefield plc
a
417,394
6,500 Daito Trust Construction Company,
Ltd. 647,594
37,200 Daiwa House Industry Company,
Ltd. 876,479
4,312 DigitalBridge Group, Inc. 51,701
630 EastGroup Properties, Inc. 104,152
1,353 Elme Communities 24,165
8,255 EPR Properties 314,515
2,869 Equity Commonwealth 59,417
7,488 Equity Residential 449,280
4,807 Essential Properties Realty Trust,
Inc. 119,454
842 Essex Property Trust, Inc. 176,096
2,560 Extra Space Storage, Inc. 417,101
6,609 First Industrial Realty Trust, Inc. 351,599
2,609 FirstService Corporation 367,843
7,854 Four Corners Property Trust, Inc. 210,958
991 Getty Realty Corporation 35,706
266 Gladstone Land Corporation 4,429
28,000 Hang Lung Properties, Ltd. 52,394
163,124 Healthcare Realty Trust, Inc. 3,153,187
33,000 Henderson Land Development
Company, Ltd. 114,173
174,318 Host Hotels & Resorts, Inc. 2,874,504
1,432 Howard Hughes Corporation
a
114,560
23,000 Hysan Development Company,
Ltd. 65,384
6,695 InterRent Real Estate Investment
Trust 66,331
20 Kenedix Retail REIT Corporation 35,438
2,299 Kennedy-Wilson Holdings, Inc. 38,140
470 Kilroy Realty Corporation 15,228
5,804 Kimco Realty Corporation 113,352
1,238 Life Storage, Inc. 162,289
43,920 Link REIT 282,416
867 LTC Properties, Inc. 30,458
19,080 LXP Industrial Trust 196,715
1,822 Mid-America Apartment
Communities, Inc. 275,195
16,279 National Retail Properties, Inc. 718,718
12,829 National Storage Affiliates Trust 535,996
14,389 Necessity Retail REIT, Inc. 90,363
6,288 NetSTREIT Corporation 114,945
17,642 Pebblebrook Hotel Trust 247,694
9,937 PSP Swiss Property AG 1,130,824
3,479 Realty Income Corporation 220,290
6,900 Regency Centers Corporation 422,142
22,268 Rexford Industrial Realty, Inc. 1,328,286
110,000 Road King Infrastructure, Ltd. 43,130
11,443 Sabra Health Care REIT, Inc. 131,594
10,428 SBA Communications Corporation 2,722,438
Shares Common Stock (75.0%) Value
Real Estate (2.1%) - continued
21,201 Service Properties Trust $ 211,162
26,000 Sino Land Company, Ltd. 35,160
80,500 Sun Hung Kai Properties, Ltd. 1,127,773
36,500 Swire Pacific, Ltd. 280,502
20,000 Swire Properties, Ltd. 51,474
9,995 TAG Immobilien AG 69,193
1,663 Terreno Realty Corporation 107,430
15,367 UDR, Inc. 630,969
2,130 Welltower, Inc. 152,700
6,000 Wharf Real Estate Investment
Company, Ltd. 34,544
34,270 Wing Tai Holdings, Ltd. 38,406
6,903 Zillow Group, Inc.
a
301,661
Total 28,814,388
Utilities (1.9%)
40,465 A2A SPA 64,575
2,061 AES Corporation 49,629
1,378 Alliant Energy Corporation 73,585
2,097 Artesian Resources Corporation 116,090
85 ATCO, Ltd. 2,725
912 Avista Corporation 38,714
4,308 Black Hills Corporation 271,835
6,027 Canadian Utilities, Ltd. 167,944
22,000 CK Infrastructure Holdings, Ltd. 119,699
2,419 Consolidated Water Company,
Ltd. 39,744
46,200 Constellation Energy Corporation 3,626,700
38,501 Contact Energy, Ltd. 186,806
843 DTE Energy Company 92,342
29,099 Duke Energy Corporation 2,807,181
55,433 E.ON SE 691,514
6,816 Edison International, Inc. 481,141
65,169 EDP - Energias de Portugal SA 355,102
2,150 Endesa SA 46,698
254,953 Enel SPA 1,554,953
176,690 Engie SA 2,796,078
42,606 Entergy Corporation 4,590,370
1,248 Essential Utilities, Inc. 54,475
7,106 Evergy, Inc. 434,319
10,152 Fortis, Inc.
c
431,545
53,000 Hong Kong and China Gas
Company, Ltd. 46,662
19,668 Italgas SPA 119,962
473 NextEra Energy Partners, LP 28,735
38,613 NiSource, Inc. 1,079,620
10,861 NorthWestern Corporation 628,417
24,874 OGE Energy Corporation 936,755
4,664 PG&E Corporation
a
75,417
6,668 Pinnacle West Capital Corporation 528,372
6,345 Portland General Electric
Company 310,207
44,293 Public Service Enterprise Group,
Inc. 2,766,098
15,200 Tohoku Electric Power Company,
Inc.
a
75,553
7,146 UGI Corporation 248,395
753 Vistra Energy Corporation 18,072
1,523 Xcel Energy, Inc. 102,711
Total 26,058,740
Total Common Stock
(cost $832,624,972) 1,005,393,521

Global Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 5.7% ) Value
Unaffiliated  (0.8%)
7,729 Communication Services Select
Sector SPDR Fund $ 448,050
4,032 Invesco QQQ Trust Series 1 1,293,990
17,893 Materials Select Sector SPDR
Fund 1,443,250
19,018 SPDR S&P 500 ETF Trust 7,785,779
1,735 SPDR S&P Biotech ETF
a
132,224
3,707 SPDR S&P Oil & Gas Exploration
ETF
c
472,976
Total 11,576,269
Affiliated  (4.9%)
4,382,832 Thrivent Core Emerging Markets
Equity Fund 37,210,239
3,095,001 Thrivent Core Small Cap Value
Fund 28,195,456
Total 65,405,695
Total Registered Investment
Companies (cost $82,385,333) 76,981,964
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
4,315,934 Thrivent Cash Management Trust 4,315,934
Total Collateral Held for
Securities Loaned
(cost $4,315,934) 4,315,934
Shares Preferred Stock ( 0.1% ) Value
Consumer Discretionary (0.1%)
2,023 Bayerische Motoren Werke AG 206,789
13,362 Volkswagen AG 1,823,551
Total 2,030,340
Total Preferred Stock
(cost $1,905,967) 2,030,340
Shares or
Principal
Amount Short-Term Investments ( 18.8% ) Value
Federal Home Loan Bank Discount
Notes
26,385,000 4.350%, 4/3/2023
e
26,385,000
900,000 4.575%, 4/4/2023
e,f
899,887
45,000,000 4.620%, 4/10/2023
e
44,960,574
45,000,000 4.500%, 4/12/2023
e
44,949,315
10,000,000 4.550%, 4/18/2023
e
9,981,235
10,000,000 4.655%, 5/1/2023
e
9,964,615
15,000,000 4.500%, 5/3/2023
e
14,943,139
1,700,000 4.690%, 5/12/2023
e,f
1,691,627
4,200,000 4.650%, 5/15/2023
e,f
4,177,727
25,000,000 4.680%, 5/16/2023
e
24,864,276
10,000,000 4.650%, 5/19/2023
e
9,941,934
200,000 4.870%, 6/9/2023
e,f
198,261
100,000 4.750%, 6/12/2023
e,f
99,092
100,000 4.750%, 6/14/2023
e,f
99,066
8,400,000 4.720%, 6/21/2023
e,f
8,313,952
Federal Home Loan Mortgage
Corporation Discount Notes
30,000,000 4.450%, 4/10/2023
e
29,973,716
Shares or
Principal
Amount Short-Term Investments (18.8%) Value
U.S. Treasury Bills
20,000,000 4.700%, 4/6/2023
e
$ 19,992,304
Total Short-Term Investments
(cost $251,363,521) 251,435,720
Total Investments (cost
$1,172,595,727) 99.9% $1,340,157,479
Other Assets and Liabilities, Net
0.1% 697,154
Total Net Assets 100.0% $1,340,854,633
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $4,882,689 or 0.4% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of March 31, 2023:
Securities Lending Transactions
Common Stock $ 4,176,805
Total lending $4,176,805
Gross amount payable upon return of
collateral for securities loaned $4,315,934
Net amounts due to counterparty $139,129
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 61,436,499 46,659,455 14,777,044 –
Consumer Discretionary 115,985,959 75,259,147 40,726,812 –
Consumer Staples 61,842,508 36,536,793 25,305,715 –
Energy 59,820,178 36,596,905 23,223,273 –
Financials 164,648,333 103,168,844 61,479,489 –
Health Care 145,689,909 99,910,571 45,779,338 –
Industrials 123,334,397 72,112,422 51,221,975 –
Information Technology 161,478,941 129,115,570 32,363,371 –
Materials 56,283,669 22,729,643 33,554,022 4
Real Estate 28,814,388 23,863,173 4,951,215 –
Utilities 26,058,740 19,398,924 6,659,816 –
Registered Investment Companies
Unaffiliated 11,576,269 11,576,269 – –
Preferred Stock
Consumer Discretionary 2,030,340 – 2,030,340 –
Short-Term Investments 251,435,720 – 251,435,720 –
Subtotal Investments in Securities $1,270,435,850 $676,927,716 $593,508,130 $4
Other Investments  * Total
Affiliated Registered Investment Companies 65,405,695
Collateral Held for Securities Loaned 4,315,934
Subtotal Other Investments $69,721,629
Total Investments at Value $1,340,157,479
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,115,802 13,115,802 – –
Total Asset Derivatives $13,115,802 $13,115,802 $– $–
Liability Derivatives
Futures Contracts 279,657 279,657 – –
Total Liability Derivatives $279,657 $279,657 $– $–

Global Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling $15,479,612 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P 500 Index 1,149 June 2023 $ 227,232,684 $ 10,481,054
ICE mini MSCI EAFE Index 623 June 2023 63,588,113 1,717,862
ICE US mini MSCI Emerging Markets Index 281 June 2023 13,565,288 421,487
Total Futures Long Contracts $ 304,386,085 $ 12,620,403
CME E-mini Russell 2000 Index (653) June 2023 ( $ 59,706,174) $ 495,399
CME E-mini S&P Mid-Cap 400 Index (87) June 2023 (21,728,734) (279,657)
Total Futures Short Contracts ( $ 81,434,908) $215,742
Total Futures Contracts $ 222,951,177 $12,836,145
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Equity $35,589 $– $– $37,210 4,383 2.8%
Core Small Cap Value 28,288 – – 28,195 3,095 2.1
Total Affiliated Registered Investment
Companies 63,877 65,405 4.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,205 18,608 15,497 4,316 4,316 0.3
Total Collateral Held for Securities Loaned 1,205 4,316 0.3
Total Value $65,082 $69,721
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $1,621 $ – $–
Core Small Cap Value Fund – (93) – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total Value $– $1,528 $ –

Government Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 93.5% ) Value
Asset-Backed Securities (5.6%)
Cascade Funding Mortgage Trust,
LLC
$ 750,963
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
$ 710,047
ECMC Group Student Loan Trust
430,609
5.845%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
419,071
Finance of America HECM Buyout
699,569
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
662,448
GMAC Mortgage Corporation
Loan Trust
30,608
5.345%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
15,353
Goodgreen
931,297
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
853,485
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
1,264,212
1.650%,  3/25/2051, Ser.
2021-1 1,158,687
Missouri Higher Education Loan
Auth.
1,144,286
1.530%,  1/25/2061, Ser.
2021-1 989,875
1,401,008
5.545%,  (LIBOR 1M +
0.700%), 3/25/2061, Ser.
2021-2
b
1,331,891
Navient Student Loan Trust
1,219,024
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
1,037,890
703,675
5.895%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
694,827
868,667
5.745%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
846,501
New Hampshire Higher Education
Loan Corporation
615,591
6.045%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
b
608,657
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
33,033
5.066%,  (LIBOR 3M +
0.200%), 12/22/2036, Ser.
A-FP
a,b
32,044
SLM Student Loan Trust
233,210
5.245%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
224,448
Total 9,585,224
Collateralized Mortgage Obligations (16.8%)
Cascade Funding Mortgage Trust,
LLC
313,520
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
305,096
873,017
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
846,275
Principal
Amount Long-Term Fixed Income (93.5%) Value
Collateralized Mortgage Obligations (16.8%) -
continued
$ 1,299,271
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
$ 1,218,674
Federal Agricultural Mortgage
Corporation Real Estate Trust
1,746,878
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,416,103
1,683,257
2.631%,  1/25/2052, Ser.
2023-1, Class A
a,b,c
1,404,372
Federal Home Loan Mortgage
Corporation - REMIC
199,746
4.000%,  1/25/2051, Ser.
5249, Class LA 194,573
1,594,197
1.500%,  3/25/2050, Ser.
4982, Class JA 1,284,757
1,552,059
4.000%,  8/25/2052, Ser.
5256, Class AY 1,475,425
135,273
2.000%,  1/15/2041, Ser.
4074, Class JA 129,062
683,329
1.750%,  6/15/2042, Ser.
4097, Class QN 598,032
469,455
1.750%,  12/15/2042, Ser.
4141, Class KM 405,375
609,345
3.000%,  5/15/2045, Ser.
4631, Class PA 573,488
481,237
3.000%,  3/15/2047, Ser.
4734, Class JA 450,636
744,260
3.500%,  8/15/2047, Ser.
4860, Class CA 716,408
1,350,000
3.000%,  9/25/2048, Ser.
5210, Class GD 1,094,426
1,700,000
2.500%,  12/15/2048, Ser.
5094, Class BC 1,397,147
935,269
2.000%,  9/25/2049, Ser.
4906, Class KE 801,030
Federal National Mortgage
Association - REMIC
807,043
4.500%,  6/25/2052, Ser.
2022-43, Class MA 795,500
473,165
4.000%,  7/25/2052, Ser.
2022-37, Class PE 458,436
386,750
2.000%,  11/25/2032, Ser.
2012-123, Class BA 356,016
381,669
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 369,573
398,876
3.000%,  1/25/2043, Ser.
2013-114, Class AB 379,147
502,226
3.250%,  6/25/2043, Ser.
2013-60, Class PT 472,096
814,088
4.500%,  1/25/2046, Ser.
2022-68, Class BA 805,357
425,917
3.000%,  3/25/2046, Ser.
2016-66, Class PA 394,277
113,893
3.500%,  12/25/2047, Ser.
2018-41, Class PB 109,671
NewRez Warehouse Securitization
Trust
1,516,667
5.595%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
1,500,025
RMF Buyout Issuance Trust
714,336
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
682,598

Government Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.5%) Value
Collateralized Mortgage Obligations (16.8%) -
continued
Seasoned Credit Risk Transfer
Trust
$ 763,165
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
$ 702,271
1,050,450
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
989,189
1,164,174
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
1,007,693
1,300,225
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 1,118,213
1,285,809
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
1,081,764
1,125,989
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
968,449
Seasoned Loans Structured
Transaction Trust
1,048,551
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
948,038
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
1,501,676
Total 28,950,868
Commercial Mortgage-Backed Securities (6.3%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,600,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,c
1,450,507
1,700,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,c
1,604,644
1,600,000
3.530%,  8/25/2032, Ser.
K149, Class A2
c
1,513,606
1,500,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,c
1,439,308
3,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,c
2,899,162
300,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,c
290,363
500,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
c
504,507
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,200,000
4.250%,  5/25/2033, Ser.
K155, Class A2 1,196,648
Total 10,898,745
Energy (<0.1%)
Petroleos Mexicanos
75,000 2.378%,  4/15/2025 72,986
Total 72,986
Financials (0.8%)
HSBC Bank Canada
750,000 0.950%,  5/14/2023
a
746,200
Westpac Banking Corporation
750,000 2.000%,  1/16/2025
a
713,700
Total 1,459,900
Foreign Government (1.7%)
Province of British Columbia
1,550,000 1.750%,  9/27/2024 1,490,241
Principal
Amount Long-Term Fixed Income (93.5%) Value
Foreign Government (1.7%) - continued
Province of Ontario
$ 1,000,000 3.400%,  10/17/2023 $ 991,630
Province of Quebec
400,000 7.500%,  7/15/2023
d
402,556
Total 2,884,427
Mortgage-Backed Securities (29.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,797,285 3.000%,  2/1/2050 1,628,526
1,339,044 2.500%,  5/1/2051 1,155,894
702,025 3.500%,  5/1/2052 652,822
834,112 4.000%,  5/1/2052 804,197
2,524,407 3.500%,  6/1/2052 2,347,124
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
375,792 2.500%,  7/1/2030 355,326
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,132,233 3.500%,  5/1/2040 1,080,231
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,308,589 3.000%,  1/1/2052 2,074,386
83,526 2.000%,  2/1/2051 69,386
42,555 2.000%,  2/1/2051 35,305
1,388,903 2.500%,  2/1/2051 1,199,459
850,670 2.500%,  2/1/2051 738,842
2,286,807 2.000%,  3/1/2051 1,896,129
2,349,197 3.000%,  3/1/2052 2,114,380
1,130,578 2.000%,  4/1/2051 937,253
1,615,939 2.500%,  4/1/2051 1,395,678
1,362,146 3.000%,  4/1/2051 1,226,304
1,425,668 3.000%,  5/1/2050 1,292,868
85,448 2.000%,  5/1/2051 70,829
1,237,476 3.000%,  5/1/2051 1,127,374
980,122 3.000%,  6/1/2050 894,622
2,196,049 2.500%,  7/1/2051 1,895,956
500,853 3.500%,  7/1/2051 470,133
864,657 3.500%,  8/1/2050 811,726
862,213 3.500%,  9/1/2052 805,145
1,447,401 4.000%,  10/1/2052 1,389,666
101,458 2.000%,  11/1/2051 84,023
369,346 2.000%,  12/1/2050 306,421
2,316,074 2.500%,  12/1/2051 2,005,623
4,537,452 4.500%,  12/1/2052 4,484,717
9,715,000 5.500%,  4/1/2042
e
9,813,099
1,200,000 4.500%,  4/1/2049
e,f
1,175,755
2,400,000 5.000%,  4/1/2049
e
2,393,625
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
593,662 3.500%,  7/1/2061 555,313
749,072 4.000%,  12/1/2061 715,934
Total 50,004,071
U.S. Government & Agencies (33.3%)
Federal Farm Credit Banks
Funding Corporation
400,000 2.210%,  8/1/2024 388,780
1,250,000 1.320%,  3/18/2030 1,043,627

Government Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.5%) Value
U.S. Government & Agencies (33.3%) -
continued
Federal Home Loan Bank
$ 2,500,000 2.500%,  2/13/2024 $ 2,451,556
2,050,000 5.900%,  3/10/2043 2,090,470
Federal Home Loan Mortgage
Corporation
1,000,000 0.250%,  8/24/2023 982,234
Federal National Mortgage
Association
4,000,000 1.780%,  11/16/2035 2,906,862
Tennessee Valley Authority
1,115,000 5.250%,  9/15/2039 1,189,915
U.S. Treasury Bonds
1,265,000 1.375%,  8/15/2050 759,642
1,300,000 4.250%,  12/31/2024 1,301,168
500,000 1.875%,  2/28/2027 466,543
1,500,000 5.250%,  11/15/2028 1,623,340
5,340,000 2.625%,  2/15/2029 5,063,405
3,560,000 1.500%,  2/15/2030 3,120,841
2,000,000 3.500%,  2/15/2033 2,003,125
4,180,000 2.500%,  5/15/2046 3,319,181
3,500,000 2.875%,  5/15/2049 2,994,961
U.S. Treasury Bonds, TIPS
909,413 0.500%,  1/15/2028 877,607
842,540 0.875%,  2/15/2047 728,929
U.S. Treasury Notes
5,270,000 0.750%,  12/31/2023 5,115,811
225,000 3.000%,  6/30/2024 220,966
250,000 2.125%,  7/31/2024 242,656
3,500,000 1.250%,  8/31/2024 3,351,387
6,850,000 2.250%,  11/15/2024 6,635,135
200,000 1.375%,  1/31/2025 190,336
1,400,000 4.625%,  2/28/2025 1,413,617
900,000 0.250%,  8/31/2025 824,449
525,000 2.625%,  1/31/2026 507,814
750,000 1.750%,  12/31/2026 698,320
800,000 3.250%,  6/30/2027 786,187
1,000,000 0.625%,  11/30/2027 871,680
3,100,000 4.000%,  10/31/2029 3,174,715
Total 57,345,259
Total Long-Term Fixed Income
(cost $170,509,380) 161,201,480
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
312,750 Thrivent Cash Management Trust 312,750
Total Collateral Held for
Securities Loaned
(cost $312,750) 312,750
Shares or
Principal
Amount Short-Term Investments ( 13.8% ) Value
Federal Home Loan Bank Discount
Notes
100,000 4.690%, 5/10/2023
g,h
99,533
500,000 4.720%, 6/21/2023
g,h
494,878
Shares or
Principal
Amount Short-Term Investments (13.8%) Value
Thrivent Core Short-Term Reserve
Fund
2,329,483 5.190% $ 23,294,825
Total Short-Term Investments
(cost $23,853,283) 23,889,236
Total Investments (cost
$194,675,413) 107.5% $185,403,466
Other Assets and Liabilities, Net
(7.5%) (12,986,512)
Total Net Assets 100.0% $172,416,954
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $14,089,356 or 8.2% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security was earmarked to cover
written options.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Government Bond
Portfolio as of March 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 301,917
Total lending $301,917
Gross amount payable upon return of
collateral for securities loaned $312,750
Net amounts due to counterparty $10,833
Definitions:
FNMA - Federal National Mortgage Association
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Government Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 9,585,224 – 9,585,224 –
Collateralized Mortgage Obligations 28,950,868 – 28,950,868 –
Commercial Mortgage-Backed Securities 10,898,745 – 10,898,745 –
Energy 72,986 – 72,986 –
Financials 1,459,900 – 1,459,900 –
Foreign Government 2,884,427 – 2,884,427 –
Mortgage-Backed Securities 50,004,071 – 50,004,071 –
U.S. Government & Agencies 57,345,259 – 57,345,259 –
Short-Term Investments 594,411 – 594,411 –
Subtotal Investments in Securities $161,795,891 $– $161,795,891 $–
Other Investments  * Total
Affiliated Short-Term Investments 23,294,825
Collateral Held for Securities Loaned 312,750
Subtotal Other Investments $23,607,575
Total Investments at Value $185,403,466
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 612,094 612,094 – –
Total Asset Derivatives $612,094 $612,094 $– $–
Liability Derivatives
Futures Contracts 45,586 45,586 – –
Call Options Written 144 – – 144
Total Liability Derivatives $45,730 $45,586 $– $144
The following table presents Government Bond Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling $594,411 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 34 June 2023 $ 3,798,521 $ 108,823
CBOT 5-Yr. U.S. Treasury Note 177 June 2023 18,985,096 397,786
CBOT U.S. Long Bond 19 June 2023 2,386,484 105,485
Total Futures Long Contracts $ 25,170,101 $ 612,094
CME Ultra Long Term U.S. Treasury Bond (8) June 2023 ( $ 1,083,414) ( $ 45,586)
Total Futures Short Contracts ( $ 1,083,414) ($45,586)
Total Futures Contracts $ 24,086,687 $566,508

Government Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
MSC
-
Morgan Stanley & Company
The following table presents Government Bond Portfolio's options contracts held as of March 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (4.58) $ 99.75 April 2023 ( $ 4,482,566) ( $ 144) $ 14,510
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($144) $14,510
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $18,252 $24,519 $19,476 $23,295 2,329 13.5%
Total Affiliated Short-Term Investments 18,252 23,295 13.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 214 107 8 313 313 0.2
Total Collateral Held for Securities Loaned 214 313 0.2
Total Value $18,466 $23,608
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $2 ($2) $ – $211
Total Income/Non Income Cash from Affiliated
Investments $211
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $2 ($2) $ –

High Yield Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 3.6% )
a
Value
Basic Materials (0.4%)
Grinding Media, Inc., Term Loan
$ 3,385,445
8.701%,  (LIBOR 1M +
4.000%), 10/12/2028
b,c
$ 3,165,391
Total 3,165,391
Communications Services (1.2%)
Cengage Learning, Inc., Term
Loan
2,613,467
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
2,415,837
DIRECTV Financing, LLC, Term
Loan
3,101,025
9.840%,  (LIBOR 1M +
5.000%), 8/2/2027
b
2,978,038
Gogo Intermediate Holdings, LLC,
Term Loan
865,719
8.819%,  (LIBOR 3M +
3.750%), 4/30/2028
b
858,144
NEP Group, Inc., Term Loan
2,771,164
8.090%,  (LIBOR 1M +
3.250%), 10/20/2025
b
2,573,718
Total 8,825,737
Consumer Cyclical (0.2%)
Staples, Inc., Term Loan
1,666,391
9.814%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,530,747
Total 1,530,747
Consumer Non-Cyclical (0.4%)
Alltech, Inc., Term Loan
1,542,192
8.840%,  (LIBOR 1M +
4.000%), 10/15/2028
b
1,485,639
B&G Foods, Inc., Term Loan
655,872
7.340%,  (LIBOR 1M +
2.500%), 10/10/2026
b
636,708
City Brewing Company, LLC, Term
Loan
1,286,967
8.330%,  (LIBOR 3M +
3.500%), 4/5/2028
b
516,627
Total 2,638,974
Energy (0.2%)
GIP II Blue Holding, LP, Term Loan
1,868,553
9.659%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,854,539
Total 1,854,539
Technology (0.7%)
CoreLogic, Inc., Term Loan
1,566,150
8.375%,  (LIBOR 1M +
3.500%), 6/2/2028
b
1,331,792
Peraton Corporation, Term Loan
3,242,921
8.590%,  (LIBOR 1M +
3.750%), 2/1/2028
b
3,195,640
Rackspace Technology Global,
Inc., Term Loan
1,522,875
7.595%,  (LIBOR 3M +
2.750%), 2/9/2028
b
812,149
Total 5,339,581
Principal
Amount Bank Loans (3.6%)
a
Value
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 2,620,000
9.558%,  (LIBOR 3M +
4.750%), 4/20/2028
b
$ 2,656,759
Air Canada, Term Loan
1,014,900
8.369%,  (LIBOR 3M +
3.500%), 8/11/2028
b
1,010,779
Total 3,667,538
Total Bank Loans
(cost $29,437,816) 27,022,507
Principal
Amount Long-Term Fixed Income ( 88.1% ) Value
Basic Materials (5.3%)
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*,d,e
3,195
Alcoa Nederland Holding BV
5,000 5.500%,  12/15/2027
f
4,938
Cascades, Inc./Cascades USA,
Inc.
1,066,000 5.125%,  1/15/2026
f
1,001,957
Chemours Company
2,790,000 5.750%,  11/15/2028
f
2,490,716
Cleveland-Cliffs, Inc.
1,600,000 4.625%,  3/1/2029
f,g
1,468,211
1,075,000 4.875%,  3/1/2031
f,g
977,200
Consolidated Energy Finance SA
4,014,000 5.625%,  10/15/2028
f
3,452,843
First Quantum Minerals, Ltd.
1,065,000 6.875%,  3/1/2026
f
1,033,057
2,020,000 6.875%,  10/15/2027
f
1,947,344
Hecla Mining Company
895,000 7.250%,  2/15/2028 903,959
Hudbay Minerals, Inc.
675,000 4.500%,  4/1/2026
f
623,333
Mercer International, Inc.
1,565,000 5.500%,  1/15/2026 1,524,326
Methanex Corporation
2,000,000 4.250%,  12/1/2024 1,933,283
Novelis Corporation
870,000 3.250%,  11/15/2026
f
795,062
2,050,000 4.750%,  1/30/2030
f
1,883,530
670,000 3.875%,  8/15/2031
f
564,301
OCI NV
2,971,000 4.625%,  10/15/2025
f
2,819,832
Olin Corporation
2,820,000 5.625%,  8/1/2029
g
2,718,448
SCIL IV, LLC/SCIL USA Holdings,
LLC
2,313,000 5.375%,  11/1/2026
f
2,113,011
SK Invictus Intermediate II SARL
1,813,000 5.000%,  10/30/2029
f
1,505,225
SPCM SA
1,074,000 3.125%,  3/15/2027
f
941,584
1,133,000 3.375%,  3/15/2030
f
934,641
SunCoke Energy, Inc.
2,307,000 4.875%,  6/30/2029
f
2,008,610
Taseko Mines, Ltd.
2,750,000 7.000%,  2/15/2026
f
2,494,936
Unifrax Escrow Issuer Corporation
1,878,000 5.250%,  9/30/2028
f
1,500,625

High Yield Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.1%) Value
Basic Materials (5.3%) - continued
United States Steel Corporation
$ 2,355,000 6.875%,  3/1/2029 $ 2,355,000
Total 39,999,167
Capital Goods (11.6%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,963,663
0.000%,PIK 1.500%,
4/26/2024
*,e,h
19,818
Advanced Drainage Systems, Inc.
2,260,000 5.000%,  9/30/2027
f
2,147,734
AECOM
1,885,000 5.125%,  3/15/2027 1,867,224
Amsted Industries, Inc.
2,615,000 5.625%,  7/1/2027
f
2,543,087
2,240,000 4.625%,  5/15/2030
f
2,012,584
ARD Finance SA
1,700,000 6.500%,  6/30/2027
f
1,300,330
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
3,108,000 5.250%,  8/15/2027
f
2,450,456
Berry Global, Inc.
1,704,000 4.500%,  2/15/2026
f
1,640,100
Bombardier, Inc.
1,065,000 7.125%,  6/15/2026
f
1,068,834
2,070,000 7.875%,  4/15/2027
f,g
2,095,521
2,250,000 6.000%,  2/15/2028
f
2,190,949
Builders FirstSource, Inc.
1,070,000 5.000%,  3/1/2030
f
990,813
Canpack SA/Canpack US, LLC
1,330,000 3.125%,  11/1/2025
f
1,208,677
Chart Industries, Inc.
2,241,000 7.500%,  1/1/2030
f
2,315,446
Clean Harbors, Inc.
3,330,000 5.125%,  7/15/2029
f
3,172,319
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
f
285,862
594,000 8.750%,  4/15/2030
f
539,792
Cornerstone Building Brands, Inc.
1,534,000 6.125%,  1/15/2029
f
1,095,135
Covanta Holding Corporation
965,000 4.875%,  12/1/2029
f
858,599
CP Atlas Buyer, Inc.
1,915,000 7.000%,  12/1/2028
f,g
1,422,098
Crown Cork & Seal Company, Inc.
1,875,000 7.375%,  12/15/2026 1,981,275
GFL Environmental, Inc.
4,440,000 4.000%,  8/1/2028
f
4,034,051
H&E Equipment Services, Inc.
5,130,000 3.875%,  12/15/2028
f
4,495,599
Herc Holdings, Inc.
5,135,000 5.500%,  7/15/2027
f
4,955,275
Howmet Aerospace, Inc.
3,405,000 3.000%,  1/15/2029 3,018,873
JELD-WEN, Inc.
850,000 6.250%,  5/15/2025
f
847,875
Mauser Packaging Solutions
Holding Company
1,815,000 9.250%,  4/15/2027
f
1,677,042
MIWD Holdco II, LLC
969,000 5.500%,  2/1/2030
f
818,805
Principal
Amount Long-Term Fixed Income (88.1%) Value
Capital Goods (11.6%) - continued
Mueller Water Products, Inc.
$ 1,300,000 4.000%,  6/15/2029
f
$ 1,161,254
Nesco Holdings II, Inc.
2,240,000 5.500%,  4/15/2029
f
2,026,483
New Enterprise Stone and Lime
Company, Inc.
3,153,000 5.250%,  7/15/2028
f
2,786,918
OI European Group BV
2,725,000 4.750%,  2/15/2030
f
2,493,375
Owens-Brockway Glass Container,
Inc.
1,295,000 5.875%,  8/15/2023
f
1,291,892
Pactiv Evergreen Group
1,670,000 4.375%,  10/15/2028
f
1,459,885
PGT Innovations, Inc.
2,199,000 4.375%,  10/1/2029
f
1,987,126
Roller Bearing Company of
America, Inc.
1,672,000 4.375%,  10/15/2029
f
1,492,946
Sealed Air Corporation
1,214,000 6.125%,  2/1/2028
f
1,227,542
Silgan Holdings, Inc.
897,000 4.125%,  2/1/2028 844,252
SRM Escrow Issuer, LLC
3,730,000 6.000%,  11/1/2028
f
3,501,538
TransDigm, Inc.
4,275,000 6.250%,  3/15/2026
f
4,278,890
787,000 6.750%,  8/15/2028
f
794,870
640,000 4.625%,  1/15/2029 568,960
1,815,000 4.875%,  5/1/2029 1,606,423
Triumph Group, Inc.
1,211,000 9.000%,  3/15/2028
f
1,212,272
Trivium Packaging Finance
1,210,000 5.500%,  8/15/2026
f
1,159,180
530,000 8.500%,  8/15/2027
f,g
482,300
United Rentals North America, Inc.
1,700,000 3.875%,  2/15/2031 1,500,250
WESCO Distribution, Inc.
2,635,000 7.250%,  6/15/2028
f
2,705,618
Total 87,636,147
Communications Services (11.8%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
1,898,000 10.500%,  2/15/2028
f
1,039,155
Altice Financing SA
1,125,000 5.750%,  8/15/2029
f
894,375
Altice France SA/France
1,380,000 5.125%,  7/15/2029
f
1,038,450
3,179,000 5.500%,  10/15/2029
f
2,430,841
AMC Networks, Inc.
900,000 5.000%,  4/1/2024 887,706
1,790,000 4.250%,  2/15/2029 1,100,510
C&W Senior Financing DAC
525,000 6.875%,  9/15/2027
f
469,651
CCO Holdings, LLC/CCO Holdings
Capital Corporation
3,265,000 5.000%,  2/1/2028
f
3,011,962
3,380,000 5.375%,  6/1/2029
f
3,103,685
1,029,000 6.375%,  9/1/2029
f
982,695
3,610,000 4.750%,  3/1/2030
f
3,127,686
1,916,000 4.250%,  2/1/2031
f
1,566,637
843,000 4.750%,  2/1/2032
f
707,996

High Yield Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.1%) Value
Communications Services (11.8%) - continued
Clear Channel Worldwide
Holdings, Inc.
$ 1,819,000 5.125%,  8/15/2027
f
$ 1,632,552
Connect Finco SARL/Connect US
Finco, LLC
1,287,000 6.750%,  10/1/2026
f
1,209,780
Consolidated Communications,
Inc.
1,817,000 5.000%,  10/1/2028
f
1,234,267
CSC Holdings, LLC
2,925,000 5.375%,  2/1/2028
f
2,396,339
1,493,000 6.500%,  2/1/2029
f
1,239,955
2,365,000 4.125%,  12/1/2030
f
1,698,519
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
535,000 5.875%,  8/15/2027
f
484,549
DISH DBS Corporation
759,000 5.875%,  11/15/2024 676,770
1,308,000 5.250%,  12/1/2026
f
1,043,647
749,000 7.375%,  7/1/2028 427,424
1,271,000 5.750%,  12/1/2028
f
948,484
1,144,000 5.125%,  6/1/2029 609,180
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
f
816,372
1,590,000 5.000%,  5/1/2028
f
1,379,738
869,000 6.750%,  5/1/2029
f,g
688,682
561,000 8.750%,  5/15/2030
f
558,762
GCI, LLC
3,550,000 4.750%,  10/15/2028
f
3,062,691
Gray Escrow II, Inc.
5,506,000 5.375%,  11/15/2031
f
3,655,984
Iliad Holding SASU
2,654,000 6.500%,  10/15/2026
f
2,529,314
Lamar Media Corporation
822,000 3.750%,  2/15/2028 758,459
1,222,000 3.625%,  1/15/2031 1,050,920
LCPR Senior Secured Financing
DAC
3,707,000 6.750%,  10/15/2027
f
3,501,262
Level 3 Financing, Inc.
1,050,300 10.500%,  5/15/2030
f
1,003,037
1,325,000 4.625%,  9/15/2027
f
796,656
2,090,000 4.250%,  7/1/2028
f
1,179,178
Magallanes, Inc.
2,700,000 4.054%,  3/15/2029
f
2,511,360
Netflix, Inc.
720,000 4.875%,  4/15/2028 716,400
News Corporation
1,794,000 3.875%,  5/15/2029
f
1,594,418
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,007,000 6.250%,  6/15/2025
f
1,001,947
Playtika Holding Corporation
1,843,000 4.250%,  3/15/2029
f
1,534,298
Radiate Holdco, LLC/Radiate
Finance, Inc.
1,055,000 6.500%,  9/15/2028
f
432,550
Scripps Escrow II, Inc.
852,000 3.875%,  1/15/2029
f
668,532
Sirius XM Radio, Inc.
720,000 3.125%,  9/1/2026
f
649,440
365,000 5.000%,  8/1/2027
f
341,717
Principal
Amount Long-Term Fixed Income (88.1%) Value
Communications Services (11.8%) - continued
$ 1,660,000 4.000%,  7/15/2028
f
$ 1,425,840
890,000 3.875%,  9/1/2031
f
691,975
Sprint Capital Corporation
525,000 6.875%,  11/15/2028 564,128
Sprint Corporation
1,770,000 7.125%,  6/15/2024 1,799,331
6,590,000 7.625%,  2/15/2025 6,833,606
TEGNA, Inc.
2,422,000 4.625%,  3/15/2028 2,113,195
Telecom Italia Capital SA
275,000 6.000%,  9/30/2034 235,813
Telecom Italia SPA
476,000 5.303%,  5/30/2024
f
466,480
Telesat Canada/Telesat, LLC
1,025,000 4.875%,  6/1/2027
f
530,991
465,000 6.500%,  10/15/2027
f
144,150
United States Cellular Corporation
1,811,000 6.700%,  12/15/2033 1,575,570
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
2,392,000 4.750%,  4/15/2028
f
1,848,849
Univision Communications, Inc.
2,324,000 6.625%,  6/1/2027
f
2,203,617
VZ Secured Financing BV
2,221,000 5.000%,  1/15/2032
f
1,811,703
WMG Acquisition Corporation
456,000 3.750%,  12/1/2029
f,g
403,845
596,000 3.875%,  7/15/2030
f
523,306
1,487,000 3.000%,  2/15/2031
f
1,243,162
YPSO Finance BIS SA
851,000 10.500%,  5/15/2027
f
651,015
Total 89,461,108
Consumer Cyclical (16.8%)
1011778 B.C., ULC/New Red
Finance, Inc.
4,415,000 4.375%,  1/15/2028
f
4,075,707
Adient Global Holdings, Ltd.
1,212,000 4.875%,  8/15/2026
f
1,168,065
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
1,545,000 6.625%,  7/15/2026
f
1,484,753
1,060,000 6.000%,  6/1/2029
f
791,248
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,125,000 4.625%,  6/1/2028
f
952,031
1,160,000 4.625%,  6/1/2028
f
973,650
Allison Transmission, Inc.
3,750,000 3.750%,  1/30/2031
f
3,199,425
American Axle & Manufacturing,
Inc.
2,055,000 6.500%,  4/1/2027
g
1,890,600
Arko Corporation
1,358,000 5.125%,  11/15/2029
f
1,124,001
Ashton Woods USA, LLC/Ashton
Woods Finance Company
800,000 4.625%,  8/1/2029
f
648,000
1,410,000 4.625%,  4/1/2030
f
1,160,952
Boyd Gaming Corporation
2,210,000 4.750%,  6/15/2031
f
2,007,122
Boyne USA, Inc.
1,265,000 4.750%,  5/15/2029
f
1,129,360

High Yield Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.1%) Value
Consumer Cyclical (16.8%) - continued
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
$ 135,000 6.250%,  9/15/2027
f
$ 118,661
1,825,000 5.000%,  6/15/2029
f
1,396,125
350,000 4.875%,  2/15/2030
f
263,952
Caesars Entertainment, Inc.
3,114,000 6.250%,  7/1/2025
f
3,114,146
1,420,000 8.125%,  7/1/2027
f
1,448,400
2,919,000 4.625%,  10/15/2029
f,g
2,552,665
Carnival Corporation
1,396,000 10.500%,  2/1/2026
f
1,454,520
2,212,000 5.750%,  3/1/2027
f
1,814,570
937,000 4.000%,  8/1/2028
f
806,598
Cedar Fair, LP
3,070,000 5.250%,  7/15/2029
g
2,862,161
Churchill Downs, Inc.
1,065,000 4.750%,  1/15/2028
f
997,293
Cinemark USA, Inc.
2,938,000 5.875%,  3/15/2026
f,g
2,771,239
Clarios Global, LP/Clarios US
Finance Company
1,060,000 8.500%,  5/15/2027
f,g
1,063,975
Ford Motor Company
3,271,000 3.250%,  2/12/2032 2,570,864
1,800,000 6.100%,  8/19/2032 1,744,301
Ford Motor Credit Company, LLC
2,243,000 2.300%,  2/10/2025 2,078,756
2,230,000 4.134%,  8/4/2025 2,121,324
3,120,000 3.375%,  11/13/2025 2,924,345
390,000 2.700%,  8/10/2026 347,096
1,700,000 7.350%,  3/6/2030 1,746,750
Goodyear Tire & Rubber Company
1,790,000 5.000%,  7/15/2029
g
1,599,186
1,140,000 5.250%,  7/15/2031
g
984,652
Guitar Center Escrow Issuer II, Inc.
600,000 8.500%,  1/15/2026
f,g
526,500
Hanesbrands, Inc.
1,900,000 4.875%,  5/15/2026
f,g
1,800,250
Hilton Domestic Operating
Company, Inc.
1,770,000 4.875%,  1/15/2030 1,695,412
1,395,000 3.625%,  2/15/2032
f
1,177,031
Hilton Grand Vacations Borrower
Escrow, LLC
1,912,000 5.000%,  6/1/2029
f
1,698,210
International Game Technology plc
1,530,000 6.250%,  1/15/2027
f
1,547,212
835,000 5.250%,  1/15/2029
f
799,512
Jacobs Entertainment, Inc.
1,182,000 6.750%,  2/15/2029
f
1,032,684
KAR Auction Services, Inc.
499,000 5.125%,  6/1/2025
f,g
492,762
KB Home
1,880,000 6.875%,  6/15/2027 1,910,182
L Brands, Inc.
1,775,000 5.250%,  2/1/2028 1,695,125
2,485,000 6.625%,  10/1/2030
f
2,422,577
1,030,000 6.875%,  11/1/2035 928,531
Live Nation Entertainment, Inc.
1,560,000 4.750%,  10/15/2027
f,g
1,443,000
Macy's Retail Holdings, LLC
2,370,000 5.875%,  4/1/2029
f,g
2,192,226
Principal
Amount Long-Term Fixed Income (88.1%) Value
Consumer Cyclical (16.8%) - continued
Mattamy Group Corporation
$ 1,800,000 4.625%,  3/1/2030
f
$ 1,565,606
MGM Resorts International
5,000 5.500%,  4/15/2027 4,851
Michaels Companies, Inc.
1,385,000 5.250%,  5/1/2028
f
1,154,321
NCL Corporation, Ltd.
404,000 3.625%,  12/15/2024
f
375,720
592,000 5.875%,  3/15/2026
f
503,839
2,018,000 5.875%,  2/15/2027
f
1,881,785
New Red Finance, Inc.
1,525,000 4.000%,  10/15/2030
f
1,307,687
Nissan Motor Company, Ltd.
473,000 3.522%,  9/17/2025
f
448,123
460,000 4.345%,  9/17/2027
f
433,989
423,000 4.810%,  9/17/2030
f
383,032
Nordstrom, Inc.
825,000 4.250%,  8/1/2031 589,875
PENN Entertainment, Inc.
1,390,000 4.125%,  7/1/2029
f
1,159,079
PetSmart, Inc./PetSmart Finance
Corporation
3,550,000 7.750%,  2/15/2029
f
3,484,716
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
3,584,000 5.750%,  4/15/2026
f
3,557,120
1,790,000 3.375%,  8/31/2027
f
1,604,288
1,641,000 6.250%,  1/15/2028
f
1,534,335
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
3,305,000 5.750%,  1/15/2029
f
2,473,660
Royal Caribbean Cruises, Ltd.
876,000 11.500%,  6/1/2025
f
934,057
3,737,000 4.250%,  7/1/2026
f
3,353,958
793,000 9.250%,  1/15/2029
f
842,563
Scientific Games International, Inc.
2,970,000 7.250%,  11/15/2029
f
2,975,732
584,000 6.625%,  3/1/2030
f
516,069
SeaWorld Parks and
Entertainment, Inc.
902,000 5.250%,  8/15/2029
f
814,163
Six Flags Theme Parks, Inc.
483,000 7.000%,  7/1/2025
f
487,992
Staples, Inc.
1,534,000 10.750%,  4/15/2027
f,g
1,112,150
Station Casinos, LLC
800,000 4.500%,  2/15/2028
f
722,000
700,000 4.625%,  12/1/2031
f
591,150
Travel + Leisure Company
907,000 6.625%,  7/31/2026
f
910,524
Tripadvisor, Inc.
441,000 7.000%,  7/15/2025
f
441,965
Uber Technologies, Inc.
1,500,000 6.250%,  1/15/2028
f,g
1,496,250
VICI Properties, LP/VICI Note
Company, Inc.
2,600,000 5.750%,  2/1/2027
f
2,552,243
2,050,000 3.750%,  2/15/2027
f
1,892,489
Viking Cruises, Ltd.
2,671,000 5.875%,  9/15/2027
f
2,299,945
Wabash National Corporation
2,173,000 4.500%,  10/15/2028
f
1,883,922

High Yield Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.1%) Value
Consumer Cyclical (16.8%) - continued
WASH Multifamily Acquisition, Inc.
$ 1,055,000 5.750%,  4/15/2026
f
$ 998,294
Wyndham Hotels & Resorts, Inc.
1,500,000 4.375%,  8/15/2028
f,g
1,381,849
Total 127,417,048
Consumer Non-Cyclical (11.8%)
1375209 B.C., Ltd.
1,482,000 9.000%,  1/30/2028
f
1,469,403
Albertson's Companies, Inc.
3,850,000 5.875%,  2/15/2028
f
3,826,342
Albertsons Companies, Inc./
Safeway, Inc.
1,650,000 4.625%,  1/15/2027
f
1,595,690
1,911,000 3.500%,  3/15/2029
f
1,662,750
Aramark Services, Inc.
2,885,000 5.000%,  2/1/2028
f
2,730,552
Avantor Funding, Inc.
1,807,000 4.625%,  7/15/2028
f
1,712,133
B&G Foods, Inc.
887,000 5.250%,  9/15/2027 760,603
Bausch Health Companies, Inc.
850,000 5.500%,  11/1/2025
f,g
698,796
1,833,000 4.875%,  6/1/2028
f
1,081,470
1,898,000 11.000%,  9/30/2028
f
1,396,624
BellRing Brands, Inc.
1,257,000 7.000%,  3/15/2030
f
1,273,303
Central Garden & Pet Company
2,690,000 4.125%,  10/15/2030 2,376,884
Cheplapharm Arzneimittel GmbH
290,000 5.500%,  1/15/2028
f
258,167
Chobani, LLC/Chobani Finance
Corporation, Inc.
2,183,000 4.625%,  11/15/2028
f
1,989,259
CHS/Community Health Systems,
Inc.
1,525,000 5.625%,  3/15/2027
f
1,338,767
455,000 6.000%,  1/15/2029
f
384,875
781,000 4.750%,  2/15/2031
f
576,589
Coty, Inc.
2,232,000 5.000%,  4/15/2026
f
2,153,529
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
1,944,000 4.750%,  1/15/2029
f
1,815,187
Edgewell Personal Care Company
1,500,000 5.500%,  6/1/2028
f
1,437,015
Embecta Corporation
1,200,000 5.000%,  2/15/2030
f,g
1,032,096
Encompass Health Corporation
3,700,000 4.500%,  2/1/2028 3,448,733
Energizer Holdings, Inc.
2,670,000 4.750%,  6/15/2028
f
2,402,890
HCA, Inc.
2,071,000 5.375%,  2/1/2025 2,071,866
Herbalife Nutrition, Ltd.
1,050,000 7.875%,  9/1/2025
f
990,235
HLF Financing SARL, LLC/
Herbalife International, Inc.
2,690,000 4.875%,  6/1/2029
f
2,044,400
Jazz Securities DAC
1,190,000 4.375%,  1/15/2029
f
1,094,800
Principal
Amount Long-Term Fixed Income (88.1%) Value
Consumer Non-Cyclical (11.8%) - continued
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
$ 1,200,000 5.125%,  2/1/2028
f
$ 1,158,876
Lamb Weston Holdings, Inc.
1,020,000 4.125%,  1/31/2030
f
933,300
Mattel, Inc.
2,665,000 3.375%,  4/1/2026
f
2,508,658
1,250,000 5.875%,  12/15/2027
f
1,243,750
Mozart Debt Merger Sub, Inc.
1,953,000 3.875%,  4/1/2029
f
1,694,228
1,322,000 5.250%,  10/1/2029
f,g
1,146,984
Organon & Company/Organon
Foreign Debt Co-Issuer BV
2,638,000 4.125%,  4/30/2028
f
2,411,422
Owens & Minor, Inc.
1,483,000 6.625%,  4/1/2030
f,g
1,273,526
Performance Food Group, Inc.
1,267,000 4.250%,  8/1/2029
f
1,137,731
Perrigo Finance Unlimited
Company
2,644,000 4.375%,  3/15/2026 2,530,915
Pilgrim's Pride Corporation
1,544,000 3.500%,  3/1/2032 1,256,507
Post Holdings, Inc.
821,000 5.625%,  1/15/2028
f
804,580
815,000 5.500%,  12/15/2029
f
768,002
1,800,000 4.500%,  9/15/2031
f
1,584,180
Primo Water Holdings, Inc.
1,810,000 4.375%,  4/30/2029
f
1,579,389
SEG Holding, LLC
3,430,000 5.625%,  10/15/2028
f
3,249,624
Simmons Foods, Inc.
2,815,000 4.625%,  3/1/2029
f
2,287,553
Spectrum Brands, Inc.
2,120,000 5.000%,  10/1/2029
f
1,839,889
770,000 5.500%,  7/15/2030
f
677,526
Syneos Health, Inc.
2,270,000 3.625%,  1/15/2029
f
1,865,706
Tenet Healthcare Corporation
1,975,000 4.875%,  1/1/2026 1,936,211
4,345,000 5.125%,  11/1/2027 4,171,420
Teva Pharmaceutical Finance
Netherlands III BV
4,396,000 3.150%,  10/1/2026 3,978,380
TreeHouse Foods, Inc.
2,354,000 4.000%,  9/1/2028 2,080,705
United Natural Foods, Inc.
2,026,000 6.750%,  10/15/2028
f
1,882,985
Total 89,625,005
Energy (11.9%)
Antero Resources Corporation
407,000 5.375%,  3/1/2030
f
378,612
Archrock Partners, LP/Archrock
Partners Finance Corporation
930,000 6.250%,  4/1/2028
f
892,800
Buckeye Partners, LP
925,000 4.125%,  12/1/2027 805,410
1,730,000 4.500%,  3/1/2028
f
1,561,723
Callon Petroleum Company
2,029,000 6.375%,  7/1/2026 1,927,550
965,000 7.500%,  6/15/2030
f,g
907,100

High Yield Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.1%) Value
Energy (11.9%) - continued
Cheniere Energy Partners, LP
$ 3,015,000 4.500%,  10/1/2029 $ 2,800,967
268,000 3.250%,  1/31/2032 221,400
Chesapeake Energy Corporation
1,070,000 6.750%,  4/15/2029
f
1,062,253
Chesapeake Escrow Issuer, LLC
1,320,000 5.500%,  2/1/2026
f
1,298,986
Chord Energy Corporation
970,000 6.375%,  6/1/2026
f
960,756
CNX Resources Corporation
1,562,000 7.375%,  1/15/2031
f,g
1,538,570
Comstock Resources, Inc.
2,810,000 5.875%,  1/15/2030
f
2,414,205
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,275,000 5.500%,  6/15/2031
f
2,044,884
CrownRock, LP/CrownRock
Finance, Inc.
1,700,000 5.625%,  10/15/2025
f
1,666,100
DT Midstream, Inc.
1,310,000 4.125%,  6/15/2029
f
1,148,480
610,000 4.375%,  6/15/2031
f
531,426
Endeavor Energy Resources, LP/
EER Finance, Inc.
1,055,000 5.750%,  1/30/2028
f
1,047,087
Enerflex, Ltd.
1,184,000 9.000%,  10/15/2027
f
1,151,440
EnLink Midstream, LLC
2,645,000 5.625%,  1/15/2028
f
2,592,100
897,000 6.500%,  9/1/2030
f
907,055
EQM Midstream Partners, LP
1,463,000 4.750%,  1/15/2031
f
1,214,290
EQT Corporation
530,000 3.125%,  5/15/2026
f
490,223
1,310,000 3.900%,  10/1/2027 1,231,295
Ferrellgas, LP/Ferrellgas Finance
Corporation
1,456,000 5.375%,  4/1/2026
f
1,363,180
Genesis Energy LP/Genesis
Energy Finance Corporation
1,187,000 8.875%,  4/15/2030 1,201,837
Harvest Midstream, LP
3,356,000 7.500%,  9/1/2028
f
3,347,006
Hess Midstream Operations, LP
790,000 5.625%,  2/15/2026
f
782,021
1,605,000 4.250%,  2/15/2030
f
1,433,425
Hilcorp Energy I, LP/Hilcorp
Finance Company
2,274,000 5.750%,  2/1/2029
f
2,093,320
1,065,000 6.000%,  2/1/2031
f
980,586
1,350,000 6.250%,  4/15/2032
f
1,248,750
Holly Energy Partners, LP/Holly
Energy Finance Corporation
1,100,000 6.375%,  4/15/2027
f
1,087,763
Howard Midstream Energy
Partners, LLC
2,223,000 6.750%,  1/15/2027
f
2,096,200
ITT Holdings, LLC
1,995,000 6.500%,  8/1/2029
f
1,684,418
Laredo Petroleum, Inc.
2,775,000 7.750%,  7/31/2029
f
2,314,794
MEG Energy Corporation
1,974,000 7.125%,  2/1/2027
f
2,013,665
Principal
Amount Long-Term Fixed Income (88.1%) Value
Energy (11.9%) - continued
Murphy Oil Corporation
$ 1,495,000 5.875%,  12/1/2027 $ 1,456,030
Nabors Industries, Ltd.
1,770,000 7.250%,  1/15/2026
f
1,688,138
New Fortress Energy, Inc.
900,000 6.750%,  9/15/2025
f
866,250
NuStar Logistics, LP
425,000 5.750%,  10/1/2025 413,327
Occidental Petroleum Corporation
620,000 8.500%,  7/15/2027 682,000
Patterson-UTI Energy, Inc.
1,065,000 3.950%,  2/1/2028
g
945,836
530,000 5.150%,  11/15/2029 488,039
Precision Drilling Corporation
1,405,000 6.875%,  1/15/2029
f
1,275,038
Range Resources Corporation
930,000 4.875%,  5/15/2025 911,784
1,745,000 4.750%,  2/15/2030
f
1,590,620
Rockcliff Energy II, LLC
1,153,000 5.500%,  10/15/2029
f
1,021,864
Sanchez Energy Corporation
3,740,000 0.000%,  2/15/2023
c,d,e
4
SM Energy Company
930,000 5.625%,  6/1/2025 901,724
1,992,000 6.750%,  9/15/2026 1,953,475
Southwestern Energy Company
1,515,000 5.375%,  2/1/2029 1,427,888
1,037,000 4.750%,  2/1/2032 915,661
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
1,825,000 5.875%,  3/1/2027 1,770,424
Sunoco, LP/Sunoco Finance
Corporation
1,200,000 4.500%,  5/15/2029 1,101,384
850,000 4.500%,  4/30/2030 768,715
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,006,000 5.500%,  1/15/2028
f
1,834,213
Targa Resources Partners, LP
1,585,000 6.500%,  7/15/2027 1,616,009
Teine Energy, Ltd.
1,070,000 6.875%,  4/15/2029
f
979,050
Transocean, Inc.
3,037,000 11.500%,  1/30/2027
f
3,136,614
USA Compression Partners, LP
800,000 6.875%,  9/1/2027 764,464
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,168,000 6.875%,  4/1/2026 1,135,234
Venture Global Calcasieu Pass,
LLC
2,490,000 3.875%,  8/15/2029
f
2,245,980
927,000 6.250%,  1/15/2030
f
933,953
1,280,000 4.125%,  8/15/2031
f
1,124,582
Weatherford International, Ltd.
2,203,000 8.625%,  4/30/2030
f
2,253,801
Western Gas Partners, LP
1,146,000 4.650%,  7/1/2026 1,107,678
Total 89,751,456

High Yield Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.1%) Value
Financials (8.1%)
AerCap Holdings NV
$ 2,820,000 5.875%,  10/10/2079
b,g
$ 2,568,146
Aircastle, Ltd.
524,000 2.850%,  1/26/2028
f
450,860
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,056,000 6.750%,  10/15/2027
f
979,440
Ally Financial, Inc.
390,000 6.700%,  2/14/2033
g
346,470
AmWINS Group, Inc.
1,377,000 4.875%,  6/30/2029
f
1,218,645
Avolon Holdings Funding, Ltd.
1,048,000 2.528%,  11/18/2027
f
886,997
Centene Corporation
790,000 4.250%,  12/15/2027 761,118
962,000 4.625%,  12/15/2029 904,511
920,000 3.375%,  2/15/2030 802,649
Coinbase Global, Inc.
585,000 3.625%,  10/1/2031
f
327,600
Credit Acceptance Corporation
2,097,000 5.125%,  12/31/2024
f
1,993,136
519,000 6.625%,  3/15/2026
g
484,157
Credit Suisse Group AG
1,050,000 2.193%,  6/5/2026
b,f
934,713
Drawbridge Special Opportunities
Fund, LP
5,135,000 3.875%,  2/15/2026
f
4,544,830
EPR Properties
788,000 4.950%,  4/15/2028 657,954
524,000 3.750%,  8/15/2029 401,390
Fortress Transportation and
Infrastructure Investors, LLC
1,769,000 6.500%,  10/1/2025
f
1,770,176
700,000 9.750%,  8/1/2027
f
738,563
556,000 5.500%,  5/1/2028
f
507,261
Genworth Mortgage Holdings, Inc.
1,142,000 6.500%,  8/15/2025
f
1,113,450
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
4,395,000 3.750%,  12/15/2027
f
3,477,409
goeasy, Ltd.
596,000 5.375%,  12/1/2024
f
562,175
HUB International, Ltd.
2,343,000 5.625%,  12/1/2029
f,g
2,041,397
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
3,622,000 4.750%,  9/15/2024 3,532,932
647,000 6.250%,  5/15/2026 636,697
1,145,000 5.250%,  5/15/2027 1,074,365
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
601,000 5.000%,  8/15/2028
f
508,801
Molina Healthcare, Inc.
1,505,000 4.375%,  6/15/2028
f
1,400,086
MPT Operating Partnership, LP/
MPT Finance Corporation
1,530,000 4.625%,  8/1/2029
g
1,130,288
Nationstar Mortgage Holdings,
Inc.
1,480,000 6.000%,  1/15/2027
f
1,343,100
Principal
Amount Long-Term Fixed Income (88.1%) Value
Financials (8.1%) - continued
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
$ 2,630,000 4.500%,  9/30/2028
f
$ 1,966,640
Office Properties Income Trust
593,000 4.250%,  5/15/2024 552,857
647,000 2.650%,  6/15/2026 436,845
OneMain Finance Corporation
1,192,000 6.875%,  3/15/2025 1,155,054
2,310,000 7.125%,  3/15/2026 2,220,580
1,298,000 4.000%,  9/15/2030 973,500
Park Intermediate Holdings, LLC
1,651,000 4.875%,  5/15/2029
f
1,420,355
PRA Group, Inc.
1,100,000 7.375%,  9/1/2025
f
1,094,226
743,000 8.375%,  2/1/2028
f
743,074
Quicken Loans, LLC
1,689,000 3.875%,  3/1/2031
f
1,400,418
RLJ Lodging Trust, LP
736,000 3.750%,  7/1/2026
f
673,736
2,273,000 4.000%,  9/15/2029
f
1,898,234
Service Properties Trust
1,758,000 4.650%,  3/15/2024 1,714,050
480,000 4.350%,  10/1/2024 459,125
2,240,000 7.500%,  9/15/2025 2,210,314
SLM Corporation
780,000 4.200%,  10/29/2025 702,000
Synchrony Financial
403,000 7.250%,  2/2/2033 355,527
United Wholesale Mortgage, LLC
440,000 5.500%,  11/15/2025
f
416,420
1,200,000 5.500%,  4/15/2029
f
1,002,000
USI, Inc./NY
588,000 6.875%,  5/1/2025
f
579,180
XHR, LP
736,000 6.375%,  8/15/2025
f
721,979
840,000 4.875%,  6/1/2029
f
712,393
Total 61,507,823
Technology (5.6%)
AthenaHealth Group, Inc.
2,292,000 6.500%,  2/15/2030
f,g
1,858,490
Black Knight InfoServ, LLC
2,704,000 3.625%,  9/1/2028
f
2,449,635
Cloud Software Group, Inc.
840,000 6.500%,  3/31/2029
f
743,067
CommScope Technologies
Finance, LLC
2,442,000 6.000%,  6/15/2025
f,g
2,299,768
CommScope, Inc.
2,330,000 7.125%,  7/1/2028
f,g
1,718,468
Everi Holdings, Inc.
1,065,000 5.000%,  7/15/2029
f
947,931
Gartner, Inc.
5,000 3.750%,  10/1/2030
f
4,488
II-VI, Inc.
902,000 5.000%,  12/15/2029
f,g
818,745
Iron Mountain, Inc.
3,415,000 5.250%,  3/15/2028
f
3,253,129
890,000 5.000%,  7/15/2028
f
828,145
1,560,000 5.250%,  7/15/2030
f
1,406,624
1,840,000 4.500%,  2/15/2031
f
1,581,167

High Yield Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.1%) Value
Technology (5.6%) - continued
MSCI, Inc.
$ 2,805,000 3.250%,  8/15/2033
f
$ 2,297,153
NCR Corporation
2,097,000 5.750%,  9/1/2027
f
2,060,785
2,265,000 5.125%,  4/15/2029
f
1,959,799
Open Text Corporation
2,284,000 3.875%,  12/1/2029
f
1,922,613
1,578,000 4.125%,  2/15/2030
f
1,353,702
PTC, Inc.
390,000 3.625%,  2/15/2025
f
376,125
1,045,000 4.000%,  2/15/2028
f
976,517
Rackspace Technology Global,
Inc.
1,035,000 3.500%,  2/15/2028
f
538,262
855,000 5.375%,  12/1/2028
f
326,877
Seagate HDD Cayman
4,026,000 4.091%,  6/1/2029 3,556,956
Sensata Technologies, Inc.
1,275,000 3.750%,  2/15/2031
f
1,115,625
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
960,000 4.625%,  11/1/2026
f
902,400
SS&C Technologies, Inc.
4,390,000 5.500%,  9/30/2027
f
4,259,610
Unisys Corporation
1,690,000 6.875%,  11/1/2027
f
1,077,375
Viavi Solutions, Inc.
1,662,000 3.750%,  10/1/2029
f
1,421,287
Total 42,054,743
Transportation (2.8%)
Allegiant Travel Company
1,320,000 7.250%,  8/15/2027
f
1,314,060
American Airlines Group, Inc.
534,000 3.750%,  3/1/2025
f,g
489,971
American Airlines, Inc.
1,500,000 11.750%,  7/15/2025
f
1,641,060
1,078,000 7.250%,  2/15/2028
f
1,048,355
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,604,000 5.500%,  4/20/2026
f
1,578,515
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,870,000 5.375%,  3/1/2029
f,g
1,736,155
Delta Air Lines, Inc.
877,000 7.000%,  5/1/2025
f
899,033
376,000 7.375%,  1/15/2026
g
391,243
Hawaiian Brand Intellectual
Property, Ltd.
1,493,000 5.750%,  1/20/2026
f
1,417,387
Hertz Corporation
1,556,000 4.625%,  12/1/2026
f
1,408,958
1,868,000 5.000%,  12/1/2029
f
1,547,115
Rand Parent, LLC
1,564,000 8.500%,  2/15/2030
f
1,470,160
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
f
451,125
United Airlines, Inc.
1,165,000 4.375%,  4/15/2026
f
1,114,571
1,363,000 4.625%,  4/15/2029
f
1,232,835
VistaJet Malta Finance plc/XO
Management Holding, Inc.
1,820,000 6.375%,  2/1/2030
f,g
1,622,050
Principal
Amount Long-Term Fixed Income (88.1%) Value
Transportation (2.8%) - continued
XPO Escrow Sub, LLC
$ 1,776,000 7.500%,  11/15/2027
f
$ 1,847,040
Total 21,209,633
Utilities (2.4%)
Calpine Corporation
1,670,000 4.500%,  2/15/2028
f
1,549,123
Edison International
1,345,000 5.000%,  12/15/2026
b,i
1,114,326
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
f
926,664
NextEra Energy Operating
Partners, LP
2,792,000 3.875%,  10/15/2026
f
2,600,014
NRG Energy, Inc.
386,000 3.375%,  2/15/2029
f
319,499
1,340,000 5.250%,  6/15/2029
f
1,244,009
PG&E Corporation
2,069,000 5.000%,  7/1/2028 1,952,619
Sunnova Energy Corporation
1,070,000 5.875%,  9/1/2026
f,g
906,825
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
f
2,533,357
TerraForm Power Operating, LLC
3,345,000 5.000%,  1/31/2028
f
3,177,879
Vistra Corporation
2,062,000 7.000%,  12/15/2026
b,f,i
1,814,560
Vistra Operations Company, LLC
387,000 5.000%,  7/31/2027
f
365,908
Total 18,504,783
Total Long-Term Fixed Income
(cost $732,374,820) 667,166,913
Shares
Collateral Held for Securities
Loaned ( 9 .7% ) Value
73,468,685 Thrivent Cash Management Trust 73,468,685
Total Collateral Held for
Securities Loaned
(cost $73,468,685) 73,468,685
Shares
Registered Investment
Companies ( 4.8% ) Value
Unaffiliated  (4.8%)
57,293 iShares Preferred and Income
Securities ETF
g
1,788,688
351,131 SPDR Bloomberg High Yield Bond
ETF
g
32,591,979
82,708 SPDR Bloomberg Short Term High
Yield Bond ETF 2,054,467
Total 36,435,134
Total Registered Investment
Companies (cost $36,750,970) 36,435,134
Shares Common Stock ( 0.1% ) Value
Communications Services (0.1%)
85,655 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
j
742,372
Total 742,372

High Yield Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (0.1%) Value
Energy (<0.1%)
12,877 California Resources Corporation,
Warrants (Expires 10/27/2024)
j
$ 109,454
Total 109,454
Total Common Stock
(cost $844,873) 851,826
Shares Short-Term Investments ( 1.9% ) Value
Thrivent Core Short-Term Reserve
Fund
1,418,233 5.190% 14,182,325
Total Short-Term Investments
(cost $14,172,731) 14,182,325
Total Investments (cost
$887,049,895) 108.2% $819,127,390
Other Assets and Liabilities, Net
(8.2%) (62,048,205)
Total Net Assets 100.0% $757,079,185
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Defaulted security.  Interest is not being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $517,022,572 or 68.3%
of total net assets.
g All or a portion of the security is on loan.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2023.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Non-income producing security.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of March 31, 2023 was $23,013 or 0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
March 31, 2023.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
March 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 39,421,231
Common Stock 32,550,812
Total lending $71,972,043
Gross amount payable upon return of
collateral for securities loaned $73,468,685
Net amounts due to counterparty $1,496,642
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

High Yield Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,165,391 – – 3,165,391
Communications Services 8,825,737 – 8,825,737 –
Consumer Cyclical 1,530,747 – 1,530,747 –
Consumer Non-Cyclical 2,638,974 – 2,638,974 –
Energy 1,854,539 – 1,854,539 –
Technology 5,339,581 – 5,339,581 –
Transportation 3,667,538 – 3,667,538 –
Long-Term Fixed Income
Basic Materials 39,999,167 – 39,999,167 –
Capital Goods 87,636,147 – 87,636,147 –
Communications Services 89,461,108 – 89,461,108 –
Consumer Cyclical 127,417,048 – 127,417,048 –
Consumer Non-Cyclical 89,625,005 – 89,625,005 –
Energy 89,751,456 – 89,751,452 4
Financials 61,507,823 – 61,507,823 –
Technology 42,054,743 – 42,054,743 –
Transportation 21,209,633 – 21,209,633 –
Utilities 18,504,783 – 18,504,783 –
Registered Investment Companies
Unaffiliated 36,435,134 36,435,134 – –
Common Stock
Communications Services 742,372 – 742,372 –
Energy 109,454 109,454 – –
Subtotal Investments in Securities $731,476,380 $36,544,588 $691,766,397 $3,165,395
Other Investments  * Total
Affiliated Short-Term Investments 14,182,325
Collateral Held for Securities Loaned 73,468,685
Subtotal Other Investments $87,651,010
Total Investments at Value $819,127,390
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $ 13,821 $51,255 $50,894 $14,182 1,418 1.9%
Total Affiliated Short-Term Investments 13,821 14,182 1.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 45,244 135,224 106,999 73,469 73,469 9.7
Total Collateral Held for Securities Loaned 45,244 73,469 9.7
Total Value $59,065 $87,651
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $167
Total Income/Non Income Cash from Affiliated
Investments $167
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 219
Total Affiliated Income from Securities Loaned, Net $219
Total Value $– $– $ –

Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 96.2% ) Value
Asset-Backed Securities (2.4%)
Ares XL CLO, Ltd.
$ 4,250,000
6.592%,  (LIBOR 3M +
1.800%), 1/15/2029, Ser.
2016-40A, Class BRR
a,b
$ 4,025,315
Atrium IX
3,600,000
6.953%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
a,b
3,393,162
Benefit Street Partners CLO II, Ltd.
3,600,000
6.692%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
a,b
3,472,409
Galaxy XXIII CLO, Ltd.
1,200,000
6.516%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
a,b
1,133,159
GMAC Mortgage Corporation
Loan Trust
122,432
5.345%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
61,413
OCP CLO, Ltd.
5,125,000
6.792%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
a,b
4,771,770
Octagon Investment Partners 31,
LLC
3,200,000
8.208%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
a,b
2,978,032
Park Blue CLO 2022-II, Ltd.
2,600,000
7.191%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,b
2,605,860
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
154,154
5.066%,  (LIBOR 3M +
0.200%), 12/22/2036, Ser.
A-FP
a,b
149,538
Sound Point CLO XV, Ltd.
6,400,000
6.315%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,b
6,245,485
Sound Point CLO, Ltd.
3,200,000
7.058%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
a,b
2,917,738
Total 31,753,881
Basic Materials (1.3%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
a
237,005
Anglo American Capital plc
2,200,000 3.625%,  9/11/2024
a
2,146,915
2,550,000 4.750%,  4/10/2027
a
2,494,734
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 301,299
1,850,000 5.250%,  9/1/2029 1,814,013
Glencore Funding, LLC
1,800,000 3.375%,  9/23/2051
a
1,251,277
4,559,000 4.000%,  3/27/2027
a
4,389,925
2,700,000 2.500%,  9/1/2030
a,d
2,261,923
Principal
Amount Long-Term Fixed Income (96.2%) Value
Basic Materials (1.3%) - continued
OCI NV
$ 258,000 4.625%,  10/15/2025
a
$ 244,873
Olin Corporation
320,000 5.125%,  9/15/2027 306,908
Syngenta Finance NV
1,675,000 4.441%,  4/24/2023
a
1,672,994
Total 17,121,866
Capital Goods (5.2%)
Amsted Industries, Inc.
260,000 5.625%,  7/1/2027
a
252,850
BAE Systems plc
2,550,000 3.400%,  4/15/2030
a
2,340,890
1,600,000 1.900%,  2/15/2031
a
1,303,457
Boeing Company
6,650,000 5.930%,  5/1/2060 6,642,059
5,200,000 3.250%,  2/1/2028 4,845,412
1,600,000 5.150%,  5/1/2030 1,610,003
3,500,000 5.705%,  5/1/2040 3,540,625
Carrier Global Corporation
3,000,000 2.722%,  2/15/2030 2,624,637
1,550,000 2.700%,  2/15/2031 1,333,187
3,100,000 3.377%,  4/5/2040 2,464,210
General Electric Company
1,815,000
8.196%,  (LIBOR 3M +
3.330%), 6/15/2023
b,e
1,813,185
GFL Environmental, Inc.
320,000 3.500%,  9/1/2028
a
289,600
Howmet Aerospace, Inc.
9,000 6.875%,  5/1/2025 9,343
4,750,000 3.000%,  1/15/2029 4,211,350
2,400,000 5.950%,  2/1/2037 2,418,000
Huntington Ingalls Industries, Inc.
1,900,000 3.844%,  5/1/2025 1,856,564
John Deere Capital Corporation
4,500,000 4.900%,  3/3/2028 4,624,044
Lockheed Martin Corporation
1,600,000 5.900%,  11/15/2063 1,874,647
Northrop Grumman Corporation
800,000 4.950%,  3/15/2053 797,611
2,250,000 3.250%,  1/15/2028 2,137,869
1,550,000 4.700%,  3/15/2033 1,565,762
Owens-Brockway Glass Container,
Inc.
205,000 5.875%,  8/15/2023
a
204,508
Raytheon Technologies
Corporation
2,750,000 3.030%,  3/15/2052 1,990,218
2,200,000 4.125%,  11/16/2028 2,168,356
1,925,000 4.450%,  11/16/2038 1,826,225
Regal Rexnord Corporation
2,850,000 6.050%,  4/15/2028
a
2,851,269
2,800,000 6.300%,  2/15/2030
a
2,819,333
Republic Services, Inc.
2,900,000 4.875%,  4/1/2029 2,931,371
Teledyne Technologies, Inc.
3,000,000 2.250%,  4/1/2028 2,681,129
Textron, Inc.
2,560,000 3.650%,  3/15/2027 2,446,145
Total 68,473,859

Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Collateralized Mortgage Obligations (<0.1%)
Wachovia Mortgage Loan Trust,
LLC
$ 57,990
3.937%,  5/20/2036, Ser.
2006-A, Class 2A1
b
$ 54,542
Total 54,542
Communications Services (7.2%)
Activision Blizzard, Inc.
4,300,000 2.500%,  9/15/2050 2,882,289
American Tower Corporation
1,810,000 3.125%,  1/15/2027 1,685,173
3,100,000 1.875%,  10/15/2030 2,458,662
1,400,000 5.650%,  3/15/2033 1,440,989
AT&T, Inc.
2,250,000 3.650%,  6/1/2051 1,704,227
5,208,000 3.650%,  9/15/2059 3,721,607
2,481,000 4.300%,  2/15/2030 2,410,840
2,250,000 2.750%,  6/1/2031 1,939,108
4,487,000 2.550%,  12/1/2033 3,609,119
3,190,000 4.300%,  12/15/2042 2,776,282
1,700,000 4.500%,  3/9/2048 1,470,965
CCO Holdings, LLC/CCO Holdings
Capital Corporation
190,000 5.500%,  5/1/2026
a
184,775
4,500,000 5.000%,  2/1/2028
a
4,151,250
320,000 4.750%,  3/1/2030
a
277,246
260,000 4.500%,  8/15/2030
a
219,700
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
3,750,000 4.800%,  3/1/2050 2,858,225
2,800,000 4.908%,  7/23/2025 2,772,057
2,450,000 6.384%,  10/23/2035 2,440,729
2,500,000 3.500%,  6/1/2041 1,715,631
Comcast Corporation
1,183,000 2.887%,  11/1/2051 807,633
2,650,000 4.600%,  10/15/2038 2,565,659
1,200,000 4.650%,  7/15/2042 1,141,027
Cox Communications, Inc.
2,700,000 3.350%,  9/15/2026
a
2,568,298
Discovery Communications, LLC
1,600,000 4.900%,  3/11/2026 1,587,858
Magallanes, Inc.
3,300,000 5.141%,  3/15/2052
a
2,673,770
3,600,000 5.050%,  3/15/2042
a
3,011,164
Netflix, Inc.
1,200,000 4.875%,  4/15/2028 1,194,000
3,731,000 5.875%,  11/15/2028 3,920,721
1,800,000 6.375%,  5/15/2029 1,927,260
4,300,000 4.875%,  6/15/2030
a
4,280,844
SBA Communications Corporation
320,000 3.125%,  2/1/2029 278,381
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 247,142
4,800,000 8.750%,  3/15/2032 5,844,000
Sprint Corporation
570,000 7.125%,  6/15/2024 579,446
T-Mobile USA, Inc.
4,400,000 3.400%,  10/15/2052 3,167,417
1,800,000 3.500%,  4/15/2031 1,618,503
1,800,000 3.000%,  2/15/2041 1,334,362
Verizon Communications, Inc.
4,000,000 3.875%,  3/1/2052 3,233,972
Principal
Amount Long-Term Fixed Income (96.2%) Value
Communications Services (7.2%) - continued
$ 2,600,000 4.000%,  3/22/2050 $ 2,163,216
2,400,000 2.100%,  3/22/2028 2,137,971
1,591,000 1.680%,  10/30/2030 1,284,209
4,200,000 3.400%,  3/22/2041 3,339,219
Walt Disney Company
1,900,000 7.625%,  11/30/2028 2,172,822
Total 93,797,768
Consumer Cyclical (5.8%)
Amazon.com, Inc.
1,800,000 3.100%,  5/12/2051 1,363,519
Caesars Entertainment, Inc.
320,000 6.250%,  7/1/2025
a
320,015
Cedar Fair, LP
320,000 5.250%,  7/15/2029
d
298,336
Daimler Trucks Finance North
America, LLC
4,500,000 2.375%,  12/14/2028
a
3,880,379
Expedia Group, Inc.
5,400,000 3.250%,  2/15/2030 4,679,632
Ford Motor Credit Company, LLC
3,300,000 4.063%,  11/1/2024 3,186,652
General Motors Company
5,425,000 6.800%,  10/1/2027 5,737,202
General Motors Financial
Company, Inc.
1,150,000 1.500%,  6/10/2026 1,023,582
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,028,400
Home Depot, Inc.
3,300,000 4.950%,  9/15/2052 3,296,966
2,680,000 4.250%,  4/1/2046 2,441,876
Hyundai Capital America
1,450,000 5.500%,  3/30/2026
a
1,452,184
2,800,000 2.375%,  10/15/2027
a
2,475,393
2,750,000 1.800%,  1/10/2028
a
2,332,256
Kohl's Corporation
3,150,000 3.375%,  5/1/2031
d
2,126,124
3,100,000 5.550%,  7/17/2045 1,807,021
Lennar Corporation
2,950,000 4.750%,  5/30/2025 2,905,218
Lowe's Companies, Inc.
1,700,000 5.625%,  4/15/2053 1,705,549
4,750,000 2.625%,  4/1/2031 4,059,824
Marriott International, Inc./MD
5,650,000 4.625%,  6/15/2030 5,485,375
McDonald's Corporation
2,675,000 4.450%,  3/1/2047 2,449,504
Six Flags Entertainment
Corporation
110,000 5.500%,  4/15/2027
a,d
106,602
Six Flags Theme Parks, Inc.
35,000 7.000%,  7/1/2025
a
35,362
Starbucks Corporation
4,000,000 4.800%,  2/15/2033 4,037,306
Target Corporation
2,750,000 2.950%,  1/15/2052 1,987,961
Toll Brothers Finance Corporation
4,300,000 3.800%,  11/1/2029 3,862,972
VICI Properties, LP/VICI Note
Company, Inc.
2,400,000 4.625%,  6/15/2025
a
2,320,354
640,000 4.500%,  9/1/2026
a
602,020

Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Consumer Cyclical (5.8%) - continued
$ 180,000 4.250%,  12/1/2026
a
$ 167,943
3,500,000 5.750%,  2/1/2027
a
3,435,712
1,800,000 3.750%,  2/15/2027
a
1,661,697
180,000 4.625%,  12/1/2029
a
163,857
Walmart, Inc.
2,200,000 4.500%,  9/9/2052 2,196,679
Total 75,633,472
Consumer Non-Cyclical (11.4%)
Abbott Laboratories
1,440,000 4.750%,  11/30/2036 1,495,824
2,500,000 6.000%,  4/1/2039 2,838,454
AbbVie, Inc.
1,800,000 2.950%,  11/21/2026 1,712,678
5,100,000 4.550%,  3/15/2035 4,986,610
3,100,000 4.300%,  5/14/2036 2,913,890
1,900,000 4.850%,  6/15/2044 1,819,426
Amgen, Inc.
4,000,000 5.650%,  3/2/2053 4,162,804
2,900,000 5.250%,  3/2/2033 2,979,457
Anheuser-Busch InBev Worldwide,
Inc.
3,075,000 4.000%,  4/13/2028 3,039,999
2,750,000 3.500%,  6/1/2030 2,592,759
2,710,000 4.700%,  2/1/2036 2,698,686
586,000 4.600%,  4/15/2048 552,905
2,700,000 4.439%,  10/6/2048 2,463,533
3,900,000 5.550%,  1/23/2049 4,181,062
AstraZeneca plc
3,400,000 2.125%,  8/6/2050 2,142,163
3,000,000 1.375%,  8/6/2030 2,445,556
BAT Capital Corporation
3,250,000 4.700%,  4/2/2027 3,188,897
3,500,000 2.259%,  3/25/2028 3,000,720
1,900,000 7.750%,  10/19/2032 2,104,572
Becton, Dickinson and Company
1,341,000 3.794%,  5/20/2050 1,086,612
3,100,000 3.700%,  6/6/2027 2,995,084
1,750,000 4.693%,  2/13/2028 1,757,043
Bunge, Ltd. Finance Corporation
4,550,000 2.750%,  5/14/2031 3,869,643
Cargill, Inc.
1,750,000 3.125%,  5/25/2051
a
1,287,001
Constellation Brands, Inc.
640,000 3.500%,  5/9/2027 615,398
CVS Health Corporation
7,250,000 5.625%,  2/21/2053 7,344,473
1,950,000 4.250%,  4/1/2050 1,629,389
1,900,000 5.125%,  2/21/2030 1,926,027
2,800,000 2.125%,  9/15/2031 2,288,920
Dentsply Sirona, Inc.
1,750,000 3.250%,  6/1/2030 1,546,507
Eli Lilly & Company
1,970,000 4.950%,  2/27/2063 2,026,925
2,250,000 4.700%,  2/27/2033 2,306,853
HCA, Inc.
510,000 5.375%,  2/1/2025 510,213
5,000,000 5.875%,  2/15/2026 5,074,037
1,800,000 5.375%,  9/1/2026 1,806,411
3,000,000 5.625%,  9/1/2028 3,034,851
Imperial Brands Finance plc
2,700,000 3.500%,  7/26/2026
a
2,529,028
Principal
Amount Long-Term Fixed Income (96.2%) Value
Consumer Non-Cyclical (11.4%) - continued
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
$ 4,200,000 4.375%,  2/2/2052
a
$ 3,035,240
1,200,000 5.500%,  1/15/2030
a
1,145,568
2,350,000 3.625%,  1/15/2032
a
1,948,080
3,400,000 3.000%,  5/15/2032
a
2,662,914
Kenvue, Inc.
1,750,000 5.050%,  3/22/2053
a
1,803,541
1,600,000 5.000%,  3/22/2030
a
1,648,113
Kraft Foods Group, Inc.
230,000 5.000%,  6/4/2042 220,562
Kraft Heinz Foods Company
1,400,000 5.500%,  6/1/2050 1,416,422
1,184,000 3.000%,  6/1/2026 1,130,997
450,000 3.750%,  4/1/2030 425,570
1,770,000 4.375%,  6/1/2046 1,542,019
1,850,000 4.875%,  10/1/2049 1,718,938
Mattel, Inc.
3,000,000 5.450%,  11/1/2041 2,526,015
Medtronic, Inc.
4,200,000 4.375%,  3/15/2035 4,141,017
Nestle Holdings, Inc.
4,250,000 4.950%,  3/14/2030
a
4,414,407
2,900,000 4.850%,  3/14/2033
a
3,032,501
Newell Brands, Inc.
1,600,000 4.450%,  4/1/2026 1,540,000
Philip Morris International, Inc.
1,750,000 5.125%,  11/17/2027 1,790,791
2,800,000 5.125%,  2/15/2030 2,835,926
2,935,000 5.750%,  11/17/2032 3,080,015
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,406,432
Roche Holdings, Inc.
3,800,000 2.607%,  12/13/2051
a
2,653,846
Royalty Pharma plc
2,550,000 1.750%,  9/2/2027 2,209,837
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
a
957,468
Sysco Corporation
1,400,000 6.600%,  4/1/2050 1,597,085
1,000,000 6.600%,  4/1/2040 1,102,824
Takeda Pharmaceutical Company,
Ltd.
2,800,000 3.175%,  7/9/2050 1,999,972
Total 148,940,510
Energy (7.4%)
Antero Resources Corporation
320,000 5.375%,  3/1/2030
a
297,680
BP Capital Markets America, Inc.
5,250,000 3.001%,  3/17/2052 3,701,119
Canadian Natural Resources, Ltd.
2,700,000 2.950%,  7/15/2030 2,344,710
Cheniere Energy Partners, LP
7,310,000 4.500%,  10/1/2029 6,791,068
4,800,000 4.000%,  3/1/2031 4,271,712
Continental Resources, Inc.
1,200,000 2.268%,  11/15/2026
a
1,065,699
3,100,000 4.375%,  1/15/2028 2,922,371
Enbridge, Inc.
1,850,000 5.750%,  7/15/2080
b
1,645,932

Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Energy (7.4%) - continued
Energy Transfer, LP
$ 1,500,000 6.500%,  11/15/2026
b,e
$ 1,320,000
3,480,000 4.200%,  4/15/2027 3,334,296
3,500,000 4.000%,  10/1/2027 3,335,513
2,900,000 3.750%,  5/15/2030 2,676,151
4,000,000 6.000%,  6/15/2048 3,822,231
Enterprise Products Operating,
LLC
1,350,000
7.858%,  (LIBOR 3M +
2.986%), 8/16/2077
b
1,266,450
EQT Corporation
3,600,000 6.125%,  2/1/2025 3,621,411
Equinor ASA
2,575,000 3.125%,  4/6/2030 2,414,512
Halliburton Company
3,300,000 4.850%,  11/15/2035 3,171,969
Hess Corporation
1,800,000 6.000%,  1/15/2040 1,815,331
MPLX, LP
1,450,000 4.875%,  6/1/2025 1,439,379
3,250,000 4.800%,  2/15/2029 3,219,763
1,600,000 4.950%,  9/1/2032 1,564,742
878,000 5.000%,  3/1/2033 859,185
National Fuel Gas Company
4,186,000 5.500%,  1/15/2026 4,185,085
Occidental Petroleum Corporation
3,500,000 6.625%,  9/1/2030 3,686,095
Ovintiv Exploration, Inc.
4,756,000 5.375%,  1/1/2026 4,764,155
Petroleos Mexicanos
2,550,000 6.500%,  3/13/2027 2,317,741
Pioneer Natural Resources
Company
1,750,000 5.100%,  3/29/2026 1,757,278
1,800,000 2.150%,  1/15/2031 1,478,534
Plains All American Pipeline, LP
2,700,000 3.800%,  9/15/2030 2,406,021
Schlumberger Holdings
Corporation
2,750,000 3.900%,  5/17/2028
a
2,643,188
Targa Resources Corporation
2,100,000 6.125%,  3/15/2033 2,174,581
Western Gas Partners, LP
6,800,000 4.650%,  7/1/2026 6,572,608
Western Midstream Operating, LP
1,150,000 6.150%,  4/1/2033 1,165,595
Williams Companies, Inc.
1,700,000 5.300%,  8/15/2052 1,604,936
2,450,000 7.500%,  1/15/2031 2,728,298
Williams Partners, LP
2,000,000 4.850%,  3/1/2048 1,765,847
Total 96,151,186
Financials (35.5%)
AerCap Holdings NV
3,200,000 5.875%,  10/10/2079
b,d
2,914,208
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,900,000 6.500%,  7/15/2025 1,913,735
1,500,000 4.625%,  10/15/2027 1,449,998
2,800,000 3.875%,  1/23/2028 2,582,708
2,400,000 3.400%,  10/29/2033 1,948,144
1,800,000 3.850%,  10/29/2041 1,376,621
Principal
Amount Long-Term Fixed Income (96.2%) Value
Financials (35.5%) - continued
Air Lease Corporation
$ 4,100,000 4.650%,  6/15/2026
b,e
$ 3,404,901
1,850,000 3.625%,  4/1/2027 1,715,322
1,900,000 2.100%,  9/1/2028 1,583,049
2,500,000 3.000%,  2/1/2030 2,138,533
2,100,000 2.875%,  1/15/2032 1,734,634
Aircastle, Ltd.
800,000 2.850%,  1/26/2028
a
688,336
Allianz SE
3,200,000 3.200%,  10/30/2027
a,b,e
2,244,759
Ally Financial, Inc.
4,050,000 5.750%,  11/20/2025
d
3,808,158
2,500,000 8.000%,  11/1/2031 2,623,951
American Express Company
1,900,000 4.900%,  2/13/2026 1,917,653
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,235,228
ANZ Bank New Zealand, Ltd.
1,700,000 5.548%,  8/11/2032
a,b,d
1,675,382
Aon Corporation/Aon Global
Holdings plc
2,000,000 5.350%,  2/28/2033 2,071,612
Ares Capital Corporation
3,600,000 3.875%,  1/15/2026 3,318,576
2,950,000 2.150%,  7/15/2026 2,529,372
1,800,000 2.875%,  6/15/2027
d
1,544,225
Associated Banc-Corp
2,650,000 4.250%,  1/15/2025 2,535,262
Australia & New Zealand Banking
Group, Ltd.
2,200,000 2.950%,  7/22/2030
a,b
2,032,922
2,500,000 2.570%,  11/25/2035
a,b
1,929,612
Avolon Holdings Funding, Ltd.
300,000 5.250%,  5/15/2024
a
296,987
1,800,000 5.500%,  1/15/2026
a
1,762,260
1,500,000 4.250%,  4/15/2026
a
1,410,413
5,400,000 4.375%,  5/1/2026
a
5,066,803
Banco Santander SA
3,200,000 2.746%,  5/28/2025 3,017,900
2,600,000 4.750%,  11/12/2026
b,e
2,018,250
3,600,000 5.294%,  8/18/2027 3,543,274
1,800,000 4.379%,  4/12/2028 1,699,997
Bank of America Corporation
3,400,000 5.080%,  1/20/2027
b
3,389,456
5,300,000 4.375%,  1/27/2027
b,e
4,505,730
3,950,000 3.705%,  4/24/2028
b
3,732,770
1,800,000 4.271%,  7/23/2029
b
1,733,186
1,825,000 3.974%,  2/7/2030
b
1,705,791
2,720,000 3.194%,  7/23/2030
b
2,417,453
6,200,000 1.922%,  10/24/2031
b
4,945,024
3,500,000 2.572%,  10/20/2032
b
2,860,596
1,800,000 2.972%,  2/4/2033
b
1,515,674
4,800,000 4.571%,  4/27/2033
b
4,569,120
1,800,000 4.244%,  4/24/2038
b
1,609,995
1,860,000 2.831%,  10/24/2051
b
1,212,788
Bank of New York Mellon
Corporation
1,925,000 4.700%,  9/20/2025
b,e
1,821,568
2,925,000 5.802%,  10/25/2028
b
3,047,044
Barclays plc
3,100,000 6.125%,  12/15/2025
b,e
2,631,951
1,280,000 4.836%,  5/9/2028 1,206,667
900,000 4.972%,  5/16/2029
b
868,086
3,100,000 2.645%,  6/24/2031
b
2,491,825

Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Financials (35.5%) - continued
Berkshire Hathaway Finance
Corporation
$ 6,000,000 2.850%,  10/15/2050 $ 4,231,994
1,950,000 4.250%,  1/15/2049 1,797,450
Blackstone Private Credit Fund
1,600,000 7.050%,  9/29/2025
a
1,577,692
1,750,000 4.000%,  1/15/2029 1,458,480
BNP Paribas SA
2,700,000 6.625%,  3/25/2024
a,b,e
2,538,864
Boston Properties, LP
1,900,000 3.250%,  1/30/2031 1,503,028
BPCE SA
3,190,000 5.150%,  7/21/2024
a
3,128,549
Brandywine Operating
Partnership, LP
2,533,000 3.950%,  11/15/2027 1,939,618
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,286,190
Capital One Financial Corporation
2,690,000 4.200%,  10/29/2025 2,507,659
2,600,000 3.273%,  3/1/2030
b
2,215,185
Centene Corporation
160,000 4.250%,  12/15/2027 154,150
480,000 4.625%,  12/15/2029 451,315
3,605,000 3.375%,  2/15/2030 3,145,161
3,000,000 2.500%,  3/1/2031 2,429,400
2,200,000 2.625%,  8/1/2031 1,782,682
Charles Schwab Corporation
2,550,000 5.375%,  6/1/2025
b,e
2,416,125
3,100,000 4.000%,  12/1/2030
b,d,e
2,441,250
Citigroup, Inc.
2,305,000 5.500%,  9/13/2025 2,300,783
2,490,000 4.450%,  9/29/2027 2,414,547
2,000,000 3.668%,  7/24/2028
b
1,894,802
3,000,000 4.075%,  4/23/2029
b
2,860,064
2,750,000 2.520%,  11/3/2032
b
2,238,663
5,900,000 3.057%,  1/25/2033
b
4,992,964
Comerica, Inc.
2,100,000 5.625%,  7/1/2025
b,e
1,760,430
Commerzbank AG
3,200,000 8.125%,  9/19/2023
a
3,153,893
CoreStates Capital III
2,440,000
5.434%,  (LIBOR 3M +
0.570%), 2/15/2027
a,b
2,282,132
Corporate Office Properties, LP
2,175,000 2.250%,  3/15/2026 1,919,997
Credit Acceptance Corporation
160,000 5.125%,  12/31/2024
a
152,075
Credit Agricole SA
2,400,000 6.875%,  9/23/2024
a,b,e
2,232,802
Credit Suisse Group AG
1,950,000 7.500%,  7/17/2023
a,b,e,f
78,000
1,750,000 2.593%,  9/11/2025
a,b
1,620,850
2,500,000 7.250%,  9/12/2025
a,b,e,f
100,000
3,100,000 2.193%,  6/5/2026
a,b
2,759,629
2,750,000 1.305%,  2/2/2027
a,b
2,314,785
2,450,000 5.250%,  2/11/2027
a,b,e,f
98,000
3,100,000 4.282%,  1/9/2028
a
2,793,875
6,100,000 3.869%,  1/12/2029
a,b
5,430,845
250,000 3.091%,  5/14/2032
a,b
200,993
5,750,000 6.537%,  8/12/2033
a,b
5,908,125
Danske Bank AS
2,850,000 3.773%,  3/28/2025
a,b
2,781,667
Principal
Amount Long-Term Fixed Income (96.2%) Value
Financials (35.5%) - continued
Deutsche Bank AG
$ 6,000,000 6.000%,  10/30/2025
b,e
$ 4,435,258
1,350,000 3.961%,  11/26/2025
b
1,277,227
2,200,000 2.311%,  11/16/2027
b
1,864,354
Discover Bank
3,490,000 4.682%,  8/9/2028
b
3,194,291
Discover Financial Services
1,300,000 6.700%,  11/29/2032 1,340,226
Drawbridge Special Opportunities
Fund, LP
480,000 3.875%,  2/15/2026
a
424,833
Elevance Health, Inc.
1,750,000 5.125%,  2/15/2053 1,743,164
1,250,000 6.100%,  10/15/2052 1,394,598
2,000,000 4.750%,  2/15/2033 2,010,043
EPR Properties
1,976,000 4.950%,  4/15/2028 1,649,895
3,700,000 3.750%,  8/15/2029 2,834,243
First Horizon Bank
2,000,000 5.750%,  5/1/2030 1,879,285
First Horizon National Corporation
2,900,000 4.000%,  5/26/2025 2,703,462
First-Citizens Bank & Trust
Company
7,100,000 6.125%,  3/9/2028 6,914,293
FS KKR Capital Corporation
4,848,000 4.250%,  2/14/2025
a
4,551,738
4,200,000 3.400%,  1/15/2026 3,768,965
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
g,h
0
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
320,000 3.750%,  12/15/2027
a
253,190
Goldman Sachs Group, Inc.
3,200,000 4.950%,  2/10/2025
b,d,e
2,930,377
3,100,000 3.691%,  6/5/2028
b
2,936,428
4,250,000 3.814%,  4/23/2029
b
3,992,277
1,100,000 4.223%,  5/1/2029
b
1,054,124
7,800,000 3.102%,  2/24/2033
b
6,698,406
HSBC Holdings plc
1,800,000 4.000%,  3/9/2026
b,e
1,464,419
2,900,000 8.000%,  3/7/2028
b,e
2,892,460
3,470,000 4.041%,  3/13/2028
b
3,253,922
Intercontinental Exchange, Inc.
1,200,000 4.950%,  6/15/2052 1,168,995
1,350,000 4.350%,  6/15/2029 1,326,417
Invitation Homes Operating
Partnership, LP
1,500,000 2.300%,  11/15/2028 1,257,226
1,500,000 2.000%,  8/15/2031 1,150,582
J.P. Morgan Chase & Company
1,850,000 5.150%,  8/1/2023
b,e
1,813,017
1,250,000 6.000%,  8/1/2023
b,e
1,223,438
4,000,000 5.000%,  8/1/2024
b,e
3,840,400
2,200,000 2.956%,  5/13/2031
b
1,901,705
1,200,000 2.580%,  4/22/2032
b
1,009,982
2,900,000 2.545%,  11/8/2032
b
2,404,375
2,700,000 2.963%,  1/25/2033
b
2,308,636
4,800,000 4.586%,  4/26/2033
b
4,647,960
3,700,000 4.912%,  7/25/2033
b
3,677,596
2,500,000 5.717%,  9/14/2033
b
2,560,897
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,151,883

Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Financials (35.5%) - continued
Lloyds Bank plc
$ 910,000 4.650%,  3/24/2026 $ 863,900
Lloyds Banking Group plc
1,900,000 2.438%,  2/5/2026
b
1,781,527
1,900,000 8.000%,  9/27/2029
b,e
1,750,375
M&T Bank Corporation
2,200,000 3.500%,  9/1/2026
b,e
1,548,786
Massachusetts Mutual Life
Insurance Company
4,600,000 3.200%,  12/1/2061
*
2,966,659
Metropolitan Life Global Funding I
4,450,000 4.300%,  8/25/2029
a
4,324,535
Mitsubishi UFJ Financial Group,
Inc.
2,600,000 5.719%,  2/20/2026
b
2,606,685
2,750,000 5.133%,  7/20/2033
b
2,723,314
Mizuho Financial Group, Inc.
2,100,000 1.979%,  9/8/2031
b
1,655,520
Morgan Stanley
1,860,000
8.026%,  (LIBOR 3M +
3.160%), 12/15/2025
b,e
1,794,900
2,510,000 4.350%,  9/8/2026 2,444,880
1,500,000 5.123%,  2/1/2029
b
1,511,916
3,350,000 3.622%,  4/1/2031
b
3,063,468
3,100,000 1.794%,  2/13/2032
b
2,433,686
3,000,000 2.943%,  1/21/2033
b
2,541,486
1,050,000 4.889%,  7/20/2033
b
1,032,065
3,600,000 6.342%,  10/18/2033
b
3,931,885
2,100,000 5.297%,  4/20/2037
b
1,979,670
Nationwide Building Society
2,490,000 3.900%,  7/21/2025
a
2,396,693
1,356,000 4.000%,  9/14/2026
a
1,262,890
Nationwide Mutual Insurance
Company
2,725,000 4.350%,  4/30/2050
a
2,153,916
NatWest Group plc
2,750,000 4.269%,  3/22/2025
b
2,698,669
1,000,000 3.754%,  11/1/2029
b
937,656
1,850,000 4.600%,  6/28/2031
b,d,e
1,302,123
3,600,000 3.032%,  11/28/2035
b
2,742,190
New York Life Global Funding
3,150,000 4.550%,  1/28/2033
a
3,116,784
Nomura Holdings, Inc.
3,500,000 5.709%,  1/9/2026 3,509,664
Omega Healthcare Investors, Inc.
525,000 3.625%,  10/1/2029 440,055
5,600,000 3.375%,  2/1/2031 4,423,137
Owl Rock Capital Corporation
1,950,000 3.400%,  7/15/2026 1,721,751
Owl Rock Core Income
Corporation
3,000,000 4.700%,  2/8/2027 2,709,396
Owl Rock Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
a
1,324,742
Peachtree Corners Funding Trust
2,800,000 3.976%,  2/15/2025
a
2,720,119
PNC Financial Services Group,
Inc.
2,150,000 3.400%,  9/15/2026
b,e
1,704,993
3,500,000 6.250%,  3/15/2030
b,e
3,255,000
2,300,000 5.068%,  1/24/2034
b
2,268,977
Prologis, LP
1,750,000 1.750%,  2/1/2031 1,414,770
Principal
Amount Long-Term Fixed Income (96.2%) Value
Financials (35.5%) - continued
Prudential Financial, Inc.
$ 1,320,000 5.125%,  3/1/2052
b
$ 1,163,040
1,725,000 5.200%,  3/15/2044
b
1,638,750
2,750,000 3.700%,  10/1/2050
b
2,240,065
QBE Insurance Group, Ltd.
2,575,000 5.875%,  5/12/2025
a,b,e
2,401,025
Realty Income Corporation
3,100,000 3.400%,  1/15/2028 2,911,122
2,950,000 4.850%,  3/15/2030 2,906,261
Regency Centers, LP
1,560,000 3.600%,  2/1/2027 1,492,995
Simon Property Group, LP
3,100,000 3.250%,  9/13/2049 2,109,697
Spirit Realty, LP
1,900,000 2.100%,  3/15/2028 1,595,661
3,250,000 3.400%,  1/15/2030 2,792,241
1,850,000 3.200%,  2/15/2031 1,540,156
Standard Chartered plc
2,900,000 0.991%,  1/12/2025
a,b
2,786,183
Synchrony Financial
450,000 4.250%,  8/15/2024 425,345
Synovus Bank
2,900,000 5.625%,  2/15/2028 2,602,743
Truist Financial Corporation
1,450,000 4.950%,  9/1/2025
b,e
1,340,208
1,762,000 5.125%,  12/15/2027
b,e
1,493,295
U.S. Bancorp
2,650,000 5.727%,  10/21/2026
b
2,661,362
UBS Group AG
1,450,000 4.875%,  2/12/2027
a,b,e
1,129,362
1,600,000 4.703%,  8/5/2027
a,b
1,531,083
UnitedHealth Group, Inc.
1,700,000 5.875%,  2/15/2053 1,910,789
3,600,000 4.950%,  5/15/2062 3,503,916
1,240,000 4.750%,  7/15/2045 1,215,275
1,975,000 4.450%,  12/15/2048 1,830,206
Wells Fargo & Company
3,300,000 3.900%,  3/15/2026
b,e
2,912,943
1,200,000 3.526%,  3/24/2028
b
1,132,188
3,200,000 2.393%,  6/2/2028
b
2,881,468
4,250,000 4.478%,  4/4/2031
b
4,069,540
7,900,000 4.897%,  7/25/2033
b
7,711,359
Welltower, Inc.
2,500,000 2.050%,  1/15/2029 2,085,113
Westpac Banking Corporation
1,900,000 2.894%,  2/4/2030
b
1,781,736
3,150,000 2.963%,  11/16/2040 2,115,458
Willis North America, Inc.
3,600,000 4.650%,  6/15/2027 3,542,362
Total 463,708,538
Foreign Government (0.4%)
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
a
925,829
4,800,000 6.000%,  2/22/2033
a
4,393,280
Total 5,319,109
Technology (5.2%)
Apple, Inc.
1,900,000 2.700%,  8/5/2051 1,338,574
2,250,000 3.950%,  8/8/2052 2,015,067
1,920,000 3.750%,  9/12/2047 1,678,678

Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Technology (5.2%) - continued
Broadcom, Inc.
$ 5,632,000 3.469%,  4/15/2034
a
$ 4,625,460
3,600,000 3.137%,  11/15/2035
a
2,768,614
2,700,000 3.187%,  11/15/2036
a
2,046,107
2,700,000 4.926%,  5/15/2037
a
2,455,339
Dell International, LLC/EMC
Corporation
3,975,000 6.020%,  6/15/2026 4,079,602
1,300,000 6.100%,  7/15/2027 1,365,473
1,087,000 8.350%,  7/15/2046 1,324,166
Equinix, Inc.
2,700,000 2.000%,  5/15/2028 2,309,100
Fiserv, Inc.
3,000,000 2.650%,  6/1/2030 2,589,817
3,500,000 5.600%,  3/2/2033 3,629,941
Global Payments, Inc.
1,100,000 5.300%,  8/15/2029 1,086,259
1,700,000 5.400%,  8/15/2032 1,666,810
Intel Corporation
1,650,000 4.875%,  2/10/2028 1,676,529
Iron Mountain, Inc.
640,000 4.875%,  9/15/2029
a
575,178
Marvell Technology, Inc.
1,900,000 4.875%,  6/22/2028 1,865,819
2,100,000 2.950%,  4/15/2031 1,753,606
Mastercard, Inc.
1,750,000 4.850%,  3/9/2033 1,816,102
NXP BV/NXP Funding, LLC
1,800,000 5.550%,  12/1/2028 1,835,890
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,400,000 3.150%,  5/1/2027 1,296,853
1,900,000 4.300%,  6/18/2029 1,824,722
2,650,000 3.250%,  5/11/2041 1,930,677
Oracle Corporation
3,600,000 3.950%,  3/25/2051 2,708,919
4,200,000 6.150%,  11/9/2029 4,473,537
2,700,000 4.300%,  7/8/2034 2,475,792
2,650,000 4.000%,  7/15/2046 2,021,827
Texas Instruments, Inc.
2,900,000 5.000%,  3/14/2053 3,058,560
VeriSign, Inc.
640,000 4.750%,  7/15/2027 638,389
VMware, Inc.
3,100,000 2.200%,  8/15/2031 2,454,299
Total 67,385,706
Transportation (3.4%)
American Airlines, Inc.
3,150,000 11.750%,  7/15/2025
a
3,446,226
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
2,220,000 5.500%,  4/20/2026
a
2,184,728
2,100,000 5.750%,  4/20/2029
a
2,014,395
Burlington Northern Santa Fe, LLC
2,500,000 4.700%,  9/1/2045 2,378,563
2,700,000 4.050%,  6/15/2048 2,363,345
CSX Corporation
1,900,000 2.400%,  2/15/2030 1,658,433
Delta Air Lines, Inc.
931,559 4.250%,  7/30/2023 922,604
543,000 7.000%,  5/1/2025
a
556,642
3,000,000 7.375%,  1/15/2026
d
3,121,620
Principal
Amount Long-Term Fixed Income (96.2%) Value
Transportation (3.4%) - continued
$ 4,850,000 4.750%,  10/20/2028
a
$ 4,677,883
ERAC USA Finance, LLC
3,030,000 4.200%,  11/1/2046
a
2,574,957
FedEx Corporation
2,500,000 3.250%,  5/15/2041 1,905,355
Kansas City Southern
1,900,000 4.700%,  5/1/2048 1,739,875
Mileage Plus Holdings, LLC
4,675,000 6.500%,  6/20/2027
a
4,659,947
Norfolk Southern Corporation
5,250,000 4.450%,  3/1/2033 5,105,265
Southwest Airlines Company
1,975,000 5.250%,  5/4/2025 1,973,398
2,400,000 2.625%,  2/10/2030 2,024,654
United Airlines Pass Through Trust
923,138 3.750%,  9/3/2026 863,988
United Airlines, Inc.
350,000 4.375%,  4/15/2026
a
334,850
300,000 4.625%,  4/15/2029
a
271,350
Total 44,778,078
U.S. Government & Agencies (2.6%)
U.S. Treasury Bonds
17,250,000 3.500%,  2/15/2033 17,276,953
4,500,000 2.250%,  5/15/2041 3,573,808
1,850,000 4.000%,  11/15/2042 1,900,297
11,000,000 3.875%,  2/15/2043 11,097,969
Total 33,849,027
Utilities (8.4%)
AEP Transmission Company, LLC
1,500,000 5.400%,  3/15/2053 1,562,424
American Electric Power
Company, Inc.
3,200,000 3.875%,  2/15/2062
b
2,549,315
1,750,000 5.625%,  3/1/2033 1,810,160
American Water Capital
Corporation
1,700,000 3.450%,  5/1/2050 1,292,866
Berkshire Hathaway Energy
Company
2,400,000 4.600%,  5/1/2053 2,188,295
2,575,000 4.450%,  1/15/2049 2,317,123
CenterPoint Energy Resources
Corporation
2,800,000 1.750%,  10/1/2030 2,263,371
CenterPoint Energy, Inc.
3,250,000 2.950%,  3/1/2030 2,850,781
2,150,000 2.650%,  6/1/2031 1,820,075
Consolidated Edison Company of
New York, Inc.
2,376,000 3.850%,  6/15/2046 1,911,325
2,750,000 4.125%,  5/15/2049 2,297,086
Constellation Energy Generation,
LLC
2,600,000 5.800%,  3/1/2033 2,681,629
Dominion Energy, Inc.
2,250,000 4.650%,  12/15/2024
b,e
1,976,715
2,650,000 4.350%,  1/15/2027
b,e
2,192,217
Duke Energy Corporation
4,300,000 3.250%,  1/15/2082
b
3,202,425
2,250,000 3.500%,  6/15/2051 1,643,056
4,000,000 5.000%,  8/15/2052 3,720,955

Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.2%) Value
Utilities (8.4%) - continued
$ 2,840,000 3.150%,  8/15/2027 $ 2,669,351
2,700,000 3.750%,  9/1/2046 2,097,348
Edison International
5,600,000 5.750%,  6/15/2027 5,717,449
Enel Finance America, LLC
2,900,000 7.100%,  10/14/2027
a
3,116,235
2,250,000 2.875%,  7/12/2041
a
1,480,138
Entergy Corporation
3,000,000 2.400%,  6/15/2031 2,484,253
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,968,827
Exelon Corporation
1,800,000 4.100%,  3/15/2052 1,477,562
FirstEnergy Corporation
3,480,000 4.400%,  7/15/2027 3,314,700
2,800,000 5.350%,  7/15/2047 2,483,387
FirstEnergy Transmission, LLC
4,300,000 2.866%,  9/15/2028
a
3,880,827
3,150,000 5.450%,  7/15/2044
a
3,017,873
Georgia Power Company
3,000,000 3.250%,  3/15/2051 2,144,808
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 1,041,242
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,407,792
NextEra Energy Capital Holdings,
Inc.
1,000,000 6.051%,  3/1/2025 1,017,302
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 1,668,278
NiSource, Inc.
1,950,000 3.600%,  5/1/2030 1,799,288
NRG Energy, Inc.
1,200,000 2.450%,  12/2/2027
a
1,026,661
3,900,000 4.450%,  6/15/2029
a
3,536,128
Oncor Electric Delivery Company,
LLC
2,490,000 3.750%,  4/1/2045 2,083,496
Pacific Gas and Electric Company
1,900,000 3.300%,  12/1/2027 1,710,975
4,300,000 4.550%,  7/1/2030 4,029,485
Public Service Company of
Colorado
1,800,000 4.500%,  6/1/2052 1,653,454
San Diego Gas & Electric
Company
2,700,000 4.150%,  5/15/2048 2,341,128
Sempra Energy
2,700,000 3.250%,  6/15/2027 2,525,550
Southern Company
150,000 4.475%,  8/1/2024 148,167
2,500,000 5.700%,  10/15/2032 2,628,981
1,700,000 4.000%,  1/15/2051
b
1,559,643
2,150,000 3.750%,  9/15/2051
b
1,803,506
Vistra Operations Company, LLC
1,800,000 4.875%,  5/13/2024
a
1,773,555
1,800,000 5.125%,  5/13/2025
a
1,754,146
Total 109,641,353
Total Long-Term Fixed Income
(cost $1,395,663,250) 1,256,608,895
Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
15,364,329 Thrivent Cash Management Trust $ 15,364,329
Total Collateral Held for
Securities Loaned
(cost $15,364,329) 15,364,329
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
426 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
i
3,692
Total 3,692
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
h,i
0
Total 0
Total Common Stock
(cost $5,112) 3,692
Shares or
Principal
Amount Short-Term Investments ( 4.2% ) Value
Federal Home Loan Bank Discount
Notes
100,000 4.575%, 4/4/2023
j,k
99,987
300,000 4.580%, 4/19/2023
j,k
299,400
1,300,000 4.650%, 5/15/2023
j,k
1,293,106
600,000 4.870%, 7/26/2023
j,k
591,122
Thrivent Core Short-Term Reserve
Fund
4,897,317 5.190% 48,973,170
U.S. Treasury Bills
3,400,000 4.685%, 5/18/2023
j
3,380,110
Total Short-Term Investments
(cost $54,634,821) 54,636,895
Total Investments (cost
$1,465,667,512) 101.6% $1,326,613,811
Other Assets and Liabilities, Net
(1.6%) (20,910,435)
Total Net Assets 100.0% $1,305,703,376
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $268,632,807 or 20.6%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Defaulted security.  Interest is not being accrued.
g Principal amount is displayed in Euros.

Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Non-income producing security.
j The interest rate shown reflects the yield.
k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of March 31, 2023 was $2,966,659 or 0.23% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 4,563,982
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
March 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 14,886,339
Total lending $14,886,339
Gross amount payable upon return of
collateral for securities loaned $15,364,329
Net amounts due to counterparty $477,990
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
TSFR3M - CME Term SOFR 3 Month

Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 31,753,881 – 31,753,881 –
Basic Materials 17,121,866 – 17,121,866 –
Capital Goods 68,473,859 – 68,473,859 –
Collateralized Mortgage Obligations 54,542 – 54,542 –
Communications Services 93,797,768 – 93,797,768 –
Consumer Cyclical 75,633,472 – 75,633,472 –
Consumer Non-Cyclical 148,940,510 – 148,940,510 –
Energy 96,151,186 – 96,151,186 –
Financials^ 463,708,538 – 463,708,538 0
Foreign Government 5,319,109 – 5,319,109 –
Technology 67,385,706 – 67,385,706 –
Transportation 44,778,078 – 44,778,078 –
U.S. Government & Agencies 33,849,027 – 33,849,027 –
Utilities 109,641,353 – 109,641,353 –
Common Stock
Communications Services 3,692 – 3,692 –
Financials^ 0 – – 0
Short-Term Investments 5,663,725 – 5,663,725 –
Subtotal Investments in Securities $1,262,276,312 $– $1,262,276,312 $0
Other Investments  * Total
Affiliated Short-Term Investments 48,973,170
Collateral Held for Securities Loaned 15,364,329
Subtotal Other Investments $64,337,499
Total Investments at Value $1,326,613,811
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,495,916 1,495,916 – –
Total Asset Derivatives $1,495,916 $1,495,916 $– $–
The following table presents Income Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling $2,283,615 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 164 June 2023 $ 20,599,122 $ 910,503
Ultra 10-Yr. U.S. Treasury Note 105 June 2023 12,134,353 585,413
Total Futures Long Contracts $ 32,733,475 $ 1,495,916
Total Futures Contracts $ 32,733,475 $1,495,916

Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $52,657 $105,218 $108,902 $48,973 4,897 3.8%
Total Affiliated Short-Term Investments 52,657 48,973 3.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,764 35,701 28,101 15,364 15,364 1.2
Total Collateral Held for Securities Loaned 7,764 15,364 1.2
Total Value $60,421 $64,337
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $608
Total Income/Non Income Cash from Affiliated
Investments $608
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 16
Total Affiliated Income from Securities Loaned, Net $16
Total Value $– $– $ –

International Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 93.9% ) Value
Australia (6.1%)
104,083 Allkem, Ltd.
a
$ 833,819
30,806 Altium, Ltd. 791,461
3,656 Alumina, Ltd. 3,584
308,979 Aristocrat Leisure, Ltd. 7,725,241
2,544 AUB Group, Ltd. 43,717
847,712 Aurizon Holdings, Ltd. 1,909,353
63,927 Australia and New Zealand
Banking Group, Ltd. 985,122
381,641 BHP Group, Ltd. 12,065,156
84,014 Brambles, Ltd. 757,490
26,762 BWP Trust 67,885
82,577 Capricorn Metals, Ltd.
a
262,457
126,978 Carsales.com, Ltd. 1,897,689
16,613 Centuria Industrial REIT 33,562
159,964 Charter Hall Group 1,188,307
277,264 Charter Hall Retail REIT 701,643
270,307 Coles Group, Ltd. 3,266,028
319,114 Computershare, Ltd. 4,635,190
8,656 Corporate Travel Management, Ltd. 105,617
66,595 CSL, Ltd. 12,897,466
21,697 Data#3, Ltd. 106,055
32,515 Deterra Royalties, Ltd. 104,631
6,914 Event Hospitality and
Entertainment, Ltd. 56,658
180,448 Fortescue Metals Group, Ltd. 2,712,414
139,490 GrainCorp, Ltd. 647,331
76,861 Grange Resources, Ltd. 37,198
513,769 GWA Group, Ltd. 563,686
82,589 Helia Group, Ltd. 158,889
477,246 Humm Group, Ltd. 142,635
66,958 Iluka Resources, Ltd. 477,871
328,704 Incitec Pivot, Ltd. 692,653
60,351 JB Hi-Fi, Ltd. 1,722,376
1,730 Jumbo Interactive, Ltd. 14,650
121,826 Karoon Gas Australia, Ltd.
a
174,973
1,200,982 Lottery Corporation, Ltd. 4,130,605
1,333 Macquarie Group, Ltd. 157,827
1,548 Nine Entertainment Company
Holdings, Ltd. 2,059
42,202 Northern Star Resources, Ltd. 346,063
69,824 NRW Holdings, Ltd. 112,533
63,505 Nufarm, Ltd. 243,806
122,318 Perenti, Ltd.
a
99,221
303,170 Perseus Mining, Ltd. 481,229
61,130 Premier Investments, Ltd. 1,075,796
4,125 Pro Medicus, Ltd. 177,909
18,943 REA Group, Ltd. 1,766,308
96,627 Rio Tinto, Ltd. 7,763,949
100,818 Sandfire Resources, Ltd.
a
427,940
109,470 SEEK, Ltd. 1,769,592
18,702 Seven Group Holdings, Ltd. 290,511
1,267,023 Tabcorp Holdings, Ltd. 844,781
91,849 Technology One, Ltd. 902,587
67,463 Waypoint REIT, Ltd. 117,450
143,201 Webjet, Ltd.
a
676,755
66,502 Westpac Banking Corporation 968,242
104,676 Whitehaven Coal, Ltd. 471,241
Total 80,609,211
Austria (0.4%)
23,756 AMS AG
a
185,123
8,103 Andritz AG 548,285
1,456 BAWAG Group AG
b
70,717
58,106 OMV AG 2,668,423
77,771 Raiffeisen Bank International AG
a
1,193,882
Shares Common Stock (93.9%) Value
Austria (0.4%) - continued
8,206 Voestalpine AG $ 279,028
31,553 Wienerberger AG 913,497
Total 5,858,955
Belgium (0.7%)
1,643 D'ieteren Group 319,700
36,724 Groupe Bruxelles Lambert SA 3,134,042
2,394 KBC Ancora 110,312
20,069 KBC Groep NV 1,378,962
2,391 Melexis NV 276,907
20,736 Solvay SA 2,371,510
16,859 Telenet Group Holding NV 383,391
801 Titan Cement International SA 12,759
15,473 UCB SA 1,382,924
Total 9,370,507
Bermuda (0.2%)
122,000 Alibaba Health Information
Technology, Ltd.
a
87,989
65,000 CK Infrastructure Holdings, Ltd. 353,657
7,247 FLEX LNG, Ltd. 239,316
51,979 Golden Ocean Group, Ltd. 491,011
22,100 Jardine Matheson Holdings, Ltd. 1,073,397
738,000 Pacific Basin Shipping, Ltd. 285,602
340,000 Road King Infrastructure, Ltd. 133,313
212,400 Shanghai Industrial Urban
Development Group, Ltd. 13,404
4,633 Stolt-Nielsen, Ltd. 148,272
10,000 Yuexiu Transport Infrastructure, Ltd. 5,303
Total 2,831,264
Brazil (0.5%)
36,900 Ambev SA 104,618
66,800 B3 SA - Brasil Bolsa Balcao 136,145
44,710 Banco Bradesco SA ADR 117,140
79,200 Banco BTG Pactual SA 306,271
7,800 Banco do Brasil SA 60,234
83,200 BB Seguridade Participacoes SA 533,496
58,260 Centrais Eletricas Brasileiras SA
ADR 386,264
26,186 Cia de Saneamento Basico do
Estado de Sao Paulo ADR 262,122
61,400 Companhia Siderurgica Nacional
SA ADR 188,498
4,515 Embraer SA ADR
a
73,910
17,100 ENGIE Brasil Energia SA 135,155
66,488 Gerdau SA ADR 327,786
48,900 Hypera SA 365,656
55,819 Itau Unibanco Holding SA ADR 271,839
9,100 Localiza Rent a Car SA 95,606
40 Localiza Rent a Car SA, Rights
a
104
136,478 Petroleo Brasileiro SA 630,091
59,920 Petroleo Brasileiro SA ADR 624,966
45,500 Telefonica Brasil SA 347,504
11,032 Telefonica Brasil SA ADR 83,512
82,266 Vale SA ADR 1,298,157
Total 6,349,074
Canada (8.5%)
4,609 Agnico Eagle Mines, Ltd. 234,969
70,014 Alimentation Couche-Tard, Inc. 3,520,127
169,737 ARC Resources, Ltd. 1,925,319
314 ATCO, Ltd. 10,065
99,355 Bank of Nova Scotia 5,004,140
112,219 Barrick Gold Corporation 2,083,296

International Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.9%) Value
Canada (8.5%) - continued
64,317 Bausch Health Companies, Inc.
a
$ 520,968
63,560 Baytex Energy Corporation
a
238,438
13,740 BCE, Inc. 615,479
36,609 Bombardier, Inc.
a
1,998,529
193,185 Canadian Imperial Bank of
Commerce 8,191,959
103,535 Canadian National Railway
Company 12,216,594
122,149 Canadian Natural Resources, Ltd. 6,759,544
17,739 Canadian Utilities, Ltd. 494,303
216,052 Canadian Western Bank 3,958,156
104,955 CGI, Inc.
a
10,114,975
8,649 Cogeco Communications, Inc. 421,283
94,478 Crescent Point Energy Corporation 666,903
3,076 Descartes Systems Group, Inc.
a
248,265
6,737 Empire Company, Ltd. 180,600
2,086 EQB, Inc. 89,984
2,155 Fairfax Financial Holdings, Ltd. 1,433,207
29,898 Fortis, Inc. 1,270,914
2,244 IA Financial Corporation, Inc. 142,228
9,780 Intact Financial Corporation 1,399,665
19,725 InterRent Real Estate Investment
Trust 195,425
181,405 Laurentian Bank of Canada 4,269,695
12,797 Loblaw Companies, Ltd. 1,166,265
11,609 Magna International, Inc. 621,894
74,476 Manulife Financial Corporation 1,366,633
5,485 Nutrien, Ltd. 405,067
62,480 Rogers Communications, Inc. 2,895,854
9,335 Royal Bank of Canada 892,748
8,583 Russel Metals, Inc. 218,020
146,128 Shopify, Inc.
a
7,005,376
63,561 Sun Life Financial, Inc. 2,969,472
61,376 Suncor Energy, Inc. 1,905,540
244,600 TC Energy Corporation 9,514,334
422 TFI International, Inc. 50,356
62,361 Thomson Reuters Corporation 8,113,621
16,202 Toromont Industries, Ltd. 1,329,847
25,154 Toronto-Dominion Bank 1,506,634
74,348 Tourmaline Oil Corporation 3,098,246
5,112 WSP Global, Inc. 669,609
Total 111,934,546
Cayman Islands (1.5%)
16,000 ANTA Sports Products, Ltd. 232,306
4,200 ASMPT, Ltd. 41,655
6,646 Baidu.com, Inc. ADR
a
1,003,014
6,000 C&D International Investment
Group, Ltd. 19,705
111,550 Chailease Holding Company, Ltd. 820,379
228,500 China Hongqiao Group, Ltd. 219,585
125,000 China Overseas Property Holdings,
Ltd. 152,501
40,000 China Resources Land, Ltd. 182,154
23,319 China Resources Microelectronics,
Ltd. 205,567
104,800 Chow Tai Fook Jewellery Group,
Ltd. 208,248
154,000 Consun Pharmaceutical Group,
Ltd. 93,943
63,000 Geely Automobile Holdings, Ltd. 81,183
21,000 Haidilao International Holding,
Ltd.
a,b
56,914
11,432 Hello Group, Inc. ADR 104,031
2,223 Huazhu Group, Ltd. ADR
a
108,883
Shares Common Stock (93.9%) Value
Cayman Islands (1.5%) - continued
14,860 iQIYI, Inc. ADR
a
$ 108,181
3,700 JD Health International, Inc.
a,b
27,435
36,133 JD.com, Inc. 789,007
1,567 JOYY, Inc. ADR 48,859
5,240 Kanzhun, Ltd. ADR
a
99,717
16,105 KE Holdings, Inc. ADR
a
303,418
24,600 Kuaishou Technology
a,b
189,157
6,300 Li Auto, Inc
a
78,788
22,500 Li Ning Company, Ltd. 176,938
83,852 Meituan
a,b
1,521,261
105,293 Melco Resorts & Entertainment,
Ltd. ADR
a
1,340,380
3,232 MINISO Group Holding, Ltd. ADR 57,336
25,000 NetDragon Websoft Holdings, Ltd. 43,955
7,710 NetEase, Inc. ADR 681,873
20,824 NIO, Inc. ADR
a
218,860
11,011 PDD Holdings, Inc. ADR
a
835,735
525,200 Sands China, Ltd.
a
1,824,540
94,000 Seazen Group, Ltd.
a
24,302
1,130,500 Shui On Land, Ltd. 136,993
8,000 Silergy Corporation 127,013
196,000 Sino Biopharmaceutical, Ltd. 109,857
18,300 Sunny Optical Technology (Group)
Company, Ltd. 220,819
5,200 Super Hi International Holding,
Ltd.
a
13,063
12,972 TAL Education Group ADR
a
83,151
116,524 Tencent Holdings, Ltd. 5,694,449
48,992 Tencent Music Entertainment Group
ADR
a
405,654
12,371 Trip.com Group, Ltd. ADR
a
466,016
27,000 Want Want China Holdings, Ltd. 17,372
648 Weibo Corporation ADR
a
12,999
19,000 Wharf Real Estate Investment
Company, Ltd. 109,390
64,000 WuXi Biologics (Cayman), Inc.
a,b
394,366
71,200 Wynn Macau, Ltd.
a
70,217
148,000 Xiaomi Corporation
a,b
227,765
40,000 Xinyi Solar Holdings, Ltd. 47,952
48,000 Yadea Group Holdings, Ltd.
b
123,644
50,000 Zhen Ding Technology Holding,
Ltd. 188,131
15,500 Zhongsheng Group Holdings, Ltd. 76,374
Total 20,425,035
Chile (0.1%)
3,168 Banco de Credito e Inversiones SA 92,865
57,277 Cencosud SA 110,679
1,042,968 Colbun SA 137,770
34,212 Embotelladora Andina SA 88,232
17,826 Empresas CMPC SA 29,790
16,918 Empresas Copec SA 119,400
44,656 S.A.C.I. Falabella 102,695
903 Sociedad Quimica y Minera de
Chile SA ADR 73,197
Total 754,628
China (1.5%)
1,048,400 Agricultural Bank of China, Ltd. 474,715
30,100 Aier Eye Hospital Group Company,
Ltd. 136,042
33,125 Alibaba Group Holding, Ltd. ADR
a
3,384,712
12,212 Amlogic (Shanghai) Company, Ltd.
a
149,363
23,000 Anhui Conch Cement Company,
Ltd., Class H 79,711

International Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.9%) Value
China (1.5%) - continued
6,511 Autohome, Inc. ADR $ 217,923
2,111,600 Bank of China, Ltd., Class A 1,038,399
257,000 Bank of China, Ltd., Class H 98,525
736,700 Bank of Communications
Company, Ltd. 548,014
674,800 Baoshan Iron & Steel Company,
Ltd. 612,728
34,000 Beijing North Star Company, Ltd. 3,799
12,800 Beijing Tongrentang Company, Ltd. 102,773
6,060 Bloomage Biotechnology
Corporation, Ltd. 100,074
3,595 BYD Company, Ltd., Class A 133,935
24,500 BYD Company, Ltd., Class H 720,696
1,157,000 CGN Power Company, Ltd.
b
277,002
591,000 China Cinda Asset Management
Company, Ltd. 74,697
159,000 China Construction Bank
Corporation 102,904
56,000 China Galaxy Securities Company,
Ltd. 28,194
1,400 China International Travel Service
Corporation, Ltd. 37,386
73,000 China Life Insurance Company,
Ltd. 119,798
40,000 China Merchants Bank Company,
Ltd., Class H 203,121
129,300 China Merchants Securities
Company, Ltd. 259,510
117,100 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 231,444
545,900 China Petroleum & Chemical
Corporation, Class A 446,179
255,100 China Petroleum & Chemical
Corporation, Class H 150,540
569,000 China Railway Group, Ltd. 347,225
113,000 China Shenhua Energy Company,
Ltd., Class H 355,602
86,100 China State Construction
Engineering Corporation, Ltd. 72,594
5,300 China Tourism Group Duty Free
Corporation, Ltd.
b
130,811
71,800 China United Network
Communications, Ltd. 56,648
35,600 China Vanke Company, Ltd., Class
A 78,665
14,100 China Vanke Company, Ltd., Class
H 22,249
83,500 China Yangtze Power Company,
Ltd. 258,069
59,800 CITIC Securities Company, Ltd.,
Class A 178,473
470,000 Daqin Railway Company, Ltd. 492,256
96,500 Focus Media Information
Technology Company, Ltd. 96,393
79,200 Fuyao Glass Industry Group
Company, Ltd., Class H
b
345,336
22,200 Gemdale Corporation 27,048
88,400 GF Securities Company, Ltd., Class
H 125,034
23,700 Great Wall Motor Company, Ltd.,
Class A 96,635
446,600 Greenland Holdings Corporation,
Ltd.
a
187,085
48,000 Guangzhou Automobile Group
Company, Ltd. 30,331
Shares Common Stock (93.9%) Value
China (1.5%) - continued
79,084 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. $ 380,861
27,600 Guangzhou Shiyuan Electronic
Technology Company, Ltd. 300,683
198,900 Guotai Junan Securities Company,
Ltd. 416,213
29,800 Haier Smart Home Company, Ltd.,
Class H 93,312
17,200 Haitong Securities Company, Ltd.,
Class H 10,737
2,100 Hangzhou Lion Electronics
Company, Ltd. 16,683
31,400 HUAYU Automotive Systems
Company, Ltd. 76,472
38,000 Hundsun Technologies, Inc. 294,479
2,000 Industrial and Commercial Bank of
China, Ltd., Class A 1,299
2,200 Jiangsu Hengrui Medicine
Company, Ltd. 13,707
134,000 Jiangxi Copper Company, Ltd. 226,864
53,600 Jiangxi Copper Company, Ltd. 154,284
2,892 Kweichow Moutai Company, Ltd. 763,950
6,200 Lepu Medical Technology (Beijing)
Company, Ltd. 20,905
16,680 LONGi Green Energy Technology
Company, Ltd. 98,150
27,500 Luxshare Precision Industry
Company, Ltd. 121,478
18,800 Nongfu Spring Company, Ltd.
b
108,397
668,000 People's Insurance Company
(Group) of China, Ltd. 222,899
28,300 Perfect World Company, Ltd. 70,106
93,278 Ping An Insurance (Group)
Company of China, Ltd., Class H 603,435
26,900 Poly Developments and Holdings
Group Company, Ltd. 55,227
2,500 Proya Cosmetics Company, Ltd. 66,200
48,300 Rongsheng Petrochemical
Company, Ltd. 106,444
28,100 Seazen Holdings Company, Ltd.
a
66,636
38,900 Shanghai Baosight Software
Company, Ltd. 329,694
5,000 Shanghai Pharmaceuticals Holding
Company, Ltd. 14,823
297,200 Shanghai Rural Commercial Bank
Company, Ltd. 249,252
190,300 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 225,053
483,400 Shenwan Hongyuan Group
Company, Ltd. 293,577
11,000 Shenzhen Inovance Technology
Company, Ltd. 112,691
2,900 Shenzhen Mindray Bio-Medical
Electronics Company, Ltd. 131,579
288,000 Shenzhen Overseas Chinese Town
Company, Ltd. 202,142
1,700 Shenzhen S.C New Energy
Technology Corporation 28,328
16,000 Shenzhou International Group
Holdings, Ltd. 167,843
7,500 Sichuan Kelun Pharmaceutical
Company, Ltd. 31,063
145,000 Tong Ren Tang Technologies
Company, Ltd. 127,479
22,000 Tsingtao Brewery Company, Ltd. 240,465
24,826 Vipshop Holdings, Ltd. ADR
a
376,859

International Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.9%) Value
China (1.5%) - continued
30,100 Wanhua Chemical Group
Company, Ltd. $ 419,525
4,700 Xiamen Faratronic Company, Ltd. 99,994
169,000 Zhejiang Century Huatong Group
Company, Ltd.
a
148,317
29,400 Zhejiang NHU Company, Ltd. 76,790
Total 20,197,533
Colombia (<0.1%)
2,269 Bancolombia SA 17,048
Total 17,048
Cyprus (<0.1%)
18,642 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic (<0.1%)
904 CEZ AS 43,905
7,926 Komercni Banka AS 262,991
75 Philip Morris CR 61,068
Total 367,964
Denmark (2.5%)
870 A.P. Moller - Maersk AS, Class B 1,581,407
3,784 ALK-Abello AS
a
58,715
5,822 Carlsberg AS 903,382
22,258 Dampskibsselskabet Norden AS 1,496,841
1,709 DFDS AS 69,342
40,978 DSV AS 7,945,535
2,119 Genmab AS
a
800,993
18,779 Jyske Bank AS
a
1,315,986
3,743 NKT Holding AS
a
195,214
109,330 Novo Nordisk AS 17,363,942
5,397 Scandinavian Tobacco Group AS
b
107,447
7,635 Spar Nord Bank AS 120,595
28,851 Sydbank AS 1,297,179
Total 33,256,578
Egypt (<0.1%)
133,768 Commercial International Bank
Egypt SAE GDR 172,959
Total 172,959
Finland (0.5%)
12,285 Cargotec Oyj 598,045
15,522 Kesko Oyj 333,590
9,441 Konecranes Oyj 316,595
12,524 Neste Oil Oyj 618,737
104,527 Outokumpu Oyj 569,375
264,414 Stora Enso Oyj 3,440,008
906 Tieto Oyj 28,462
32,481 Tokmanni Group Corporation 448,530
Total 6,353,342
France (7.1%)
46,850 Air Liquide SA 7,842,195
6,176 Alstom SA 168,150
5,643 Alten SA 901,073
2,815 BioMerieux 296,748
98,810 Bollore SA 610,811
13,878 Bureau Veritas SA 398,751
32,005 Coface SA 453,354
85,577 Compagnie de Saint-Gobain 4,864,526
44,368 Credit Agricole SA 500,526
Shares Common Stock (93.9%) Value
France (7.1%) - continued
47,588 Dassault Systemes SE $ 1,963,063
23,561 Eiffage SA 2,549,688
519,904 Engie SA 8,227,360
61,441 Groupe Eurotunnel SA 1,011,915
4,390 Hermes International 8,890,916
33,408 Ipsos SA 2,070,705
7,591 La Francaise des Jeux SAEM
b
316,376
71,404 Legrand SA 6,510,984
4,966 LNA Sante 179,881
2,829 L'Oreal SA 1,264,124
10,492 LVMH Moet Hennessy Louis Vuitton
SE 9,630,738
3,722 Nexans SA 370,855
58,978 Publicis Groupe SA 4,603,830
81,462 Rexel SA 1,936,745
17,699 Rubis SCA 473,596
103,642 Sanofi 11,243,000
9,202 Schneider Electric SE 1,537,881
17,678 SCOR SE 401,951
7,204 SOITEC
a
1,156,054
2,214 Sopra Group SA 465,263
41,158 Thales SA 6,085,106
106,918 TotalEnergies SE 6,304,310
2,820 Verallia SA
b
120,095
Total 93,350,570
Germany (5.5%)
44,309 Aixtron SE 1,505,963
37,082 Allianz SE 8,559,900
114,787 BASF SE 6,026,191
153,302 Bayer AG 9,793,220
14,085 Bayerische Motoren Werke AG 1,543,704
4,442 Bilfinger SE 188,376
6,000 CTS Eventim AG & Company
KGAA
a
375,097
4,525 Dermapharm Holding SE 186,206
42,289 Deutsche Boerse AG 8,234,134
158,936 Deutsche Lufthansa AG
a
1,767,774
50,329 Deutsche Post AG 2,357,201
2,199 Duerr AG 79,016
163,236 E.ON SE 2,036,332
33,433 Evonik Industries AG 703,405
770 Gerresheimer AG 76,350
4,873 GFT Technologies SE 189,720
9,453 HeidelbergCement AG 690,235
17,738 HENSOLDT AG 639,426
24,325 Hugo Boss AG 1,749,231
75,095 Infineon Technologies AG 3,083,805
23,033 Klockner & Company SE 247,624
6,066 Krones AG 717,508
41,444 Merck KGaA 7,726,640
94,684 Porsche Automobil Holding SE 5,435,551
6,701 PVA TePla AG
a
157,901
14,126 SAP SE 1,783,705
2,947 Scout24 SE
b
175,285
23,996 Siemens AG 3,887,462
9,444 Siltronic AG 690,753
29,410 TAG Immobilien AG 203,600
87,065 TeamViewer SE
a,b
1,483,194
1,503 Vitesco Technologies Group AG
a
108,686
2,937 Volkswagen AG 503,771
Total 72,906,966

International Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.9%) Value
Greece (<0.1%)
35,015 Eurobank Ergasias Services and
Holdings SA
a
$ 46,395
6,726 Hellenic Telecommnications
Organization SA 98,508
2,439 JUMBO SA 51,756
2,963 Motor Oil (Hellas) Diilistiria
Korinthou AE 76,053
5,275 Mytilineos SA 150,382
39,508 National Bank of Greece SA
a
192,366
2,659 OPAP SA 42,648
Total 658,108
Guernsey (<0.1%)
162,063 BMO Commercial Property Trust,
Ltd. 164,734
230,717 UK Commercial Property REIT, Ltd. 146,929
Total 311,663
Hong Kong (1.5%)
339,500 BOC Hong Kong (Holdings), Ltd. 1,056,950
24,000 China Resources Beer (Holdings)
Company, Ltd. 192,802
675,500 CK Hutchison Holdings, Ltd. 4,179,081
217,440 CSPC Pharmaceutical Group, Ltd. 213,160
56,000 Hang Lung Group, Ltd. 98,872
91,000 Hang Lung Properties, Ltd. 170,280
59,300 Hang Seng Bank, Ltd. 842,969
96,000 Henderson Land Development
Company, Ltd. 332,140
175,000 Hong Kong and China Gas
Company, Ltd. 154,072
146,800 Hong Kong Exchanges & Clearing,
Ltd. 6,506,871
58,000 Hysan Development Company, Ltd. 164,881
169,000 Kerry Properties, Ltd. 431,628
141,480 Link REIT 909,750
71,000 Luk Fook Holdings International,
Ltd. 227,147
129,000 Melco International Development,
Ltd.
a
150,483
88,000 Sino Land Company, Ltd. 119,004
239,000 Sun Hung Kai Properties, Ltd. 3,348,296
108,000 Swire Pacific, Ltd. 829,978
66,000 Swire Properties, Ltd. 169,864
412,000 United Laboratories International
Holdings, Ltd. 285,943
Total 20,384,171
Hungary (<0.1%)
9,122 OTP Bank Nyrt 260,429
Total 260,429
India (1.1%)
1,810 ABB India, Ltd. 74,263
27,214 Asian Paints, Ltd. 916,885
5,795 Bajaj Finance, Ltd. 397,622
20,472 Bajaj Finserv, Ltd. 316,750
8,899 Britannia Industries, Ltd. 469,070
21,043 CG Power & Industrial Solutions,
Ltd. 76,988
76,942 Cipla, Ltd. 844,488
92,110 Coal India, Ltd. 240,112
12,599 Coromandel International, Ltd. 135,103
1,582 CRISIL, Ltd. 62,025
13,042 Cummins India, Ltd. 259,264
Shares Common Stock (93.9%) Value
India (1.1%) - continued
2,241 Dabur India, Ltd. $ 14,880
2,992 Dr. Reddy's Laboratories, Ltd. ADR 170,335
31,072 HCL Technologies, Ltd. 412,499
1,302 Hindustan Unilever, Ltd. 40,660
7,826 Indian Bank 27,567
68,441 Infosys, Ltd. ADR 1,193,611
66,803 ITC, Ltd. 312,564
41,808 Kotak Mahindra Bank, Ltd. 883,690
4,458 Larsen & Toubro, Ltd. 117,675
2,923 LTIMindtree, Ltd.
b
170,213
1,849 Mphasis, Ltd. 40,648
43,833 NTPC, Ltd. 93,581
940 Page Industries, Ltd. 434,218
4,137 Persistent Systems, Ltd. 233,362
16,339 PI Industries, Ltd. 603,747
14,706 Pidilite Industries, Ltd. 421,846
79,712 Reliance Industries, Ltd. 2,266,578
17,030 SBI Cards and Payment Services,
Ltd. 153,700
12,054 SBI Life Insurance Company, Ltd.
b
161,714
6,784 Schaeffler India, Ltd. 237,188
5,922 Siemens, Ltd. 240,287
2,587 Solar Industries India, Ltd. 119,630
3,558 SRF, Ltd. 104,710
7,525 Sun Pharmaceutical Industries, Ltd. 90,167
27,271 Tata Consultancy Services, Ltd. 1,068,965
9,371 Tata Elxsi, Ltd. 682,349
13,546 Tech Mahindra, Ltd. 182,609
1,942 Thermax, Ltd. 54,266
371 Titan Company, Ltd. 11,395
5,951 Trent, Ltd. 99,831
11,816 Varun Beverages, Ltd. 199,926
Total 14,636,981
Indonesia (0.2%)
837,900 Astra International Tbk PT 335,739
2,813,500 Bank Central Asia Tbk PT 1,646,022
543,800 Bank Mandiri Persero Tbk PT 374,486
1,342,100 Bank Rakyat Indonesia Persero
Tbk PT 425,248
Total 2,781,495
Ireland (0.1%)
4,287 Flutter Entertainment plc
a
780,115
Total 780,115
Isle of Man (0.1%)
81,540 Entain plc 1,266,320
Total 1,266,320
Israel (1.4%)
4,292 Alony-Hetz Properties and
Investments, Ltd. 33,712
461,955 Bank Hapoalim, Ltd. 3,844,623
697,472 Bank Leumi Le-Israel BM 5,276,226
213 Big Shopping Centers, Ltd.
a
17,669
382 Camtek, Ltd.
a
10,579
15,719 Check Point Software Technologies,
Ltd.
a
2,043,470
3,550 Clal Insurance Enterprises
Holdings, Ltd.
a
48,291
1,361 Enlight Renewable Energy, Ltd.
a
22,800
279 Fattal Holdings 1998, Ltd.
a
26,132
3,447 First International Bank of Israel,
Ltd. 122,016

International Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.9%) Value
Israel (1.4%) - continued
526 Fox-Wizel, Ltd. $ 44,933
20,327 Harel Insurance Investments &
Financial Services, Ltd. 171,406
461 Israel Corporation, Ltd. 152,128
183 Melisron, Ltd. 11,499
52,288 Mivne Real Estate (KD), Ltd. 144,701
144,565 Mizrahi Tefahot Bank, Ltd. 4,531,946
1,572 Nova, Ltd.
a
164,342
630 Perion Network, Ltd.
a
24,556
34,275 Phoenix Holdings, Ltd. 340,405
40,934 Plus500, Ltd. 854,391
12,885 Shufersal, Ltd. 62,519
9,996 Wix.com, Ltd.
a
997,601
Total 18,945,945
Italy (2.4%)
119,170 A2A SPA 190,174
72,968 Azimut Holding SPA 1,556,978
92,134 Banca Farmafactoring SPA
b
914,173
16,541 Banca IFIS SPA 250,230
205,476 Banca Mediolanum SPA 1,859,972
79,487 Banca Popolare Di Sondrio SCRL 336,569
258,009 Banco BPM SPA 1,007,878
9,324 Brunello Cucinelli SPA 925,101
8,044 Buzzi Unicem SPA 195,240
33,403 Davide Campari-Milano NV 407,580
750,766 Enel SPA 4,578,905
1,887,259 Intesa Sanpaolo SPA 4,843,564
57,910 Italgas SPA 353,214
272,339 Leonardo SPA 3,193,888
18,474 Moncler SPA 1,276,033
160,788 OVS SPA
b
421,708
8,126 Prysmian SPA 341,218
138,041 Recordati SPA 5,839,072
8,485 Reply SPA 1,065,492
90,728 Saras SPA
a
140,976
634 TOD'S SPA
a
26,241
112,513 UniCredit SPA 2,120,639
43,414 Unipol Gruppo SPA 222,872
Total 32,067,717
Japan (17.9%)
11,300 Advantest Corporation 1,047,581
23,100 AGC, Inc. 861,190
31,000 Air Water, Inc. 389,553
8,300 AirTrip Corporation 164,548
6,900 Amvis Holdings, Inc. 160,681
30,400 Arcs Company, Ltd. 515,467
335,500 Astellas Pharma, Inc. 4,766,556
5,600 BellSystem24 Holdings, Inc. 61,211
9,200 Canon Marketing Japan, Inc. 219,203
4,500 Canon, Inc. 100,214
46,900 Chiyoda Company, Ltd. 288,867
12,300 Chugai Pharmaceutical Company,
Ltd. 303,719
158,600 Citizen Watch Company, Ltd. 933,156
79,600 Coca-Cola Bottlers Japan, Inc. 869,916
13,700 COMSYS Holdings Corporation 253,028
13,100 Dai Nippon Printing Company, Ltd. 366,780
3,000 Daido Steel Company, Ltd. 118,085
58,900 Daiichi Sankyo Company, Ltd. 2,148,533
29,100 Daikin Industries, Ltd. 5,220,731
19,200 Daito Trust Construction Company,
Ltd. 1,912,893
Shares Common Stock (93.9%) Value
Japan (17.9%) - continued
109,700 Daiwa House Industry Company,
Ltd. $ 2,584,670
2,900 Denso Corporation 163,698
4,000 Descente, Ltd. 125,801
900 DMG Mori Company, Ltd. 15,215
10,700 Doutor Nichires Holdings
Company, Ltd. 152,970
7,100 Electric Power Development
Company, Ltd. 114,124
533,700 Eneos Holdings, Inc. 1,872,492
46,500 FANUC Corporation 1,679,217
1,500 Fast Retailing Company, Ltd. 328,369
22,600 Ferrotec Holdings Corporation 571,728
15,000 Fuji Soft, Inc. 870,739
41,000 FUJIFILM Holdings NPV 2,081,282
161,000 Fujikura, Ltd. 1,143,674
19,700 Fujitsu, Ltd. 2,662,066
9,100 Fukuyama Transporting Company,
Ltd. 247,507
3,900 Fuyo General Lease Company, Ltd. 265,358
47,400 Gree, Inc. 247,876
94,000 H2O Retailing Corporation 1,057,466
14,200 Hamamatsu Photonics KK 765,973
16,800 Hanwa Company, Ltd. 502,249
26,700 Heiwa Corporation 529,727
10,100 HIS Company, Ltd.
a
152,624
15,000 Hisamitsu Pharmaceutical
Company, Inc. 429,025
9,200 Hitachi Zosen Corporation 60,361
29,800 Hitachi, Ltd. 1,637,829
205,700 Honda Motor Company, Ltd. 5,441,004
6,300 Horiba, Ltd. 378,107
42,700 Hoya Corporation 4,718,877
37,900 Ichigo, Inc. 79,448
59,700 Iida Group Holdings Company, Ltd. 974,702
45,400 Iino Kaiun Kaisha, Ltd. 345,406
95,200 Inaba Denki Sangyo Company, Ltd. 2,081,006
749 Industrial & Infrastructure Fund
Investment Corporation 815,192
150,100 Inpex Corporation 1,588,437
79,300 Isetan Mitsukoshi Holdings, Ltd. 887,868
200 ITO EN, Ltd. 6,544
19,100 ITOCHU Corporation 622,019
94,700 ITOCHU Techno-Solutions
Corporation 2,333,406
98,900 J. Front Retailing Company, Ltd. 987,676
15,600 JAFCO Company, Ltd. 223,446
66,400 Japan Post Holdings Company,
Ltd. 538,901
302,900 Japan Tobacco, Inc. 6,398,323
11,300 JEOL, Ltd. 365,251
98,600 JGC Corporation 1,225,408
6,400 Kaga Electronics Company, Ltd. 243,046
39,000 Kamigumi Company, Ltd. 819,324
40,700 Kanematsu Corporation 505,444
46,300 Kawasaki Kisen Kaisha, Ltd.
d
1,061,930
165,400 KDDI Corporation 5,100,567
27 Kenedix Office Investment
Corporation 62,454
161 Kenedix Retail REIT Corporation 285,278
16,200 Keyence Corporation 7,939,762
2,700 Kikkoman Corporation 137,844
100,400 Kinden Corporation 1,209,932
400 Kissei Pharmaceutical Company,
Ltd. 7,987
166,000 Kobe Steel, Ltd. 1,323,330

International Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.9%) Value
Japan (17.9%) - continued
1,100 Kureha Corporation $ 70,477
2,900 KYB Company, Ltd. 88,196
31,200 Kyocera Corporation 1,627,578
98,200 Kyoei Steel, Ltd. 1,195,208
4,800 Kyoritsu Maintenance Company,
Ltd. 194,101
1,500 Lasertec Corporation 266,519
8,700 Lintec Corporation 142,541
12,200 Lion Corporation 131,831
4,700 Management Solutions Company,
Ltd. 117,933
10,600 Mandom Corporation 118,418
108,700 Marubeni Corporation 1,478,289
21,000 Maruha Nichiro Corporation 376,418
4,600 Maruichi Steel Tube, Ltd. 101,270
3,100 McDonald's Holdings Company
(Japan), Ltd. 128,880
18,000 MEITEC Corporation 322,282
21,000 Menicon Company, Ltd. 447,507
6,700 Mimasu Semiconductor Industry
Company, Ltd. 149,694
16,800 Ministop Company, Ltd. 178,087
13,500 MISUMI Group, Inc. 339,232
85,800 Mitsubishi Corporation 3,083,348
658,900 Mitsubishi HC Capital, Inc. 3,402,394
49,500 Mitsubishi Logistics Corporation 1,164,086
6,200 Mitsubishi Research Institute, Inc. 238,801
565,900 Mitsubishi UFJ Financial Group,
Inc. 3,626,666
18,800 Mitsuboshi Belting, Ltd. 559,470
30,100 Mitsui & Company, Ltd. 938,212
22,400 Mixi, Inc. 450,606
20,800 Mizuho Financial Group, Inc. 294,685
4,100 Monogatari Corporation 83,483
15,800 MS and AD Insurance Group
Holdings, Inc. 489,656
51,600 Murata Manufacturing Company,
Ltd. 3,144,775
12,000 NGK Spark Plug Company, Ltd. 248,315
17,300 NHK Spring Company, Ltd. 124,199
57,400 Nidec Corporation 2,987,154
115,500 Nintendo Company, Ltd. 4,486,205
3,100 Nippon Kayaku Company, Ltd. 28,087
287 Nippon REIT Investment
Corporation 693,389
157,900 Nippon Steel Corporation 3,723,518
42,500 Nippon Yusen Kabushiki Kaisha
d
992,730
4,900 Nishimatsu Construction Company,
Ltd. 126,686
3,900 Nisshin Oillio Group, Ltd. 95,605
18,800 Nisshinbo Holdings, Inc. 144,019
154,200 Nissui Corporation 632,184
19,000 Nitori Holdings Company, Ltd. 2,294,476
45,400 Nitto Kogyo Corporation 906,438
41,300 Nomura Research Institute, Ltd. 965,913
32,300 NS United Kaiun Kaisha, Ltd. 1,006,988
2,000 NSD Company, Ltd. 36,076
236,600 NTT Data Corporation 3,110,472
392 NTT UD REIT Investment
Corporation 398,858
5,500 Okuma Corporation 246,321
11,300 Open Door, Inc.
a
133,204
2,100 Open Up Group, Inc. 30,576
15,100 Oracle Corporation Japan 1,090,535
33,440 Orient Corporation 278,603
145,000 Oriental Land Company, Ltd. 4,964,690
Shares Common Stock (93.9%) Value
Japan (17.9%) - continued
31,600 ORIX Corporation $ 521,021
49 ORIX JREIT, Inc. 62,129
1,500 OSG Corporation 22,622
33,800 Otsuka Holdings Company, Ltd. 1,073,137
103,100 Pan Pacific International Holdings
Company 1,994,597
3,900 Penta-Ocean Construction
Company, Ltd. 18,636
1,400 PHC Holdings Corporation 15,192
54,684 Recruit Holdings Company, Ltd. 1,504,304
258,900 Resona Holdings, Inc. 1,248,970
36,100 Resorttrust, Inc. 575,265
8,500 Rohto Pharmaceutical Company,
Ltd. 177,886
323,400 Round One Corporation 1,251,139
1,600 Royal Holdings Company, Ltd. 33,661
6,900 RS Technologies Company, Ltd. 170,054
21,300 Ryoyo Electro Corporation 396,697
7,400 Saizeriya Company, Ltd. 184,195
57,700 Sangetsu Company, Ltd. 973,302
31,600 Sankyo Company, Ltd. 1,319,353
19,700 Sankyu, Inc. 731,081
179,900 Santen Pharmaceutical Company,
Ltd. 1,537,113
2,300 Sato Holdings Corporation 38,105
4,300 Sawai Group Holdings Company,
Ltd. 118,601
12,100 SCREEN Holdings Company, Ltd. 1,073,320
68,000 Secom Company, Ltd. 4,190,684
2,100 Seino Holdings Company, Ltd. 23,183
1,196 Sekisui House REIT, Inc. 648,906
67,200 Sekisui House, Ltd. 1,369,619
76,600 Shikoku Electric Power Company
a
435,452
100 SHIMAMURA Company, Ltd. 10,178
100,500 Shin-Etsu Chemical Company, Ltd. 3,262,335
38,600 Shionogi & Company, Ltd. 1,741,073
182,900 SKY Perfect JSAT Holdings, Inc. 714,362
3,800 SMC Corporation 2,014,442
8,600 SoftBank Corporation 99,277
134,300 SoftBank Group Corporation 5,279,806
59,900 Sony Group Corporation 5,455,895
5,500 Starts Corporation, Inc. 105,885
7,000 Sumco Corporation 105,308
73,300 Sumitomo Corporation 1,298,535
70,500 Sumitomo Dainippon Pharma
Company, Ltd. 431,996
57,100 Sumitomo Heavy Industries, Ltd. 1,400,224
96,100 Sumitomo Mitsui Financial Group,
Inc. 3,845,689
100,400 Sumitomo Mitsui Trust Holdings,
Inc. 3,449,341
1,700 Sumitomo Osaka Cement
Company, Ltd. 47,903
800 Suzuken Company, Ltd. 20,208
11,000 Sysmex Corporation 721,948
7,100 Taikisha, Ltd. 197,678
20,600 Taisho Pharmaceutical Holdings
Company, Ltd. 858,938
36,700 Taiyo Holdings Company, Ltd. 695,460
9,400 Takara Standard Company, Ltd. 104,352
44,000 Takashimaya Company, Ltd. 641,658
232,400 Takeda Pharmaceutical Company,
Ltd. 7,632,844
15,900 Takuma Company, Ltd. 159,706
17,300 Terumo Corporation 467,884
83,200 Toagosei Company, Ltd. 775,900

International Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.9%) Value
Japan (17.9%) - continued
62,600 Toho Gas Company, Ltd. $ 1,165,521
44,800 Tohoku Electric Power Company,
Inc.
a
222,683
26,700 Tokio Marine Holdings, Inc. 513,840
11,700 Tokyo Century Corporation 390,603
39,300 Tokyo Electron, Ltd. 4,801,127
16,300 Tokyotokeiba Company, Ltd. 498,985
169,200 Tokyu Fudosan Holdings
Corporation 812,661
13,700 Toppan, Inc. 276,087
21,200 Toyo Suisan Kaisha, Ltd. 885,970
660,500 Toyota Motor Corporation 9,402,488
12,600 Transcosmos, Inc. 299,072
40,200 Tsubakimoto Chain Company 978,853
125,500 TV Asahi Holdings Corporation 1,430,308
10,700 United Arrows, Ltd. 155,412
15,500 Universal Entertainment
Corporation
a
288,608
7,700 UT Group Company, Ltd.
a
143,938
14,300 W-Scope Corporation
a
136,059
11,200 Yellow Hat, Ltd. 154,206
22,100 Yuasa Trading Company, Ltd. 632,896
1,085,700 Z Holdings Corporation 3,078,450
91,800 ZOZO, Inc. 2,099,644
Total 235,982,215
Jersey (0.4%)
31,631 Experian plc 1,041,532
1,325,810 Man Group plc 3,862,362
Total 4,903,894
Kuwait (0.1%)
86,590 Boubyan Bank KSCP 181,615
23,568 HumanSoft Holding Company
KSCP 299,222
194,088 Kuwait Finance House KSCP 525,141
38,591 Mobile Telecommunications
Company KSCP 68,076
170,618 National Bank of Kuwait KSC 588,616
123,238 National Industries Group Holding 78,736
Total 1,741,406
Luxembourg (0.2%)
54,101 Allegro.eu SA
a,b
369,397
209,022 B&M European Value Retail SA 1,245,300
57,123 Subsea 7 SA 678,086
Total 2,292,783
Malaysia (0.1%)
7,600 AEON Credit Service (M) Berhad 19,701
213,600 Hong Leong Bank Berhad 979,747
156,400 Mah Sing Group Berhad 20,936
5,700 Malayan Banking Berhad 11,078
183,100 PETRONAS Chemicals Group
Berhad 294,240
2,500 Petronas Dagangan BHD 12,080
60,100 Public Bank Berhad 54,541
15,000 QL Resources Berhad 19,751
8,700 RHB Bank BHD 11,008
98,541 Sports Toto BHD 33,244
24,200 Ta Ann Holdings Berhad 17,345
Total 1,473,671
Shares Common Stock (93.9%) Value
Malta (<0.1%)
9,855 Kambi Group plc
a
$ 176,599
Total 176,599
Mexico (0.2%)
12,526 America Movil SAB de CV ADR 263,672
61,700 Arca Continental SAB de CV 559,409
70,900 Banco del Bajio SA
b
257,908
3,294 Coca-Cola FEMSA SAB de CV ADR 265,068
27,033 Grupo Financiero Banorte SAB de
CV ADR 227,605
94,000 Grupo Mexico SAB de CV 444,648
9,200 Kimberly-Clark de Mexico, SA de
CV 19,396
142,600 Megacable Holdings SAB de CV 364,809
22,900 Wal-Mart de Mexico SAB de CV 91,498
Total 2,494,013
Netherlands (5.2%)
24,378 Aalberts NV 1,151,533
61,742 ABN AMRO Group NV
b
979,075
1,359 Adyen NV
a,b
2,165,479
2,374 Arcadis NV 97,202
987 ASM International NV 400,626
24,708 ASML Holding NV 16,837,292
12,444 BE Semiconductor Industries NV 1,087,680
30,509 CNH Industrial NV 466,825
46,571 Euronext NV
b
3,566,186
29,292 Ferrari NV 7,937,691
65,951 ForFarmers BV 232,870
1,391 Heineken Holding NV 127,622
26,442 Heineken NV 2,841,227
2,761 IMCD NV 451,469
207,478 Koninklijke Ahold Delhaize NV 7,088,543
12,215 Koninklijke Vopak NV 431,265
15,206 NEPI Rockcastle NV 88,230
80,159 QIAGEN NV
a
3,650,976
11,891 Randstad Holding NV
d
705,909
13,280 Signify NV
b
442,825
346,132 Stellantis NV 6,294,880
105,704 STMicroelectronics NV 5,632,323
22,134 Technip Energies NV 472,222
96,168 Unilever plc 4,978,238
2,300 Van Lanschot Kempen NV 70,240
Total 68,198,428
New Zealand (<0.1%)
113,270 Contact Energy, Ltd. 549,583
Total 549,583
Norway (1.8%)
247,983 Aker Solutions ASA 904,851
8,101 BW LPG, Ltd.
b
60,739
432,752 DNB Bank ASA 7,744,420
98,884 Elkem ASA
b
336,031
161,895 Equinor ASA 4,602,419
82,199 Europris ASA
b
570,809
51,209 Hoegh Autoliners ASA 288,087
21,744 Leroy Seafood Group ASA 112,597
437,633 MPC Container Ships ASA 700,311
446,935 Norwegian Air Shuttle ASA
a
456,992
29,879 Storebrand ASA 229,510
53,674 TGS Nopec Geophysical Company
ASA 965,816
16,376 Veidekke ASA 173,810
13,281 Wallenius Wilhelmsen ASA 96,095

International Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.9%) Value
Norway (1.8%) - continued
136,317 Yara International ASA $ 5,924,418
Total 23,166,905
Poland (0.1%)
21,114 Asseco Poland SA 372,711
17,221 Jastrzebska Spolka Weglowa SA
a
189,272
1,253 KGHM Polska Miedz SA 35,589
36,229 Polski Koncern Naftowy Orlen SA 489,019
894 Santander Bank Polska SA 60,550
3,133 XTB SA
b
23,042
Total 1,170,183
Portugal (0.1%)
191,881 EDP - Energias de Portugal SA 1,045,548
449,587 Sonae SGPS SA 490,604
Total 1,536,152
Russian Federation (<0.1%)
169,404 Gazprom PJSC ADR
a,c
17
6,112 LUKOIL PJSC
c
0
6,042 Mechel PJSC ADR
a,c
1
14,886 MMC Norilsk Nickel PJSC ADR
a,c
1
444 Novatek PJSC GDR
a,c,e
0
684 Polyus PJSC
a,c
0
1 Polyus PJSC GDR
a,c
0
329,720 Sberbank of Russia PJSC
a,c
0
17,590 Sovcomflot OAO
a,c
0
765,300 Surgutneftegas PJSC
c
1
67,366 Surgutneftegas PJSC ADR
a,c
7
Total 27
Saudi Arabia (0.4%)
59,672 Al Rajhi Bank 1,174,707
77,824 Alinma Bank 613,686
4,970 Arab National Bank 34,313
6,454 Dr. Sulaiman Al Habib Medical
Services Group Company 502,388
3,451 Eastern Province Cement Company 37,300
5,755 Jarir Marketing Company 250,660
1,262 Mouwasat Medical Services
Company 79,256
81,501 National Commercial Bank 998,040
56,004 Riyad Bank 445,817
28,638 Saudi Arabian Mining Company
a
491,502
6,954 Saudi Arabian Oil Company
b
59,938
3,004 Saudi Basic Industries Corporation 72,491
2,151 Saudi Electricity Company 13,423
24,504 Saudi Telecom Company 262,094
Total 5,035,615
Singapore (1.2%)
2,699 China Yuchai International, Ltd. 21,295
118,600 ComfortDelGro Corporation, Ltd. 105,352
457,700 DBS Group Holdings, Ltd. 11,379,219
264,900 First Resources, Ltd. 314,369
374,700 Genting Singapore, Ltd. 316,249
183,200 Keppel Corporation, Ltd. 777,267
140,500 SembCorp Industries, Ltd. 463,654
116,678 Sembcorp Marine, Ltd.
a
10,472
114,000 Wing Tai Holdings, Ltd. 127,758
1,604,300 Yangzijiang Shipbuilding Holdings,
Ltd. 1,451,118
Shares Common Stock (93.9%) Value
Singapore (1.2%) - continued
469,700 Yanlord Land Group, Ltd. $ 321,717
Total 15,288,470
South Africa (0.3%)
36,799 Absa Group, Ltd. 376,133
44,028 AECI, Ltd. 232,327
17,204 African Rainbow Minerals, Ltd. 222,874
1,224 Anglo American Platinum, Ltd. 65,706
6,695 AngloGold Ashanti, Ltd. ADR 161,952
7,314 Coronation Fund Managers, Ltd. 12,426
54,623 DataTec, Ltd. 116,825
4,589 Exxaro Resources, Ltd. 47,964
48,495 FirstRand, Ltd. 164,369
31,526 Gold Fields, Ltd. ADR 419,926
4,397 Impala Platinum Holdings, Ltd. 40,472
34,802 Investec plc 193,132
1,499 Investec, Ltd. 8,261
7,122 Kumba Iron Ore, Ltd. 180,073
176,296 Momentum Metropolitan Holdings 174,688
4,055 Naspers, Ltd. 751,369
22,072 Sasol, Ltd. 298,273
10,176 Sibanye Stillwater, Ltd. 21,012
16,571 Standard Bank Group 160,670
9,021 Super Group, Ltd. 16,543
Total 3,664,995
South Korea (1.0%)
279 AfreecaTV Company, Ltd. 18,337
1,118 Alteogen, Inc.
a
34,398
3,093 Boryung 20,764
302 Caregen Company, Ltd. 45,567
649 Celltrion, Inc. 75,017
25 Celltrion, Inc., Bonus Shares
a,c
2,745
5,050 Cheil Worldwide, Inc. 72,352
483 Chongkundang Holdings
Corporation 18,845
1,149 Com2uS Corporation 64,517
1,231 Echo Marketing, Inc. 11,974
5,798 Green Cross Holdings Corporation 68,880
29,933 GS Holdings Corporation 928,518
704 GS Retail Company, Ltd. 15,360
845 HD Hyundai Company, Ltd. 37,755
2,326 Huons Global Company, Ltd. 35,339
2,586 HYBE Company, Ltd.
a
377,615
842 Hyundai Motor Company 119,794
17,260 Industrial Bank of Korea 134,233
5,782 JYP Entertainment Corporation 345,553
11,185 Kakao Corporation 529,709
25,611 Kangwon Land, Inc. 392,832
811 Korea Zinc Company, Ltd. 345,052
663 Krafton, Inc.
a
94,300
839 KT&G Corporation 53,921
287 LG Chem, Ltd. 157,619
1,540 LG Corporation 98,061
679 LG Energy Solution
a
305,926
11,252 Lotte Shopping Company, Ltd. 710,064
1,353 LS Corporation 82,905
694 MedPacto, Inc.
a
10,345
328 Medy-Tox, Inc. 56,206
2,103 Meritz Financial Group, Inc. 62,650
2,503 NAVER Corporation 392,198
998 NCSoft Corporation 285,998
8,067 NH Investment & Securities
Company, Ltd. 54,685
2,521 Pearl Abyss Corporation
a
90,426

International Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.9%) Value
South Korea (1.0%) - continued
5,549 PharmaResearch Company, Ltd. $ 300,374
691 POSCO Chemical Company, Ltd. 145,641
1,897 Samsung Biologics Company,
Ltd.
a,b
1,149,894
4,653 Samsung C&T Corporation 387,495
75,411 Samsung Electronics Company,
Ltd. 3,729,146
501 Samsung SDI Company, Ltd. 284,587
1,556 Samsung SDS Company, Ltd. 139,153
1,300 Samsung Securities Corporation,
Ltd. 31,776
3,888 SD Biosensor, Inc. 63,268
343 SK Bioscience Company, Ltd.
a
19,089
4,363 SK Hynix, Inc. 298,582
327 SM Entertainment Company, Ltd. 23,596
1,503 S-Oil Corporation 92,583
55 Taekwang Industrial Corporation,
Ltd. 30,493
726 WONIK IPS Company, Ltd. 19,707
19,508 Woori Financial Group, Inc. 171,606
Total 13,037,450
Spain (1.8%)
124,089 Acerinox SA 1,277,032
473,410 Banco Bilbao Vizcaya Argentaria
SA
d
3,384,593
42,436 Bankinter SA 241,055
1,009,335 CaixaBank SA 3,938,397
100,863 Cia de Distribucion Integral Logista
Holdings SA 2,516,794
7,116 Endesa SA 154,559
229,301 Industria de Diseno Textil SA 7,703,450
8,997 Let's GOWEX SA
a,c,f
1
334,096 Mediaset Espana Comunicacion
SA
a
1,090,609
17,393 Melia Hotels International SA
a
112,381
144,581 Merlin Properties Socimi SA 1,265,011
101,700 Repsol SA 1,563,937
34,606 Telefonica SA 149,043
2,074 Vidrala SA 227,149
Total 23,624,011
Sweden (2.6%)
65,316 AB Industrivarden, Class A 1,765,331
87,678 AB Industrivarden, Class C 2,364,180
5,985 AddLife AB 54,361
90,629 Alleima AB
a
447,714
94,982 Arjo AB 371,863
141,907 Assa Abloy AB 3,399,025
28,413 Atlas Copco AB, Class A 359,946
22,235 Atlas Copco AB, Class B 255,764
83,127 Betsson AB 791,069
7,399 Bilia AB 91,386
32,495 Biotage AB 414,580
55,103 Boliden AB 2,164,678
31,803 Bravida Holding AB
b
359,747
5,841 Epiroc AB, Class A 115,944
31,543 Epiroc AB, Class B 537,823
1,718 Evolution Gaming Group AB
b
230,175
2,686 Fabege AB 20,602
253,512 Granges AB 2,418,512
168,664 Hexpol AB 2,089,235
13,183 Indutrade AB 280,547
15,260 Intrum AB 164,467
39,136 Inwido AB 417,008
Shares Common Stock (93.9%) Value
Sweden (2.6%) - continued
5,319 L E Lundbergforetagen AB $ 240,884
2,897 Lindab International AB 44,394
12,376 Loomis AB 424,011
143 Mekonomen Aktiebolag 1,701
38,106 Modern Times Group MTG AB 277,054
4,609 Munters Group AB
b
42,573
8,047 New Wave Group AB 138,019
51,609 NIBE Industrier AB 588,297
15,037 Pandox AB
a
187,611
37,773 Saab AB 2,294,750
16,514 Sandvik AB 350,523
25,492 Skandinaviska Enskilda Banken
AB
a,d
281,388
8,307 Skanska AB 127,236
529,955 SSAB AB, Class A 3,915,846
220,552 SSAB AB, Class B 1,576,537
16,882 Svolder AB 95,055
57,872 Telefonaktiebolaget LM Ericsson 339,235
85,057 Trelleborg AB 2,420,857
12,237 Vitrolife AB 254,434
94,149 Volvo AB, Class B
d
1,940,096
13,755 Wihlborgs Fastigheter AB 105,403
Total 34,759,861
Switzerland (7.1%)
204,244 Aryzta AG
a
347,369
15,715 Baloise Holding AG 2,447,083
566 Belimo Holding AG 273,563
1,445 Bucher Industries AG 675,843
1,015 Burckhardt Compression Holding
AG 631,110
12,163 Coca-Cola HBC AG 332,963
40,016 Compagnie Financiere Richemont
SA 6,416,812
5,504 DKSH Holding AG 443,734
9,468 Galenica AG
b
800,972
1,137,021 Glencore Xstrata plc 6,542,633
43,395 Holcim, Ltd. 2,798,602
7,308 Huber+Suhner AG 627,557
4,894 Implenia AG 205,373
37,765 Julius Baer Group, Ltd. 2,579,668
553 Lonza Group AG 332,906
1,630 Mobilezone Holding AG 26,662
157,013 Nestle SA 19,144,684
254,601 Novartis AG 23,377,091
17,780 OC Oerlikon Corporation AG 100,817
1,051 Partners Group Holding AG 989,750
30,413 PSP Swiss Property AG 3,460,978
944 Roche Holding AG, Bearer Shares 283,663
16,359 Roche Holding AG, Participation
Certificates 4,674,463
17,852 Sika AG 5,007,404
4,010 Swiss Life Holding AG 2,474,598
9,004 Tecan Group AG 3,944,110
1,842 u-blox Holding AG 257,432
180,558 UBS Group AG 3,820,752
1,573 Vontobel Holding AG 102,078
3,166 Zehnder Group AG 258,787
Total 93,379,457
Taiwan (1.3%)
269,000 Asia Cement Corporation 383,048
361,000 Capital Securities Corporation 142,505
25,300 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 69,179

International Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.9%) Value
Taiwan (1.3%) - continued
14,000 Cheng Loong Corporation $ 13,009
75,000 Cheng Shin Rubber Industry
Company, Ltd. 90,189
5,000 Chicony Power Technology
Company, Ltd. 13,334
29,000 China Steel Chemical Corporation 110,299
130,000 China Steel Corporation 132,074
33,000 Chipbond Technology Corporation 75,279
10,000 Delta Electronics, Inc. 99,216
33,000 E Ink Holdings, Inc. 201,420
13,000 Eclat Textile Company, Ltd. 212,263
96,000 Far Eastern New Century
Corporation 98,805
113,000 Feng Hsin Steel Company, Ltd. 252,878
13,000 FLEXium Interconnect, Inc. 42,418
63,000 Formosa Plastics Corporation 190,197
10,000 Fusheng Precision Company, Ltd. 74,731
5,000 Global Unichip Corporation 178,903
28,000 Globalwafers Company, Ltd. 478,635
18,000 Holtek Semiconductor, Inc. 43,870
11,000 Hotai Motor Company, Ltd. 232,155
148,000 Hua Nan Financial Holdings
Company, Ltd. 108,877
11,000 International Games System
Company, Ltd. 207,480
2,000 Largan Precision Company, Ltd. 143,389
4,000 Lotes Company, Ltd. 120,898
129 Lotes Company, Ltd., Temporary
Shares
a,c
3,782
13,000 Makalot Industrial Company, Ltd. 92,544
28,000 MediaTek, Inc. 725,932
2,000 Momo.com, Inc. 59,582
516,000 Nan Ya Plastics Corporation 1,314,414
41,000 Novatek Microelectronics
Corporation 582,632
5,000 Poya International Company, Ltd. 93,937
40,000 Radiant Opto-Electronics
Corporation 145,559
12,000 Raydium Semiconductor
Corporation 163,950
38,000 Sanyang Motor Company, Ltd. 48,839
46,000 Shanghai Commercial & Savings
Bank, Ltd. 70,998
15,000 Shin Kong Financial Holding
Company, Ltd. 4,160
197,000 SinoPac Financial Holdings
Company, Ltd. 107,710
43,000 Systex Corporation 111,357
23,911 Taichung Commercial Bank
Company, Ltd. 10,900
176,000 Taiwan Cooperative Financial
Holding Company, Ltd. 151,138
35,000 Taiwan Fertilizer Company, Ltd. 64,478
438,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 7,684,810
98,000 Topco Scientific Company, Ltd. 609,657
36,000 TTY Biopharm Company, Ltd. 90,157
285,000 United Microelectronics
Corporation 498,731
11,000 Voltronic Power Technology
Corporation 626,380
46,000 YFY, Inc. 40,221
305,780 Yuanta Financial Holding Company,
Ltd. 224,866
Total 17,241,785
Shares Common Stock (93.9%) Value
Thailand (0.2%)
214,100 Airports of Thailand Public
Company, Ltd. NVDR
a
$ 444,924
147,200 AP (Thailand) Public Company, Ltd.
NVDR 51,744
32,500 Bumrungrad Hospital Public
Company, Ltd. 215,058
83,900 Central Pattana pcl NVDR 168,955
7,700 Delta Electronics Public Company,
Ltd. NVDR 258,340
68,100 Energy Absolute Public Company,
Ltd. NVDR 151,505
450,500 Krung Thai Bank Public Company,
Ltd. NVDR 217,540
2,931,400 Land and Houses Public Company,
Ltd. NVDR 845,152
Total 2,353,218
Turkey (0.1%)
72,168 BIM Birlesik Magazalar AS 560,514
78,756 Haci Omer Sabanci Holding AS 162,884
48,091 Turk Hava Yollari Anonim Ortakligi
a
297,801
543,300 Turkiye Is Bankasi AS
a
367,817
Total 1,389,016
United Kingdom (9.8%)
41,034 3i Group plc 855,288
15,251 Antofagasta plc 298,727
23,727 AstraZeneca plc 3,287,461
769,662 Auto Trader Group plc
b
5,870,717
85,110 Avacta Group plc
a,d
116,635
134,928 Babcock International Group plc
a
498,446
49,167 BAE Systems plc 594,728
142,185 Balfour Beatty plc 653,184
1,364 Bank of Georgia Group plc 46,325
732,390 Barclays plc 1,318,225
45,343 Beazley plc 335,286
4,533 Big Yellow Group plc 65,346
9,232 Bodycote plc 74,277
1,360,297 BP plc 8,597,744
180,892 British American Tobacco plc 6,341,029
28,774 Britvic plc 316,893
32,275 Bunzl plc 1,219,104
148,030 Centamin plc 190,706
36,777 Central Asia Metals plc 107,295
450,812 Centrica plc 590,396
3,823 Clarkson plc 145,807
10,007 Coca-Cola European Partners plc 592,314
31,084 Compass Group plc 781,185
14,929 Computacenter plc 395,933
40,779 Crest Nicholson Holdings plc 109,900
1,623 Croda International plc 130,446
244,346 Diageo plc 10,905,023
21,296 Drax Group plc 159,960
122,670 DS Smith plc 477,591
12,559 easyJet plc
a
80,264
99,833 Evraz plc
a,c
12
2,839 Fevertree Drinks plc 44,968
83,275 FirstGroup plc 105,923
447 Games Workshop Group plc 53,242
6,656 Greggs plc 228,571
243,555 GSK plc 4,303,429
288,785 Halma plc 7,972,302
70,171 Hays plc 97,109
8,756 Howden Joinery Group plc 75,603
1,458,584 HSBC Holdings plc 9,913,218

International Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.9%) Value
United Kingdom (9.8%) - continued
155,619 IG Group Holdings plc $ 1,342,903
171,879 Imperial Brands plc 3,952,453
123,989 Inchcape plc 1,188,518
87,444 InterContinental Hotels Group plc 5,724,551
31,868 Intermediate Capital Group plc 481,013
23,561 Jet2 plc 384,252
16,433 Lancashire Holdings, Ltd. 112,145
288,826 Moneysupermarket.com Group plc 887,171
12,218 Morgan Sindall Group plc 255,492
22,779 Next plc 1,851,464
39,584 OSB Group plc 236,786
141,804 PageGroup plc 798,352
115,587 Paragon Banking Group plc 741,454
34,467 Playtech plc
a
223,959
121,553 QinetiQ Group plc 488,329
91,924 Redde Northgate plc 391,786
15,982 Redrow plc 94,535
280,843 RELX plc 9,095,593
82,025 Rightmove plc 570,944
150,126 Rio Tinto plc 10,190,195
129,317 Rotork plc 503,889
5,458 RS Group plc 61,710
34,524 Safestore Holdings plc 405,228
138,030 Sage Group plc 1,324,589
20,429 Serica Energy plc 56,250
538,749 Shell plc 15,353,508
23,525 Spectris plc 1,067,355
12,503 Spirax-Sarco Engineering plc 1,835,716
39,530 Spirent Communications plc 84,967
137,536 SSP Group plc
a
417,542
62,093 Standard Chartered plc 470,605
16,544 TORM plc 508,781
6,331 Tritax Big Box REIT plc 10,955
12,198 Unite Group plc 144,512
Total 129,208,114
United States (0.1%)
14,830 Yum China Holding, Inc. 940,074
Total 940,074
Virgin Islands, British (<0.1%)
4,449 VK Company, Ltd. GDR
a,c
0
Total 0
Total Common Stock
(cost $1,100,475,936) 1,240,457,049
Shares
Collateral Held for Securities
Loaned ( 0.6% )
8,110,296 Thrivent Cash Management Trust 8,110,296
Total Collateral Held for
Securities Loaned
(cost $8,110,296) 8,110,296
Shares Preferred Stock ( 0.5% )
Germany (0.5%)
5,955 Bayerische Motoren Werke AG 608,713
39,592 Volkswagen AG 5,403,236
Total 6,011,949
Russian Federation (<0.1%)
171 Transneft PJSC
c
0
Total 0
Shares Preferred Stock (0.5%) Value
South Korea (<0.1%)
2,155 Samsung Electronics Company,
Ltd. $ 89,679
Total 89,679
Total Preferred Stock
(cost $6,078,960) 6,101,628
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (<0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
g
312,675
7,010,000 6.000%,  5/16/2024
g
301,430
1,326,000 6.000%,  11/15/2026
g
53,040
1,410,000 5.375%,  4/12/2027
g
56,400
210,000 5.500%,  4/12/2037
g
7,875
Total 731,420
Total Long-Term Fixed Income
(cost $7,583,707) 731,420
Shares or
Principal
Amount Short-Term Investments ( 4.9% )
Federal Home Loan Bank Discount
Notes
400,000 4.575%,  4/4/2023
h,i
399,950
4,200,000 4.570%,  4/10/2023
h
4,196,320
200,000 4.725%,  5/10/2023
h,i
199,065
7,000,000 4.650%,  5/15/2023
h,i
6,962,879
500,000 4.870%,  6/9/2023
h,i
495,653
100,000 4.700%,  6/14/2023
h,i
99,066
100,000 4.660%,  6/23/2023
h,i
98,950
Thrivent Core Short-Term Reserve
Fund
5,189,325 5.190% 51,893,255
Total Short-Term Investments
(cost $64,300,337) 64,345,138
Total Investments (cost
$1,186,549,236) 99.9% $1,319,745,531
Other Assets and Liabilities,
Net 0.1% 1,412,466
Total Net Assets 100.0% $1,321,157,997
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $24,628,517 or 1.9% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.

International Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of March 31, 2023:
Securities Lending Transactions
Common Stock $ 7,716,418
Total lending $7,716,418
Gross amount payable upon return of
collateral for securities loaned $8,110,296
Net amounts due to counterparty $393,878
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 60,385,099 3,029,435 57,355,663 1
Consumer Discretionary 158,851,472 8,433,900 150,417,572 –
Consumer Staples^ 86,182,466 857,382 85,325,084 0
Energy^ 78,031,732 624,966 77,406,741 25
Financials^ 208,934,502 388,979 208,545,523 0
Health Care 148,869,649 691,303 148,175,601 2,745
Industrials 190,472,814 95,205 190,377,609 –
Information Technology 133,655,554 11,240,058 122,411,714 3,782
Materials^ 123,147,050 2,874,583 120,272,453 14
Real Estate 27,101,043 303,418 26,797,625 –
Utilities 24,825,668 648,386 24,177,282 –
Preferred Stock
Consumer Discretionary 6,011,949 – 6,011,949 –
Energy^ – – – –
Information Technology 89,679 – 89,679 –
Long-Term Fixed Income
Energy 731,420 – 731,420 –
Short-Term Investments 12,451,883 – 12,451,883 –
Subtotal Investments in Securities $1,259,741,980 $29,187,615 $1,230,547,798 $6,567
Other Investments  * Total
Affiliated Short-Term Investments 51,893,255
Collateral Held for Securities Loaned 8,110,296
Subtotal Other Investments $60,003,551
Total Investments at Value $1,319,745,531
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,761,921 1,761,921 – –
Total Asset Derivatives $1,761,921 $1,761,921 $– $–

International Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling
$2,983,669 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 631 June 2023 $ 64,463,293 $ 1,681,282
ICE US mini MSCI Emerging Markets Index 43 June 2023 2,059,686 80,639
Total Futures Long Contracts $ 66,522,979 $ 1,761,921
Total Futures Contracts $ 66,522,979 $1,761,921
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $80,260 $377,766 $406,133 $51,893 5,189 3.9%
Total Affiliated Short-Term Investments 80,260 51,893 3.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 982 26,150 19,022 8,110 8,110 0.6
Total Collateral Held for Securities Loaned 982 8,110 0.6
Total Value $81,242 $60,003
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $923
Total Income/Non Income Cash from Affiliated
Investments $923
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 28
Total Affiliated Income from Securities Loaned, Net $28
Total Value $– $– $ –

International Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.4% ) Value
Australia (7.2%)
2,568 Ampol, Ltd. $ 52,356
12,717 APA Group 86,389
6,400 Aristocrat Leisure, Ltd. 160,016
2,087 ASX, Ltd. 91,141
19,475 Aurizon Holdings, Ltd. 43,865
32,239 Australia and New Zealand
Banking Group, Ltd. 496,806
54,598 BHP Group, Ltd. 1,726,055
4,962 BlueScope Steel, Ltd. 67,163
14,966 Brambles, Ltd. 134,937
709 Cochlear, Ltd. 112,873
14,425 Coles Group, Ltd. 174,292
18,263 Commonwealth Bank of Australia 1,205,822
5,856 Computershare, Ltd. 85,059
5,197 CSL, Ltd. 1,006,504
11,592 DEXUS Property Group 58,607
15,442 Endeavour Group, Ltd. 70,158
18,251 Fortescue Metals Group, Ltd. 274,341
18,240 Goodman Group 231,463
20,646 GPT Group 59,001
2,209 IDP Education, Ltd. 40,708
7,345 Independence Group NL 62,984
26,568 Insurance Australia Group, Ltd. 83,628
7,289 Lendlease Corporation, Ltd. 35,473
23,989 Lottery Corporation, Ltd. 82,507
3,957 Macquarie Group, Ltd. 468,507
29,682 Medibank Private, Ltd. 66,982
1,841 Mineral Resources, Ltd. 99,519
42,527 Mirvac Group 59,564
33,978 National Australia Bank, Ltd. 633,124
9,632 Newcrest Mining, Ltd. 171,935
12,495 Northern Star Resources, Ltd. 102,461
4,880 Orica, Ltd. 50,412
18,567 Origin Energy, Ltd. 103,401
27,465 Pilbara Minerals, Ltd. 73,068
9,778 Qantas Airways, Ltd.
a
43,643
16,002 QBE Insurance Group, Ltd. 156,668
1,973 Ramsay Health Care, Ltd. 88,160
570 REA Group, Ltd. 53,149
2,392 Reece, Ltd. 28,034
4,001 Rio Tinto, Ltd. 321,479
34,012 Santos, Ltd. 156,537
55,941 Scentre Group 103,551
3,632 SEEK, Ltd. 58,712
4,922 Sonic Healthcare, Ltd. 115,386
49,438 South32, Ltd. 144,889
25,728 Stockland 68,894
13,624 Suncorp Group, Ltd. 110,697
43,586 Telstra Corporation, Ltd. 123,409
33,141 Transurban Group 316,443
7,780 Treasury Wine Estates, Ltd. 68,299
41,704 Vicinity Centres 54,542
2,334 Washington H. Soul Pattinson and
Company, Ltd. 47,303
12,228 Wesfarmers, Ltd. 413,288
37,734 Westpac Banking Corporation 549,391
1,586 Wisetech Global, Ltd. 69,869
20,464 Woodside Energy Group, Ltd. 457,168
13,111 Woolworths, Ltd. 333,317
Total 12,153,949
Austria (0.2%)
3,706 Erste Group Bank AG 122,778
1,587 OMV AG 72,880
734 Verbund AG 63,846
Shares Common Stock (97.4%) Value
Austria (0.2%) - continued
1,251 Voestalpine AG $ 42,538
Total 302,042
Belgium (0.9%)
1,738 Ageas SA NV 75,183
9,362 Anheuser-Busch InBev NV 624,073
268 D'ieteren Group 52,148
350 Elia System Operator SA 46,220
1,072 Groupe Bruxelles Lambert SA 91,485
2,696 KBC Groep NV 185,245
166 Sofina SA 37,283
799 Solvay SA 91,379
1,363 UCB SA 121,820
2,257 Umicore SA 76,561
1,759 Warehouses De Pauw CVA 52,306
Total 1,453,703
Bermuda (0.1%)
7,000 CK Infrastructure Holdings, Ltd. 38,086
12,000 Hongkong Land Holdings, Ltd. 52,794
1,700 Jardine Matheson Holdings, Ltd. 82,569
Total 173,449
Cayman Islands (0.5%)
18,600 Budweiser Brewing Company
APAC, Ltd.
b
56,606
21,200 ESR Cayman, Ltd.
b
38,017
631 Futu Holdings, Ltd. ADR
a,c
32,717
14,039 Grab Holdings, Ltd.
a
42,258
26,000 Sands China, Ltd.
a
90,324
3,895 Sea, Ltd. ADR
a
337,112
14,000 SITC International Holdings
Company, Ltd. 30,088
90,033 WH Group, Ltd.
b
53,673
18,000 Wharf Real Estate Investment
Company, Ltd. 103,633
Total 784,428
Denmark (3.0%)
33 A.P. Moller - Maersk AS, Class A 58,544
54 A.P. Moller - Maersk AS, Class B 98,156
1,049 Carlsberg AS 162,770
1,137 Christian Hansen Holding AS 86,492
1,280 Coloplast AS 168,534
7,434 Danske Bank AS
a
149,563
972 Demant AS
a
34,124
2,018 DSV AS 391,285
710 Genmab AS
a
268,384
17,842 Novo Nordisk AS 2,833,691
2,204 Novozymes AS 112,852
2,039 Orsted AS
b
173,861
978 Pandora AS 93,877
98 Rockwool International AS 24,031
3,881 Tryg AS 84,860
10,884 Vestas Wind Systems AS 317,208
Total 5,058,232
Finland (1.2%)
1,533 Elisa Oyj 92,458
4,835 Fortum Oyj
a
74,065
2,944 Kesko Oyj 63,271
3,663 KONE Oyj 191,041
7,148 Metso Outotec Oyj 78,052
4,560 Neste Oil Oyj 225,283
58,323 Nokia Oyj 286,302

International Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.4%) Value
Finland (1.2%) - continued
35,656 Nordea Bank Abp $ 380,745
1,152 Orion Oyj 51,492
5,171 Sampo Oyj 243,996
5,940 Stora Enso Oyj 77,279
5,752 UPM-Kymmene Oyj
a
193,199
5,102 Wartsila Corporation 48,149
Total 2,005,332
France (11.2%)
1,843 Accor SA
a
59,918
320 Aeroports de Paris SA
a
45,684
5,641 Air Liquide SA 944,244
3,447 Alstom SA 93,850
647 Amundi SA
b
40,767
647 Arkema SA 63,883
20,273 AXA SA 618,685
443 BioMerieux 46,700
11,973 BNP Paribas SA 715,002
9,540 Bollore SA 58,973
2,428 Bouygues SA 81,887
3,169 Bureau Veritas SA 91,054
1,765 Capgemini SA 328,001
6,399 Carrefour SA 129,373
7,312 Cie Generale des Etablissements
Michelin SCA 223,516
5,281 Compagnie de Saint-Gobain 300,192
501 Covivio 29,143
13,117 Credit Agricole SA 147,976
6,920 Danone SA 430,589
270 Dassault Aviation SA 53,414
7,184 Dassault Systemes SE 296,349
2,690 Edenred 159,208
898 Eiffage SA 97,178
19,685 Engie SA 311,510
3,134 EssilorLuxottica SA 565,134
461 Eurazeo SE 32,814
495 Gecina SA 51,382
4,742 Groupe Eurotunnel SA 78,099
341 Hermes International 690,616
399 Ipsen SA 43,935
807 Kering SA 526,512
2,319 Klepierre SA 52,577
1,132 La Francaise des Jeux SAEM
b
47,179
2,876 Legrand SA 262,249
2,603 L'Oreal SA 1,163,136
2,983 LVMH Moet Hennessy Louis Vuitton
SE 2,738,133
21,502 Orange SA 255,448
2,224 Pernod-Ricard SA 503,585
2,462 Publicis Groupe SA 192,184
251 Remy Cointreau SA 45,703
2,072 Renault SA
a
84,447
3,684 Safran SA 545,369
12,295 Sanofi 1,333,752
298 Sartorius Stedim Biotech 91,425
5,847 Schneider Electric SE 977,178
263 SEB SA 29,925
8,702 Societe Generale SA 196,069
954 Sodexo SA 93,178
637 Teleperformance SA 153,922
1,150 Thales SA 170,025
26,817 TotalEnergies SE 1,581,237
2,231 Valeo SA 45,780
7,173 Veolia Environnement SA 221,340
5,800 Vinci SA 664,929
Shares Common Stock (97.4%) Value
France (11.2%) - continued
7,766 Vivendi SE $ 78,527
282 Wendel SA 29,819
2,578 Worldline SA
a,b
109,562
Total 19,022,266
Germany (8.1%)
1,746 Adidas AG 309,519
4,347 Allianz SE 1,003,449
9,899 BASF SE 519,686
10,588 Bayer AG 676,382
3,568 Bayerische Motoren Werke AG 391,050
883 Bechtle AG 42,285
1,086 Beiersdorf AG 141,276
1,665 Brenntag AG 125,302
434 Carl Zeiss Meditec AG 60,453
11,473 Commerzbank AG
a
120,791
1,186 Continental AG 88,867
2,082 Covestro AG
b
86,223
4,878 Daimler Truck Holding AG
a
164,628
1,852 Delivery Hero AG
a,b
63,181
22,275 Deutsche Bank AG 226,520
2,048 Deutsche Boerse AG 398,768
6,442 Deutsche Lufthansa AG
a
71,652
10,683 Deutsche Post AG 500,347
34,933 Deutsche Telekom AG 846,510
1,227 Dr. Ing. h.c. F. Porsche AG
a
157,485
24,197 E.ON SE 301,852
2,260 Evonik Industries AG 47,549
2,214 Fresenius Medical Care AG &
Company KGaA 93,972
4,553 Fresenius SE & Company KGaA 122,946
1,632 GEA Group AG 74,448
650 Hannover Rueckversicherung SE 127,128
1,561 HeidelbergCement AG 113,980
1,748 HelloFresh SE
a
41,685
1,120 Henkel AG & Company KGaA 81,477
14,075 Infineon Technologies AG 577,995
782 Knorr-Bremse AG 52,090
799 LEG Immobilien AG 43,910
8,648 Mercedes-Benz Group AG 665,058
1,393 Merck KGaA 259,705
576 MTU Aero Engines AG 144,139
1,510 Muenchener Rueckversicherungs-
Gesellschaft AG 527,952
622 Nemetschek SE 42,937
1,650 Porsche Automobil Holding SE 94,722
1,138 PUMA SE 70,548
54 RATIONAL AG 36,298
469 Rheinmetall AG 138,942
6,924 RWE AG 297,930
11,254 SAP SE 1,421,055
262 Sartorius AG 110,422
849 Scout24 SE
b
50,498
8,245 Siemens AG 1,335,728
5,597 Siemens Energy AG
a
123,423
3,039 Siemens Healthineers AG
b
175,205
1,431 Symrise AG 155,728
11,015 Telefonica Deutschland Holding AG 33,907
931 United Internet AG 16,049
318 Volkswagen AG 54,545
7,720 Vonovia SE 145,405
2,414 Zalando SE
a,b
101,172
Total 13,674,774

International Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.4%) Value
Hong Kong (2.3%)
127,400 AIA Group, Ltd. $ 1,336,089
40,000 BOC Hong Kong (Holdings), Ltd. 124,530
21,500 CK Asset Holdings, Ltd. 130,347
29,000 CK Hutchison Holdings, Ltd. 179,413
17,500 CLP Holdings, Ltd. 126,457
24,000 Galaxy Entertainment Group, Ltd.
a
160,540
22,000 Hang Lung Properties, Ltd. 41,167
8,200 Hang Seng Bank, Ltd. 116,566
16,000 Henderson Land Development
Company, Ltd. 55,357
41,000 HKT Trust and HKT, Ltd. 54,427
121,162 Hong Kong and China Gas
Company, Ltd. 106,673
13,000 Hong Kong Exchanges & Clearing,
Ltd. 576,222
27,260 Link REIT 175,288
16,500 MTR Corporation, Ltd. 79,634
16,000 New World Development Company,
Ltd. 42,889
15,000 Power Assets Holdings, Ltd. 80,472
38,000 Sino Land Company, Ltd. 51,388
15,500 Sun Hung Kai Properties, Ltd. 217,149
5,000 Swire Pacific, Ltd. 38,425
12,600 Swire Properties, Ltd. 32,429
15,000 Techtronic Industries Company,
Ltd. 162,526
20,000 Xinyi Glass Holdings Company,
Ltd. 35,778
Total 3,923,766
Ireland (0.8%)
11,525 AIB Group plc 46,648
11,536 Bank of Ireland Group plc 116,725
8,051 CRH plc 406,741
1,064 DCC plc 62,022
1,801 Flutter Entertainment plc
a
327,732
4,803 James Hardie Industries plc 103,378
1,717 Kerry Group plc 171,229
1,665 Kingspan Group plc 114,095
2,664 Smurfit Kappa Group plc 96,624
Total 1,445,194
Isle of Man (0.1%)
6,346 Entain plc 98,554
Total 98,554
Israel (0.7%)
457 Azrieli Group, Ltd. 26,259
13,688 Bank Hapoalim, Ltd. 113,918
16,639 Bank Leumi Le-Israel BM 125,871
21,945 Bezeq Israel Telecommunication
Corporation, Ltd. 29,877
1,081 Check Point Software Technologies,
Ltd.
a
140,530
439 CyberArk Software, Ltd.
a
64,963
287 Elbit Systems, Ltd. 48,879
595 First International Bank of Israel,
Ltd. 21,062
7,641 ICL Group, Ltd. 51,772
13,332 Israel Discount Bank, Ltd. 65,490
1,663 Mizrahi Tefahot Bank, Ltd. 52,133
685 NICE, Ltd.
a
156,042
11,970 Teva Pharmaceutical Industries,
Ltd. ADR
a
105,934
1,178 Tower Semiconductor, Ltd.
a
50,216
Shares Common Stock (97.4%) Value
Israel (0.7%) - continued
617 Wix.com, Ltd.
a
$ 61,576
Total 1,114,522
Italy (1.8%)
1,317 Amplifon SPA 45,648
11,972 Assicurazioni Generali SPA 238,538
5,634 Davide Campari-Milano NV 68,746
271 DiaSorin Italia SPA 28,559
87,659 Enel SPA 534,630
26,945 Eni SPA 375,787
6,576 Finecobank Banca Fineco SPA 100,752
3,622 Infrastrutture Wireless Italiane SPA
b
47,587
173,958 Intesa Sanpaolo SPA 446,455
6,404 Mediobanca SPA 64,354
2,212 Moncler SPA 152,787
6,361 Nexi Spa
a,b
51,697
5,631 Poste Italiane SPA
b
57,423
2,745 Prysmian SPA 115,265
1,127 Recordati SPA 47,671
21,733 Snam SPA 115,230
105,423 Telecom Italia SPA
a
34,767
15,164 Terna Rete Elettrica Nazionale SPA 124,457
20,705 UniCredit SPA 390,247
Total 3,040,600
Japan (21.1%)
2,000 Advantest Corporation 185,413
7,000 Aeon Company, Ltd. 135,806
2,100 AGC, Inc. 78,290
1,600 Aisin Corporation 44,100
4,900 Ajinomoto Company, Inc. 170,460
1,700 All Nippon Airways Company, Ltd.
a
36,949
4,907 Asahi Group Holdings, Ltd. 182,629
2,300 Asahi Intecc Company, Ltd. 40,637
13,500 Asahi Kasei Corporation 94,555
19,800 Astellas Pharma, Inc. 281,305
1,200 Azbil Corporation 32,867
6,600 Bandai Namco Holdings, Inc. 142,290
1,400 BayCurrent Consulting, Inc. 58,125
6,200 Bridgestone Corporation 251,861
2,500 Brother Industries, Ltd. 37,665
10,800 Canon, Inc. 240,515
1,900 Capcom Company, Ltd. 68,002
1,600 Central Japan Railway Company 190,912
5,600 Chiba Bank, Ltd. 36,144
6,900 Chubu Electric Power Company,
Inc. 72,791
7,200 Chugai Pharmaceutical Company,
Ltd. 177,787
11,700 Concordia Financial Group, Ltd. 43,126
4,600 CyberAgent, Inc. 38,975
2,400 Dai Nippon Printing Company, Ltd. 67,196
3,300 Daifuku Company, Ltd. 61,272
10,600 Dai-Ichi Mutual Life Insurance
Company, Ltd. 194,865
18,900 Daiichi Sankyo Company, Ltd. 689,428
2,700 Daikin Industries, Ltd. 484,398
700 Daito Trust Construction Company,
Ltd. 69,741
6,500 Daiwa House Industry Company,
Ltd. 153,148
24 Daiwa House REIT Investment
Corporation 49,176
14,400 Daiwa Securities Group, Inc. 67,602
4,700 Denso Corporation 265,303

International Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.4%) Value
Japan (21.1%) - continued
2,200 Dentsu Group, Inc. $ 77,546
900 DISCO Corporation 104,698
3,300 East Japan Railway Company 182,627
2,700 Eisai Company, Ltd. 153,359
33,100 Eneos Holdings, Inc. 116,132
10,500 FANUC Corporation 379,178
1,900 Fast Retailing Company, Ltd. 415,934
1,400 Fuji Electric Company, Ltd. 55,286
3,900 FUJIFILM Holdings NPV 197,976
2,100 Fujitsu, Ltd. 283,773
48 GLP J-REIT 51,884
500 GMO Payment Gateway, Inc. 43,289
2,500 Hakuhodo DY Holdings, Inc. 28,344
1,500 Hamamatsu Photonics KK 80,913
2,500 Hankyu Hanshin Holdings, Inc. 74,130
200 Hikari Tsushin, Inc. 28,105
300 Hirose Electric Company, Ltd. 39,248
1,200 Hitachi Construction Machinery
Company, Ltd. 27,969
10,400 Hitachi, Ltd. 571,591
17,600 Honda Motor Company, Ltd. 465,540
1,200 Hoshizaki Corporation 44,333
3,800 Hoya Corporation 419,947
4,100 Hulic Company, Ltd. 33,724
1,200 IBIDEN Company, Ltd. 48,124
2,200 Idemitsu Kosan Company, Ltd. 48,164
1,600 Iida Group Holdings Company, Ltd. 26,123
11,200 Inpex Corporation 118,524
6,300 Isuzu Motors, Ltd. 75,291
12,800 ITOCHU Corporation 416,851
1,000 ITOCHU Techno-Solutions
Corporation 24,640
1,600 Japan Airlines Company, Ltd. 31,197
5,400 Japan Exchange Group, Inc. 82,587
74 Japan Metropolitan Fund
Investment Corporation 54,039
15,900 Japan Post Bank Company, Ltd. 129,863
25,600 Japan Post Holdings Company,
Ltd. 207,769
2,200 Japan Post Insurance Company,
Ltd. 34,289
13 Japan Real Estate Investment
Corporation 51,808
12,900 Japan Tobacco, Inc. 272,494
5,300 JFE Holdings, Inc. 67,270
1,900 JSR Corporation 44,947
4,600 Kajima Corporation 55,510
7,600 Kansai Electric Power Company,
Inc. 74,016
5,000 Kao Corporation 194,626
17,400 KDDI Corporation 536,577
1,100 Keio Corporation 38,626
1,400 Keisei Electric Railway Company,
Ltd. 43,123
2,100 Keyence Corporation 1,029,228
1,600 Kikkoman Corporation 81,686
1,800 Kintetsu Group Holdings Company,
Ltd. 57,985
8,900 Kirin Holdings Company, Ltd. 140,805
500 Kobayashi Pharmaceutical
Company, Ltd. 30,580
1,600 Kobe Bussan Company, Ltd. 44,675
1,240 Koei Tecmo Holdings Company,
Ltd. 22,411
2,300 Koito Manufacturing Company, Ltd. 43,599
10,000 Komatsu, Ltd. 248,251
Shares Common Stock (97.4%) Value
Japan (21.1%) - continued
1,000 Konami Group Corporation $ 45,898
400 KOSE Corporation 47,543
10,900 Kubota Corporation 165,259
1,100 Kurita Water Industries, Ltd. 50,388
3,500 Kyocera Corporation 182,581
2,900 Kyowa Hakko Kirin Company, Ltd. 63,311
800 Lasertec Corporation 142,144
3,100 LIXIL Corporation 51,168
4,800 M3, Inc. 120,811
2,400 Makita Corporation 59,772
16,700 Marubeni Corporation 227,115
1,200 Matsumotokiyoshi Holdings
Company, Ltd. 63,566
6,100 Mazda Motor Corporation 56,266
900 McDonald's Holdings Company
(Japan), Ltd. 37,417
2,400 MEIJI Holdings Company, Ltd. 57,080
3,900 Minebea Mitsumu, Inc. 74,476
3,100 MISUMI Group, Inc. 77,898
13,800 Mitsubishi Chemical Group
Corporation 82,075
13,500 Mitsubishi Corporation 485,142
20,800 Mitsubishi Electric Corporation 248,563
12,100 Mitsubishi Estate Company, Ltd. 143,925
7,000 Mitsubishi HC Capital, Inc. 36,146
3,500 Mitsubishi Heavy Industries, Ltd. 128,944
128,800 Mitsubishi UFJ Financial Group,
Inc. 825,437
15,400 Mitsui & Company, Ltd. 480,016
2,000 Mitsui Chemicals, Inc. 51,641
9,800 Mitsui Fudosan Company, Ltd. 184,087
3,700 Mitsui O.S.K. Lines, Ltd. 92,787
26,030 Mizuho Financial Group, Inc. 368,782
2,700 MonotaRO Company, Ltd. 34,008
4,600 MS and AD Insurance Group
Holdings, Inc. 142,558
6,200 Murata Manufacturing Company,
Ltd. 377,861
2,600 NEC Corporation 100,373
5,100 NEXON Company, Ltd. 121,782
2,600 NGK Insulators, Ltd. 34,477
4,800 Nidec Corporation 249,797
3,300 Nihon M&A Center Holdings, Inc. 24,735
11,900 Nintendo Company, Ltd. 462,215
16 Nippon Building Fund, Inc. 66,601
800 Nippon Express Holdings, Inc. 48,272
8,900 Nippon Paint Holdings Company,
Ltd. 83,688
23 Nippon Prologis REIT, Inc. 48,692
1,900 Nippon Sanso Holdings
Corporation 34,326
500 Nippon Shinyaku Company, Ltd. 22,063
8,700 Nippon Steel Corporation 205,159
12,900 Nippon Telegraph and Telephone
Corporation 385,487
5,200 Nippon Yusen Kabushiki Kaisha
c
121,463
1,400 Nissan Chemical Corporation 63,584
25,000 Nissan Motor Company, Ltd. 94,615
2,100 Nisshin Seifun Group, Inc. 24,576
700 Nissin Foods Holdings Company,
Ltd. 64,008
900 Nitori Holdings Company, Ltd. 108,686
1,500 Nitto Denko Corporation 97,082
31,400 Nomura Holdings, Inc. 121,057
1,300 Nomura Real Estate Holdings, Inc. 28,787

International Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.4%) Value
Japan (21.1%) - continued
46 Nomura Real Estate Master Fund,
Inc. $ 51,547
4,300 Nomura Research Institute, Ltd. 100,567
6,800 NTT Data Corporation 89,396
6,900 Obayashi Corporation 52,802
800 OBIC Company, Ltd. 126,715
3,200 Odakyu Electric Railway Company,
Ltd. 41,633
8,600 Oji Holdings Corporation 34,050
13,200 Olympus Corporation 231,828
2,000 OMRON Corporation 117,054
3,900 Ono Pharmaceutical Company, Ltd. 81,269
800 Open House Company, Ltd. 30,000
400 Oracle Corporation Japan 28,888
11,000 Oriental Land Company, Ltd. 376,632
12,900 ORIX Corporation 212,695
4,000 Osaka Gas Company, Ltd. 65,711
1,200 Otsuka Corporation 42,618
4,200 Otsuka Holdings Company, Ltd. 133,348
4,100 Pan Pacific International Holdings
Company 79,320
23,800 Panasonic Holdings Corporation 212,941
1,900 Persol Holdings Company, Ltd. 38,256
9,400 Rakuten Group, Inc. 43,840
15,500 Recruit Holdings Company, Ltd. 426,390
12,700 Renesas Electronics Corporation
a
183,906
23,300 Resona Holdings, Inc. 112,402
5,900 Ricoh Company, Ltd. 44,257
900 Rohm Company, Ltd. 75,012
2,600 SBI Holdings, Inc. 51,636
1,700 SCSK Corporation 24,891
2,300 Secom Company, Ltd. 141,744
3,000 Seiko Epson Corporation 42,864
3,900 Sekisui Chemical Company, Ltd. 55,390
6,600 Sekisui House, Ltd. 134,516
8,100 Seven & I Holdings Company, Ltd. 365,910
3,100 SG Holdings Company, Ltd. 45,967
2,500 Sharp Corporation 17,676
2,600 Shimadzu Corporation 81,621
800 Shimano, Inc. 138,709
5,800 Shimizu Corporation 32,870
20,000 Shin-Etsu Chemical Company, Ltd. 649,221
2,900 Shionogi & Company, Ltd. 130,806
4,300 Shiseido Company, Ltd. 201,598
4,700 Shizuoka Financial Group, Inc. 33,750
600 SMC Corporation 318,070
31,000 SoftBank Corporation 357,858
13,000 SoftBank Group Corporation 511,076
3,400 Sompo Holdings, Inc. 134,725
13,600 Sony Group Corporation 1,238,734
900 Square Enix Holdings Company,
Ltd. 43,250
6,600 Subaru Corporation 105,360
3,800 Sumco Corporation 57,167
16,100 Sumitomo Chemical Company, Ltd. 54,208
12,100 Sumitomo Corporation 214,356
7,700 Sumitomo Electric Industries, Ltd. 98,921
2,700 Sumitomo Metal Mining Company,
Ltd. 103,313
14,100 Sumitomo Mitsui Financial Group,
Inc. 564,248
3,600 Sumitomo Mitsui Trust Holdings,
Inc. 123,682
3,300 Sumitomo Realty & Development
Company, Ltd. 74,519
1,500 Suntory Beverage and Food, Ltd. 55,873
Shares Common Stock (97.4%) Value
Japan (21.1%) - continued
4,000 Suzuki Motor Corporation $ 145,670
1,800 Sysmex Corporation 118,137
5,700 T&D Holdings, Inc. 70,645
1,900 Taisei Corporation 58,784
16,200 Takeda Pharmaceutical Company,
Ltd. 532,066
4,200 TDK Corporation 150,764
7,000 Terumo Corporation 189,317
2,400 TIS, Inc. 63,469
2,000 Tobu Railway Company, Ltd. 47,882
1,200 Toho Company, Ltd. 46,007
19,800 Tokio Marine Holdings, Inc. 381,050
16,500 Tokyo Electric Power Company
Holdings, Inc.
a
58,942
4,800 Tokyo Electron, Ltd. 586,397
4,200 Tokyo Gas Company, Ltd. 78,931
5,700 Tokyu Corporation 75,879
2,800 Toppan, Inc. 56,427
14,900 Toray Industries, Inc. 85,239
4,200 Toshiba Corporation 141,034
2,800 Tosoh Corporation 38,051
1,500 TOTO, Ltd. 50,256
1,600 Toyota Industries Corporation 89,138
114,300 Toyota Motor Corporation 1,627,107
2,300 Toyota Tsusho Corporation 98,066
1,400 Trend Micro, Inc. 68,685
4,300 Unicharm Corporation 176,755
2,200 USS Company, Ltd. 38,169
1,000 Welcia Holdings Company, Ltd. 21,408
2,400 West Japan Railway Company 98,860
1,375 Yakult Honsha Company, Ltd. 99,908
1,500 Yamaha Corporation 57,936
3,200 Yamaha Motor Company, Ltd. 83,747
3,100 Yamato Holdings Company, Ltd. 53,212
2,600 Yaskawa Electric Corporation 114,036
2,500 Yokogawa Electric Corporation 40,709
28,800 Z Holdings Corporation 81,661
1,300 ZOZO, Inc. 29,733
Total 35,802,410
Jersey (0.3%)
9,929 Experian plc 326,938
11,554 WPP plc 137,271
Total 464,209
Luxembourg (0.2%)
5,676 ArcelorMittal SA 171,963
10,570 Aroundtown SA 15,110
1,453 Eurofins Scientific SE 97,293
5,089 Tenaris SA 72,107
Total 356,473
Netherlands (5.9%)
4,353 ABN AMRO Group NV
b
69,028
234 Adyen NV
a,b
372,864
19,325 Aegon NV 82,966
1,788 AerCap Holdings NV
a
100,539
6,371 Airbus SE 850,962
1,957 Akzo Nobel NV 153,067
596 Argenx SE
a
221,329
505 ASM International NV 204,981
4,345 ASML Holding NV 2,960,905
11,029 CNH Industrial NV 168,757
923 Euronext NV
b
70,679
1,169 EXOR NV
a
96,396

International Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.4%) Value
Netherlands (5.9%) - continued
1,359 Ferrari NV $ 368,269
1,242 Heineken Holding NV 113,951
2,794 Heineken NV 300,219
614 IMCD NV 100,399
40,164 ING Groep NV 476,963
1,064 JDE Peet's BV 30,948
1,978 Just Eat Takeaway.com NV
a,b
37,746
35,602 Koninklijke (Royal) KPN NV 125,802
11,271 Koninklijke Ahold Delhaize NV 385,077
1,884 Koninklijke DSM NV 222,962
9,585 Koninklijke Philips NV 176,047
3,007 NN Group NV 109,184
1,115 OCI NV 37,798
8,639 Prosus NV 676,472
2,454 QIAGEN NV
a
111,772
1,289 Randstad Holding NV 76,522
24,243 Stellantis NV 440,892
7,366 STMicroelectronics NV 392,489
7,818 Universal Music Group NV 197,990
2,777 Wolters Kluwer NV 350,561
Total 10,084,536
New Zealand (0.3%)
13,493 Auckland International Airport, Ltd.
a
73,429
1,746 EBOS Group, Ltd. 50,878
6,225 Fisher & Paykel Healthcare
Corporation, Ltd. 104,063
7,469 Mercury NZ, Ltd. 29,543
13,910 Meridian Energy, Ltd. 45,761
20,188 Spark New Zealand, Ltd. 63,960
1,457 Xero, Ltd.
a
88,369
Total 456,003
Norway (0.6%)
3,141 Adevinta ASA
a
22,298
3,406 Aker BP ASA 83,532
10,026 DNB Bank ASA 179,423
10,267 Equinor ASA 291,875
2,116 Gjensidige Forsikring ASA 34,601
956 Kongsberg Gruppen ASA 38,644
4,459 Mowi ASA 82,474
14,494 Norsk Hydro ASA 108,175
8,095 Orkla ASA 57,414
704 SalMar ASA 30,666
7,542 Telenor ASA 88,431
1,784 Yara International ASA 77,534
Total 1,095,067
Portugal (0.2%)
31,553 EDP - Energias de Portugal SA 171,930
5,402 Galp Energia SGPS SA 61,125
3,052 Jeronimo Martins SGPS SA 71,640
Total 304,695
Singapore (1.2%)
57,229 CapitaLand Integrated Commercial
Trust 85,353
28,000 Capitaland Investment, Ltd. 77,687
36,254 Capland Ascendas REIT 78,171
4,400 City Developments, Ltd. 24,416
19,500 DBS Group Holdings, Ltd. 484,804
65,200 Genting Singapore, Ltd. 55,029
1,100 Jardine Cycle & Carriage, Ltd. 25,904
15,700 Keppel Corporation, Ltd. 66,611
36,323 Mapletree Logistics Trust 46,855
Shares Common Stock (97.4%) Value
Singapore (1.2%) - continued
25,400 Mapletree Pan Asia Commercial
Trust $ 34,438
36,463 Oversea-Chinese Banking
Corporation, Ltd. 339,900
488,709 Sembcorp Marine, Ltd.
a
43,862
14,400 Singapore Airlines, Ltd. 62,114
9,100 Singapore Exchange, Ltd. 64,442
16,500 Singapore Technologies
Engineering, Ltd. 45,422
89,000 Singapore Telecommunications,
Ltd. 164,906
12,700 United Overseas Bank, Ltd. 284,849
4,900 United Overseas Land, Ltd. 25,584
3,000 Venture Corporation, Ltd. 39,928
20,700 Wilmar International, Ltd. 65,580
Total 2,115,855
Spain (2.6%)
266 Acciona SA 53,370
2,330 ACS Actividades de Construccion y
Servicios SA 74,210
808 Aena SA
a,b
130,661
4,855 Amadeus IT Holding SA
a
325,692
64,991 Banco Bilbao Vizcaya Argentaria
SA
c
464,646
181,006 Banco Santander SA 674,518
47,782 CaixaBank SA 186,444
6,091 Cellnex Telecom SA
b
236,866
697 Corp ACCIONA Energias
Renovables SA 27,031
2,724 EDP Renovaveis SA 62,396
2,682 Enagas SA 51,537
3,423 Endesa SA 74,347
5,252 Ferrovial SA 154,659
3,215 Grifols SA
a
31,823
66,226 Iberdrola SA 825,034
11,757 Industria de Diseno Textil SA 394,981
1,568 Naturgy Energy Group SA 47,203
4,374 Red Electrica Corporacion SA 76,967
14,845 Repsol SA 228,285
56,020 Telefonica SA 241,269
Total 4,361,939
Supranational (<0.1%)
1,271 Unibail-Rodamco-Westfield
a
68,388
Total 68,388
Sweden (3.1%)
1,405 AB Industrivarden, Class A 37,974
1,660 AB Industrivarden, Class C 44,761
3,122 Alfa Laval AB 111,478
10,803 Assa Abloy AB 258,759
28,950 Atlas Copco AB, Class A 366,749
16,823 Atlas Copco AB, Class B 193,511
2,948 Boliden AB 115,810
2,370 Electrolux AB 28,806
6,938 Embracer Group AB
a
32,520
7,103 Epiroc AB, Class A 140,995
4,203 Epiroc AB, Class B 71,663
3,832 EQT AB 78,278
6,564 Essity Aktiebolag 187,493
1,971 Evolution Gaming Group AB
b
264,071
6,800 Fastighets AB Balder
a
27,938
2,465 Getinge AB 60,117
7,871 Hennes & Mauritz AB 112,536

International Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.4%) Value
Sweden (3.1%) - continued
20,978 Hexagon AB $ 241,445
993 Holmen AB 38,282
4,522 Husqvarna AB 39,250
2,945 Indutrade AB 62,672
1,566 Investment AB Latour 31,881
5,375 Investor AB, Class A 109,677
19,636 Investor AB, Class B 391,161
2,568 Kinnevik AB
a
38,399
804 L E Lundbergforetagen AB 36,411
2,512 Lifco AB 54,165
16,334 NIBE Industrier AB 186,193
2,055 Sagax AB 47,369
11,492 Sandvik AB 243,927
5,303 Securitas AB 47,173
17,416 Skandinaviska Enskilda Banken
AB
a,c
192,242
3,667 Skanska AB 56,166
4,132 SKF AB 81,388
6,530 Svenska Cellulosa AB SCA 86,004
15,720 Svenska Handelsbanken AB 136,149
9,760 Swedbank AB 160,499
1,836 Swedish Orphan Biovitrum AB
a
42,780
6,118 Tele2 AB 60,893
31,458 Telefonaktiebolaget LM Ericsson 184,401
28,650 Telia Company AB 72,750
2,119 Volvo AB, Class A 45,579
16,264 Volvo AB, Class B
c
335,147
6,423 Volvo Car AB
a
28,099
Total 5,183,561
Switzerland (10.1%)
16,940 ABB, Ltd. 582,762
1,724 Adecco SA 62,797
5,386 Alcon, Inc. 382,339
358 Bachem Holding AG 36,001
494 Baloise Holding AG 76,924
319 Banque Cantonale Vaudoise 30,103
38 Barry Callebaut AG 80,514
223 BKW FMB Energie 35,062
1 Chocoladefabriken Lindt and
Spruengli AG 118,436
2,283 Clariant AG 37,874
2,173 Coca-Cola HBC AG 59,486
5,626 Compagnie Financiere Richemont
SA 902,164
38,821 Credit Suisse Group AG 34,862
76 EMS-CHEMIE Holding AG 62,824
387 Geberit AG 216,119
100 Givaudan SA 325,479
111,012 Glencore Xstrata plc 638,784
5,974 Holcim, Ltd. 385,271
2,304 Julius Baer Group, Ltd. 157,383
586 Kuehne & Nagel International AG 174,531
11 Lindt & Spruengli AG 129,917
1,866 Logitech International SA 108,912
803 Lonza Group AG 483,406
29,639 Nestle SA 3,613,900
23,316 Novartis AG 2,140,841
245 Partners Group Holding AG 230,722
287 Roche Holding AG, Bearer Shares 86,241
7,572 Roche Holding AG, Participation
Certificates 2,163,643
253 Schindler Holding AG 53,539
439 Schindler Holding AG, Participation
Certificates 97,273
Shares Common Stock (97.4%) Value
Switzerland (10.1%) - continued
69 SGS SA $ 152,197
3,296 SIG Group AG 84,915
1,574 Sika AG 441,500
560 Sonova Holding AG 165,194
1,203 Straumann Holding AG 180,431
312 Swatch Group AG, Bearer Shares 106,870
557 Swatch Group AG, Registered
Shares 35,317
332 Swiss Life Holding AG 204,879
827 Swiss Prime Site AG 68,771
3,251 Swiss Re AG 333,987
279 Swisscom AG 178,050
686 Temenos AG 47,736
36,088 UBS Group AG 763,651
291 VAT Group AG
b
105,134
1,622 Zurich Insurance Group AG 777,260
Total 17,154,001
United Kingdom (13.7%)
10,490 3i Group plc 218,647
21,860 ABRDN plc 55,019
1,958 Admiral Group plc 49,167
13,695 Anglo American plc 455,514
4,250 Antofagasta plc 83,246
4,733 Ashtead Group plc 290,628
3,835 Associated British Foods plc 92,032
16,700 AstraZeneca plc 2,313,845
9,964 Auto Trader Group plc
b
76,002
30,211 Aviva PLC 150,907
33,293 BAE Systems plc 402,714
170,882 Barclays plc 307,570
10,819 Barratt Developments plc 62,261
1,171 Berkeley Group Holdings plc 60,667
195,587 BP plc 1,236,206
22,920 British American Tobacco plc 803,443
9,492 British Land Company plc 45,530
74,919 BT Group plc 134,953
3,639 Bunzl plc 137,454
4,148 Burberry Group plc 132,818
2,216 Coca-Cola European Partners plc 131,165
18,934 Compass Group plc 475,838
1,505 Croda International plc 120,961
24,502 Diageo plc 1,093,510
43,837 GSK plc 774,566
54,740 Haleon plc 217,450
4,092 Halma plc 112,965
3,764 Hargreaves Lansdown plc 37,288
1,757 Hikma Pharmaceuticals plc 36,418
215,213 HSBC Holdings plc 1,462,688
9,650 Imperial Brands plc 221,907
15,342 Informa plc 131,503
1,890 InterContinental Hotels Group plc 123,729
1,739 Intertek Group plc 87,097
18,955 J Sainsbury plc 65,227
27,797 JD Sports Fashion plc 61,215
1,977 Johnson Matthey plc 48,469
21,050 Kingfisher plc 68,044
7,592 Land Securities Group plc 58,280
64,375 Legal & General Group plc 190,395
725,110 Lloyds TSB Group plc 426,325
4,072 London Stock Exchange Group plc 395,510
24,039 M&G plc 58,920
43,698 Melrose Industries plc 89,998
5,233 Mondi plc 83,084
39,449 National Grid plc 533,624

International Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.4%) Value
United Kingdom (13.7%) - continued
57,280 NatWest Group plc $ 186,905
1,393 Next plc 113,222
6,228 Ocado Group plc
a
41,238
7,008 Pearson plc 73,338
3,442 Persimmon plc 53,446
8,085 Phoenix Group Holdings plc 54,625
29,631 Prudential plc 405,695
7,713 Reckitt Benckiser Group plc 586,783
20,643 RELX plc 668,560
27,160 Rentokil Initial plc 198,499
12,120 Rio Tinto plc 822,677
90,184 Rolls-Royce Holdings plc
a
166,105
10,989 Sage Group plc 105,455
9,556 Schroders plc 54,492
13,034 SEGRO plc 124,158
2,711 Severn Trent plc 96,302
76,067 Shell plc 2,167,791
9,384 Smith & Nephew plc 130,442
3,834 Smiths Group plc 81,314
793 Spirax-Sarco Engineering plc 116,430
11,650 SSE plc 259,955
5,865 St. James's Place plc 88,007
26,453 Standard Chartered plc 200,488
38,067 Taylor Wimpey plc 56,003
79,776 Tesco plc 261,539
27,321 Unilever plc 1,415,740
7,349 United Utilities Group plc 96,179
280,891 Vodafone Group plc 309,848
2,177 Whitbread plc 80,421
Total 23,230,456
Total Common Stock
(cost $137,572,710) 164,928,404
Shares
Collateral Held for Securities
Loaned ( 0.6% )
1,026,080 Thrivent Cash Management Trust 1,026,080
Total Collateral Held for
Securities Loaned
(cost $1,026,080) 1,026,080
Shares Preferred Stock ( 0.3% )
Germany (0.3%)
640 Bayerische Motoren Werke AG 65,420
1,920 Henkel AG & Company KGaA 150,210
2,000 Volkswagen AG 272,946
Total 488,576
Total Preferred Stock
(cost $498,946) 488,576
Shares or
Principal
Amount Short-Term Investments ( 1.7% )
Federal Home Loan Bank Discount
Notes
100,000 4.575%,  4/4/2023
d,e
99,987
100,000 4.660%,  6/23/2023
d,e
98,950
Shares or
Principal
Amount Short-Term Investments (1.7%) Value
Thrivent Core Short-Term Reserve
Fund
259,680 5.190% $ 2,596,800
Total Short-Term Investments
(cost $2,795,687) 2,795,737
Total Investments (cost
$141,893,423) 100.0% $169,238,797
Other Assets and Liabilities,
Net 0.0% 73,261
Total Net Assets 100.0% $169,312,058
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $2,515,702 or 1.5% of
total net assets.
c All or a portion of the security is on loan.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Index
Portfolio as of March 31, 2023:
Securities Lending Transactions
Common Stock $ 977,829
Total lending $977,829
Gross amount payable upon return of
collateral for securities loaned $1,026,080
Net amounts due to counterparty $48,251
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,465,995 337,112 7,128,883 –
Consumer Discretionary 19,915,309 – 19,915,309 –
Consumer Staples 17,072,993 131,165 16,941,828 –
Energy 7,392,292 – 7,392,292 –
Financials 29,910,586 32,717 29,877,869 –
Health Care 21,783,699 105,934 21,677,765 –
Industrials 25,946,783 142,797 25,803,986 –
Information Technology 13,101,994 267,069 12,834,925 –
Materials 12,755,016 – 12,755,016 –
Real Estate 3,940,686 – 3,940,686 –
Utilities 5,643,051 – 5,643,051 –
Preferred Stock
Consumer Discretionary 338,366 – 338,366 –
Consumer Staples 150,210 – 150,210 –
Short-Term Investments 198,937 – 198,937 –
Subtotal Investments in Securities $165,615,917 $1,016,794 $164,599,123 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,596,800
Collateral Held for Securities Loaned 1,026,080
Subtotal Other Investments $3,622,880
Total Investments at Value $169,238,797
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 95,986 95,986 – –
Total Asset Derivatives $95,986 $95,986 $– $–
The following table presents International Index Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling $198,937 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 32 June 2023 $ 3,258,414 $ 95,986
Total Futures Long Contracts $ 3,258,414 $ 95,986
Total Futures Contracts $ 3,258,414 $95,986

International Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $2,215 $3,727 $3,345 $2,597 260 1.6%
Total Affiliated Short-Term Investments 2,215 2,597 1.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 15 1,073 62 1,026 1,026 0.6
Total Collateral Held for Securities Loaned 15 1,026 0.6
Total Value $2,230 $3,623
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $33
Total Income/Non Income Cash from Affiliated
Investments $33
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96 .3% ) Value
Communications Services (10.3%)
1,077,973 Alphabet, Inc., Class C
a
$ 112,109,192
263,749 Meta Platforms, Inc.
a
55,898,963
108,656 Netflix, Inc.
a
37,538,475
Total 205,546,630
Consumer Discretionary (14.8%)
1,011,794 Amazon.com, Inc.
a
104,508,202
11,090 Chipotle Mexican Grill, Inc.
a
18,944,936
51,107 Domino's Pizza, Inc. 16,858,666
130,948 Home Depot, Inc. 38,645,374
282,011 NIKE, Inc. 34,585,829
34,330 O'Reilly Automotive, Inc.
a
29,145,484
246,180 Tesla, Inc.
a
51,072,503
Total 293,760,994
Consumer Staples (3.9%)
178,331 BJ's Wholesale Club Holdings,
Inc.
a
13,565,639
281,218 Philip Morris International, Inc. 27,348,450
382,407 US Foods Holding Corporation
a
14,126,115
154,593 Walmart, Inc. 22,794,738
Total 77,834,942
Energy (2.2%)
653,424 Halliburton Company 20,674,335
109,190 Pioneer Natural Resources
Company 22,300,966
Total 42,975,301
Financials (11.8%)
164,856 American Express Company 27,192,997
264,988 Charles Schwab Corporation 13,880,071
214,524 Intercontinental Exchange, Inc. 22,372,708
197,200 J.P. Morgan Chase & Company 25,697,132
176,049 Mastercard, Inc. 63,977,967
480,379 PayPal Holdings, Inc.
a
36,479,981
115,429 Raymond James Financial, Inc. 10,766,063
101,306 S&P Global, Inc. 34,927,270
Total 235,294,189
Health Care (13.3%)
58,886 Amgen, Inc. 14,235,690
255,990 AstraZeneca plc ADR 17,768,266
168,984 Danaher Corporation 42,590,727
187,021 Dexcom, Inc.
a
21,728,100
57,339 Elevance Health, Inc. 26,365,046
122,296 Intuitive Surgical, Inc.
a
31,242,959
70,787 Laboratory Corporation of America
Holdings 16,239,954
225,418 Medtronic plc 18,173,199
68,535 Molina Healthcare, Inc.
a
18,332,427
81,746 Novo Nordisk AS ADR 13,009,058
21,143 Regeneron Pharmaceuticals, Inc.
a
17,372,569
167,479 Zoetis, Inc. 27,875,205
Total 264,933,200
Industrials (4.4%)
59,066 Northrop Grumman Corporation 27,271,954
83,059 Parker-Hannifin Corporation 27,916,960
1,042,953 Uber Technologies, Inc.
a
33,061,610
Total 88,250,524
Information Technology (33.3%)
122,204 Adobe, Inc.
a
47,093,755
Shares Common Stock (96.3%) Value
Information Technology (33.3%) - continued
200,066 Advanced Micro Devices, Inc.
a
$ 19,608,469
600,838 Apple, Inc. 99,078,186
219,612 Applied Materials, Inc. 26,974,942
538,796 Cisco Systems, Inc. 28,165,561
364,159 Fortinet, Inc.
a
24,202,007
675,889 Microsoft Corporation 194,858,799
331,802 NVIDIA Corporation 92,164,642
294,508 QUALCOMM, Inc. 37,573,331
206,245 Salesforce, Inc.
a
41,203,626
107,963 ServiceNow, Inc.
a
50,172,565
Total 661,095,883
Materials (0.8%)
105,379 Nucor Corporation 16,277,894
Total 16,277,894
Real Estate (1.1%)
80,559 SBA Communications Corporation 21,031,538
Total 21,031,538
Utilities (0.4%)
77,016 Entergy Corporation 8,297,704
Total 8,297,704
Total Common Stock
(cost $1,354,090,242) 1,915,298,799
Shares
Registered Investment
Companies ( 0 .7% ) Value
Unaffiliated  (0.7%)
166,308 Materials Select Sector SPDR
Fund 13,414,403
Total 13,414,403
Total Registered Investment
Companies (cost $13,532,831) 13,414,403
Shares Short-Term Investments ( 3 .0% ) Value
Thrivent Core Short-Term Reserve
Fund
6,037,687 5.190% 60,376,870
Total Short-Term Investments
(cost $60,376,870) 60,376,870
Total Investments (cost
$1,427,999,943) 100.0% $ 1,989,090,072
Other Assets and Liabilities, Net
(<0.1%) (247,860)
Total Net Assets 100.0% $ 1,988,842,212
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 205,546,630 205,546,630 – –
Consumer Discretionary 293,760,994 293,760,994 – –
Consumer Staples 77,834,942 77,834,942 – –
Energy 42,975,301 42,975,301 – –
Financials 235,294,189 235,294,189 – –
Health Care 264,933,200 264,933,200 – –
Industrials 88,250,524 88,250,524 – –
Information Technology 661,095,883 661,095,883 – –
Materials 16,277,894 16,277,894 – –
Real Estate 21,031,538 21,031,538 – –
Utilities 8,297,704 8,297,704 – –
Registered Investment Companies
Unaffiliated 13,414,403 13,414,403 – –
Subtotal Investments in Securities $ 1,928,713,202 $ 1,928,713,202 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 60,376,870
Subtotal Other Investments $ 60,376,870
Total Investments at Value $ 1,989,090,072
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $ 52,095 $ 86,074 $ 77,792 $ 60,377 6,038 3.0%
Total Affiliated Short-Term Investments 52,095 60,377 3.0
Total Value $ 52,095 $ 60,377
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $ 768
Total Income/Non Income Cash from Affiliated
Investments $ 768
Total Value $– $– $ –

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.1% ) Value
Communications Services (8.0%)
30,573 Activision Blizzard, Inc. $ 2,616,743
255,677 Alphabet, Inc., Class A
a
26,521,375
222,887 Alphabet, Inc., Class C
a
23,180,248
305,988 AT&T, Inc. 5,890,269
4,522 Charter Communications, Inc.
a
1,617,112
180,580 Comcast Corporation 6,845,788
10,790 DISH Network Corporation
a
100,671
11,183 Electronic Arts, Inc. 1,346,992
12,746 Fox Corporation, Class A 434,001
5,917 Fox Corporation, Class B 185,261
16,678 Interpublic Group of Companies,
Inc. 621,089
6,120 Live Nation Entertainment, Inc.
a
428,400
11,990 Match Group, Inc.
a
460,296
95,547 Meta Platforms, Inc.
a
20,250,231
19,118 Netflix, Inc.
a
6,604,887
16,414 News Corporation, Class A 283,470
5,060 News Corporation, Class B 88,196
8,702 Omnicom Group, Inc. 820,947
21,680 Paramount Global
b
483,681
6,806 Take-Two Interactive Software,
Inc.
a
811,956
25,426 T-Mobile US, Inc.
a
3,682,702
180,291 Verizon Communications, Inc. 7,011,517
78,420 Walt Disney Company
a
7,852,194
94,863 Warner Bros. Discovery, Inc.
a
1,432,431
Total 119,570,457
Consumer Discretionary (10.0%)
2,544 Advance Auto Parts, Inc. 309,376
382,704 Amazon.com, Inc.
a
39,529,496
11,631 Aptiv plc
a
1,304,882
806 AutoZone, Inc.
a
1,981,269
9,805 Bath & Body Works, Inc. 358,667
8,454 Best Buy Company, Inc. 661,695
1,665 Booking Holdings, Inc.
a
4,416,263
10,051 BorgWarner, Inc. 493,605
9,211 Caesars Entertainment, Inc.
a
449,589
6,784 CarMax, Inc.
a
436,075
43,019 Carnival Corporation
a,b
436,643
1,186 Chipotle Mexican Grill, Inc.
a
2,026,032
13,414 D.R. Horton, Inc. 1,310,414
5,224 Darden Restaurants, Inc. 810,556
1,520 Domino's Pizza, Inc. 501,402
23,295 eBay, Inc. 1,033,599
5,395 Etsy, Inc.
a
600,625
6,346 Expedia Group, Inc.
a
615,752
168,076 Ford Motor Company 2,117,758
6,582 Garmin, Ltd. 664,255
59,868 General Motors Company 2,195,958
6,051 Genuine Parts Company 1,012,393
5,573 Hasbro, Inc. 299,214
11,438 Hilton Worldwide Holdings, Inc. 1,611,271
43,751 Home Depot, Inc. 12,911,795
14,108 Las Vegas Sands Corporation
a
810,505
10,884 Lennar Corporation 1,144,017
10,896 LKQ Corporation 618,457
25,958 Lowe's Companies, Inc. 5,190,821
11,550 Marriott International, Inc. 1,917,762
31,441 McDonald's Corporation 8,791,218
13,507 MGM Resorts International 599,981
2,264 Mohawk Industries, Inc.
a
226,898
16,157 Newell Brands, Inc. 200,993
53,473 NIKE, Inc. 6,557,929
Shares Common Stock (99.1%) Value
Consumer Discretionary (10.0%) - continued
18,090 Norwegian Cruise Line Holdings,
Ltd.
a
$ 243,310
130 NVR, Inc.
a
724,385
2,677 O'Reilly Automotive, Inc.
a
2,272,719
1,676 Pool Corporation 573,929
9,684 PulteGroup, Inc. 564,383
1,764 Ralph Lauren Corporation 205,806
14,783 Ross Stores, Inc. 1,568,920
9,423 Royal Caribbean Cruises, Ltd.
a
615,322
49,337 Starbucks Corporation 5,137,462
10,134 Tapestry, Inc. 436,877
115,453 Tesla, Inc.
a
23,951,879
49,603 TJX Companies, Inc. 3,886,891
4,742 Tractor Supply Company 1,114,560
2,184 Ulta Beauty, Inc.
a
1,191,743
14,181 VF Corporation 324,887
2,340 Whirlpool Corporation 308,927
4,427 Wynn Resorts, Ltd.
a
495,426
12,020 Yum! Brands, Inc. 1,587,602
Total 149,352,193
Consumer Staples (7.2%)
76,649 Altria Group, Inc. 3,420,078
23,484 Archer-Daniels-Midland Company 1,870,735
7,850 Brown-Forman Corporation 504,519
6,431 Bunge, Ltd. 614,289
8,613 Campbell Soup Company 473,543
10,469 Church & Dwight Company, Inc. 925,564
5,303 Clorox Company 839,147
167,077 Coca-Cola Company 10,363,786
35,854 Colgate-Palmolive Company 2,694,428
20,460 Conagra Brands, Inc. 768,478
6,970 Constellation Brands, Inc. 1,574,453
19,048 Costco Wholesale Corporation 9,464,380
9,598 Dollar General Corporation 2,019,995
8,925 Dollar Tree, Inc.
a
1,281,184
9,945 Estee Lauder Companies, Inc. 2,451,045
25,311 General Mills, Inc. 2,163,078
6,309 Hershey Company 1,605,073
12,432 Hormel Foods Corporation 495,788
4,578 J.M. Smucker Company 720,440
10,988 Kellogg Company 735,756
36,478 Keurig Dr. Pepper, Inc. 1,286,944
14,488 Kimberly-Clark Corporation 1,944,579
34,179 Kraft Heinz Company 1,321,702
27,963 Kroger Company 1,380,533
6,176 Lamb Weston Holdings, Inc. 645,515
10,763 McCormick & Company, Inc. 895,589
8,070 Molson Coors Beverage Company 417,058
58,523 Mondelez International, Inc. 4,080,224
32,700 Monster Beverage Corporation
a
1,766,127
59,122 PepsiCo, Inc. 10,777,941
66,548 Philip Morris International, Inc. 6,471,793
101,272 Procter & Gamble Company 15,058,134
21,790 Sysco Corporation 1,682,842
19,760 Target Corporation 3,272,849
12,261 Tyson Foods, Inc. 727,322
30,731 Walgreens Boots Alliance, Inc. 1,062,678
60,199 Walmart, Inc. 8,876,343
Total 106,653,932
Energy (4.6%)
13,802 APA Corporation 497,700
43,185 Baker Hughes Company 1,246,319
76,366 Chevron Corporation 12,459,877

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Energy (4.6%) - continued
52,537 ConocoPhillips $ 5,212,196
33,847 Coterra Energy, Inc. 830,605
28,062 Devon Energy Corporation 1,420,218
7,889 Diamondback Energy, Inc. 1,066,356
25,215 EOG Resources, Inc. 2,890,395
15,756 EQT Corporation 502,774
176,776 Exxon Mobil Corporation 19,385,256
38,810 Halliburton Company 1,227,948
11,911 Hess Corporation 1,576,302
84,921 Kinder Morgan, Inc. 1,486,967
27,262 Marathon Oil Corporation 653,198
19,489 Marathon Petroleum Corporation 2,627,702
31,214 Occidental Petroleum Corporation 1,948,690
19,187 ONEOK, Inc. 1,219,142
20,004 Phillips 66 2,028,006
10,200 Pioneer Natural Resources
Company 2,083,248
60,965 Schlumberger, Ltd. 2,993,381
9,718 Targa Resources Corporation 708,928
16,550 Valero Energy Corporation 2,310,380
52,286 Williams Companies, Inc. 1,561,260
Total 67,936,848
Financials (12.8%)
24,034 Aflac, Inc. 1,550,674
11,290 Allstate Corporation 1,251,045
25,557 American Express Company 4,215,627
31,894 American International Group, Inc. 1,606,182
4,520 Ameriprise Financial, Inc. 1,385,380
8,817 Aon plc 2,779,912
15,878 Arch Capital Group, Ltd.
a
1,077,640
9,105 Arthur J. Gallagher & Company 1,741,878
2,268 Assurant, Inc. 272,319
299,614 Bank of America Corporation 8,568,960
31,575 Bank of New York Mellon
Corporation 1,434,768
77,343 Berkshire Hathaway, Inc.
a
23,881,198
6,429 BlackRock, Inc. 4,301,772
10,090 Brown & Brown, Inc. 579,368
16,368 Capital One Financial Corporation 1,573,947
4,554 Cboe Global Markets, Inc. 611,329
65,478 Charles Schwab Corporation 3,429,738
17,817 Chubb, Ltd. 3,459,705
6,748 Cincinnati Financial Corporation 756,316
83,144 Citigroup, Inc. 3,898,622
21,141 Citizens Financial Group, Inc. 642,052
15,442 CME Group, Inc. 2,957,452
5,622 Comerica, Inc. 244,107
11,462 Discover Financial Services 1,132,904
1,681 Everest Re Group, Ltd. 601,832
1,642 FactSet Research Systems, Inc. 681,578
25,472 Fidelity National Information
Services, Inc. 1,383,894
29,336 Fifth Third Bancorp 781,511
7,975 First Republic Bank
b
111,570
27,260 Fiserv, Inc.
a
3,081,198
3,166 FLEETCOR Technologies, Inc.
a
667,551
12,243 Franklin Resources, Inc. 329,826
3,883 Global Life, Inc. 427,208
11,293 Global Payments, Inc. 1,188,475
14,537 Goldman Sachs Group, Inc. 4,755,198
13,526 Hartford Financial Services Group,
Inc. 942,627
61,947 Huntington Bancshares, Inc. 693,806
23,990 Intercontinental Exchange, Inc. 2,501,917
Shares Common Stock (99.1%) Value
Financials (12.8%) - continued
19,523 Invesco, Ltd. $ 320,177
125,915 J.P. Morgan Chase & Company 16,407,984
3,133 Jack Henry & Associates, Inc. 472,206
40,065 KeyCorp 501,614
6,610 Lincoln National Corporation 148,527
8,373 Loews Corporation 485,801
7,267 M&T Bank Corporation 868,915
1,616 MarketAxess Holdings, Inc. 632,325
21,249 Marsh & McLennan Companies,
Inc. 3,539,021
36,219 Mastercard, Inc. 13,162,347
28,292 MetLife, Inc. 1,639,238
6,763 Moody's Corporation 2,069,613
56,085 Morgan Stanley 4,924,263
3,432 MSCI, Inc. 1,920,856
14,552 Nasdaq, Inc. 795,558
8,947 Northern Trust Corporation 788,499
48,567 PayPal Holdings, Inc.
a
3,688,178
17,214 PNC Financial Services Group,
Inc. 2,187,899
9,768 Principal Financial Group, Inc. 725,958
25,108 Progressive Corporation 3,591,950
15,797 Prudential Financial, Inc. 1,307,044
8,320 Raymond James Financial, Inc. 776,006
40,094 Regions Financial Corporation 744,145
14,132 S&P Global, Inc. 4,872,290
14,983 State Street Corporation 1,134,063
18,761 Synchrony Financial 545,570
9,629 T. Rowe Price Group, Inc. 1,087,114
9,921 Travelers Companies, Inc. 1,700,559
56,958 Truist Financial Corporation 1,942,268
59,807 U.S. Bancorp 2,156,042
69,755 Visa, Inc. 15,726,962
8,744 W.R. Berkley Corporation 544,401
163,575 Wells Fargo & Company 6,114,434
4,583 Willis Towers Watson plc 1,064,998
6,423 Zions Bancorp NA 192,240
Total 190,280,151
Health Care (14.1%)
74,847 Abbott Laboratories 7,579,007
75,917 AbbVie, Inc. 12,098,892
12,701 Agilent Technologies, Inc. 1,757,056
3,118 Align Technology, Inc.
a
1,041,849
6,946 AmerisourceBergen Corporation 1,112,124
22,922 Amgen, Inc. 5,541,394
21,664 Baxter International, Inc. 878,692
12,187 Becton, Dickinson and Company 3,016,770
6,182 Biogen, Inc.
a
1,718,781
924 Bio-Rad Laboratories, Inc.
a
442,615
6,751 Bio-Techne Corporation 500,857
61,486 Boston Scientific Corporation
a
3,076,145
91,271 Bristol-Myers Squibb Company 6,325,993
11,060 Cardinal Health, Inc. 835,030
7,731 Catalent, Inc.
a
508,004
23,643 Centene Corporation
a
1,494,474
2,184 Charles River Laboratories
International, Inc.
a
440,775
12,821 Cigna Group 3,276,150
2,119 Cooper Companies, Inc. 791,150
55,124 CVS Health Corporation 4,096,264
28,138 Danaher Corporation 7,091,902
2,359 DaVita, Inc.
a
191,339
9,226 Dentsply Sirona, Inc. 362,397
16,588 Dexcom, Inc.
a
1,927,194

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Health Care (14.1%) - continued
26,540 Edwards Lifesciences Corporation
a
$ 2,195,654
10,252 Elevance Health, Inc. 4,713,972
33,855 Eli Lilly and Company 11,626,484
15,587 GE HealthCare Technologies, Inc.
a
1,278,602
53,531 Gilead Sciences, Inc. 4,441,467
9,102 HCA Healthcare, Inc. 2,400,015
5,819 Henry Schein, Inc.
a
474,481
10,584 Hologic, Inc.
a
854,129
5,365 Humana, Inc. 2,604,493
3,555 IDEXX Laboratories, Inc.
a
1,777,784
6,753 Illumina, Inc.
a
1,570,410
7,944 Incyte Corporation
a
574,113
2,981 Insulet Corporation
a
950,820
15,041 Intuitive Surgical, Inc.
a
3,842,524
7,972 IQVIA Holding, Inc.
a
1,585,551
112,233 Johnson & Johnson 17,396,115
3,803 Laboratory Corporation of America
Holdings 872,484
5,878 McKesson Corporation 2,092,862
57,101 Medtronic plc 4,603,483
108,838 Merck & Company, Inc. 11,579,275
949 Mettler-Toledo International, Inc.
a
1,452,169
14,183 Moderna, Inc.
a
2,178,225
2,507 Molina Healthcare, Inc.
a
670,597
10,919 Organon & Company 256,815
5,422 PerkinElmer, Inc. 722,536
240,966 Pfizer, Inc. 9,831,413
4,765 Quest Diagnostics, Inc. 674,152
4,615 Regeneron Pharmaceuticals, Inc.
a
3,792,007
6,306 ResMed, Inc. 1,380,951
4,262 STERIS plc 815,235
14,473 Stryker Corporation 4,131,607
2,014 Teleflex, Inc. 510,166
16,836 Thermo Fisher Scientific, Inc. 9,703,765
40,109 UnitedHealth Group, Inc. 18,955,112
2,754 Universal Health Services, Inc. 350,033
11,036 Vertex Pharmaceuticals, Inc.
a
3,477,113
52,058 Viatris, Inc. 500,798
2,550 Waters Corporation
a
789,557
3,178 West Pharmaceutical Services,
Inc. 1,101,082
9,008 Zimmer Biomet Holdings, Inc. 1,163,834
20,007 Zoetis, Inc. 3,329,965
Total 209,326,704
Industrials (8.6%)
23,632 3M Company 2,483,960
5,446 A.O. Smith Corporation 376,591
5,475 Alaska Air Group, Inc.
a
229,731
3,771 Allegion plc 402,479
27,930 American Airlines Group, Inc.
a
411,967
9,858 AMETEK, Inc. 1,432,663
17,787 Automatic Data Processing, Inc. 3,959,920
24,140 Boeing Company
a
5,128,060
5,052 Broadridge Financial Solutions,
Inc. 740,472
5,053 C.H. Robinson Worldwide, Inc. 502,117
35,810 Carrier Global Corporation 1,638,307
22,340 Caterpillar, Inc. 5,112,286
3,708 Cintas Corporation 1,715,617
18,402 Copart, Inc.
a
1,384,014
17,458 CoStar Group, Inc.
a
1,201,983
90,251 CSX Corporation 2,702,115
6,066 Cummins, Inc. 1,449,046
11,608 Deere & Company 4,792,711
Shares Common Stock (99.1%) Value
Industrials (8.6%) - continued
27,527 Delta Air Lines, Inc.
a
$ 961,243
5,998 Dover Corporation 911,336
17,072 Eaton Corporation plc 2,925,116
24,529 Emerson Electric Company 2,137,457
5,259 Equifax, Inc. 1,066,736
6,831 Expeditors International of
Washington, Inc. 752,230
24,505 Fastenal Company 1,321,800
9,968 FedEx Corporation 2,277,588
15,149 Fortive Corporation 1,032,707
2,720 Generac Holdings, Inc.
a
293,787
9,660 General Dynamics Corporation 2,204,509
46,760 General Electric Company 4,470,256
28,682 Honeywell International, Inc. 5,481,704
15,806 Howmet Aerospace, Inc. 669,700
1,711 Huntington Ingalls Industries, Inc. 354,211
3,238 IDEX Corporation 748,075
11,917 Illinois Tool Works, Inc. 2,901,194
17,382 Ingersoll - Rand, Inc. 1,011,285
5,440 Jacobs Solutions, Inc. 639,254
3,563 JB Hunt Transport Services, Inc. 625,164
29,501 Johnson Controls International plc 1,776,550
8,174 L3Harris Technologies, Inc. 1,604,066
5,868 Leidos Holdings, Inc. 540,208
9,754 Lockheed Martin Corporation 4,611,008
9,667 Masco Corporation 480,643
2,307 Nordson Corporation 512,754
9,778 Norfolk Southern Corporation 2,072,936
6,176 Northrop Grumman Corporation 2,851,583
3,889 Old Dominion Freight Line, Inc. 1,325,527
17,809 Otis Worldwide Corporation 1,503,080
22,408 PACCAR, Inc. 1,640,266
5,506 Parker-Hannifin Corporation 1,850,622
13,772 Paychex, Inc. 1,578,133
7,061 Pentair plc 390,261
6,134 Quanta Services, Inc. 1,022,170
62,887 Raytheon Technologies
Corporation 6,158,524
8,817 Republic Services, Inc. 1,192,235
4,623 Robert Half International, Inc. 372,475
4,927 Rockwell Automation, Inc. 1,445,828
9,936 Rollins, Inc. 372,898
2,280 Snap-On, Inc. 562,909
25,511 Southwest Airlines Company 830,128
6,351 Stanley Black & Decker, Inc. 511,764
8,962 Textron, Inc. 632,986
9,834 Trane Technologies plc 1,809,259
2,227 TransDigm Group, Inc. 1,641,410
26,266 Union Pacific Corporation 5,286,295
14,034 United Airlines Holdings, Inc.
a
621,005
31,329 United Parcel Service, Inc. 6,077,513
2,977 United Rentals, Inc. 1,178,178
6,713 Verisk Analytics, Inc. 1,287,956
1,930 W.W. Grainger, Inc. 1,329,403
7,807 Wabtec Corporation 788,975
15,944 Waste Management, Inc. 2,601,582
7,738 Xylem, Inc. 810,169
Total 127,720,690
Information Technology (25.9%)
27,033 Accenture plc 7,726,302
19,652 Adobe, Inc.
a
7,573,291
69,215 Advanced Micro Devices, Inc.
a
6,783,762
6,750 Akamai Technologies, Inc.
a
528,525
25,525 Amphenol Corporation 2,085,903

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Information Technology (25.9%) - continued
21,758 Analog Devices, Inc. $ 4,291,113
3,740 ANSYS, Inc.
a
1,244,672
638,446 Apple, Inc. 105,279,745
36,191 Applied Materials, Inc. 4,445,341
10,625 Arista Networks, Inc.
a
1,783,512
9,262 Autodesk, Inc.
a
1,927,978
17,939 Broadcom, Inc. 11,508,586
11,776 Cadence Design Systems, Inc.
a
2,474,020
5,812 CDW Corporation 1,132,701
6,605 Ceridian HCM Holding, Inc.
a
483,618
176,351 Cisco Systems, Inc. 9,218,749
21,850 Cognizant Technology Solutions
Corporation 1,331,320
32,678 Corning, Inc. 1,152,880
9,774 DXC Technology Company
a
249,823
5,835 Enphase Energy, Inc.
a
1,226,984
2,469 EPAM Systems, Inc.
a
738,231
2,581 F5, Inc.
a
376,026
1,080 Fair Isaac Corporation
a
758,905
4,256 First Solar, Inc.
a
925,680
27,835 Fortinet, Inc.
a
1,849,914
3,392 Gartner, Inc.
a
1,105,012
24,418 Gen Digital, Inc. 419,013
55,025 Hewlett Packard Enterprise
Company 876,548
37,102 HP, Inc. 1,088,944
177,591 Intel Corporation 5,801,898
38,812 International Business Machines
Corporation 5,087,865
12,059 Intuit, Inc. 5,376,264
13,907 Juniper Networks, Inc. 478,679
7,656 Keysight Technologies, Inc.
a
1,236,291
5,945 KLA-Tencor Corporation 2,373,066
5,792 Lam Research Corporation 3,070,455
23,516 Microchip Technology, Inc. 1,970,170
46,842 Micron Technology, Inc. 2,826,446
319,544 Microsoft Corporation 92,124,535
1,921 Monolithic Power Systems, Inc. 961,537
7,178 Motorola Solutions, Inc. 2,053,841
9,254 NetApp, Inc. 590,868
105,602 NVIDIA Corporation 29,333,068
11,124 NXP Semiconductors NV 2,074,348
18,543 ON Semiconductor Corporation
a
1,526,460
65,974 Oracle Corporation 6,130,304
2,070 Paycom Software, Inc.
a
629,301
4,569 PTC, Inc.
a
585,883
4,288 Qorvo, Inc.
a
435,532
47,864 QUALCOMM, Inc. 6,106,489
4,553 Roper Industries, Inc. 2,006,462
42,928 Salesforce, Inc.
a
8,576,156
8,243 Seagate Technology Holdings plc 545,027
8,714 ServiceNow, Inc.
a
4,049,570
6,824 Skyworks Solutions, Inc. 805,095
2,399 SolarEdge Technologies, Inc.
a
729,176
6,543 Synopsys, Inc.
a
2,527,234
13,585 TE Connectivity, Ltd. 1,781,673
2,012 Teledyne Technologies, Inc.
a
900,088
6,686 Teradyne, Inc. 718,812
38,901 Texas Instruments, Inc. 7,235,975
10,587 Trimble, Inc.
a
554,971
1,788 Tyler Technologies, Inc.
a
634,096
3,933 VeriSign, Inc.
a
831,161
13,708 Western Digital Corporation
a
516,380
Shares Common Stock (99.1%) Value
Information Technology (25.9%) - continued
2,216 Zebra Technologies Corporation
a
$ 704,688
Total 384,476,962
Materials (2.6%)
9,533 Air Products and Chemicals, Inc. 2,737,973
5,029 Albemarle Corporation 1,111,610
63,781 Amcor plc 725,828
3,476 Avery Dennison Corporation 621,961
13,476 Ball Corporation 742,662
4,282 Celanese Corporation 466,267
8,422 CF Industries Holdings, Inc. 610,511
30,600 Corteva, Inc. 1,845,486
30,259 Dow, Inc. 1,658,798
19,666 DuPont de Nemours, Inc. 1,411,429
5,100 Eastman Chemical Company 430,134
10,637 Ecolab, Inc. 1,760,742
5,407 FMC Corporation 660,357
61,358 Freeport-McMoRan, Inc. 2,510,156
10,945 International Flavors & Fragrances,
Inc. 1,006,502
15,268 International Paper Company 550,564
21,143 Linde plc 7,515,068
10,903 LyondellBasell Industries NV 1,023,683
2,665 Martin Marietta Materials, Inc. 946,235
14,616 Mosaic Company 670,582
34,073 Newmont Corporation 1,670,258
10,861 Nucor Corporation 1,677,699
3,972 Packaging Corporation of America 551,433
10,089 PPG Industries, Inc. 1,347,689
6,210 Sealed Air Corporation 285,101
10,123 Sherwin-Williams Company 2,275,347
7,160 Steel Dynamics, Inc. 809,509
5,705 Vulcan Materials Company 978,750
10,932 WestRock Company 333,098
Total 38,935,432
Real Estate (2.5%)
6,761 Alexandria Real Estate Equities,
Inc. 849,114
19,987 American Tower Corporation 4,084,144
6,005 AvalonBay Communities, Inc. 1,009,200
6,124 Boston Properties, Inc. 331,431
4,728 Camden Property Trust 495,684
13,563 CBRE Group, Inc.
a
987,522
18,588 Crown Castle, Inc. 2,487,818
12,343 Digital Realty Trust, Inc. 1,213,440
3,972 Equinix, Inc. 2,863,971
14,621 Equity Residential 877,260
2,773 Essex Property Trust, Inc. 579,945
5,749 Extra Space Storage, Inc. 936,685
3,143 Federal Realty Investment Trust 310,623
23,472 Healthpeak Properties, Inc. 515,680
30,694 Host Hotels & Resorts, Inc. 506,144
24,934 Invitation Homes, Inc. 778,689
12,480 Iron Mountain, Inc. 660,317
26,550 Kimco Realty Corporation 518,521
4,957 Mid-America Apartment
Communities, Inc. 748,705
39,626 Prologis, Inc. 4,944,136
6,786 Public Storage, Inc. 2,050,322
26,922 Realty Income Corporation 1,704,701
6,611 Regency Centers Corporation 404,461
4,635 SBA Communications Corporation 1,210,059
14,035 Simon Property Group, Inc. 1,571,499
13,275 UDR, Inc. 545,072

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Real Estate (2.5%) - continued
17,171 Ventas, Inc. $ 744,363
43,086 VICI Properties, Inc. 1,405,465
20,284 Welltower, Inc. 1,454,160
31,457 Weyerhaeuser Company 947,799
Total 37,736,930
Utilities (2.8%)
28,673 AES Corporation 690,446
10,776 Alliant Energy Corporation 575,438
11,098 Ameren Corporation 958,756
22,059 American Electric Power
Company, Inc. 2,007,148
8,284 American Water Works Company,
Inc. 1,213,523
6,146 Atmos Energy Corporation 690,565
27,024 CenterPoint Energy, Inc. 796,127
12,503 CMS Energy Corporation 767,434
15,233 Consolidated Edison, Inc. 1,457,341
14,038 Constellation Energy Corporation 1,101,983
35,770 Dominion Energy, Inc. 1,999,901
8,317 DTE Energy Company 911,044
33,054 Duke Energy Corporation 3,188,719
16,393 Edison International, Inc. 1,157,182
8,735 Entergy Corporation 941,109
9,853 Evergy, Inc. 602,215
14,952 Eversource Energy 1,170,144
42,659 Exelon Corporation 1,786,986
23,317 FirstEnergy Corporation 934,079
85,304 NextEra Energy, Inc. 6,575,232
17,434 NiSource, Inc. 487,455
9,890 NRG Energy, Inc. 339,128
69,115 PG&E Corporation
a
1,117,590
4,857 Pinnacle West Capital Corporation 384,869
31,608 PPL Corporation 878,386
21,419 Public Service Enterprise Group,
Inc. 1,337,617
13,494 Sempra Energy 2,039,753
46,734 Southern Company 3,251,752
13,541 WEC Energy Group, Inc. 1,283,551
23,492 Xcel Energy, Inc. 1,584,300
Total 42,229,773
Total Common Stock
(cost $608,764,628) 1,474,220,072
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
988,125 Thrivent Cash Management Trust 988,125
Total Collateral Held for
Securities Loaned
(cost $988,125) 988,125
Shares or
Principal
Amount Short-Term Investments ( 0.9% ) Value
Federal Home Loan Bank Discount
Notes
1,100,000 4.650%, 5/15/2023
c,d
1,094,167
Shares or
Principal
Amount Short-Term Investments (0.9%) Value
Thrivent Core Short-Term Reserve
Fund
1,211,555 5.190% $ 12,115,547
Total Short-Term Investments
(cost $13,209,295) 13,209,714
Total Investments (cost
$622,962,048) 100.0% $1,488,417,911
Other Assets and Liabilities, Net
(<0.1%) (522,829)
Total Net Assets 100.0% $1,487,895,082
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of March 31, 2023:
Securities Lending Transactions
Common Stock $ 975,001
Total lending $975,001
Gross amount payable upon return of
collateral for securities loaned $988,125
Net amounts due to counterparty $13,124

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 119,570,457 119,570,457 – –
Consumer Discretionary 149,352,193 149,352,193 – –
Consumer Staples 106,653,932 106,653,932 – –
Energy 67,936,848 67,936,848 – –
Financials 190,280,151 190,280,151 – –
Health Care 209,326,704 209,326,704 – –
Industrials 127,720,690 127,720,690 – –
Information Technology 384,476,962 384,476,962 – –
Materials 38,935,432 38,935,432 – –
Real Estate 37,736,930 37,736,930 – –
Utilities 42,229,773 42,229,773 – –
Short-Term Investments 1,094,167 – 1,094,167 –
Subtotal Investments in Securities $1,475,314,239 $1,474,220,072 $1,094,167 $–
Other Investments  * Total
Affiliated Short-Term Investments 12,115,547
Collateral Held for Securities Loaned 988,125
Subtotal Other Investments $13,103,672
Total Investments at Value $1,488,417,911
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 632,345 632,345 – –
Total Asset Derivatives $632,345 $632,345 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling $1,094,167 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P 500 Index 70 June 2023 $ 13,849,780 $ 632,345
Total Futures Long Contracts $ 13,849,780 $ 632,345
Total Futures Contracts $ 13,849,780 $632,345

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $13,657 $10,667 $12,208 $12,116 1,212 0.8%
Total Affiliated Short-Term Investments 13,657 12,116 0.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 329 3,854 3,195 988 988 <0.1
Total Collateral Held for Securities Loaned 329 988 <0.1
Total Value $13,986 $13,104
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $175
Total Income/Non Income Cash from Affiliated
Investments $175
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.8% ) Value
Communications Services (7.2%)
509,726 Alphabet, Inc., Class C
a
$ 53,011,504
944,068 Comcast Corporation 35,789,618
144,348 Meta Platforms, Inc.
a
30,593,115
962,913 Verizon Communications, Inc. 37,447,687
1,500,423 Warner Bros. Discovery, Inc.
a
22,656,387
Total 179,498,311
Consumer Discretionary (7.3%)
145,276 Aptiv plc
a
16,298,515
14,840 Booking Holdings, Inc.
a
39,361,764
332,441 D.R. Horton, Inc. 32,476,161
1,144,578 Ford Motor Company 14,421,683
238,728 Lowe's Companies, Inc. 47,738,438
345,474 Sony Group Corporation ADR 31,317,218
Total 181,613,779
Consumer Staples (7.8%)
1,318,099 Coty, Inc.
a
15,896,274
282,781 Lamb Weston Holdings, Inc. 29,556,270
563,934 Philip Morris International, Inc. 54,842,581
402,107 Sysco Corporation 31,054,724
415,786 Walmart, Inc. 61,307,646
Total 192,657,495
Energy (8.8%)
975,258 BP plc ADR 37,001,288
435,408 ConocoPhillips 43,196,828
373,730 Devon Energy Corporation 18,914,475
1,341,570 Enterprise Products Partners, LP 34,746,663
216,822 Exxon Mobil Corporation 23,776,701
389,866 Halliburton Company 12,335,360
207,519 Marathon Petroleum Corporation 27,979,787
102,774 Pioneer Natural Resources
Company 20,990,562
Total 218,941,664
Financials (18.8%)
1,527,904 Bank of America Corporation 43,698,054
191,072 Capital One Financial Corporation 18,373,484
334,937 Charles Schwab Corporation 17,544,000
210,539 Chubb, Ltd. 40,882,463
466,117 Comerica, Inc. 20,238,800
173,950 Discover Financial Services 17,193,218
606,591 Equitable Holdings, Inc. 15,401,346
357,141 Fidelity National Information
Services, Inc. 19,403,471
226,844 Intercontinental Exchange, Inc. 23,657,561
396,979 J.P. Morgan Chase & Company 51,730,334
194,720 M&T Bank Corporation 23,282,670
286,799 Morgan Stanley 25,180,952
286,634 PayPal Holdings, Inc.
a
21,766,986
263,493 Raymond James Financial, Inc. 24,575,992
396,190 State Street Corporation 29,987,621
1,231,680 Wells Fargo & Company 46,040,198
55,609 Zurich Insurance Group AG 26,647,761
Total 465,604,911
Health Care (16.4%)
440,503 AstraZeneca plc ADR 30,575,313
759,693 Avantor, Inc.
a
16,059,910
92,893 Biogen, Inc.
a
25,827,041
131,911 Cigna Group 33,707,218
240,595 CVS Health Corporation 17,878,615
89,338 Elevance Health, Inc. 41,078,506
Shares Common Stock (98.8%) Value
Health Care (16.4%) - continued
484,424 Gilead Sciences, Inc. $ 40,192,659
115,894 HCA Healthcare, Inc. 30,558,930
244,047 Johnson & Johnson 37,827,285
113,684 Laboratory Corporation of America
Holdings 26,081,383
450,849 Merck & Company, Inc. 47,965,825
781,038 Pfizer, Inc. 31,866,350
211,255 Zimmer Biomet Holdings, Inc. 27,294,146
Total 406,913,181
Industrials (11.5%)
65,772 Carlisle Companies, Inc. 14,869,076
1,803,852 CNH Industrial NV 27,544,820
151,867 Crane Holdings, Company 17,236,904
719,008 CSX Corporation 21,527,100
704,788 Delta Air Lines, Inc.
a
24,611,197
226,115 Emerson Electric Company 19,703,661
121,484 General Dynamics Corporation 27,723,864
382,815 Johnson Controls International plc 23,053,119
102,376 L3Harris Technologies, Inc. 20,090,266
84,700 Parker-Hannifin Corporation 28,468,517
244,467 United Parcel Service, Inc. 47,424,153
34,026 United Rentals, Inc. 13,466,130
Total 285,718,807
Information Technology (9.4%)
1,371,952 Cisco Systems, Inc. 71,718,791
201,368 Microsoft Corporation 58,054,394
293,742 QUALCOMM, Inc. 37,475,604
733,662 Samsung Electronics Company,
Ltd. 36,280,292
156,392 Texas Instruments, Inc. 29,090,476
Total 232,619,557
Materials (4.2%)
998,913 Axalta Coating Systems, Ltd.
a
30,257,075
354,639 CF Industries Holdings, Inc. 25,707,781
261,395 Eastman Chemical Company 22,046,054
178,922 Nucor Corporation 27,638,082
Total 105,648,992
Real Estate (3.0%)
67,349 AvalonBay Communities, Inc. 11,318,673
173,334 CBRE Group, Inc.
a
12,620,448
1,409,770 Healthcare Realty Trust, Inc. 27,250,854
1,476,732 Host Hotels & Resorts, Inc. 24,351,311
Total 75,541,286
Utilities (4.4%)
402,565 Constellation Energy Corporation 31,601,353
262,111 Duke Energy Corporation 25,285,848
270,346 Entergy Corporation 29,127,078
358,703 Public Service Enterprise Group,
Inc. 22,401,002
Total 108,415,281
Total Common Stock
(cost $1,865,005,343) 2,453,173,264

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 1.1% ) Value
Thrivent Core Short-Term Reserve
Fund
2,665,729 5.190% $ 26,657,291
Total Short-Term Investments
(cost $26,647,186) 26,657,291
Total Investments (cost
$1,891,652,529) 99.9% $2,479,830,555
Other Assets and Liabilities, Net
0.1% 2,336,993
Total Net Assets 100.0% $2,482,167,548
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 179,498,311 179,498,311 – –
Consumer Discretionary 181,613,779 181,613,779 – –
Consumer Staples 192,657,495 192,657,495 – –
Energy 218,941,664 218,941,664 – –
Financials 465,604,911 438,957,150 26,647,761 –
Health Care 406,913,181 406,913,181 – –
Industrials 285,718,807 285,718,807 – –
Information Technology 232,619,557 196,339,265 36,280,292 –
Materials 105,648,992 105,648,992 – –
Real Estate 75,541,286 75,541,286 – –
Utilities 108,415,281 108,415,281 – –
Subtotal Investments in Securities $2,453,173,264 $2,390,245,211 $62,928,053 $–
Other Investments  * Total
Affiliated Short-Term Investments 26,657,291
Subtotal Other Investments $26,657,291
Total Investments at Value $2,479,830,555
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $45,826 $36,876 $56,045 $26,657 2,666 1.1%
Total Affiliated Short-Term Investments 45,826 26,657 1.1
Total Value $45,826 $26,657
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $454
Total Income/Non Income Cash from Affiliated
Investments $454
Total Value $– $– $ –

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.5% ) Value
Asset-Backed Securities (17.8%)
510 Asset Backed Trust
$ 2,664,750
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 2,416,667
2,331,406
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
2,154,626
ACHV ABS Trust
2,593,288
6.420%,  3/18/2030, Ser.
2023-1PL, Class A
a
2,590,495
Affirm Asset Securitization Trust
6,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
a
5,736,563
724,698
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
705,531
2,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a
1,904,301
Americredit Automobile
Receivables Trust
3,000,000
5.840%,  10/19/2026, Ser.
2023-1, Class A2A 3,012,980
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,799,662
Ares XL CLO, Ltd.
3,000,000
6.192%,  (LIBOR 3M +
1.400%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
2,922,420
Avant Credit Card Master Trust
4,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
4,187,053
Bankers Healthcare Group
Securitization Trust
1,192,686
5.280%,  10/17/2035, Ser.
2022-C, Class A
a
1,182,437
BHG Securitization Trust
2,264,835
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
2,157,405
BRAVO Residential Funding Trust
3,067,521
5.310%,  (SOFR30A +
0.750%), 4/25/2023, Ser.
2021-HE2, Class A1
a,c
2,989,918
Business Jet Securities, LLC
820,235
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
777,504
CarVal CLO VII-C, Ltd.
1,750,000
6.883%,  (TSFR3M +
2.200%), 1/20/2035, Ser.
2023-1A, Class A1
a,c
1,742,918
Cascade Funding Mortgage Trust
1,198,598
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
1,105,882
Commonbond Student Loan Trust
277,367
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
258,514
604,651
5.345%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
586,466
Dext ABS, LLC
2,000,000
5.680%,  3/15/2024, Ser.
2023-1, Class A1
a
2,000,000
Education Funding Trust
1,330,838
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,227,093
Principal
Amount Long-Term Fixed Income (98.5%) Value
Asset-Backed Securities (17.8%) - continued
Exeter Automobile Receivables
Trust
$ 2,750,000
5.610%,  6/16/2025, Ser.
2023-1A, Class A2 $ 2,748,904
Flatiron CLO, Ltd.
3,500,000
6.314%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,397,936
Ford Credit Auto Owner Trust
1,310,000
5.140%,  3/15/2026, Ser.
2023-A, Class A2A 1,310,409
Foundation Finance Trust
1,376,151
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
1,224,067
Freedom ABS Trust
1,662,483
6.490%,  12/18/2029, Ser.
2022-4FP, Class A
a
1,664,585
Galaxy XXIII CLO, Ltd.
3,800,000
6.166%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
3,688,736
Genesis Sales Finance Master
Trust
5,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
4,728,202
GMAC Mortgage Corporation
Loan Trust
36,729
5.345%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
18,424
GSAA Home Equity Trust
527,735
6.795%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
541,363
844,141
4.486%,  8/25/2034, Ser.
2004-10, Class M2
b
772,199
Longfellow Place CLO, Ltd.
6,700,000
6.542%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
6,630,233
Marlette Funding Trust
1,003,541
5.180%,  11/15/2032, Ser.
2022-3A, Class A
a
995,955
3,000,000
6.070%,  4/15/2033, Ser.
2023-1A, Class A
a
2,998,044
Mercury Financial Credit Card
Master Trust
1,800,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
a
1,689,158
National Collegiate Trust
701,133
5.140%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
672,098
Navient Student Loan Trust
1,349,690
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,295,213
Oak Street Investment
2,110,480
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,903,949
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,141,028

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Asset-Backed Securities (17.8%) - continued
OZLM VIII, Ltd.
$ 2,000,000
6.442%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
$ 1,937,302
Pagaya AI Debt Trust
900,000
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
900,461
Pagaya AI Technology in Housing
Trust
2,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,899,221
Park Blue CLO 2022-II, Ltd.
2,000,000
7.191%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,c
2,004,508
PPM CLO 6, Ltd.
3,500,000
7.025%,  (TSFR3M +
2.450%), 1/20/2031, Ser.
2022-6A, Class A
a,c
3,497,546
Pretium Mortgage Credit Partners,
LLC
1,450,670
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
1,379,709
2,549,484
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
2,358,363
1,146,593
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
1,088,013
Progress Residential Trust
1,997,532
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
1,867,852
Santander Drive Auto Receivables
Trust
4,000,000
5.360%,  5/15/2026, Ser.
2023-1, Class A2 3,991,377
SoFi Consumer Loan Program
Trust
5,000,000
5.810%,  5/15/2031, Ser.
2023-1S, Class A
a
5,004,324
Sound Point CLO XIV, Ltd.
4,500,000
6.315%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
4,419,261
5,000,000
6.865%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
a,c
4,827,125
Sound Point CLO XV, Ltd.
6,000,000
6.315%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
5,855,142
Terwin Mortgage Trust
1,179,495
6.345%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,149,028
Towd Point Asset Trust
1,986,608
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
1,804,774
Tricon Residential Trust
1,000,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
900,835
Upstart Securitization Trust
392,926
0.910%,  6/20/2031, Ser.
2021-2, Class A
*
389,436
1,113,625
0.830%,  7/20/2031, Ser.
2021-3, Class A
*
1,095,593
Principal
Amount Long-Term Fixed Income (98.5%) Value
Asset-Backed Securities (17.8%) - continued
$ 3,000,000
6.590%,  2/20/2033, Ser.
2023-1, Class A
a
$ 2,988,221
VCAT Asset Securitization, LLC
1,128,523
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
1,076,788
Vericrest Opportunity Loan
Transferee
2,517,061
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
2,301,462
3,260,231
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
2,996,145
1,002,136
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
912,961
3,068,732
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
2,800,313
Wind River CLO, Ltd.
3,000,000
6.408%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
2,906,631
Total 143,231,329
Basic Materials (1.2%)
Anglo American Capital plc
1,050,000 4.875%,  5/14/2025
a
1,044,546
Freeport-McMoRan, Inc.
1,890,000 4.550%,  11/14/2024 1,879,378
Glencore Funding, LLC
1,000,000 4.625%,  4/29/2024
a
988,593
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,000,060
LYB International Finance III, LLC
1,079,000 1.250%,  10/1/2025 977,103
Nucor Corporation
800,000 2.000%,  6/1/2025 752,218
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 731,015
Syngenta Finance NV
2,235,000 4.892%,  4/24/2025
a
2,185,024
Total 9,557,937
Capital Goods (2.2%)
Amphenol Corporation
1,500,000 4.750%,  3/30/2026 1,505,896
Boeing Company
2,350,000 4.875%,  5/1/2025 2,345,505
1,750,000 2.196%,  2/4/2026 1,623,716
Caterpillar Financial Services
Corporation
1,000,000 3.650%,  8/12/2025 981,920
CNH Industrial Capital, LLC
1,020,000 1.950%,  7/2/2023 1,010,120
Howmet Aerospace, Inc.
1,250,000 6.875%,  5/1/2025 1,297,631
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 683,997
John Deere Capital Corporation
1,000,000 4.050%,  9/8/2025 993,619
Otis Worldwide Corporation
1,225,000 2.056%,  4/5/2025 1,156,427
Raytheon Technologies
Corporation
1,100,000 5.000%,  2/27/2026 1,116,695

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Capital Goods (2.2%) - continued
Regal Rexnord Corporation
$ 850,000 6.050%,  2/15/2026
a
$ 853,726
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,210,861
1,250,000 0.875%,  11/15/2025 1,127,635
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,957,698
Total 17,865,446
Collateralized Mortgage Obligations (9.4%)
Angel Oak Mortgage Trust
2,575,380
3.085%,  12/25/2066, Ser.
2022-1, Class A2
a,c
2,176,024
Banc of America Funding Trust
282,779
4.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
273,591
460,467
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 440,684
Bear Stearns Adjustable Rate
Mortgage Trust
105,099
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
97,280
Bellemeade Re, Ltd.
876,994
6.310%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
876,491
CAFL Issuer, LLC
3,000,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
2,739,928
Cascade Funding Mortgage Trust
2,385,127
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
2,261,673
1,152,357
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
1,114,588
Cascade Funding Mortgage Trust,
LLC
1,144,349
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,c
1,113,600
992,064
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
961,676
CHNGE Mortgage Trust
1,917,847
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,c
1,876,869
1,787,673
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
1,598,156
3,375,659
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
3,364,247
2,564,723
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
2,391,461
CIM Trust
1,366,797
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
1,301,991
Citigroup Mortgage Loan Trust,
Inc.
601,815
4.106%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
548,803
COLT Mortgage Loan Trust
2,545,545
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
2,140,875
Countrywide Alternative Loan Trust
156,867
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 109,389
Principal
Amount Long-Term Fixed Income (98.5%) Value
Collateralized Mortgage Obligations (9.4%) -
continued
$ 176,258
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 $ 140,059
Credit Suisse Mortgage Capital
Certificates
3,098,714
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
2,572,242
Deephaven Residential Mortgage
Trust
2,637,321
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
2,346,729
2,474,165
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
2,065,377
Federal National Mortgage
Association - REMIC
2,261,355
4.500%,  1/25/2046, Ser.
2022-68, Class BA 2,237,104
Flagstar Mortgage Trust
1,680,475
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
1,473,882
GCAT Trust
2,019,608
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
1,705,886
GS Mortgage-Backed Securities
Trust
408,234
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
372,114
Homeward Opportunities Fund
Trust
1,641,082
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
1,635,111
J.P. Morgan Alternative Loan Trust
596,173
4.066%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
551,877
LHOME Mortgage Trust
3,000,000
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,926,599
2,800,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
2,687,231
2,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
1,897,061
MFRA Trust
2,267,835
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
2,133,821
Mortgage Equity Conversion Asset
Trust
1,593,404
4.870%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
1,575,904
1,575,540
4.790%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
1,557,550
New York Mortgage Trust
3,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
2,871,245
Oaktown Re, Ltd.
490,094
6.210%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,c
489,781
Palisades Mortgage Loan Trust
1,500,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
1,422,511

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Collateralized Mortgage Obligations (9.4%) -
continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 1,830,285
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
$ 1,780,428
1,882,214
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
1,769,784
ROC Securities Trust Series
2,900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,750,103
Starwood Mortgage Residential
Trust
1,709,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
1,193,990
Toorak Mortgage Corporation, Ltd.
2,647,707
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
2,331,945
3,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
2,825,953
TRK Trust
1,693,041
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
1,412,462
TVC Mortgage Trust
766,334
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
764,007
Vericrest Opportunity Loan
Transferee
1,859,618
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
1,746,531
Verus Securitization Trust
1,441,647
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,210,215
Wachovia Mortgage Loan Trust,
LLC
35,146
3.937%,  5/20/2036, Ser.
2006-A, Class 2A1
c
33,056
Total 75,867,884
Commercial Mortgage-Backed Securities (0.9%)
GCT Commercial Mortgage Trust
2,000,000
5.934%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
1,745,398
GS Mortgage Securities Trust
3,000,000
6.285%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
2,635,579
Silver Hill Trust
2,581,492
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
2,446,591
Total 6,827,568
Communications Services (3.0%)
American Tower Corporation
750,000 3.375%,  5/15/2024 734,121
1,000,000 4.400%,  2/15/2026 985,834
500,000 1.450%,  9/15/2026 444,516
1,200,000 5.500%,  3/15/2028 1,223,439
Bell Canada
2,250,000 0.750%,  3/17/2024
e
2,149,773
British Sky Broadcasting Group
plc
503,000 3.750%,  9/16/2024
a
493,285
Principal
Amount Long-Term Fixed Income (98.5%) Value
Communications Services (3.0%) - continued
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
$ 650,000 4.500%,  2/1/2024 $ 643,490
2,100,000 4.908%,  7/23/2025 2,079,043
Comcast Corporation
1,000,000 5.250%,  11/7/2025 1,021,776
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
503,904
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 971,383
Fox Corporation
440,000 3.050%,  4/7/2025 423,185
Magallanes, Inc.
700,000 3.428%,  3/15/2024
a
683,878
1,900,000 3.638%,  3/15/2025
a
1,835,279
Netflix, Inc.
1,000,000 5.875%,  2/15/2025 1,020,000
NTT Finance Corporation
700,000 4.142%,  7/26/2024
a
693,586
Paramount Global
400,000 4.750%,  5/15/2025 395,063
Sprint Corporation
2,450,000 7.125%,  6/15/2024 2,490,599
1,000,000 7.625%,  2/15/2025 1,036,966
T-Mobile USA, Inc.
1,900,000 3.500%,  4/15/2025 1,847,218
1,100,000 4.950%,  3/15/2028 1,110,512
WarnerMedia Holdings, Inc.
1,800,000 3.755%,  3/15/2027
a
1,695,111
Total 24,481,961
Consumer Cyclical (5.6%)
American Honda Finance
Corporation
1,000,000 4.750%,  1/12/2026 1,007,938
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 748,285
Daimler Finance North America,
LLC
1,000,000
5.646%,  (LIBOR 3M +
0.840%), 5/4/2023
a,c
999,237
Daimler Trucks Finance North
America, LLC
2,000,000 1.625%,  12/13/2024
a
1,892,688
Expedia Group, Inc.
3,150,000 6.250%,  5/1/2025
a
3,188,227
Ford Motor Credit Company, LLC
1,840,000 3.370%,  11/17/2023 1,804,852
1,250,000 3.810%,  1/9/2024 1,235,225
1,100,000 3.375%,  11/13/2025 1,031,019
General Motors Company
1,000,000 6.125%,  10/1/2025 1,018,881
General Motors Financial
Company, Inc.
1,250,000 1.050%,  3/8/2024 1,195,501
1,900,000 3.950%,  4/13/2024 1,871,721
1,420,000 2.900%,  2/26/2025 1,355,241
925,000 2.750%,  6/20/2025 875,799
Hyundai Capital America
900,000 0.800%,  1/8/2024
a
867,041

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Consumer Cyclical (5.6%) - continued
$ 1,140,000 1.800%,  10/15/2025
a
$ 1,045,768
750,000 1.650%,  9/17/2026
a
663,890
Hyundai Capital Services, Inc.
750,000 1.250%,  2/8/2026
a
673,493
Kohl's Corporation
2,286,000 9.500%,  5/15/2025 2,337,435
Lennar Corporation
550,000 5.875%,  11/15/2024 552,825
1,100,000 4.750%,  5/30/2025 1,083,302
Lowe's Companies, Inc.
2,000,000 4.000%,  4/15/2025 1,972,924
1,000,000 4.400%,  9/8/2025 995,092
Marriott International, Inc.
1,150,000 3.600%,  4/15/2024 1,128,219
819,000 5.750%,  5/1/2025 824,534
Mercedes-Benz Finance North
America, LLC
500,000 5.500%,  11/27/2024
a
504,581
Meritage Homes Corporation
2,000,000 6.000%,  6/1/2025 2,015,250
Nissan Motor Company, Ltd.
2,075,000 3.043%,  9/15/2023
a
2,043,964
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,754,599
Starbucks Corporation
900,000 4.750%,  2/15/2026 905,124
Toll Brothers Finance Corporation
1,700,000 4.375%,  4/15/2023 1,699,753
Toyota Motor Credit Corporation
875,000 0.800%,  10/16/2025 797,861
VICI Properties, LP/VICI Note
Company, Inc.
2,750,000 4.625%,  6/15/2025
a
2,658,739
Volkswagen Group of America
Finance, LLC
2,000,000 4.250%,  11/13/2023
a
1,985,368
Total 44,734,376
Consumer Non-Cyclical (5.9%)
AbbVie, Inc.
1,920,000 3.600%,  5/14/2025 1,883,350
Altria Group, Inc.
1,000,000 4.400%,  2/14/2026 992,167
Amgen, Inc.
1,320,000 1.900%,  2/21/2025 1,250,219
1,000,000 5.250%,  3/2/2025 1,010,996
825,000 5.150%,  3/2/2028 842,343
AstraZeneca plc
1,550,000 0.700%,  4/8/2026 1,394,900
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,274,983
Becton, Dickinson and Company
1,250,000 4.693%,  2/13/2028 1,255,031
Bunge, Ltd. Finance Corporation
2,250,000 1.630%,  8/17/2025 2,081,408
Cargill, Inc.
1,500,000 3.500%,  4/22/2025
a
1,463,099
Coca-Cola European Partners plc
1,250,000 0.800%,  5/3/2024
a
1,192,318
Colgate-Palmolive Company
900,000 4.800%,  3/2/2026 919,522
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,732,390
Principal
Amount Long-Term Fixed Income (98.5%) Value
Consumer Non-Cyclical (5.9%) - continued
CVS Health Corporation
$ 900,000 5.000%,  2/20/2026 $ 910,107
Gilead Sciences, Inc.
1,031,000 0.750%,  9/29/2023 1,008,640
GSK Consumer Healthcare Capital
US, LLC
1,100,000 3.375%,  3/24/2027 1,042,901
HCA, Inc.
1,250,000 5.875%,  2/15/2026 1,268,509
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,695,029
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
2,000,000 2.500%,  1/15/2027
a
1,776,000
Kenvue, Inc.
900,000 5.500%,  3/22/2025
a
914,878
915,000 5.050%,  3/22/2028
a
945,648
Kraft Heinz Foods Company
2,500,000 3.000%,  6/1/2026 2,388,086
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
1,882,670
McKesson Corporation
1,500,000 0.900%,  12/3/2025 1,355,963
Nestle Holdings, Inc.
1,475,000 5.000%,  3/14/2028
a
1,533,494
Newell Brands, Inc.
2,000,000 4.875%,  6/1/2025 1,949,716
Philip Morris International, Inc.
1,250,000 5.000%,  11/17/2025 1,259,508
1,350,000 0.875%,  5/1/2026 1,210,385
900,000 4.875%,  2/15/2028 908,354
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025 2,425,275
Stryker Corporation
2,500,000 3.500%,  3/15/2026 2,423,913
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026 1,451,712
Zoetis, Inc.
1,150,000 5.400%,  11/14/2025 1,169,402
Total 47,812,916
Energy (4.8%)
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,307,928
Cheniere Corpus Christi Holdings,
LLC
1,391,000 5.875%,  3/31/2025 1,400,945
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,322,527
Continental Resources, Inc.
1,900,000 4.500%,  4/15/2023 1,897,620
2,650,000 2.268%,  11/15/2026
a
2,353,418
Devon Energy Corporation
1,800,000 5.250%,  9/15/2024 1,804,397
1,150,000 5.850%,  12/15/2025 1,168,475
Energy Transfer, LP
2,273,000 4.200%,  9/15/2023 2,264,673
950,000 2.900%,  5/15/2025 905,343
EQT Corporation
500,000 6.125%,  2/1/2025 502,974
400,000 5.678%,  10/1/2025 398,801

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Energy (4.8%) - continued
Hess Corporation
$ 2,238,000 3.500%,  7/15/2024 $ 2,186,127
Marathon Petroleum Corporation
1,700,000 4.700%,  5/1/2025 1,696,597
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,489,013
1,100,000 1.750%,  3/1/2026 1,003,874
National Fuel Gas Company
750,000 5.200%,  7/15/2025 749,214
1,370,000 5.500%,  1/15/2026 1,369,700
Occidental Petroleum Corporation
1,500,000 5.875%,  9/1/2025 1,511,657
ONEOK Partners, LP
721,000 4.900%,  3/15/2025 716,306
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 967,353
Ovintiv Exploration, Inc.
1,200,000 5.375%,  1/1/2026 1,202,058
Petroleos Mexicanos
546,250 2.378%,  4/15/2025 531,580
Phillips 66
800,000 4.950%,  12/1/2027 803,556
Pioneer Natural Resources
Company
1,700,000 1.125%,  1/15/2026 1,544,919
Plains All American Pipeline, LP/
PAA Finance Corporation
2,000,000 3.850%,  10/15/2023 1,981,775
750,000 4.650%,  10/15/2025 741,784
Targa Resources Partners, LP/
Targa Resources Partners
Finance Corporation
1,750,000 6.875%,  1/15/2029 1,783,632
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 642,690
Western Midstream Operating, LP
1,500,000 3.350%,  2/1/2025 1,432,425
Total 38,681,361
Financials (29.5%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,375,000 3.150%,  2/15/2024 1,333,125
1,000,000 1.650%,  10/29/2024 935,438
1,300,000 6.500%,  7/15/2025 1,309,398
1,200,000 1.750%,  1/30/2026 1,074,495
250,000 2.450%,  10/29/2026 224,428
Air Lease Corporation
1,500,000 4.250%,  2/1/2024 1,475,007
1,500,000 0.800%,  8/18/2024 1,398,823
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,473,164
2,100,000 5.250%,  8/11/2025
a
2,052,460
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025
e
2,820,858
American Express Company
1,650,000 2.250%,  3/4/2025 1,571,583
1,500,000 3.950%,  8/1/2025 1,470,832
625,000 4.900%,  2/13/2026 630,807
American International Group, Inc.
700,000 2.500%,  6/30/2025 662,185
Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (29.5%) - continued
Anthem, Inc.
$ 1,025,000 2.375%,  1/15/2025 $ 981,202
Ares Capital Corporation
924,000 4.250%,  3/1/2025 872,943
1,350,000 3.875%,  1/15/2026 1,244,466
800,000 2.150%,  7/15/2026 685,931
Athene Global Funding
1,100,000 1.200%,  10/13/2023
a
1,068,569
Australia & New Zealand Banking
Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,c
1,746,465
Aviation Capital Group, LLC
1,500,000 4.875%,  10/1/2025
a
1,448,473
Avolon Holdings Funding, Ltd.
2,000,000 3.950%,  7/1/2024
a
1,945,961
1,644,000 5.500%,  1/15/2026
a
1,609,531
1,000,000 2.125%,  2/21/2026
a
888,875
450,000 4.250%,  4/15/2026
a
423,124
Banco Bilbao Vizcaya Argentaria
SA
1,400,000 0.875%,  9/18/2023
e
1,368,181
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
318,240
Banco Santander SA
1,000,000 0.701%,  6/30/2024
c
985,442
1,600,000 5.147%,  8/18/2025 1,570,543
1,000,000 1.849%,  3/25/2026 896,973
Bank of America Corporation
1,775,000 4.200%,  8/26/2024 1,743,899
1,800,000 0.810%,  10/24/2024
c
1,749,379
1,000,000 3.458%,  3/15/2025
c
978,935
1,250,000 0.976%,  4/22/2025
c
1,190,926
1,500,000 3.841%,  4/25/2025
c
1,472,452
1,125,000 0.981%,  9/25/2025
c
1,049,726
1,900,000 2.456%,  10/22/2025
c
1,808,708
850,000 3.384%,  4/2/2026
c
814,947
1,275,000 1.319%,  6/19/2026
c
1,165,490
1,000,000 4.827%,  7/22/2026
c
988,339
1,500,000 1.734%,  7/22/2027
c
1,345,066
Bank of Montreal
1,000,000 4.250%,  9/14/2024 987,778
1,000,000 1.500%,  1/10/2025 940,437
Bank of New York Mellon
Corporation
700,000 4.700%,  9/20/2025
c,f
662,388
1,000,000 4.414%,  7/24/2026
c
986,514
Bank of New Zealand
875,000 2.000%,  2/21/2025
a
832,172
1,800,000 4.846%,  2/7/2028
a
1,792,885
Bank of Nova Scotia
1,000,000 5.250%,  12/6/2024 1,002,300
935,000 4.900%,  6/4/2025
c,f
850,850
Barclays plc
2,000,000
6.252%,  (LIBOR 3M +
1.380%), 5/16/2024
c
1,992,857
1,500,000 4.375%,  9/11/2024 1,445,174
1,600,000 1.007%,  12/10/2024
c
1,541,771
Blackstone Private Credit Fund
1,750,000 2.700%,  1/15/2025 1,611,336
850,000 4.700%,  3/24/2025
e
814,201
BNP Paribas SA
1,900,000 6.625%,  3/25/2024
a,c,f
1,786,608
960,000 2.819%,  11/19/2025
a,c
912,194
1,300,000 1.323%,  1/13/2027
a,c
1,149,213

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (29.5%) - continued
BPCE SA
$ 950,000 2.375%,  1/14/2025
a
$ 892,202
750,000 5.975%,  1/18/2027
a,c
748,059
Canadian Imperial Bank of
Commerce
1,250,000 3.945%,  8/4/2025 1,214,963
Capital One Financial Corporation
750,000 2.636%,  3/3/2026
c
694,832
1,500,000 4.985%,  7/24/2026
c
1,445,875
Centene Corporation
2,000,000 4.250%,  12/15/2027 1,926,880
1,200,000 4.625%,  12/15/2029 1,128,288
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
c,f
379,000
1,250,000 4.000%,  6/1/2026
c,f
1,019,088
Citigroup, Inc.
2,500,000 0.776%,  10/30/2024
c
2,430,254
1,000,000 3.290%,  3/17/2026
c
958,177
925,000 3.106%,  4/8/2026
c
884,333
1,150,000 1.122%,  1/28/2027
c
1,025,120
Comerica, Inc.
585,000 5.625%,  7/1/2025
c,e,f
490,405
Commerzbank AG
2,300,000 8.125%,  9/19/2023
a
2,266,861
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,c
1,484,126
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027
a
936,846
Corporate Office Properties, LP
450,000 2.250%,  3/15/2026 397,241
Credit Agricole SA
1,000,000 6.875%,  9/23/2024
a,c,e,f
930,334
750,000 1.247%,  1/26/2027
a,c
669,759
Credit Agricole SA/London
935,000 1.907%,  6/16/2026
a,c
858,395
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,428,750
990,000 7.500%,  12/11/2023
a,c,f,g
39,600
3,350,000 1.305%,  2/2/2027
a,c
2,819,829
Danske Bank AS
1,500,000 5.375%,  1/12/2024
a
1,486,029
1,000,000 0.976%,  9/10/2025
a,c
928,752
500,000 6.466%,  1/9/2026
a,c
500,463
Deutsche Bank AG
1,200,000 3.700%,  5/30/2024 1,139,024
910,000 2.222%,  9/18/2024
c
884,883
2,700,000 4.500%,  4/1/2025 2,479,657
2,000,000 6.000%,  10/30/2025
c,f
1,478,419
1,100,000 2.129%,  11/24/2026
c
947,951
Discover Bank
1,250,000 2.450%,  9/12/2024 1,184,802
Elevance Health, Inc.
750,000 5.350%,  10/15/2025 756,577
Equitable Financial Life Global
Funding
1,500,000 0.800%,  8/12/2024
a
1,413,542
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 1,767,389
Fifth Third Bank NA
200,000 3.850%,  3/15/2026 182,793
First Horizon National Corporation
1,325,000 3.550%,  5/26/2023
e
1,309,087
Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (29.5%) - continued
First-Citizens Bank & Trust
Company
$ 1,565,000 6.125%,  3/9/2028 $ 1,524,066
FS KKR Capital Corporation
1,100,000 4.250%,  2/14/2025
a
1,032,779
2,000,000 3.400%,  1/15/2026 1,794,745
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,089,886
Goldman Sachs Group, Inc.
1,000,000 5.700%,  11/1/2024 1,007,086
940,000 3.500%,  4/1/2025 912,743
1,915,000 3.272%,  9/29/2025
c
1,857,792
272,000 4.250%,  10/21/2025 263,886
1,700,000 0.855%,  2/12/2026
c
1,555,896
1,250,000 3.615%,  3/15/2028
c
1,182,453
1,100,000 4.482%,  8/23/2028
c
1,075,857
HSBC Holdings plc
500,000 4.250%,  3/14/2024 486,957
500,000 2.999%,  3/10/2026
c
471,585
1,325,000 1.645%,  4/18/2026
c
1,210,055
1,000,000 1.589%,  5/24/2027
c
881,336
Huntington National Bank
1,000,000 5.699%,  11/18/2025
c
967,231
ING Groep NV
500,000 4.625%,  1/6/2026
a
490,842
1,250,000 1.726%,  4/1/2027
c
1,110,437
1,000,000 4.017%,  3/28/2028
c
945,770
J.P. Morgan Chase & Company
925,000 1.514%,  6/1/2024
c
919,141
1,100,000 3.875%,  9/10/2024 1,081,235
1,500,000
5.660%,  (LIBOR 3M +
0.850%), 1/10/2025
c,e
1,492,443
700,000 0.563%,  2/16/2025
c
670,886
1,500,000 0.969%,  6/23/2025
c
1,420,954
750,000 1.561%,  12/10/2025
c
703,342
500,000 5.546%,  12/15/2025
c
503,421
800,000 2.005%,  3/13/2026
c
753,959
900,000 2.083%,  4/22/2026
c
842,159
1,000,000 3.650%,  6/1/2026
c,f
875,000
2,500,000 1.045%,  11/19/2026
c
2,230,920
725,000 1.040%,  2/4/2027
c
647,137
800,000 4.851%,  7/25/2028
c
798,568
KeyBank NA/Cleveland, OH
500,000 4.700%,  1/26/2026 479,838
KeyCorp
550,000 3.878%,  5/23/2025
c
530,151
Kilroy Realty, LP
1,800,000 4.375%,  10/1/2025 1,631,708
Lloyds Banking Group plc
925,000 7.500%,  6/27/2024
c,f
874,319
350,000 4.582%,  12/10/2025 330,334
1,000,000 4.716%,  8/11/2026
c
973,463
1,000,000 3.750%,  3/18/2028
c
928,585
M&T Bank Corporation
750,000 3.500%,  9/1/2026
c,f
527,995
Macquarie Group, Ltd.
1,250,000 1.201%,  10/14/2025
a,c
1,164,771
Manufacturers & Traders Trust
Company
1,000,000 5.400%,  11/21/2025
e
965,619
1,000,000 4.650%,  1/27/2026 941,569
Mitsubishi UFJ Financial Group,
Inc.
875,000 2.193%,  2/25/2025 824,357

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (29.5%) - continued
$ 2,000,000 0.953%,  7/19/2025
c
$ 1,883,242
800,000 5.063%,  9/12/2025
c
794,505
1,000,000 5.719%,  2/20/2026
c
1,002,571
Mizuho Financial Group Cayman
3, Ltd.
825,000 4.600%,  3/27/2024
a
816,386
Morgan Stanley
600,000
5.194%,  (SOFRRATE +
0.466%), 11/10/2023
c
598,576
2,000,000
0.529%,  (SOFRRATE +
0.455%), 1/25/2024
c
1,993,840
500,000 0.731%,  4/5/2024
c
499,855
750,000 2.720%,  7/22/2025
c
722,868
1,300,000 0.864%,  10/21/2025
c
1,205,779
1,750,000 5.000%,  11/24/2025 1,734,777
500,000 4.679%,  7/17/2026
c
493,411
1,000,000 6.138%,  10/16/2026
c
1,019,000
1,000,000 0.985%,  12/10/2026
c
891,244
National Bank of Canada
1,500,000 0.750%,  8/6/2024 1,413,505
NatWest Group plc
1,500,000 4.269%,  3/22/2025
c
1,472,001
750,000 5.847%,  3/2/2027
c
751,914
New York Life Global Funding
450,000 2.000%,  1/22/2025
a
428,348
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,790,461
Nordea Bank ABP
1,700,000 1.500%,  9/30/2026
a
1,492,718
Omega Healthcare Investors, Inc.
380,000 4.950%,  4/1/2024 375,462
800,000 4.500%,  1/15/2025 766,495
1,000,000 5.250%,  1/15/2026 982,254
Owl Rock Capital Corporation
750,000 4.250%,  1/15/2026 688,902
1,000,000 3.400%,  7/15/2026 882,949
Owl Rock Core Income
Corporation
650,000 4.700%,  2/8/2027 587,036
Owl Rock Technology Finance
Corporation
750,000 4.750%,  12/15/2025
a
673,858
750,000 3.750%,  6/17/2026
a
662,371
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,335,773
PNC Financial Services Group,
Inc.
750,000 5.671%,  10/28/2025
c
750,384
1,500,000 3.400%,  9/15/2026
c,f
1,189,530
1,000,000 4.758%,  1/26/2027
c
987,635
Principal Life Global Funding II
1,000,000 1.375%,  1/10/2025
a
934,638
900,000 0.875%,  1/12/2026
a
802,712
Realty Income Corporation
2,950,000 4.625%,  11/1/2025 2,906,467
Regency Centers, LP
1,500,000 3.750%,  6/15/2024 1,465,453
Regions Financial Corporation
1,285,000 2.250%,  5/18/2025 1,182,087
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 1,994,408
Royal Bank of Canada
750,000 3.970%,  7/26/2024 739,869
Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (29.5%) - continued
$ 1,825,000 4.875%,  1/12/2026 $ 1,828,434
Santander Holdings USA, Inc.
350,000 3.450%,  6/2/2025 327,647
750,000 2.490%,  1/6/2028
c
648,438
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
c
825,261
Simon Property Group, LP
1,250,000 3.300%,  1/15/2026 1,193,164
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,700,937
1,400,000 1.488%,  12/14/2026
a,c
1,220,815
Standard Chartered plc
900,000 0.991%,  1/12/2025
a,c
864,677
500,000 1.214%,  3/23/2025
a,c
474,430
1,000,000 2.608%,  1/12/2028
a,c
885,553
State Street Corporation
1,000,000 5.751%,  11/4/2026
c
1,019,091
Sumitomo Mitsui Financial Group,
Inc.
1,200,000 2.448%,  9/27/2024 1,149,937
750,000 0.948%,  1/12/2026 666,618
1,200,000 2.174%,  1/14/2027 1,074,613
Sumitomo Mitsui Trust Bank, Ltd.
1,000,000 0.850%,  3/25/2024
a
957,160
Synchrony Financial
1,485,000 4.250%,  8/15/2024 1,403,637
1,920,000 4.500%,  7/23/2025 1,740,383
Synovus Bank
1,845,000 5.625%,  2/15/2028 1,655,883
Toronto-Dominion Bank
875,000 0.750%,  9/11/2025 788,828
1,000,000 5.103%,  1/9/2026
e
1,006,239
Truist Financial Corporation
675,000 4.950%,  9/1/2025
c,f
623,890
650,000 4.260%,  7/28/2026
c
626,605
1,100,000 1.267%,  3/2/2027
c
968,767
U.S. Bancorp
750,000 5.727%,  10/21/2026
c
753,216
500,000 4.548%,  7/22/2028
c
487,200
UBS AG
2,756,000 5.125%,  5/15/2024 2,669,875
UBS Group AG
1,375,000 1.008%,  7/30/2024
a,c
1,347,658
800,000 4.490%,  8/5/2025
a,c
780,401
UnitedHealth Group, Inc.
800,000 5.150%,  10/15/2025 815,089
USB Realty Corporation
95,000
5.977%,  (LIBOR 3M +
1.147%), 1/15/2027
a,c,f
67,925
Wells Fargo & Company
3,200,000 2.406%,  10/30/2025
c
3,040,841
1,000,000 3.908%,  4/25/2026
c
970,615
500,000 4.540%,  8/15/2026
c
490,782
850,000 3.526%,  3/24/2028
c
801,967
Welltower, Inc.
2,000,000 3.625%,  3/15/2024 1,957,230
Westpac Banking Corporation
940,000 2.894%,  2/4/2030
c
881,490
Westpac New Zealand, Ltd.
1,100,000 4.902%,  2/15/2028
a
1,095,646
Total 237,330,154

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Foreign Government (0.2%)
NBN Company, Ltd.
$ 1,000,000 0.875%,  10/8/2024
a
$ 937,988
1,000,000 1.450%,  5/5/2026
a
903,607
Total 1,841,595
Mortgage-Backed Securities (0.6%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,500,000 5.000%,  4/1/2038
h
1,510,102
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,000,000 5.500%,  4/1/2042
h
3,030,293
139,467
3.797%,  (LIBOR 12M +
1.473%), 1/1/2043
c
136,508
Total 4,676,903
Technology (4.2%)
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
2,000,000 3.125%,  1/15/2025 1,926,808
Dell International, LLC/EMC
Corporation
1,500,000 4.000%,  7/15/2024 1,479,718
1,750,000 5.850%,  7/15/2025 1,778,694
Fidelity National Information
Services, Inc.
1,200,000 0.600%,  3/1/2024 1,147,371
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 1,940,548
1,100,000 5.450%,  3/2/2028 1,123,500
Global Payments, Inc.
925,000 3.750%,  6/1/2023 922,114
875,000 2.650%,  2/15/2025 830,391
Hewlett Packard Enterprise
Company
1,475,000 5.900%,  10/1/2024 1,493,597
Intel Corporation
725,000 4.875%,  2/10/2026 734,212
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 964,595
Marvell Technology, Inc.
1,000,000 4.200%,  6/22/2023 995,730
Microchip Technology, Inc.
1,000,000 0.983%,  9/1/2024 943,952
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,342,000 2.700%,  5/1/2025 1,273,684
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,010,186
1,750,000 2.950%,  5/15/2025 1,684,823
1,000,000 5.800%,  11/10/2025 1,024,965
1,100,000 4.500%,  5/6/2028 1,086,762
Panasonic Corporation
1,000,000 2.679%,  7/19/2024
a
965,756
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,119,335
Roper Technologies, Inc.
750,000 2.350%,  9/15/2024 722,031
675,000 1.000%,  9/15/2025 617,135
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,207,360
Principal
Amount Long-Term Fixed Income (98.5%) Value
Technology (4.2%) - continued
SK Hynix, Inc.
$ 500,000 1.000%,  1/19/2024
a
$ 481,819
Tencent Holdings, Ltd.
875,000 1.810%,  1/26/2026
a
803,624
VeriSign, Inc.
1,546,000 5.250%,  4/1/2025 1,544,501
VMware, Inc.
1,000,000 0.600%,  8/15/2023 981,173
350,000 1.400%,  8/15/2026 309,574
Western Digital Corporation
2,000,000 4.750%,  2/15/2026 1,918,909
Total 34,032,867
Transportation (1.3%)
British Airways plc
507,127 4.625%,  6/20/2024
a
501,157
Canadian Pacific Railway
Company
1,000,000 1.350%,  12/2/2024 942,180
Continental Airlines, Inc.
1,730,372 4.150%,  4/11/2024 1,694,968
Delta Air Lines, Inc.
1,000,000 7.000%,  5/1/2025
a
1,025,123
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,970,822 4.500%,  10/20/2025
a
1,937,695
Mileage Plus Holdings, LLC
850,000 6.500%,  6/20/2027
a
847,263
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 2.700%,  11/1/2024
a
956,811
1,000,000 3.950%,  3/10/2025
a
971,069
800,000 1.200%,  11/15/2025
a
718,884
Southwest Airlines Company
350,000 5.250%,  5/4/2025 349,716
TTX Company
800,000 4.125%,  10/1/2023
a
796,509
Total 10,741,375
U.S. Government & Agencies (8.3%)
U.S. Treasury Bonds
6,900,000 3.500%,  2/15/2033 6,910,781
U.S. Treasury Notes
51,700,000 3.500%,  1/31/2028 51,429,383
8,500,000 4.000%,  10/31/2029 8,704,863
Total 67,045,027
Utilities (3.6%)
AES Corporation
1,700,000 3.300%,  7/15/2025
a
1,611,276
Alexander Funding Trust
2,500,000 1.841%,  11/15/2023
a
2,424,955
Ameren Corporation
250,000 2.500%,  9/15/2024 240,086
American Electric Power
Company, Inc.
1,075,000 1.000%,  11/1/2025 975,824
Berkshire Hathaway Energy
Company
575,000 4.050%,  4/15/2025 571,863
Constellation Energy Generation,
LLC
1,100,000 5.600%,  3/1/2028 1,132,015

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Utilities (3.6%) - continued
Dominion Energy, Inc.
$ 1,650,000 1.450%,  4/15/2026 $ 1,485,899
DTE Energy Company
750,000 2.529%,  10/1/2024 721,527
750,000 4.220%,  11/1/2024 741,556
Duke Energy Corporation
500,000 3.250%,  1/15/2082
c
372,375
915,000 0.900%,  9/15/2025 832,794
1,350,000 5.000%,  12/8/2025 1,359,072
Enel Finance International NV
1,000,000 6.800%,  10/14/2025
a
1,033,472
Entergy Corporation
870,000 0.900%,  9/15/2025 783,308
Exelon Corporation
725,000 5.150%,  3/15/2028 737,626
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,472,111
National Rural Utilities Cooperative
Finance Corporation
1,100,000 4.800%,  3/15/2028 1,110,499
1,150,000 4.750%,  4/30/2043
c
1,108,243
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
c,f
1,175,000
920,000 0.950%,  8/15/2025 836,967
OGE Energy Corporation
1,000,000 0.703%,  5/26/2023 992,980
Public Service Enterprise Group,
Inc.
1,000,000 2.875%,  6/15/2024 972,671
Sempra Energy
1,750,000 3.300%,  4/1/2025 1,693,695
Southern California Edison
Company
1,000,000 1.100%,  4/1/2024 961,224
Southern Company
900,000 4.000%,  1/15/2051
c
825,694
750,000 3.750%,  9/15/2051
c
629,130
Vistra Operations Company, LLC
2,000,000 5.125%,  5/13/2025
a
1,949,051
Total 28,750,913
Total Long-Term Fixed Income
(cost $832,174,039) 793,479,612
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
5,431,998 Thrivent Cash Management Trust 5,431,998
Total Collateral Held for
Securities Loaned
(cost $5,431,998) 5,431,998
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 11.172%
c
1,883,640
Total 1,883,640
Total Preferred Stock
(cost $1,821,600) 1,883,640
Shares or
Principal
Amount Short-Term Investments ( 1.4% ) Value
Federal Home Loan Bank Discount
Notes
4,825,000 4.350%, 4/3/2023
i
$ 4,825,000
100,000 4.575%, 4/4/2023
i,j
99,988
5,000,000 4.640%, 4/10/2023
i
4,995,619
900,000 4.650%, 5/15/2023
i,j
895,227
100,000 4.720%, 6/21/2023
i,j
98,976
Total Short-Term Investments
(cost $10,911,819) 10,914,810
Total Investments (cost
$850,339,456) 100.8% $811,710,060
Other Assets and Liabilities, Net
(0.8%) (6,179,889)
Total Net Assets 100.0% $805,530,171
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $324,907,506 or 40.3%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2023.
c Denotes variable rate securities. The rate shown is as of
March 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Limited Maturity Bond Portfolio as of March 31, 2023 was
$1,485,029 or 0.18% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of March 31, 2023.
Security
Acquisition
Date Cost
Upstart Securitization Trust,
6/20/2031 5/4/2021 $ 392,915
Upstart Securitization Trust,
7/20/2031 7/22/2021 1,113,549

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of March 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 5,256,898
Total lending $5,256,898
Gross amount payable upon return of
collateral for securities loaned $5,431,998
Net amounts due to counterparty $175,100
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR3M - CME Term SOFR 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 143,231,329 – 143,231,329 –
Basic Materials 9,557,937 – 9,557,937 –
Capital Goods 17,865,446 – 17,865,446 –
Collateralized Mortgage Obligations 75,867,884 – 75,867,884 –
Commercial Mortgage-Backed Securities 6,827,568 – 6,827,568 –
Communications Services 24,481,961 – 24,481,961 –
Consumer Cyclical 44,734,376 – 44,734,376 –
Consumer Non-Cyclical 47,812,916 – 47,812,916 –
Energy 38,681,361 – 38,681,361 –
Financials 237,330,154 – 237,330,154 –
Foreign Government 1,841,595 – 1,841,595 –
Mortgage-Backed Securities 4,676,903 – 4,676,903 –
Technology 34,032,867 – 34,032,867 –
Transportation 10,741,375 – 10,741,375 –
U.S. Government & Agencies 67,045,027 – 67,045,027 –
Utilities 28,750,913 – 28,750,913 –
Preferred Stock
Financials 1,883,640 1,883,640 – –
Short-Term Investments 10,914,810 – 10,914,810 –
Subtotal Investments in Securities $806,278,062 $1,883,640 $804,394,422 $–
Other Investments  * Total
Collateral Held for Securities Loaned 5,431,998
Subtotal Other Investments $5,431,998
Total Investments at Value $811,710,060
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $2,812 $9,274 $6,654 $5,432 5,432 0.7%
Total Collateral Held for Securities Loaned 2,812 5,432 0.7
Total Value $2,812 $5,432
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – $– $ – $15
Total Affiliated Income from Securities Loaned, Net $15
Total Value $– $– $ –

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.3% ) Value
Communications Services (12.1%)
2,262 Activision Blizzard, Inc. $ 193,605
234 Alphabet, Inc., Class C
a
24,336
25,090 AT&T, Inc. 482,982
8,830 BCE, Inc. 395,537
370 Charter Communications, Inc.
a
132,316
199,000 CITIC Telecom International
Holdings, Ltd. 81,152
10,067 Comcast Corporation 381,640
9,757 Deutsche Telekom AG 236,436
3,236 Electronic Arts, Inc. 389,776
5,400 KDDI Corporation 166,524
10,141 Koninklijke (Royal) KPN NV 35,834
21,000 Nintendo Company, Ltd. 815,674
25,450 Orange SA 302,352
663 Paradox Interactive AB 16,513
4,040 Proximus SA 39,068
4,362 Publicis Groupe SA 340,498
302 Rogers Communications, Inc. 13,997
7,600 SKY Perfect JSAT Holdings, Inc. 29,684
24,300 SoftBank Corporation 280,514
799 Swisscom AG 509,899
7,909 Telefonica Deutschland Holding
AG 24,346
44,736 Telefonica SA 192,671
21,738 TELUS Corporation 431,543
25,197 Verizon Communications, Inc. 979,911
Total 6,496,808
Consumer Discretionary (5.5%)
767 Advance Auto Parts, Inc. 93,275
28,714 Europris ASA
b
199,397
557 Ferrari NV 150,939
17,100 Heiwa Corporation 339,264
127 Hermes International 257,209
2,401 McDonald's Corporation 671,343
9,500 McDonald's Holdings Company
(Japan), Ltd. 394,954
2,280 Mobilezone Holding AG 37,294
14,700 Sekisui House, Ltd. 299,604
2,700 T-Gaia Corporation 34,037
235 Ulta Beauty, Inc.
a
128,232
109,500 Yamada Holdings Company, Ltd. 376,487
Total 2,982,035
Consumer Staples (14.8%)
1,160 Church & Dwight Company, Inc. 102,556
9,978 Coca-Cola Company 618,935
11,056 Colgate-Palmolive Company 830,858
3,999 Conagra Brands, Inc. 150,202
148 Dollar General Corporation 31,148
2,858 General Mills, Inc. 244,245
1,277 Hershey Company 324,882
3,017 J.M. Smucker Company 474,785
10,600 Japan Tobacco, Inc. 223,910
9,148 Koninklijke Ahold Delhaize NV 312,544
3,453 Kraft Heinz Company 133,528
13,599 Kroger Company 671,383
10,640 Mondelez International, Inc. 741,821
3,296 Nestle SA 401,883
4,325 PepsiCo, Inc. 788,447
2,527 Procter & Gamble Company 375,740
205,400 Sheng Siong Group, Ltd. 261,063
4,310 Tyson Foods, Inc. 255,669
Shares Common Stock (98.3%) Value
Consumer Staples (14.8%) - continued
6,773 Walmart, Inc. $ 998,679
Total 7,942,278
Energy (1.4%)
15,308 Equinor ASA 435,182
10,085 Williams Companies, Inc. 301,138
Total 736,320
Financials (12.5%)
587 Aon plc 185,075
1,449 Assurant, Inc. 173,981
16,841 Bank Leumi Le-Israel BM 127,399
784 Bank of Nova Scotia 39,487
1,267 Berkshire Hathaway, Inc.
a
391,212
246,000 BOC Hong Kong (Holdings), Ltd. 765,861
3,967 Cboe Global Markets, Inc. 532,530
1,019 Citigroup, Inc. 47,781
3,728 CME Group, Inc. 713,986
464 FactSet Research Systems, Inc. 192,602
564 Fidelity National Information
Services, Inc. 30,642
3,400 Global Payments, Inc. 357,816
6,224 Hartford Financial Services Group,
Inc. 433,751
1,182 Intercontinental Exchange, Inc. 123,271
2,758 Jack Henry & Associates, Inc. 415,686
4,439 Julius Baer Group, Ltd. 303,221
2,301 Laurentian Bank of Canada 54,158
1,690 Marsh & McLennan Companies,
Inc. 281,469
933 Mastercard, Inc. 339,061
19,700 Matsui Securities Company, Ltd. 116,459
120,500 Mitsubishi HC Capital, Inc. 622,232
7,910 Mizrahi Tefahot Bank, Ltd. 247,969
151 PayPal Holdings, Inc.
a
11,467
91 Toronto-Dominion Bank 5,451
953 Visa, Inc. 214,863
246 Zions Bancorp NA 7,363
Total 6,734,793
Health Care (19.9%)
168 Abbott Laboratories 17,012
1,330 Agilent Technologies, Inc. 183,992
995 Amgen, Inc. 240,541
5,288 Baxter International, Inc. 214,481
110 Biogen, Inc.
a
30,583
403 BioMarin Pharmaceutical, Inc.
a
39,188
1,611 Bio-Techne Corporation 119,520
449 Bristol-Myers Squibb Company 31,120
6,371 Centene Corporation
a
402,711
1,690 Enanta Pharmaceuticals, Inc.
a
68,344
8,240 Galenica AG
b
697,086
14,548 Gilead Sciences, Inc. 1,207,048
18,610 GSK plc 328,824
1,009 Incyte Corporation
a
72,920
8,668 Johnson & Johnson 1,343,540
2,700 Kaken Pharmaceutical Company,
Ltd. 75,391
9,779 Merck & Company, Inc. 1,040,388
510 Merck KGaA 95,082
61 Molina Healthcare, Inc.
a
16,317
615 Novartis AG 56,468
5,616 Novo Nordisk AS 891,941
1,797 Pfizer, Inc. 73,318
953 Quest Diagnostics, Inc. 134,830

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.3%) Value
Health Care (19.9%) - continued
48,100 Raffles Medical Group, Ltd. $ 53,931
624 Regeneron Pharmaceuticals, Inc.
a
512,722
568 Roche Holding AG, Bearer Shares 170,679
2,731 Roche Holding AG, Participation
Certificates 780,363
7,111 Sanofi 771,396
1,500 Takeda Pharmaceutical Company,
Ltd. 49,265
498 UnitedHealth Group, Inc. 235,350
2,251 Vertex Pharmaceuticals, Inc.
a
709,223
219 Ypsomed Holding AG 46,134
Total 10,709,708
Industrials (10.4%)
1,242 3M Company 130,547
1,035 Automatic Data Processing, Inc. 230,422
6,600 BellSystem24 Holdings, Inc. 72,141
25,173 Cia de Distribucion Integral
Logista Holdings SA 628,132
6,982 Computershare, Ltd. 101,415
3,200 COMSYS Holdings Corporation 59,101
10,715 CSX Corporation 320,807
11,900 EXEO Group, Inc. 215,400
4,776 Expeditors International of
Washington, Inc. 525,933
486 Forrester Research, Inc.
a
15,722
35 JB Hunt Transport Services, Inc. 6,141
9,800 Kamigumi Company, Ltd. 205,881
46,600 Kandenko Company, Ltd. 329,195
188 Kuehne & Nagel International AG 55,993
12,400 Nikkon Holdings Company, Ltd. 232,374
558 Norfolk Southern Corporation 118,296
11,479 OC Oerlikon Corporation AG 65,089
449 Paychex, Inc. 51,451
1,571 Republic Services, Inc. 212,431
1,130 Robert Half International, Inc. 91,044
7,597 Thomson Reuters Corporation 988,425
1,276 Trex Company, Inc.
a
62,103
330 Union Pacific Corporation 66,416
246 United Parcel Service, Inc. 47,721
4,628 Waste Management, Inc. 755,151
Total 5,587,331
Information Technology (10.6%)
596 Accenture plc 170,343
405 Adobe, Inc.
a
156,075
3,442 Akamai Technologies, Inc.
a
269,508
6,700 Amano Corporation 126,587
913 Apple, Inc. 150,554
2,660 Arista Networks, Inc.
a
446,507
1,307 Cadence Design Systems, Inc.
a
274,588
2,200 Canon, Inc. 48,994
2,216 Check Point Software
Technologies, Ltd.
a
288,080
9,021 Cisco Systems, Inc. 471,573
869 F5, Inc.
a
126,605
600 ITOCHU Techno-Solutions
Corporation 14,784
4,261 Keysight Technologies, Inc.
a
688,066
8,100 Kyocera Corporation 422,544
997 Motorola Solutions, Inc. 285,272
8,200 NEC Networks & System
Integration Corporation 100,170
2,524 NetApp, Inc. 161,157
652 NICE, Ltd.
a
148,524
Shares Common Stock (98.3%) Value
Information Technology (10.6%) - continued
701 QUALCOMM, Inc. $ 89,433
44 Roper Industries, Inc. 19,390
390 ServiceNow, Inc.
a
181,241
1,670 Splunk, Inc.
a
160,120
3,523 Texas Instruments, Inc. 655,313
1,200 Tokyo Electron, Ltd. 146,599
369 VeriSign, Inc.
a
77,981
Total 5,680,008
Materials (2.9%)
3,300 Franco-Nevada Corporation 481,140
1,074 HeidelbergCement AG 78,421
1,390 Holcim, Ltd. 89,643
15,153 Newmont Corporation 742,800
1,518 Vidrala SA 166,255
Total 1,558,259
Real Estate (1.2%)
10,800 Daiwa House Industry Company,
Ltd. 254,462
955 Public Storage, Inc. 288,544
14,500 Swire Pacific, Ltd. 111,432
Total 654,438
Utilities (7.0%)
327 BKW FMB Energie 51,414
2,000 CLP Holdings, Ltd. 14,452
11,265 Consolidated Edison, Inc. 1,077,723
1,096 Dominion Energy, Inc. 61,277
5,858 Edison International, Inc. 413,516
14,846 Enel SPA 90,545
4,093 Entergy Corporation 440,980
8,240 Evergy, Inc. 503,629
2,140 Fortis, Inc. 90,968
57,000 Hong Kong and China Gas
Company, Ltd. 50,183
6,300 Kyushu Electric Power Company,
Inc.
a
36,002
14,457 NiSource, Inc. 404,218
162 Pinnacle West Capital Corporation 12,837
31,500 Power Assets Holdings, Ltd. 168,992
2,367 Sempra Energy 357,796
Total 3,774,532
Total Common Stock
(cost $48,308,841) 52,856,510
Shares Short-Term Investments ( 1.3% ) Value
Thrivent Core Short-Term Reserve
Fund
70,883 5.190% 708,827
Total Short-Term Investments
(cost $708,827) 708,827
Total Investments (cost
$49,017,668) 99.6% $53,565,337
Other Assets and Liabilities, Net
0.4% 227,770
Total Net Assets 100.0% $53,793,107

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $896,483 or 1.7% of total net assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,496,808 2,584,566 3,912,242 –
Consumer Discretionary 2,982,035 892,850 2,089,185 –
Consumer Staples 7,942,278 6,742,878 1,199,400 –
Energy 736,320 301,138 435,182 –
Financials 6,734,793 4,452,556 2,282,237 –
Health Care 10,709,708 6,693,148 4,016,560 –
Industrials 5,587,331 2,634,185 2,953,146 –
Information Technology 5,680,008 4,671,806 1,008,202 –
Materials 1,558,259 1,223,940 334,319 –
Real Estate 654,438 288,544 365,894 –
Utilities 3,774,532 3,271,976 502,556 –
Subtotal Investments in Securities $52,856,510 $33,757,587 $19,098,923 $–
Other Investments  * Total
Affiliated Short-Term Investments 708,827
Subtotal Other Investments $708,827
Total Investments at Value $53,565,337
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 24,328 24,328 – –
Total Asset Derivatives $24,328 $24,328 $– $–
The following table presents Low Volatility Equity Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling $93,963 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex MSCI World Index 7 June 2023 $ 583,762 $ 24,328
Total Futures Long Contracts $ 583,762 $ 24,328
Total Futures Contracts $ 583,762 $24,328

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $274 $1,966 $1,531 $709 71 1.3%
Total Affiliated Short-Term Investments 274 709 1.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 707 707 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $274 $709
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $4
Total Income/Non Income Cash from Affiliated
Investments $4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95.2% ) Value
Communications Services (2.1%)
8,565 Ziff Davis, Inc.
a
$ 668,498
27,293 ZoomInfo Technologies, Inc.
a
674,410
Total 1,342,908
Consumer Discretionary (12.3%)
8,896 Aptiv plc
a
998,042
4,147 Burlington Stores, Inc.
a
838,109
678 Chipotle Mexican Grill, Inc.
a
1,158,221
5,925 Five Below, Inc.
a
1,220,372
2,172 Lithia Motors, Inc. 497,236
190 NVR, Inc.
a
1,058,716
10,899 Planet Fitness, Inc.
a
846,525
1,192 Ulta Beauty, Inc.
a
650,439
7,598 Wyndham Hotels & Resorts, Inc. 515,524
Total 7,783,184
Consumer Staples (3.5%)
3,407 Casey's General Stores, Inc. 737,479
5,141 Celsius Holdings, Inc.
a
477,805
9,743 Lamb Weston Holdings, Inc. 1,018,338
Total 2,233,622
Energy (2.0%)
7,962 Matador Resources Company 379,389
67,392 TechnipFMC plc
a
919,901
Total 1,299,290
Financials (9.3%)
5,244 Arthur J. Gallagher & Company 1,003,230
19,836 Columbia Banking System, Inc. 424,887
4,266 Kinsale Capital Group, Inc. 1,280,440
2,312 MSCI, Inc. 1,294,003
8,213 PayPal Holdings, Inc.
a
623,695
8,818 Tradeweb Markets, Inc. 696,798
15,494 Western Alliance Bancorp 550,657
Total 5,873,710
Health Care (17.9%)
2,208 Argenx SE ADR
a
822,657
3,215 Ascendis Pharma AS ADR
a
344,712
26,016 Avantor, Inc.
a
549,978
10,656 Bio-Techne Corporation 790,569
2,324 Cooper Companies, Inc. 867,689
9,913 Dexcom, Inc.
a
1,151,692
10,132 Edwards Lifesciences Corporation
a
838,220
5,440 Immunocore Holdings plc ADR
a
268,954
2,297 Inspire Medical Systems, Inc.
a
537,659
3,781 Insulet Corporation
a
1,205,988
42,074 Maravai LifeSciences Holdings,
Inc.
a
589,457
20,828 Progyny, Inc.
a
668,995
37,363 R1 RCM, Inc.
a
560,445
3,279 Repligen Corporation
a
552,052
3,687 Sarepta Therapeutics, Inc.
a
508,179
1,740 ShockWave Medical, Inc.
a
377,284
4,242 Zoetis, Inc. 706,039
Total 11,340,569
Industrials (15.6%)
6,351 Advanced Drainage Systems, Inc. 534,818
6,554 ASGN, Inc.
a
541,819
3,273 Carlisle Companies, Inc. 739,927
5,487 Chart Industries, Inc.
a
688,070
31,989 Driven Brands Holdings, Inc.
a
969,587
Shares Common Stock (95.2%) Value
Industrials (15.6%) - continued
37,883 Howmet Aerospace, Inc. $ 1,605,103
5,191 Middleby Corporation
a
761,052
1,976 Old Dominion Freight Line, Inc. 673,500
7,118 Regal Rexnord Corporation 1,001,716
3,858 Ritchie Brothers Auctioneers, Inc. 217,167
940 Saia, Inc.
a
255,755
12,880 TransUnion 800,363
23,265 WillScot Mobile Mini Holdings
Corporation
a
1,090,663
Total 9,879,540
Information Technology (25.7%)
7,886 Amphenol Corporation 644,444
5,581 Arista Networks, Inc.
a
936,827
5,455 BILL Holdings, Inc.
a
442,619
14,744 Calix, Inc.
a
790,131
15,354 Cognex Corporation 760,791
7,310 Entegris, Inc. 599,493
2,001 EPAM Systems, Inc.
a
598,299
10,122 Five9, Inc.
a
731,719
1,365 HubSpot, Inc.
a
585,244
1,641 Lam Research Corporation 869,927
9,942 Lattice Semiconductor
Corporation
a
949,461
1,841 Monolithic Power Systems, Inc. 921,494
6,655 Palo Alto Networks, Inc.
a
1,329,270
2,550 Paycom Software, Inc.
a
775,225
8,479 PTC, Inc.
a
1,087,262
17,615 Sprout Social, Inc.
a
1,072,401
3,299 Synopsys, Inc.
a
1,274,239
3,040 Tyler Technologies, Inc.
a
1,078,106
2,372 Universal Display Corporation 367,968
7,373 Wolfspeed, Inc.
a
478,876
Total 16,293,796
Materials (4.1%)
7,492 AptarGroup, Inc. 885,480
2,057 Martin Marietta Materials, Inc. 730,358
10,948 RPM International, Inc. 955,104
Total 2,570,942
Real Estate (2.7%)
6,642 CBRE Group, Inc.
a
483,604
7,250 Regency Centers Corporation 443,555
1,890 SBA Communications Corporation 493,422
7,372 Zillow Group, Inc.
a
322,157
Total 1,742,738
Total Common Stock
(cost $56,800,229) 60,360,299
Shares
Registered Investment
Companies ( 1.8% ) Value
Unaffiliated  (1.8%)
8,194 Communication Services Select
Sector SPDR Fund 475,006
1,853 SPDR S&P Biotech ETF
a
141,217
3,958 SPDR S&P Oil & Gas Exploration
ETF
b
505,001
Total 1,121,224
Total Registered Investment
Companies (cost $974,547) 1,121,224

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
476,375 Thrivent Cash Management Trust $ 476,375
Total Collateral Held for
Securities Loaned
(cost $476,375) 476,375
Shares Short-Term Investments ( 3.2% ) Value
Thrivent Core Short-Term Reserve
Fund
203,675 5.190% 2,036,747
Total Short-Term Investments
(cost $2,036,747) 2,036,747
Total Investments (cost
$60,287,898) 101.0% $63,994,645
Other Assets and Liabilities, Net
(1.0%) (624,597)
Total Net Assets 100.0% $63,370,048
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of March 31, 2023:
Securities Lending Transactions
Common Stock $ 472,083
Total lending $472,083
Gross amount payable upon return of
collateral for securities loaned $476,375
Net amounts due to counterparty $4,292
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,342,908 1,342,908 – –
Consumer Discretionary 7,783,184 7,783,184 – –
Consumer Staples 2,233,622 2,233,622 – –
Energy 1,299,290 1,299,290 – –
Financials 5,873,710 5,873,710 – –
Health Care 11,340,569 11,340,569 – –
Industrials 9,879,540 9,879,540 – –
Information Technology 16,293,796 16,293,796 – –
Materials 2,570,942 2,570,942 – –
Real Estate 1,742,738 1,742,738 – –
Registered Investment Companies
Unaffiliated 1,121,224 1,121,224 – –
Subtotal Investments in Securities $61,481,523 $61,481,523 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 2,036,747
Collateral Held for Securities Loaned 476,375
Subtotal Other Investments $2,513,122
Total Investments at Value $63,994,645
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $2,063 $5,535 $5,561 $2,037 204 3.2%
Total Affiliated Short-Term Investments 2,063 2,037 3.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 4,318 3,842 476 476 0.8
Total Collateral Held for Securities Loaned – 476 0.8
Total Value $2,063 $2,513
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $14
Total Income/Non Income Cash from Affiliated
Investments $14
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.7% ) Value
Communications Services (2.0%)
1,272 Cable One, Inc. $ 892,944
58,839 Frontier Communications Parent,
Inc.
a
1,339,764
33,158 Iridium Communications, Inc. 2,053,475
11,297 John Wiley and Sons, Inc. 437,985
43,449 New York Times Company 1,689,297
9,951 Nexstar Media Group, Inc. 1,718,140
58,881 Tegna, Inc. 995,678
27,653 Tripadvisor, Inc.
a
549,188
11,440 World Wrestling Entertainment,
Inc. 1,044,014
12,454 Ziff Davis, Inc.
a
972,035
Total 11,692,520
Consumer Discretionary (15.0%)
25,173 Adient plc
a
1,031,086
68,751 Aramark 2,461,286
20,471 Autoliv, Inc. 1,911,173
9,027 AutoNation, Inc.
a
1,212,868
20,934 Boyd Gaming Corporation 1,342,288
19,135 Brunswick Corporation 1,569,070
33,176 Capri Holdings, Ltd.
a
1,559,272
10,071 Carter's, Inc. 724,306
7,314 Choice Hotels International, Inc. 857,128
8,686 Churchill Downs, Inc. 2,232,736
9,344 Columbia Sportswear Company 843,203
16,295 Crocs, Inc.
a
2,060,340
33,670 Dana, Inc. 506,734
6,956 Deckers Outdoor Corporation
a
3,127,070
15,792 Dick's Sporting Goods, Inc. 2,240,727
14,651 Five Below, Inc.
a
3,017,667
20,934 Foot Locker, Inc. 830,870
11,155 Fox Factory Holding Corporation
a
1,353,882
66,716 GameStop Corporation
a,b
1,535,802
55,877 Gap, Inc. 561,005
61,908 Gentex Corporation 1,735,281
74,649 Goodyear Tire & Rubber
Company
a
822,632
1,013 Graham Holdings Company 603,586
8,094 Grand Canyon Education, Inc.
a
921,907
40,187 H&R Block, Inc. 1,416,592
35,107 Harley-Davidson, Inc. 1,333,013
6,332 Helen of Troy, Ltd.
a
602,616
20,952 Hilton Grand Vacations, Inc.
a
930,897
21,542 KB Home 865,558
29,158 Kohl's Corporation 686,379
15,605 Lear Corporation 2,176,741
34,994 Leggett & Platt, Inc. 1,115,609
24,721 Light and Wonder, Inc.
a
1,484,496
7,215 Lithia Motors, Inc. 1,651,730
71,548 Macy's, Inc. 1,251,375
10,113 Marriott Vacations Worldwide
Corporation 1,363,839
93,529 Mattel, Inc.
a
1,721,869
5,281 Murphy USA, Inc. 1,362,762
29,573 Nordstrom, Inc.
b
481,153
15,276 Ollie's Bargain Outlet Holdings,
Inc.
a
885,091
8,484 Papa John's International, Inc. 635,706
40,937 PENN Entertainment, Inc.
a
1,214,191
14,378 Polaris, Inc. 1,590,638
16,724 PVH Corporation 1,491,112
4,930 RH
a
1,200,702
40,591 Service Corporation International 2,791,849
35,420 Skechers USA, Inc.
a
1,683,158
Shares Common Stock (98.7%) Value
Consumer Discretionary (15.0%) - continued
28,594 Taylor Morrison Home Corporation
a
$ 1,094,006
44,970 Tempur Sealy International, Inc. 1,775,865
17,659 Texas Roadhouse, Inc. 1,908,232
14,124 Thor Industries, Inc. 1,124,835
27,138 Toll Brothers, Inc. 1,629,094
8,438 TopBuild Corporation
a
1,756,285
36,587 Topgolf Callaway Brands
Corporation
a
791,011
21,451 Travel + Leisure Company 840,879
49,800 Under Armour, Inc., Class A
a
472,602
50,030 Under Armour, Inc., Class C
a
426,756
21,331 Victoria's Secret & Company
a
728,454
7,427 Visteon Corporation
a
1,164,776
44,976 Wendy's Company 979,577
17,568 Williams-Sonoma, Inc. 2,137,323
7,895 Wingstop, Inc. 1,449,364
23,309 Wyndham Hotels & Resorts, Inc. 1,581,516
22,761 YETI Holdings, Inc.
a
910,440
Total 85,770,010
Consumer Staples (4.3%)
35,251 BellRing Brands, Inc.
a
1,198,534
35,478 BJ's Wholesale Club Holdings,
Inc.
a
2,698,812
2,488 Boston Beer Company, Inc.
a
817,806
9,833 Casey's General Stores, Inc. 2,128,451
10,662 Celsius Holdings, Inc.
a
990,926
1,215 Coca-Cola Consolidated, Inc. 650,122
96,753 Coty, Inc.
a
1,166,841
42,297 Darling Ingredients, Inc.
a
2,470,145
17,531 Energizer Holdings, Inc. 608,326
50,705 Flowers Foods, Inc. 1,389,824
23,362 Grocery Outlet Holding
Corporation
a
660,210
17,337 Ingredion, Inc. 1,763,693
5,239 Lancaster Colony Corporation 1,062,888
41,206 Performance Food Group
Company
a
2,486,370
11,857 Pilgrim's Pride Corporation
a
274,845
14,150 Post Holdings, Inc.
a
1,271,661
27,935 Sprouts Farmers Markets, Inc.
a
978,563
54,009 US Foods Holding Corporation
a
1,995,092
Total 24,613,109
Energy (3.8%)
88,393 Antero Midstream Corporation 927,243
72,871 Antero Resources Corporation
a
1,682,591
52,422 ChampionX Corporation 1,422,209
10,980 Chord Energy Corporation 1,477,908
44,898 CNX Resources Corporation
a
719,266
25,533 DT Midstream, Inc. 1,260,564
114,214 Equitrans Midstream Corporation 660,157
35,493 HF Sinclair Corporation 1,717,151
29,625 Matador Resources Company 1,411,631
38,564 Murphy Oil Corporation 1,426,097
103,664 NOV, Inc. 1,918,821
30,163 PBF Energy, Inc. 1,307,868
24,318 PDC Energy, Inc. 1,560,729
63,769 Range Resources Corporation 1,687,965
291,243 Southwestern Energy Company
a
1,456,215
15,872 Valaris, Ltd.
a
1,032,632
Total 21,669,047
Financials (14.4%)
9,941 Affiliated Managers Group, Inc. 1,415,797

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.7%) Value
Financials (14.4%) - continued
18,438 American Financial Group, Inc. $ 2,240,217
123,590 Annaly Capital Management, Inc. 2,361,805
39,681 Associated Banc-Corp 713,464
10,513 Bank of Hawaii Corporation 547,517
29,068 Bank OZK 994,126
18,019 Brighthouse Financial, Inc.
a
794,818
48,146 Cadence Bank 999,511
19,197 Cathay General Bancorp 662,680
30,176 CNO Financial Group, Inc. 669,605
54,884 Columbia Banking System, Inc. 1,175,615
30,019 Commerce Bancshares, Inc. 1,751,609
16,985 Cullen/Frost Bankers, Inc. 1,789,200
37,197 East West Bancorp, Inc. 2,064,434
28,418 Essent Group, Ltd. 1,138,141
12,434 Euronet Worldwide, Inc.
a
1,391,365
9,430 Evercore, Inc. 1,088,033
95,131 F.N.B. Corporation 1,103,520
22,310 Federated Hermes, Inc. 895,523
27,325 First American Financial
Corporation 1,520,910
34,256 First Financial Bankshares, Inc. 1,092,766
141,615 First Horizon Corporation 2,517,915
9,896 FirstCash Holdings, Inc. 943,782
44,231 Fulton Financial Corporation 611,272
29,235 Glacier Bancorp, Inc. 1,228,162
22,615 Hancock Whitney Corporation 823,186
9,395 Hanover Insurance Group, Inc. 1,207,258
49,930 Home BancShares, Inc. 1,083,980
27,149 Interactive Brokers Group, Inc. 2,241,421
13,933 International Bancshares
Corporation 596,611
34,975 Janus Henderson Group plc 931,734
47,749 Jefferies Financial Group, Inc. 1,515,553
16,880 Kemper Corporation 922,661
5,726 Kinsale Capital Group, Inc. 1,718,659
77,439 MGIC Investment Corporation 1,039,231
26,760 Navient Corporation 427,892
179,778 New York Community Bancorp,
Inc. 1,625,193
77,299 Old National Bancorp 1,114,652
72,797 Old Republic International
Corporation 1,817,741
31,067 PacWest Bancorp
b
302,282
20,189 Pinnacle Financial Partners, Inc. 1,113,625
9,738 Primerica, Inc. 1,677,273
24,098 Prosperity Bancshares, Inc. 1,482,509
17,596 Reinsurance Group of America,
Inc. 2,336,045
11,538 RenaissanceRe Holdings, Ltd. 2,311,523
10,680 RLI Corporation 1,419,479
26,909 SEI Investments Company 1,548,613
15,924 Selective Insurance Group, Inc. 1,518,035
63,522 SLM Corporation 787,038
19,977 SouthState Corporation 1,423,561
81,701 Starwood Property Trust, Inc. 1,445,291
27,802 Stifel Financial Corporation 1,642,820
38,395 Synovus Financial Corporation 1,183,718
12,728 Texas Capital Bancshares, Inc.
a
623,163
11,477 UMB Financial Corporation 662,452
35,434 United Bankshares, Inc. 1,247,277
49,352 Unum Group 1,952,365
110,918 Valley National Bancorp 1,024,882
25,599 Voya Financial, Inc. 1,829,305
45,922 Webster Financial Corporation 1,810,245
98,569 Western Union Company 1,099,044
Shares Common Stock (98.7%) Value
Financials (14.4%) - continued
11,505 WEX, Inc.
a
$ 2,115,655
16,036 Wintrust Financial Corporation 1,169,826
Total 82,503,585
Health Care (9.3%)
24,009 Acadia Healthcare Company, Inc.
a
1,734,650
8,575 Amedisys, Inc.
a
630,691
28,584 Arrowhead Research Corporation
a
726,034
18,237 Azenta, Inc.
a
813,735
26,395 Bruker Corporation 2,080,982
3,924 Chemed Corporation 2,110,131
26,335 Encompass Health Corporation 1,424,723
12,575 Enovis Corporation
a
672,637
43,070 Envista Holdings Corporation
a
1,760,702
85,529 Exelixis, Inc.
a
1,660,118
20,547 Globus Medical, Inc.
a
1,163,782
13,314 Haemonetics Corporation
a
1,101,733
35,684 Halozyme Therapeutics, Inc.
a
1,362,772
22,337 HealthEquity, Inc.
a
1,311,405
5,316 ICU Medical, Inc.
a
876,927
12,743 Inari Medical, Inc.
a
786,753
19,176 Integra LifeSciences Holdings
Corporation
a
1,100,894
16,617 Jazz Pharmaceuticals, Inc.
a
2,431,566
18,165 Lantheus Holdings, Inc.
a
1,499,702
14,125 LivaNova plc
a
615,567
12,763 Masimo Corporation
a
2,355,284
6,648 Medpace Holdings, Inc.
a
1,250,156
57,045 Neogen Corporation
a
1,056,473
25,490 Neurocrine Biosciences, Inc.
a
2,580,098
11,783 Omnicell, Inc.
a
691,309
44,165 Option Care Health, Inc.
a
1,403,122
22,799 Patterson Companies, Inc. 610,329
10,023 Penumbra, Inc.
a
2,793,310
35,532 Perrigo Company plc 1,274,533
19,855 Progyny, Inc.
a
637,743
14,118 QuidelOrtho Corporation
a
1,257,773
36,274 R1 RCM, Inc.
a
544,110
13,627 Repligen Corporation
a
2,294,242
9,538 ShockWave Medical, Inc.
a
2,068,125
26,058 Sotera Health Company
a
466,699
12,722 STAAR Surgical Company
a
813,572
27,157 Syneos Health, Inc.
a
967,332
28,534 Tenet Healthcare Corporation
a
1,695,490
12,028 United Therapeutics Corporation
a
2,693,791
Total 53,318,995
Industrials (21.6%)
8,458 Acuity Brands, Inc. 1,545,530
16,507 Advanced Drainage Systems, Inc. 1,390,055
36,670 AECOM 3,092,014
16,340 AGCO Corporation 2,209,168
13,169 ASGN, Inc.
a
1,088,681
6,566 Avis Budget Group, Inc.
a
1,279,057
17,842 Axon Enterprise, Inc.
a
4,011,774
12,258 Brink's Company 818,834
38,841 Builders FirstSource, Inc.
a
3,448,304
6,204 CACI International, Inc.
a
1,838,121
13,648 Carlisle Companies, Inc. 3,085,403
11,231 Chart Industries, Inc.
a
1,408,367
13,272 Clean Harbors, Inc.
a
1,892,056
11,268 Concentrix Corporation 1,369,625
12,594 Crane Holdings, Company 1,429,419
10,110 Curtiss-Wright Corporation 1,781,989
32,114 Donaldson Company, Inc. 2,098,329

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.7%) Value
Industrials (21.6%) - continued
12,577 EMCOR Group, Inc. $ 2,044,894
10,781 EnerSys 936,653
13,635 ESAB Corporation 805,420
8,726 ExlService Holdings, Inc.
a
1,412,129
13,364 Exponent, Inc. 1,332,257
34,492 Flowserve Corporation 1,172,728
37,498 Fluor Corporation
a
1,159,063
33,844 Fortune Brands Innovations, Inc. 1,987,658
9,084 FTI Consulting, Inc.
a
1,792,727
9,290 GATX Corporation 1,022,086
44,413 Genpact, Ltd. 2,052,769
44,476 Graco, Inc. 3,247,193
31,310 GXO Logistics, Inc.
a
1,579,903
42,543 Hertz Global Holdings, Inc.
a
693,026
22,243 Hexcel Corporation 1,518,085
14,146 Hubbell, Inc. 3,441,863
9,390 Insperity, Inc. 1,141,355
21,825 ITT Corporation 1,883,498
85,474 JetBlue Airways Corporation
a
622,251
36,207 KBR, Inc. 1,993,195
15,807 Kirby Corporation
a
1,101,748
42,409 Knight-Swift Transportation
Holdings, Inc. 2,399,501
9,481 Landstar System, Inc. 1,699,564
8,518 Lennox International, Inc. 2,140,403
15,237 Lincoln Electric Holdings, Inc. 2,576,577
13,342 ManpowerGroup, Inc. 1,101,115
15,637 MasTec, Inc.
a
1,476,758
16,038 Maximus, Inc. 1,262,191
53,666 MDU Resources Group, Inc. 1,635,740
15,335 Mercury Systems, Inc.
a
783,925
14,220 Middleby Corporation
a
2,084,794
9,724 MSA Safety, Inc. 1,298,154
12,488 MSC Industrial Direct Company,
Inc. 1,048,992
43,964 nVent Electric plc 1,887,814
17,258 Oshkosh Corporation 1,435,521
24,664 Owens Corning, Inc. 2,362,811
17,458 Regal Rexnord Corporation 2,456,864
13,262 Ryder System, Inc. 1,183,501
6,984 Saia, Inc.
a
1,900,207
14,417 Science Applications International
Corporation 1,549,251
11,242 Simpson Manufacturing Company,
Inc. 1,232,573
24,328 Stericycle, Inc.
a
1,060,944
22,524 SunPower Corporation
a,b
311,732
56,240 Sunrun, Inc.
a
1,133,236
17,814 Terex Corporation 861,841
14,047 Tetra Tech, Inc. 2,063,645
17,470 Timken Company 1,427,648
27,625 Toro Company 3,070,795
28,961 Trex Company, Inc.
a
1,409,532
16,267 UFP Industries, Inc. 1,292,739
43,061 Univar Solutions, Inc.
a
1,508,427
5,630 Valmont Industries, Inc. 1,797,546
5,883 Vicor Corporation
a
276,148
8,778 Watsco, Inc. 2,792,809
7,209 Watts Water Technologies, Inc. 1,213,419
15,517 Werner Enterprises, Inc. 705,868
15,763 Woodward, Inc. 1,534,843
30,349 XPO, Inc.
a
968,133
Total 123,672,788
Shares Common Stock (98.7%) Value
Information Technology (10.2%)
29,656 ACI Worldwide, Inc.
a
$ 800,119
17,184 Allegro MicroSystems, Inc.
a
824,660
26,507 Amkor Technology, Inc. 689,712
15,382 Arrow Electronics, Inc.
a
1,920,750
7,692 Aspen Technology, Inc.
a
1,760,468
24,116 Avnet, Inc. 1,090,043
11,297 Belden, Inc. 980,241
11,771 Blackbaud, Inc.
a
815,730
15,025 Calix, Inc.
a
805,190
39,168 Ciena Corporation
a
2,057,103
14,583 Cirrus Logic, Inc.
a
1,595,089
45,637 Cognex Corporation 2,261,313
36,673 Coherent Corporation
a
1,396,508
11,758 CommVault Systems, Inc.
a
667,149
57,212 Dynatrace Holdings, LLC
a
2,420,068
14,601 Envestnet, Inc.
a
856,641
8,485 IPG Photonics Corporation
a
1,046,285
35,172 Jabil, Inc. 3,100,764
54,036 Kyndryl Holdings, Inc.
a
797,571
36,171 Lattice Semiconductor
Corporation
a
3,454,331
6,533 Littelfuse, Inc. 1,751,432
18,078 Lumentum Holdings, Inc.
a
976,393
13,627 MACOM Technology Solutions
Holdings, Inc.
a
965,337
16,493 Manhattan Associates, Inc.
a
2,553,941
15,094 MKS Instruments, Inc. 1,337,630
34,458 National Instruments Corporation 1,805,944
36,419 NCR Corporation
a
859,124
9,419 Novanta, Inc.
a
1,498,469
10,891 Paylocity Holding Corporation
a
2,164,913
15,039 Power Integrations, Inc. 1,272,901
9,123 Qualys, Inc.
a
1,186,172
8,418 Silicon Laboratories, Inc.
a
1,473,908
4,243 SiTime Corporation
a
603,482
12,315 Super Micro Computer, Inc.
a
1,312,163
10,397 Synaptics, Inc.
a
1,155,627
11,074 TD SYNNEX Corporation 1,071,852
26,866 Teradata Corporation
a
1,082,162
11,469 Universal Display Corporation 1,779,186
34,194 Vishay Intertechnology, Inc. 773,468
41,696 Vontier Corporation 1,139,969
32,835 Wolfspeed, Inc.
a
2,132,633
29,600 Xerox Holdings Corporation 455,840
Total 58,692,281
Materials (6.9%)
46,703 Alcoa Corporation 1,987,680
17,229 AptarGroup, Inc. 2,036,296
13,177 Ashland, Inc. 1,353,410
22,561 Avient Corporation 928,611
58,218 Axalta Coating Systems, Ltd.
a
1,763,423
14,864 Cabot Corporation 1,139,177
39,147 Chemours Company 1,172,061
135,992 Cleveland-Cliffs, Inc.
a
2,492,733
30,910 Commercial Metals Company 1,511,499
9,514 Eagle Materials, Inc. 1,396,180
6,758 Greif, Inc. 428,254
9,271 Ingevity Corporation
a
663,062
18,921 Louisiana-Pacific Corporation 1,025,707
24,365 MP Materials Corporation
a
686,849
1,767 NewMarket Corporation 644,920
32,471 Olin Corporation 1,802,141
15,489 Reliance Steel & Aluminum
Company 3,976,646

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.7%) Value
Materials (6.9%) - continued
17,324 Royal Gold, Inc. $ 2,247,096
34,068 RPM International, Inc. 2,972,092
10,780 Scotts Miracle-Gro Company 751,797
11,094 Sensient Technologies Corporation 849,357
22,078 Silgan Holdings, Inc. 1,184,926
25,734 Sonoco Products Company 1,569,774
59,802 United States Steel Corporation 1,560,832
45,375 Valvoline, Inc. 1,585,403
9,088 Westlake Corporation 1,054,026
8,002 Worthington Industries, Inc. 517,329
Total 39,301,281
Real Estate (7.5%)
23,375 Agree Realty Corporation 1,603,759
39,251 Apartment Income REIT
Corporation 1,405,578
79,149 Brixmor Property Group, Inc. 1,703,286
29,669 Corporate Office Properties Trust 703,452
39,990 Cousins Properties, Inc. 854,986
59,267 CubeSmart 2,739,321
46,392 Douglas Emmett, Inc. 572,013
11,500 EastGroup Properties, Inc. 1,901,180
19,799 EPR Properties 754,342
34,871 First Industrial Realty Trust, Inc. 1,855,137
100,436 Healthcare Realty Trust, Inc. 1,941,428
27,766 Highwoods Properties, Inc. 643,894
59,073 Independence Realty Trust, Inc. 946,940
12,526 Jones Lang LaSalle, Inc.
a
1,822,408
27,810 Kilroy Realty Corporation 901,044
57,822 Kite Realty Group Trust 1,209,636
23,029 Lamar Advertising Company 2,300,367
22,432 Life Storage, Inc. 2,940,611
56,804 Macerich Company 602,122
158,076 Medical Properties Trust, Inc. 1,299,385
47,889 National Retail Properties, Inc. 2,114,299
22,301 National Storage Affiliates Trust 931,736
61,821 Omega Healthcare Investors, Inc. 1,694,514
59,338 Park Hotels & Resorts, Inc. 733,418
60,240 Physicians Realty Trust 899,383
21,318 PotlatchDeltic Corporation 1,055,241
38,869 Rayonier, Inc. REIT 1,292,783
49,909 Rexford Industrial Realty, Inc. 2,977,072
60,957 Sabra Health Care REIT, Inc. 701,005
36,857 Spirit Realty Capital, Inc. 1,468,383
42,522 Vornado Realty Trust 653,563
Total 43,222,286
Utilities (3.7%)
15,085 ALLETE, Inc. 971,022
17,175 Black Hills Corporation 1,083,743
62,991 Essential Utilities, Inc. 2,749,557
28,890 Hawaiian Electric Industries, Inc. 1,109,376
13,344 IDACORP, Inc. 1,445,556
24,225 National Fuel Gas Company 1,398,752
25,569 New Jersey Resources
Corporation 1,360,271
15,248 NorthWestern Corporation 882,249
52,835 OGE Energy Corporation 1,989,766
14,288 ONE Gas, Inc. 1,132,038
13,853 Ormat Technologies, Inc. 1,174,319
22,652 PNM Resources, Inc. 1,102,699
23,560 Portland General Electric
Company 1,151,848
17,152 Southwest Gas Holdings, Inc. 1,071,142
13,867 Spire, Inc. 972,631
Shares Common Stock (98.7%) Value
Utilities (3.7%) - continued
55,304 UGI Corporation $ 1,922,367
Total 21,517,336
Total Common Stock
(cost $438,419,842) 565,973,238
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
2,499,800 Thrivent Cash Management Trust 2,499,800
Total Collateral Held for
Securities Loaned
(cost $2,499,800) 2,499,800
Shares or
Principal
Amount Short-Term Investments ( 1.2% ) Value
Federal Home Loan Bank Discount
Notes
700,000 4.650%, 5/15/2023
c,d
696,288
Thrivent Core Short-Term Reserve
Fund
610,977 5.190% 6,109,772
Total Short-Term Investments
(cost $6,805,793) 6,806,060
Total Investments (cost
$447,725,435) 100.3% $575,279,098
Other Assets and Liabilities, Net
(0.3%) (1,902,526)
Total Net Assets 100.0% $573,376,572
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of March 31, 2023:
Securities Lending Transactions
Common Stock $ 2,509,992
Total lending $2,509,992
Gross amount payable upon return of
collateral for securities loaned $2,499,800
Net amounts due to counterparty $(10,192)
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
I
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 11,692,520 11,692,520 – –
Consumer Discretionary 85,770,010 85,770,010 – –
Consumer Staples 24,613,109 24,613,109 – –
Energy 21,669,047 21,669,047 – –
Financials 82,503,585 82,503,585 – –
Health Care 53,318,995 53,318,995 – –
Industrials 123,672,788 123,672,788 – –
Information Technology 58,692,281 58,692,281 – –
Materials 39,301,281 39,301,281 – –
Real Estate 43,222,286 43,222,286 – –
Utilities 21,517,336 21,517,336 – –
Short-Term Investments 696,288 – 696,288 –
Subtotal Investments in Securities $566,669,526 $565,973,238 $696,288 $–
Other Investments  * Total
Affiliated Short-Term Investments 6,109,772
Collateral Held for Securities Loaned 2,499,800
Subtotal Other Investments $8,609,572
Total Investments at Value $575,279,098
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 46,020 46,020 – –
Total Asset Derivatives $46,020 $46,020 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling $696,288 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 29 June 2023 $ 7,290,110 $ 46,020
Total Futures Long Contracts $ 7,290,110 $ 46,020
Total Futures Contracts $ 7,290,110 $46,020

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $ 9,848 $6,933 $10,671 $6,110 611 1.1%
Total Affiliated Short-Term Investments 9,848 6,110 1.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,196 8,841 9,537 2,500 2,500 0.4
Total Collateral Held for Securities Loaned 3,196 2,500 0.4
Total Value $13,044 $8,610
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $97
Total Income/Non Income Cash from Affiliated
Investments $97
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 37
Total Affiliated Income from Securities Loaned, Net $37
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97 .9% ) Value
Communications Services (0.9%)
2,080,793 DISH Network Corporation
a
$ 19,413,799
Total 19,413,799
Consumer Discretionary (14.6%)
251,422 Aptiv plc
a
28,207,034
29,430 Chipotle Mexican Grill, Inc.
a
50,274,975
73,302 Domino's Pizza, Inc. 24,180,131
69,021 Expedia Group, Inc.
a
6,697,107
737,173 Harley-Davidson, Inc. 27,990,459
155,015 Lululemon Athletica, Inc.
a
56,454,913
13,159 NVR, Inc.
a
73,324,448
262,895 Skyline Champion Corporation
a
19,777,591
1,433,052 Sonos, Inc.
a
28,116,480
Total 315,023,138
Consumer Staples (4.0%)
306,947 BJ's Wholesale Club Holdings,
Inc.
a
23,349,458
159,336 Casey's General Stores, Inc. 34,489,871
278,262 Lamb Weston Holdings, Inc. 29,083,944
Total 86,923,273
Energy (5.0%)
760,362 Devon Energy Corporation 38,481,921
1,457,593 NOV, Inc. 26,980,047
308,819 Valero Energy Corporation 43,111,132
Total 108,573,100
Financials (14.3%)
1,094,510 Ally Financial, Inc. 27,899,060
101,306 Ameriprise Financial, Inc. 31,050,289
897,897 Arch Capital Group, Ltd.
a
60,940,269
235,352 Kinsale Capital Group, Inc. 70,640,903
1,315,178 Radian Group, Inc. 29,065,434
523,276 Voya Financial, Inc.
b
37,393,303
673,512 Western Alliance Bancorp 23,936,616
969,754 Zions Bancorp NA 29,024,737
Total 309,950,611
Health Care (11.7%)
185,684 Align Technology, Inc.
a
62,044,452
347,604 Bio-Techne Corporation 25,788,741
406,554 Centene Corporation
a
25,698,278
495,528 Edwards Lifesciences Corporation
a
40,995,031
106,516 Insulet Corporation
a
33,974,343
1,529,089 Maravai LifeSciences Holdings,
Inc.
a
21,422,537
678,793 Revance Therapeutics, Inc.
a
21,863,923
150,146 Sarepta Therapeutics, Inc.
a
20,694,623
Total 252,481,928
Industrials (19.0%)
487,225 Advanced Drainage Systems, Inc. 41,029,217
646,730 Fastenal Company 34,884,616
96,837 Forward Air Corporation 10,435,155
1,072,826 Howmet Aerospace, Inc. 45,455,638
153,006 Lincoln Electric Holdings, Inc. 25,873,315
174,180 Old Dominion Freight Line, Inc. 59,367,511
417,294 Quanta Services, Inc. 69,537,872
415,742 Southwest Airlines Company 13,528,245
609,884 Timken Company 49,839,721
155,053 United Rentals, Inc. 61,363,775
Total 411,315,065
Shares Common Stock (97.9%) Value
Information Technology (11.6%)
112,070 ANSYS, Inc.
a
$ 37,296,896
177,626 BILL Holdings, Inc.
a
14,412,574
674,603 Ciena Corporation
a
35,430,150
1,584,379 Dropbox, Inc.
a
34,254,274
154,460 NICE, Ltd. ADR
a
35,354,349
479,476 ON Semiconductor Corporation
a
39,470,464
556,664 Trimble, Inc.
a
29,180,327
376,483 Wolfspeed, Inc.
a
24,452,571
Total 249,851,605
Materials (8.3%)
917,074 Ball Corporation 50,539,948
466,924 PPG Industries, Inc. 62,371,708
587,441 Steel Dynamics, Inc. 66,416,079
Total 179,327,735
Real Estate (3.5%)
238,508 Alexandria Real Estate Equities,
Inc. 29,954,220
198,332 Camden Property Trust 20,793,127
264,168 Digital Realty Trust, Inc. 25,970,356
Total 76,717,703
Utilities (5.0%)
686,593 Alliant Energy Corporation 36,664,066
1,174,659 CenterPoint Energy, Inc. 34,605,454
336,028 Entergy Corporation 36,203,657
Total 107,473,177
Total Common Stock
(cost $1,611,778,218) 2,117,051,134
Shares
Collateral Held for Securities
Loaned ( 1 .5% ) Value
31,218,425 Thrivent Cash Management Trust 31,218,425
Total Collateral Held for
Securities Loaned
(cost $31,218,425) 31,218,425
Shares Short-Term Investments ( 2 .1% ) Value
Thrivent Core Short-Term Reserve
Fund
4,513,003 5.190% 45,130,028
Total Short-Term Investments
(cost $45,110,987) 45,130,028
Total Investments (cost
$1,688,107,630) 101.5% $ 2,193,399,587
Other Assets and Liabilities, Net
(1.5%) (31,705,120)
Total Net Assets 100.0% $ 2,161,694,467
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of March 31, 2023:
Securities Lending Transactions
Common Stock $ 31,092,246
Total lending $31,092,246
Gross amount payable upon return of
collateral for securities loaned $31,218,425
Net amounts due to counterparty $126,179
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 19,413,799 19,413,799 – –
Consumer Discretionary 315,023,138 315,023,138 – –
Consumer Staples 86,923,273 86,923,273 – –
Energy 108,573,100 108,573,100 – –
Financials 309,950,611 309,950,611 – –
Health Care 252,481,928 252,481,928 – –
Industrials 411,315,065 411,315,065 – –
Information Technology 249,851,605 249,851,605 – –
Materials 179,327,735 179,327,735 – –
Real Estate 76,717,703 76,717,703 – –
Utilities 107,473,177 107,473,177 – –
Subtotal Investments in Securities $ 2,117,051,134 $ 2,117,051,134 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 45,130,028
Collateral Held for Securities Loaned 31,218,425
Subtotal Other Investments $ 76,348,453
Total Investments at Value $ 2,193,399,587
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $ 55,489 $ 65,774 $ 76,133 $ 45,130 4,513 2.1%
Total Affiliated Short-Term Investments 55,489 45,130 2.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 32,641 1,423 31,218 31,218 1.5
Total Collateral Held for Securities Loaned – 31,218 1.5
Total Value $ 55,489 $ 76,348
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $ 754
Total Income/Non Income Cash from Affiliated
Investments $ 754
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 8
Total Affiliated Income from Securities Loaned, Net $ 8
Total Value $– $– $ –

Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.5% ) Value
Communications Services (2.9%)
57,588 Imax Corporation
a
$ 1,104,538
34,957 Warner Bros. Discovery, Inc.
a
527,851
Total 1,632,389
Consumer Discretionary (9.5%)
4,774 Aptiv plc
a
535,595
19,025 Cedar Fair, LP 869,252
9,259 D.R. Horton, Inc. 904,512
18,796 eBay, Inc. 833,978
7,111 Lear Corporation 991,913
29,005 Tapestry, Inc. 1,250,406
Total 5,385,656
Consumer Staples (6.4%)
6,078 Dollar Tree, Inc.
a
872,497
7,843 Lamb Weston Holdings, Inc. 819,751
10,801 Sysco Corporation 834,161
28,865 US Foods Holding Corporation
a
1,066,273
Total 3,592,682
Energy (7.1%)
38,430 Enterprise Products Partners, LP 995,337
11,850 Helmerich & Payne, Inc. 423,637
4,672 Marathon Petroleum Corporation 629,926
20,507 Noble Corporation plc
a
809,411
5,591 Pioneer Natural Resources
Company 1,141,906
Total 4,000,217
Financials (18.7%)
8,443 Allstate Corporation 935,569
3,027 Capital One Financial Corporation 291,076
37,006 Carlyle Group, Inc. 1,149,406
6,541 Cboe Global Markets, Inc. 878,064
10,336 Comerica, Inc. 448,789
38,253 Eastern Bankshares, Inc. 482,753
7,671 Enterprise Financial Services
Corporation 342,050
30,991 Equitable Holdings, Inc. 786,861
11,681 Fidelity National Information
Services, Inc. 634,629
5,872 M&T Bank Corporation 702,115
3,889 Raymond James Financial, Inc. 362,727
5,086 Selective Insurance Group, Inc. 484,848
17,920 Synovus Financial Corporation 552,474
9,448 Texas Capital Bancshares, Inc.
a
462,574
17,229 Voya Financial, Inc. 1,231,184
11,170 Wintrust Financial Corporation 814,852
Total 10,559,971
Health Care (8.7%)
5,070 Acadia Healthcare Company, Inc.
a
366,307
37,374 Avantor, Inc.
a
790,086
22,608 Baxter International, Inc. 916,980
11,147 Cardinal Health, Inc. 841,599
4,242 Laboratory Corporation of America
Holdings 973,200
7,998 Universal Health Services, Inc. 1,016,546
Total 4,904,718
Industrials (14.8%)
7,163 AGCO Corporation 968,438
26,997 Barnes Group, Inc. 1,087,439
Shares Common Stock (97.5%) Value
Industrials (14.8%) - continued
8,306 Booz Allen Hamilton Holding
Corporation $ 769,883
5,285 Carlisle Companies, Inc. 1,194,780
7,251 JB Hunt Transport Services, Inc. 1,272,260
3,455 Lincoln Electric Holdings, Inc. 584,240
31,026 Sensata Technologies Holding plc 1,551,921
27,822 Southwest Airlines Company 905,328
Total 8,334,289
Information Technology (9.2%)
14,209 CommVault Systems, Inc.
a
806,219
5,962 Jabil, Inc. 525,610
28,341 Juniper Networks, Inc. 975,497
30,690 Knowles Corporation
a
521,730
11,211 MKS Instruments, Inc. 993,519
5,768 ON Semiconductor Corporation
a
474,822
5,781 PTC, Inc.
a
741,297
4,775 Western Digital Corporation
a
179,874
Total 5,218,568
Materials (8.1%)
38,281 Axalta Coating Systems, Ltd.
a
1,159,532
21,661 Berry Plastics Group, Inc. 1,275,833
13,942 Celanese Corporation 1,518,144
8,386 CF Industries Holdings, Inc. 607,901
Total 4,561,410
Real Estate (6.8%)
2,645 Camden Property Trust 277,302
9,059 CBRE Group, Inc.
a
659,586
46,511 Healthcare Realty Trust, Inc. 899,058
75,821 Host Hotels & Resorts, Inc. 1,250,288
40,242 Kimco Realty Corporation 785,926
Total 3,872,160
Utilities (5.3%)
9,496 Alliant Energy Corporation 507,086
10,982 Constellation Energy Corporation 862,087
5,812 DTE Energy Company 636,647
36,280 NiSource, Inc. 1,014,389
Total 3,020,209
Total Common Stock
(cost $53,323,059) 55,082,269
Shares Short-Term Investments ( 2.4% ) Value
Thrivent Core Short-Term Reserve
Fund
134,901 5.190% 1,349,012
Total Short-Term Investments
(cost $1,349,012) 1,349,012
Total Investments (cost
$54,672,071) 99.9% $56,431,281
Other Assets and Liabilities, Net
0.1% 41,416
Total Net Assets 100.0% $56,472,697
a Non-income producing security.

Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,632,389 1,632,389 – –
Consumer Discretionary 5,385,656 5,385,656 – –
Consumer Staples 3,592,682 3,592,682 – –
Energy 4,000,217 4,000,217 – –
Financials 10,559,971 10,559,971 – –
Health Care 4,904,718 4,904,718 – –
Industrials 8,334,289 8,334,289 – –
Information Technology 5,218,568 5,218,568 – –
Materials 4,561,410 4,561,410 – –
Real Estate 3,872,160 3,872,160 – –
Utilities 3,020,209 3,020,209 – –
Subtotal Investments in Securities $55,082,269 $55,082,269 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,349,012
Subtotal Other Investments $1,349,012
Total Investments at Value $56,431,281
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $1,619 $4,748 $5,018 $1,349 135 2.4%
Total Affiliated Short-Term Investments 1,619 1,349 2.4
Total Value $1,619 $1,349
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $18
Total Income/Non Income Cash from Affiliated
Investments $18
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.3% )
a
Value
Basic Materials (0.1%)
Asplundh Tree Expert, LLC, Term
Loan
$ 782,985
6.590%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 778,091
Grinding Media, Inc., Term Loan
449,220
8.701%,  (LIBOR 1M +
4.000%), 10/12/2028
b,c
420,021
Hyperion Materials &
Technologies, Inc., Term Loan
397,885
9.396%,  (LIBOR 1M +
4.500%), 8/30/2028
b
391,718
INEOS US Petrochem, LLC, Term
Loan
1,173,727
7.590%,  (LIBOR 1M +
2.750%), 1/29/2026
b
1,159,642
Lummus Technology Holdings V,
LLC, Term Loan
410,598
8.340%,  (LIBOR 1M +
3.500%), 6/30/2027
b
403,285
Nouryon USA, LLC, Term Loan
1,495,624
7.526%,  (LIBOR 3M +
2.750%), 10/1/2025
b
1,481,730
Spectrum Group Buyer, Inc., Term
Loan
407,640
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
385,220
Total 5,019,707
Capital Goods (0.1%)
Ali Group North America
Corporation, Term Loan
625,666
6.922%,  (TSFR1M +
2.000%), 7/22/2029
b
615,655
Berry Global, Inc., Term Loan
775,562
6.510%,  (LIBOR 1M +
1.750%), 7/1/2026
b
772,173
Brookfield WEC Holdings, Inc.,
Term Loan
975,013
7.590%,  (LIBOR 1M +
2.750%), 8/1/2025
b
968,695
BW Holding, Inc., Term Loan
423,557
9.041%,  (LIBOR 1M +
4.000%), 12/14/2028
b
385,788
Charter Next Generation, Inc.,
Term Loan
746,208
8.672%,  (LIBOR 1M +
3.750%), 12/1/2027
b
735,717
Clydesdale Acquisition Holdings,
Inc., Term Loan
1,129,311
9.082%,  (TSFR1M +
4.175%), 4/13/2029
b
1,101,360
Cornerstone Building Brands, Inc.,
Term Loan
1,066,399
7.934%,  (LIBOR 1M +
3.250%), 4/12/2028
b
934,433
Foley Products Company, LLC,
Term Loan
398,920
9.798%,  (SOFRRATE +
4.750%), 2/16/2029
b
393,766
Ingersoll-Rand Services Company,
Term Loan
654,626
6.657%,  (LIBOR 1M +
1.750%), 2/28/2027
b
651,765
Principal
Amount Bank Loans (1.3%)
a
Value
Capital Goods (0.1%) - continued
Quikrete Holdings, Inc., Term Loan
$ 261,648
7.465%,  (LIBOR 1M +
2.625%), 1/31/2027
b
$ 257,396
1,034,550
7.840%,  (LIBOR 1M +
3.000%), 3/18/2029
b
1,020,697
Smyrna Ready Mix Concrete, LLC,
Term Loan
792,415
9.157%,  (TSFR1M +
4.250%), 4/1/2029
b,c
786,472
TK Elevator US Newco, Inc., Term
Loan
669,322
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
651,124
Transdigm, Inc., Term Loan
1,334,842
8.148%,  (TSFR1M +
3.250%), 8/24/2028
b
1,329,837
Vertiv Group Corporation, Term
Loan
656,326
7.419%,  (LIBOR 1M +
2.750%), 3/2/2027
b
641,722
Total 11,246,600
Communications Services (0.2%)
Altice France SA/France, Term
Loan
1,363,440
10.269%,  (TSFR1M +
5.500%), 8/31/2028
b,c
1,295,268
CCI Buyer, Inc., Term Loan
526,315
8.898%,  (LIBOR 3M +
4.000%), 12/17/2027
b
518,530
Cengage Learning, Inc., Term
Loan
436,385
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
403,385
Charter Communications
Operating, LLC, Term Loan
1,642,490
6.557%,  (LIBOR 1M +
1.750%), 2/1/2027
b
1,625,293
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,219,182
8.325%,  (LIBOR 3M +
3.500%), 8/21/2026
b
1,132,828
Connect Finco SARL, Term Loan
398,974
8.350%,  (LIBOR 1M +
3.500%), 12/12/2026
b
395,982
Crown Subsea Communications
Holding, Inc., Term Loan
399,900
9.530%,  (LIBOR 1M +
4.750%), 4/27/2027
b
393,402
547,966
9.974%,  (TSFR1M +
5.250%), 4/27/2027
b
539,062
CSC Holdings, LLC, Term Loan
1,312,617
7.184%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,155,379
DIRECTV Financing, LLC, Term
Loan
1,557,285
9.840%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,495,523
Intelsat Jackson Holdings SA,
Term Loan
807,712
9.082%,  (TSFR6M +
4.250%), 2/1/2029
b
797,615

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.2%) - continued
Level 3 Financing, Inc., Term Loan
$ 684,000
6.672%,  (LIBOR 1M +
1.750%), 3/1/2027
b
$ 575,128
Lumen Technologies, Inc., Term
Loan
842,995
6.885%,  (LIBOR 3M +
2.250%), 3/15/2027
b
553,797
NEP Group, Inc., Term Loan
436,321
8.090%,  (LIBOR 1M +
3.250%), 10/20/2025
b
405,233
Playtika Holding Corporation, Term
Loan
526,315
7.590%,  (LIBOR 1M +
2.750%), 3/11/2028
b
522,083
Radiate Holdco, LLC, Term Loan
853,533
8.090%,  (LIBOR 1M +
3.250%), 9/25/2026
b
695,322
RLG Holdings, LLC, Term Loan
423,555
8.840%,  (LIBOR 1M +
4.000%), 7/8/2028
b
407,566
SBA Senior Finance II, LLC, Term
Loan
1,296,196
6.600%,  (LIBOR 1M +
1.750%), 4/11/2025
b
1,294,446
UPC Financing Partnership, Term
Loan
400,000
7.609%,  (LIBOR 1M +
2.925%), 1/31/2029
b
391,084
Virgin Media Bristol, LLC, Term
Loan
993,000
0.000%,  (LIBOR 1M +
2.500%), 1/31/2028
b,d,e
975,126
Zayo Group Holdings, Inc., Term
Loan
839,000
7.635%,  (LIBOR 1M +
3.000%), 3/9/2027
b
679,305
Ziggo Financing Partnership, Term
Loan
671,000
7.184%,  (LIBOR 1M +
2.500%), 4/30/2028
b
661,680
Total 16,913,037
Consumer Cyclical (0.2%)
1011778 B.C., ULC, Term Loan
1,629,578
6.590%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,611,930
AlixPartners, LLP, Term Loan
461,645
7.609%,  (LIBOR 1M +
2.750%), 2/4/2028
b
459,480
Allied Universal Holdco, LLC, Term
Loan
1,629,727
8.657%,  (LIBOR 1M +
3.750%), 5/14/2028
b
1,545,047
Alterra Mountain Company, Term
Loan
513,394
8.340%,  (LIBOR 1M +
3.500%), 8/17/2028
b
510,827
Arches Buyer, Inc., Term Loan
283,276
8.157%,  (LIBOR 1M +
3.250%), 12/6/2027
b
266,220
Caesars Entertainment, Inc., Term
Loan
1,003,000
8.157%,  (TSFR1M +
3.250%), 2/6/2030
b
996,591
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.2%) - continued
Carnival Corporation, Term Loan
$ 852,469
7.840%,  (LIBOR 1M +
3.000%), 6/30/2025
b
$ 839,468
443,753
8.090%,  (LIBOR 1M +
3.250%), 10/18/2028
b
432,797
Clarios Global, LP, Term Loan
1,058,000
8.090%,  (LIBOR 1M +
3.250%), 4/30/2026
b
1,050,065
Crocs, Inc., Term Loan
484,139
8.407%,  (TSFR1M +
3.500%), 2/19/2029
b
482,024
Delta 2 Lux SARL, Term Loan
968,000
8.057%,  (TSFR1M +
3.250%), 1/15/2030
b
968,407
Fertitta Entertainment, LLC/NV,
Term Loan
397,990
8.807%,  (TSFR1M +
4.000%), 1/27/2029
b
391,161
First Brands Group, LLC, Term
Loan
523,664
10.361%,  (TSFR6M +
5.000%), 3/30/2027
b
502,225
Go Daddy Operating Company,
LLC, Term Loan
643,388
8.057%,  (TSFR1M +
3.250%), 11/10/2029
b
642,184
Great Outdoors Group, LLC, Term
Loan
911,374
8.590%,  (LIBOR 1M +
3.750%), 3/5/2028
b
898,277
Harbor Freight Tools USA, Inc.,
Term Loan
810,926
7.590%,  (LIBOR 1M +
2.750%), 10/19/2027
b
783,963
Hilton Worldwide Finance, LLC,
Term Loan
980,000
6.642%,  (LIBOR 1M +
1.750%), 6/21/2026
b
978,363
IRB Holding Corporation, Term
Loan
942,000
7.798%,  (TSFR1M +
3.000%), 12/15/2027
b
924,733
Petco Health & Wellness
Company, Inc., Term Loan
428,822
8.151%,  (LIBOR 3M +
3.250%), 3/4/2028
b
420,781
PetSmart, LLC, Term Loan
1,286,734
8.657%,  (LIBOR 1M +
3.750%), 2/12/2028
b
1,276,016
Pilot Travel Centers, LLC, Term
Loan
1,100,598
6.907%,  (TSFR1M +
2.000%), 8/6/2028
b
1,096,009
Prime Security Services Borrower,
LLC, Term Loan
1,309,320
7.517%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,303,598
Scientific Games Holdings, LP,
Term Loan
667,645
0.000%,  (TSFR1M +
3.500%), 4/4/2029
b,d,e
657,110
Scientific Games International,
Inc., Term Loan
988,023
7.960%,  (TSFR1M +
3.000%), 4/14/2029
b
978,962

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.2%) - continued
Staples, Inc., Term Loan
$ 267,847
9.314%,  (LIBOR 3M +
4.500%), 9/12/2024
b
$ 266,173
643,329
9.814%,  (LIBOR 3M +
5.000%), 4/12/2026
b
590,962
Stars Group Holdings BV, Term
Loan
385,045
7.409%,  (LIBOR 3M +
2.250%), 7/21/2026
b
384,325
Uber Technologies, Inc., Term
Loan
474,383
7.627%,  (TSFR1M +
2.750%), 3/3/2030
b
473,050
UFC Holdings, LLC, Term Loan
642,703
7.570%,  (LIBOR 3M +
2.750%), 4/29/2026
b
638,583
Total 22,369,331
Consumer Non-Cyclical (0.2%)
AI Aqua Merger Sub, Inc., Term
Loan
1,052,213
8.484%,  (TSFR1M +
3.750%), 7/30/2028
b
1,012,102
Alltech, Inc., Term Loan
397,885
8.840%,  (LIBOR 1M +
4.000%), 10/15/2028
b
383,295
Bausch + Lomb Corporation, Term
Loan
1,026,827
8.457%,  (TSFR1M +
3.250%), 5/10/2027
b
995,591
Chobani, LLC, Term Loan
410,694
8.422%,  (LIBOR 1M +
3.500%), 10/23/2027
b,c
406,587
DaVita, Inc., Term Loan
330,057
6.590%,  (LIBOR 1M +
1.750%), 8/12/2026
b
324,832
Elanco Animal Health, Inc., Term
Loan
519,421
6.412%,  (LIBOR 1M +
1.750%), 8/1/2027
b
507,365
Froneri U.S., Inc., Term Loan
1,006,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
990,327
Gainwell Acquisition Corporation,
Term Loan
1,421,365
8.998%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,353,850
ICON Luxembourg SARL, Term
Loan
1,168,131
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
1,164,241
Jazz Financing Lux SARL, Term
Loan
1,295,686
8.340%,  (LIBOR 1M +
3.500%), 5/5/2028
b
1,289,479
LifePoint Health, Inc., Term Loan
568,000
8.575%,  (LIBOR 3M +
3.750%), 11/16/2025
b
540,043
Medline Borrower, LP, Term Loan
2,375,005
8.090%,  (LIBOR 1M +
3.250%), 10/21/2028
b
2,313,041
Organon & Company, Term Loan
1,186,348
8.000%,  (LIBOR 3M +
3.000%), 6/2/2028
b
1,184,367
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Packaging Coordinators Midco,
Inc., Term Loan
$ 391,000
0.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b,d,e
$ 381,436
Phoenix Newco, Inc., Term Loan
539,276
8.090%,  (LIBOR 1M +
3.250%), 11/15/2028
b
532,401
PRA Health Sciences, Inc., Term
Loan
309,455
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
308,425
Reynolds Consumer Products,
LLC, Term Loan
782,391
6.657%,  (LIBOR 1M +
1.750%), 2/4/2027
b,d,e
775,545
Select Medical Corporation, Term
Loan
658,000
7.350%,  (LIBOR 1M +
2.500%), 3/6/2025
b
654,545
Sotera Health Holdings, LLC, Term
Loan
458,800
0.000%,  (LIBOR 1M +
2.750%), 12/11/2026
b,d,e
441,022
Total 15,558,494
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
654,651
7.090%,  (LIBOR 1M +
2.250%), 11/1/2026
b
652,563
CQP Holdco, LP, Term Loan
1,312,668
8.659%,  (LIBOR 3M +
3.500%), 6/4/2028
b
1,301,025
GIP II Blue Holding, LP, Term Loan
378,983
9.659%,  (LIBOR 3M +
4.500%), 9/29/2028
b
376,140
GIP III Stetson I, LP, Term Loan
371,961
9.090%,  (LIBOR 1M +
4.250%), 7/18/2025
b
369,636
Oryx Midstream Services Permian
Basin, LLC, Term Loan
300,226
8.063%,  (LIBOR 3M +
3.250%), 10/5/2028
b
294,672
Total 2,994,036
Financials (0.1%)
Acrisure, LLC, Term Loan
615,826
8.340%,  (LIBOR 1M +
3.500%), 2/15/2027
b
594,783
Alliant Holdings Intermediate, LLC,
Term Loan
258,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,d,e
253,970
AmWINS Group, Inc., Term Loan
987,950
7.090%,  (LIBOR 1M +
2.250%), 2/19/2028
b
974,810
Asurion, LLC, Term Loan
715,341
8.090%,  (LIBOR 1M +
3.250%), 12/23/2026
b
661,948
588,000
8.090%,  (LIBOR 1M +
3.250%), 7/31/2027
b
538,020
Edelman Financial Engines Center,
LLC, Term Loan
269,628
8.590%,  (LIBOR 1M +
3.750%), 4/7/2028
b
259,306

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Financials (0.1%) - continued
First Eagle Holdings, Inc., Term
Loan
$ 269,569
7.659%,  (LIBOR 3M +
2.500%), 2/2/2027
b
$ 260,978
FleetCor Technologies Operating
Company, LLC, Term  Loan
526,324
6.590%,  (LIBOR 1M +
1.750%), 4/30/2028
b
522,508
Focus Financial Partners, LLC,
Term Loan
450,000
0.000%,  (TSFR1M +
3.250%), 6/30/2028
b,d,e
444,874
Howden Group Holdings, Ltd.,
Term Loan
269,621
8.125%,  (LIBOR 1M +
3.250%), 11/12/2027
b
266,011
HUB International, Ltd., Term Loan
1,116,141
7.818%,  (LIBOR 3M +
3.000%), 4/25/2025
b
1,111,531
Hudson River Trading, LLC, Term
Loan
282,558
7.922%,  (TSFR1M +
3.000%), 3/18/2028
b
263,486
Jane Street Group, LLC, Term
Loan
526,308
7.590%,  (LIBOR 1M +
2.750%), 1/26/2028
b
516,834
Sedgwick Claims Management
Services, Inc., Term Loan
437,500
8.557%,  (TSFR1M +
3.750%), 2/24/2028
b
431,393
Trans Union, LLC, Term Loan
873,643
7.090%,  (LIBOR 1M +
2.250%), 12/1/2028
b
865,632
USI, Inc./NY, Term Loan
975,100
8.648%,  (TSFR1M +
3.750%), 11/22/2029
b
970,400
VFH Parent, LLC, Term Loan
396,000
7.859%,  (TSFR1M +
3.000%), 1/13/2029
b
380,778
Total 9,317,262
Technology (0.3%)
Amentum Government Services
Holdings, LLC, Term  Loan
654,702
8.940%,  (TSFR1M +
4.000%), 2/15/2029
b
638,609
AthenaHealth Group, Inc., Delayed
Draw
155,406
3.500%,  (LIBOR 1M +
3.500%), 2/15/2029
b,d,e
145,305
AthenaHealth Group, Inc., Term
Loan
1,265,033
8.259%,  (PRIME + 3.500%),
2/15/2029
b
1,182,806
Boxer Parent Company, Inc., Term
Loan
1,000,127
8.590%,  (LIBOR 1M +
3.750%), 10/2/2025
b
986,065
Central Parent, Inc., Term Loan
1,171,065
9.148%,  (TSFR3M +
4.250%), 7/6/2029
b
1,165,889
Principal
Amount Bank Loans (1.3%)
a
Value
Technology (0.3%) - continued
Cloud Software Group, Inc., Term
Loan
$ 710,000
9.498%,  (TSFR3M +
4.500%), 3/30/2029
b
$ 643,736
Coherent Corporation, Term Loan
630,505
7.385%,  (LIBOR 3M +
2.750%), 7/1/2029
b
623,412
CommScope, Inc., Term Loan
1,193,516
8.090%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,145,775
CoreLogic, Inc., Term Loan
515,691
8.375%,  (LIBOR 1M +
3.500%), 6/2/2028
b
438,523
Cornerstone OnDemand, Inc.,
Term Loan
718,372
8.590%,  (LIBOR 1M +
3.750%), 10/15/2028
b
660,902
Dcert Buyer, Inc., Term Loan
795,897
8.827%,  (LIBOR 6M +
4.000%), 10/16/2026
b
777,743
Dun & Bradstreet Corporation,
Term Loan
782,883
8.095%,  (LIBOR 1M +
3.250%), 2/8/2026
b
780,597
Entegris, Inc., Term Loan
645,000
7.623%,  (TSFR1M +
2.750%), 7/6/2029
b
644,729
Gen Digital, Inc., Term Loan
791,217
6.907%,  (TSFR1M +
2.000%), 9/12/2029
b
782,315
Genesys Cloud Services Holdings
II, LLC, Term Loan
656,326
8.840%,  (LIBOR 1M +
4.000%), 12/1/2027
b
645,555
Hyland Software, Inc., Term Loan
654,573
8.340%,  (LIBOR 1M +
3.500%), 7/1/2024
b
646,207
Informatica, LLC, Term Loan
654,694
7.625%,  (LIBOR 1M +
2.750%), 10/29/2028
b
648,690
Ingram Micro, Inc., Term Loan
654,668
8.659%,  (LIBOR 3M +
3.500%), 7/2/2028
b
648,940
Magenta Buyer, LLC, Term Loan
708,207
9.580%,  (LIBOR 3M +
4.750%), 7/27/2028
b
581,488
McAfee Corporation, Term Loan
1,348,208
8.515%,  (TSFR1M +
3.750%), 3/1/2029
b
1,263,945
Mitchell International, Inc., Term
Loan
821,849
8.502%,  (LIBOR 1M +
3.750%), 10/15/2028
b
775,341
MKS Instruments, Inc., Term Loan
1,181,065
7.609%,  (TSFR1M +
2.750%), 8/17/2029
b
1,173,187
Open Text Corporation, Term Loan
1,018,000
8.407%,  (TSFR1M +
3.500%), 1/31/2030
b
1,013,969
Peraton Corporation, Term Loan
2,040,774
8.590%,  (LIBOR 1M +
3.750%), 2/1/2028
b
2,011,020

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Technology (0.3%) - continued
Polaris Newco, LLC, Term Loan
$ 1,181,005
9.159%,  (LIBOR 3M +
4.000%), 6/4/2028
b
$ 1,074,384
Proofpoint, Inc., Term Loan
872,582
8.090%,  (LIBOR 1M +
3.250%), 8/31/2028
b
851,492
RealPage, Inc., Term Loan
667,611
7.840%,  (LIBOR 1M +
3.000%), 4/22/2028
b
646,435
SS&C Technologies, Inc., Term
Loan
66,751
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
66,519
62,434
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
62,218
499,631
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
498,072
Tempo Acquisition, LLC, Term
Loan
641,751
7.807%,  (TSFR1M +
3.000%), 8/31/2028
b
640,416
UKG, Inc., Term Loan
1,398,917
8.032%,  (LIBOR 2M +
3.250%), 5/3/2026
b
1,361,104
Verscend Holding Corporation,
Term Loan
962,307
8.840%,  (LIBOR 1M +
4.000%), 8/27/2025
b
960,103
Total 26,185,491
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
1,586,700
9.558%,  (LIBOR 3M +
4.750%), 4/20/2028
b
1,608,961
Air Canada, Term Loan
1,248,341
8.369%,  (LIBOR 3M +
3.500%), 8/11/2028
b
1,243,273
Brown Group Holding, LLC, Term
Loan
526,138
7.407%,  (LIBOR 1M +
2.500%), 6/7/2028
b
520,877
Genesee & Wyoming, Inc., Term
Loan
654,626
6.998%,  (LIBOR 3M +
2.000%), 12/30/2026
b
649,376
Mileage Plus Holdings, LLC, Term
Loan
765,000
10.213%,  (LIBOR 3M +
5.250%), 6/20/2027
b
792,831
SkyMiles IP, Ltd., Term Loan
1,323,350
8.558%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,369,508
United Airlines, Inc., Term Loan
1,023,578
8.568%,  (LIBOR 3M +
3.750%), 4/21/2028
b
1,014,621
XPO, Inc., Term Loan
658,000
6.451%,  (LIBOR 1M +
1.750%), 2/23/2025
b
656,191
Total 7,855,638
Principal
Amount Bank Loans (1.3%)
a
Value
Utilities (<0.1%)
PG&E Corporation, Term Loan
$ 962,949
7.875%,  (LIBOR 1M +
3.000%), 6/23/2025
b
$ 958,741
Total 958,741
Total Bank Loans
(cost $119,322,144) 118,418,337
Shares
Registered Investment
Companies ( 39.9% ) Value
Unaffiliated  (0.5%)
31,907 Communication Services Select
Sector SPDR Fund 1,849,649
20,009 Invesco QQQ Trust Series 1
f
6,421,488
72,510 Materials Select Sector SPDR
Fund 5,848,657
38,656 SPDR Bloomberg High Yield Bond
ETF
f
3,588,050
73,473 SPDR S&P 500 ETF Trust 30,079,111
7,171 SPDR S&P Biotech ETF
g
546,502
15,303 SPDR S&P Oil & Gas Exploration
ETF 1,952,510
Total 50,285,967
Affiliated  (39.4%)
21,629,011 Thrivent Core Emerging Markets
Debt Fund 164,380,483
5,867,275 Thrivent Core Emerging Markets
Equity Fund 49,813,164
24,088,741 Thrivent Core Low Volatility Equity
Fund 272,202,772
2,897,119 Thrivent Core Mid Cap Value Fund 27,783,376
15,635,485 Thrivent Core Small Cap Value
Fund 142,439,272
37,480,108 Thrivent Global Stock Portfolio 455,566,968
26,933,010 Thrivent High Yield Portfolio 108,879,386
41,530,664 Thrivent Income Portfolio 360,660,595
30,186,731 Thrivent International Allocation
Portfolio 268,088,360
4,932,892 Thrivent International Index
Portfolio 61,661,646
42,924,515 Thrivent Large Cap Value Portfolio 898,216,937
21,070,505 Thrivent Limited Maturity Bond
Portfolio 198,326,126
23,402,973 Thrivent Mid Cap Stock Portfolio 448,183,321
8,228,514 Thrivent Small Cap Stock Portfolio 157,961,140
Total 3,614,163,546
Total Registered Investment
Companies (cost $3,219,004,606) 3,664,449,513
Shares Common Stock ( 26.8% ) Value
Communications Services (1.9%)
77,716 Alphabet, Inc., Class A
g
8,061,481
648,539 Alphabet, Inc., Class C
g
67,448,056
49,135 Altice USA, Inc.
g
168,042
32,547 AMC Networks, Inc.
g
572,176
98 Cable One, Inc. 68,796
344,229 Comcast Corporation 13,049,721
18,146 DISH Network Corporation
g
169,302
988 Electronic Arts, Inc. 119,005
29,697 Emerald Holding, Inc.
g
110,473
3,607 EverQuote, Inc.
g
50,137
15,850 iHeartMedia, Inc.
g
61,815

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.8%) Value
Communications Services (1.9%) - continued
8,806 Interpublic Group of Companies,
Inc. $ 327,935
1,431 Liberty Broadband Corporation,
Class C
g
116,913
50,009 Liberty Global plc, Class A
g
975,176
14,668 Liberty Latin America, Ltd., Class
A
g
121,891
3,022 Liberty Latin America, Ltd., Class
C
g
24,962
6,695 Live Nation Entertainment, Inc.
g
468,650
219,446 Lumen Technologies, Inc. 581,532
5,001 Match Group, Inc.
g
191,988
151,622 Meta Platforms, Inc.
g
32,134,767
48,002 Netflix, Inc.
g
16,583,731
11,875 New York Times Company 461,700
7,533 Omnicom Group, Inc. 710,663
192,340 QuinStreet, Inc.
g
3,052,436
2,168 ROBLOX Corporation
g
97,517
1,696 SciPlay Corporation
g
28,764
23,154 Sinclair Broadcast Group, Inc. 397,323
5,983 TechTarget, Inc.
g
216,106
30,028 Telephone and Data Systems, Inc. 315,594
5,853 Trade Desk, Inc.
g
356,506
5,991 Tripadvisor, Inc.
g
118,981
124,868 Verizon Communications, Inc. 4,856,117
67,352 Walt Disney Company
g
6,743,956
217,705 Warner Bros. Discovery, Inc.
g
3,287,345
11,378 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
98,613
869 Yelp, Inc.
g
26,678
76,743 Ziff Davis, Inc.
g
5,989,791
8,811 ZipRecruiter, Inc.
g
140,447
105,748 ZoomInfo Technologies, Inc.
g
2,613,033
Total 170,918,119
Consumer Discretionary (3.3%)
25,364 2U, Inc.
g
173,743
10,612 Advance Auto Parts, Inc. 1,290,525
540,492 Amazon.com, Inc.
g
55,827,419
4,829 American Axle & Manufacturing
Holdings, Inc.
g
37,715
59,082 Aptiv plc
g
6,628,410
32,945 Autoliv, Inc. 3,075,745
179 AutoNation, Inc.
g
24,050
7,333 Beazer Homes USA, Inc.
g
116,448
6,746 Best Buy Company, Inc. 528,009
15,703 Bloomin' Brands, Inc. 402,782
4,583 Booking Holdings, Inc.
g
12,155,995
2,675 Boyd Gaming Corporation 171,521
5,552 Brunswick Corporation 455,264
3,835 Buckle, Inc. 136,871
15,967 Burlington Stores, Inc.
g
3,226,931
10,818 Cedar Fair, LP 494,274
16,193 Cheesecake Factory, Inc. 567,565
3,239 Chegg, Inc.
g
52,796
18,752 Chico's FAS, Inc.
g
103,136
8,128 Chipotle Mexican Grill, Inc.
g
13,884,981
2,495 Chuy's Holdings, Inc.
g
89,446
2,480 Citi Trends, Inc.
g
47,170
239,059 Clarus Corporation 2,259,108
501 Columbia Sportswear Company 45,210
22,237 Container Store Group, Inc.
g
76,273
120,538 Cooper-Standard Holdings, Inc.
g
1,716,461
22,234 Culp, Inc. 115,617
43,111 D.R. Horton, Inc. 4,211,514
Shares Common Stock (26.8%) Value
Consumer Discretionary (3.3%) - continued
4,882 Darden Restaurants, Inc. $ 757,491
29,026 Designer Brands, Inc. 253,687
22,386 Domino's Pizza, Inc. 7,384,470
5,394 Dorman Products, Inc.
g
465,286
5,708 Duolingo, Inc.
g
813,904
9,654 eBay, Inc. 428,348
392,668 Everi Holdings, Inc.
g
6,734,256
448 Expedia Group, Inc.
g
43,469
39,050 Five Below, Inc.
g
8,043,129
18,254 Foot Locker, Inc. 724,501
151,722 Ford Motor Company 1,911,697
4,621 Fox Factory Holding Corporation
g
560,851
57,901 Gap, Inc. 581,326
2,374 Garmin, Ltd. 239,584
129,337 General Motors Company 4,744,081
35,076 Gentex Corporation 983,180
97,834 Goodyear Tire & Rubber
Company
g
1,078,131
4,408 Grand Canyon Education, Inc.
g
502,071
55,122 Harley-Davidson, Inc. 2,092,982
537 Hasbro, Inc. 28,832
1,709 Hibbet, Inc. 100,797
6,152 Hilton Grand Vacations, Inc.
g
273,333
5,293 Hilton Worldwide Holdings, Inc. 745,625
85,446 Home Depot, Inc. 25,216,824
13,115 Hyatt Hotels Corporation
g
1,466,126
4,269 KB Home 171,528
31,107 Kohl's Corporation 732,259
1,310 Kura Sushi USA, Inc.
f,g
86,250
9,265 La-Z-Boy, Inc. 269,426
14,180 Lear Corporation 1,977,968
2,888 Lennar Corporation 303,558
17,692 Lithia Motors, Inc. 4,050,230
31,244 Lowe's Companies, Inc. 6,247,863
1,007 Lululemon Athletica, Inc.
g
366,739
26,440 Macy's, Inc. 462,436
29,165 MarineMax, Inc.
g
838,494
426 Marriott Vacations Worldwide
Corporation 57,450
18,766 McDonald's Corporation 5,247,161
10,131 Modine Manufacturing Company
g
233,520
22,868 Mohawk Industries, Inc.
g
2,291,831
63,048 Newell Brands, Inc. 784,317
125,546 NIKE, Inc. 15,396,961
79,607 Nordstrom, Inc.
f
1,295,206
839 NVR, Inc.
g
4,675,067
14,706 O'Reilly Automotive, Inc.
g
12,485,100
45,846 Papa John's International, Inc. 3,435,241
5,153 Patrick Industries, Inc. 354,578
6,703 PENN Entertainment, Inc.
g
198,811
82,533 Planet Fitness, Inc.
g
6,410,338
16,434 Playa Hotels and Resorts NV
g
157,766
13,740 Polaris, Inc. 1,520,056
3,801 PulteGroup, Inc. 221,522
12,701 PVH Corporation 1,132,421
163,967 Qurate Retail, Inc.
g
161,967
8,538 Ross Stores, Inc. 906,138
2,386 Royal Caribbean Cruises, Ltd.
g
155,806
45,003 Ruth's Hospitality Group, Inc. 738,949
99,233 Sabre Corporation
g
425,710
5,518 Six Flags Entertainment
Corporation
g
147,386
57,249 Skyline Champion Corporation
g
4,306,842
9,440 Sleep Number Corporation
g
287,070
24,237 Sonos, Inc.
g
475,530

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.8%) Value
Consumer Discretionary (3.3%) - continued
45,279 Sony Group Corporation ADR $ 4,104,541
22,211 Stoneridge, Inc.
g
415,346
2,245 Taylor Morrison Home Corporation
g
85,894
132,406 Tesla, Inc.
g
27,468,949
6,915 Texas Roadhouse, Inc. 747,235
216,538 ThredUp, Inc.
g
547,841
1,589 TopBuild Corporation
g
330,735
42,164 Travel + Leisure Company 1,652,829
13,414 Ulta Beauty, Inc.
g
7,319,617
285 Vail Resorts, Inc. 66,599
6,491 Vera Bradley, Inc.
g
38,881
2,958 VF Corporation 67,768
7,868 Visteon Corporation
g
1,233,938
24,904 Wendy's Company 542,409
17,033 Wingstop, Inc. 3,126,918
33,317 Wyndham Hotels & Resorts, Inc. 2,260,558
21,992 Zumiez, Inc.
g
405,533
Total 303,514,046
Consumer Staples (1.2%)
80,691 Altria Group, Inc. 3,600,432
69,223 Archer-Daniels-Midland Company 5,514,304
80,196 BJ's Wholesale Club Holdings,
Inc.
g
6,100,510
6,690 Bunge, Ltd. 639,029
2,185 Calavo Growers, Inc. 62,862
4,578 Cal-Maine Foods, Inc. 278,754
15,123 Casey's General Stores, Inc. 3,273,525
59,157 Celsius Holdings, Inc.
g
5,498,052
12,786 Coca-Cola Company 793,116
5,382 Costco Wholesale Corporation 2,674,154
171,930 Coty, Inc.
g
2,073,476
2,473 Darling Ingredients, Inc.
g
144,423
574 Dollar Tree, Inc.
g
82,398
84,910 e.l.f. Beauty, Inc.
g
6,992,338
15,745 Edgewell Personal Care Company 667,903
32,911 Flowers Foods, Inc. 902,091
3,557 Hain Celestial Group, Inc.
g
61,003
427 Hershey Company 108,633
1,905 Ingredion, Inc. 193,796
4,922 John B. Sanfilippo & Son, Inc. 477,040
13,047 Kraft Heinz Company 504,527
24,442 Kroger Company 1,206,702
78,848 Lamb Weston Holdings, Inc. 8,241,193
1,449 McCormick & Company, Inc. 120,571
39,870 Mondelez International, Inc. 2,779,736
1,575 PepsiCo, Inc. 287,122
13,615 Performance Food Group
Company
g
821,529
195,350 Philip Morris International, Inc. 18,997,787
13,520 Post Holdings, Inc.
g
1,215,042
41,939 Primo Water Corporation 643,764
27,430 Procter & Gamble Company 4,078,567
604 Seneca Foods Corporation
g
31,571
9,453 SpartanNash Company 234,434
7,539 Sprouts Farmers Markets, Inc.
g
264,091
52,244 Sysco Corporation 4,034,804
117,538 Turning Point Brands, Inc. 2,468,298
20,490 Tyson Foods, Inc. 1,215,467
165,957 US Foods Holding Corporation
g
6,130,452
140,366 Walmart, Inc. 20,696,967
Total 114,110,463
Energy (1.1%)
40,951 Antero Midstream Corporation 429,576
Shares Common Stock (26.8%) Value
Energy (1.1%) - continued
1,838 APA Corporation $ 66,278
44,135 Archrock, Inc. 431,199
6,674 Baker Hughes Company 192,612
127,735 BP plc ADR 4,846,266
11,384 Cactus, Inc. 469,362
7,554 California Resources Corporation 290,829
12,761 Callon Petroleum Company
g
426,728
33,304 ChampionX Corporation 903,538
10,205 Cheniere Energy, Inc. 1,608,308
8,026 Chevron Corporation 1,309,522
742 Civitas Resources, Inc. 50,708
80,153 Clean Energy Fuels Corporation
g
349,467
4,617 Comstock Resources, Inc.
f
49,817
56,458 ConocoPhillips 5,601,198
6,645 CVR Energy, Inc. 217,823
63,091 Devon Energy Corporation 3,193,036
175,052 Enterprise Products Partners, LP 4,533,847
4,296 EOG Resources, Inc. 492,451
65,378 EQT Corporation 2,086,212
4,315 Equitrans Midstream Corporation 24,941
4,695 Evolution Petroleum Corporation 29,626
116,284 Exxon Mobil Corporation 12,751,704
24,432 Green Plains, Inc.
g
757,148
275 Gulfport Energy Corporation
g
22,000
435,327 Halliburton Company 13,773,746
3,605 Helmerich & Payne, Inc. 128,879
8,093 HF Sinclair Corporation 391,539
21,136 International Seaways, Inc. 880,949
104,652 Liberty Energy, Inc. 1,340,592
11,291 Magnolia Oil & Gas Corporation 247,047
14,515 Marathon Oil Corporation 347,779
61,894 Marathon Petroleum Corporation 8,345,168
71,099 Matador Resources Company 3,387,867
15,453 NexTier Oilfield Solutions, Inc.
g
122,851
117,371 NOV, Inc. 2,172,537
36,946 Par Pacific Holdings, Inc.
g
1,078,823
9,966 Patterson-UTI Energy, Inc. 116,602
33,006 PBF Energy, Inc. 1,431,140
15,774 Phillips 66 1,599,168
60,731 Pioneer Natural Resources
Company 12,403,700
134,328 ProPetro Holding Corporation
g
965,818
1,777 Range Resources Corporation 47,037
224 Schlumberger, Ltd. 10,998
4,717 Select Energy Services, Inc. 32,830
26,180 SM Energy Company 737,229
6,496 Solaris Oilfield Infrastructure, Inc. 55,476
8,763 Southwestern Energy Company
g
43,815
149,808 Talos Energy, Inc.
g
2,223,151
4,981 Technip Energies NV ADR 105,448
510,105 TechnipFMC plc
g
6,962,933
35,905 U.S. Silica Holdings, Inc.
g
428,706
4,379 Valero Energy Corporation 611,308
22,222 Viper Energy Partners, LP 622,216
139,758 Williams Companies, Inc. 4,173,174
Total 105,922,722
Financials (3.8%)
88,767 AGNC Investment Corporation 894,771
8,415 Allstate Corporation 932,466
91,264 Ally Financial, Inc. 2,326,319
4,624 Amalgamated Financial
Corporation 81,799
3,928 A-Mark Precious Metals, Inc. 136,105
11,573 Ambac Financial Group, Inc.
g
179,150

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.8%) Value
Financials (3.8%) - continued
12,662 American Equity Investment Life
Holding Company $ 462,036
72,342 American Express Company 11,932,813
11,163 American Financial Group, Inc. 1,356,304
658 Ameriprise Financial, Inc. 201,677
14,860 Ameris Bancorp 543,579
14,198 Annaly Capital Management, Inc. 271,324
149 Apollo Global Management, Inc. 9,411
5,833 Arch Capital Group, Ltd.
g
395,886
23,549 Arthur J. Gallagher & Company 4,505,159
32,148 Associated Banc-Corp 578,021
3,097 Assurant, Inc. 371,857
12,027 Assured Guaranty, Ltd. 604,597
2,795 Atlantic Union Bankshares
Corporation 97,965
25,814 Banc of California, Inc. 323,449
267,393 Bank of America Corporation 7,647,440
506 Bank of Hawaii Corporation 26,352
6,828 Bank of Marin Bancorp 149,465
11,322 Bank of N.T. Butterfield & Son, Ltd. 305,694
25,005 Bank of New York Mellon
Corporation 1,136,227
7,612 Bank OZK 260,330
22,088 BankFinancial Corporation 193,270
20,741 BankUnited, Inc. 468,332
2,664 BayCom Corporation 45,501
8,138 BCB Bancorp, Inc. 106,852
28,004 Berkshire Hathaway, Inc.
g
8,646,795
3,384 BlackRock, Inc. 2,264,302
110,627 Blackstone Mortgage Trust, Inc. 1,974,692
4,014 Block, Inc.
g
275,561
1,143 BOK Financial Corporation 96,481
1,926 Bread Financial Holdings, Inc. 58,396
26,606 Bridgewater Bancshares, Inc.
g
288,409
23,890 Brighthouse Financial, Inc.
g
1,053,788
10,158 Brookline Bancorp, Inc. 106,659
4,897 Business First Bancshares, Inc. 83,886
23,709 Byline Bancorp, Inc. 512,589
22,347 Cadence Bank 463,924
37,963 Capital One Financial Corporation 3,650,522
158,957 Carlyle Group, Inc. 4,937,204
2,475 Cathay General Bancorp 85,437
12,668 Cboe Global Markets, Inc. 1,700,552
42,399 Central Pacific Financial
Corporation 758,942
1,427 Central Valley Community Bancorp 29,368
161,007 Charles Schwab Corporation 8,433,547
18,057 Chimera Investment Corporation 101,841
27,371 Chubb, Ltd. 5,314,901
32,729 Citigroup, Inc. 1,534,663
4,720 Citizens Financial Group, Inc. 143,346
8,259 CNB Financial Corporation 158,573
219,223 Columbia Banking System, Inc. 4,695,757
75,981 Comerica, Inc. 3,299,095
14,023 Commerce Bancshares, Inc. 818,242
2,480 Community Bank System, Inc. 130,175
21,016 Community Trust Bancorp, Inc. 797,557
22,294 ConnectOne Bancorp, Inc. 394,158
5,141 CrossFirst Bankshares, Inc.
g
53,878
91 Cullen/Frost Bankers, Inc. 9,586
48,845 Customers Bancorp, Inc.
g
904,609
30,418 CVB Financial Corporation 507,372
7,663 Dime Community Bancshares, Inc. 174,103
25,204 Discover Financial Services 2,491,163
9,819 Eagle Bancorp, Inc. 328,642
Shares Common Stock (26.8%) Value
Financials (3.8%) - continued
21,151 East West Bancorp, Inc. $ 1,173,880
39,335 Eastern Bankshares, Inc. 496,408
19,127 Ellington Residential Mortgage
REIT 139,627
16,179 Enova International, Inc.
g
718,833
9,769 Enterprise Financial Services
Corporation 435,600
78,614 Equitable Holdings, Inc. 1,996,009
6,351 Equity Bancshares, Inc. 154,774
6,309 Euronet Worldwide, Inc.
g
705,977
42,974 F.N.B. Corporation 498,498
3,832 Farmers National Banc
Corporation 48,436
9,316 Federated Hermes, Inc. 373,944
55,979 Fidelity National Information
Services, Inc. 3,041,339
10,712 Fifth Third Bancorp 285,368
15,270 Financial Institutions, Inc. 294,406
44,291 First BanCorp/Puerto Rico 505,803
31,417 First Commonwealth Financial
Corporation 390,513
1,171 First Financial Bancorp 25,493
9,464 First Financial Bankshares, Inc. 301,902
7,494 First Financial Corporation 280,875
41,511 First Foundation, Inc. 309,257
5,148 First Hawaiian, Inc. 106,203
13,733 First Horizon Corporation 244,173
3,416 First Interstate BancSystem, Inc. 102,002
844 First Merchants Corporation 27,810
2,421 First Mid-Illinois Bancshares, Inc. 65,900
16,749 First of Long Island Corporation 226,111
3,351 First Republic Bank
f
46,880
16,673 Fiserv, Inc.
g
1,884,549
1,179 Five Star Bancorp 25,160
2,400 FLEETCOR Technologies, Inc.
g
506,040
22,391 Flushing Financial Corporation 333,402
5,176 Flywire Corporation
g
151,967
34,553 Fulton Financial Corporation 477,522
43,053 Genworth Financial, Inc.
g
216,126
20,030 Glacier Bancorp, Inc. 841,460
2,729 Global Life, Inc. 300,245
10,016 Global Payments, Inc. 1,054,084
14,110 Great Southern Bancorp, Inc. 715,095
12,598 Green Dot Corporation
g
216,434
33,138 Hamilton Lane, Inc. 2,451,549
17,743 Hancock Whitney Corporation 645,845
43,986 Hanmi Financial Corporation 816,820
17,037 Hanover Insurance Group, Inc. 2,189,255
8,779 Hartford Financial Services Group,
Inc. 611,809
24,896 Heartland Financial USA, Inc. 955,011
20,990 Heritage Commerce Corporation 174,847
5,874 Heritage Financial Corporation 125,704
13,536 Home BancShares, Inc. 293,867
14,706 HomeStreet, Inc. 264,561
18,305 Hometrust Bancshares, Inc. 450,120
88,913 Hope Bancorp, Inc. 873,126
25,925 Horizon Bancorp, Inc. 286,731
43,535 Houlihan Lokey, Inc. 3,808,877
22,562 Huntington Bancshares, Inc. 252,694
2,371 Independent Bank Corporation 155,585
20,262 Independent Bank Corporation/MI 360,056
8,317 Interactive Brokers Group, Inc. 686,652
123,171 Intercontinental Exchange, Inc. 12,845,504
1,638 International Bancshares
Corporation 70,139

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.8%) Value
Financials (3.8%) - continued
38,556 Invesco Mortgage Capital, Inc. $ 427,586
32,531 Invesco, Ltd. 533,508
170,362 J.P. Morgan Chase & Company 22,199,872
1,856 Jack Henry & Associates, Inc. 279,736
7,565 KeyCorp 94,714
33,686 Kinsale Capital Group, Inc. 10,110,853
2,771 KKR & Company, Inc. 145,533
27,944 M&T Bank Corporation 3,341,264
508 Marsh & McLennan Companies,
Inc. 84,607
104,572 Mastercard, Inc. 38,002,511
2,895 Mercantile Bank Corporation 88,529
5,365 Mercury General Corporation 170,285
12,912 Metropolitan Bank Holding
Corporation
g
437,588
58,016 MFA Financial, Inc. 575,519
67,540 MGIC Investment Corporation 906,387
17,361 Midland States Bancorp, Inc. 371,873
29,519 MidWestOne Financial Group, Inc. 720,854
37,402 Morgan Stanley 3,283,896
40,402 Mr. Cooper Group, Inc.
g
1,655,270
10,415 MSCI, Inc. 5,829,171
2,508 MVB Financial Corporation 51,765
72,704 Nasdaq, Inc. 3,974,728
33,672 Navient Corporation 538,415
51,586 New York Community Bancorp,
Inc. 466,337
72,292 NMI Holdings, Inc.
g
1,614,280
19,289 OceanFirst Financial Corporation 356,461
15,151 OFG Bancorp 377,866
35,877 Old National Bancorp 517,346
64,737 Old Republic International
Corporation 1,616,483
7,041 Old Second Bancorp, Inc. 98,996
47,612 OneMain Holdings, Inc. 1,765,453
2,632 Pacific Premier Bancorp, Inc. 63,221
40,488 PacWest Bancorp
f
393,948
190 Park National Corporation 22,528
6,328 Pathward Financial, Inc. 262,549
303,489 PayPal Holdings, Inc.
g
23,046,955
5,173 PCB Bancorp 74,957
1,377 Peapack-Gladstone Financial
Corporation 40,787
4,738 PennyMac Financial Services, Inc. 282,432
9,368 Pinnacle Financial Partners, Inc. 516,739
1,387 PNC Financial Services Group,
Inc. 176,288
23,905 Popular, Inc. 1,372,386
2,820 Preferred Bank/Los Angeles, CA 154,564
8,425 Premier Financial Corporation 174,650
10,673 Principal Financial Group, Inc. 793,217
10,744 Prosperity Bancshares, Inc. 660,971
4,908 Prudential Financial, Inc. 406,088
1,605 QCR Holdings, Inc. 70,476
48,800 Radian Group, Inc. 1,078,480
84,327 Raymond James Financial, Inc. 7,865,179
14,694 Regions Financial Corporation 272,721
112 Reinsurance Group of America,
Inc. 14,869
1,157 RenaissanceRe Holdings, Ltd. 231,793
188,102 Rithm Capital Corporation 1,504,816
33,147 RLI Corporation 4,405,568
44,904 S&P Global, Inc. 15,481,552
3,436 S&T Bancorp, Inc. 108,062
58,883 Seacoast Banking Corporation of
Florida 1,395,527
Shares Common Stock (26.8%) Value
Financials (3.8%) - continued
3,486 Shore Bancshares, Inc. $ 49,780
3,208 Simmons First National
Corporation 56,108
2,401 SmartFinancial, Inc. 55,559
2,313 South Plains Financial, Inc. 49,521
1,365 Southern First Bancshares, Inc.
g
41,906
6,387 SouthState Corporation 455,138
56,750 State Street Corporation 4,295,408
131,293 Synchrony Financial 3,818,000
21,810 Synovus Financial Corporation 672,402
3,798 T. Rowe Price Group, Inc. 428,794
8,161 Territorial Bancorp, Inc. 157,589
10,642 Texas Capital Bancshares, Inc.
g
521,032
854 Towne Bank 22,759
26,335 TPG RE Finance Trust, Inc. 191,192
45,132 TPG, Inc. 1,323,722
34,683 Tradeweb Markets, Inc. 2,740,651
71,878 Triumph Financial, Inc.
g
4,173,237
13,558 Truist Financial Corporation 462,328
13,009 TrustCo Bank Corporation NY 415,507
60,404 Two Harbors Investment
Corporation 888,543
4,503 U.S. Bancorp 162,333
9,815 UMB Financial Corporation 566,522
16,499 United Bankshares, Inc. 580,765
4,659 United Community Banks, Inc. 131,011
5,778 Univest Financial Corporation 137,170
73,046 Unum Group 2,889,700
30,038 Valley National Bancorp 277,551
19,157 Veritex Holdings, Inc. 349,807
39,493 Virtu Financial, Inc. 746,418
3,546 Visa, Inc. 799,481
3,400 Voya Financial, Inc. 242,964
4,722 W.R. Berkley Corporation 293,992
3,166 Walker & Dunlop, Inc. 241,154
16,011 Washington Federal, Inc. 482,251
345 Webster Financial Corporation 13,600
193,649 Wells Fargo & Company 7,238,600
5,394 Westamerica Bancorporation 238,954
163,016 Western Alliance Bancorp 5,793,589
4,765 Western Asset Mortgage Capital
Corporation 43,504
55,661 Western Union Company 620,620
1,840 WEX, Inc.
g
338,358
288 Willis Towers Watson plc 66,925
4,472 Wintrust Financial Corporation 326,232
1,768 WSFS Financial Corporation 66,494
46,396 Zions Bancorp NA 1,388,632
7,289 Zurich Insurance Group AG 3,492,879
Total 351,717,414
Health Care (3.9%)
4,947 10X Genomics, Inc.
g
275,993
79,388 Abbott Laboratories 8,038,829
63,171 ACADIA Pharmaceuticals, Inc.
g
1,188,878
7,787 Accolade, Inc.
g
111,977
11,913 Adaptive Biotechnologies
Corporation
g
105,192
31,547 Agilent Technologies, Inc. 4,364,212
167,989 Agiliti, Inc.
g
2,684,464
12,557 Agios Pharmaceuticals, Inc.
g
288,434
31,108 Aldeyra Therapeutics, Inc.
g
308,902
1,206 Align Technology, Inc.
g
402,973
11,605 Alignment Healthcare, Inc.
g
73,808
62,149 Alkermes plc
g
1,751,980

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.8%) Value
Health Care (3.9%) - continued
77,819 Allogene Therapeutics, Inc.
f,g
$ 384,426
326 Alnylam Pharmaceuticals, Inc.
g
65,304
12,530 Amedisys, Inc.
g
921,581
9,228 AmerisourceBergen Corporation 1,477,495
26,252 Amgen, Inc. 6,346,421
19,105 Amicus Therapeutics, Inc.
g
211,874
1,585 AMN Healthcare Services, Inc.
g
131,492
5,504 Anika Therapeutics, Inc.
g
158,075
9,086 Arcutis Biotherapeutics, Inc.
g
99,946
14,363 Argenx SE ADR
g
5,351,367
830 Arvinas, Inc.
g
22,676
23,429 Ascendis Pharma AS ADR
g
2,512,057
167,129 AstraZeneca plc ADR 11,600,424
19,685 Atara Biotherapeutics, Inc.
g
57,086
8,961 Avanos Medical, Inc.
g
266,500
199,761 Avantor, Inc.
g
4,222,948
40,447 Axonics, Inc.
g
2,206,788
62,961 Azenta, Inc.
g
2,809,320
105,166 Baxter International, Inc. 4,265,533
15,184 Biogen, Inc.
g
4,221,608
53,469 BioLife Solutions, Inc.
g
1,162,951
446 BioMarin Pharmaceutical, Inc.
g
43,369
43,235 Bio-Techne Corporation 3,207,605
3,575 Blueprint Medicines Corporation
g
160,839
3,147 Bristol-Myers Squibb Company 218,119
3,587 Cardinal Health, Inc. 270,818
85,147 Centene Corporation
g
5,382,142
755 Chemed Corporation 406,001
17,114 Cigna Group 4,373,140
14,856 Codexis, Inc.
g
61,504
22,106 Community Health Systems, Inc.
g
108,319
241 CONMED Corporation 25,030
9,612 Cooper Companies, Inc. 3,588,736
4,737 CRISPR Therapeutics AG
g
214,255
31,493 CVS Health Corporation 2,340,245
74,494 Danaher Corporation 18,775,468
39,305 Deciphera Pharmaceuticals, Inc.
g
607,262
6,823 Dentsply Sirona, Inc. 268,007
118,810 Dexcom, Inc.
g
13,803,346
50,853 Dynavax Technologies
Corporation
g
498,868
4,351 Editas Medicine, Inc.
g
31,545
42,295 Edwards Lifesciences
Corporation
g
3,499,065
28,038 Elanco Animal Health, Inc.
g
263,557
36,981 Elevance Health, Inc. 17,004,234
5,766 Enanta Pharmaceuticals, Inc.
g
233,177
18,809 Encompass Health Corporation 1,017,567
9,404 Enhabit, Inc.
g
130,810
79,113 Enovis Corporation
g
4,231,754
13,648 Evolent Health, Inc.
g
442,878
5,627 Exact Sciences Corporation
g
381,567
13,479 FibroGen, Inc.
g
251,518
62,940 Gilead Sciences, Inc. 5,222,132
7,679 Globus Medical, Inc.
g
434,939
2,214 Guardant Health, Inc.
g
51,896
63,324 Halozyme Therapeutics, Inc.
g
2,418,344
15,082 HCA Healthcare, Inc. 3,976,822
2,685 HealthEquity, Inc.
g
157,636
28,745 Hologic, Inc.
g
2,319,721
261 IDEXX Laboratories, Inc.
g
130,521
40,019 Immunocore Holdings plc ADR
g
1,978,539
45,097 Inari Medical, Inc.
g
2,784,289
840 Innoviva, Inc.
g
9,450
36,878 Insmed, Inc.
g
628,770
Shares Common Stock (26.8%) Value
Health Care (3.9%) - continued
28,782 Inspire Medical Systems, Inc.
g
$ 6,737,003
15,302 Insulet Corporation
g
4,880,726
1,026 Integra LifeSciences Holdings
Corporation
g
58,903
54,232 Intuitive Surgical, Inc.
g
13,854,649
9,984 Ionis Pharmaceuticals, Inc.
g
356,828
6,022 Jazz Pharmaceuticals, Inc.
g
881,199
72,389 Johnson & Johnson 11,220,295
5,527 KalVista Pharmaceuticals, Inc.
g
43,442
4,821 Kiniksa Pharmaceuticals, Ltd.
g
51,874
20,625 Kura Oncology, Inc.
g
252,244
46,773 Laboratory Corporation of America
Holdings 10,730,662
53,603 Lantheus Holdings, Inc.
g
4,425,464
357 Ligand Pharmaceuticals, Inc.
g
26,261
18,168 LivaNova plc
g
791,761
35 Madrigal Pharmaceuticals, Inc.
g
8,479
362,345 Maravai LifeSciences Holdings,
Inc.
g
5,076,453
7,218 Medpace Holdings, Inc.
g
1,357,345
169,927 Medtronic plc 13,699,515
130,356 Merck & Company, Inc. 13,868,575
465 Merit Medical Systems, Inc.
g
34,387
16,319 Mersana Therapeutics, Inc.
g
67,071
18,164 Mirati Therapeutics, Inc.
g
675,338
2,644 Moderna, Inc.
g
406,066
35,373 Molina Healthcare, Inc.
g
9,461,924
1,072 MultiPlan Corporation
g
1,136
44,370 Natera, Inc.
g
2,463,422
11,444 National HealthCare Corporation 664,553
36,986 Novo Nordisk AS ADR 5,885,952
5,429 Nurix Therapeutics, Inc.
g
48,210
11,181 OraSure Technologies, Inc.
g
67,645
122,470 Pfizer, Inc. 4,996,776
227,132 Progyny, Inc.
g
7,295,480
27,043 Protagonist Therapeutics, Inc.
g
621,989
144,740 R1 RCM, Inc.
g
2,171,100
15,589 RAPT Therapeutics, Inc.
g
286,058
1,823 Reata Pharmaceuticals, Inc.
g
165,747
12,987 Regeneron Pharmaceuticals, Inc.
g
10,671,028
30,143 Repligen Corporation
g
5,074,875
24,312 Revance Therapeutics, Inc.
g
783,090
8,180 Sage Therapeutics, Inc.
g
343,233
27,696 Sarepta Therapeutics, Inc.
g
3,817,340
2,067 Scholar Rock Holding Corporation
g
16,536
10,498 Sensus Healthcare, Inc.
g
54,695
6,768 ShockWave Medical, Inc.
g
1,467,505
76,166 Silk Road Medical, Inc.
g
2,980,376
6,874 SpringWorks Therapeutics, Inc.
g
176,937
18,616 Stevanato Group SPA 482,154
8,417 Syneos Health, Inc.
g
299,814
12,669 Teleflex, Inc. 3,209,184
51,093 Travere Therapeutics, Inc.
g
1,149,082
15,091 Twist Bioscience Corporation
g
227,572
10,647 Ultragenyx Pharmaceutical, Inc.
g
426,945
2,775 UnitedHealth Group, Inc. 1,311,437
8,848 Vanda Pharmaceuticals, Inc.
g
60,078
1,170 Veeva Systems, Inc.
g
215,034
32,621 Veracyte, Inc.
g
727,448
42,949 Vericel Corporation
g
1,259,265
203,435 Viatris, Inc. 1,957,045
49,904 Viemed Healthcare, Inc.
g
482,073
53,312 Vor BioPharma, Inc.
f,g
286,819
817 VYNE Therapeutics, Inc.
g
2,516
12,661 Waters Corporation
g
3,920,225

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.8%) Value
Health Care (3.9%) - continued
8,467 Zentalis Pharmaceuticals, Inc.
g
$ 145,632
31,687 Zimmer Biomet Holdings, Inc. 4,093,960
95,767 Zoetis, Inc. 15,939,459
Total 355,261,207
Industrials (2.8%)
15,638 3M Company 1,643,710
1,353 Acuity Brands, Inc. 247,234
27,605 Advanced Drainage Systems, Inc. 2,324,617
378 AECOM 31,873
13,701 AGCO Corporation 1,852,375
75,651 Air Lease Corporation 2,978,380
51,153 Alaska Air Group, Inc.
g
2,146,380
2,073 Albany International Corporation 185,243
2,850 American Woodmark Corporation
g
148,399
51,758 AMETEK, Inc. 7,521,990
2,303 Apogee Enterprises, Inc. 99,605
13,589 Armstrong World Industries, Inc. 968,080
68,534 ASGN, Inc.
g
5,665,706
2,714 Atkore International Group, Inc.
g
381,263
11,975 AZZ, Inc. 493,849
124,712 Badger Infrastructure Solutions,
Ltd. 3,015,604
13,445 Barnes Group, Inc. 541,565
4,835 Beacon Roofing Supply, Inc.
g
284,540
336 Broadridge Financial Solutions,
Inc. 49,248
21,233 Carlisle Companies, Inc. 4,800,144
2,222 Caterpillar, Inc. 508,482
2,983 CBIZ, Inc.
g
147,629
43,817 Chart Industries, Inc.
g
5,494,652
14,214 Cimpress plc
g
622,857
12,714 Cintas Corporation 5,882,514
234,934 CNH Industrial NV 3,587,442
817 Columbus McKinnon Corporation 30,360
56,347 Conduent Incorporated
g
193,270
13,913 Core & Main, Inc.
g
321,390
1,656 CoStar Group, Inc.
g
114,016
30,130 Crane Holdings, Company 3,419,755
6,220 CSW Industrials, Inc. 864,145
277,556 CSX Corporation 8,310,027
5,543 Curtiss-Wright Corporation 977,009
6,120 Daseke, Inc.
g
47,308
4,524 Deere & Company 1,867,869
93,523 Delta Air Lines, Inc.
g
3,265,823
7,326 Donaldson Company, Inc. 478,681
70 Dover Corporation 10,636
192,775 Driven Brands Holdings, Inc.
g
5,843,010
6,424 Eagle Bulk Shipping, Inc. 292,292
14,024 EMCOR Group, Inc. 2,280,162
29,411 Emerson Electric Company 2,562,875
520 Equifax, Inc. 105,477
25,894 Expeditors International of
Washington, Inc. 2,851,447
20,988 Fastenal Company 1,132,093
261,125 First Advantage Corporation
g
3,645,305
6,752 Forrester Research, Inc.
g
218,427
20,314 Fortune Brands Innovations, Inc. 1,193,041
34,981 Forward Air Corporation 3,769,553
4,635 Genco Shipping & Trading, Ltd. 72,584
15,753 General Dynamics Corporation 3,594,992
1,412 Gorman-Rupp Company 35,300
10,256 Greenbrier Companies, Inc. 329,936
22,708 Hawaiian Holdings, Inc.
g
208,005
8,159 Healthcare Services Group, Inc. 113,165
Shares Common Stock (26.8%) Value
Industrials (2.8%) - continued
1,207 Heidrick & Struggles International,
Inc. $ 36,645
11,977 Helios Technologies, Inc. 783,296
22,777 Hillman Solutions Corporation
g
191,782
152,533 Howmet Aerospace, Inc. 6,462,823
4,210 Hubbell, Inc. 1,024,335
1,467 ICF International, Inc. 160,930
3,628 IDEX Corporation 838,177
15,917 Interface, Inc. 129,246
39,506 Janus International Group, Inc.
g
389,529
241 JB Hunt Transport Services, Inc. 42,286
56,066 JetBlue Airways Corporation
g
408,160
49,693 Johnson Controls International plc 2,992,512
372 Knight-Swift Transportation
Holdings, Inc. 21,048
13,965 L3Harris Technologies, Inc. 2,740,492
19,308 Landstar System, Inc. 3,461,152
42,036 Lincoln Electric Holdings, Inc. 7,108,288
12,270 ManpowerGroup, Inc. 1,012,643
20,314 Masterbrand, Inc.
g
163,325
7,129 Matson, Inc. 425,387
7,519 Maximus, Inc. 591,745
29,372 Mercury Systems, Inc.
g
1,501,497
47,312 Middleby Corporation
g
6,936,412
10,469 Miller Industries, Inc. 370,079
7,816 MSC Industrial Direct Company,
Inc. 656,544
800 National Presto Industries, Inc. 57,672
25,839 Northrop Grumman Corporation 11,930,383
8,946 Old Dominion Freight Line, Inc. 3,049,155
22,636 Owens Corning, Inc. 2,168,529
18,378 PACCAR, Inc. 1,345,270
47,721 Parker-Hannifin Corporation 16,039,505
92,669 Pentair plc 5,121,816
33,976 Planet Labs PBC
g
133,526
30,315 Proterra, Inc.
g
46,079
2,705 Quanta Services, Inc. 450,761
73,707 Regal Rexnord Corporation 10,372,786
5,247 Republic Services, Inc. 709,499
10,886 Resideo Technologies, Inc.
g
198,996
65,010 Ritchie Brothers Auctioneers, Inc. 3,659,413
1,757 RXO, Inc.
g
34,507
12,666 Saia, Inc.
g
3,446,165
33,958 SkyWest, Inc.
g
752,849
1,067 Snap-On, Inc. 263,432
16,265 Southwest Airlines Company 529,263
22,069 Standex International Corporation 2,702,128
1,161 Stanley Black & Decker, Inc. 93,553
3,696 Sterling Construction Company,
Inc.
g
140,004
188,827 Sun Country Airlines Holdings,
Inc.
g
3,870,954
48,248 SunPower Corporation
f,g
667,752
18,414 Sunrun, Inc.
g
371,042
6,444 Tennant Company 441,607
10,731 Terex Corporation 519,166
9,685 Textron, Inc. 684,052
37,193 Timken Company 3,039,412
9,034 Titan International, Inc.
g
94,676
5,065 Trane Technologies plc 931,859
49,677 TransUnion 3,086,929
7,606 TriNet Group, Inc.
g
613,120
1,147 TTEC Holdings, Inc. 42,703
20,461 Tutor Perini Corporation
g
126,244
458,882 Uber Technologies, Inc.
g
14,546,559

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.8%) Value
Industrials (2.8%) - continued
1,701 UniFirst Corporation/MA $ 299,767
17,722 Union Pacific Corporation 3,566,730
7,592 United Airlines Holdings, Inc.
g
335,946
31,865 United Parcel Service, Inc. 6,181,491
12,615 United Rentals, Inc. 4,992,512
2,157 Valmont Industries, Inc. 688,687
2,990 Wabash National Corporation 73,524
181,574 WillScot Mobile Mini Holdings
Corporation
g
8,512,189
77,354 Xometry, Inc.
f,g
1,157,989
Total 256,309,868
Information Technology (6.4%)
45,692 8x8, Inc.
g
190,536
63,800 Adobe, Inc.
g
24,586,606
30,421 Adtran Holdings, Inc. 482,477
86,004 Advanced Micro Devices, Inc.
g
8,429,252
2,164 Alarm.com Holdings, Inc.
g
108,806
5,812 Alpha and Omega Semiconductor,
Ltd.
g
156,633
19,930 Alteryx, Inc.
g
1,172,681
2,826 American Software, Inc. 35,636
18,014 Amkor Technology, Inc. 468,724
72,316 Amphenol Corporation 5,909,663
727 ANSYS, Inc.
g
241,946
3,190 Appian Corporation
g
141,572
480,128 Apple, Inc. 79,173,107
95,100 Applied Materials, Inc. 11,681,133
21,727 Arista Networks, Inc.
g
3,647,094
22,924 Arrow Electronics, Inc.
g
2,862,520
22,987 Autodesk, Inc.
g
4,784,974
1,103 Aviat Networks, Inc.
g
38,009
847 Avnet, Inc. 38,284
5,108 Benchmark Electronics, Inc. 121,008
18,223 BigCommerce Holdings, Inc.
g
162,914
22,343 BILL Holdings, Inc.
g
1,812,911
8,974 CalAmp Corporation
g
32,217
134,806 Calix, Inc.
g
7,224,254
1,264 Cambium Networks Corporation
g
22,398
1,190 CDW Corporation 231,919
42,973 Ciena Corporation
g
2,256,942
460,421 Cisco Systems, Inc. 24,068,508
114,891 Cognex Corporation 5,692,849
354 Cognizant Technology Solutions
Corporation 21,569
11,992 Coherent Corporation
g
456,655
12,343 Cohu, Inc.
g
473,848
117,277 CommScope Holding Company,
Inc.
g
747,054
2,516 Corning, Inc. 88,764
5,030 Datadog, Inc.
g
365,480
29,710 Descartes Systems Group, Inc.
g
2,394,923
41,728 Dolby Laboratories, Inc. 3,564,406
10,291 Dropbox, Inc.
g
222,491
14,455 Endava plc ADR
g
971,087
28,514 Entegris, Inc. 2,338,433
8,913 EPAM Systems, Inc.
g
2,664,987
81 Fair Isaac Corporation
g
56,918
1,429 First Solar, Inc.
g
310,807
79,768 Five9, Inc.
g
5,766,429
120,672 Flex, Ltd.
g
2,776,663
9,147 FormFactor, Inc.
g
291,332
155,998 Fortinet, Inc.
g
10,367,627
59,052 Gen Digital, Inc. 1,013,332
30,980 Gilat Satellite Networks, Ltd.
g
158,618
Shares Common Stock (26.8%) Value
Information Technology (6.4%) - continued
163 GoDaddy, Inc.
g
$ 12,668
199,449 Grid Dynamics Holdings, Inc.
g
2,285,686
338 HP, Inc. 9,920
5,621 HubSpot, Inc.
g
2,410,004
8,014 IPG Photonics Corporation
g
988,206
9,942 Jabil, Inc. 876,487
151,673 Juniper Networks, Inc. 5,220,585
84 Keysight Technologies, Inc.
g
13,564
2,386 KLA-Tencor Corporation 952,420
29,243 Knowles Corporation
g
497,131
1,910 Kyndryl Holdings, Inc.
g
28,192
11,624 Lam Research Corporation 6,162,115
102,311 Lattice Semiconductor
Corporation
g
9,770,700
1,689 Littelfuse, Inc. 452,804
38,685 Lumentum Holdings, Inc.
g
2,089,377
1,592 MaxLinear, Inc.
g
56,054
69,065 Microchip Technology, Inc. 5,786,266
403,879 Microsoft Corporation 116,438,316
9,727 Monolithic Power Systems, Inc. 4,868,753
577 Motorola Solutions, Inc. 165,097
13,723 NCR Corporation
g
323,726
1,015 NICE, Ltd. ADR
g
232,323
33,074 Nova, Ltd.
g
3,455,241
167,427 NVIDIA Corporation 46,506,198
3,114 ON Semiconductor Corporation
g
256,344
17,352 PagerDuty, Inc.
g
606,973
25,941 Palo Alto Networks, Inc.
g
5,181,455
13,726 Paycom Software, Inc.
g
4,172,841
2,569 PDF Solutions, Inc.
g
108,926
5,054 Plexus Corporation
g
493,119
32,633 PTC, Inc.
g
4,184,530
20,463 Q2 Holdings, Inc.
g
503,799
2,477 Qorvo, Inc.
g
251,589
190,495 QUALCOMM, Inc. 24,303,352
1,226 Qualys, Inc.
g
159,404
27,174 Rackspace Technology, Inc.
g
51,087
31,565 Rambus, Inc.
g
1,618,022
12,028 RingCentral, Inc.
g
368,899
108,710 Salesforce, Inc.
g
21,718,084
99,104 Samsung Electronics Company,
Ltd. 4,900,788
3,042 Sanmina Corporation
g
185,532
47,407 ServiceNow, Inc.
g
22,030,981
12,464 SiTime Corporation
g
1,772,755
22,208 Skyworks Solutions, Inc. 2,620,100
42,266 Splunk, Inc.
g
4,052,464
9,137 Sprinklr, Inc.
g
118,415
165,568 Sprout Social, Inc.
g
10,079,780
12,720 Synopsys, Inc.
g
4,913,100
2,504 Teledyne Technologies, Inc.
g
1,120,189
17,754 Teradata Corporation
g
715,131
207 Teradyne, Inc. 22,255
68,356 Texas Instruments, Inc. 12,714,900
3,608 Trimble, Inc.
g
189,131
302,113 TTM Technologies, Inc.
g
4,075,504
11,813 Tyler Technologies, Inc.
g
4,189,362
21,935 Universal Display Corporation 3,402,777
23,332 Upland Software, Inc.
g
100,328
11,269 Verint Systems, Inc.
g
419,658
39,087 Viavi Solutions, Inc.
g
423,312
41,854 Vishay Intertechnology, Inc. 946,737
45,445 Vontier Corporation 1,242,466
3,127 Western Digital Corporation
g
117,794
32,062 Wolfspeed, Inc.
g
2,082,427

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.8%) Value
Information Technology (6.4%) - continued
68,595 Workiva, Inc.
g
$ 7,024,814
7,991 Xerox Holdings Corporation 123,061
33,960 Yext, Inc.
g
326,356
261 Zebra Technologies Corporation
g
82,998
5,153 Zoom Video Communications,
Inc.
g
380,498
Total 584,780,866
Materials (0.8%)
5,582 Albemarle Corporation 1,233,845
1,324 Alcoa Corporation 56,349
35,824 AptarGroup, Inc. 4,234,039
2,932 Ashland, Inc. 301,146
8,762 Avery Dennison Corporation 1,567,785
130,240 Axalta Coating Systems, Ltd.
g
3,944,970
5,958 Ball Corporation 328,345
13,835 Carpenter Technology Corporation 619,255
15,930 Celanese Corporation 1,734,618
64,732 CF Industries Holdings, Inc. 4,692,423
617 Commercial Metals Company 30,171
57,248 Compass Minerals International,
Inc. 1,963,034
11,037 Corteva, Inc. 665,641
2,626 Crown Holdings, Inc. 217,196
35,226 Eastman Chemical Company 2,970,961
7,990 Freeport-McMoRan, Inc. 326,871
4,251 Greif, Inc. 269,386
658 Hawkins, Inc. 28,807
33,359 Huntsman Corporation 912,702
15,481 Ingevity Corporation
g
1,107,201
11,721 Innospec, Inc. 1,203,395
7,189 International Flavors & Fragrances,
Inc. 661,100
63,266 Ivanhoe Mines, Ltd.
g
571,571
5,821 Kaiser Aluminum Corporation 434,421
10,468 Linde plc 3,720,746
19,863 LSB Industries, Inc.
g
205,185
29,960 LyondellBasell Industries NV 2,812,944
8,773 Martin Marietta Materials, Inc. 3,114,941
11,259 Mercer International, Inc. 110,057
9,485 MP Materials Corporation
g
267,382
3,692 Myers Industries, Inc. 79,120
15,625 Newmont Corporation 765,937
70,564 Nucor Corporation 10,900,021
22,352 O-I Glass, Inc.
g
507,614
12,455 Orion Engineered Carbons SA 324,951
4,853 PPG Industries, Inc. 648,264
398,804 Ranpak Holdings Corporation
g
2,081,757
2,618 Reliance Steel & Aluminum
Company 672,145
44,058 RPM International, Inc. 3,843,620
8,623 Ryerson Holding Corporation 313,705
12,360 Schnitzer Steel Industries, Inc. 384,396
644 Sensient Technologies Corporation 49,305
19,664 Sonoco Products Company 1,199,504
32,550 SSR Mining, Inc. 492,156
9,009 Steel Dynamics, Inc. 1,018,558
111,337 Summit Materials, Inc.
g
3,171,991
10,918 TimkenSteel Corporation
g
200,236
6,874 TriMas Corporation 191,510
7,293 Trinseo plc 152,059
36,451 Tronox Holdings plc 524,165
4,297 United States Lime & Minerals, Inc. 656,109
27,667 United States Steel Corporation 722,109
484 Vulcan Materials Company 83,035
Shares Common Stock (26.8%) Value
Materials (0.8%) - continued
1,853 Westlake Corporation $ 214,911
15,984 WestRock Company 487,032
Total 69,990,697
Real Estate (1.0%)
63,714 Agree Realty Corporation 4,371,418
1,550 Alexandria Real Estate Equities,
Inc. 194,664
6,800 American Assets Trust, Inc. 126,412
22,534 Apartment Income REIT
Corporation 806,943
15,814 AvalonBay Communities, Inc. 2,657,701
12,950 Camden Property Trust 1,357,678
10,280 CareTrust REIT, Inc. 201,282
48,686 CBRE Group, Inc.
g
3,544,828
103,395 CubeSmart 4,778,917
269,620 Cushman and Wakefield plc
g
2,841,795
1,712 Digital Realty Trust, Inc. 168,307
19,832 DigitalBridge Group, Inc. 237,786
3,555 EastGroup Properties, Inc. 587,713
7,623 Elme Communities 136,147
46,368 EPR Properties 1,766,621
16,192 Equity Commonwealth 335,336
21,001 Equity Residential 1,260,060
27,131 Essential Properties Realty Trust,
Inc. 674,205
2,044 Essex Property Trust, Inc. 427,482
8,483 Extra Space Storage, Inc. 1,382,135
37,280 First Industrial Realty Trust, Inc. 1,983,296
14,250 FirstService Corporation 2,009,107
44,328 Four Corners Property Trust, Inc. 1,190,650
5,583 Getty Realty Corporation 201,155
1,498 Gladstone Land Corporation 24,942
196,112 Healthcare Realty Trust, Inc. 3,790,845
194,637 Host Hotels & Resorts, Inc. 3,209,564
8,096 Howard Hughes Corporation
g
647,680
22,174 Independence Realty Trust, Inc. 355,449
12,953 Kennedy-Wilson Holdings, Inc. 214,890
2,651 Kilroy Realty Corporation 85,892
5,187 Life Storage, Inc. 679,964
4,887 LTC Properties, Inc. 171,680
100,953 LXP Industrial Trust 1,040,825
4,339 Mid-America Apartment
Communities, Inc. 655,363
73,902 National Retail Properties, Inc. 3,262,773
162,889 National Storage Affiliates Trust 6,805,502
81,445 Necessity Retail REIT, Inc. 511,475
35,413 NetSTREIT Corporation 647,350
115,754 Pebblebrook Hotel Trust 1,625,186
24,010 Public Storage, Inc. 7,254,381
8,440 Realty Income Corporation 534,421
28,533 Regency Centers Corporation 1,745,649
105,620 Rexford Industrial Realty, Inc. 6,300,233
64,561 Sabra Health Care REIT, Inc. 742,452
42,315 SBA Communications Corporation 11,047,177
118,125 Service Properties Trust 1,176,525
9,371 Terreno Realty Corporation 605,367
65,512 UDR, Inc. 2,689,923
5,168 Welltower, Inc. 370,494
28,556 Zillow Group, Inc.
g
1,247,897
Total 90,685,537
Utilities (0.6%)
5,001 AES Corporation 120,424
4,459 Alliant Energy Corporation 238,111

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.8%) Value
Utilities (0.6%) - continued
11,871 Artesian Resources Corporation $ 657,179
5,144 Avista Corporation 218,363
26,448 Black Hills Corporation 1,668,869
7,634 CenterPoint Energy, Inc. 224,898
13,631 Consolidated Water Company,
Ltd. 223,957
52,295 Constellation Energy Corporation 4,105,158
34,701 Duke Energy Corporation 3,347,605
16,330 Edison International, Inc. 1,152,735
81,254 Entergy Corporation 8,754,306
7,068 Essential Utilities, Inc. 308,518
57,699 Evergy, Inc. 3,526,563
2,669 NextEra Energy Partners, LP 162,142
274,482 NiSource, Inc. 7,674,517
55,406 NorthWestern Corporation 3,205,791
119,438 OGE Energy Corporation 4,498,035
11,314 PG&E Corporation
g
182,947
28,039 Pinnacle West Capital Corporation 2,221,810
31,188 Portland General Electric
Company 1,524,781
58,071 Public Service Enterprise Group,
Inc. 3,626,534
45,021 Sempra Energy 6,805,374
4,721 Spire, Inc. 331,131
18,411 UGI Corporation 639,966
1,794 Vistra Energy Corporation 43,056
3,695 Xcel Energy, Inc. 249,191
Total 55,711,961
Total Common Stock
(cost $1,953,545,938) 2,458,922,900
Principal
Amount Long-Term Fixed Income ( 21.0% ) Value
Asset-Backed Securities (1.2%)
510 Asset Backed Trust
$ 2,500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
2,157,819
720 East CLO I, Ltd.
2,500,000
7.825%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,h
2,492,765
825,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,h
804,646
Access Group, Inc.
181,095
5.345%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
177,079
Affirm Asset Securitization Trust
3,500,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
h
3,332,527
AMSR Trust
3,400,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
2,878,822
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
1,180,919
4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
h
3,929,453
1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
1,561,555
Ares XL CLO, Ltd.
2,750,000
7.592%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
2,549,693
Principal
Amount Long-Term Fixed Income (21.0%) Value
Asset-Backed Securities (1.2%) - continued
Bankers Healthcare Group
Securitization Trust
$ 1,192,686
5.280%,  10/17/2035, Ser.
2022-C, Class A
h
$ 1,182,437
Business Jet Securities, LLC
880,993
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
835,097
CarVal CLO II, Ltd.
2,775,000
6.308%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
2,692,030
1,600,000
6.808%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
1,506,688
CarVal CLO VII-C, Ltd.
1,850,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,h
1,847,937
CarVal CLO VIII-C, Ltd.
1,750,000
6.345%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
b,h
1,756,921
1,100,000
7.045%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,h
1,102,983
CMFT Net Lease Master Issuer,
LLC
1,712,439
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
1,458,652
Commonbond Student Loan Trust
239,579
5.345%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
232,373
Dryden 36 Senior Loan Fund
2,325,000
6.842%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
2,230,459
FirstKey Homes Trust
5,150,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
4,908,598
Foundation Finance Trust
1,330,279
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
1,183,265
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
2,652,639
Galaxy XIX CLO, Ltd.
2,175,000
6.666%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
2,006,163
Goodgreen
2,165,266
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
1,984,353
Home Partners of America Trust
3,195,215
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
2,846,290
2,647,569
2.078%,  9/17/2041, Ser.
2021-1, Class C
h
2,181,064
Laurel Road Prime Student Loan
Trust
112,052
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
109,975
1,196,579
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
1,129,109

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Asset-Backed Securities (1.2%) - continued
Longfellow Place CLO, Ltd.
$ 5,200,000
6.542%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
$ 5,145,852
1,300,000
7.092%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
1,261,104
Marlette Funding Trust
1,003,541
5.180%,  11/15/2032, Ser.
2022-3A, Class A
h
995,955
Mercury Financial Credit Card
Master Trust
2,900,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
2,721,421
National Collegiate Trust
883,428
5.140%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
846,843
Oak Street Investment
2,206,411
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
1,990,492
Pretium Mortgage Credit Partners,
LLC
1,536,003
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
1,460,868
1,089,263
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
1,033,612
Progress Residential Trust
1,600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
1,427,564
4,750,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
h
4,213,578
Renaissance Home Equity Loan
Trust
3,418,209
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
1,159,291
Saxon Asset Securities Trust
1,204,048
2.738%,  8/25/2035, Ser.
2004-2, Class MF2
b
1,045,829
Sound Point CLO XIV, Ltd.
3,400,000
6.865%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
3,282,445
Stratus CLO, Ltd.
2,400,000
6.558%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
2,267,242
Tricon Residential Trust
2,000,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
1,801,670
Upstart Securitization Trust
1,650,000
6.590%,  2/20/2033, Ser.
2023-1, Class A
h
1,643,521
VCAT Asset Securitization, LLC
1,450,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
1,328,890
Vericrest Opportunity Loan
Transferee
1,630,115
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
1,498,073
1,925,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
1,729,667
2,400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
2,193,770
Principal
Amount Long-Term Fixed Income (21.0%) Value
Asset-Backed Securities (1.2%) - continued
$ 1,800,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
$ 1,567,831
1,800,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
1,356,527
1,202,563
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
1,095,554
1,100,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
925,545
1,000,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
841,804
Whitebox CLO IV, Ltd.
3,350,000
6.930%,  (TSFR3M +
2.150%), 4/20/2036, Ser.
2023-4A, Class A1
b,h
3,345,327
Wind River CLO, Ltd.
2,000,000
6.408%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
1,937,754
1,650,000
6.808%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
1,535,799
Total 106,566,139
Basic Materials (0.2%)
Alcoa Nederland Holding BV
483,000 5.500%,  12/15/2027
h
476,972
Anglo American Capital plc
750,000 3.875%,  3/16/2029
h
689,740
Cascades, Inc./Cascades USA,
Inc.
370,000 5.125%,  1/15/2026
f,h
347,771
Chemours Company
510,000 5.750%,  11/15/2028
h
455,292
Cleveland-Cliffs, Inc.
450,000 5.875%,  6/1/2027
f
445,500
290,000 4.625%,  3/1/2029
f,h
266,113
Consolidated Energy Finance SA
854,000 5.625%,  10/15/2028
h
734,611
First Quantum Minerals, Ltd.
869,000 6.875%,  10/15/2027
h
837,744
Glencore Funding, LLC
616,000 3.375%,  9/23/2051
h
428,215
1,343,000 4.000%,  3/27/2027
h
1,293,194
Hecla Mining Company
220,000 7.250%,  2/15/2028 222,202
Hudbay Minerals, Inc.
510,000 4.500%,  4/1/2026
h
470,963
Kinross Gold Corporation
770,000 5.950%,  3/15/2024 770,046
Mercer International, Inc.
212,000 5.125%,  2/1/2029 181,550
Methanex Corporation
474,000 4.250%,  12/1/2024 458,188
Mosaic Company
900,000 4.050%,  11/15/2027 868,492
Novelis Corporation
200,000 3.250%,  11/15/2026
h
182,773
290,000 4.750%,  1/30/2030
h
266,451
200,000 3.875%,  8/15/2031
h
168,448
Nutrien, Ltd.
232,000 5.900%,  11/7/2024 235,305
308,000 4.900%,  3/27/2028 307,910

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Basic Materials (0.2%) - continued
OCI NV
$ 353,000 4.625%,  10/15/2025
h
$ 335,039
Olin Corporation
765,000 5.125%,  9/15/2027 733,701
SCIL IV, LLC/SCIL USA Holdings,
LLC
521,000 5.375%,  11/1/2026
f,h
475,953
SK Invictus Intermediate II SARL
410,000 5.000%,  10/30/2029
h
340,398
SPCM SA
508,000 3.375%,  3/15/2030
h
419,062
SunCoke Energy, Inc.
544,000 4.875%,  6/30/2029
h
473,638
Taseko Mines, Ltd.
366,000 7.000%,  2/15/2026
h
332,053
Unifrax Escrow Issuer Corporation
463,000 5.250%,  9/30/2028
h
369,963
United States Steel Corporation
538,000 6.875%,  3/1/2029 538,000
Total 14,125,287
Capital Goods (0.4%)
Advanced Drainage Systems, Inc.
446,000 6.375%,  6/15/2030
h
437,007
AECOM
860,000 5.125%,  3/15/2027 851,890
Amsted Industries, Inc.
570,000 5.625%,  7/1/2027
h
554,325
ARD Finance SA
144,000 6.500%,  6/30/2027
h
110,146
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
500,000 5.250%,  8/15/2027
h
394,217
200,000 5.250%,  8/15/2027
h
157,687
Boeing Company
1,280,000 5.930%,  5/1/2060 1,278,472
895,000 5.040%,  5/1/2027 901,491
1,475,000 5.705%,  5/1/2040 1,492,121
Bombardier, Inc.
297,000 7.125%,  6/15/2026
h
298,069
630,000 7.875%,  4/15/2027
f,h
637,767
435,000 6.000%,  2/15/2028
h
423,583
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
h
305,578
Canpack SA/Canpack US, LLC
700,000 3.125%,  11/1/2025
h
636,146
Carrier Global Corporation
720,000 3.577%,  4/5/2050 544,990
1,050,000 2.700%,  2/15/2031 903,127
Chart Industries, Inc.
507,000 7.500%,  1/1/2030
h
523,843
Clean Harbors, Inc.
674,000 6.375%,  2/1/2031
h
687,652
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
h
65,450
136,000 8.750%,  4/15/2030
h
123,589
CNH Industrial NV
915,000 3.850%,  11/15/2027 878,382
Cornerstone Building Brands, Inc.
348,000 6.125%,  1/15/2029
h
248,440
Covanta Holding Corporation
276,000 4.875%,  12/1/2029
h
245,568
Principal
Amount Long-Term Fixed Income (21.0%) Value
Capital Goods (0.4%) - continued
CP Atlas Buyer, Inc.
$ 465,000 7.000%,  12/1/2028
f,h
$ 345,314
Crown Cork & Seal Company, Inc.
434,000 7.375%,  12/15/2026 458,599
GFL Environmental, Inc.
415,000 4.000%,  8/1/2028
h
377,057
674,000 3.500%,  9/1/2028
h
609,970
H&E Equipment Services, Inc.
865,000 3.875%,  12/15/2028
h
758,030
Herc Holdings, Inc.
480,000 5.500%,  7/15/2027
h
463,200
Howmet Aerospace, Inc.
1,107,000 3.000%,  1/15/2029 981,466
923,000 5.950%,  2/1/2037 929,922
Ingersoll-Rand Luxembourg
Finance SA
775,000 3.500%,  3/21/2026 752,022
JELD-WEN, Inc.
205,000 4.625%,  12/15/2025
h
190,138
John Deere Capital Corporation
616,000 4.350%,  9/15/2032 614,880
Lockheed Martin Corporation
544,000 4.500%,  5/15/2036 537,826
374,000 6.150%,  9/1/2036 423,900
Mauser Packaging Solutions
Holding Company
515,000 9.250%,  4/15/2027
h
475,855
MIWD Holdco II, LLC
273,000 5.500%,  2/1/2030
h
230,685
Mueller Water Products, Inc.
286,000 4.000%,  6/15/2029
h
255,476
Nesco Holdings II, Inc.
525,000 5.500%,  4/15/2029
h
474,957
New Enterprise Stone and Lime
Company, Inc.
659,000 5.250%,  7/15/2028
h
582,486
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 1,025,179
OI European Group BV
551,000 4.750%,  2/15/2030
h
504,165
Owens-Brockway Glass Container,
Inc.
209,000 5.875%,  8/15/2023
h
208,498
Pactiv Evergreen Group
395,000 4.375%,  10/15/2028
h
345,302
Parker-Hannifin Corporation
1,538,000 4.500%,  9/15/2029 1,522,925
PGT Innovations, Inc.
529,000 4.375%,  10/1/2029
h
478,031
Raytheon Technologies
Corporation
720,000 4.125%,  11/16/2028 709,644
900,000 4.450%,  11/16/2038 853,819
1,200,000 3.750%,  11/1/2046 991,805
Regal Rexnord Corporation
770,000 6.050%,  2/15/2026
h
773,375
Republic Services, Inc.
1,100,000 2.900%,  7/1/2026 1,049,726
Roller Bearing Company of
America, Inc.
386,000 4.375%,  10/15/2029
h
344,663
Sealed Air Corporation
424,000 6.125%,  2/1/2028
h
428,730

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Capital Goods (0.4%) - continued
Silgan Holdings, Inc.
$ 202,000 4.125%,  2/1/2028 $ 190,121
SRM Escrow Issuer, LLC
785,000 6.000%,  11/1/2028
h
736,919
Textron, Inc.
1,010,000 3.375%,  3/1/2028 940,298
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
220,000 7.750%,  4/15/2026
h
184,250
TransDigm, Inc.
500,000 6.250%,  3/15/2026
h
500,455
1,410,000 5.500%,  11/15/2027 1,329,507
Triumph Group, Inc.
275,000 9.000%,  3/15/2028
h
275,289
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 502,031
430,000 4.000%,  7/15/2030 386,368
Waste Pro USA, Inc.
255,000 5.500%,  2/15/2026
h
234,514
WESCO Distribution, Inc.
720,000 7.250%,  6/15/2028
h
739,296
Total 37,416,233
Collateralized Mortgage Obligations (1.1%)
Alternative Loan Trust
543,364
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 314,397
Arroyo Mortgage Trust
3,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
h,i
2,652,684
Bellemeade Re, Ltd.
831,632
6.310%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
831,155
BINOM Securitization Trust
1,395,797
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
1,222,267
CHNGE Mortgage Trust
3,164,032
6.000%,  10/25/2057, Ser.
2022-4, Class A1
h,i
3,129,876
Citicorp Mortgage Securities, Inc.
1,522,125
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,348,804
COLT Mortgage Loan Trust
2,842,526
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
2,390,644
Countrywide Alternative Loan Trust
753,795
3.171%,  10/25/2035, Ser.
2005-43, Class 4A1
b
601,676
1,717,227
7.000%,  10/25/2037, Ser.
2007-24, Class A10 650,689
Countrywide Home Loans, Inc.
340,345
5.750%,  4/25/2037, Ser.
2007-3, Class A27 172,422
Credit Suisse Mortgage Trust
1,500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
1,326,462
2,450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
2,174,582
2,458,936
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
1,974,128
1,610,823
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,h
1,591,783
Principal
Amount Long-Term Fixed Income (21.0%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
$ 1,367,058
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
$ 1,146,389
5,733,120
3.456%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
5,747,993
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
152,578
6.000%,  4/25/2023, Ser.
2006-AR5, Class 23A 109,297
Federal Home Loan Mortgage
Corporation - REMIC
3,828,510
4.000%,  1/25/2051, Ser.
5249, Class LA 3,729,364
161,922
4.000%,  7/15/2031, Ser.
4104, Class KI
j
1,348
1,151,300
3.000%,  2/15/2033, Ser.
4170, Class IG
j
103,614
2,132,399
3.000%,  3/15/2033, Ser.
4180, Class PI
j
227,353
3,910,711
4.500%,  10/15/2033, Ser.
2695, Class BH 3,893,660
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,465,553
Federal National Mortgage
Association - REMIC
3,919,922
4.500%,  6/25/2052, Ser.
2022-43, Class MA 3,863,857
3,228,651
4.000%,  7/25/2052, Ser.
2022-37, Class PE 3,128,153
2,674,862
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
111,425
8,940,981
5.250%,  7/25/2039, Ser.
2022-72, Class CB 9,038,002
4,070,439
4.500%,  1/25/2046, Ser.
2022-68, Class BA 4,026,788
Flagstar Mortgage Trust
1,598,501
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
1,401,986
GCAT Trust
2,255,229
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
1,904,906
GS Mortgage-Backed Securities
Trust
2,984,065
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
2,516,289
J.P. Morgan Mortgage Trust
3,010,447
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
2,436,228
2,024,444
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
1,606,828
LHOME Mortgage Trust
2,900,000
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,h
2,829,045
1,100,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
1,055,698
Mello Mortgage Capital
Acceptance
2,927,341
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
2,368,974
Merrill Lynch Alternative Note
Asset Trust
341,434
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 138,960

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
New Residential Mortgage Loan
Trust
$ 6,528,492
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
$ 5,283,234
New York Mortgage Trust
3,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
2,871,245
Oaktown Re, Ltd.
460,391
6.210%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
460,097
Onslow Bay Financial, LLC
1,550,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
1,344,952
Palisades Mortgage Loan Trust
4,200,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
3,983,032
Preston Ridge Partners Mortgage
Trust, LLC
1,915,825
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
1,801,387
Residential Accredit Loans, Inc.
Trust
788,841
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 664,466
ROC Securities Trust Series
2,600,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
2,465,610
Sequoia Mortgage Trust
721,082
3.183%,  9/20/2046, Ser.
2007-1, Class 4A1
b
483,238
Toorak Mortgage Corporation, Ltd.
2,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
2,354,961
TRK Trust
2,200,953
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
1,836,200
Vericrest Opportunity Loan
Transferee
1,731,369
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
1,626,081
Verus Securitization Trust
1,204,719
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
1,011,322
Total 100,419,104
Commercial Mortgage-Backed Securities (1.0%)
BANK 2022-BNK39
39,909,428
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
1,152,720
BANK5 2023-5YR1
3,200,000
6.260%,  3/15/2056, Ser.
2023-5YR1, Class A3
c,e
3,274,240
BBCMS Mortgage Trust
22,049,358
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
954,001
17,980,519
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
1,468,433
18,662,057
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
1,761,648
Benchmark Mortgage Trust
5,000,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 4,118,082
Principal
Amount Long-Term Fixed Income (21.0%) Value
Commercial Mortgage-Backed Securities (1.0%)
- continued
BFLD Trust
$ 1,100,000
6.384%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
$ 969,459
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
8,000,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,k
7,252,535
5,475,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,k
5,167,898
8,750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
k
8,277,535
15,000,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,k
14,393,079
8,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,k
7,731,098
9,250,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
b,k
8,924,562
8,400,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,k
8,130,168
3,650,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
k
3,682,900
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
8,700,000
4.250%,  5/25/2033, Ser.
K155, Class A2 8,675,697
Morgan Stanley Capital I Trust
19,835,061
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
2,006,441
SCOTT Trust
3,000,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
h
3,035,267
Total 90,975,763
Communications Services (0.6%)
Activision Blizzard, Inc.
1,231,000 2.500%,  9/15/2050 825,139
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
461,000 10.500%,  2/15/2028
h
252,397
Altice Financing SA
235,000 5.750%,  8/15/2029
h
186,825
Altice France SA/France
265,000 8.125%,  2/1/2027
h
245,310
866,000 5.500%,  10/15/2029
h
662,192
AMC Networks, Inc.
200,000 5.000%,  4/1/2024 197,268
624,000 4.250%,  2/15/2029 383,641
American Tower Corporation
500,000 3.375%,  10/15/2026 473,733
374,000 5.500%,  3/15/2028 381,305
900,000 2.900%,  1/15/2030 782,700
412,000 5.650%,  3/15/2033 424,062
AT&T, Inc.
923,000 3.650%,  6/1/2051 699,112
1,532,000 3.500%,  9/15/2053 1,112,306
1,500,000 2.300%,  6/1/2027 1,374,618
825,000 4.350%,  3/1/2029 807,715
1,460,000 4.900%,  8/15/2037 1,395,946

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Communications Services (0.6%) - continued
CCO Holdings, LLC/CCO Holdings
Capital Corporation
$ 900,000 5.125%,  5/1/2027
h
$ 850,500
404,000 5.000%,  2/1/2028
h
372,690
634,000 6.375%,  9/1/2029
h
605,470
750,000 4.750%,  3/1/2030
h
649,796
271,000 4.250%,  2/1/2031
h
221,586
394,000 4.750%,  2/1/2032
h
330,902
425,000 4.250%,  1/15/2034
h
332,401
Cengage Learning, Inc.
330,000 9.500%,  6/15/2024
h
319,061
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
700,000 4.500%,  2/1/2024 692,990
1,000,000 4.200%,  3/15/2028 946,452
1,400,000 3.500%,  6/1/2041 960,753
Clear Channel Worldwide
Holdings, Inc.
416,000 5.125%,  8/15/2027
h
373,360
Comcast Corporation
786,000 2.887%,  11/1/2051 536,601
1,500,000 4.250%,  10/15/2030 1,470,042
640,000 4.400%,  8/15/2035 619,192
1,305,000 4.750%,  3/1/2044 1,234,550
Connect Finco SARL/Connect US
Finco, LLC
261,000 6.750%,  10/1/2026
h
245,340
Consolidated Communications,
Inc.
417,000 5.000%,  10/1/2028
h
283,263
Cox Communications, Inc.
1,065,000 3.350%,  9/15/2026
h
1,013,051
CSC Holdings, LLC
1,280,000 5.375%,  2/1/2028
h
1,048,654
476,000 6.500%,  2/1/2029
h
395,324
Deutsche Telekom International
Finance BV
1,535,000 8.750%,  6/15/2030 1,876,060
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
608,000 5.875%,  8/15/2027
h
550,666
Discovery Communications, LLC
1,850,000 4.900%,  3/11/2026 1,835,961
DISH DBS Corporation
176,000 5.875%,  11/15/2024 156,932
243,000 5.250%,  12/1/2026
h
193,888
174,000 7.375%,  7/1/2028 99,295
324,000 5.750%,  12/1/2028
h
241,785
269,000 5.125%,  6/1/2029 143,243
DISH Network Corporation
244,000 11.750%,  11/15/2027
h
236,680
Frontier Communications
Holdings, LLC
567,000 5.875%,  10/15/2027
h
515,460
205,000 6.750%,  5/1/2029
f,h
162,463
127,000 8.750%,  5/15/2030
h
126,493
GCI, LLC
520,000 4.750%,  10/15/2028
h
448,620
Gray Escrow II, Inc.
718,000 5.375%,  11/15/2031
h
476,752
Gray Television, Inc.
490,000 4.750%,  10/15/2030
h
325,201
Principal
Amount Long-Term Fixed Income (21.0%) Value
Communications Services (0.6%) - continued
Hughes Satellite Systems
Corporation
$ 270,000 6.625%,  8/1/2026 $ 255,647
Iliad Holding SASU
627,000 6.500%,  10/15/2026
h
597,543
Lamar Media Corporation
376,000 3.750%,  2/15/2028 346,935
274,000 3.625%,  1/15/2031 235,640
LCPR Senior Secured Financing
DAC
405,000 6.750%,  10/15/2027
h
382,523
Level 3 Financing, Inc.
243,000 10.500%,  5/15/2030
h
232,065
634,000 4.625%,  9/15/2027
h
381,193
430,000 4.250%,  7/1/2028
h
242,606
Magallanes, Inc.
1,077,000 5.141%,  3/15/2052
h
872,621
922,000 4.054%,  3/15/2029
h
857,583
923,000 5.050%,  3/15/2042
h
772,029
Meta Platforms, Inc.
1,230,000 3.850%,  8/15/2032 1,150,835
Netflix, Inc.
410,000 5.875%,  2/15/2025 418,200
330,000 4.875%,  4/15/2028 328,350
500,000 5.875%,  11/15/2028 525,425
552,000 5.375%,  11/15/2029
h
560,796
500,000 4.875%,  6/15/2030
h
497,773
News Corporation
487,000 3.875%,  5/15/2029
h
432,821
NTT Finance Corporation
1,077,000 4.372%,  7/27/2027
h
1,067,384
Omnicom Group, Inc.
750,000 3.600%,  4/15/2026 727,781
435,000 4.200%,  6/1/2030 418,220
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
217,000 6.250%,  6/15/2025
h
215,911
Playtika Holding Corporation
428,000 4.250%,  3/15/2029
h
356,310
Radiate Holdco, LLC/Radiate
Finance, Inc.
285,000 6.500%,  9/15/2028
h
116,850
Scripps Escrow II, Inc.
192,000 3.875%,  1/15/2029
h
150,655
Sirius XM Radio, Inc.
685,000 5.000%,  8/1/2027
h
641,304
365,000 4.000%,  7/15/2028
h
313,513
Sprint Capital Corporation
510,000 6.875%,  11/15/2028 548,010
1,478,000 8.750%,  3/15/2032 1,799,465
Sprint Corporation
770,000 7.625%,  2/15/2025 798,464
TEGNA, Inc.
720,000 4.625%,  3/15/2028 628,200
Telecom Italia Capital SA
155,000 6.000%,  9/30/2034 132,913
Telecom Italia SPA
213,000 5.303%,  5/30/2024
h
208,740
Telesat Canada/Telesat, LLC
270,000 4.875%,  6/1/2027
h
139,871
100,000 6.500%,  10/15/2027
h
31,000

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Communications Services (0.6%) - continued
T-Mobile USA, Inc.
$ 1,539,000 3.600%,  11/15/2060 $ 1,096,951
766,000 3.500%,  4/15/2031 688,763
1,100,000 4.375%,  4/15/2040 985,842
United States Cellular Corporation
460,000 6.700%,  12/15/2033 400,200
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
657,000 4.750%,  4/15/2028
h
507,815
Univision Communications, Inc.
687,000 6.625%,  6/1/2027
h
651,413
Verizon Communications, Inc.
923,000 3.000%,  11/20/2060 591,851
480,000 2.100%,  3/22/2028 427,594
2,689,000 2.650%,  11/20/2040 1,919,956
1,400,000 3.400%,  3/22/2041 1,113,073
VTR Finance NV
350,000 6.375%,  7/15/2028
h
140,875
VZ Secured Financing BV
462,000 5.000%,  1/15/2032
h
376,860
Walt Disney Company
1,230,000 3.600%,  1/13/2051 999,410
WMG Acquisition Corporation
101,000 3.750%,  12/1/2029
h
89,448
136,000 3.875%,  7/15/2030
h
119,412
339,000 3.000%,  2/15/2031
f,h
283,411
YPSO Finance BIS SA
217,000 10.500%,  5/15/2027
h
166,005
Total 59,039,801
Consumer Cyclical (0.6%)
1011778 B.C., ULC/New Red
Finance, Inc.
780,000 4.375%,  1/15/2028
h
720,057
Adient Global Holdings, Ltd.
277,000 4.875%,  8/15/2026
h
266,959
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
285,000 6.625%,  7/15/2026
h
273,886
295,000 6.000%,  6/1/2029
h
220,206
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
405,000 4.625%,  6/1/2028
h
342,731
355,000 4.625%,  6/1/2028
h
297,970
Allison Transmission, Inc.
740,000 3.750%,  1/30/2031
h
631,353
Amazon.com, Inc.
521,000 3.875%,  8/22/2037 484,640
American Axle & Manufacturing,
Inc.
820,000 6.500%,  4/1/2027
f
754,400
Arko Corporation
328,000 5.125%,  11/15/2029
h
271,482
Ashton Woods USA, LLC/Ashton
Woods Finance Company
320,000 4.625%,  8/1/2029
h
259,200
181,000 4.625%,  4/1/2030
h
149,030
Boyd Gaming Corporation
490,000 4.750%,  6/15/2031
h
445,018
Boyne USA, Inc.
380,000 4.750%,  5/15/2029
h
339,254
Principal
Amount Long-Term Fixed Income (21.0%) Value
Consumer Cyclical (0.6%) - continued
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
$ 435,000 6.250%,  9/15/2027
h
$ 382,353
Caesars Entertainment, Inc.
755,000 6.250%,  7/1/2025
h
755,035
170,000 8.125%,  7/1/2027
h
173,400
529,000 4.625%,  10/15/2029
h
462,610
Carnival Corporation
351,000 10.500%,  2/1/2026
h
365,714
323,000 7.625%,  3/1/2026
f,h
294,737
797,000 5.750%,  3/1/2027
h
653,803
200,000 4.000%,  8/1/2028
h
172,166
Cedar Fair, LP
478,000 5.250%,  7/15/2029
f
445,639
Churchill Downs, Inc.
325,000 4.750%,  1/15/2028
h
304,338
Cinemark USA, Inc.
676,000 5.875%,  3/15/2026
f,h
637,630
Clarios Global, LP/Clarios US
Finance Company
255,000 8.500%,  5/15/2027
f,h
255,956
D.R. Horton, Inc.
551,000 2.600%,  10/15/2025 515,381
Daimler Trucks Finance North
America, LLC
964,000 2.000%,  12/14/2026
h
868,088
Dana, Inc.
590,000 5.625%,  6/15/2028
f
554,078
Expedia Group, Inc.
1,500,000 3.250%,  2/15/2030 1,299,898
Ford Motor Company
784,000 3.250%,  2/12/2032 616,190
442,000 6.100%,  8/19/2032 428,323
Ford Motor Credit Company, LLC
1,003,000 2.300%,  2/10/2025 929,555
1,060,000 4.134%,  8/4/2025 1,008,342
845,000 2.700%,  8/10/2026 752,042
350,000 7.350%,  3/6/2030 359,625
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
h
305,883
General Motors Company
810,000 6.125%,  10/1/2025 825,294
1,500,000 6.800%,  10/1/2027 1,586,323
General Motors Financial
Company, Inc.
500,000 1.500%,  6/10/2026 445,035
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,124,643
Goodyear Tire & Rubber Company
330,000 5.000%,  7/15/2029
f
294,822
250,000 5.250%,  7/15/2031
f
215,933
Guitar Center Escrow Issuer II, Inc.
158,000 8.500%,  1/15/2026
f,h
138,645
Hanesbrands, Inc.
455,000 4.875%,  5/15/2026
f,h
431,113
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 871,653
201,000 3.625%,  2/15/2032
h
169,594
Hilton Grand Vacations Borrower
Escrow, LLC
324,000 5.000%,  6/1/2029
h
287,772

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Consumer Cyclical (0.6%) - continued
Home Depot, Inc.
$ 505,000 5.400%,  9/15/2040 $ 530,204
1,140,000 4.250%,  4/1/2046 1,038,708
970,000 3.900%,  6/15/2047 833,207
Hyundai Capital America
1,150,000 1.800%,  1/10/2028
h
975,307
Hyundai Capital Services, Inc.
615,000 2.125%,  4/24/2025
f,h
576,733
International Game Technology plc
600,000 5.250%,  1/15/2029
h
574,500
Jacobs Entertainment, Inc.
274,000 6.750%,  2/15/2029
h
239,387
KB Home
450,000 4.800%,  11/15/2029 411,750
Kia Corporation
615,000 2.375%,  2/14/2025
h
583,950
Kohl's Corporation
584,000 3.375%,  5/1/2031 394,177
825,000 5.550%,  7/17/2045 480,901
L Brands, Inc.
780,000 6.625%,  10/1/2030
h
760,406
180,000 6.875%,  11/1/2035 162,268
Lennar Corporation
1,450,000 4.750%,  5/30/2025 1,427,989
Lowe's Companies, Inc.
616,000 5.625%,  4/15/2053 618,011
1,500,000 2.625%,  4/1/2031 1,282,050
Macy's Retail Holdings, LLC
480,000 5.875%,  4/1/2029
f,h
443,995
Marriott International, Inc./MD
1,025,000 4.625%,  6/15/2030 995,134
Mattamy Group Corporation
376,000 5.250%,  12/15/2027
h
353,910
McDonald's Corporation
1,084,000 4.450%,  3/1/2047 992,621
Michaels Companies, Inc.
326,000 5.250%,  5/1/2028
h
271,703
NCL Corporation, Ltd.
185,000 3.625%,  12/15/2024
f,h
172,050
137,000 5.875%,  3/15/2026
h
116,598
528,000 5.875%,  2/15/2027
h
492,360
Nissan Motor Acceptance
Company, LLC
1,000,000 1.125%,  9/16/2024
h
934,751
Nissan Motor Company, Ltd.
177,000 3.522%,  9/17/2025
h
167,691
184,000 4.345%,  9/17/2027
h
173,596
229,000 4.810%,  9/17/2030
h
207,362
Nordstrom, Inc.
162,000 4.375%,  4/1/2030
f
125,469
231,000 4.250%,  8/1/2031 165,165
PENN Entertainment, Inc.
495,000 4.125%,  7/1/2029
f,h
412,766
PetSmart, Inc./PetSmart Finance
Corporation
650,000 4.750%,  2/15/2028
h
610,188
440,000 7.750%,  2/15/2029
h
431,908
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
846,000 5.750%,  4/15/2026
h
839,655
376,000 6.250%,  1/15/2028
h
351,560
Principal
Amount Long-Term Fixed Income (21.0%) Value
Consumer Cyclical (0.6%) - continued
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
$ 630,000 5.750%,  1/15/2029
h
$ 471,530
Royal Caribbean Cruises, Ltd.
207,000 11.500%,  6/1/2025
h
220,719
760,000 4.250%,  7/1/2026
h
682,100
468,000 9.250%,  1/15/2029
h
497,250
163,000 7.250%,  1/15/2030
h
164,019
Scientific Games International, Inc.
610,000 7.250%,  11/15/2029
h
611,177
57,000 6.625%,  3/1/2030
h
50,370
SeaWorld Parks and
Entertainment, Inc.
198,000 5.250%,  8/15/2029
h
178,719
Six Flags Theme Parks, Inc.
181,000 7.000%,  7/1/2025
h
182,871
Staples, Inc.
386,000 7.500%,  4/15/2026
h
338,186
350,000 10.750%,  4/15/2027
f,h
253,750
Starbucks Corporation
770,000 4.750%,  2/15/2026 774,384
Station Casinos, LLC
381,000 4.625%,  12/1/2031
f,h
321,755
Target Corporation
923,000 2.950%,  1/15/2052 667,232
Toll Brothers Finance Corporation
600,000 3.800%,  11/1/2029 539,019
Toyota Motor Credit Corporation
779,000 4.700%,  1/12/2033 792,739
Travel + Leisure Company
209,000 6.625%,  7/31/2026
h
209,812
Tripadvisor, Inc.
103,000 7.000%,  7/15/2025
h
103,225
Uber Technologies, Inc.
385,000 6.250%,  1/15/2028
f,h
384,038
VICI Properties, LP/VICI Note
Company, Inc.
1,634,000 4.625%,  6/15/2025
h
1,579,774
616,000 5.750%,  2/1/2027
h
604,685
391,000 3.750%,  2/15/2027
h
360,958
Viking Cruises, Ltd.
658,000 5.875%,  9/15/2027
h
566,591
Volkswagen Group of America
Finance, LLC
922,000 4.350%,  6/8/2027
h
898,828
Wabash National Corporation
528,000 4.500%,  10/15/2028
h
457,759
Walmart, Inc.
924,000 4.500%,  9/9/2052 922,605
1,300,000 3.250%,  7/8/2029 1,239,345
Wyndham Hotels & Resorts, Inc.
280,000 4.375%,  8/15/2028
h
257,945
Yum! Brands, Inc.
630,000 4.750%,  1/15/2030
h
601,896
Total 58,469,110
Consumer Non-Cyclical (0.7%)
1375209 B.C., Ltd.
342,000 9.000%,  1/30/2028
h
339,093
Abbott Laboratories
1,445,000 4.750%,  11/30/2036 1,501,017
175,000 6.000%,  4/1/2039 198,692

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Consumer Non-Cyclical (0.7%) - continued
AbbVie, Inc.
$ 625,000 2.950%,  11/21/2026 $ 594,680
1,475,000 4.300%,  5/14/2036 1,386,448
550,000 4.850%,  6/15/2044 526,676
775,000 4.875%,  11/14/2048 746,129
Albertsons Companies, Inc./
Safeway, Inc.
641,000 4.625%,  1/15/2027
h
619,901
702,000 3.500%,  3/15/2029
h
610,806
Amgen, Inc.
1,550,000 4.200%,  2/22/2052 1,315,078
919,000 5.250%,  3/2/2030 939,937
919,000 5.600%,  3/2/2043 946,845
Anheuser-Busch InBev Worldwide,
Inc.
893,000 4.700%,  2/1/2036 889,272
1,740,000 4.375%,  4/15/2038 1,652,285
Aramark Services, Inc.
644,000 5.000%,  2/1/2028
h
609,523
Archer-Daniels-Midland Company
1,373,000 2.700%,  9/15/2051 950,231
AstraZeneca plc
1,600,000 3.000%,  5/28/2051 1,216,404
Avantor Funding, Inc.
418,000 4.625%,  7/15/2028
h
396,055
B&G Foods, Inc.
208,000 5.250%,  4/1/2025 193,700
206,000 5.250%,  9/15/2027 176,645
BAT Capital Corporation
308,000 7.750%,  10/19/2032 341,162
Bausch Health Companies, Inc.
189,000 5.500%,  11/1/2025
f,h
155,379
413,000 4.875%,  6/1/2028
h
243,670
360,000 11.000%,  9/30/2028
h
264,902
Becton, Dickinson and Company
324,000 3.794%,  5/20/2050 262,537
900,000 3.700%,  6/6/2027 869,540
BellRing Brands, Inc.
286,000 7.000%,  3/15/2030
h
289,709
Bristol-Myers Squibb Company
1,543,000 3.550%,  3/15/2042 1,312,323
Bunge, Ltd. Finance Corporation
950,000 2.750%,  5/14/2031 807,948
Cargill, Inc.
930,000 3.125%,  5/25/2051
h
683,949
Central Garden & Pet Company
650,000 4.125%,  10/15/2030 574,340
Cheplapharm Arzneimittel GmbH
70,000 5.500%,  1/15/2028
h
62,316
Chobani, LLC/Chobani Finance
Corporation, Inc.
491,000 4.625%,  11/15/2028
h
447,424
CHS/Community Health Systems,
Inc.
118,000 8.000%,  12/15/2027
f,h
114,325
360,000 6.000%,  1/15/2029
h
304,517
Colgate-Palmolive Company
768,000 4.600%,  3/1/2033 797,279
Constellation Brands, Inc.
1,450,000 3.600%,  2/15/2028 1,379,458
600,000 2.875%,  5/1/2030 526,265
Coty, Inc.
389,000 5.000%,  4/15/2026
h
375,324
Principal
Amount Long-Term Fixed Income (21.0%) Value
Consumer Non-Cyclical (0.7%) - continued
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
$ 490,000 4.750%,  1/15/2029
h
$ 457,532
CVS Health Corporation
1,386,000 5.625%,  2/21/2053 1,404,061
1,001,000 5.125%,  2/21/2030 1,014,712
1,310,000 4.875%,  7/20/2035 1,278,294
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
h
364,044
Eli Lilly & Company
459,000 4.950%,  2/27/2063 472,263
Embecta Corporation
158,000 6.750%,  2/15/2030
h
143,780
Encompass Health Corporation
750,000 4.500%,  2/1/2028
f
699,067
Energizer Holdings, Inc.
590,000 4.750%,  6/15/2028
h
530,976
General Mills, Inc.
246,000 4.950%,  3/29/2033 249,823
HCA, Inc.
576,000 5.375%,  2/1/2025 576,241
1,059,000 3.500%,  9/1/2030 943,241
HLF Financing SARL, LLC/
Herbalife International, Inc.
901,000 4.875%,  6/1/2029
h
684,760
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
h
1,437,692
Jazz Securities DAC
275,000 4.375%,  1/15/2029
h
253,000
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
922,000 4.375%,  2/2/2052
h
666,308
612,000 5.500%,  1/15/2030
h
584,240
845,000 3.000%,  5/15/2032
h
661,812
Kenvue, Inc.
1,240,000 5.350%,  3/22/2026
h
1,272,359
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 784,287
Kraft Heinz Foods Company
900,000 3.875%,  5/15/2027 878,713
180,000 5.200%,  7/15/2045 174,449
1,000,000 4.375%,  6/1/2046 871,197
Lamb Weston Holdings, Inc.
289,000 4.125%,  1/31/2030
h
264,435
Mattel, Inc.
605,000 3.375%,  4/1/2026
h
569,508
769,000 5.450%,  11/1/2041 647,502
Medtronic, Inc.
923,000 4.375%,  3/15/2035 910,038
Mozart Debt Merger Sub, Inc.
485,000 3.875%,  4/1/2029
h
420,738
328,000 5.250%,  10/1/2029
f,h
284,577
Nestle Holdings, Inc.
1,385,000 5.250%,  3/13/2026
h
1,421,169
Newell Brands, Inc.
889,000 4.450%,  4/1/2026 855,663
Organon & Company/Organon
Foreign Debt Co-Issuer BV
473,000 4.125%,  4/30/2028
h
432,374
Owens & Minor, Inc.
340,000 6.625%,  4/1/2030
f,h
291,975

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Consumer Non-Cyclical (0.7%) - continued
PepsiCo, Inc.
$ 610,000 4.200%,  7/18/2052 $ 582,138
Performance Food Group, Inc.
298,000 4.250%,  8/1/2029
h
267,596
Perrigo Finance Unlimited
Company
768,000 4.375%,  3/15/2026 735,152
Pfizer, Inc.
1,232,000 2.700%,  5/28/2050 880,381
Philip Morris International, Inc.
924,000 4.875%,  2/13/2026 930,768
615,000 5.125%,  11/17/2027 629,335
615,000 5.625%,  11/17/2029 642,592
Post Holdings, Inc.
186,000 5.625%,  1/15/2028
h
182,280
185,000 5.500%,  12/15/2029
h
174,332
397,000 4.500%,  9/15/2031
h
349,400
Primo Water Holdings, Inc.
410,000 4.375%,  4/30/2029
h
357,762
Reynolds American, Inc.
759,000 5.700%,  8/15/2035 717,573
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
h
1,026,078
Scotts Miracle-Gro Company
306,000 4.500%,  10/15/2029
f
263,104
SEG Holding, LLC
740,000 5.625%,  10/15/2028
h
701,085
Simmons Foods, Inc.
652,000 4.625%,  3/1/2029
h
529,835
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
h
269,040
280,000 5.500%,  7/15/2030
h
246,373
Syneos Health, Inc.
560,000 3.625%,  1/15/2029
h
460,262
Sysco Corporation
1,300,000 6.600%,  4/1/2040 1,433,671
Takeda Pharmaceutical Company,
Ltd.
925,000 3.175%,  7/9/2050 660,705
Teleflex, Inc.
385,000 4.250%,  6/1/2028
h
366,102
Tenet Healthcare Corporation
210,000 4.625%,  7/15/2024 207,148
1,340,000 5.125%,  11/1/2027 1,286,468
255,000 6.125%,  10/1/2028 244,397
Teva Pharmaceutical Finance
Netherlands III BV
998,000 3.150%,  10/1/2026 903,190
Thermo Fisher Scientific, Inc.
625,000 2.000%,  10/15/2031 520,945
TreeHouse Foods, Inc.
539,000 4.000%,  9/1/2028 476,423
United Natural Foods, Inc.
340,000 6.750%,  10/15/2028
h
315,999
Zoetis, Inc.
1,451,000 4.700%,  2/1/2043 1,355,273
Total 65,838,021
Energy (0.6%)
Antero Resources Corporation
412,000 5.375%,  3/1/2030
h
383,263
Principal
Amount Long-Term Fixed Income (21.0%) Value
Energy (0.6%) - continued
Archrock Partners, LP/Archrock
Partners Finance Corporation
$ 570,000 6.250%,  4/1/2028
h
$ 547,200
BP Capital Markets America, Inc.
1,907,000 2.939%,  6/4/2051 1,322,298
423,000 3.543%,  4/6/2027 410,194
Buckeye Partners, LP
485,000 3.950%,  12/1/2026 438,833
Callon Petroleum Company
400,000 8.250%,  7/15/2025 397,200
217,000 7.500%,  6/15/2030
f,h
203,980
Canadian Natural Resources, Ltd.
440,000 2.050%,  7/15/2025 411,063
525,000 2.950%,  7/15/2030 455,916
Cheniere Energy Partners, LP
2,461,000 4.500%,  10/1/2029 2,286,295
197,000 3.250%,  1/31/2032 162,746
Cheniere Energy, Inc.
518,000 4.625%,  10/15/2028 492,380
Chesapeake Energy Corporation
715,000 6.750%,  4/15/2029
h
709,823
Chord Energy Corporation
415,000 6.375%,  6/1/2026
h
411,045
CNX Resources Corporation
330,000 6.000%,  1/15/2029
h
308,550
Comstock Resources, Inc.
410,000 5.875%,  1/15/2030
h
352,251
Continental Resources, Inc.
1,076,000 2.268%,  11/15/2026
h
955,577
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
377,000 5.500%,  6/15/2031
h
338,866
CrownRock, LP/CrownRock
Finance, Inc.
473,000 5.625%,  10/15/2025
h
463,568
Devon Energy Corporation
1,756,000 4.500%,  1/15/2030 1,677,077
DT Midstream, Inc.
495,000 4.125%,  6/15/2029
h
433,968
165,000 4.375%,  6/15/2031
h
143,746
Enbridge, Inc.
1,077,000 2.500%,  2/14/2025 1,031,483
Endeavor Energy Resources, LP/
EER Finance, Inc.
457,000 5.750%,  1/30/2028
h
453,572
Enerflex, Ltd.
275,000 9.000%,  10/15/2027
h
267,437
Energy Transfer, LP
950,000 4.000%,  10/1/2027 905,354
970,000 4.900%,  3/15/2035 906,242
800,000 5.150%,  2/1/2043 697,614
1,100,000 6.000%,  6/15/2048 1,051,114
EnLink Midstream Partners, LP
580,000 4.850%,  7/15/2026 558,250
EnLink Midstream, LLC
202,000 6.500%,  9/1/2030
h
204,264
Enterprise Products Operating,
LLC
1,250,000 3.300%,  2/15/2053 904,266
EQM Midstream Partners, LP
345,000 4.750%,  1/15/2031
h
286,350
EQT Corporation
923,000 6.125%,  2/1/2025 928,490

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Energy (0.6%) - continued
$ 923,000 3.900%,  10/1/2027 $ 867,546
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,154,515
Ferrellgas, LP/Ferrellgas Finance
Corporation
339,000 5.375%,  4/1/2026
h
317,389
Genesis Energy LP/Genesis
Energy Finance Corporation
272,000 8.875%,  4/15/2030 275,400
Halliburton Company
1,004,000 4.850%,  11/15/2035 965,048
615,000 5.000%,  11/15/2045 559,839
Harvest Midstream, LP
785,000 7.500%,  9/1/2028
h
782,896
Hess Midstream Operations, LP
450,000 5.625%,  2/15/2026
h
445,455
236,000 5.500%,  10/15/2030
h
219,448
Hilcorp Energy I, LP/Hilcorp
Finance Company
540,000 5.750%,  2/1/2029
h
497,094
279,000 6.250%,  4/15/2032
h
258,075
Holly Energy Partners, LP/Holly
Energy Finance Corporation
282,000 6.375%,  4/15/2027
h
278,863
Howard Midstream Energy
Partners, LLC
503,000 6.750%,  1/15/2027
h
474,309
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
h
396,830
Laredo Petroleum, Inc.
810,000 7.750%,  7/31/2029
h
675,670
Magellan Midstream Partners, LP
1,070,000 5.000%,  3/1/2026 1,079,012
MEG Energy Corporation
436,000 7.125%,  2/1/2027
h
444,761
MPLX, LP
746,000 4.875%,  6/1/2025 740,536
1,231,000 4.950%,  9/1/2032 1,203,873
230,000 5.000%,  3/1/2033 225,071
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 340,877
Nabors Industries, Ltd.
630,000 7.250%,  1/15/2026
h
600,863
National Fuel Gas Company
1,000,000 5.500%,  1/15/2026 999,781
New Fortress Energy, Inc.
210,000 6.750%,  9/15/2025
h
202,125
NuStar Logistics, LP
560,000 5.750%,  10/1/2025 544,619
Occidental Petroleum Corporation
185,000 8.500%,  7/15/2027 203,500
380,000 6.450%,  9/15/2036 399,543
Ovintiv Exploration, Inc.
1,071,000 5.375%,  1/1/2026 1,072,836
Phillips 66
692,000 4.950%,  12/1/2027 695,076
Precision Drilling Corporation
410,000 6.875%,  1/15/2029
h
372,075
Range Resources Corporation
408,000 4.750%,  2/15/2030
h
371,904
SM Energy Company
375,000 6.625%,  1/15/2027 360,246
245,000 6.500%,  7/15/2028 233,794
Principal
Amount Long-Term Fixed Income (21.0%) Value
Energy (0.6%) - continued
Southwestern Energy Company
$ 269,000 5.375%,  2/1/2029 $ 253,533
360,000 5.375%,  3/15/2030 338,450
235,000 4.750%,  2/1/2032 207,503
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
431,000 5.875%,  3/1/2027 418,111
Suncor Energy, Inc.
1,117,000 7.150%,  2/1/2032 1,236,083
Sunoco, LP/Sunoco Finance
Corporation
545,000 5.875%,  3/15/2028 523,200
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
549,000 5.500%,  1/15/2028
h
501,985
Targa Resources Corporation
1,077,000 4.200%,  2/1/2033 968,968
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
h
315,675
Transocean Titan Financing, Ltd.
325,000 8.375%,  2/1/2028
h
334,448
Transocean, Inc.
330,000 11.500%,  1/30/2027
h
340,824
204,000 8.750%,  2/15/2030
h
208,080
USA Compression Partners, LP/
USA Compression Finance
Corporation
456,000 6.875%,  4/1/2026 443,208
Venture Global Calcasieu Pass,
LLC
483,000 3.875%,  8/15/2029
h
435,666
344,000 6.250%,  1/15/2030
h
346,580
290,000 4.125%,  8/15/2031
h
254,788
Weatherford International, Ltd.
524,000 8.625%,  4/30/2030
h
536,083
Western Midstream Operating, LP
570,000 3.950%,  6/1/2025 545,530
308,000 6.150%,  4/1/2033 312,177
Williams Companies, Inc.
615,000 5.300%,  8/15/2052 580,609
1,015,000 7.500%,  1/15/2031 1,130,295
Total 49,990,940
Financials (1.7%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,510,000 3.500%,  1/15/2025 1,441,416
1,250,000 3.875%,  1/23/2028 1,152,994
550,000 3.400%,  10/29/2033 446,450
Air Lease Corporation
1,500,000 3.000%,  2/1/2030 1,283,120
459,000 2.875%,  1/15/2032 379,141
Aircastle, Ltd.
650,000 5.250%,  8/11/2025
h
635,285
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
261,000 6.750%,  10/15/2027
h
242,077
Ally Financial, Inc.
1,000,000 5.750%,  11/20/2025 940,286
1,000,000 8.000%,  11/1/2031 1,049,580
88,000 6.700%,  2/14/2033 78,178

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Financials (1.7%) - continued
American Express Company
$ 1,200,000 2.250%,  3/4/2025 $ 1,142,970
American Homes 4 Rent, LP
1,000,000 2.375%,  7/15/2031 796,921
American International Group, Inc.
692,000 3.900%,  4/1/2026 673,138
616,000 5.125%,  3/27/2033 612,306
AmWINS Group, Inc.
315,000 4.875%,  6/30/2029
h
278,775
ANZ Bank New Zealand, Ltd.
600,000 5.548%,  8/11/2032
b,h
591,311
Aon Corporation/Aon Global
Holdings plc
304,000 5.350%,  2/28/2033 314,885
Ares Capital Corporation
455,000 3.250%,  7/15/2025 415,630
1,100,000 3.875%,  1/15/2026 1,014,009
550,000 2.150%,  7/15/2026 471,578
Associated Banc-Corp
750,000 4.250%,  1/15/2025 717,527
Australia & New Zealand Banking
Group, Ltd.
700,000 2.950%,  7/22/2030
b,h
646,839
Avolon Holdings Funding, Ltd.
541,000 5.250%,  5/15/2024
h
535,567
275,000 4.250%,  4/15/2026
h
258,576
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
h
870,187
Banco Santander SA
1,200,000 4.175%,  3/24/2028
b
1,125,936
Bank of America Corporation
1,062,000 5.080%,  1/20/2027
b
1,058,706
575,000 1.734%,  7/22/2027
b
515,608
800,000 3.824%,  1/20/2028
b
764,323
500,000 2.087%,  6/14/2029
b
430,606
1,500,000 2.496%,  2/13/2031
b
1,270,395
1,475,000 1.922%,  10/24/2031
b
1,176,437
923,000 2.972%,  2/4/2033
b
777,204
1,844,000 4.571%,  4/27/2033
b
1,755,304
1,230,000 3.846%,  3/8/2037
b
1,048,561
Bank of Montreal
917,000 1.500%,  1/10/2025 862,381
Bank of Nova Scotia
308,000 4.850%,  2/1/2030 304,207
Barclays plc
1,290,000 4.972%,  5/16/2029
b
1,244,257
900,000 5.746%,  8/9/2033
b
881,679
Berkshire Hathaway Finance
Corporation
1,231,000 2.850%,  10/15/2050 868,264
Blackstone Private Credit Fund
917,000 2.700%,  1/15/2025 844,340
BNP Paribas SA
1,538,000 3.132%,  1/20/2033
b,h
1,284,194
BPCE SA
1,091,000 3.500%,  10/23/2027
h
996,537
Camden Property Trust
1,800,000 3.150%,  7/1/2029 1,599,654
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,025,437
920,000 2.636%,  3/3/2026
b
852,328
Centene Corporation
348,000 4.625%,  12/15/2029 327,204
Principal
Amount Long-Term Fixed Income (21.0%) Value
Financials (1.7%) - continued
$ 630,000 3.000%,  10/15/2030 $ 530,511
1,505,000 2.625%,  8/1/2031 1,219,517
Charles Schwab Corporation
1,535,000 2.450%,  3/3/2027 1,374,911
Chubb INA Holdings, Inc.
1,115,000 4.350%,  11/3/2045 1,026,414
Citigroup, Inc.
827,000 0.981%,  5/1/2025
b
785,660
1,515,000 4.400%,  6/10/2025 1,476,717
607,000 1.281%,  11/3/2025
b
566,987
745,000 3.200%,  10/21/2026 702,838
1,094,000 3.668%,  7/24/2028
b
1,036,456
490,000 4.125%,  7/25/2028 462,597
915,000 3.520%,  10/27/2028
b
855,309
1,308,000 4.910%,  5/24/2033
b
1,283,845
Coinbase Global, Inc.
138,000 3.625%,  10/1/2031
h
77,280
Commerzbank AG
1,350,000 8.125%,  9/19/2023
h
1,330,549
Cooperatieve Rabobank UA
1,227,000 5.564%,  2/28/2029
b,h
1,235,230
Corebridge Financial, Inc.
616,000 4.400%,  4/5/2052
h
481,857
462,000 4.350%,  4/5/2042
h
379,883
Credit Acceptance Corporation
620,000 5.125%,  12/31/2024
h
589,291
Credit Agricole SA
625,000 6.875%,  9/23/2024
b,h,l
581,459
Credit Suisse Group AG
435,000 2.593%,  9/11/2025
b,h
402,897
900,000 7.250%,  9/12/2025
b,h,l,m
36,000
1,800,000 2.193%,  6/5/2026
b,h
1,602,365
767,000 3.091%,  5/14/2032
b,h
616,645
Danske Bank AS
450,000 0.976%,  9/10/2025
b,h
417,939
Deutsche Bank AG
1,175,000 3.729%,  1/14/2032
b
876,303
Discover Bank
1,670,000 4.682%,  8/9/2028
b
1,528,500
Discover Financial Services
307,000 6.700%,  11/29/2032 316,499
Drawbridge Special Opportunities
Fund, LP
750,000 3.875%,  2/15/2026
h
663,802
Elevance Health, Inc.
1,185,000 3.125%,  5/15/2050 854,053
820,000 4.625%,  5/15/2042 765,453
EPR Properties
405,000 4.950%,  4/15/2028 338,162
621,000 3.600%,  11/15/2031 464,586
ERP Operating, LP
337,000 3.375%,  6/1/2025 325,658
First Horizon Bank
250,000 5.750%,  5/1/2030 234,911
First Horizon National Corporation
1,000,000 4.000%,  5/26/2025 932,228
First-Citizens Bank & Trust
Company
1,155,000 6.125%,  3/9/2028 1,124,790
Five Corners Funding Trust IV
616,000 5.997%,  2/15/2053
h
633,857

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Financials (1.7%) - continued
Fortress Transportation and
Infrastructure Investors, LLC
$ 346,000 6.500%,  10/1/2025
h
$ 346,230
171,000 9.750%,  8/1/2027
h
180,420
193,000 5.500%,  5/1/2028
h
176,082
FS KKR Capital Corporation
961,000 4.250%,  2/14/2025
h
902,273
1,300,000 3.400%,  1/15/2026 1,166,584
Genworth Mortgage Holdings, Inc.
257,000 6.500%,  8/15/2025
h
250,575
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
984,000 3.750%,  12/15/2027
h
778,560
goeasy, Ltd.
138,000 5.375%,  12/1/2024
h
130,168
Goldman Sachs Group, Inc.
785,000 1.948%,  10/21/2027
b
701,338
275,000 1.992%,  1/27/2032
b
219,677
2,769,000 3.102%,  2/24/2033
b
2,377,934
1,130,000 4.750%,  10/21/2045 1,043,499
Healthpeak OP, LLC
205,000 3.400%,  2/1/2025 198,661
HSBC Holdings plc
1,134,000 1.162%,  11/22/2024
b
1,100,422
1,850,000 3.803%,  3/11/2025
b
1,809,014
1,100,000 2.999%,  3/10/2026
b
1,037,487
710,000 3.900%,  5/25/2026 673,701
900,000 5.402%,  8/11/2033
b
889,565
HUB International, Ltd.
515,000 5.625%,  12/1/2029
h
448,707
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
466,000 4.750%,  9/15/2024 454,541
485,000 6.375%,  12/15/2025 476,366
275,000 5.250%,  5/15/2027 258,035
Intercontinental Exchange, Inc.
575,000 4.950%,  6/15/2052 560,143
Invitation Homes Operating
Partnership, LP
769,000 2.000%,  8/15/2031 589,865
J.P. Morgan Chase & Company
500,000 0.824%,  6/1/2025
b
473,805
889,000 1.561%,  12/10/2025
b
833,694
850,000 1.040%,  2/4/2027
b
758,712
720,000 1.578%,  4/22/2027
b
646,902
1,230,000 2.947%,  2/24/2028
b
1,139,941
1,475,000 4.203%,  7/23/2029
b
1,424,949
900,000 2.522%,  4/22/2031
b
769,381
1,100,000 1.953%,  2/4/2032
b
884,951
1,229,000 4.586%,  4/26/2033
b
1,190,072
923,000 4.912%,  7/25/2033
b
917,411
1,265,000 3.882%,  7/24/2038
b
1,114,249
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
137,000 5.000%,  8/15/2028
h
115,983
KeyBank NA/Cleveland, OH
651,000 5.000%,  1/26/2033 604,806
KeyCorp
450,000 3.878%,  5/23/2025
b
433,760
Kimco Realty Corporation
1,142,000 3.300%,  2/1/2025 1,097,943
Lloyds Banking Group plc
920,000 5.871%,  3/6/2029
b
927,577
Principal
Amount Long-Term Fixed Income (21.0%) Value
Financials (1.7%) - continued
LPL Holdings, Inc.
$ 410,000 4.000%,  3/15/2029
h
$ 369,000
Macquarie Group, Ltd.
1,103,000 1.201%,  10/14/2025
b,h
1,027,794
Marsh & McLennan Companies,
Inc.
231,000 5.450%,  3/15/2053 237,895
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
*
741,665
Mitsubishi UFJ Financial Group,
Inc.
835,000 0.962%,  10/11/2025
b
777,665
922,000 5.422%,  2/22/2029
b
930,652
1,750,000 2.048%,  7/17/2030 1,430,261
Molina Healthcare, Inc.
351,000 4.375%,  6/15/2028
h
326,532
Morgan Stanley
900,000 2.630%,  2/18/2026
b
854,136
600,000 2.188%,  4/28/2026
b
562,955
1,925,000 4.350%,  9/8/2026 1,875,058
1,211,000 5.050%,  1/28/2027
b
1,207,619
1,244,000 3.591%,  7/22/2028
b
1,175,043
1,600,000 3.622%,  4/1/2031
b
1,463,149
1,076,000 5.297%,  4/20/2037
b
1,014,345
825,000 2.802%,  1/25/2052
b
543,821
MPT Operating Partnership, LP/
MPT Finance Corporation
467,000 4.625%,  8/1/2029
f
344,996
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 514,155
Nationstar Mortgage Holdings,
Inc.
341,000 6.000%,  1/15/2027
h
309,457
NatWest Group plc
1,250,000 4.445%,  5/8/2030
b
1,173,780
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
598,000 4.500%,  9/30/2028
h
447,168
New York Life Global Funding
925,000 4.550%,  1/28/2033
h
915,246
Office Properties Income Trust
137,000 4.250%,  5/15/2024 127,726
148,000 2.650%,  6/15/2026 99,927
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 653,795
875,000 3.375%,  2/1/2031 691,115
OneMain Finance Corporation
705,000 6.875%,  3/15/2025 683,149
366,000 3.875%,  9/15/2028 290,055
Owl Rock Capital Corporation
250,000 4.250%,  1/15/2026 229,634
Owl Rock Core Income
Corporation
769,000 4.700%,  2/8/2027 694,509
Owl Rock Technology Finance
Corporation
250,000 4.750%,  12/15/2025
h
224,619
Park Intermediate Holdings, LLC
546,000 4.875%,  5/15/2029
h
469,724
Pine Street Trust I
923,000 4.572%,  2/15/2029
h
867,786

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Financials (1.7%) - continued
PNC Financial Services Group,
Inc.
$ 1,230,000 4.626%,  6/6/2033
b
$ 1,134,160
PRA Group, Inc.
253,000 7.375%,  9/1/2025
h
251,672
170,000 8.375%,  2/1/2028
h
170,017
Principal Life Global Funding II
825,000 1.250%,  8/16/2026
h
727,204
Prologis, LP
617,000 2.875%,  11/15/2029 550,167
Prudential Financial, Inc.
1,170,000 5.125%,  3/1/2052
b
1,030,876
Radian Group, Inc.
340,000 4.875%,  3/15/2027 319,701
Realty Income Corporation
700,000 4.125%,  10/15/2026 677,956
1,079,000 5.625%,  10/13/2032 1,120,428
1,100,000 2.850%,  12/15/2032 909,113
Regency Centers, LP
1,100,000 4.125%,  3/15/2028 1,043,072
RLJ Lodging Trust, LP
172,000 3.750%,  7/1/2026
h
157,449
422,000 4.000%,  9/15/2029
h
352,422
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
440,000 3.625%,  3/1/2029
h
377,762
Royal Bank of Canada
466,000 5.000%,  2/1/2033 471,532
Santander Holdings USA, Inc.
308,000 6.499%,  3/9/2029
b
307,716
Santander UK Group Holdings plc
1,000,000 1.673%,  6/14/2027
b
870,367
Service Properties Trust
195,000 4.650%,  3/15/2024 190,125
111,000 4.350%,  10/1/2024 106,173
458,000 7.500%,  9/15/2025 451,930
260,000 5.500%,  12/15/2027 232,700
Simon Property Group, LP
1,125,000 3.800%,  7/15/2050 836,937
SLM Corporation
180,000 4.200%,  10/29/2025 162,000
Societe Generale SA
1,122,000 4.750%,  11/24/2025
h
1,049,450
Spirit Realty, LP
1,250,000 2.100%,  3/15/2028 1,049,777
Standard Chartered plc
1,847,000 1.822%,  11/23/2025
b,h
1,718,358
State Street Corporation
309,000 4.821%,  1/26/2034
b
307,296
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,059,864
922,000 5.710%,  1/13/2030 951,981
850,000 1.710%,  1/12/2031 660,955
Sumitomo Mitsui Trust Bank, Ltd.
1,000,000 0.800%,  9/16/2024
h
940,518
Synchrony Financial
590,000 4.250%,  8/15/2024 557,674
87,000 7.250%,  2/2/2033 76,751
Synovus Bank
1,201,000 5.625%,  2/15/2028 1,077,894
Toronto-Dominion Bank
924,000 5.156%,  1/10/2028 933,729
Principal
Amount Long-Term Fixed Income (21.0%) Value
Financials (1.7%) - continued
Truist Financial Corporation
$ 440,000 5.125%,  12/15/2027
b,l
$ 372,900
770,000 5.122%,  1/26/2034
b
750,900
U.S. Bancorp
616,000 5.727%,  10/21/2026
b
618,641
UDR, Inc.
875,000 2.100%,  8/1/2032 674,309
United Wholesale Mortgage, LLC
109,000 5.500%,  11/15/2025
h
103,159
268,000 5.500%,  4/15/2029
h
223,780
UnitedHealth Group, Inc.
616,000 5.875%,  2/15/2053 692,380
923,000 4.750%,  5/15/2052 898,479
308,000 4.950%,  5/15/2062 299,779
1,450,000 4.625%,  7/15/2035 1,456,536
USI, Inc./NY
137,000 6.875%,  5/1/2025
h
134,945
Wells Fargo & Company
125,000 3.000%,  4/22/2026 118,073
1,475,000 3.000%,  10/23/2026 1,379,837
923,000 3.526%,  3/24/2028
b
870,841
1,400,000 2.393%,  6/2/2028
b
1,260,642
1,180,000 4.900%,  11/17/2045 1,051,295
Welltower, Inc.
750,000 2.050%,  1/15/2029 625,534
Willis North America, Inc.
1,231,000 4.650%,  6/15/2027 1,211,291
XHR, LP
172,000 6.375%,  8/15/2025
h
168,723
189,000 4.875%,  6/1/2029
h
160,289
Total 155,420,740
Foreign Government (<0.1%)
NBN Company, Ltd.
1,050,000 2.625%,  5/5/2031
h
880,605
Total 880,605
Mortgage-Backed Securities (4.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
22,847,442 2.500%,  5/1/2051 19,722,435
8,049,892 3.500%,  5/1/2052 7,485,692
10,071,777 4.000%,  5/1/2052 9,710,555
21,117,637 3.500%,  6/1/2052 19,634,597
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
6,017,310 2.500%,  7/1/2030 5,689,610
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
5,923,776 3.000%,  12/1/2036 5,552,204
6,291,595 3.000%,  8/1/2038 5,870,302
9,242,166 3.500%,  5/1/2040 8,817,684
5,783,081 2.500%,  4/1/2042 5,123,471
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
22,675,972 3.000%,  1/1/2052 20,375,524
1,425,607 2.000%,  2/1/2051 1,182,717
2,276,093 2.000%,  2/1/2051 1,890,759
6,232,082 2.500%,  2/1/2051 5,412,817

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Mortgage-Backed Securities (4.5%) - continued
$ 11,190,588 2.500%,  2/1/2051 $ 9,664,210
30,490,768 2.000%,  3/1/2051 25,281,727
23,022,130 3.000%,  3/1/2052 20,720,925
18,698,013 2.000%,  4/1/2051 15,500,723
19,426,605 2.500%,  4/1/2051 16,778,660
13,311,881 3.000%,  4/1/2051 11,984,336
14,081,216 3.000%,  5/1/2050 12,769,559
2,714,767 2.000%,  5/1/2051 2,250,299
11,042,092 3.000%,  5/1/2051 10,059,647
8,907,070 3.000%,  6/1/2050 8,130,073
17,396,151 2.500%,  7/1/2051 15,018,942
5,676,330 3.500%,  7/1/2051 5,328,177
2,347,709 2.500%,  8/1/2050 2,056,023
11,604,609 3.500%,  8/1/2050 10,894,219
8,502,375 3.500%,  9/1/2052 7,939,625
16,789,849 4.000%,  10/1/2052 16,120,123
2,769,598 2.000%,  11/1/2051 2,293,672
11,011,557 2.000%,  12/1/2050 9,135,537
29,182,531 2.500%,  12/1/2051 25,270,848
17,108,425 4.500%,  12/1/2052 16,909,587
3,000,000 5.500%,  4/1/2042
e
3,030,293
18,700,000 4.500%,  4/1/2049
e,n
18,322,182
16,250,000 5.000%,  4/1/2049
e
16,206,836
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,862,418 3.500%,  7/1/2061 5,483,720
8,869,211 4.000%,  12/1/2061 8,476,850
Total 412,095,160
Technology (0.4%)
Advanced Micro Devices, Inc.
615,000 4.393%,  6/1/2052 572,910
Analog Devices, Inc.
1,150,000 2.950%,  10/1/2051 842,602
Apple, Inc.
1,077,000 2.650%,  2/8/2051 754,712
2,570,000 3.750%,  9/12/2047 2,246,980
AthenaHealth Group, Inc.
480,000 6.500%,  2/15/2030
f,h
389,213
Black Knight InfoServ, LLC
593,000 3.625%,  9/1/2028
h
537,216
Broadcom, Inc.
604,000 3.469%,  4/15/2034
h
496,054
1,231,000 3.137%,  11/15/2035
h
946,712
1,350,000 3.187%,  11/15/2036
h
1,023,054
600,000 4.926%,  5/15/2037
h
545,631
Cloud Software Group, Inc.
384,000 6.500%,  3/31/2029
h
339,688
CommScope Technologies
Finance, LLC
750,000 6.000%,  6/15/2025
h
706,317
CommScope, Inc.
385,000 7.125%,  7/1/2028
f,h
283,953
Dell International, LLC/EMC
Corporation
2,222,000 6.020%,  6/15/2026 2,280,472
Fiserv, Inc.
1,000,000 2.250%,  6/1/2027 905,041
1,150,000 2.650%,  6/1/2030 992,763
537,000 5.600%,  3/2/2033 556,937
Gartner, Inc.
325,000 3.625%,  6/15/2029
h
289,999
605,000 3.750%,  10/1/2030
h
543,060
Principal
Amount Long-Term Fixed Income (21.0%) Value
Technology (0.4%) - continued
Global Payments, Inc.
$ 923,000 5.300%,  8/15/2029 $ 911,470
Intel Corporation
616,000 4.875%,  2/10/2026 623,827
616,000 4.875%,  2/10/2028 625,904
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
h
512,268
750,000 5.250%,  7/15/2030
h
676,261
585,000 4.500%,  2/15/2031
h
502,708
KLA Corporation
923,000 3.300%,  3/1/2050 705,536
Mastercard, Inc.
729,000 3.950%,  2/26/2048 654,882
Microchip Technology, Inc.
500,000 0.983%,  9/1/2024 471,976
Microsoft Corporation
700,000 3.041%,  3/17/2062 524,598
1,130,000 3.700%,  8/8/2046 1,025,822
MSCI, Inc.
465,000 4.000%,  11/15/2029
h
424,268
NCR Corporation
516,000 5.125%,  4/15/2029
h
446,471
511,000 6.125%,  9/1/2029
f,h
504,015
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028 489,571
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
480,000 4.300%,  6/18/2029 460,982
480,000 3.250%,  5/11/2041 349,708
Open Text Corporation
207,000 3.875%,  12/1/2029
h
174,247
675,000 4.125%,  2/15/2030
h
579,055
Oracle Corporation
615,000 6.900%,  11/9/2052 689,333
1,540,000 6.150%,  11/9/2029 1,640,297
1,815,000 3.850%,  7/15/2036 1,551,185
1,250,000 4.000%,  7/15/2046 953,692
PTC, Inc.
300,000 3.625%,  2/15/2025
h
289,327
270,000 4.000%,  2/15/2028
h
252,306
Rackspace Technology Global,
Inc.
540,000 5.375%,  12/1/2028
h
206,449
Roper Technologies, Inc.
945,000 1.750%,  2/15/2031 755,367
Seagate HDD Cayman
852,350 9.625%,  12/1/2032
h
955,201
Sensata Technologies, Inc.
393,000 3.750%,  2/15/2031
h
343,875
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
190,000 4.625%,  11/1/2026
h
178,600
SS&C Technologies, Inc.
1,120,000 5.500%,  9/30/2027
h
1,086,734
Texas Instruments, Inc.
1,005,000 4.150%,  5/15/2048 934,598
VeriSign, Inc.
400,000 4.750%,  7/15/2027 398,993
Viavi Solutions, Inc.
396,000 3.750%,  10/1/2029
h
338,646
Visa, Inc.
1,230,000 2.000%,  8/15/2050 774,138
1,284,000 2.700%,  4/15/2040 1,019,699

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Technology (0.4%) - continued
VMware, Inc.
$ 825,000 4.650%,  5/15/2027 $ 812,255
900,000 2.200%,  8/15/2031 712,538
Total 39,810,116
Transportation (0.2%)
Allegiant Travel Company
310,000 7.250%,  8/15/2027
h
308,605
American Airlines Group, Inc.
119,000 3.750%,  3/1/2025
f,h
109,188
American Airlines, Inc.
710,000 11.750%,  7/15/2025
h
776,768
246,000 7.250%,  2/15/2028
h
239,235
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,166,000 5.500%,  4/20/2026
h
1,147,474
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
450,000 5.375%,  3/1/2029
f,h
417,791
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 506,296
1,120,000 5.750%,  5/1/2040 1,203,617
625,000 4.450%,  3/15/2043 578,993
CSX Corporation
900,000 3.800%,  4/15/2050 729,013
Delta Air Lines, Inc.
202,000 7.000%,  5/1/2025
h
207,075
86,000 7.375%,  1/15/2026 89,486
1,580,000 4.750%,  10/20/2028
h
1,523,929
Hawaiian Brand Intellectual
Property, Ltd.
331,000 5.750%,  1/20/2026
h
314,237
Hertz Corporation
323,000 4.625%,  12/1/2026
h
292,477
388,000 5.000%,  12/1/2029
h
321,349
Kansas City Southern
615,000 4.700%,  5/1/2048 563,170
Mileage Plus Holdings, LLC
1,308,150 6.500%,  6/20/2027
h
1,303,938
Norfolk Southern Corporation
2,152,000 4.450%,  3/1/2033 2,092,673
Rand Parent, LLC
356,000 8.500%,  2/15/2030
h
334,640
Ryder System, Inc.
615,000 2.850%,  3/1/2027 565,445
Southwest Airlines Company
960,000 2.625%,  2/10/2030 809,862
Union Pacific Corporation
1,231,000 2.973%,  9/16/2062 814,016
United Airlines, Inc.
377,000 4.375%,  4/15/2026
h
360,681
315,000 4.625%,  4/15/2029
h
284,918
VistaJet Malta Finance plc/XO
Management Holding, Inc.
420,000 6.375%,  2/1/2030
f,h
374,319
XPO Escrow Sub, LLC
413,000 7.500%,  11/15/2027
h
429,520
Total 16,698,715
U.S. Government & Agencies (7.4%)
U.S. Treasury Bonds
4,250,000 2.875%,  5/15/2052 3,635,742
9,660,000 1.625%,  11/15/2050 6,194,852
Principal
Amount Long-Term Fixed Income (21.0%) Value
U.S. Government & Agencies (7.4%) -
continued
$ 7,285,000 2.250%,  11/15/2027 $ 6,852,453
13,950,000 3.875%,  12/31/2027 14,096,584
72,550,000 2.875%,  5/15/2028 69,982,411
19,150,000 5.250%,  11/15/2028 20,724,639
13,650,000 1.625%,  8/15/2029 12,175,160
3,250,000 1.500%,  2/15/2030 2,849,082
3,750,000 0.875%,  11/15/2030 3,104,297
270,000 1.375%,  11/15/2031 227,897
13,950,000 2.875%,  5/15/2032 13,275,387
28,750,000 4.125%,  11/15/2032 30,209,961
2,975,000 4.375%,  5/15/2040 3,246,004
44,475,000 1.375%,  11/15/2040 30,633,893
1,340,000 3.000%,  5/15/2042 1,189,878
5,750,000 3.250%,  5/15/2042 5,304,600
1,716,000 4.000%,  11/15/2042 1,762,654
68,726,000 2.500%,  5/15/2046 54,572,739
46,100,000 2.875%,  5/15/2049 39,447,914
U.S. Treasury Notes
22,900,000 0.125%,  10/15/2023 22,342,707
14,890,000 0.750%,  12/31/2023 14,454,351
82,370,000 2.500%,  1/31/2024 80,864,173
25,885,000 2.125%,  7/31/2024 25,124,628
28,665,000 2.250%,  11/15/2024 27,765,859
19,170,000 2.125%,  11/30/2024 18,526,757
52,575,000 2.625%,  1/31/2026 50,853,990
2,300,000 0.500%,  2/28/2026 2,090,395
90,300,000 2.500%,  2/28/2026 86,991,352
1,500,000 0.750%,  1/31/2028 1,310,156
30,100,000 3.500%,  1/31/2028 29,942,445
Total 679,752,960
Utilities (0.4%)
AES Corporation
1,227,000 3.950%,  7/15/2030
h
1,098,533
Ameren Illinois Company
830,000 4.500%,  3/15/2049 768,517
American Electric Power
Company, Inc.
537,000 5.625%,  3/1/2033 555,460
Appalachian Power Company
750,000 3.300%,  6/1/2027 708,929
Berkshire Hathaway Energy
Company
1,229,000 4.600%,  5/1/2053 1,120,589
1,165,000 4.500%,  2/1/2045 1,041,154
Calpine Corporation
370,000 4.500%,  2/15/2028
h
343,219
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 606,260
CenterPoint Energy, Inc.
600,000 2.500%,  9/1/2024 573,833
270,000 4.250%,  11/1/2028 258,626
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 821,232
Consolidated Edison Company of
New York, Inc.
579,000 4.500%,  12/1/2045 516,288
1,250,000 4.125%,  5/15/2049 1,044,130
Consumers Energy Company
1,200,000 4.350%,  4/15/2049 1,084,465
DTE Electric Company
965,000 3.700%,  3/15/2045 781,303

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.0%) Value
Utilities (0.4%) - continued
$ 475,000 3.700%,  6/1/2046 $ 376,592
DTE Energy Company
275,000 4.220%,  11/1/2024 271,904
Duke Energy Carolinas, LLC
1,090,000 3.700%,  12/1/2047 871,158
Duke Energy Florida, LLC
1,030,000 3.200%,  1/15/2027 982,591
Duke Energy Indiana, LLC
1,550,000 3.750%,  5/15/2046 1,234,546
Edison International
725,000 5.750%,  6/15/2027 740,205
Exelon Corporation
585,000 4.700%,  4/15/2050 530,217
983,000 4.450%,  4/15/2046 845,690
FirstEnergy Corporation
769,000 5.350%,  7/15/2047 682,045
ITC Holdings Corporation
760,000 5.300%,  7/1/2043 730,127
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
h
376,355
Mississippi Power Company
1,040,000 3.950%,  3/30/2028 1,000,467
National Rural Utilities Cooperative
Finance Corporation
1,050,000 3.700%,  3/15/2029 997,454
NextEra Energy Capital Holdings,
Inc.
773,000 6.051%,  3/1/2025 786,374
NextEra Energy Operating
Partners, LP
740,000 3.875%,  10/15/2026
h
689,116
NiSource Finance Corporation
900,000 5.650%,  2/1/2045 929,580
NiSource, Inc.
1,125,000 3.600%,  5/1/2030 1,038,051
NRG Energy, Inc.
253,000 3.375%,  2/15/2029
h
209,412
923,000 4.450%,  6/15/2029
h
836,884
240,000 5.250%,  6/15/2029
h
222,808
Pacific Gas and Electric Company
900,000 3.300%,  12/1/2027 810,462
538,000 4.550%,  7/1/2030 504,154
PG&E Corporation
471,000 5.000%,  7/1/2028 444,506
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 467,594
Public Service Company of
Colorado
923,000 4.500%,  6/1/2052 847,854
San Diego Gas & Electric
Company
940,000 4.150%,  5/15/2048 815,060
Southern California Edison
Company
1,088,000 4.000%,  4/1/2047 893,447
Southern Company
308,000 4.475%,  8/1/2024 304,236
843,000 3.250%,  7/1/2026 803,785
1,231,000 5.113%,  8/1/2027 1,233,605
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 529,838
Principal
Amount Long-Term Fixed Income (21.0%) Value
Utilities (0.4%) - continued
Southwestern Electric Power
Company
$ 620,000 3.900%,  4/1/2045 $ 487,139
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
h
712,529
Virginia Electric and Power
Company
850,000 4.600%,  12/1/2048 770,351
Vistra Operations Company, LLC
875,000 5.125%,  5/13/2025
h
852,710
560,000 5.000%,  7/31/2027
h
529,480
Xcel Energy, Inc.
693,000 4.600%,  6/1/2032 672,782
Total 37,353,646
Total Long-Term Fixed Income
(cost $2,069,425,026) 1,924,852,340
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
23,888,442 Thrivent Cash Management Trust 23,888,442
Total Collateral Held for
Securities Loaned
(cost $23,888,442) 23,888,442
Shares or
Principal
Amount Short-Term Investments ( 10.9% ) Value
Federal Home Loan Bank Discount
Notes
3,700,000 4.575%, 4/4/2023
o,p
3,699,537
5,000,000 4.570%, 4/5/2023
o,p
4,998,748
2,000,000 4.580%, 4/19/2023
o,p
1,995,997
1,600,000 4.703%, 5/10/2023
o,p
1,592,523
35,600,000 4.650%, 5/15/2023
o,p
35,411,212
1,300,000 4.700%, 5/19/2023
o,p
1,292,451
300,000 4.870%, 6/9/2023
o,p
297,392
1,700,000 4.750%, 6/12/2023
o,p
1,684,560
2,700,000 4.748%, 6/14/2023
o,p
2,674,781
6,600,000 4.721%, 6/21/2023
o,p
6,532,390
Thrivent Core Short-Term Reserve
Fund
92,839,828 5.190% 928,398,280
U.S. Treasury Bills
9,800,000 4.673%, 5/18/2023
o
9,742,670
1,600,000 4.772%, 6/8/2023
o
1,586,628
Total Short-Term Investments
(cost $999,758,233) 999,907,169
Total Investments (cost
$8,384,944,389) 100.2% $9,190,438,701
Other Assets and Liabilities, Net
(0.2%) (15,505,188)
Total Net Assets 100.0% $9,174,933,513
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as of
March 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $349,937,933 or 3.8% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2023.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Defaulted security.  Interest is not being accrued.
n All or a portion of the security was earmarked to cover
written options.
o The interest rate shown reflects the yield.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Portfolio as of March 31, 2023 was $741,665 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of March 31, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 1,140,996
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of March 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 10,974,674
Common Stock 12,573,488
Total lending $23,548,162
Gross amount payable upon return of
collateral for securities loaned $23,888,442
Net amounts due to counterparty $340,280
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 5,019,707 – 4,599,686 420,021
Capital Goods 11,246,600 – 10,460,128 786,472
Communications Services 16,913,037 – 15,617,769 1,295,268
Consumer Cyclical 22,369,331 – 22,369,331 –
Consumer Non-Cyclical 15,558,494 – 15,151,907 406,587
Energy 2,994,036 – 2,994,036 –
Financials 9,317,262 – 9,317,262 –
Technology 26,185,491 – 26,185,491 –
Transportation 7,855,638 – 7,855,638 –
Utilities 958,741 – 958,741 –
Registered Investment Companies
Unaffiliated 50,285,967 50,285,967 – –
Affiliated 2,985,327,855 2,957,544,479 27,783,376 –
Common Stock
Communications Services 170,918,119 170,819,506 98,613 –
Consumer Discretionary 303,514,046 303,514,046 – –
Consumer Staples 114,110,463 114,110,463 – –
Energy 105,922,722 105,922,722 – –
Financials 351,717,414 348,224,535 3,492,879 –
Health Care 355,261,207 355,261,207 – –
Industrials 256,309,868 253,294,264 3,015,604 –
Information Technology 584,780,866 579,880,078 4,900,788 –
Materials 69,990,697 69,419,126 571,571 –
Real Estate 90,685,537 90,685,537 – –
Utilities 55,711,961 55,711,961 – –
Long-Term Fixed Income
Asset-Backed Securities 106,566,139 – 106,566,139 –
Basic Materials 14,125,287 – 14,125,287 –
Capital Goods 37,416,233 – 37,416,233 –
Collateralized Mortgage Obligations 100,419,104 – 100,419,104 –
Commercial Mortgage-Backed Securities 90,975,763 – 87,701,523 3,274,240
Communications Services 59,039,801 – 59,039,801 –
Consumer Cyclical 58,469,110 – 58,469,110 –
Consumer Non-Cyclical 65,838,021 – 65,838,021 –
Energy 49,990,940 – 49,990,940 –
Financials 155,420,740 – 155,420,740 –
Foreign Government 880,605 – 880,605 –
Mortgage-Backed Securities 412,095,160 – 412,095,160 –
Technology 39,810,116 – 39,810,116 –
Transportation 16,698,715 – 16,698,715 –
U.S. Government & Agencies 679,752,960 – 679,752,960 –
Utilities 37,353,646 – 37,353,646 –
Short-Term Investments 71,508,889 – 71,508,889 –
Subtotal Investments in Securities $7,609,316,288 $5,454,673,891 $2,148,459,809 $6,182,588
Other Investments  * Total
Affiliated Short-Term Investments 928,398,280
Affiliated Registered Investment Companies 628,835,691
Collateral Held for Securities Loaned 23,888,442
Subtotal Other Investments $1,581,122,413
Total Investments at Value $9,190,438,701
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
MSC
-
Morgan Stanley & Company
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 62,164,928 62,164,928 – –
Total Asset Derivatives $62,164,928 $62,164,928 $– $–
Liability Derivatives
Futures Contracts 4,955,759 4,955,759 – –
Call Options Written 543 – – 543
Total Liability Derivatives $4,956,302 $4,955,759 $– $543
The following table presents Moderate Allocation Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling
$56,493,769 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 796 June 2023 $ 88,930,091 $ 2,547,725
CBOT 2-Yr. U.S. Treasury Note 799 June 2023 163,141,666 1,814,385
CBOT 5-Yr. U.S. Treasury Note 768 June 2023 82,376,010 1,725,988
CBOT U.S. Long Bond 372 June 2023 46,724,837 2,065,288
CME E-mini S&P 500 Index 5,170 June 2023 1,023,370,498 46,237,877
CME Ultra Long Term U.S. Treasury Bond 681 June 2023 92,229,608 3,876,518
Ultra 10-Yr. U.S. Treasury Note 379 June 2023 44,390,428 1,521,871
Total Futures Long Contracts $ 1,541,163,138 $ 59,789,652
CBOT 2-Yr. U.S. Treasury Note (143) June 2023 ( $ 29,197,321) ( $ 325,477)
CME E-mini Russell 2000 Index (3,133) June 2023 (286,460,051) 2,375,276
CME E-mini S&P Mid-Cap 400 Index (1,369) June 2023 (344,076,399) (2,239,531)
ICE mini MSCI EAFE Index (66) June 2023 (6,732,824) (185,626)
ICE US mini MSCI Emerging Markets Index (1,465) June 2023 (70,715,250) (2,205,125)
Total Futures Short Contracts ( $ 737,181,845) ($2,580,483)
Total Futures Contracts $ 803,981,293 $57,209,169
The following table presents Moderate Allocation Portfolio's options contracts held as of March 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (17.25) $ 99.75 April 2023 ( $ 16,901,478) ( $ 543) $ 54,711
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($543) $54,711
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $161,579 $2,396 $– $164,381 21,629 1.8%
Core Emerging Markets Equity 47,642 – – 49,813 5,867 0.5
Core Low Volatility Equity 267,144 – – 272,203 24,089 3.0
Core Mid Cap Value – 27,380 – 27,783 2,897 0.3
Core Small Cap Value 142,908 – – 142,439 15,635 1.5
Global Stock 426,947 – – 455,567 37,480 5.0
High Yield 105,010 1,571 – 108,879 26,933 1.2
Income 347,483 3,475 – 360,661 41,531 3.9
International Allocation 378,863 – 139,001 268,088 30,187 2.9
International Index 56,839 – – 61,662 4,933 0.7
Large Cap Value 896,302 – – 898,217 42,925 9.8
Limited Maturity Bond 195,177 1,425 – 198,326 21,071 2.2
Mid Cap Stock 425,581 – – 448,183 23,403 4.9
Small Cap Stock 150,248 – – 157,961 8,229 1.7
Total Affiliated Registered Investment
Companies 3,601,723 3,614,163 39.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% 1,001,825 329,485 402,912 928,398 92,840 10.1
Total Affiliated Short-Term Investments 1,001,825 928,398 10.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,490 287,910 280,512 23,888 23,888 0.3
Total Collateral Held for Securities Loaned 16,490 23,888 0.3
Total Value $4,620,038 $4,566,449
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $406 $ – $2,395
Core Emerging Markets Equity – 2,171 – –
Core Low Volatility Equity – 5,059 – –
Core Mid Cap Value Fund – 403 – –
Core Small Cap Value Fund – (469) – –
Global Stock – 28,620 – –
High Yield – 2,298 – 1,571
Income – 9,703 – 3,470
International Allocation (2,442) 30,668 – –
International Index – 4,823 – –
Large Cap Value – 1,915 – –
Limited Maturity Bond – 1,724 – 1,425
Mid Cap Stock – 22,602 – –
Small Cap Stock – 7,713 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% – – – 11,348
Total Income/Non Income Cash from Affiliated
Investments $20,209
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 66
Total Affiliated Income from Securities Loaned, Net $66
Total Value ($2,442) $117,636 $ –

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.6% )
a
Value
Basic Materials (<0.1%)
Asplundh Tree Expert, LLC, Term
Loan
$ 266,633
6.590%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 264,966
Grinding Media, Inc., Term Loan
153,222
8.701%,  (LIBOR 1M +
4.000%), 10/12/2028
b,c
143,263
Hyperion Materials &
Technologies, Inc., Term Loan
135,712
9.396%,  (LIBOR 1M +
4.500%), 8/30/2028
b
133,609
INEOS US Petrochem, LLC, Term
Loan
407,127
7.590%,  (LIBOR 1M +
2.750%), 1/29/2026
b
402,242
Lummus Technology Holdings V,
LLC, Term Loan
140,049
8.340%,  (LIBOR 1M +
3.500%), 6/30/2027
b
137,554
Nouryon USA, LLC, Term Loan
547,992
7.526%,  (LIBOR 3M +
2.750%), 10/1/2025
b
542,901
Spectrum Group Buyer, Inc., Term
Loan
139,040
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
131,393
Total 1,755,928
Capital Goods (0.1%)
Ali Group North America
Corporation, Term Loan
212,993
6.922%,  (TSFR1M +
2.000%), 7/22/2029
b
209,585
Berry Global, Inc., Term Loan
264,105
6.510%,  (LIBOR 1M +
1.750%), 7/1/2026
b
262,951
Brookfield WEC Holdings, Inc.,
Term Loan
332,300
7.590%,  (LIBOR 1M +
2.750%), 8/1/2025
b
330,147
BW Holding, Inc., Term Loan
144,470
9.041%,  (LIBOR 1M +
4.000%), 12/14/2028
b
131,587
Charter Next Generation, Inc.,
Term Loan
252,748
8.672%,  (LIBOR 1M +
3.750%), 12/1/2027
b
249,194
Clydesdale Acquisition Holdings,
Inc., Term Loan
385,060
9.082%,  (TSFR1M +
4.175%), 4/13/2029
b
375,530
Cornerstone Building Brands, Inc.,
Term Loan
361,200
7.934%,  (LIBOR 1M +
3.250%), 4/12/2028
b
316,501
Foley Products Company, LLC,
Term Loan
136,066
9.798%,  (SOFRRATE +
4.750%), 2/16/2029
b
134,308
Ingersoll-Rand Services Company,
Term Loan
222,851
6.657%,  (LIBOR 1M +
1.750%), 2/28/2027
b
221,877
Principal
Amount Bank Loans (0.6%)
a
Value
Capital Goods (0.1%) - continued
Quikrete Holdings, Inc., Term Loan
$ 75,609
7.465%,  (LIBOR 1M +
2.625%), 1/31/2027
b
$ 74,381
366,300
7.840%,  (LIBOR 1M +
3.000%), 3/18/2029
b
361,395
Smyrna Ready Mix Concrete, LLC,
Term Loan
264,139
9.157%,  (TSFR1M +
4.250%), 4/1/2029
b,c
262,158
TK Elevator US Newco, Inc., Term
Loan
228,427
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
222,216
Vertiv Group Corporation, Term
Loan
223,430
7.419%,  (LIBOR 1M +
2.750%), 3/2/2027
b
218,459
Total 3,370,289
Communications Services (0.1%)
Altice France SA/France, Term
Loan
464,786
10.269%,  (TSFR1M +
5.500%), 8/31/2028
b,c
441,547
CCI Buyer, Inc., Term Loan
179,086
8.898%,  (LIBOR 3M +
4.000%), 12/17/2027
b
176,438
Cengage Learning, Inc., Term
Loan
148,844
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
137,589
Charter Communications
Operating, LLC, Term Loan
560,098
6.557%,  (LIBOR 1M +
1.750%), 2/1/2027
b
554,234
Clear Channel Outdoor Holdings,
Inc., Term Loan
415,845
8.325%,  (LIBOR 3M +
3.500%), 8/21/2026
b
386,391
Connect Finco SARL, Term Loan
136,649
8.350%,  (LIBOR 1M +
3.500%), 12/12/2026
b
135,624
Crown Subsea Communications
Holding, Inc., Term Loan
136,400
9.530%,  (LIBOR 1M +
4.750%), 4/27/2027
b
134,184
179,555
9.974%,  (TSFR1M +
5.250%), 4/27/2027
b
176,637
CSC Holdings, LLC, Term Loan
447,846
7.184%,  (LIBOR 1M +
2.500%), 4/15/2027
b
394,198
DIRECTV Financing, LLC, Term
Loan
531,167
9.840%,  (LIBOR 1M +
5.000%), 8/2/2027
b
510,101
Intelsat Jackson Holdings SA,
Term Loan
271,226
9.082%,  (TSFR6M +
4.250%), 2/1/2029
b
267,835
Level 3 Financing, Inc., Term Loan
233,000
6.672%,  (LIBOR 1M +
1.750%), 3/1/2027
b
195,913

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Communications Services (0.1%) - continued
Lumen Technologies, Inc., Term
Loan
$ 287,611
6.885%,  (LIBOR 3M +
2.250%), 3/15/2027
b
$ 188,943
NEP Group, Inc., Term Loan
148,823
8.090%,  (LIBOR 1M +
3.250%), 10/20/2025
b
138,219
Playtika Holding Corporation, Term
Loan
179,086
7.590%,  (LIBOR 1M +
2.750%), 3/11/2028
b
177,647
Radiate Holdco, LLC, Term Loan
291,285
8.090%,  (LIBOR 1M +
3.250%), 9/25/2026
b
237,292
RLG Holdings, LLC, Term Loan
144,468
8.840%,  (LIBOR 1M +
4.000%), 7/8/2028
b
139,015
SBA Senior Finance II, LLC, Term
Loan
441,682
6.600%,  (LIBOR 1M +
1.750%), 4/11/2025
b
441,085
UPC Financing Partnership, Term
Loan
136,000
7.609%,  (LIBOR 1M +
2.925%), 1/31/2029
b
132,969
Virgin Media Bristol, LLC, Term
Loan
339,000
0.000%,  (LIBOR 1M +
2.500%), 1/31/2028
b,d,e
332,898
Zayo Group Holdings, Inc., Term
Loan
287,000
7.635%,  (LIBOR 1M +
3.000%), 3/9/2027
b
232,372
Ziggo Financing Partnership, Term
Loan
229,000
7.184%,  (LIBOR 1M +
2.500%), 4/30/2028
b
225,819
Total 5,756,950
Consumer Cyclical (0.1%)
1011778 B.C., ULC, Term Loan
556,126
6.590%,  (LIBOR 1M +
1.750%), 11/19/2026
b
550,103
AlixPartners, LLP, Term Loan
157,198
7.609%,  (LIBOR 1M +
2.750%), 2/4/2028
b
156,461
Allied Universal Holdco, LLC, Term
Loan
556,177
8.657%,  (LIBOR 1M +
3.750%), 5/14/2028
b
527,278
Alterra Mountain Company, Term
Loan
175,111
8.340%,  (LIBOR 1M +
3.500%), 8/17/2028
b
174,236
Arches Buyer, Inc., Term Loan
96,752
8.157%,  (LIBOR 1M +
3.250%), 12/6/2027
b
90,927
Caesars Entertainment, Inc., Term
Loan
342,000
8.157%,  (TSFR1M +
3.250%), 2/6/2030
b
339,815
Carnival Corporation, Term Loan
298,854
7.840%,  (LIBOR 1M +
3.000%), 6/30/2025
b
294,296
Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Cyclical (0.1%) - continued
$ 143,275
8.090%,  (LIBOR 1M +
3.250%), 10/18/2028
b
$ 139,737
Clarios Global, LP, Term Loan
361,000
8.090%,  (LIBOR 1M +
3.250%), 4/30/2026
b
358,292
Crocs, Inc., Term Loan
165,228
8.407%,  (TSFR1M +
3.500%), 2/19/2029
b
164,506
Delta 2 Lux SARL, Term Loan
330,000
8.057%,  (TSFR1M +
3.250%), 1/15/2030
b
330,139
Fertitta Entertainment, LLC/NV,
Term Loan
135,317
8.807%,  (TSFR1M +
4.000%), 1/27/2029
b
132,994
First Brands Group, LLC, Term
Loan
175,552
10.361%,  (TSFR6M +
5.000%), 3/30/2027
b
168,365
Go Daddy Operating Company,
LLC, Term Loan
219,450
8.057%,  (TSFR1M +
3.250%), 11/10/2029
b
219,040
Great Outdoors Group, LLC, Term
Loan
310,424
8.590%,  (LIBOR 1M +
3.750%), 3/5/2028
b
305,963
Harbor Freight Tools USA, Inc.,
Term Loan
276,293
7.590%,  (LIBOR 1M +
2.750%), 10/19/2027
b
267,107
Hilton Worldwide Finance, LLC,
Term Loan
334,000
6.642%,  (LIBOR 1M +
1.750%), 6/21/2026
b
333,442
IRB Holding Corporation, Term
Loan
321,000
7.798%,  (TSFR1M +
3.000%), 12/15/2027
b
315,116
Petco Health & Wellness
Company, Inc., Term Loan
143,920
8.151%,  (LIBOR 3M +
3.250%), 3/4/2028
b
141,221
PetSmart, LLC, Term Loan
438,886
8.657%,  (LIBOR 1M +
3.750%), 2/12/2028
b
435,230
Pilot Travel Centers, LLC, Term
Loan
375,136
6.907%,  (TSFR1M +
2.000%), 8/6/2028
b
373,572
Prime Security Services Borrower,
LLC, Term Loan
446,721
7.517%,  (LIBOR 3M +
2.750%), 9/23/2026
b
444,769
Scientific Games Holdings, LP,
Term Loan
227,855
0.000%,  (TSFR1M +
3.500%), 4/4/2029
b,d,e
224,259
Scientific Games International,
Inc., Term Loan
337,301
7.960%,  (TSFR1M +
3.000%), 4/14/2029
b
334,208
Staples, Inc., Term Loan
96,007
9.314%,  (LIBOR 3M +
4.500%), 9/12/2024
b
95,407

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Cyclical (0.1%) - continued
$ 219,430
9.814%,  (LIBOR 3M +
5.000%), 4/12/2026
b
$ 201,569
Stars Group Holdings BV, Term
Loan
131,333
7.409%,  (LIBOR 3M +
2.250%), 7/21/2026
b
131,088
UFC Holdings, LLC, Term Loan
218,793
7.570%,  (LIBOR 3M +
2.750%), 4/29/2026
b
217,390
Total 7,466,530
Consumer Non-Cyclical (0.1%)
AI Aqua Merger Sub, Inc., Term
Loan
374,991
8.484%,  (TSFR1M +
3.750%), 7/30/2028
b
360,696
Alltech, Inc., Term Loan
135,713
8.840%,  (LIBOR 1M +
4.000%), 10/15/2028
b
130,736
Bausch + Lomb Corporation, Term
Loan
350,236
8.457%,  (TSFR1M +
3.250%), 5/10/2027
b
339,581
Chobani, LLC, Term Loan
140,082
8.422%,  (LIBOR 1M +
3.500%), 10/23/2027
b,c
138,681
DaVita, Inc., Term Loan
112,318
6.590%,  (LIBOR 1M +
1.750%), 8/12/2026
b
110,540
Elanco Animal Health, Inc., Term
Loan
176,740
6.412%,  (LIBOR 1M +
1.750%), 8/1/2027
b
172,638
Froneri U.S., Inc., Term Loan
343,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
337,656
Gainwell Acquisition Corporation,
Term Loan
477,579
8.998%,  (LIBOR 3M +
4.000%), 10/1/2027
b
454,894
ICON Luxembourg SARL, Term
Loan
398,432
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
397,106
Jazz Financing Lux SARL, Term
Loan
441,508
8.340%,  (LIBOR 1M +
3.500%), 5/5/2028
b
439,393
LifePoint Health, Inc., Term Loan
194,000
8.575%,  (LIBOR 3M +
3.750%), 11/16/2025
b
184,451
Medline Borrower, LP, Term Loan
809,909
8.090%,  (LIBOR 1M +
3.250%), 10/21/2028
b
788,779
Organon & Company, Term Loan
404,251
8.000%,  (LIBOR 3M +
3.000%), 6/2/2028
b
403,576
Packaging Coordinators Midco,
Inc., Term Loan
133,000
0.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b,d,e
129,747
Phoenix Newco, Inc., Term Loan
184,070
8.090%,  (LIBOR 1M +
3.250%), 11/15/2028
b
181,723
Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
PRA Health Sciences, Inc., Term
Loan
$ 105,551
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
$ 105,199
Reynolds Consumer Products,
LLC, Term Loan
266,430
6.657%,  (LIBOR 1M +
1.750%), 2/4/2027
b,d,e
264,099
Select Medical Corporation, Term
Loan
224,000
7.350%,  (LIBOR 1M +
2.500%), 3/6/2025
b
222,824
Sotera Health Holdings, LLC, Term
Loan
151,700
0.000%,  (LIBOR 1M +
2.750%), 12/11/2026
b,d,e
145,822
Total 5,308,141
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
222,860
7.090%,  (LIBOR 1M +
2.250%), 11/1/2026
b
222,149
CQP Holdco, LP, Term Loan
447,863
8.659%,  (LIBOR 3M +
3.500%), 6/4/2028
b
443,890
GIP II Blue Holding, LP, Term Loan
129,265
9.659%,  (LIBOR 3M +
4.500%), 9/29/2028
b
128,296
GIP III Stetson I, LP, Term Loan
126,939
9.090%,  (LIBOR 1M +
4.250%), 7/18/2025
b
126,146
Oryx Midstream Services Permian
Basin, LLC, Term Loan
102,735
8.063%,  (LIBOR 3M +
3.250%), 10/5/2028
b
100,835
Total 1,021,316
Financials (0.1%)
Acrisure, LLC, Term Loan
209,918
8.340%,  (LIBOR 1M +
3.500%), 2/15/2027
b
202,745
Alliant Holdings Intermediate, LLC,
Term Loan
88,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,d,e
86,625
AmWINS Group, Inc., Term Loan
337,276
7.090%,  (LIBOR 1M +
2.250%), 2/19/2028
b
332,790
Asurion, LLC, Term Loan
217,264
8.090%,  (LIBOR 1M +
3.250%), 12/23/2026
b
201,047
220,500
8.090%,  (LIBOR 1M +
3.250%), 7/31/2027
b
201,758
Edelman Financial Engines Center,
LLC, Term Loan
91,534
8.590%,  (LIBOR 1M +
3.750%), 4/7/2028
b
88,030
First Eagle Holdings, Inc., Term
Loan
91,514
7.659%,  (LIBOR 3M +
2.500%), 2/2/2027
b
88,598

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Financials (0.1%) - continued
FleetCor Technologies Operating
Company, LLC, Term  Loan
$ 179,089
6.590%,  (LIBOR 1M +
1.750%), 4/30/2028
b
$ 177,791
Focus Financial Partners, LLC,
Term Loan
151,000
0.000%,  (TSFR1M +
3.250%), 6/30/2028
b,d,e
149,280
Howden Group Holdings, Ltd.,
Term Loan
91,532
8.125%,  (LIBOR 1M +
3.250%), 11/12/2027
b
90,306
HUB International, Ltd., Term Loan
381,000
7.818%,  (LIBOR 3M +
3.000%), 4/25/2025
b
379,427
Hudson River Trading, LLC, Term
Loan
96,508
7.922%,  (TSFR1M +
3.000%), 3/18/2028
b
89,993
Jane Street Group, LLC, Term
Loan
179,084
7.590%,  (LIBOR 1M +
2.750%), 1/26/2028
b
175,861
Sedgwick Claims Management
Services, Inc., Term Loan
147,000
8.557%,  (TSFR1M +
3.750%), 2/24/2028
b
144,948
Trans Union, LLC, Term Loan
297,752
7.090%,  (LIBOR 1M +
2.250%), 12/1/2028
b
295,022
USI, Inc./NY, Term Loan
332,330
8.648%,  (TSFR1M +
3.750%), 11/22/2029
b
330,728
VFH Parent, LLC, Term Loan
134,640
7.859%,  (TSFR1M +
3.000%), 1/13/2029
b
129,464
Total 3,164,413
Technology (0.1%)
Amentum Government Services
Holdings, LLC, Term  Loan
222,877
8.940%,  (TSFR1M +
4.000%), 2/15/2029
b
217,399
AthenaHealth Group, Inc., Delayed
Draw
53,007
3.500%,  (LIBOR 1M +
3.500%), 2/15/2029
b,d,e
49,561
AthenaHealth Group, Inc., Term
Loan
431,484
8.259%,  (PRIME + 3.500%),
2/15/2029
b
403,438
Boxer Parent Company, Inc., Term
Loan
340,998
8.590%,  (LIBOR 1M +
3.750%), 10/2/2025
b
336,203
Central Parent, Inc., Term Loan
399,000
9.148%,  (TSFR3M +
4.250%), 7/6/2029
b
397,236
Cloud Software Group, Inc., Term
Loan
242,000
9.498%,  (TSFR3M +
4.500%), 3/30/2029
b
219,414
Principal
Amount Bank Loans (0.6%)
a
Value
Technology (0.1%) - continued
Coherent Corporation, Term Loan
$ 214,640
7.385%,  (LIBOR 3M +
2.750%), 7/1/2029
b
$ 212,225
CommScope, Inc., Term Loan
407,091
8.090%,  (LIBOR 1M +
3.250%), 4/4/2026
b
390,807
CoreLogic, Inc., Term Loan
175,554
8.375%,  (LIBOR 1M +
3.500%), 6/2/2028
b
149,284
Cornerstone OnDemand, Inc.,
Term Loan
244,764
8.590%,  (LIBOR 1M +
3.750%), 10/15/2028
b
225,183
Dcert Buyer, Inc., Term Loan
271,600
8.827%,  (LIBOR 6M +
4.000%), 10/16/2026
b
265,405
Dun & Bradstreet Corporation,
Term Loan
266,598
8.095%,  (LIBOR 1M +
3.250%), 2/8/2026
b
265,820
Entegris, Inc., Term Loan
220,000
7.623%,  (TSFR1M +
2.750%), 7/6/2029
b
219,908
Gen Digital, Inc., Term Loan
269,627
6.907%,  (TSFR1M +
2.000%), 9/12/2029
b
266,594
Genesys Cloud Services Holdings
II, LLC, Term Loan
223,430
8.840%,  (LIBOR 1M +
4.000%), 12/1/2027
b
219,764
Hyland Software, Inc., Term Loan
222,833
8.340%,  (LIBOR 1M +
3.500%), 7/1/2024
b
219,986
Informatica, LLC, Term Loan
222,874
7.625%,  (LIBOR 1M +
2.750%), 10/29/2028
b
220,831
Ingram Micro, Inc., Term Loan
222,866
8.659%,  (LIBOR 3M +
3.500%), 7/2/2028
b
220,916
Magenta Buyer, LLC, Term Loan
241,389
9.580%,  (LIBOR 3M +
4.750%), 7/27/2028
b
198,197
McAfee Corporation, Term Loan
459,684
8.515%,  (TSFR1M +
3.750%), 3/1/2029
b
430,954
Mitchell International, Inc., Term
Loan
280,583
8.502%,  (LIBOR 1M +
3.750%), 10/15/2028
b
264,705
MKS Instruments, Inc., Term Loan
402,975
7.609%,  (TSFR1M +
2.750%), 8/17/2029
b
400,287
Open Text Corporation, Term Loan
347,000
8.407%,  (TSFR1M +
3.500%), 1/31/2030
b
345,626
Peraton Corporation, Term Loan
695,979
8.590%,  (LIBOR 1M +
3.750%), 2/1/2028
b
685,832
Polaris Newco, LLC, Term Loan
402,955
9.159%,  (LIBOR 3M +
4.000%), 6/4/2028
b
366,576
Proofpoint, Inc., Term Loan
297,494
8.090%,  (LIBOR 1M +
3.250%), 8/31/2028
b
290,303

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Technology (0.1%) - continued
RealPage, Inc., Term Loan
$ 227,843
7.840%,  (LIBOR 1M +
3.000%), 4/22/2028
b
$ 220,616
SS&C Technologies, Inc., Term
Loan
40,187
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
40,047
37,872
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
37,740
135,035
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
134,614
Tempo Acquisition, LLC, Term
Loan
218,892
7.807%,  (TSFR1M +
3.000%), 8/31/2028
b
218,436
UKG, Inc., Term Loan
477,582
8.032%,  (LIBOR 2M +
3.250%), 5/3/2026
b
464,673
Verscend Holding Corporation,
Term Loan
328,810
8.840%,  (LIBOR 1M +
4.000%), 8/27/2025
b
328,057
Total 8,926,637
Transportation (<0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
541,200
9.558%,  (LIBOR 3M +
4.750%), 4/20/2028
b
548,793
Air Canada, Term Loan
425,399
8.369%,  (LIBOR 3M +
3.500%), 8/11/2028
b
423,671
Brown Group Holding, LLC, Term
Loan
179,026
7.407%,  (LIBOR 1M +
2.500%), 6/7/2028
b
177,236
Genesee & Wyoming, Inc., Term
Loan
222,851
6.998%,  (LIBOR 3M +
2.000%), 12/30/2026
b
221,064
Mileage Plus Holdings, LLC, Term
Loan
284,750
10.213%,  (LIBOR 3M +
5.250%), 6/20/2027
b
295,109
SkyMiles IP, Ltd., Term Loan
451,250
8.558%,  (LIBOR 3M +
3.750%), 10/20/2027
b
466,990
United Airlines, Inc., Term Loan
322,704
8.568%,  (LIBOR 3M +
3.750%), 4/21/2028
b
319,880
XPO, Inc., Term Loan
224,000
6.451%,  (LIBOR 1M +
1.750%), 2/23/2025
b
223,384
Total 2,676,127
Utilities (<0.1%)
PG&E Corporation, Term Loan
328,710
7.875%,  (LIBOR 1M +
3.000%), 6/23/2025
b
327,273
Total 327,273
Total Bank Loans
(cost $40,094,081) 39,773,604
Shares
Registered Investment
Companies ( 48.4% ) Value
Unaffiliated  (0.6%)
27,538 Communication Services Select
Sector SPDR Fund $ 1,596,378
12,748 Invesco QQQ Trust Series 1 4,091,216
52,325 Materials Select Sector SPDR
Fund 4,220,534
10,235 SPDR Bloomberg High Yield Bond
ETF
f
950,013
54,145 SPDR S&P 500 ETF Trust 22,166,421
6,190 SPDR S&P Biotech ETF
g
471,740
13,208 SPDR S&P Oil & Gas Exploration
ETF 1,685,209
Total 35,181,511
Affiliated  (47.8%)
7,314,213 Thrivent Core Emerging Markets
Debt Fund 55,588,016
12,999,984 Thrivent Core Emerging Markets
Equity Fund 110,369,866
6,413,601 Thrivent Core International Equity
Fund 60,672,670
21,530,918 Thrivent Core Low Volatility Equity
Fund 243,299,378
2,371,228 Thrivent Core Mid Cap Value Fund 22,740,072
10,966,786 Thrivent Core Small Cap Value
Fund 99,907,422
40,447,576 Thrivent Global Stock Portfolio 491,636,236
8,632,228 Thrivent High Yield Portfolio 34,896,645
12,950,759 Thrivent Income Portfolio 112,466,981
50,559,494 Thrivent International Allocation
Portfolio 449,018,862
3,507,834 Thrivent International Index
Portfolio 43,848,282
30,851,735 Thrivent Large Cap Value Portfolio 645,587,971
7,128,096 Thrivent Limited Maturity Bond
Portfolio 67,093,203
24,806,435 Thrivent Mid Cap Stock Portfolio 475,060,599
8,450,268 Thrivent Small Cap Stock Portfolio 162,218,104
Total 3,074,404,307
Total Registered Investment
Companies (cost $2,716,340,438) 3,109,585,818
Shares Common Stock ( 30.4% ) Value
Communications Services (2.0%)
62,379 Alphabet, Inc., Class A
g
6,470,574
459,066 Alphabet, Inc., Class C
g
47,742,864
39,147 Altice USA, Inc.
g
133,883
25,993 AMC Networks, Inc.
g
456,957
82 Cable One, Inc. 57,564
232,750 Comcast Corporation 8,823,552
18,840 DISH Network Corporation
g
175,777
830 Electronic Arts, Inc. 99,973
23,697 Emerald Holding, Inc.
g
88,153
2,873 EverQuote, Inc.
g
39,935
12,628 iHeartMedia, Inc.
g
49,249
7,390 Interpublic Group of Companies,
Inc. 275,204
1,201 Liberty Broadband Corporation,
Class C
g
98,122
39,917 Liberty Global plc, Class A
g
778,381
11,711 Liberty Latin America, Ltd., Class
A
g
97,318
2,408 Liberty Latin America, Ltd., Class
C
g
19,890

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.4%) Value
Communications Services (2.0%) - continued
5,619 Live Nation Entertainment, Inc.
g
$ 393,330
174,836 Lumen Technologies, Inc. 463,315
4,197 Match Group, Inc.
g
161,123
105,771 Meta Platforms, Inc.
g
22,417,106
34,638 Netflix, Inc.
g
11,966,736
9,479 New York Times Company 368,543
6,306 Omnicom Group, Inc. 594,908
279,234 QuinStreet, Inc.
g
4,431,444
1,820 ROBLOX Corporation
g
81,864
1,352 SciPlay Corporation
g
22,930
18,491 Sinclair Broadcast Group, Inc. 317,306
4,766 TechTarget, Inc.
g
172,148
24,138 Telephone and Data Systems, Inc. 253,690
4,914 Trade Desk, Inc.
g
299,312
4,783 Tripadvisor, Inc.
g
94,990
57,468 Verizon Communications, Inc. 2,234,931
54,118 Walt Disney Company
g
5,418,835
107,201 Warner Bros. Discovery, Inc.
g
1,618,735
5,129 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
44,453
694 Yelp, Inc.
g
21,306
90,817 Ziff Davis, Inc.
g
7,088,267
7,020 ZipRecruiter, Inc.
g
111,899
91,269 ZoomInfo Technologies, Inc.
g
2,255,257
Total 126,239,824
Consumer Discretionary (3.8%)
20,201 2U, Inc.
g
138,377
8,639 Advance Auto Parts, Inc. 1,050,589
397,002 Amazon.com, Inc.
g
41,006,337
3,855 American Axle & Manufacturing
Holdings, Inc.
g
30,108
43,663 Aptiv plc
g
4,898,552
26,334 Autoliv, Inc. 2,458,542
150 AutoNation, Inc.
g
20,154
5,855 Beazer Homes USA, Inc.
g
92,977
5,661 Best Buy Company, Inc. 443,086
12,489 Bloomin' Brands, Inc. 320,343
3,014 Booking Holdings, Inc.
g
7,994,364
2,132 Boyd Gaming Corporation 136,704
4,488 Brunswick Corporation 368,016
3,056 Buckle, Inc. 109,069
13,781 Burlington Stores, Inc.
g
2,785,140
30,501 Cedar Fair, LP 1,393,591
12,929 Cheesecake Factory, Inc.
f
453,161
2,579 Chegg, Inc.
g
42,038
14,972 Chico's FAS, Inc.
g
82,346
6,372 Chipotle Mexican Grill, Inc.
g
10,885,224
1,992 Chuy's Holdings, Inc.
g
71,413
1,976 Citi Trends, Inc.
g
37,583
295,123 Clarus Corporation 2,788,912
419 Columbia Sportswear Company 37,811
17,717 Container Store Group, Inc.
g
60,769
190,471 Cooper-Standard Holdings, Inc.
g
2,712,307
17,752 Culp, Inc. 92,310
19,841 D.R. Horton, Inc. 1,938,267
3,996 Darden Restaurants, Inc. 620,019
23,175 Designer Brands, Inc. 202,549
16,336 Domino's Pizza, Inc. 5,388,756
4,289 Dorman Products, Inc.
g
369,969
4,548 Duolingo, Inc.
g
648,499
8,102 eBay, Inc. 359,486
485,449 Everi Holdings, Inc.
g
8,325,450
495 Expedia Group, Inc.
g
48,030
37,239 Five Below, Inc.
g
7,670,117
Shares Common Stock (30.4%) Value
Consumer Discretionary (3.8%) - continued
14,552 Foot Locker, Inc. $ 577,569
69,791 Ford Motor Company 879,367
3,681 Fox Factory Holding Corporation
g
446,763
46,230 Gap, Inc. 464,149
1,993 Garmin, Ltd. 201,134
103,923 General Motors Company 3,811,896
27,948 Gentex Corporation 783,382
78,133 Goodyear Tire & Rubber
Company
g
861,026
12,430 Grand Canyon Education, Inc.
g
1,415,777
46,254 Harley-Davidson, Inc. 1,756,264
451 Hasbro, Inc. 24,214
1,362 Hibbet, Inc. 80,331
5,169 Hilton Grand Vacations, Inc.
g
229,659
4,445 Hilton Worldwide Holdings, Inc. 626,167
63,820 Home Depot, Inc. 18,834,558
10,657 Hyatt Hotels Corporation
g
1,191,346
3,411 KB Home 137,054
24,909 Kohl's Corporation 586,358
1,042 Kura Sushi USA, Inc.
f,g
68,605
7,395 La-Z-Boy, Inc. 215,047
11,497 Lear Corporation 1,603,717
2,425 Lennar Corporation 254,892
17,318 Lithia Motors, Inc. 3,964,610
14,379 Lowe's Companies, Inc. 2,875,369
1,113 Lululemon Athletica, Inc.
g
405,343
21,764 Macy's, Inc. 380,652
23,311 MarineMax, Inc.
g
670,191
351 Marriott Vacations Worldwide
Corporation 47,336
15,023 McDonald's Corporation 4,200,581
8,071 Modine Manufacturing Company
g
186,037
18,312 Mohawk Industries, Inc.
g
1,835,229
50,340 Newell Brands, Inc. 626,230
90,548 NIKE, Inc. 11,104,807
64,435 Nordstrom, Inc.
f
1,048,357
746 NVR, Inc.
g
4,156,854
10,612 O'Reilly Automotive, Inc.
g
9,009,376
61,299 Papa John's International, Inc. 4,593,134
4,105 Patrick Industries, Inc. 282,465
5,637 PENN Entertainment, Inc.
g
167,193
80,253 Planet Fitness, Inc.
g
6,233,250
13,089 Playa Hotels and Resorts NV
g
125,654
11,030 Polaris, Inc. 1,220,249
3,188 PulteGroup, Inc. 185,797
10,359 PVH Corporation 923,608
130,636 Qurate Retail, Inc.
g
129,042
7,166 Ross Stores, Inc. 760,528
2,003 Royal Caribbean Cruises, Ltd.
g
130,796
36,247 Ruth's Hospitality Group, Inc. 595,176
78,900 Sabre Corporation
g
338,481
4,371 Six Flags Entertainment
Corporation
g
116,749
62,304 Skyline Champion Corporation
g
4,687,130
26,616 Sleep Number Corporation
g
809,393
52,387 Sonos, Inc.
g
1,027,833
20,838 Sony Group Corporation ADR 1,888,965
62,625 Stoneridge, Inc.
g
1,171,087
1,789 Taylor Morrison Home Corporation
g
68,447
97,318 Tesla, Inc.
g
20,189,592
5,580 Texas Roadhouse, Inc. 602,975
339,863 ThredUp, Inc.
g
859,853
1,269 TopBuild Corporation
g
264,130
33,687 Travel + Leisure Company 1,320,530
11,055 Ulta Beauty, Inc.
g
6,032,382

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.4%) Value
Consumer Discretionary (3.8%) - continued
239 Vail Resorts, Inc. $ 55,850
5,172 Vera Bradley, Inc.
g
30,980
2,483 VF Corporation 56,886
6,324 Visteon Corporation
g
991,793
20,916 Wendy's Company 455,550
18,528 Wingstop, Inc. 3,401,370
28,508 Wyndham Hotels & Resorts, Inc. 1,934,268
50,777 Zumiez, Inc.
g
936,328
Total 244,228,676
Consumer Staples (1.3%)
64,836 Altria Group, Inc. 2,892,982
55,464 Archer-Daniels-Midland Company 4,418,262
58,573 BJ's Wholesale Club Holdings,
Inc.
g
4,455,648
5,332 Bunge, Ltd. 509,313
1,750 Calavo Growers, Inc. 50,347
3,648 Cal-Maine Foods, Inc. 222,127
13,283 Casey's General Stores, Inc. 2,875,238
59,882 Celsius Holdings, Inc.
g
5,565,433
10,190 Coca-Cola Company 632,086
4,323 Costco Wholesale Corporation 2,147,969
79,124 Coty, Inc.
g
954,235
2,074 Darling Ingredients, Inc.
g
121,122
482 Dollar Tree, Inc.
g
69,191
89,190 e.l.f. Beauty, Inc.
g
7,344,796
12,628 Edgewell Personal Care Company 535,680
27,137 Flowers Foods, Inc. 743,825
2,834 Hain Celestial Group, Inc.
g
48,603
358 Hershey Company 91,079
1,599 Ingredion, Inc. 162,666
13,879 John B. Sanfilippo & Son, Inc. 1,345,153
10,399 Kraft Heinz Company 402,129
20,434 Kroger Company 1,008,827
53,581 Lamb Weston Holdings, Inc. 5,600,286
1,216 McCormick & Company, Inc. 101,183
32,035 Mondelez International, Inc. 2,233,480
1,255 PepsiCo, Inc. 228,787
10,870 Performance Food Group
Company
g
655,896
121,805 Philip Morris International, Inc. 11,845,536
10,907 Post Holdings, Inc.
g
980,212
118,247 Primo Water Corporation 1,815,091
21,953 Procter & Gamble Company 3,264,192
481 Seneca Foods Corporation
g
25,142
7,572 SpartanNash Company 187,786
6,019 Sprouts Farmers Markets, Inc.
g
210,846
24,044 Sysco Corporation 1,856,918
148,042 Turning Point Brands, Inc. 3,108,882
16,554 Tyson Foods, Inc. 981,983
119,755 US Foods Holding Corporation
g
4,423,750
88,604 Walmart, Inc. 13,064,660
Total 87,181,341
Energy (1.2%)
32,696 Antero Midstream Corporation 342,981
1,543 APA Corporation 55,641
35,239 Archrock, Inc. 344,285
5,604 Baker Hughes Company 161,731
58,787 BP plc ADR 2,230,379
9,080 Cactus, Inc. 374,368
6,031 California Resources Corporation 232,193
10,168 Callon Petroleum Company
g
340,018
26,525 ChampionX Corporation 719,623
8,227 Cheniere Energy, Inc. 1,296,575
Shares Common Stock (30.4%) Value
Energy (1.2%) - continued
6,447 Chevron Corporation $ 1,051,893
592 Civitas Resources, Inc. 40,457
63,730 Clean Energy Fuels Corporation
g
277,863
3,722 Comstock Resources, Inc.
f
40,160
25,984 ConocoPhillips 2,577,873
5,294 CVR Energy, Inc. 173,537
51,690 Devon Energy Corporation 2,616,031
80,538 Enterprise Products Partners, LP 2,085,934
3,494 EOG Resources, Inc. 400,517
52,491 EQT Corporation 1,674,988
3,438 Equitrans Midstream Corporation 19,872
3,741 Evolution Petroleum Corporation 23,606
83,687 Exxon Mobil Corporation 9,177,116
19,426 Green Plains, Inc.
g
602,012
221 Gulfport Energy Corporation
g
17,680
309,442 Halliburton Company 9,790,745
3,030 Helmerich & Payne, Inc. 108,322
6,795 HF Sinclair Corporation 328,742
16,842 International Seaways, Inc. 701,975
83,063 Liberty Energy, Inc. 1,064,037
8,996 Magnolia Oil & Gas Corporation 196,832
11,810 Marathon Oil Corporation 282,968
40,384 Marathon Petroleum Corporation 5,444,975
70,484 Matador Resources Company 3,358,563
12,338 NexTier Oilfield Solutions, Inc.
g
98,087
152,925 NOV, Inc. 2,830,642
29,376 Par Pacific Holdings, Inc.
g
857,779
7,940 Patterson-UTI Energy, Inc. 92,898
26,297 PBF Energy, Inc. 1,140,238
13,149 Phillips 66 1,333,046
40,330 Pioneer Natural Resources
Company 8,236,999
107,020 ProPetro Holding Corporation
g
769,474
1,493 Range Resources Corporation 39,520
180 Schlumberger, Ltd. 8,838
3,766 Select Energy Services, Inc. 26,211
20,851 SM Energy Company 587,164
5,176 Solaris Oilfield Infrastructure, Inc. 44,203
7,355 Southwestern Energy Company
g
36,775
136,844 Talos Energy, Inc.
g
2,030,765
3,977 Technip Energies NV ADR 84,193
495,558 TechnipFMC plc
g
6,764,367
28,548 U.S. Silica Holdings, Inc.
g
340,863
4,107 Valero Energy Corporation 573,337
17,831 Viper Energy Partners, LP 499,268
112,683 Williams Companies, Inc. 3,364,714
Total 77,913,873
Financials (4.3%)
70,874 AGNC Investment Corporation 714,410
7,068 Allstate Corporation 783,205
126,142 Ally Financial, Inc. 3,215,360
3,693 Amalgamated Financial
Corporation 65,329
3,153 A-Mark Precious Metals, Inc. 109,251
9,231 Ambac Financial Group, Inc.
g
142,896
10,143 American Equity Investment Life
Holding Company 370,118
51,710 American Express Company 8,529,564
9,119 American Financial Group, Inc. 1,107,958
727 Ameriprise Financial, Inc. 222,825
11,867 Ameris Bancorp 434,095
11,931 Annaly Capital Management, Inc. 228,001
125 Apollo Global Management, Inc. 7,895
6,448 Arch Capital Group, Ltd.
g
437,626

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.4%) Value
Financials (4.3%) - continued
20,251 Arthur J. Gallagher & Company $ 3,874,219
25,675 Associated Banc-Corp 461,636
2,470 Assurant, Inc. 296,573
9,610 Assured Guaranty, Ltd. 483,095
2,232 Atlantic Union Bankshares
Corporation 78,232
20,650 Banc of California, Inc. 258,744
146,337 Bank of America Corporation 4,185,238
404 Bank of Hawaii Corporation 21,040
5,450 Bank of Marin Bancorp 119,301
31,923 Bank of N.T. Butterfield & Son, Ltd. 861,921
20,977 Bank of New York Mellon
Corporation 953,195
6,079 Bank OZK 207,902
17,636 BankFinancial Corporation 154,315
16,565 BankUnited, Inc. 374,038
2,122 BayCom Corporation 36,244
6,499 BCB Bancorp, Inc. 85,332
22,348 Berkshire Hathaway, Inc.
g
6,900,392
2,714 BlackRock, Inc. 1,815,992
89,274 Blackstone Mortgage Trust, Inc. 1,593,541
3,370 Block, Inc.
g
231,351
913 BOK Financial Corporation 77,066
1,535 Bread Financial Holdings, Inc. 46,541
74,673 Bridgewater Bancshares, Inc.
g
809,455
19,033 Brighthouse Financial, Inc.
g
839,546
8,112 Brookline Bancorp, Inc. 85,176
3,911 Business First Bancshares, Inc. 66,995
62,370 Byline Bancorp, Inc. 1,348,439
17,831 Cadence Bank 370,172
22,035 Capital One Financial Corporation 2,118,886
127,284 Carlyle Group, Inc. 3,953,441
1,977 Cathay General Bancorp 68,246
10,153 Cboe Global Markets, Inc. 1,362,939
34,129 Central Pacific Financial
Corporation 610,909
1,139 Central Valley Community Bancorp 23,441
104,719 Charles Schwab Corporation 5,485,181
14,417 Chimera Investment Corporation 81,312
12,597 Chubb, Ltd. 2,446,085
26,250 Citigroup, Inc. 1,230,863
3,966 Citizens Financial Group, Inc. 120,447
6,596 CNB Financial Corporation 126,643
244,572 Columbia Banking System, Inc. 5,238,732
40,409 Comerica, Inc. 1,754,559
11,198 Commerce Bancshares, Inc. 653,403
1,981 Community Bank System, Inc. 103,983
16,864 Community Trust Bancorp, Inc. 639,989
17,822 ConnectOne Bancorp, Inc. 315,093
4,106 CrossFirst Bankshares, Inc.
g
43,031
77 Cullen/Frost Bankers, Inc. 8,111
39,175 Customers Bancorp, Inc.
g
725,521
24,292 CVB Financial Corporation 405,191
6,120 Dime Community Bancshares, Inc. 139,046
12,553 Discover Financial Services 1,240,739
7,841 Eagle Bancorp, Inc. 262,438
17,041 East West Bancorp, Inc. 945,776
31,414 Eastern Bankshares, Inc. 396,445
15,244 Ellington Residential Mortgage
REIT 111,281
12,918 Enova International, Inc.
g
573,947
27,546 Enterprise Financial Services
Corporation 1,228,276
36,180 Equitable Holdings, Inc. 918,610
5,072 Equity Bancshares, Inc. 123,605
Shares Common Stock (30.4%) Value
Financials (4.3%) - continued
5,038 Euronet Worldwide, Inc.
g
$ 563,752
34,290 F.N.B. Corporation 397,764
3,053 Farmers National Banc
Corporation 38,590
26,268 Federated Hermes, Inc. 1,054,398
28,845 Fidelity National Information
Services, Inc. 1,567,149
9,010 Fifth Third Bancorp 240,026
12,190 Financial Institutions, Inc. 235,023
35,372 First BanCorp/Puerto Rico 403,948
25,090 First Commonwealth Financial
Corporation 311,869
935 First Financial Bancorp 20,355
7,558 First Financial Bankshares, Inc. 241,100
5,985 First Financial Corporation 224,318
33,145 First Foundation, Inc. 246,930
4,112 First Hawaiian, Inc. 84,831
11,538 First Horizon Corporation 205,146
2,728 First Interstate BancSystem, Inc. 81,458
674 First Merchants Corporation 22,208
1,929 First Mid-Illinois Bancshares, Inc. 52,507
13,376 First of Long Island Corporation 180,576
2,805 First Republic Bank
f
39,242
13,382 Fiserv, Inc.
g
1,512,567
941 Five Star Bancorp 20,081
2,014 FLEETCOR Technologies, Inc.
g
424,652
17,889 Flushing Financial Corporation 266,367
4,124 Flywire Corporation
g
121,081
27,595 Fulton Financial Corporation 381,363
34,401 Genworth Financial, Inc.
g
172,693
29,044 Glacier Bancorp, Inc. 1,220,138
2,294 Global Life, Inc. 252,386
8,412 Global Payments, Inc. 885,279
11,297 Great Southern Bancorp, Inc. 572,532
10,048 Green Dot Corporation
g
172,625
36,048 Hamilton Lane, Inc. 2,666,831
14,136 Hancock Whitney Corporation 514,550
35,410 Hanmi Financial Corporation 657,564
13,606 Hanover Insurance Group, Inc. 1,748,371
7,373 Hartford Financial Services Group,
Inc. 513,824
48,086 Heartland Financial USA, Inc. 1,844,579
16,930 Heritage Commerce Corporation 141,027
4,691 Heritage Financial Corporation 100,387
10,810 Home BancShares, Inc. 234,685
11,745 HomeStreet, Inc. 211,293
14,604 Hometrust Bancshares, Inc. 359,112
71,496 Hope Bancorp, Inc. 702,091
20,655 Horizon Bancorp, Inc. 228,444
57,778 Houlihan Lokey, Inc. 5,054,997
18,977 Huntington Bancshares, Inc. 212,542
1,893 Independent Bank Corporation 124,219
16,174 Independent Bank Corporation/MI 287,412
6,628 Interactive Brokers Group, Inc. 547,208
81,130 Intercontinental Exchange, Inc. 8,461,048
1,308 International Bancshares
Corporation 56,009
30,718 Invesco Mortgage Capital, Inc. 340,663
27,290 Invesco, Ltd. 447,556
111,920 J.P. Morgan Chase & Company 14,584,295
1,522 Jack Henry & Associates, Inc. 229,396
6,356 KeyCorp 79,577
31,980 Kinsale Capital Group, Inc. 9,598,797
2,326 KKR & Company, Inc. 122,162
13,890 M&T Bank Corporation 1,660,827

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.4%) Value
Financials (4.3%) - continued
405 Marsh & McLennan Companies,
Inc. $ 67,453
77,769 Mastercard, Inc. 28,262,032
2,312 Mercantile Bank Corporation 70,701
4,311 Mercury General Corporation 136,831
10,413 Metropolitan Bank Holding
Corporation
g
352,897
45,962 MFA Financial, Inc. 455,943
54,821 MGIC Investment Corporation 735,698
14,039 Midland States Bancorp, Inc. 300,715
23,636 MidWestOne Financial Group, Inc. 577,191
17,213 Morgan Stanley 1,511,301
32,194 Mr. Cooper Group, Inc.
g
1,318,988
8,957 MSCI, Inc. 5,013,143
2,003 MVB Financial Corporation 41,342
58,654 Nasdaq, Inc. 3,206,614
26,892 Navient Corporation 430,003
41,240 New York Community Bancorp,
Inc. 372,810
57,883 NMI Holdings, Inc.
g
1,292,527
15,356 OceanFirst Financial Corporation 283,779
12,100 OFG Bancorp 301,774
28,627 Old National Bancorp 412,801
51,550 Old Republic International
Corporation 1,287,204
5,623 Old Second Bancorp, Inc. 79,059
37,933 OneMain Holdings, Inc. 1,406,556
2,102 Pacific Premier Bancorp, Inc. 50,490
32,337 PacWest Bancorp
f
314,639
151 Park National Corporation 17,904
5,036 Pathward Financial, Inc. 208,944
215,454 PayPal Holdings, Inc.
g
16,361,577
4,132 PCB Bancorp 59,873
1,098 Peapack-Gladstone Financial
Corporation 32,523
3,784 PennyMac Financial Services, Inc. 225,564
7,475 Pinnacle Financial Partners, Inc. 412,321
1,113 PNC Financial Services Group,
Inc. 141,462
19,196 Popular, Inc. 1,102,042
2,252 Preferred Bank/Los Angeles, CA 123,432
6,728 Premier Financial Corporation 139,471
8,955 Principal Financial Group, Inc. 665,536
8,569 Prosperity Bancshares, Inc. 527,165
4,121 Prudential Financial, Inc. 340,972
1,280 QCR Holdings, Inc. 56,205
41,588 Radian Group, Inc. 919,095
51,983 Raymond James Financial, Inc. 4,848,454
12,359 Regions Financial Corporation 229,383
94 Reinsurance Group of America,
Inc. 12,479
971 RenaissanceRe Holdings, Ltd. 194,530
149,865 Rithm Capital Corporation 1,198,920
46,134 RLI Corporation 6,131,670
32,388 S&P Global, Inc. 11,166,411
2,744 S&T Bancorp, Inc. 86,299
90,380 Seacoast Banking Corporation of
Florida 2,142,006
2,784 Shore Bancshares, Inc. 39,756
2,562 Simmons First National
Corporation 44,809
1,917 SmartFinancial, Inc. 44,359
1,847 South Plains Financial, Inc. 39,544
1,090 Southern First Bancshares, Inc.
g
33,463
5,101 SouthState Corporation 363,497
28,046 State Street Corporation 2,122,802
Shares Common Stock (30.4%) Value
Financials (4.3%) - continued
106,124 Synchrony Financial $ 3,086,086
17,592 Synovus Financial Corporation 542,361
3,189 T. Rowe Price Group, Inc. 360,038
6,516 Territorial Bancorp, Inc. 125,824
8,499 Texas Capital Bancshares, Inc.
g
416,111
682 Towne Bank 18,175
21,177 TPG RE Finance Trust, Inc. 153,745
36,072 TPG, Inc. 1,057,992
29,936 Tradeweb Markets, Inc. 2,365,543
92,470 Triumph Financial, Inc.
g
5,368,808
10,874 Truist Financial Corporation 370,803
10,408 TrustCo Bank Corporation NY 332,432
48,872 Two Harbors Investment
Corporation 718,907
3,611 U.S. Bancorp 130,177
7,839 UMB Financial Corporation 452,467
13,165 United Bankshares, Inc. 463,408
3,721 United Community Banks, Inc. 104,635
4,608 Univest Financial Corporation 109,394
58,773 Unum Group 2,325,060
23,989 Valley National Bancorp 221,658
15,299 Veritex Holdings, Inc. 279,360
31,759 Virtu Financial, Inc. 600,245
2,849 Visa, Inc. 642,336
3,758 Voya Financial, Inc. 268,547
3,963 W.R. Berkley Corporation 246,736
2,525 Walker & Dunlop, Inc. 192,329
12,787 Washington Federal, Inc. 385,144
290 Webster Financial Corporation 11,432
100,724 Wells Fargo & Company 3,765,063
4,300 Westamerica Bancorporation 190,490
180,962 Western Alliance Bancorp 6,431,389
3,804 Western Asset Mortgage Capital
Corporation 34,731
45,376 Western Union Company 505,942
1,545 WEX, Inc.
g
284,110
242 Willis Towers Watson plc 56,236
3,572 Wintrust Financial Corporation 260,577
1,412 WSFS Financial Corporation 53,105
39,258 Zions Bancorp NA 1,174,992
3,355 Zurich Insurance Group AG 1,607,712
Total 274,431,872
Health Care (4.4%)
3,937 10X Genomics, Inc.
g
219,645
63,351 Abbott Laboratories 6,414,922
51,056 ACADIA Pharmaceuticals, Inc.
g
960,874
6,202 Accolade, Inc.
g
89,185
9,491 Adaptive Biotechnologies
Corporation
g
83,806
25,559 Agilent Technologies, Inc. 3,535,832
210,332 Agiliti, Inc.
g
3,361,105
10,026 Agios Pharmaceuticals, Inc.
g
230,297
24,743 Aldeyra Therapeutics, Inc.
g
245,698
1,333 Align Technology, Inc.
g
445,409
9,247 Alignment Healthcare, Inc.
g
58,811
49,703 Alkermes plc
g
1,401,128
61,874 Allogene Therapeutics, Inc.
f,g
305,658
274 Alnylam Pharmaceuticals, Inc.
g
54,888
10,038 Amedisys, Inc.
g
738,295
7,458 AmerisourceBergen Corporation 1,194,100
18,933 Amgen, Inc. 4,577,053
15,265 Amicus Therapeutics, Inc.
g
169,289
1,331 AMN Healthcare Services, Inc.
g
110,420
4,360 Anika Therapeutics, Inc.
g
125,219

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.4%) Value
Health Care (4.4%) - continued
7,232 Arcutis Biotherapeutics, Inc.
g
$ 79,552
13,705 Argenx SE ADR
g
5,106,209
697 Arvinas, Inc.
g
19,042
22,670 Ascendis Pharma AS ADR
g
2,430,677
105,584 AstraZeneca plc ADR 7,328,585
15,717 Atara Biotherapeutics, Inc.
g
45,579
7,140 Avanos Medical, Inc.
g
212,344
132,636 Avantor, Inc.
g
2,803,925
41,203 Axonics, Inc.
g
2,248,036
50,624 Azenta, Inc.
g
2,258,843
84,753 Baxter International, Inc. 3,437,582
8,170 Biogen, Inc.
g
2,271,505
58,164 BioLife Solutions, Inc.
g
1,265,067
374 BioMarin Pharmaceutical, Inc.
g
36,368
37,864 Bio-Techne Corporation 2,809,130
2,897 Blueprint Medicines Corporation
g
130,336
2,508 Bristol-Myers Squibb Company 173,829
3,010 Cardinal Health, Inc. 227,255
69,255 Centene Corporation
g
4,377,609
635 Chemed Corporation 341,471
7,877 Cigna Group 2,012,810
11,836 Codexis, Inc.
g
49,001
17,650 Community Health Systems, Inc.
g
86,485
191 CONMED Corporation 19,837
8,283 Cooper Companies, Inc. 3,092,541
3,827 CRISPR Therapeutics AG
g
173,095
14,494 CVS Health Corporation 1,077,049
53,730 Danaher Corporation 13,542,109
31,304 Deciphera Pharmaceuticals, Inc.
g
483,647
5,726 Dentsply Sirona, Inc. 224,917
91,179 Dexcom, Inc.
g
10,593,176
40,433 Dynavax Technologies
Corporation
g
396,648
3,467 Editas Medicine, Inc.
g
25,136
37,285 Edwards Lifesciences
Corporation
g
3,084,588
22,704 Elanco Animal Health, Inc.
g
213,418
23,644 Elevance Health, Inc. 10,871,748
4,624 Enanta Pharmaceuticals, Inc.
g
186,995
15,017 Encompass Health Corporation 812,420
7,508 Enhabit, Inc.
g
104,436
107,708 Enovis Corporation
g
5,761,301
10,966 Evolent Health, Inc.
g
355,847
4,571 Exact Sciences Corporation
g
309,959
10,811 FibroGen, Inc.
g
201,733
28,966 Gilead Sciences, Inc. 2,403,309
6,442 Globus Medical, Inc.
g
364,875
1,767 Guardant Health, Inc.
g
41,418
75,697 Halozyme Therapeutics, Inc.
g
2,890,868
6,941 HCA Healthcare, Inc. 1,830,203
2,253 HealthEquity, Inc.
g
132,274
23,192 Hologic, Inc.
g
1,871,594
219 IDEXX Laboratories, Inc.
g
109,517
38,724 Immunocore Holdings plc ADR
g
1,914,515
49,057 Inari Medical, Inc.
g
3,028,779
703 Innoviva, Inc.
g
7,909
29,954 Insmed, Inc.
g
510,716
29,280 Inspire Medical Systems, Inc.
g
6,853,570
13,375 Insulet Corporation
g
4,266,090
861 Integra LifeSciences Holdings
Corporation
g
49,430
39,126 Intuitive Surgical, Inc.
g
9,995,519
28,151 Ionis Pharmaceuticals, Inc.
g
1,006,117
5,050 Jazz Pharmaceuticals, Inc.
g
738,966
47,125 Johnson & Johnson 7,304,375
Shares Common Stock (30.4%) Value
Health Care (4.4%) - continued
4,404 KalVista Pharmaceuticals, Inc.
g
$ 34,615
3,839 Kiniksa Pharmaceuticals, Ltd.
g
41,308
16,432 Kura Oncology, Inc.
g
200,963
29,906 Laboratory Corporation of America
Holdings 6,861,035
67,736 Lantheus Holdings, Inc.
g
5,592,284
285 Ligand Pharmaceuticals, Inc.
g
20,965
14,781 LivaNova plc
g
644,156
29 Madrigal Pharmaceuticals, Inc.
g
7,026
392,706 Maravai LifeSciences Holdings,
Inc.
g
5,501,811
5,800 Medpace Holdings, Inc.
g
1,090,690
128,239 Medtronic plc 10,338,628
84,559 Merck & Company, Inc. 8,996,232
390 Merit Medical Systems, Inc.
g
28,840
12,975 Mersana Therapeutics, Inc.
g
53,327
14,517 Mirati Therapeutics, Inc.
g
539,742
2,125 Moderna, Inc.
g
326,357
25,977 Molina Healthcare, Inc.
g
6,948,588
856 MultiPlan Corporation
g
907
43,888 Natera, Inc.
g
2,436,662
9,137 National HealthCare Corporation 530,586
26,664 Novo Nordisk AS ADR 4,243,309
5,877 Nurix Therapeutics, Inc.
g
52,188
8,893 OraSure Technologies, Inc.
g
53,803
63,587 Pfizer, Inc. 2,594,350
255,488 Progyny, Inc.
g
8,206,275
21,546 Protagonist Therapeutics, Inc.
g
495,558
124,923 R1 RCM, Inc.
g
1,873,845
12,460 RAPT Therapeutics, Inc.
g
228,641
1,453 Reata Pharmaceuticals, Inc.
g
132,107
9,645 Regeneron Pharmaceuticals, Inc.
g
7,925,007
29,934 Repligen Corporation
g
5,039,688
20,699 Revance Therapeutics, Inc.
g
666,715
6,518 Sage Therapeutics, Inc.
g
273,495
26,921 Sarepta Therapeutics, Inc.
g
3,710,521
1,647 Scholar Rock Holding Corporation
g
13,176
8,350 Sensus Healthcare, Inc.
g
43,503
5,841 ShockWave Medical, Inc.
g
1,266,504
80,340 Silk Road Medical, Inc.
g
3,143,704
5,466 SpringWorks Therapeutics, Inc.
g
140,695
52,487 Stevanato Group SPA 1,359,413
6,720 Syneos Health, Inc.
g
239,366
10,131 Teleflex, Inc. 2,566,284
49,319 Travere Therapeutics, Inc.
g
1,109,184
11,955 Twist Bioscience Corporation
g
180,281
8,488 Ultragenyx Pharmaceutical, Inc.
g
340,369
2,211 UnitedHealth Group, Inc. 1,044,896
7,047 Vanda Pharmaceuticals, Inc.
g
47,849
982 Veeva Systems, Inc.
g
180,482
25,991 Veracyte, Inc.
g
579,599
46,720 Vericel Corporation
g
1,369,830
163,461 Viatris, Inc. 1,572,495
140,704 Viemed Healthcare, Inc.
g
1,359,201
57,991 Vor BioPharma, Inc.
f,g
311,992
653 VYNE Therapeutics, Inc.
g
2,011
10,138 Waters Corporation
g
3,139,029
6,760 Zentalis Pharmaceuticals, Inc.
g
116,272
15,886 Zimmer Biomet Holdings, Inc. 2,052,471
71,830 Zoetis, Inc. 11,955,385
Total 280,747,733
Industrials (3.5%)
12,499 3M Company 1,313,770
1,135 Acuity Brands, Inc. 207,399

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.4%) Value
Industrials (3.5%) - continued
24,592 Advanced Drainage Systems, Inc. $ 2,070,892
302 AECOM 25,465
11,093 AGCO Corporation 1,499,774
97,794 Air Lease Corporation 3,850,150
41,353 Alaska Air Group, Inc.
g
1,735,172
1,657 Albany International Corporation 148,070
2,292 American Woodmark Corporation
g
119,344
41,829 AMETEK, Inc. 6,079,009
1,835 Apogee Enterprises, Inc. 79,364
10,859 Armstrong World Industries, Inc. 773,595
78,554 ASGN, Inc.
g
6,494,059
2,162 Atkore International Group, Inc.
g
303,718
9,541 AZZ, Inc. 393,471
185,252 Badger Infrastructure Solutions,
Ltd. 4,479,493
37,909 Barnes Group, Inc. 1,526,975
3,863 Beacon Roofing Supply, Inc.
g
227,338
282 Broadridge Financial Solutions,
Inc. 41,333
14,858 Carlisle Companies, Inc. 3,358,948
1,771 Caterpillar, Inc. 405,276
2,377 CBIZ, Inc.
g
117,638
42,930 Chart Industries, Inc.
g
5,383,422
40,078 Cimpress plc
g
1,756,218
10,213 Cintas Corporation 4,725,351
108,120 CNH Industrial NV 1,650,992
651 Columbus McKinnon Corporation 24,191
44,877 Conduent Incorporated
g
153,928
11,117 Core & Main, Inc.
g
256,803
1,390 CoStar Group, Inc.
g
95,701
17,378 Crane Holdings, Company 1,972,403
4,956 CSW Industrials, Inc. 688,537
190,267 CSX Corporation 5,696,594
9,999 Curtiss-Wright Corporation 1,762,424
4,876 Daseke, Inc.
g
37,691
3,616 Deere & Company 1,492,974
43,021 Delta Air Lines, Inc.
g
1,502,293
5,849 Donaldson Company, Inc. 382,174
58 Dover Corporation 8,813
181,498 Driven Brands Holdings, Inc.
g
5,501,204
5,108 Eagle Bulk Shipping, Inc. 232,414
11,247 EMCOR Group, Inc. 1,828,650
13,536 Emerson Electric Company 1,179,527
437 Equifax, Inc. 88,641
20,897 Expeditors International of
Washington, Inc. 2,301,178
18,903 Fastenal Company 1,019,628
284,052 First Advantage Corporation
g
3,965,366
5,391 Forrester Research, Inc.
g
174,399
16,157 Fortune Brands Innovations, Inc. 948,901
49,576 Forward Air Corporation 5,342,310
3,692 Genco Shipping & Trading, Ltd. 57,817
7,250 General Dynamics Corporation 1,654,522
1,126 Gorman-Rupp Company 28,150
28,917 Greenbrier Companies, Inc. 930,260
18,092 Hawaiian Holdings, Inc.
g
165,723
6,830 Healthcare Services Group, Inc. 94,732
962 Heidrick & Struggles International,
Inc. 29,206
33,770 Helios Technologies, Inc. 2,208,558
18,146 Hillman Solutions Corporation
g
152,789
133,341 Howmet Aerospace, Inc. 5,649,658
3,429 Hubbell, Inc. 834,310
1,172 ICF International, Inc. 128,568
3,082 IDEX Corporation 712,034
Shares Common Stock (30.4%) Value
Industrials (3.5%) - continued
12,725 Interface, Inc. $ 103,327
111,387 Janus International Group, Inc.
g
1,098,276
203 JB Hunt Transport Services, Inc. 35,618
44,654 JetBlue Airways Corporation
g
325,081
22,870 Johnson Controls International plc 1,377,231
312 Knight-Swift Transportation
Holdings, Inc. 17,653
6,527 L3Harris Technologies, Inc. 1,280,858
15,593 Landstar System, Inc. 2,795,201
47,244 Lincoln Electric Holdings, Inc. 7,988,960
25,892 ManpowerGroup, Inc. 2,136,867
16,157 Masterbrand, Inc.
g
129,902
5,680 Matson, Inc. 338,926
21,201 Maximus, Inc. 1,668,519
31,950 Mercury Systems, Inc.
g
1,633,284
52,420 Middleby Corporation
g
7,685,296
29,519 Miller Industries, Inc. 1,043,497
6,216 MSC Industrial Direct Company,
Inc. 522,144
637 National Presto Industries, Inc. 45,921
18,638 Northrop Grumman Corporation 8,605,537
7,997 Old Dominion Freight Line, Inc. 2,725,697
18,252 Owens Corning, Inc. 1,748,542
15,436 PACCAR, Inc. 1,129,915
31,553 Parker-Hannifin Corporation 10,605,279
74,721 Pentair plc 4,129,830
27,079 Planet Labs PBC
g
106,420
24,153 Proterra, Inc.
g
36,713
2,991 Quanta Services, Inc. 498,420
68,223 Regal Rexnord Corporation 9,601,023
4,406 Republic Services, Inc. 595,779
8,673 Resideo Technologies, Inc.
g
158,542
81,131 Ritchie Brothers Auctioneers, Inc. 4,566,864
1,474 RXO, Inc.
g
28,949
12,963 Saia, Inc.
g
3,526,973
27,055 SkyWest, Inc.
g
599,809
852 Snap-On, Inc. 210,350
14,346 Southwest Airlines Company 466,819
17,611 Standex International Corporation 2,156,291
975 Stanley Black & Decker, Inc. 78,565
2,945 Sterling Construction Company,
Inc.
g
111,557
233,606 Sun Country Airlines Holdings,
Inc.
g
4,788,923
38,375 SunPower Corporation
f,g
531,110
14,646 Sunrun, Inc.
g
295,117
18,170 Tennant Company 1,245,190
8,565 Terex Corporation 414,375
8,134 Textron, Inc. 574,504
31,216 Timken Company 2,550,972
7,198 Titan International, Inc.
g
75,435
4,250 Trane Technologies plc 781,915
42,876 TransUnion 2,664,315
6,100 TriNet Group, Inc.
g
491,721
922 TTEC Holdings, Inc. 34,326
16,301 Tutor Perini Corporation
g
100,577
330,310 Uber Technologies, Inc.
g
10,470,827
1,355 UniFirst Corporation/MA 238,792
14,190 Union Pacific Corporation 2,855,879
6,370 United Airlines Holdings, Inc.
g
281,873
14,665 United Parcel Service, Inc. 2,844,863
8,932 United Rentals, Inc. 3,534,928
1,720 Valmont Industries, Inc. 549,162
2,382 Wabash National Corporation 58,573

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.4%) Value
Industrials (3.5%) - continued
177,218 WillScot Mobile Mini Holdings
Corporation
g
$ 8,307,980
84,147 Xometry, Inc.
f,g
1,259,681
Total 224,934,780
Information Technology (7.2%)
36,366 8x8, Inc.
g
151,646
46,919 Adobe, Inc.
g
18,081,175
24,370 Adtran Holdings, Inc. 386,508
62,060 Advanced Micro Devices, Inc.
g
6,082,501
1,733 Alarm.com Holdings, Inc.
g
87,135
4,630 Alpha and Omega Semiconductor,
Ltd.
g
124,778
15,925 Alteryx, Inc.
g
937,027
2,256 American Software, Inc. 28,448
14,347 Amkor Technology, Inc. 373,309
60,230 Amphenol Corporation 4,921,996
804 ANSYS, Inc.
g
267,571
2,543 Appian Corporation
g
112,858
362,997 Apple, Inc. 59,858,205
68,627 Applied Materials, Inc. 8,429,454
18,752 Arista Networks, Inc.
g
3,147,711
18,542 Arrow Electronics, Inc.
g
2,315,340
18,403 Autodesk, Inc.
g
3,830,768
878 Aviat Networks, Inc.
g
30,256
711 Avnet, Inc. 32,137
4,079 Benchmark Electronics, Inc. 96,631
51,380 BigCommerce Holdings, Inc.
g
459,337
19,565 BILL Holdings, Inc.
g
1,587,504
7,135 CalAmp Corporation
g
25,615
133,848 Calix, Inc.
g
7,172,914
1,005 Cambium Networks Corporation
g
17,809
1,000 CDW Corporation 194,890
49,685 Ciena Corporation
g
2,609,456
289,457 Cisco Systems, Inc. 15,131,365
111,607 Cognex Corporation 5,530,127
297 Cognizant Technology Solutions
Corporation 18,096
9,589 Coherent Corporation
g
365,149
34,802 Cohu, Inc.
g
1,336,049
93,952 CommScope Holding Company,
Inc.
g
598,474
2,112 Corning, Inc. 74,511
4,222 Datadog, Inc.
g
306,771
32,319 Descartes Systems Group, Inc.
g
2,605,235
37,578 Dolby Laboratories, Inc. 3,209,913
11,374 Dropbox, Inc.
g
245,906
15,723 Endava plc ADR
g
1,056,271
24,611 Entegris, Inc. 2,018,348
7,666 EPAM Systems, Inc.
g
2,292,134
70 Fair Isaac Corporation
g
49,188
1,200 First Solar, Inc.
g
261,000
77,941 Five9, Inc.
g
5,634,355
96,722 Flex, Ltd.
g
2,225,573
7,288 FormFactor, Inc.
g
232,123
112,566 Fortinet, Inc.
g
7,481,136
47,302 Gen Digital, Inc. 811,702
87,336 Gilat Satellite Networks, Ltd.
g
447,160
137 GoDaddy, Inc.
g
10,648
216,963 Grid Dynamics Holdings, Inc.
g
2,486,396
284 HP, Inc. 8,335
4,845 HubSpot, Inc.
g
2,077,294
6,461 IPG Photonics Corporation
g
796,706
7,944 Jabil, Inc. 700,343
121,304 Juniper Networks, Inc. 4,175,284
Shares Common Stock (30.4%) Value
Information Technology (7.2%) - continued
72 Keysight Technologies, Inc.
g
$ 11,627
1,902 KLA-Tencor Corporation 759,221
82,452 Knowles Corporation
g
1,401,684
1,524 Kyndryl Holdings, Inc.
g
22,494
9,722 Lam Research Corporation 5,153,827
102,714 Lattice Semiconductor
Corporation
g
9,809,187
4,762 Littelfuse, Inc. 1,276,645
31,066 Lumentum Holdings, Inc.
g
1,677,875
1,271 MaxLinear, Inc.
g
44,752
55,252 Microchip Technology, Inc. 4,629,013
291,024 Microsoft Corporation 83,902,219
8,921 Monolithic Power Systems, Inc. 4,465,317
485 Motorola Solutions, Inc. 138,773
10,933 NCR Corporation
g
257,909
1,106 NICE, Ltd. ADR
g
253,152
35,979 Nova, Ltd.
g
3,758,726
122,458 NVIDIA Corporation 34,015,159
3,442 ON Semiconductor Corporation
g
283,345
13,824 PagerDuty, Inc.
g
483,564
22,389 Palo Alto Networks, Inc.
g
4,471,979
11,651 Paycom Software, Inc.
g
3,542,020
2,044 PDF Solutions, Inc.
g
86,666
14,252 Plexus Corporation
g
1,390,568
28,167 PTC, Inc.
g
3,611,854
16,551 Q2 Holdings, Inc.
g
407,486
2,075 Qorvo, Inc.
g
210,758
129,045 QUALCOMM, Inc. 16,463,561
1,029 Qualys, Inc.
g
133,791
21,650 Rackspace Technology, Inc.
g
40,702
25,130 Rambus, Inc.
g
1,288,164
9,606 RingCentral, Inc.
g
294,616
79,614 Salesforce, Inc.
g
15,905,285
45,611 Samsung Electronics Company,
Ltd. 2,255,508
2,429 Sanmina Corporation
g
148,145
34,214 ServiceNow, Inc.
g
15,899,930
13,558 SiTime Corporation
g
1,928,354
18,261 Skyworks Solutions, Inc. 2,154,433
33,961 Splunk, Inc.
g
3,256,181
7,301 Sprinklr, Inc.
g
94,621
164,736 Sprout Social, Inc.
g
10,029,128
10,979 Synopsys, Inc.
g
4,240,639
2,031 Teledyne Technologies, Inc.
g
908,588
14,160 Teradata Corporation
g
570,365
174 Teradyne, Inc. 18,707
47,796 Texas Instruments, Inc. 8,890,534
3,988 Trimble, Inc.
g
209,051
453,724 TTM Technologies, Inc.
g
6,120,737
10,196 Tyler Technologies, Inc.
g
3,615,909
21,412 Universal Display Corporation 3,321,644
18,634 Upland Software, Inc.
g
80,126
8,988 Verint Systems, Inc.
g
334,713
31,176 Viavi Solutions, Inc.
g
337,636
33,442 Vishay Intertechnology, Inc. 756,458
36,169 Vontier Corporation 988,860
2,625 Western Digital Corporation
g
98,884
28,241 Wolfspeed, Inc.
g
1,834,253
83,767 Workiva, Inc.
g
8,578,578
6,367 Xerox Holdings Corporation 98,052
26,904 Yext, Inc.
g
258,547
219 Zebra Technologies Corporation
g
69,642

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.4%) Value
Information Technology (7.2%) - continued
4,325 Zoom Video Communications,
Inc.
g
$ 319,358
Total 461,158,091
Materials (0.9%)
4,546 Albemarle Corporation 1,004,848
1,112 Alcoa Corporation 47,327
39,290 AptarGroup, Inc. 4,643,685
8,267 Ashland, Inc. 849,104
7,038 Avery Dennison Corporation 1,259,309
59,937 Axalta Coating Systems, Ltd.
g
1,815,492
6,585 Ball Corporation 362,899
39,008 Carpenter Technology Corporation 1,745,998
12,947 Celanese Corporation 1,409,799
36,226 CF Industries Holdings, Inc. 2,626,023
518 Commercial Metals Company 25,330
62,274 Compass Minerals International,
Inc. 2,135,375
9,266 Corteva, Inc. 558,832
2,093 Crown Holdings, Inc. 173,112
16,568 Eastman Chemical Company 1,397,345
6,413 Freeport-McMoRan, Inc. 262,356
3,397 Greif, Inc. 215,268
525 Hawkins, Inc. 22,984
26,635 Huntsman Corporation 728,734
33,451 Ingevity Corporation
g
2,392,416
9,457 Innospec, Inc. 970,950
6,019 International Flavors & Fragrances,
Inc. 553,507
178,380 Ivanhoe Mines, Ltd.
g
1,611,557
4,636 Kaiser Aluminum Corporation 345,985
8,379 Linde plc 2,978,232
15,799 LSB Industries, Inc.
g
163,204
24,072 LyondellBasell Industries NV 2,260,120
7,557 Martin Marietta Materials, Inc. 2,683,188
8,986 Mercer International, Inc. 87,838
7,556 MP Materials Corporation
g
213,004
2,943 Myers Industries, Inc. 63,068
13,108 Newmont Corporation 642,554
44,753 Nucor Corporation 6,912,996
17,808 O-I Glass, Inc.
g
404,420
10,015 Orion Engineered Carbons SA 261,291
4,880 PPG Industries, Inc. 651,870
433,822 Ranpak Holdings Corporation
g
2,264,551
2,132 Reliance Steel & Aluminum
Company 547,370
37,992 RPM International, Inc. 3,314,422
6,863 Ryerson Holding Corporation 249,676
9,871 Schnitzer Steel Industries, Inc. 306,988
514 Sensient Technologies Corporation 39,352
15,875 Sonoco Products Company 968,375
26,073 SSR Mining, Inc. 394,224
8,526 Steel Dynamics, Inc. 963,950
121,113 Summit Materials, Inc.
g
3,450,509
8,699 TimkenSteel Corporation
g
159,540
4,841 TriMas Corporation 134,870
5,823 Trinseo plc 121,410
38,652 Tronox Holdings plc 555,816
11,361 United States Lime & Minerals, Inc. 1,734,711
22,668 United States Steel Corporation 591,635
406 Vulcan Materials Company 69,653
1,479 Westlake Corporation 171,534
13,382 WestRock Company 407,750
Total 60,926,356
Shares Common Stock (30.4%) Value
Real Estate (1.2%)
64,395 Agree Realty Corporation $ 4,418,141
1,713 Alexandria Real Estate Equities,
Inc. 215,136
5,408 American Assets Trust, Inc. 100,535
17,965 Apartment Income REIT
Corporation 643,327
9,742 AvalonBay Communities, Inc. 1,637,240
10,833 Camden Property Trust 1,135,732
8,191 CareTrust REIT, Inc. 160,380
32,770 CBRE Group, Inc.
g
2,385,984
82,801 CubeSmart 3,827,062
386,054 Cushman and Wakefield plc
g
4,069,009
1,892 Digital Realty Trust, Inc. 186,002
15,946 DigitalBridge Group, Inc. 191,193
2,838 EastGroup Properties, Inc. 469,178
6,064 Elme Communities 108,303
36,942 EPR Properties 1,407,490
12,901 Equity Commonwealth 267,180
17,528 Equity Residential 1,051,680
21,618 Essential Properties Realty Trust,
Inc. 537,207
1,716 Essex Property Trust, Inc. 358,884
7,039 Extra Space Storage, Inc. 1,146,864
29,702 First Industrial Realty Trust, Inc. 1,580,146
15,501 FirstService Corporation 2,185,486
35,320 Four Corners Property Trust, Inc. 948,695
4,440 Getty Realty Corporation 159,973
1,194 Gladstone Land Corporation 19,880
119,412 Healthcare Realty Trust, Inc. 2,308,234
89,577 Host Hotels & Resorts, Inc. 1,477,125
6,465 Howard Hughes Corporation
g
517,200
62,521 Independence Realty Trust, Inc. 1,002,212
10,350 Kennedy-Wilson Holdings, Inc. 171,706
2,116 Kilroy Realty Corporation 68,558
4,196 Life Storage, Inc. 550,054
3,887 LTC Properties, Inc. 136,550
80,728 LXP Industrial Trust 832,306
3,643 Mid-America Apartment
Communities, Inc. 550,239
59,951 National Retail Properties, Inc. 2,646,837
144,576 National Storage Affiliates Trust 6,040,385
64,889 Necessity Retail REIT, Inc. 407,503
28,232 NetSTREIT Corporation 516,081
159,508 Pebblebrook Hotel Trust 2,239,492
19,292 Public Storage, Inc. 5,828,885
7,086 Realty Income Corporation 448,686
24,626 Regency Centers Corporation 1,506,619
96,632 Rexford Industrial Realty, Inc. 5,764,099
51,547 Sabra Health Care REIT, Inc. 592,790
31,571 SBA Communications Corporation 8,242,241
93,582 Service Properties Trust 932,077
7,454 Terreno Realty Corporation 481,528
52,863 UDR, Inc. 2,170,555
4,339 Welltower, Inc. 311,063
24,646 Zillow Group, Inc.
g
1,077,030
Total 76,030,762
Utilities (0.6%)
4,199 AES Corporation 101,112
4,930 Alliant Energy Corporation 263,262
9,458 Artesian Resources Corporation 523,595
4,107 Avista Corporation 174,342
33,813 Black Hills Corporation 2,133,600
8,438 CenterPoint Energy, Inc. 248,583

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.4%) Value
Utilities (0.6%) - continued
10,842 Consolidated Water Company,
Ltd. $ 178,134
24,067 Constellation Energy Corporation 1,889,260
15,963 Duke Energy Corporation 1,539,951
13,705 Edison International, Inc. 967,436
51,500 Entergy Corporation 5,548,610
5,621 Essential Utilities, Inc. 245,357
46,901 Evergy, Inc. 2,866,589
2,128 NextEra Energy Partners, LP 129,276
221,148 NiSource, Inc. 6,183,298
51,372 NorthWestern Corporation 2,972,384
95,795 OGE Energy Corporation 3,607,640
9,499 PG&E Corporation
g
153,599
22,681 Pinnacle West Capital Corporation 1,797,242
39,551 Portland General Electric
Company 1,933,648
30,921 Public Service Enterprise Group,
Inc. 1,931,016
36,166 Sempra Energy 5,466,853
13,318 Spire, Inc. 934,125
15,391 UGI Corporation 534,991
1,511 Vistra Energy Corporation 36,264
3,102 Xcel Energy, Inc. 209,199
Total 42,569,366
Total Common Stock
(cost $1,612,837,218) 1,956,362,674
Principal
Amount Long-Term Fixed Income ( 10.4% ) Value
Asset-Backed Securities (0.5%)
510 Asset Backed Trust
$ 950,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
819,971
720 East CLO I, Ltd.
850,000
7.825%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,h
847,540
275,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,h
268,216
Access Group, Inc.
84,080
5.345%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
82,215
Affirm Asset Securitization Trust
1,200,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
h
1,142,581
AMSR Trust
1,300,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
1,100,726
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
421,757
675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
602,314
Ares XL CLO, Ltd.
1,000,000
7.592%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
927,161
Bankers Healthcare Group
Securitization Trust
397,562
5.280%,  10/17/2035, Ser.
2022-C, Class A
h
394,146
Principal
Amount Long-Term Fixed Income (10.4%) Value
Asset-Backed Securities (0.5%) - continued
Business Jet Securities, LLC
$ 349,359
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
$ 331,159
CarVal CLO II, Ltd.
1,000,000
6.308%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
970,101
600,000
6.808%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
565,008
CarVal CLO VII-C, Ltd.
600,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,h
599,331
CarVal CLO VIII-C, Ltd.
525,000
6.345%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
b,h
527,076
375,000
7.045%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,h
376,017
CMFT Net Lease Master Issuer,
LLC
627,090
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
534,154
Commonbond Student Loan Trust
102,677
5.345%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
99,589
Dryden 36 Senior Loan Fund
850,000
6.842%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
815,436
FirstKey Homes Trust
1,800,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,715,626
Foundation Finance Trust
481,653
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
428,424
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
1,000,175
Galaxy XIX CLO, Ltd.
800,000
6.666%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
737,899
Goodgreen
698,473
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
640,114
Home Partners of America Trust
1,210,309
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
1,078,140
998,264
2.078%,  9/17/2041, Ser.
2021-1, Class C
h
822,368
Laurel Road Prime Student Loan
Trust
36,632
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
35,953
259,259
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
244,641
Longfellow Place CLO, Ltd.
1,900,000
6.542%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
1,880,215

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Asset-Backed Securities (0.5%) - continued
$ 525,000
7.092%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
$ 509,292
Marlette Funding Trust
334,514
5.180%,  11/15/2032, Ser.
2022-3A, Class A
h
331,985
Mercury Financial Credit Card
Master Trust
1,000,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
938,421
National Collegiate Trust
311,615
5.140%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
298,710
Pretium Mortgage Credit Partners,
LLC
533,334
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
507,246
401,307
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
380,805
Progress Residential Trust
600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
535,336
Renaissance Home Equity Loan
Trust
1,083,770
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
367,562
Saxon Asset Securities Trust
430,017
2.738%,  8/25/2035, Ser.
2004-2, Class MF2
b
373,510
Sound Point CLO XIV, Ltd.
1,250,000
6.865%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
1,206,781
Stratus CLO, Ltd.
875,000
6.558%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
826,599
Tricon Residential Trust
800,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
720,668
VCAT Asset Securitization, LLC
500,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
458,238
Vericrest Opportunity Loan
Transferee
586,841
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
539,306
850,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
763,749
900,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
822,664
650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
566,161
650,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
489,857
417,557
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
380,401
450,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
378,632
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
315,677
Principal
Amount Long-Term Fixed Income (10.4%) Value
Asset-Backed Securities (0.5%) - continued
Whitebox CLO IV, Ltd.
$ 1,125,000
6.930%,  (TSFR3M +
2.150%), 4/20/2036, Ser.
2023-4A, Class A1
b,h
$ 1,123,431
Wind River CLO, Ltd.
750,000
6.408%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
726,658
625,000
6.808%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
581,742
Total 34,151,484
Basic Materials (0.1%)
Alcoa Nederland Holding BV
171,000 5.500%,  12/15/2027
h
168,866
Anglo American Capital plc
275,000 3.875%,  3/16/2029
h
252,905
Cascades, Inc./Cascades USA,
Inc.
165,000 5.125%,  1/15/2026
h
155,087
Chemours Company
170,000 5.750%,  11/15/2028
h
151,764
Cleveland-Cliffs, Inc.
190,000 5.875%,  6/1/2027
f
188,100
90,000 4.625%,  3/1/2029
h
82,587
Consolidated Energy Finance SA
281,000 5.625%,  10/15/2028
h
241,716
First Quantum Minerals, Ltd.
314,000 6.875%,  10/15/2027
h
302,706
Glencore Funding, LLC
226,000 3.375%,  9/23/2051
h
157,105
479,000 4.000%,  3/27/2027
h
461,236
Hecla Mining Company
90,000 7.250%,  2/15/2028 90,901
Hudbay Minerals, Inc.
170,000 4.500%,  4/1/2026
h
156,988
Kinross Gold Corporation
218,000 5.950%,  3/15/2024 218,013
Mercer International, Inc.
75,000 5.125%,  2/1/2029 64,228
Methanex Corporation
167,000 4.250%,  12/1/2024 161,429
Mosaic Company
300,000 4.050%,  11/15/2027 289,497
Novelis Corporation
85,000 3.250%,  11/15/2026
h
77,679
100,000 4.750%,  1/30/2030
h
91,879
85,000 3.875%,  8/15/2031
h
71,590
Nutrien, Ltd.
84,000 5.900%,  11/7/2024 85,196
112,000 4.900%,  3/27/2028 111,967
OCI NV
115,000 4.625%,  10/15/2025
h
109,149
Olin Corporation
245,000 5.125%,  9/15/2027 234,976
SCIL IV, LLC/SCIL USA Holdings,
LLC
184,000 5.375%,  11/1/2026
h
168,091
SK Invictus Intermediate II SARL
145,000 5.000%,  10/30/2029
h
120,385
SPCM SA
166,000 3.375%,  3/15/2030
h
136,938

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Basic Materials (0.1%) - continued
SunCoke Energy, Inc.
$ 180,000 4.875%,  6/30/2029
h
$ 156,719
Taseko Mines, Ltd.
129,000 7.000%,  2/15/2026
f,h
117,035
Unifrax Escrow Issuer Corporation
147,000 5.250%,  9/30/2028
h
117,461
United States Steel Corporation
190,000 6.875%,  3/1/2029 190,000
Total 4,932,193
Capital Goods (0.2%)
Advanced Drainage Systems, Inc.
157,000 6.375%,  6/15/2030
h
153,834
AECOM
280,000 5.125%,  3/15/2027 277,360
Amsted Industries, Inc.
245,000 5.625%,  7/1/2027
h
238,262
ARD Finance SA
56,000 6.500%,  6/30/2027
h
42,834
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
150,000 5.250%,  8/15/2027
h
118,265
99,000 5.250%,  8/15/2027
h
78,055
Boeing Company
505,000 5.930%,  5/1/2060 504,397
395,000 5.040%,  5/1/2027 397,865
650,000 5.705%,  5/1/2040 657,545
Bombardier, Inc.
123,000 7.125%,  6/15/2026
h
123,443
211,000 7.875%,  4/15/2027
f,h
213,601
145,000 6.000%,  2/15/2028
h
141,194
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
h
129,639
Canpack SA/Canpack US, LLC
220,000 3.125%,  11/1/2025
h
199,932
Carrier Global Corporation
384,000 3.577%,  4/5/2050 290,661
300,000 2.700%,  2/15/2031 258,036
Chart Industries, Inc.
179,000 7.500%,  1/1/2030
h
184,946
Clean Harbors, Inc.
237,000 6.375%,  2/1/2031
h
241,800
Clydesdale Acquisition Holdings,
Inc.
24,000 6.625%,  4/15/2029
h
23,100
48,000 8.750%,  4/15/2030
h
43,620
CNH Industrial NV
300,000 3.850%,  11/15/2027 287,994
Cornerstone Building Brands, Inc.
123,000 6.125%,  1/15/2029
h
87,811
Covanta Holding Corporation
85,000 4.875%,  12/1/2029
h
75,628
CP Atlas Buyer, Inc.
150,000 7.000%,  12/1/2028
f,h
111,391
Crown Cork & Seal Company, Inc.
153,000 7.375%,  12/15/2026 161,672
GFL Environmental, Inc.
140,000 4.000%,  8/1/2028
h
127,200
248,000 3.500%,  9/1/2028
h
224,440
H&E Equipment Services, Inc.
278,000 3.875%,  12/15/2028
h
243,621
Herc Holdings, Inc.
160,000 5.500%,  7/15/2027
h
154,400
Principal
Amount Long-Term Fixed Income (10.4%) Value
Capital Goods (0.2%) - continued
Howmet Aerospace, Inc.
$ 391,000 3.000%,  1/15/2029 $ 346,661
338,000 5.950%,  2/1/2037 340,535
Ingersoll-Rand Luxembourg
Finance SA
229,000 3.500%,  3/21/2026 222,210
JELD-WEN, Inc.
73,000 4.625%,  12/15/2025
h
67,707
John Deere Capital Corporation
224,000 4.350%,  9/15/2032 223,593
Lockheed Martin Corporation
348,000 4.500%,  5/15/2036 344,050
120,000 6.150%,  9/1/2036 136,011
Mauser Packaging Solutions
Holding Company
180,000 9.250%,  4/15/2027
f,h
166,318
MIWD Holdco II, LLC
96,000 5.500%,  2/1/2030
h
81,120
Mueller Water Products, Inc.
101,000 4.000%,  6/15/2029
h
90,221
Nesco Holdings II, Inc.
190,000 5.500%,  4/15/2029
h
171,889
New Enterprise Stone and Lime
Company, Inc.
210,000 5.250%,  7/15/2028
h
185,618
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 393,334
OI European Group BV
184,000 4.750%,  2/15/2030
h
168,360
Owens-Brockway Glass Container,
Inc.
68,000 5.875%,  8/15/2023
h
67,837
Pactiv Evergreen Group
130,000 4.375%,  10/15/2028
h
113,644
Parker-Hannifin Corporation
563,000 4.500%,  9/15/2029 557,482
PGT Innovations, Inc.
175,000 4.375%,  10/1/2029
h
158,139
Raytheon Technologies
Corporation
284,000 4.125%,  11/16/2028 279,915
375,000 4.450%,  11/16/2038 355,758
400,000 3.750%,  11/1/2046 330,602
Regal Rexnord Corporation
281,000 6.050%,  2/15/2026
h
282,232
Republic Services, Inc.
335,000 2.900%,  7/1/2026 319,689
Roller Bearing Company of
America, Inc.
136,000 4.375%,  10/15/2029
h
121,436
Sealed Air Corporation
149,000 6.125%,  2/1/2028
h
150,662
Silgan Holdings, Inc.
71,000 4.125%,  2/1/2028 66,825
SRM Escrow Issuer, LLC
255,000 6.000%,  11/1/2028
h
239,381
Textron, Inc.
320,000 3.375%,  3/1/2028 297,916
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
95,000 7.750%,  4/15/2026
h
79,563
TransDigm, Inc.
219,000 6.250%,  3/15/2026
h
219,199

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Capital Goods (0.2%) - continued
$ 460,000 5.500%,  11/15/2027 $ 433,740
Triumph Group, Inc.
97,000 9.000%,  3/15/2028
h
97,102
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 167,344
185,000 4.000%,  7/15/2030 166,228
Waste Pro USA, Inc.
110,000 5.500%,  2/15/2026
h
101,163
WESCO Distribution, Inc.
230,000 7.250%,  6/15/2028
h
236,164
Total 13,572,194
Collateralized Mortgage Obligations (0.5%)
Banc of America Alternative Loan
Trust
13,236
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 11,437
Bellemeade Re, Ltd.
302,412
6.310%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
302,238
BINOM Securitization Trust
532,607
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
466,392
CHNGE Mortgage Trust
1,070,187
6.000%,  10/25/2057, Ser.
2022-4, Class A1
h,i
1,058,635
Citicorp Mortgage Securities, Inc.
542,217
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 480,476
Citigroup Mortgage Loan Trust,
Inc.
1,990
2.947%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
1,901
COLT Mortgage Loan Trust
1,060,644
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
892,031
Countrywide Alternative Loan Trust
302,927
3.171%,  10/25/2035, Ser.
2005-43, Class 4A1
b
241,795
592,747
7.000%,  10/25/2037, Ser.
2007-24, Class A10 224,603
Countrywide Home Loans, Inc.
151,264
5.750%,  4/25/2037, Ser.
2007-3, Class A27 76,632
Credit Suisse Mortgage Trust
500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
442,154
875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
776,636
912,787
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
732,820
506,259
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,h
500,275
455,686
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
382,130
2,062,525
3.456%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
2,067,876
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
66,357
6.000%,  4/25/2023, Ser.
2006-AR5, Class 23A 47,533
Principal
Amount Long-Term Fixed Income (10.4%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 1,100,697
4.000%,  1/25/2051, Ser.
5249, Class LA $ 1,072,192
48,585
4.000%,  7/15/2031, Ser.
4104, Class KI
j
405
341,792
3.000%,  2/15/2033, Ser.
4170, Class IG
j
30,761
710,800
3.000%,  3/15/2033, Ser.
4180, Class PI
j
75,784
1,348,456
4.500%,  10/15/2033, Ser.
2695, Class BH 1,342,577
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 821,851
Federal National Mortgage
Association - REMIC
1,383,502
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,363,714
830,903
4.000%,  7/25/2052, Ser.
2022-37, Class PE 805,040
840,671
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
35,019
2,305,832
5.250%,  7/25/2039, Ser.
2022-72, Class CB 2,330,853
1,356,813
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,342,263
Flagstar Mortgage Trust
594,314
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
521,251
GCAT Trust
841,503
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
710,786
GS Mortgage-Backed Securities
Trust
1,025,772
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
864,974
J.P. Morgan Mortgage Trust
1,123,301
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
909,040
792,174
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
628,759
LHOME Mortgage Trust
1,000,000
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,h
975,533
400,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
383,890
Mello Mortgage Capital
Acceptance
1,092,291
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
883,946
Merrill Lynch Alternative Note
Asset Trust
146,329
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 59,554
New Residential Mortgage Loan
Trust
2,176,164
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
1,761,078
New York Mortgage Trust
1,100,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
1,052,790

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
Oaktown Re, Ltd.
$ 178,216
6.210%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
$ 178,102
Onslow Bay Financial, LLC
525,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
455,548
Palisades Mortgage Loan Trust
1,600,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
1,517,346
Preston Ridge Partners Mortgage
Trust, LLC
739,441
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
695,272
Residential Accredit Loans, Inc.
Trust
252,429
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 212,629
Residential Funding Mortgage
Security I Trust
59,709
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 46,294
ROC Securities Trust Series
975,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
924,604
Sequoia Mortgage Trust
180,270
3.183%,  9/20/2046, Ser.
2007-1, Class 4A1
b
120,809
Toorak Mortgage Corporation, Ltd.
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
941,984
TRK Trust
829,590
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
692,106
Vericrest Opportunity Loan
Transferee
641,248
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
602,252
Verus Securitization Trust
461,809
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
387,673
Total 33,452,243
Commercial Mortgage-Backed Securities (0.5%)
BANK 2022-BNK39
16,462,639
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
475,497
BANK5 2023-5YR1
1,100,000
6.260%,  3/15/2056, Ser.
2023-5YR1, Class A3
c,e
1,125,520
BBCMS Mortgage Trust
8,132,555
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
351,868
6,992,424
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
571,057
6,875,494
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
649,028
Benchmark Mortgage Trust
1,850,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 1,523,690
Principal
Amount Long-Term Fixed Income (10.4%) Value
Commercial Mortgage-Backed Securities (0.5%)
- continued
BFLD Trust
$ 400,000
6.384%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
$ 352,531
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,k
2,493,059
1,750,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,k
1,651,840
3,100,000
3.530%,  8/25/2032, Ser.
K149, Class A2
k
2,932,612
5,250,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,k
5,037,578
2,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,k
2,705,884
2,900,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
b,k
2,797,971
2,750,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,k
2,661,662
1,625,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
k
1,639,647
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
3,000,000
4.250%,  5/25/2033, Ser.
K155, Class A2 2,991,620
Morgan Stanley Capital I Trust
7,140,622
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
722,319
SCOTT Trust
1,150,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
h
1,163,519
Total 31,846,902
Communications Services (0.4%)
Activision Blizzard, Inc.
449,000 2.500%,  9/15/2050 300,965
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
146,000 10.500%,  2/15/2028
h
79,935
Altice Financing SA
95,000 5.750%,  8/15/2029
h
75,525
Altice France SA/France
110,000 8.125%,  2/1/2027
h
101,827
94,000 5.125%,  7/15/2029
h
70,735
182,000 5.500%,  10/15/2029
h
139,167
AMC Networks, Inc.
70,000 5.000%,  4/1/2024 69,044
230,000 4.250%,  2/15/2029 141,406
American Tower Corporation
130,000 3.375%,  10/15/2026 123,170
525,000 2.900%,  1/15/2030 456,575
136,000 5.650%,  3/15/2033 139,982
AT&T, Inc.
337,000 3.650%,  6/1/2051 255,255
451,000 3.500%,  9/15/2053 327,448
400,000 2.300%,  6/1/2027 366,565
450,000 4.350%,  3/1/2029 440,572
700,000 4.900%,  8/15/2037 669,289

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Communications Services (0.4%) - continued
CCO Holdings, LLC/CCO Holdings
Capital Corporation
$ 220,000 5.500%,  5/1/2026
h
$ 213,950
290,000 5.125%,  5/1/2027
h
274,050
116,000 5.000%,  2/1/2028
h
107,010
18,000 6.375%,  9/1/2029
h
17,190
103,000 4.250%,  2/1/2031
h
84,219
445,000 4.750%,  2/1/2032
h
373,734
155,000 4.250%,  1/15/2034
h
121,229
Cengage Learning, Inc.
127,000 9.500%,  6/15/2024
f,h
122,790
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
250,000 4.500%,  2/1/2024 247,496
495,000 4.200%,  3/15/2028 468,494
650,000 3.500%,  6/1/2041 446,064
Clear Channel Worldwide
Holdings, Inc.
147,000 5.125%,  8/15/2027
h
131,932
Comcast Corporation
247,000 2.887%,  11/1/2051 168,627
375,000 4.250%,  10/15/2030 367,511
485,000 4.400%,  8/15/2035 469,232
490,000 4.750%,  3/1/2044 463,548
Connect Finco SARL/Connect US
Finco, LLC
92,000 6.750%,  10/1/2026
h
86,480
Consolidated Communications,
Inc.
147,000 5.000%,  10/1/2028
h
99,855
Cox Communications, Inc.
475,000 3.350%,  9/15/2026
h
451,830
CSC Holdings, LLC
150,000 5.375%,  2/1/2028
h
122,889
213,000 6.500%,  2/1/2029
h
176,899
296,000 4.125%,  12/1/2030
h
212,584
Deutsche Telekom International
Finance BV
560,000 8.750%,  6/15/2030 684,426
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
215,000 5.875%,  8/15/2027
h
194,725
Discovery Communications, LLC
600,000 4.900%,  3/11/2026 595,447
DISH DBS Corporation
62,000 5.875%,  11/15/2024 55,283
78,000 5.250%,  12/1/2026
h
62,236
62,000 7.375%,  7/1/2028 35,381
108,000 5.750%,  12/1/2028
h
80,595
95,000 5.125%,  6/1/2029 50,587
DISH Network Corporation
98,000 11.750%,  11/15/2027
h
95,060
Frontier Communications
Holdings, LLC
181,000 5.875%,  10/15/2027
h
164,547
72,000 6.750%,  5/1/2029
h
57,060
45,000 8.750%,  5/15/2030
h
44,820
GCI, LLC
170,000 4.750%,  10/15/2028
h
146,664
Gray Escrow II, Inc.
229,000 5.375%,  11/15/2031
h
152,056
Principal
Amount Long-Term Fixed Income (10.4%) Value
Communications Services (0.4%) - continued
Gray Television, Inc.
$ 210,000 4.750%,  10/15/2030
h
$ 139,372
Hughes Satellite Systems
Corporation
120,000 6.625%,  8/1/2026 113,621
Iliad Holding SASU
221,000 6.500%,  10/15/2026
h
210,617
Lamar Media Corporation
132,000 3.750%,  2/15/2028 121,796
97,000 3.625%,  1/15/2031 83,420
LCPR Senior Secured Financing
DAC
135,000 6.750%,  10/15/2027
h
127,508
Level 3 Financing, Inc.
85,000 10.500%,  5/15/2030
h
81,175
238,000 4.625%,  9/15/2027
h
143,098
140,000 4.250%,  7/1/2028
h
78,988
Magallanes, Inc.
394,000 5.141%,  3/15/2052
h
319,232
338,000 4.054%,  3/15/2029
h
314,385
338,000 5.050%,  3/15/2042
h
282,715
Meta Platforms, Inc.
449,000 3.850%,  8/15/2032 420,101
Netflix, Inc.
144,000 5.875%,  2/15/2025 146,880
120,000 4.875%,  4/15/2028 119,400
130,000 5.875%,  11/15/2028 136,611
254,000 5.375%,  11/15/2029
h
258,047
230,000 4.875%,  6/15/2030
h
228,975
News Corporation
171,000 3.875%,  5/15/2029
h
151,976
NTT Finance Corporation
393,000 4.372%,  7/27/2027
h
389,491
Omnicom Group, Inc.
224,000 3.600%,  4/15/2026 217,364
200,000 4.200%,  6/1/2030 192,285
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
76,000 6.250%,  6/15/2025
h
75,619
Playtika Holding Corporation
151,000 4.250%,  3/15/2029
h
125,708
Radiate Holdco, LLC/Radiate
Finance, Inc.
120,000 6.500%,  9/15/2028
h
49,200
Scripps Escrow II, Inc.
68,000 3.875%,  1/15/2029
h
53,357
Sirius XM Radio, Inc.
285,000 5.000%,  8/1/2027
h
266,820
115,000 4.000%,  7/15/2028
h
98,778
Sprint Capital Corporation
172,000 6.875%,  11/15/2028 184,819
571,000 8.750%,  3/15/2032 695,193
Sprint Corporation
241,000 7.625%,  2/15/2025 249,909
TEGNA, Inc.
254,000 4.625%,  3/15/2028 221,615
Telecom Italia Capital SA
54,000 6.000%,  9/30/2034 46,305
Telecom Italia SPA
75,000 5.303%,  5/30/2024
h
73,500
Telesat Canada/Telesat, LLC
85,000 4.875%,  6/1/2027
h
44,033

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Communications Services (0.4%) - continued
$ 45,000 6.500%,  10/15/2027
h
$ 13,950
T-Mobile USA, Inc.
561,000 3.600%,  11/15/2060 399,863
280,000 3.500%,  4/15/2031 251,767
315,000 4.375%,  4/15/2040 282,309
United States Cellular Corporation
150,000 6.700%,  12/15/2033 130,500
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
230,000 4.750%,  4/15/2028
h
177,774
Univision Communications, Inc.
243,000 6.625%,  6/1/2027
h
230,413
Verizon Communications, Inc.
337,000 3.000%,  11/20/2060 216,093
190,000 2.100%,  3/22/2028 169,256
725,000 2.650%,  11/20/2040 517,653
492,000 3.400%,  3/22/2041 391,166
VTR Finance NV
150,000 6.375%,  7/15/2028
h
60,375
VZ Secured Financing BV
243,000 5.000%,  1/15/2032
h
198,219
Walt Disney Company
451,000 3.600%,  1/13/2051 366,450
WMG Acquisition Corporation
35,000 3.750%,  12/1/2029
h
30,997
48,000 3.875%,  7/15/2030
h
42,145
120,000 3.000%,  2/15/2031
h
100,322
YPSO Finance BIS SA
76,000 10.500%,  5/15/2027
h
58,140
Total 21,503,265
Consumer Cyclical (0.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
250,000 4.375%,  1/15/2028
h
230,788
Adient Global Holdings, Ltd.
95,000 4.875%,  8/15/2026
h
91,556
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
85,000 6.625%,  7/15/2026
h
81,685
105,000 6.000%,  6/1/2029
h
78,378
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
245,000 4.625%,  6/1/2028
h
207,331
Allison Transmission, Inc.
245,000 3.750%,  1/30/2031
h
209,029
Amazon.com, Inc.
286,000 3.875%,  8/22/2037 266,041
American Axle & Manufacturing,
Inc.
360,000 6.500%,  4/1/2027
f
331,200
Arko Corporation
109,000 5.125%,  11/15/2029
h
90,218
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
h
113,400
60,000 4.625%,  4/1/2030
h
49,402
Boyd Gaming Corporation
155,000 4.750%,  6/15/2031
h
140,771
Boyne USA, Inc.
120,000 4.750%,  5/15/2029
h
107,133
Principal
Amount Long-Term Fixed Income (10.4%) Value
Consumer Cyclical (0.3%) - continued
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
$ 160,000 6.250%,  9/15/2027
h
$ 140,636
Caesars Entertainment, Inc.
288,000 6.250%,  7/1/2025
h
288,013
50,000 8.125%,  7/1/2027
h
51,000
175,000 4.625%,  10/15/2029
f,h
153,037
Carnival Corporation
169,000 10.500%,  2/1/2026
h
176,084
80,000 7.625%,  3/1/2026
h
73,000
268,000 5.750%,  3/1/2027
h
219,848
70,000 4.000%,  8/1/2028
h
60,258
Cedar Fair, LP
169,000 5.250%,  7/15/2029
f
157,559
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
h
131,100
Cinemark USA, Inc.
238,000 5.875%,  3/15/2026
f,h
224,491
Clarios Global, LP/Clarios US
Finance Company
110,000 8.500%,  5/15/2027
f,h
110,413
D.R. Horton, Inc.
72,000 2.600%,  10/15/2025 67,346
Daimler Trucks Finance North
America, LLC
390,000 2.000%,  12/14/2026
h
351,197
Dana, Inc.
190,000 5.625%,  6/15/2028 178,432
Expedia Group, Inc.
690,000 3.250%,  2/15/2030 597,953
Ford Motor Company
312,000 3.250%,  2/12/2032 245,218
156,000 6.100%,  8/19/2032 151,173
Ford Motor Credit Company, LLC
425,000 2.300%,  2/10/2025 393,879
420,000 4.134%,  8/4/2025 399,532
275,000 2.700%,  8/10/2026 244,747
200,000 7.350%,  3/6/2030 205,500
Forestar Group, Inc.
145,000 3.850%,  5/15/2026
h
130,450
General Motors Company
325,000 6.125%,  10/1/2025 331,136
450,000 6.800%,  10/1/2027 475,897
General Motors Financial
Company, Inc.
230,000 1.500%,  6/10/2026 204,716
GLP Capital, LP
467,000 5.750%,  6/1/2028 455,514
Goodyear Tire & Rubber Company
110,000 5.000%,  7/15/2029 98,274
85,000 5.250%,  7/15/2031 73,417
Guitar Center Escrow Issuer II, Inc.
67,000 8.500%,  1/15/2026
h
58,793
Hanesbrands, Inc.
144,000 4.875%,  5/15/2026
f,h
136,440
Hilton Domestic Operating
Company, Inc.
300,000 4.875%,  1/15/2030 287,358
71,000 3.625%,  2/15/2032
h
59,906
Hilton Grand Vacations Borrower
Escrow, LLC
115,000 5.000%,  6/1/2029
h
102,141

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Consumer Cyclical (0.3%) - continued
Home Depot, Inc.
$ 275,000 5.400%,  9/15/2040 $ 288,725
336,000 4.250%,  4/1/2046 306,146
315,000 3.900%,  6/15/2047 270,578
Hyundai Capital America
475,000 1.800%,  1/10/2028
h
402,844
Hyundai Capital Services, Inc.
225,000 2.125%,  4/24/2025
h
211,000
International Game Technology plc
200,000 5.250%,  1/15/2029
h
191,500
Jacobs Entertainment, Inc.
97,000 6.750%,  2/15/2029
h
84,747
KB Home
195,000 4.800%,  11/15/2029 178,425
Kia Corporation
200,000 2.375%,  2/14/2025
h
189,902
Kohl's Corporation
215,000 3.375%,  5/1/2031 145,116
360,000 5.550%,  7/17/2045 209,848
L Brands, Inc.
260,000 6.625%,  10/1/2030
h
253,469
80,000 6.875%,  11/1/2035 72,119
Lennar Corporation
525,000 4.750%,  5/30/2025 517,030
Lowe's Companies, Inc.
224,000 5.625%,  4/15/2053 224,731
548,000 2.625%,  4/1/2031 468,376
Macy's Retail Holdings, LLC
155,000 5.875%,  4/1/2029
h
143,373
Marriott International, Inc./MD
421,000 4.625%,  6/15/2030 408,733
Mattamy Group Corporation
133,000 5.250%,  12/15/2027
h
125,186
McDonald's Corporation
325,000 4.450%,  3/1/2047 297,603
MGM Resorts International
20,000 5.750%,  6/15/2025 19,952
Michaels Companies, Inc.
115,000 5.250%,  5/1/2028
h
95,846
NCL Corporation, Ltd.
66,000 3.625%,  12/15/2024
h
61,380
48,000 5.875%,  3/15/2026
h
40,852
186,000 5.875%,  2/15/2027
h
173,445
Nissan Motor Acceptance
Company, LLC
480,000 1.125%,  9/16/2024
h
448,681
Nissan Motor Company, Ltd.
62,000 3.522%,  9/17/2025
h
58,739
65,000 4.345%,  9/17/2027
h
61,325
80,000 4.810%,  9/17/2030
h
72,441
Nordstrom, Inc.
57,000 4.375%,  4/1/2030 44,147
81,000 4.250%,  8/1/2031 57,915
PENN Entertainment, Inc.
160,000 4.125%,  7/1/2029
f,h
133,419
PetSmart, Inc./PetSmart Finance
Corporation
210,000 4.750%,  2/15/2028
h
197,138
130,000 7.750%,  2/15/2029
h
127,609
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
299,000 5.750%,  4/15/2026
h
296,758
132,000 6.250%,  1/15/2028
h
123,420
Principal
Amount Long-Term Fixed Income (10.4%) Value
Consumer Cyclical (0.3%) - continued
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
$ 210,000 5.750%,  1/15/2029
h
$ 157,177
Royal Caribbean Cruises, Ltd.
73,000 11.500%,  6/1/2025
h
77,838
262,000 4.250%,  7/1/2026
h
235,145
172,000 9.250%,  1/15/2029
h
182,750
57,000 7.250%,  1/15/2030
h
57,356
Scientific Games International, Inc.
200,000 7.250%,  11/15/2029
h
200,386
40,000 6.625%,  3/1/2030
h
35,347
SeaWorld Parks and
Entertainment, Inc.
70,000 5.250%,  8/15/2029
h
63,183
Six Flags Theme Parks, Inc.
55,000 7.000%,  7/1/2025
h
55,568
Staples, Inc.
137,000 7.500%,  4/15/2026
h
120,030
123,000 10.750%,  4/15/2027
f,h
89,175
Starbucks Corporation
281,000 4.750%,  2/15/2026 282,600
Station Casinos, LLC
122,000 4.625%,  12/1/2031
h
103,029
Target Corporation
337,000 2.950%,  1/15/2052 243,616
Toll Brothers Finance Corporation
235,000 3.800%,  11/1/2029 211,116
Toyota Motor Credit Corporation
249,000 4.700%,  1/12/2033 253,392
Travel + Leisure Company
74,000 6.625%,  7/31/2026
h
74,287
Tripadvisor, Inc.
37,000 7.000%,  7/15/2025
h
37,081
Uber Technologies, Inc.
120,000 6.250%,  1/15/2028
f,h
119,700
VICI Properties, LP/VICI Note
Company, Inc.
583,000 4.625%,  6/15/2025
h
563,653
267,000 5.750%,  2/1/2027
h
262,096
182,000 3.750%,  2/15/2027
h
168,016
Viking Cruises, Ltd.
232,000 5.875%,  9/15/2027
h
199,771
Volkswagen Group of America
Finance, LLC
338,000 4.350%,  6/8/2027
h
329,505
Wabash National Corporation
175,000 4.500%,  10/15/2028
h
151,719
Walmart, Inc.
336,000 4.500%,  9/9/2052 335,493
Wyndham Hotels & Resorts, Inc.
90,000 4.375%,  8/15/2028
h
82,911
Yum! Brands, Inc.
210,000 4.750%,  1/15/2030
h
200,632
Total 20,926,480
Consumer Non-Cyclical (0.4%)
1375209 B.C., Ltd.
120,000 9.000%,  1/30/2028
h
118,980
Abbott Laboratories
591,000 4.750%,  11/30/2036 613,911
AbbVie, Inc.
150,000 2.950%,  11/21/2026 142,723
650,000 4.300%,  5/14/2036 610,977

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Consumer Non-Cyclical (0.4%) - continued
$ 225,000 4.850%,  6/15/2044 $ 215,458
400,000 4.875%,  11/14/2048 385,099
Albertsons Companies, Inc./
Safeway, Inc.
226,000 4.625%,  1/15/2027
h
218,561
229,000 3.500%,  3/15/2029
h
199,252
Amgen, Inc.
375,000 4.200%,  2/22/2052 318,164
335,000 5.250%,  3/2/2030 342,632
335,000 5.600%,  3/2/2043 345,150
Anheuser-Busch InBev Worldwide,
Inc.
360,000 4.700%,  2/1/2036 358,497
575,000 4.375%,  4/15/2038 546,014
Aramark Services, Inc.
227,000 5.000%,  2/1/2028
h
214,848
Archer-Daniels-Midland Company
415,000 2.700%,  9/15/2051 287,215
AstraZeneca plc
580,000 3.000%,  5/28/2051
f
440,946
Avantor Funding, Inc.
148,000 4.625%,  7/15/2028
h
140,230
B&G Foods, Inc.
75,000 5.250%,  4/1/2025 69,844
73,000 5.250%,  9/15/2027 62,597
BAT Capital Corporation
112,000 7.750%,  10/19/2032 124,059
Bausch Health Companies, Inc.
66,000 5.500%,  11/1/2025
f,h
54,259
145,000 4.875%,  6/1/2028
h
85,550
165,000 11.000%,  9/30/2028
h
121,414
Becton, Dickinson and Company
157,000 3.794%,  5/20/2050 127,217
375,000 3.700%,  6/6/2027 362,309
BellRing Brands, Inc.
101,000 7.000%,  3/15/2030
h
102,310
Bristol-Myers Squibb Company
556,000 3.550%,  3/15/2042 472,879
Bunge, Ltd. Finance Corporation
500,000 2.750%,  5/14/2031 425,236
Cargill, Inc.
329,000 3.125%,  5/25/2051
h
241,956
Central Garden & Pet Company
220,000 4.125%,  10/15/2030 194,392
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
h
17,805
Chobani, LLC/Chobani Finance
Corporation, Inc.
174,000 4.625%,  11/15/2028
h
158,558
CHS/Community Health Systems,
Inc.
42,000 8.000%,  12/15/2027
h
40,692
150,000 6.000%,  1/15/2029
h
126,882
Colgate-Palmolive Company
280,000 4.600%,  3/1/2033 290,675
Constellation Brands, Inc.
470,000 3.600%,  2/15/2028 447,135
250,000 2.875%,  5/1/2030 219,277
Coty, Inc.
125,000 5.000%,  4/15/2026
h
120,605
Principal
Amount Long-Term Fixed Income (10.4%) Value
Consumer Non-Cyclical (0.4%) - continued
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
$ 214,000 4.750%,  1/15/2029
h
$ 199,820
CVS Health Corporation
505,000 5.625%,  2/21/2053 511,581
362,000 5.125%,  2/21/2030 366,959
465,000 4.875%,  7/20/2035 453,745
Edgewell Personal Care Company
120,000 5.500%,  6/1/2028
h
114,961
Eli Lilly & Company
168,000 4.950%,  2/27/2063 172,854
Embecta Corporation
56,000 6.750%,  2/15/2030
h
50,960
Encompass Health Corporation
240,000 4.500%,  2/1/2028
f
223,702
Energizer Holdings, Inc.
190,000 4.750%,  6/15/2028
h
170,992
General Mills, Inc.
90,000 4.950%,  3/29/2033 91,399
HCA, Inc.
183,000 5.375%,  2/1/2025 183,077
401,000 3.500%,  9/1/2030 357,167
HLF Financing SARL, LLC/
Herbalife International, Inc.
293,000 4.875%,  6/1/2029
h
222,680
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
h
494,207
Jazz Securities DAC
97,000 4.375%,  1/15/2029
h
89,240
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
338,000 4.375%,  2/2/2052
h
244,265
227,000 5.500%,  1/15/2030
h
216,703
373,000 3.000%,  5/15/2032
h
292,137
Kenvue, Inc.
449,000 5.350%,  3/22/2026
h
460,717
Kimberly-Clark Corporation
300,000 3.900%,  5/4/2047 261,429
Kraft Heinz Foods Company
300,000 3.875%,  5/15/2027 292,904
80,000 5.200%,  7/15/2045 77,533
360,000 4.375%,  6/1/2046 313,631
Lamb Weston Holdings, Inc.
102,000 4.125%,  1/31/2030
h
93,330
Mattel, Inc.
195,000 3.375%,  4/1/2026
h
183,560
282,000 5.450%,  11/1/2041 237,445
Medtronic, Inc.
338,000 4.375%,  3/15/2035 333,253
Mozart Debt Merger Sub, Inc.
151,000 3.875%,  4/1/2029
h
130,993
119,000 5.250%,  10/1/2029
h
103,246
Nestle Holdings, Inc.
505,000 5.250%,  3/13/2026
h
518,188
Newell Brands, Inc.
360,000 4.450%,  4/1/2026 346,500
Organon & Company/Organon
Foreign Debt Co-Issuer BV
167,000 4.125%,  4/30/2028
h
152,656
Owens & Minor, Inc.
120,000 6.625%,  4/1/2030
h
103,050

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Consumer Non-Cyclical (0.4%) - continued
PepsiCo, Inc.
$ 215,000 4.200%,  7/18/2052 $ 205,180
Performance Food Group, Inc.
105,000 4.250%,  8/1/2029
h
94,287
Perrigo Finance Unlimited
Company
270,000 4.375%,  3/15/2026 258,452
Pfizer, Inc.
432,000 2.700%,  5/28/2050 308,705
Philip Morris International, Inc.
337,000 4.875%,  2/13/2026 339,468
211,000 5.125%,  11/17/2027 215,918
211,000 5.625%,  11/17/2029 220,467
Post Holdings, Inc.
68,000 5.625%,  1/15/2028
h
66,640
65,000 5.500%,  12/15/2029
h
61,252
140,000 4.500%,  9/15/2031
h
123,214
Primo Water Holdings, Inc.
144,000 4.375%,  4/30/2029
h
125,653
Reynolds American, Inc.
512,000 5.700%,  8/15/2035 484,054
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
h
297,722
Scotts Miracle-Gro Company
108,000 4.500%,  10/15/2029
f
92,860
SEG Holding, LLC
250,000 5.625%,  10/15/2028
h
236,853
Simmons Foods, Inc.
227,000 4.625%,  3/1/2029
h
184,467
Spectrum Brands, Inc.
100,000 5.000%,  10/1/2029
h
86,787
120,000 5.500%,  7/15/2030
h
105,588
Syneos Health, Inc.
180,000 3.625%,  1/15/2029
h
147,941
Sysco Corporation
375,000 6.600%,  4/1/2040 413,559
Takeda Pharmaceutical Company,
Ltd.
335,000 3.175%,  7/9/2050 239,282
Teleflex, Inc.
155,000 4.250%,  6/1/2028
h
147,392
Tenet Healthcare Corporation
86,000 4.625%,  7/15/2024 84,832
440,000 5.125%,  11/1/2027 422,422
110,000 6.125%,  10/1/2028 105,426
Teva Pharmaceutical Finance
Netherlands III BV
352,000 3.150%,  10/1/2026 318,560
Thermo Fisher Scientific, Inc.
285,000 2.000%,  10/15/2031 237,551
TreeHouse Foods, Inc.
190,000 4.000%,  9/1/2028
f
167,941
United Natural Foods, Inc.
119,000 6.750%,  10/15/2028
h
110,600
Zoetis, Inc.
468,000 4.700%,  2/1/2043 437,125
Total 23,769,390
Energy (0.3%)
Antero Resources Corporation
129,000 5.375%,  3/1/2030
h
120,002
Principal
Amount Long-Term Fixed Income (10.4%) Value
Energy (0.3%) - continued
Archrock Partners, LP/Archrock
Partners Finance Corporation
$ 190,000 6.250%,  4/1/2028
h
$ 182,400
BP Capital Markets America, Inc.
627,000 2.939%,  6/4/2051 434,756
152,000 3.543%,  4/6/2027 147,398
Buckeye Partners, LP
155,000 3.950%,  12/1/2026 140,246
Callon Petroleum Company
138,000 8.250%,  7/15/2025 137,034
111,000 7.500%,  6/15/2030
h
104,340
Canadian Natural Resources, Ltd.
195,000 2.050%,  7/15/2025 182,176
265,000 2.950%,  7/15/2030 230,129
Cheniere Energy Partners, LP
897,000 4.500%,  10/1/2029 833,323
84,000 3.250%,  1/31/2032 69,394
Cheniere Energy, Inc.
169,000 4.625%,  10/15/2028 160,641
Chesapeake Energy Corporation
248,000 6.750%,  4/15/2029
h
246,204
Chord Energy Corporation
135,000 6.375%,  6/1/2026
h
133,713
CNX Resources Corporation
140,000 6.000%,  1/15/2029
h
130,900
Comstock Resources, Inc.
135,000 5.875%,  1/15/2030
h
115,985
Continental Resources, Inc.
394,000 2.268%,  11/15/2026
h
349,904
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
133,000 5.500%,  6/15/2031
h
119,547
CrownRock, LP/CrownRock
Finance, Inc.
167,000 5.625%,  10/15/2025
h
163,670
Devon Energy Corporation
634,000 4.500%,  1/15/2030 605,505
DT Midstream, Inc.
160,000 4.125%,  6/15/2029
h
140,272
70,000 4.375%,  6/15/2031
h
60,983
Enbridge, Inc.
317,000 2.500%,  2/14/2025 303,603
Endeavor Energy Resources, LP/
EER Finance, Inc.
162,000 5.750%,  1/30/2028
h
160,785
Enerflex, Ltd.
97,000 9.000%,  10/15/2027
h
94,332
Energy Transfer, LP
475,000 4.000%,  10/1/2027 452,677
265,000 4.900%,  3/15/2035 247,582
250,000 5.150%,  2/1/2043 218,004
400,000 6.000%,  6/15/2048 382,223
EnLink Midstream Partners, LP
190,000 4.850%,  7/15/2026 182,875
EnLink Midstream, LLC
71,000 6.500%,  9/1/2030
h
71,796
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 217,024
EQM Midstream Partners, LP
122,000 4.750%,  1/15/2031
h
101,260
EQT Corporation
337,000 6.125%,  2/1/2025 339,004

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Energy (0.3%) - continued
$ 337,000 3.900%,  10/1/2027 $ 316,753
Exxon Mobil Corporation
525,000 3.452%,  4/15/2051 418,014
Ferrellgas, LP/Ferrellgas Finance
Corporation
120,000 5.375%,  4/1/2026
h
112,350
Genesis Energy LP/Genesis
Energy Finance Corporation
96,000 8.875%,  4/15/2030 97,200
Halliburton Company
300,000 4.850%,  11/15/2035 288,361
225,000 5.000%,  11/15/2045 204,819
Harvest Midstream, LP
277,000 7.500%,  9/1/2028
h
276,258
Hess Midstream Operations, LP
190,000 5.625%,  2/15/2026
h
188,081
83,000 5.500%,  10/15/2030
h
77,179
Hilcorp Energy I, LP/Hilcorp
Finance Company
230,000 5.750%,  2/1/2029
h
211,725
112,000 6.250%,  4/15/2032
h
103,600
Holly Energy Partners, LP/Holly
Energy Finance Corporation
102,000 6.375%,  4/15/2027
h
100,865
Howard Midstream Energy
Partners, LLC
178,000 6.750%,  1/15/2027
h
167,847
ITT Holdings, LLC
150,000 6.500%,  8/1/2029
h
126,648
Laredo Petroleum, Inc.
265,000 7.750%,  7/31/2029
h
221,052
Magellan Midstream Partners, LP
315,000 5.000%,  3/1/2026 317,653
MEG Energy Corporation
154,000 7.125%,  2/1/2027
h
157,094
MPLX, LP
287,000 4.875%,  6/1/2025 284,898
449,000 4.950%,  9/1/2032 439,106
82,000 5.000%,  3/1/2033 80,243
Murphy Oil Corporation
110,000 5.875%,  12/1/2027 107,133
Nabors Industries, Ltd.
205,000 7.250%,  1/15/2026
h
195,519
National Fuel Gas Company
525,000 5.500%,  1/15/2026 524,885
New Fortress Energy, Inc.
80,000 6.750%,  9/15/2025
h
77,000
NuStar Logistics, LP
180,000 5.750%,  10/1/2025 175,056
Occidental Petroleum Corporation
75,000 8.500%,  7/15/2027 82,500
160,000 6.450%,  9/15/2036 168,229
Ovintiv Exploration, Inc.
390,000 5.375%,  1/1/2026 390,669
Phillips 66
251,000 4.950%,  12/1/2027 252,116
Precision Drilling Corporation
135,000 6.875%,  1/15/2029
h
122,513
Range Resources Corporation
144,000 4.750%,  2/15/2030
f,h
131,260
SM Energy Company
119,000 6.625%,  1/15/2027 114,318
105,000 6.500%,  7/15/2028 100,197
Principal
Amount Long-Term Fixed Income (10.4%) Value
Energy (0.3%) - continued
Southwestern Energy Company
$ 95,000 5.375%,  2/1/2029 $ 89,538
100,000 5.375%,  3/15/2030 94,014
83,000 4.750%,  2/1/2032 73,288
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
152,000 5.875%,  3/1/2027 147,455
Suncor Energy, Inc.
403,000 7.150%,  2/1/2032 445,964
Sunoco, LP/Sunoco Finance
Corporation
285,000 5.875%,  3/15/2028 273,600
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
198,000 5.500%,  1/15/2028
h
181,044
Targa Resources Corporation
394,000 4.200%,  2/1/2033 354,479
Teine Energy, Ltd.
150,000 6.875%,  4/15/2029
f,h
137,250
Transocean, Inc.
140,000 11.500%,  1/30/2027
h
144,592
30,000 8.750%,  2/15/2030
h
30,600
USA Compression Partners, LP/
USA Compression Finance
Corporation
161,000 6.875%,  4/1/2026 156,483
Venture Global Calcasieu Pass,
LLC
155,000 3.875%,  8/15/2029
h
139,810
139,000 6.250%,  1/15/2030
h
140,043
95,000 4.125%,  8/15/2031
h
83,465
Weatherford International, Ltd.
172,000 8.625%,  4/30/2030
h
175,966
Western Midstream Operating, LP
240,000 3.950%,  6/1/2025 229,697
112,000 6.150%,  4/1/2033 113,519
Williams Companies, Inc.
225,000 5.300%,  8/15/2052 212,418
500,000 7.500%,  1/15/2031 556,796
Total 17,990,849
Financials (0.9%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
540,000 3.500%,  1/15/2025 515,473
575,000 3.875%,  1/23/2028 530,377
250,000 3.400%,  10/29/2033 202,932
Air Lease Corporation
690,000 3.000%,  2/1/2030 590,235
170,000 2.875%,  1/15/2032 140,423
Aircastle, Ltd.
300,000 5.250%,  8/11/2025
h
293,209
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
81,000 6.750%,  10/15/2027
h
75,127
Ally Financial, Inc.
455,000 5.750%,  11/20/2025
f
427,830
460,000 8.000%,  11/1/2031 482,807
31,000 6.700%,  2/14/2033 27,540
American Express Company
400,000 2.250%,  3/4/2025 380,990

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Financials (0.9%) - continued
American Homes 4 Rent, LP
$ 480,000 2.375%,  7/15/2031 $ 382,522
American International Group, Inc.
251,000 3.900%,  4/1/2026 244,158
224,000 5.125%,  3/27/2033 222,657
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
h
123,900
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
b,h
221,742
Aon Corporation/Aon Global
Holdings plc
109,000 5.350%,  2/28/2033 112,903
Ares Capital Corporation
173,000 3.250%,  7/15/2025 158,031
425,000 3.875%,  1/15/2026 391,776
250,000 2.150%,  7/15/2026 214,354
Associated Banc-Corp
275,000 4.250%,  1/15/2025 263,093
Australia & New Zealand Banking
Group, Ltd.
450,000 2.950%,  7/22/2030
b,h
415,825
Avolon Holdings Funding, Ltd.
197,000 5.250%,  5/15/2024
h
195,022
125,000 4.250%,  4/15/2026
h
117,534
Banco Santander Mexico SA
250,000 5.375%,  4/17/2025
h
248,625
Banco Santander SA
400,000 4.175%,  3/24/2028
b
375,312
Bank of America Corporation
403,000 5.080%,  1/20/2027
b
401,750
275,000 1.734%,  7/22/2027
b
246,595
350,000 3.824%,  1/20/2028
b
334,391
230,000 2.087%,  6/14/2029
b
198,079
500,000 2.496%,  2/13/2031
b
423,465
650,000 1.922%,  10/24/2031
b
518,430
338,000 2.972%,  2/4/2033
b
284,610
676,000 4.571%,  4/27/2033
b
643,484
450,000 3.846%,  3/8/2037
b
383,620
Bank of Nova Scotia
105,000 4.850%,  2/1/2030 103,707
Barclays plc
475,000 4.972%,  5/16/2029
b
458,156
335,000 5.746%,  8/9/2033
b
328,180
Berkshire Hathaway Finance
Corporation
449,000 2.850%,  10/15/2050 316,694
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 313,980
BNP Paribas SA
564,000 3.132%,  1/20/2033
b,h
470,927
BPCE SA
440,000 3.500%,  10/23/2027
h
401,903
Camden Property Trust
450,000 3.150%,  7/1/2029 399,914
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 466,108
300,000 2.636%,  3/3/2026
b
277,933
Centene Corporation
61,000 4.625%,  12/15/2029 57,355
286,000 3.000%,  10/15/2030 240,835
543,000 2.625%,  8/1/2031 439,998
Charles Schwab Corporation
525,000 2.450%,  3/3/2027 470,246
Principal
Amount Long-Term Fixed Income (10.4%) Value
Financials (0.9%) - continued
Chubb INA Holdings, Inc.
$ 260,000 4.350%,  11/3/2045 $ 239,343
Citigroup, Inc.
380,000 0.981%,  5/1/2025
b
361,004
535,000 4.400%,  6/10/2025 521,481
279,000 1.281%,  11/3/2025
b
260,608
348,000 3.200%,  10/21/2026 328,305
520,000 3.668%,  7/24/2028
b
492,648
236,000 4.125%,  7/25/2028 222,802
175,000 3.520%,  10/27/2028
b
163,584
478,000 4.910%,  5/24/2033
b
469,173
Coinbase Global, Inc.
49,000 3.625%,  10/1/2031
h
27,440
Commerzbank AG
400,000 8.125%,  9/19/2023
h
394,237
Cooperatieve Rabobank UA
447,000 5.564%,  2/28/2029
b,h
449,998
Corebridge Financial, Inc.
225,000 4.400%,  4/5/2052
h
176,003
169,000 4.350%,  4/5/2042
h
138,962
Credit Acceptance Corporation
250,000 5.125%,  12/31/2024
h
237,617
Credit Agricole SA
300,000 6.875%,  9/23/2024
b,h,l
279,100
Credit Suisse Group AG
250,000 2.593%,  9/11/2025
b,h
231,550
350,000 7.250%,  9/12/2025
b,h,l,m
14,000
550,000 2.193%,  6/5/2026
b,h
489,612
278,000 3.091%,  5/14/2032
b,h
223,504
Danske Bank AS
200,000 0.976%,  9/10/2025
b,h
185,750
Deutsche Bank AG
500,000 3.729%,  1/14/2032
b
372,895
Discover Bank
475,000 4.682%,  8/9/2028
b
434,753
Discover Financial Services
106,000 6.700%,  11/29/2032 109,280
Drawbridge Special Opportunities
Fund, LP
250,000 3.875%,  2/15/2026
h
221,267
Elevance Health, Inc.
375,000 3.125%,  5/15/2050 270,270
300,000 4.625%,  5/15/2042 280,044
EPR Properties
190,000 4.950%,  4/15/2028 158,644
285,000 3.600%,  11/15/2031 213,216
ERP Operating, LP
90,000 3.375%,  6/1/2025 86,971
First Horizon Bank
115,000 5.750%,  5/1/2030 108,059
First Horizon National Corporation
460,000 4.000%,  5/26/2025 428,825
First-Citizens Bank & Trust
Company
360,000 6.125%,  3/9/2028 350,584
Five Corners Funding Trust IV
224,000 5.997%,  2/15/2053
h
230,494
Fortress Transportation and
Infrastructure Investors, LLC
112,000 6.500%,  10/1/2025
h
112,074
60,000 9.750%,  8/1/2027
h
63,305
81,000 5.500%,  5/1/2028
h
73,900

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Financials (0.9%) - continued
FS KKR Capital Corporation
$ 299,000 4.250%,  2/14/2025
h
$ 280,728
450,000 3.400%,  1/15/2026 403,818
Genworth Mortgage Holdings, Inc.
91,000 6.500%,  8/15/2025
h
88,725
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
347,000 3.750%,  12/15/2027
h
274,553
goeasy, Ltd.
48,000 5.375%,  12/1/2024
h
45,276
Goldman Sachs Group, Inc.
318,000 1.948%,  10/21/2027
b
284,109
120,000 1.992%,  1/27/2032
b
95,859
1,015,000 3.102%,  2/24/2033
b
871,652
440,000 4.750%,  10/21/2045 406,318
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 84,310
HSBC Holdings plc
475,000 1.162%,  11/22/2024
b
460,935
750,000 3.803%,  3/11/2025
b
733,384
400,000 2.999%,  3/10/2026
b
377,268
425,000 3.900%,  5/25/2026 403,272
300,000 5.402%,  8/11/2033
b
296,522
HUB International, Ltd.
205,000 5.625%,  12/1/2029
h
178,611
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
144,000 4.750%,  9/15/2024 140,459
205,000 6.375%,  12/15/2025 201,350
88,000 5.250%,  5/15/2027 82,571
Intercontinental Exchange, Inc.
200,000 4.950%,  6/15/2052 194,832
Invitation Homes Operating
Partnership, LP
282,000 2.000%,  8/15/2031 216,309
J.P. Morgan Chase & Company
160,000 0.824%,  6/1/2025
b
151,618
340,000 1.561%,  12/10/2025
b
318,848
375,000 1.040%,  2/4/2027
b
334,726
384,000 1.578%,  4/22/2027
b
345,014
450,000 2.947%,  2/24/2028
b
417,051
675,000 4.203%,  7/23/2029
b
652,095
400,000 2.522%,  4/22/2031
b
341,947
400,000 1.953%,  2/4/2032
b
321,800
450,000 4.586%,  4/26/2033
b
435,746
337,000 4.912%,  7/25/2033
b
334,959
495,000 3.882%,  7/24/2038
b
436,011
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
49,000 5.000%,  8/15/2028
h
41,483
KeyBank NA/Cleveland, OH
188,000 5.000%,  1/26/2033 174,660
KeyCorp
162,000 3.878%,  5/23/2025
b
156,154
Kimco Realty Corporation
360,000 3.300%,  2/1/2025 346,112
Lloyds Banking Group plc
335,000 5.871%,  3/6/2029
b
337,759
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
h
162,000
Macquarie Group, Ltd.
332,000 1.201%,  10/14/2025
b,h
309,363
Principal
Amount Long-Term Fixed Income (10.4%) Value
Financials (0.9%) - continued
Marsh & McLennan Companies,
Inc.
$ 83,000 5.450%,  3/15/2053 $ 85,478
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
*
306,340
Mitsubishi UFJ Financial Group,
Inc.
385,000 0.962%,  10/11/2025
b
358,564
335,000 5.422%,  2/22/2029
b
338,144
350,000 2.048%,  7/17/2030 286,052
Molina Healthcare, Inc.
123,000 4.375%,  6/15/2028
h
114,426
Morgan Stanley
300,000 2.630%,  2/18/2026
b
284,712
250,000 2.188%,  4/28/2026
b
234,565
540,000 4.350%,  9/8/2026 525,990
463,000 5.050%,  1/28/2027
b
461,707
720,000 3.591%,  7/22/2028
b
680,089
620,000 3.622%,  4/1/2031
b
566,970
394,000 5.297%,  4/20/2037
b
371,424
360,000 2.802%,  1/25/2052
b
237,304
MPT Operating Partnership, LP/
MPT Finance Corporation
156,000 4.625%,  8/1/2029
f
115,245
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 229,656
Nationstar Mortgage Holdings,
Inc.
121,000 6.000%,  1/15/2027
h
109,807
NatWest Group plc
250,000 4.445%,  5/8/2030
b
234,756
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
211,000 4.500%,  9/30/2028
h
157,780
New York Life Global Funding
331,000 4.550%,  1/28/2033
h
327,510
Office Properties Income Trust
48,000 4.250%,  5/15/2024 44,751
52,000 2.650%,  6/15/2026 35,110
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 348,691
375,000 3.375%,  2/1/2031 296,192
OneMain Finance Corporation
220,000 6.875%,  3/15/2025 213,181
165,000 3.875%,  9/15/2028 130,762
Owl Rock Capital Corporation
115,000 4.250%,  1/15/2026 105,632
Owl Rock Core Income
Corporation
282,000 4.700%,  2/8/2027 254,683
Owl Rock Technology Finance
Corporation
115,000 4.750%,  12/15/2025
h
103,325
Park Intermediate Holdings, LLC
192,000 4.875%,  5/15/2029
h
165,178
Pine Street Trust I
337,000 4.572%,  2/15/2029
h
316,841
PNC Financial Services Group,
Inc.
450,000 4.626%,  6/6/2033
b
414,936
PRA Group, Inc.
89,000 7.375%,  9/1/2025
h
88,533

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Financials (0.9%) - continued
$ 60,000 8.375%,  2/1/2028
h
$ 60,006
Principal Life Global Funding II
375,000 1.250%,  8/16/2026
h
330,547
Prologis, LP
224,000 2.875%,  11/15/2029 199,737
Prudential Financial, Inc.
428,000 5.125%,  3/1/2052
b
377,107
Radian Group, Inc.
145,000 4.875%,  3/15/2027 136,343
Realty Income Corporation
150,000 4.125%,  10/15/2026 145,276
386,000 5.625%,  10/13/2032 400,820
325,000 2.850%,  12/15/2032 268,601
Regency Centers, LP
470,000 4.125%,  3/15/2028 445,676
RLJ Lodging Trust, LP
61,000 3.750%,  7/1/2026
h
55,840
149,000 4.000%,  9/15/2029
h
124,433
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
190,000 3.625%,  3/1/2029
h
163,124
Royal Bank of Canada
160,000 5.000%,  2/1/2033 161,899
Santander Holdings USA, Inc.
111,000 6.499%,  3/9/2029
b
110,898
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
b
400,369
Service Properties Trust
69,000 4.650%,  3/15/2024 67,275
39,000 4.350%,  10/1/2024 37,304
113,000 7.500%,  9/15/2025 111,502
150,000 5.500%,  12/15/2027 134,250
Simon Property Group, LP
400,000 3.800%,  7/15/2050 297,578
SLM Corporation
60,000 4.200%,  10/29/2025 54,000
Societe Generale SA
354,000 4.750%,  11/24/2025
h
331,110
Spirit Realty, LP
400,000 2.100%,  3/15/2028 335,929
Standard Chartered plc
409,000 1.822%,  11/23/2025
b,h
380,513
State Street Corporation
108,000 4.821%,  1/26/2034
b
107,405
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 312,381
329,000 5.710%,  1/13/2030 339,698
275,000 1.710%,  1/12/2031 213,838
Sumitomo Mitsui Trust Bank, Ltd.
480,000 0.800%,  9/16/2024
h
451,449
Synchrony Financial
45,000 4.250%,  8/15/2024 42,534
30,000 7.250%,  2/2/2033 26,466
Synovus Bank
250,000 5.625%,  2/15/2028 224,374
Toronto-Dominion Bank
337,000 5.156%,  1/10/2028 340,548
Truist Financial Corporation
160,000 5.125%,  12/15/2027
b,l
135,600
266,000 5.122%,  1/26/2034
b,f
259,402
U.S. Bancorp
224,000 5.727%,  10/21/2026
b
224,960
Principal
Amount Long-Term Fixed Income (10.4%) Value
Financials (0.9%) - continued
UDR, Inc.
$ 400,000 2.100%,  8/1/2032 $ 308,256
United Wholesale Mortgage, LLC
38,000 5.500%,  11/15/2025
h
35,964
95,000 5.500%,  4/15/2029
h
79,325
UnitedHealth Group, Inc.
224,000 5.875%,  2/15/2053 251,775
337,000 4.750%,  5/15/2052 328,047
112,000 4.950%,  5/15/2062 109,011
460,000 4.625%,  7/15/2035 462,074
USI, Inc./NY
49,000 6.875%,  5/1/2025
h
48,265
Wells Fargo & Company
250,000 3.000%,  4/22/2026 236,146
350,000 3.000%,  10/23/2026 327,419
338,000 3.526%,  3/24/2028
b
318,900
550,000 2.393%,  6/2/2028
b
495,252
310,000 4.900%,  11/17/2045 276,188
Welltower, Inc.
345,000 2.050%,  1/15/2029 287,746
Willis North America, Inc.
450,000 4.650%,  6/15/2027 442,795
XHR, LP
61,000 6.375%,  8/15/2025
h
59,838
66,000 4.875%,  6/1/2029
h
55,974
Total 57,170,367
Foreign Government (<0.1%)
NBN Company, Ltd.
350,000 2.625%,  5/5/2031
h
293,535
Total 293,535
Mortgage-Backed Securities (2.2%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
5,042,338 2.500%,  5/1/2051 4,352,662
1,989,072 3.500%,  5/1/2052 1,849,662
3,312,616 4.000%,  5/1/2052 3,193,810
4,951,722 3.500%,  6/1/2052 4,603,974
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,948,551 2.500%,  7/1/2030 1,842,433
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,163,038 3.000%,  12/1/2036 2,027,361
2,174,301 3.000%,  8/1/2038 2,028,707
3,199,007 3.500%,  5/1/2040 3,052,081
2,990,909 2.500%,  4/1/2042 2,649,771
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
8,456,975 3.000%,  1/1/2052 7,599,026
638,332 2.000%,  2/1/2051 529,575
1,002,316 2.000%,  2/1/2051 832,628
3,236,245 2.500%,  2/1/2051 2,810,810
3,650,830 2.500%,  2/1/2051 3,152,863
11,042,602 2.000%,  3/1/2051 9,156,085
8,598,061 3.000%,  3/1/2052 7,738,631
7,044,368 2.000%,  4/1/2051 5,839,807
6,178,589 2.500%,  4/1/2051 5,336,416
4,973,897 3.000%,  4/1/2051 4,477,868

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Mortgage-Backed Securities (2.2%) - continued
$ 5,220,139 3.000%,  5/1/2050 $ 4,733,886
1,201,618 2.000%,  5/1/2051 996,034
4,188,380 3.000%,  5/1/2051 3,815,728
3,370,243 3.000%,  6/1/2050 3,076,244
5,705,421 2.500%,  7/1/2051 4,925,767
1,383,307 3.500%,  7/1/2051 1,298,463
1,231,585 2.500%,  8/1/2050 1,078,569
2,184,397 3.500%,  8/1/2050 2,050,677
1,963,929 3.500%,  9/1/2052 1,833,942
5,596,617 4.000%,  10/1/2052 5,373,374
1,236,019 2.000%,  11/1/2051 1,023,622
4,883,571 2.000%,  12/1/2050 4,051,565
10,885,547 2.500%,  12/1/2051 9,426,428
6,793,780 4.500%,  12/1/2052 6,714,822
1,000,000 5.500%,  4/1/2042
e
1,010,098
6,600,000 4.500%,  4/1/2049
e,n
6,466,652
7,700,000 5.000%,  4/1/2049
e
7,679,547
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,443,636 3.500%,  7/1/2061 1,350,381
2,949,470 4.000%,  12/1/2061 2,818,990
Total 142,798,959
Technology (0.2%)
Advanced Micro Devices, Inc.
225,000 4.393%,  6/1/2052 209,601
Analog Devices, Inc.
525,000 2.950%,  10/1/2051 384,666
Apple, Inc.
395,000 2.650%,  2/8/2051 276,798
735,000 3.750%,  9/12/2047 642,619
AthenaHealth Group, Inc.
169,000 6.500%,  2/15/2030
h
137,035
Black Knight InfoServ, LLC
192,000 3.625%,  9/1/2028
h
173,939
Broadcom, Inc.
206,000 3.469%,  4/15/2034
h
169,184
452,000 3.137%,  11/15/2035
h
347,615
500,000 3.187%,  11/15/2036
h
378,909
250,000 4.926%,  5/15/2037
h
227,346
Cloud Software Group, Inc.
135,000 6.500%,  3/31/2029
h
119,421
CommScope Technologies
Finance, LLC
284,000 6.000%,  6/15/2025
h
267,459
CommScope, Inc.
120,000 7.125%,  7/1/2028
f,h
88,505
Dell International, LLC/EMC
Corporation
894,000 6.020%,  6/15/2026 917,526
Fiserv, Inc.
475,000 2.250%,  6/1/2027 429,895
480,000 2.650%,  6/1/2030 414,371
195,000 5.600%,  3/2/2033 202,240
Gartner, Inc.
140,000 3.625%,  6/15/2029
h
124,923
235,000 3.750%,  10/1/2030
h
210,941
Global Payments, Inc.
337,000 5.300%,  8/15/2029 332,790
Intel Corporation
225,000 4.875%,  2/10/2026 227,859
225,000 4.875%,  2/10/2028 228,618
Principal
Amount Long-Term Fixed Income (10.4%) Value
Technology (0.2%) - continued
Iron Mountain, Inc.
$ 296,000 4.875%,  9/15/2029
h
$ 266,020
190,000 5.250%,  7/15/2030
h
171,319
182,000 4.500%,  2/15/2031
h
156,398
KLA Corporation
338,000 3.300%,  3/1/2050 258,365
Mastercard, Inc.
265,000 3.950%,  2/26/2048 238,057
Microchip Technology, Inc.
230,000 0.983%,  9/1/2024 217,109
Microsoft Corporation
145,000 3.041%,  3/17/2062 108,667
335,000 3.700%,  8/8/2046 304,115
MSCI, Inc.
200,000 4.000%,  11/15/2029
h
182,481
NCR Corporation
182,000 5.125%,  4/15/2029
h
157,476
181,000 6.125%,  9/1/2029
f,h
178,526
NXP BV/NXP Funding, LLC
150,000 5.550%,  12/1/2028 152,991
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
106,000 4.300%,  6/18/2029 101,800
250,000 3.250%,  5/11/2041 182,139
Open Text Corporation
102,000 3.875%,  12/1/2029
h
85,861
220,000 4.125%,  2/15/2030
h
188,729
Oracle Corporation
224,000 6.900%,  11/9/2052 251,074
561,000 6.150%,  11/9/2029 597,537
450,000 3.850%,  7/15/2036 384,591
624,000 4.000%,  7/15/2046 476,083
PTC, Inc.
130,000 3.625%,  2/15/2025
h
125,375
80,000 4.000%,  2/15/2028
h
74,757
Rackspace Technology Global,
Inc.
180,000 5.375%,  12/1/2028
h
68,816
Roper Technologies, Inc.
400,000 1.750%,  2/15/2031 319,732
Seagate HDD Cayman
300,560 9.625%,  12/1/2032
h
336,828
Sensata Technologies, Inc.
139,000 3.750%,  2/15/2031
h
121,625
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
60,000 4.625%,  11/1/2026
h
56,400
SS&C Technologies, Inc.
380,000 5.500%,  9/30/2027
h
368,713
Texas Instruments, Inc.
355,000 4.150%,  5/15/2048 330,132
Viavi Solutions, Inc.
128,000 3.750%,  10/1/2029
h
109,461
Visa, Inc.
451,000 2.000%,  8/15/2050 283,850
466,000 2.700%,  4/15/2040 370,078
VMware, Inc.
325,000 4.650%,  5/15/2027 319,979
300,000 2.200%,  8/15/2031 237,513
Total 14,294,857

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Transportation (0.1%)
Allegiant Travel Company
$ 109,000 7.250%,  8/15/2027
h
$ 108,509
American Airlines Group, Inc.
42,000 3.750%,  3/1/2025
f,h
38,537
American Airlines, Inc.
260,000 11.750%,  7/15/2025
h
284,450
87,000 7.250%,  2/15/2028
h
84,608
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
397,000 5.500%,  4/20/2026
h
390,692
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
150,000 5.375%,  3/1/2029
f,h
139,264
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 216,085
355,000 5.750%,  5/1/2040 381,504
285,000 4.450%,  3/15/2043 264,021
CSX Corporation
360,000 3.800%,  4/15/2050 291,605
Delta Air Lines, Inc.
72,000 7.000%,  5/1/2025
h
73,809
30,000 7.375%,  1/15/2026 31,216
456,000 4.750%,  10/20/2028
h
439,817
Hawaiian Brand Intellectual
Property, Ltd.
116,000 5.750%,  1/20/2026
h
110,125
Hertz Corporation
137,000 4.625%,  12/1/2026
h
124,054
165,000 5.000%,  12/1/2029
h
136,656
Kansas City Southern
225,000 4.700%,  5/1/2048 206,038
Mileage Plus Holdings, LLC
479,400 6.500%,  6/20/2027
h
477,856
Norfolk Southern Corporation
784,000 4.450%,  3/1/2033 762,386
Rand Parent, LLC
125,000 8.500%,  2/15/2030
h
117,500
Ryder System, Inc.
226,000 2.850%,  3/1/2027 207,789
Southwest Airlines Company
350,000 2.625%,  2/10/2030 295,262
Union Pacific Corporation
449,000 2.973%,  9/16/2062 296,908
United Airlines, Inc.
134,000 4.375%,  4/15/2026
h
128,200
112,000 4.625%,  4/15/2029
h
101,304
VistaJet Malta Finance plc/XO
Management Holding, Inc.
148,000 6.375%,  2/1/2030
h
131,903
XPO Escrow Sub, LLC
146,000 7.500%,  11/15/2027
h
151,840
Total 5,991,938
U.S. Government & Agencies (3.6%)
U.S. Treasury Bonds
1,500,000 2.875%,  5/15/2052 1,283,203
880,000 1.625%,  11/15/2050 564,334
20,005,000 2.250%,  11/15/2027 18,817,203
10,550,000 3.875%,  12/31/2027 10,660,858
18,050,000 2.875%,  5/15/2028 17,411,199
5,830,000 5.250%,  11/15/2028 6,309,381
7,700,000 1.625%,  8/15/2029 6,868,039
900,000 1.500%,  2/15/2030 788,977
Principal
Amount Long-Term Fixed Income (10.4%) Value
U.S. Government & Agencies (3.6%) -
continued
$ 500,000 0.875%,  11/15/2030 $ 413,906
160,000 1.375%,  11/15/2031 135,050
6,800,000 2.875%,  5/15/2032 6,471,156
8,800,000 4.125%,  11/15/2032 9,246,875
1,400,000 3.500%,  2/15/2033 1,402,188
2,050,000 4.375%,  5/15/2040 2,236,742
7,430,000 1.375%,  11/15/2040 5,117,703
11,465,000 3.000%,  5/15/2042 10,180,562
2,500,000 3.250%,  5/15/2042 2,306,348
802,000 4.000%,  11/15/2042 823,804
25,124,000 2.500%,  5/15/2046 19,950,026
16,725,000 2.875%,  5/15/2049 14,311,635
U.S. Treasury Notes
95,000 2.250%,  11/15/2024 92,020
13,150,000 2.125%,  11/30/2024 12,708,756
43,700,000 2.875%,  5/31/2025 42,660,418
12,650,000 2.625%,  1/31/2026 12,235,910
2,500,000 0.500%,  2/28/2026 2,272,168
25,060,000 2.500%,  2/28/2026 24,141,786
300,000 0.750%,  1/31/2028 262,031
Total 229,672,278
Utilities (0.2%)
AES Corporation
450,000 3.950%,  7/15/2030
h
402,885
Ameren Illinois Company
253,000 4.500%,  3/15/2049 234,259
American Electric Power
Company, Inc.
195,000 5.625%,  3/1/2033 201,703
Appalachian Power Company
238,000 3.300%,  6/1/2027 224,967
Berkshire Hathaway Energy
Company
450,000 4.600%,  5/1/2053 410,305
375,000 4.500%,  2/1/2045 335,135
Calpine Corporation
135,000 4.500%,  2/15/2028
h
125,228
CenterPoint Energy Resources
Corporation
350,000 1.750%,  10/1/2030 282,921
CenterPoint Energy, Inc.
126,000 4.250%,  11/1/2028 120,692
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 284,427
Consolidated Edison Company of
New York, Inc.
168,000 4.500%,  12/1/2045 149,804
450,000 4.125%,  5/15/2049 375,887
Consumers Energy Company
550,000 4.350%,  4/15/2049 497,046
DTE Electric Company
265,000 3.700%,  3/15/2045 214,555
360,000 3.700%,  6/1/2046 285,417
DTE Energy Company
125,000 4.220%,  11/1/2024 123,593
Duke Energy Carolinas, LLC
340,000 3.700%,  12/1/2047 271,737
Duke Energy Florida, LLC
320,000 3.200%,  1/15/2027 305,271
Duke Energy Indiana, LLC
450,000 3.750%,  5/15/2046 358,417

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.4%) Value
Utilities (0.2%) - continued
Edison International
$ 318,000 5.750%,  6/15/2027 $ 324,669
Exelon Corporation
275,000 4.700%,  4/15/2050 249,247
336,000 4.450%,  4/15/2046 289,066
FirstEnergy Corporation
281,000 5.350%,  7/15/2047 249,226
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 215,195
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
h
167,269
Mississippi Power Company
340,000 3.950%,  3/30/2028 327,076
National Rural Utilities Cooperative
Finance Corporation
325,000 3.700%,  3/15/2029 308,736
NextEra Energy Capital Holdings,
Inc.
282,000 6.051%,  3/1/2025 286,879
NextEra Energy Operating
Partners, LP
250,000 3.875%,  10/15/2026
h
232,809
NiSource Finance Corporation
415,000 5.650%,  2/1/2045 428,640
NRG Energy, Inc.
93,000 3.375%,  2/15/2029
h
76,978
337,000 4.450%,  6/15/2029
h
305,558
80,000 5.250%,  6/15/2029
h
74,269
Pacific Gas and Electric Company
350,000 3.300%,  12/1/2027 315,180
199,000 4.550%,  7/1/2030 186,481
PG&E Corporation
160,000 5.000%,  7/1/2028 151,000
PPL Electric Utilities Corporation
204,000 3.950%,  6/1/2047 174,386
Public Service Company of
Colorado
337,000 4.500%,  6/1/2052 309,563
San Diego Gas & Electric
Company
500,000 4.150%,  5/15/2048 433,542
Southern California Edison
Company
397,000 4.000%,  4/1/2047 326,010
Southern Company
112,000 4.475%,  8/1/2024 110,631
225,000 3.250%,  7/1/2026 214,533
450,000 5.113%,  8/1/2027 450,952
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 119,641
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 141,427
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
h
223,259
Virginia Electric and Power
Company
425,000 4.600%,  12/1/2048 385,176
Vistra Operations Company, LLC
315,000 5.125%,  5/13/2025
h
306,976
232,000 5.000%,  7/31/2027
h
219,356
Principal
Amount Long-Term Fixed Income (10.4%) Value
Utilities (0.2%) - continued
Xcel Energy, Inc.
$ 253,000 4.600%,  6/1/2032 $ 245,619
Total 13,053,598
Total Long-Term Fixed Income
(cost $714,190,020) 665,420,532
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
9,243,532 Thrivent Cash Management Trust 9,243,532
Total Collateral Held for
Securities Loaned
(cost $9,243,532) 9,243,532
Shares or
Principal
Amount Short-Term Investments ( 10.0% ) Value
Federal Home Loan Bank Discount
Notes
1,900,000 4.575%, 4/4/2023
o,p
1,899,762
100,000 4.570%, 4/5/2023
o,p
99,975
900,000 4.580%, 4/19/2023
o,p
898,199
300,000 4.590%, 4/21/2023
o,p
299,310
500,000 4.660%, 5/3/2023
o,p
498,105
2,500,000 4.697%, 5/10/2023
o,p
2,488,317
100,000 4.690%, 5/11/2023
o,p
99,520
100,000 4.690%, 5/12/2023
o,p
99,507
29,700,000 4.650%, 5/15/2023
o,p
29,542,500
100,000 4.730%, 5/17/2023
o,p
99,444
4,200,000 4.669%, 5/19/2023
o,p
4,175,612
200,000 4.870%, 6/9/2023
o,p
198,261
1,100,000 4.750%, 6/12/2023
o,p
1,090,010
2,600,000 4.750%, 6/14/2023
o,p
2,575,715
4,600,000 4.720%, 6/21/2023
o,p
4,552,878
Thrivent Core Short-Term Reserve
Fund
58,370,759 5.190% 583,707,592
U.S. Treasury Bills
8,300,000 4.671%, 5/18/2023
o
8,251,445
400,000 4.772%, 6/8/2023
o
396,657
Total Short-Term Investments
(cost $640,882,828) 640,972,809
Total Investments (cost
$5,733,588,117) 99.9% $6,421,358,969
Other Assets and Liabilities, Net
0.1% 6,305,126
Total Net Assets 100.0% $6,427,664,095
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $120,704,008 or 1.9% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2023.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Defaulted security.  Interest is not being accrued.
n All or a portion of the security was earmarked to cover
written options.
o The interest rate shown reflects the yield.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of March
31, 2023 was $306,340 or 0.00% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of March 31,
2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 471,281
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of March 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 4,106,339
Common Stock 5,010,054
Total lending $9,116,393
Gross amount payable upon return of
collateral for securities loaned $9,243,532
Net amounts due to counterparty $127,139
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,755,928 – 1,612,665 143,263
Capital Goods 3,370,289 – 3,108,131 262,158
Communications Services 5,756,950 – 5,315,403 441,547
Consumer Cyclical 7,466,530 – 7,466,530 –
Consumer Non-Cyclical 5,308,141 – 5,169,460 138,681
Energy 1,021,316 – 1,021,316 –
Financials 3,164,413 – 3,164,413 –
Technology 8,926,637 – 8,926,637 –
Transportation 2,676,127 – 2,676,127 –
Utilities 327,273 – 327,273 –
Registered Investment Companies
Unaffiliated 35,181,511 35,181,511 – –
Affiliated 2,504,566,955 2,481,826,883 22,740,072 –
Common Stock
Communications Services 126,239,824 126,195,371 44,453 –
Consumer Discretionary 244,228,676 244,228,676 – –
Consumer Staples 87,181,341 87,181,341 – –
Energy 77,913,873 77,913,873 – –
Financials 274,431,872 272,824,160 1,607,712 –
Health Care 280,747,733 280,747,733 – –
Industrials 224,934,780 220,455,287 4,479,493 –
Information Technology 461,158,091 458,902,583 2,255,508 –
Materials 60,926,356 59,314,799 1,611,557 –
Real Estate 76,030,762 76,030,762 – –
Utilities 42,569,366 42,569,366 – –
Long-Term Fixed Income
Asset-Backed Securities 34,151,484 – 34,151,484 –
Basic Materials 4,932,193 – 4,932,193 –
Capital Goods 13,572,194 – 13,572,194 –
Collateralized Mortgage Obligations 33,452,243 – 33,452,243 –
Commercial Mortgage-Backed Securities 31,846,902 – 30,721,382 1,125,520
Communications Services 21,503,265 – 21,503,265 –
Consumer Cyclical 20,926,480 – 20,926,480 –
Consumer Non-Cyclical 23,769,390 – 23,769,390 –
Energy 17,990,849 – 17,990,849 –
Financials 57,170,367 – 57,170,367 –
Foreign Government 293,535 – 293,535 –
Mortgage-Backed Securities 142,798,959 – 142,798,959 –
Technology 14,294,857 – 14,294,857 –
Transportation 5,991,938 – 5,991,938 –
U.S. Government & Agencies 229,672,278 – 229,672,278 –
Utilities 13,053,598 – 13,053,598 –
Short-Term Investments 57,265,217 – 57,265,217 –
Subtotal Investments in Securities $5,258,570,493 $4,463,372,345 $793,086,979 $2,111,169
Other Investments  * Total
Affiliated Short-Term Investments 583,707,592
Affiliated Registered Investment Companies 569,837,352
Collateral Held for Securities Loaned 9,243,532
Subtotal Other Investments $1,162,788,476
Total Investments at Value $6,421,358,969
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
MSC
-
Morgan Stanley & Company
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 44,583,828 44,583,828 – –
Total Asset Derivatives $44,583,828 $44,583,828 $– $–
Liability Derivatives
Futures Contracts 2,662,069 2,662,069 – –
Call Options Written 216 – – 216
Total Liability Derivatives $2,662,285 $2,662,069 $– $216
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling $48,418,277 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 338 June 2023 $ 37,761,772 $ 1,081,823
CBOT 2-Yr. U.S. Treasury Note 505 June 2023 103,112,067 1,146,764
CBOT 5-Yr. U.S. Treasury Note 514 June 2023 55,131,861 1,155,153
CBOT U.S. Long Bond 244 June 2023 30,647,474 1,354,651
CME E-mini S&P 500 Index 3,807 June 2023 753,498,558 34,122,155
CME Ultra Long Term U.S. Treasury Bond 263 June 2023 35,618,776 1,497,099
ICE mini MSCI EAFE Index 424 June 2023 43,274,738 1,171,063
ICE US mini MSCI Emerging Markets Index 318 June 2023 15,351,465 476,985
Ultra 10-Yr. U.S. Treasury Note 210 June 2023 24,596,279 843,253
Total Futures Long Contracts $ 1,098,992,990 $ 42,848,946
CBOT 2-Yr. U.S. Treasury Note (68) June 2023 ( $ 13,884,041) ( $ 154,772)
CBOT 5-Yr. U.S. Treasury Note (35) June 2023 (3,753,932) (78,842)
CME E-mini Russell 2000 Index (2,290) June 2023 (209,380,632) 1,734,882
CME E-mini S&P Mid-Cap 400 Index (1,622) June 2023 (407,888,885) (2,428,455)
Total Futures Short Contracts ( $ 634,907,490) ($927,187)
Total Futures Contracts $ 464,085,500 $41,921,759
The following table presents Moderately Aggressive Allocation Portfolio's options contracts held as of March 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (6.85) $ 99.75 April 2023 ( $ 6,711,600) ( $ 216) $ 21,725
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($216) $21,725
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $54,641 $810 $– $55,588 7,314 0.9%
Core Emerging Markets Equity 105,560 – – 110,370 13,000 1.7
Core International Equity 35,837 22,001 – 60,673 6,414 0.9
Core Low Volatility Equity 238,778 – – 243,299 21,531 3.8
Core Mid Cap Value – 22,410 – 22,740 2,371 0.4
Core Small Cap Value 100,236 – – 99,907 10,967 1.6
Global Stock 460,750 – – 491,636 40,448 7.6
High Yield 33,656 504 – 34,897 8,632 0.5
Income 108,358 1,083 – 112,467 12,951 1.8
International Allocation 498,134 – 87,000 449,019 50,559 7.0
International Index 40,419 – – 43,848 3,508 0.7
Large Cap Value 644,212 – – 645,588 30,852 10.0
Limited Maturity Bond 66,028 482 – 67,093 7,128 1.0
Mid Cap Stock 451,103 – – 475,061 24,806 7.4
Small Cap Stock 154,297 – – 162,218 8,450 2.5
Total Affiliated Registered Investment
Companies 2,992,009 3,074,404 47.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% 611,575 237,207 265,074 583,708 58,371 9.1
Total Affiliated Short-Term Investments 611,575 583,708 9.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,379 172,267 170,402 9,244 9,244 0.1
Total Collateral Held for Securities Loaned 7,379 9,244 0.1
Total Value $3,610,963 $3,667,356
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $137 $ – $810
Core Emerging Markets Equity – 4,810 – –
Core International Equity – 2,835 – –
Core Low Volatility Equity – 4,521 – –
Core Mid Cap Value Fund – 330 – –
Core Small Cap Value Fund – (329) – –
Global Stock – 30,886 – –
High Yield – 736 – 503
Income – 3,026 – 1,082
International Allocation (33,656) 71,541 – –
International Index – 3,429 – –
Large Cap Value – 1,376 – –
Limited Maturity Bond – 583 – 482
Mid Cap Stock – 23,958 – –
Small Cap Stock – 7,921 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% – – – 6,980
Total Income/Non Income Cash from Affiliated
Investments $9,857
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 32
Total Affiliated Income from Securities Loaned, Net $32
Total Value ($33,656) $155,760 $ –

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.2% )
a
Value
Basic Materials (0.1%)
Asplundh Tree Expert, LLC, Term
Loan
$ 649,668
6.590%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 645,608
Grinding Media, Inc., Term Loan
372,609
8.701%,  (LIBOR 1M +
4.000%), 10/12/2028
b,c
348,389
Hyperion Materials &
Technologies, Inc., Term Loan
330,029
9.396%,  (LIBOR 1M +
4.500%), 8/30/2028
b
324,914
INEOS US Petrochem, LLC, Term
Loan
977,588
7.590%,  (LIBOR 1M +
2.750%), 1/29/2026
b
965,856
Lummus Technology Holdings V,
LLC, Term Loan
340,573
8.340%,  (LIBOR 1M +
3.500%), 6/30/2027
b
334,508
Nouryon USA, LLC, Term Loan
1,126,738
7.526%,  (LIBOR 3M +
2.750%), 10/1/2025
b
1,116,271
Spectrum Group Buyer, Inc., Term
Loan
338,120
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
319,523
Total 4,055,069
Capital Goods (0.2%)
Ali Group North America
Corporation, Term Loan
519,169
6.922%,  (TSFR1M +
2.000%), 7/22/2029
b
510,863
Berry Global, Inc., Term Loan
643,510
6.510%,  (LIBOR 1M +
1.750%), 7/1/2026
b
640,698
Brookfield WEC Holdings, Inc.,
Term Loan
808,863
7.590%,  (LIBOR 1M +
2.750%), 8/1/2025
b
803,621
BW Holding, Inc., Term Loan
351,323
9.041%,  (LIBOR 1M +
4.000%), 12/14/2028
b
319,995
Charter Next Generation, Inc.,
Term Loan
625,852
8.672%,  (LIBOR 1M +
3.750%), 12/1/2027
b
617,053
Clydesdale Acquisition Holdings,
Inc., Term Loan
937,278
9.082%,  (TSFR1M +
4.175%), 4/13/2029
b
914,081
Cornerstone Building Brands, Inc.,
Term Loan
894,400
7.934%,  (LIBOR 1M +
3.250%), 4/12/2028
b
783,718
Foley Products Company, LLC,
Term Loan
330,887
9.798%,  (SOFRRATE +
4.750%), 2/16/2029
b
326,612
Ingersoll-Rand Services Company,
Term Loan
543,200
6.657%,  (LIBOR 1M +
1.750%), 2/28/2027
b
540,826
Principal
Amount Bank Loans (2.2%)
a
Value
Capital Goods (0.2%) - continued
Quikrete Holdings, Inc., Term Loan
$ 288,509
7.465%,  (LIBOR 1M +
2.625%), 1/31/2027
b
$ 283,821
787,050
7.840%,  (LIBOR 1M +
3.000%), 3/18/2029
b
776,511
Smyrna Ready Mix Concrete, LLC,
Term Loan
663,568
9.157%,  (TSFR1M +
4.250%), 4/1/2029
b,c
658,591
TK Elevator US Newco, Inc., Term
Loan
554,610
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
539,530
Transdigm, Inc., Term Loan
1,107,194
8.148%,  (TSFR1M +
3.250%), 8/24/2028
b
1,103,042
Vertiv Group Corporation, Term
Loan
544,611
7.419%,  (LIBOR 1M +
2.750%), 3/2/2027
b
532,493
Total 9,351,455
Communications Services (0.3%)
Altice France SA/France, Term
Loan
1,131,047
10.269%,  (TSFR1M +
5.500%), 8/31/2028
b,c
1,074,494
CCI Buyer, Inc., Term Loan
436,771
8.898%,  (LIBOR 3M +
4.000%), 12/17/2027
b
430,312
Cengage Learning, Inc., Term
Loan
361,963
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
334,591
Charter Communications
Operating, LLC, Term Loan
1,362,938
6.557%,  (LIBOR 1M +
1.750%), 2/1/2027
b
1,348,668
Clear Channel Outdoor Holdings,
Inc., Term Loan
990,668
8.325%,  (LIBOR 3M +
3.500%), 8/21/2026
b
920,499
Connect Finco SARL, Term Loan
331,149
8.350%,  (LIBOR 1M +
3.500%), 12/12/2026
b
328,665
Crown Subsea Communications
Holding, Inc., Term Loan
331,700
9.530%,  (LIBOR 1M +
4.750%), 4/27/2027
b
326,310
462,041
9.974%,  (TSFR1M +
5.250%), 4/27/2027
b
454,533
CSC Holdings, LLC, Term Loan
1,088,195
7.184%,  (LIBOR 1M +
2.500%), 4/15/2027
b
957,840
DIRECTV Financing, LLC, Term
Loan
1,291,702
9.840%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,240,473
Intelsat Jackson Holdings SA,
Term Loan
671,602
9.082%,  (TSFR6M +
4.250%), 2/1/2029
b
663,207

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Communications Services (0.3%) - continued
Level 3 Financing, Inc., Term Loan
$ 567,000
6.672%,  (LIBOR 1M +
1.750%), 3/1/2027
b
$ 476,751
Lumen Technologies, Inc., Term
Loan
699,189
6.885%,  (LIBOR 3M +
2.250%), 3/15/2027
b
459,325
NEP Group, Inc., Term Loan
361,910
8.090%,  (LIBOR 1M +
3.250%), 10/20/2025
b
336,124
Playtika Holding Corporation, Term
Loan
436,772
7.590%,  (LIBOR 1M +
2.750%), 3/11/2028
b
433,260
Radiate Holdco, LLC, Term Loan
711,282
8.090%,  (LIBOR 1M +
3.250%), 9/25/2026
b
579,439
RLG Holdings, LLC, Term Loan
351,321
8.840%,  (LIBOR 1M +
4.000%), 7/8/2028
b
338,059
SBA Senior Finance II, LLC, Term
Loan
1,075,355
6.600%,  (LIBOR 1M +
1.750%), 4/11/2025
b
1,073,903
UPC Financing Partnership, Term
Loan
332,000
7.609%,  (LIBOR 1M +
2.925%), 1/31/2029
b
324,600
Virgin Media Bristol, LLC, Term
Loan
824,000
0.000%,  (LIBOR 1M +
2.500%), 1/31/2028
b,d,e
809,168
Zayo Group Holdings, Inc., Term
Loan
696,000
7.635%,  (LIBOR 1M +
3.000%), 3/9/2027
b
563,523
Ziggo Financing Partnership, Term
Loan
556,000
7.184%,  (LIBOR 1M +
2.500%), 4/30/2028
b
548,277
Total 14,022,021
Consumer Cyclical (0.4%)
1011778 B.C., ULC, Term Loan
1,352,013
6.590%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,337,371
AlixPartners, LLP, Term Loan
383,046
7.609%,  (LIBOR 1M +
2.750%), 2/4/2028
b
381,249
Allied Universal Holdco, LLC, Term
Loan
1,352,136
8.657%,  (LIBOR 1M +
3.750%), 5/14/2028
b
1,281,879
Alterra Mountain Company, Term
Loan
425,838
8.340%,  (LIBOR 1M +
3.500%), 8/17/2028
b
423,709
Arches Buyer, Inc., Term Loan
234,400
8.157%,  (LIBOR 1M +
3.250%), 12/6/2027
b
220,287
Caesars Entertainment, Inc., Term
Loan
836,000
8.157%,  (TSFR1M +
3.250%), 2/6/2030
b
830,658
Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Cyclical (0.4%) - continued
Carnival Corporation, Term Loan
$ 646,700
7.840%,  (LIBOR 1M +
3.000%), 6/30/2025
b
$ 636,838
428,829
8.090%,  (LIBOR 1M +
3.250%), 10/18/2028
b
418,241
Clarios Global, LP, Term Loan
877,000
8.090%,  (LIBOR 1M +
3.250%), 4/30/2026
b
870,423
Crocs, Inc., Term Loan
401,164
8.407%,  (TSFR1M +
3.500%), 2/19/2029
b
399,411
Delta 2 Lux SARL, Term Loan
803,000
8.057%,  (TSFR1M +
3.250%), 1/15/2030
b
803,337
Fertitta Entertainment, LLC/NV,
Term Loan
330,332
8.807%,  (TSFR1M +
4.000%), 1/27/2029
b
324,663
First Brands Group, LLC, Term
Loan
435,888
10.361%,  (TSFR6M +
5.000%), 3/30/2027
b
418,043
Go Daddy Operating Company,
LLC, Term Loan
533,662
8.057%,  (TSFR1M +
3.250%), 11/10/2029
b
532,665
Great Outdoors Group, LLC, Term
Loan
756,162
8.590%,  (LIBOR 1M +
3.750%), 3/5/2028
b
745,296
Harbor Freight Tools USA, Inc.,
Term Loan
672,281
7.590%,  (LIBOR 1M +
2.750%), 10/19/2027
b
649,927
Hilton Worldwide Finance, LLC,
Term Loan
813,000
6.642%,  (LIBOR 1M +
1.750%), 6/21/2026
b
811,642
IRB Holding Corporation, Term
Loan
781,000
7.798%,  (TSFR1M +
3.000%), 12/15/2027
b
766,684
Petco Health & Wellness
Company, Inc., Term Loan
356,372
8.151%,  (LIBOR 3M +
3.250%), 3/4/2028
b
349,690
PetSmart, LLC, Term Loan
1,067,291
8.657%,  (LIBOR 1M +
3.750%), 2/12/2028
b
1,058,400
Pilot Travel Centers, LLC, Term
Loan
913,030
6.907%,  (TSFR1M +
2.000%), 8/6/2028
b
909,223
Prime Security Services Borrower,
LLC, Term Loan
1,085,462
7.517%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,080,719
Scientific Games Holdings, LP,
Term Loan
553,220
0.000%,  (TSFR1M +
3.500%), 4/4/2029
b,d,e
544,490
Scientific Games International,
Inc., Term Loan
819,870
7.960%,  (TSFR1M +
3.000%), 4/14/2029
b
812,352

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Cyclical (0.4%) - continued
Staples, Inc., Term Loan
$ 194,882
9.314%,  (LIBOR 3M +
4.500%), 9/12/2024
b
$ 193,664
533,614
9.814%,  (LIBOR 3M +
5.000%), 4/12/2026
b
490,178
Stars Group Holdings BV, Term
Loan
319,379
7.409%,  (LIBOR 3M +
2.250%), 7/21/2026
b
318,782
Uber Technologies, Inc., Term
Loan
394,687
7.627%,  (TSFR1M +
2.750%), 3/3/2030
b
393,578
UFC Holdings, LLC, Term Loan
533,307
7.570%,  (LIBOR 3M +
2.750%), 4/29/2026
b
529,888
Total 18,533,287
Consumer Non-Cyclical (0.3%)
AI Aqua Merger Sub, Inc., Term
Loan
800,353
8.484%,  (TSFR1M +
3.750%), 7/30/2028
b
769,844
Alltech, Inc., Term Loan
330,029
8.840%,  (LIBOR 1M +
4.000%), 10/15/2028
b
317,927
Bausch + Lomb Corporation, Term
Loan
851,709
8.457%,  (TSFR1M +
3.250%), 5/10/2027
b
825,800
Chobani, LLC, Term Loan
340,653
8.422%,  (LIBOR 1M +
3.500%), 10/23/2027
b,c
337,247
DaVita, Inc., Term Loan
273,898
6.590%,  (LIBOR 1M +
1.750%), 8/12/2026
b
269,562
Elanco Animal Health, Inc., Term
Loan
431,050
6.412%,  (LIBOR 1M +
1.750%), 8/1/2027
b
421,046
Froneri U.S., Inc., Term Loan
835,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
821,991
Gainwell Acquisition Corporation,
Term Loan
1,182,575
8.998%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,126,403
ICON Luxembourg SARL, Term
Loan
968,915
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
965,688
Jazz Financing Lux SARL, Term
Loan
1,074,932
8.340%,  (LIBOR 1M +
3.500%), 5/5/2028
b
1,069,783
LifePoint Health, Inc., Term Loan
471,000
8.575%,  (LIBOR 3M +
3.750%), 11/16/2025
b
447,817
Medline Borrower, LP, Term Loan
1,970,050
8.090%,  (LIBOR 1M +
3.250%), 10/21/2028
b
1,918,652
Organon & Company, Term Loan
984,223
8.000%,  (LIBOR 3M +
3.000%), 6/2/2028
b
982,579
Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Packaging Coordinators Midco,
Inc., Term Loan
$ 325,000
0.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b,d,e
$ 317,050
Phoenix Newco, Inc., Term Loan
446,744
8.090%,  (LIBOR 1M +
3.250%), 11/15/2028
b
441,048
PRA Health Sciences, Inc., Term
Loan
256,680
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
255,825
Reynolds Consumer Products,
LLC, Term Loan
649,176
6.657%,  (LIBOR 1M +
1.750%), 2/4/2027
b,d,e
643,496
Select Medical Corporation, Term
Loan
546,000
7.350%,  (LIBOR 1M +
2.500%), 3/6/2025
b
543,133
Sotera Health Holdings, LLC, Term
Loan
381,100
0.000%,  (LIBOR 1M +
2.750%), 12/11/2026
b,d,e
366,332
Total 12,841,223
Energy (0.1%)
Buckeye Partners, LP, Term Loan
543,221
7.090%,  (LIBOR 1M +
2.250%), 11/1/2026
b
541,489
CQP Holdco, LP, Term Loan
1,088,238
8.659%,  (LIBOR 3M +
3.500%), 6/4/2028
b
1,078,585
GIP II Blue Holding, LP, Term Loan
314,350
9.659%,  (LIBOR 3M +
4.500%), 9/29/2028
b
311,992
GIP III Stetson I, LP, Term Loan
309,967
9.090%,  (LIBOR 1M +
4.250%), 7/18/2025
b
308,030
Oryx Midstream Services Permian
Basin, LLC, Term Loan
250,355
8.063%,  (LIBOR 3M +
3.250%), 10/5/2028
b
245,723
Total 2,485,819
Financials (0.2%)
Acrisure, LLC, Term Loan
511,364
8.340%,  (LIBOR 1M +
3.500%), 2/15/2027
b
493,891
Alliant Holdings Intermediate, LLC,
Term Loan
214,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,d,e
210,657
AmWINS Group, Inc., Term Loan
819,809
7.090%,  (LIBOR 1M +
2.250%), 2/19/2028
b
808,906
Asurion, LLC, Term Loan
648,359
8.090%,  (LIBOR 1M +
3.250%), 12/23/2026
b
599,965
436,100
8.090%,  (LIBOR 1M +
3.250%), 7/31/2027
b
399,031
Edelman Financial Engines Center,
LLC, Term Loan
223,861
8.590%,  (LIBOR 1M +
3.750%), 4/7/2028
b
215,291

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Financials (0.2%) - continued
First Eagle Holdings, Inc., Term
Loan
$ 223,812
7.659%,  (LIBOR 3M +
2.500%), 2/2/2027
b
$ 216,679
FleetCor Technologies Operating
Company, LLC, Term  Loan
436,780
6.590%,  (LIBOR 1M +
1.750%), 4/30/2028
b
433,613
Focus Financial Partners, LLC,
Term Loan
374,000
0.000%,  (TSFR1M +
3.250%), 6/30/2028
b,d,e
369,740
Howden Group Holdings, Ltd.,
Term Loan
223,855
8.125%,  (LIBOR 1M +
3.250%), 11/12/2027
b
220,858
HUB International, Ltd., Term Loan
926,138
7.818%,  (LIBOR 3M +
3.000%), 4/25/2025
b
922,313
Hudson River Trading, LLC, Term
Loan
233,807
7.922%,  (TSFR1M +
3.000%), 3/18/2028
b
218,025
Jane Street Group, LLC, Term
Loan
436,766
7.590%,  (LIBOR 1M +
2.750%), 1/26/2028
b
428,904
Sedgwick Claims Management
Services, Inc., Term Loan
364,000
8.557%,  (TSFR1M +
3.750%), 2/24/2028
b
358,919
Trans Union, LLC, Term Loan
724,767
7.090%,  (LIBOR 1M +
2.250%), 12/1/2028
b
718,121
USI, Inc./NY, Term Loan
808,935
8.648%,  (TSFR1M +
3.750%), 11/22/2029
b
805,036
VFH Parent, LLC, Term Loan
328,680
7.859%,  (TSFR1M +
3.000%), 1/13/2029
b
316,046
Total 7,735,995
Technology (0.5%)
Amentum Government Services
Holdings, LLC, Term  Loan
543,263
8.940%,  (TSFR1M +
4.000%), 2/15/2029
b
529,910
AthenaHealth Group, Inc., Delayed
Draw
128,903
3.500%,  (LIBOR 1M +
3.500%), 2/15/2029
b,d,e
120,524
AthenaHealth Group, Inc., Term
Loan
1,049,291
8.259%,  (PRIME + 3.500%),
2/15/2029
b
981,087
Boxer Parent Company, Inc., Term
Loan
830,125
8.590%,  (LIBOR 1M +
3.750%), 10/2/2025
b
818,454
Central Parent, Inc., Term Loan
971,565
9.148%,  (TSFR3M +
4.250%), 7/6/2029
b
967,271
Principal
Amount Bank Loans (2.2%)
a
Value
Technology (0.5%) - continued
Cloud Software Group, Inc., Term
Loan
$ 589,000
9.498%,  (TSFR3M +
4.500%), 3/30/2029
b
$ 534,029
Coherent Corporation, Term Loan
523,185
7.385%,  (LIBOR 3M +
2.750%), 7/1/2029
b
517,299
CommScope, Inc., Term Loan
989,971
8.090%,  (LIBOR 1M +
3.250%), 4/4/2026
b
950,372
CoreLogic, Inc., Term Loan
428,911
8.375%,  (LIBOR 1M +
3.500%), 6/2/2028
b
364,729
Cornerstone OnDemand, Inc.,
Term Loan
595,990
8.590%,  (LIBOR 1M +
3.750%), 10/15/2028
b
548,311
Dcert Buyer, Inc., Term Loan
659,600
8.827%,  (LIBOR 6M +
4.000%), 10/16/2026
b
644,554
Dun & Bradstreet Corporation,
Term Loan
649,584
8.095%,  (LIBOR 1M +
3.250%), 2/8/2026
b
647,687
Entegris, Inc., Term Loan
535,000
7.623%,  (TSFR1M +
2.750%), 7/6/2029
b
534,775
Gen Digital, Inc., Term Loan
656,403
6.907%,  (TSFR1M +
2.000%), 9/12/2029
b
649,018
Genesys Cloud Services Holdings
II, LLC, Term Loan
544,611
8.840%,  (LIBOR 1M +
4.000%), 12/1/2027
b
535,674
Hyland Software, Inc., Term Loan
543,156
8.340%,  (LIBOR 1M +
3.500%), 7/1/2024
b
536,215
Informatica, LLC, Term Loan
543,256
7.625%,  (LIBOR 1M +
2.750%), 10/29/2028
b
538,275
Ingram Micro, Inc., Term Loan
543,235
8.659%,  (LIBOR 3M +
3.500%), 7/2/2028
b
538,482
Magenta Buyer, LLC, Term Loan
587,513
9.580%,  (LIBOR 3M +
4.750%), 7/27/2028
b
482,389
McAfee Corporation, Term Loan
1,118,366
8.515%,  (TSFR1M +
3.750%), 3/1/2029
b
1,048,468
Mitchell International, Inc., Term
Loan
681,558
8.502%,  (LIBOR 1M +
3.750%), 10/15/2028
b
642,988
MKS Instruments, Inc., Term Loan
979,080
7.609%,  (TSFR1M +
2.750%), 8/17/2029
b
972,550
Open Text Corporation, Term Loan
844,000
8.407%,  (TSFR1M +
3.500%), 1/31/2030
b
840,658
Peraton Corporation, Term Loan
1,692,070
8.590%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,667,400

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Technology (0.5%) - continued
Polaris Newco, LLC, Term Loan
$ 979,030
9.159%,  (LIBOR 3M +
4.000%), 6/4/2028
b
$ 890,643
Proofpoint, Inc., Term Loan
724,333
8.090%,  (LIBOR 1M +
3.250%), 8/31/2028
b
706,825
RealPage, Inc., Term Loan
553,192
7.840%,  (LIBOR 1M +
3.000%), 4/22/2028
b
535,645
SS&C Technologies, Inc., Term
Loan
48,004
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
47,837
44,729
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
44,574
429,220
6.590%,  (LIBOR 1M +
1.750%), 4/16/2025
b
427,881
Tempo Acquisition, LLC, Term
Loan
532,305
7.807%,  (TSFR1M +
3.000%), 8/31/2028
b
531,198
UKG, Inc., Term Loan
1,160,126
8.032%,  (LIBOR 2M +
3.250%), 5/3/2026
b
1,128,768
Verscend Holding Corporation,
Term Loan
798,838
8.840%,  (LIBOR 1M +
4.000%), 8/27/2025
b
797,008
Total 21,721,498
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
1,316,100
9.558%,  (LIBOR 3M +
4.750%), 4/20/2028
b
1,334,565
Air Canada, Term Loan
1,035,244
8.369%,  (LIBOR 3M +
3.500%), 8/11/2028
b
1,031,041
Brown Group Holding, LLC, Term
Loan
436,625
7.407%,  (LIBOR 1M +
2.500%), 6/7/2028
b
432,259
Genesee & Wyoming, Inc., Term
Loan
543,200
6.998%,  (LIBOR 3M +
2.000%), 12/30/2026
b
538,844
Mileage Plus Holdings, LLC, Term
Loan
556,750
10.213%,  (LIBOR 3M +
5.250%), 6/20/2027
b
577,005
SkyMiles IP, Ltd., Term Loan
1,098,200
8.558%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,136,505
United Airlines, Inc., Term Loan
935,030
8.568%,  (LIBOR 3M +
3.750%), 4/21/2028
b
926,848
XPO, Inc., Term Loan
546,000
6.451%,  (LIBOR 1M +
1.750%), 2/23/2025
b
544,498
Total 6,521,565
Principal
Amount Bank Loans (2.2%)
a
Value
Utilities (<0.1%)
PG&E Corporation, Term Loan
$ 798,608
7.875%,  (LIBOR 1M +
3.000%), 6/23/2025
b
$ 795,118
Total 795,118
Total Bank Loans
(cost $98,828,204) 98,063,050
Principal
Amount Long-Term Fixed Income ( 37.9% ) Value
Asset-Backed Securities (1.7%)
510 Asset Backed Trust
1,900,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
1,639,942
720 East CLO I, Ltd.
2,100,000
7.825%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,f
2,093,923
750,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
731,497
Access Group, Inc.
252,239
5.345%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,f
246,646
Affirm Asset Securitization Trust
3,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
2,856,452
AMSR Trust
2,700,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,f
2,286,123
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,f
927,865
1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
f
1,230,505
Ares XL CLO, Ltd.
2,100,000
7.592%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
1,947,038
Bankers Healthcare Group
Securitization Trust
1,033,661
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
1,024,778
CarVal CLO II, Ltd.
2,125,000
6.308%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,f
2,061,465
1,225,000
6.808%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,f
1,153,558
CarVal CLO VII-C, Ltd.
1,550,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,f
1,548,272
CarVal CLO VIII-C, Ltd.
1,500,000
6.345%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
b,f
1,505,933
1,000,000
7.045%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
1,002,712

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Asset-Backed Securities (1.7%) - continued
CMFT Net Lease Master Issuer,
LLC
$ 1,326,537
2.090%,  7/20/2051, Ser.
2021-1, Class A1
f
$ 1,129,942
Commonbond Student Loan Trust
250,987
5.345%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,f
243,439
Dryden 36 Senior Loan Fund
1,800,000
6.842%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
1,726,807
FirstKey Homes Trust
4,500,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
f
4,289,066
Foundation Finance Trust
1,032,113
1.270%,  5/15/2041, Ser.
2021-1A, Class A
f
918,050
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
f
2,043,836
Galaxy XIX CLO, Ltd.
1,650,000
6.666%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
1,521,917
Goodgreen
1,559,923
3.860%,  10/15/2054, Ser.
2019-1A, Class A
f
1,429,588
Home Partners of America Trust
2,517,443
2.302%,  12/17/2026, Ser.
2021-2, Class B
f
2,242,532
2,083,333
2.078%,  9/17/2041, Ser.
2021-1, Class C
f
1,716,247
Laurel Road Prime Student Loan
Trust
84,039
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
f
82,481
797,719
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,f
752,739
Longfellow Place CLO, Ltd.
3,900,000
6.542%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,f
3,859,389
950,000
7.092%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
921,576
Marlette Funding Trust
869,735
5.180%,  11/15/2032, Ser.
2022-3A, Class A
f
863,161
Mercury Financial Credit Card
Master Trust
2,600,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
f
2,439,895
National Collegiate Trust
662,181
5.140%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,f
634,759
Oak Street Investment
1,726,756
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
f
1,557,776
Pretium Mortgage Credit Partners,
LLC
1,365,336
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
f,g
1,298,550
Principal
Amount Long-Term Fixed Income (37.9%) Value
Asset-Backed Securities (1.7%) - continued
$ 802,615
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
f,g
$ 761,609
Progress Residential Trust
1,200,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
f
1,070,673
Renaissance Home Equity Loan
Trust
2,167,539
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
g
735,124
Saxon Asset Securities Trust
860,035
2.738%,  8/25/2035, Ser.
2004-2, Class MF2
b
747,021
Sound Point CLO XIV, Ltd.
2,600,000
6.865%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,f
2,510,105
Stratus CLO, Ltd.
1,850,000
6.558%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,f
1,747,665
Tricon Residential Trust
1,500,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
f
1,351,253
VCAT Asset Securitization, LLC
1,150,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
1,053,947
Vericrest Opportunity Loan
Transferee
1,238,888
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
f,g
1,138,535
1,800,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,645,327
1,375,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
f,g
1,197,649
1,400,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
f,g
1,055,077
935,327
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
f,g
852,097
900,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
757,264
825,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
694,488
Whitebox CLO IV, Ltd.
2,800,000
6.930%,  (TSFR3M +
2.150%), 4/20/2036, Ser.
2023-4A, Class A1
b,f
2,796,094
Wind River CLO, Ltd.
1,525,000
6.408%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,f
1,477,537
1,275,000
6.808%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
1,186,753
Total 74,706,677
Basic Materials (0.3%)
Alcoa Nederland Holding BV
393,000 5.500%,  12/15/2027
f
388,095
Anglo American Capital plc
675,000 3.875%,  3/16/2029
f
620,766
Cascades, Inc./Cascades USA,
Inc.
290,000 5.125%,  1/15/2026
f
272,578

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Basic Materials (0.3%) - continued
Chemours Company
$ 420,000 5.750%,  11/15/2028
f
$ 374,947
Cleveland-Cliffs, Inc.
360,000 5.875%,  6/1/2027
h
356,400
230,000 4.625%,  3/1/2029
f
211,055
Consolidated Energy Finance SA
688,000 5.625%,  10/15/2028
f
591,818
First Quantum Minerals, Ltd.
724,000 6.875%,  10/15/2027
f
697,959
Glencore Funding, LLC
536,000 3.375%,  9/23/2051
f
372,602
1,064,000 4.000%,  3/27/2027
f
1,024,541
Hecla Mining Company
175,000 7.250%,  2/15/2028 176,752
Hudbay Minerals, Inc.
410,000 4.500%,  4/1/2026
f
378,617
Kinross Gold Corporation
470,000 5.950%,  3/15/2024 470,028
Mercer International, Inc.
172,000 5.125%,  2/1/2029 147,296
Methanex Corporation
385,000 4.250%,  12/1/2024 372,157
Mosaic Company
900,000 4.050%,  11/15/2027 868,492
Novelis Corporation
160,000 3.250%,  11/15/2026
f
146,218
210,000 4.750%,  1/30/2030
f
192,947
160,000 3.875%,  8/15/2031
f
134,758
Nutrien, Ltd.
202,000 5.900%,  11/7/2024 204,877
268,000 4.900%,  3/27/2028 267,921
OCI NV
278,000 4.625%,  10/15/2025
f
263,855
Olin Corporation
580,000 5.125%,  9/15/2027 556,270
SCIL IV, LLC/SCIL USA Holdings,
LLC
423,000 5.375%,  11/1/2026
f
386,426
SK Invictus Intermediate II SARL
333,000 5.000%,  10/30/2029
f
276,470
SPCM SA
409,000 3.375%,  3/15/2030
f
337,395
SunCoke Energy, Inc.
438,000 4.875%,  6/30/2029
f
381,349
Taseko Mines, Ltd.
298,000 7.000%,  2/15/2026
f
270,360
Unifrax Escrow Issuer Corporation
373,000 5.250%,  9/30/2028
f
298,048
United States Steel Corporation
438,000 6.875%,  3/1/2029 438,000
Total 11,478,997
Capital Goods (0.7%)
Advanced Drainage Systems, Inc.
375,000 6.375%,  6/15/2030
f
367,439
AECOM
645,000 5.125%,  3/15/2027 638,918
Amsted Industries, Inc.
465,000 5.625%,  7/1/2027
f
452,212
ARD Finance SA
131,000 6.500%,  6/30/2027
f
100,202
Principal
Amount Long-Term Fixed Income (37.9%) Value
Capital Goods (0.7%) - continued
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
$ 280,000 5.250%,  8/15/2027
f
$ 220,762
294,000 5.250%,  8/15/2027
f
231,800
Boeing Company
1,225,000 5.930%,  5/1/2060 1,223,537
750,000 5.040%,  5/1/2027 755,439
1,250,000 5.705%,  5/1/2040 1,264,509
Bombardier, Inc.
240,000 7.125%,  6/15/2026
f
240,864
520,000 7.875%,  4/15/2027
f,h
526,411
350,000 6.000%,  2/15/2028
f
340,814
Builders FirstSource, Inc.
265,000 5.000%,  3/1/2030
f
245,388
Canpack SA/Canpack US, LLC
540,000 3.125%,  11/1/2025
f
490,741
Carrier Global Corporation
714,000 3.577%,  4/5/2050 540,449
875,000 2.700%,  2/15/2031 752,606
Chart Industries, Inc.
411,000 7.500%,  1/1/2030
f
424,653
Clean Harbors, Inc.
548,000 6.375%,  2/1/2031
f
559,100
Clydesdale Acquisition Holdings,
Inc.
55,000 6.625%,  4/15/2029
f
52,938
110,000 8.750%,  4/15/2030
f
99,961
CNH Industrial NV
700,000 3.850%,  11/15/2027 671,986
Cornerstone Building Brands, Inc.
283,000 6.125%,  1/15/2029
f
202,036
Covanta Holding Corporation
208,000 4.875%,  12/1/2029
f
185,066
CP Atlas Buyer, Inc.
380,000 7.000%,  12/1/2028
f,h
282,192
Crown Cork & Seal Company, Inc.
353,000 7.375%,  12/15/2026 373,008
GFL Environmental, Inc.
339,000 4.000%,  8/1/2028
f
308,005
550,000 3.500%,  9/1/2028
f
497,750
H&E Equipment Services, Inc.
697,000 3.875%,  12/15/2028
f
610,806
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
f
337,750
Howmet Aerospace, Inc.
900,000 3.000%,  1/15/2029 797,940
805,000 5.950%,  2/1/2037 811,037
Ingersoll-Rand Luxembourg
Finance SA
625,000 3.500%,  3/21/2026 606,469
JELD-WEN, Inc.
167,000 4.625%,  12/15/2025
f
154,893
John Deere Capital Corporation
536,000 4.350%,  9/15/2032 535,025
Lockheed Martin Corporation
774,000 4.500%,  5/15/2036 765,215
284,000 6.150%,  9/1/2036 321,892
Mauser Packaging Solutions
Holding Company
420,000 9.250%,  4/15/2027
f
388,076
MIWD Holdco II, LLC
222,000 5.500%,  2/1/2030
f
187,590

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Capital Goods (0.7%) - continued
Mueller Water Products, Inc.
$ 232,000 4.000%,  6/15/2029
f
$ 207,239
Nesco Holdings II, Inc.
425,000 5.500%,  4/15/2029
f
384,489
New Enterprise Stone and Lime
Company, Inc.
531,000 5.250%,  7/15/2028
f
469,348
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 782,484
OI European Group BV
444,000 4.750%,  2/15/2030
f
406,260
Owens-Brockway Glass Container,
Inc.
168,000 5.875%,  8/15/2023
f
167,597
Pactiv Evergreen Group
320,000 4.375%,  10/15/2028
f
279,738
Parker-Hannifin Corporation
1,341,000 4.500%,  9/15/2029 1,327,856
PGT Innovations, Inc.
426,000 4.375%,  10/1/2029
f
384,955
Raytheon Technologies
Corporation
714,000 4.125%,  11/16/2028 703,730
775,000 4.450%,  11/16/2038 735,233
1,000,000 3.750%,  11/1/2046 826,504
Regal Rexnord Corporation
670,000 6.050%,  2/15/2026
f
672,937
Republic Services, Inc.
850,000 2.900%,  7/1/2026 811,152
Roller Bearing Company of
America, Inc.
314,000 4.375%,  10/15/2029
f
280,374
Sealed Air Corporation
345,000 6.125%,  2/1/2028
f
348,848
Silgan Holdings, Inc.
164,000 4.125%,  2/1/2028 154,356
SRM Escrow Issuer, LLC
615,000 6.000%,  11/1/2028
f
577,331
Textron, Inc.
710,000 3.375%,  3/1/2028 661,002
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
180,000 7.750%,  4/15/2026
f
150,750
TransDigm, Inc.
438,000 6.250%,  3/15/2026
f
438,399
1,130,000 5.500%,  11/15/2027 1,065,492
Triumph Group, Inc.
223,000 9.000%,  3/15/2028
f
223,234
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 387,281
360,000 4.000%,  7/15/2030 323,471
Waste Pro USA, Inc.
205,000 5.500%,  2/15/2026
f
188,531
WESCO Distribution, Inc.
560,000 7.250%,  6/15/2028
f
575,008
Total 31,099,078
Collateralized Mortgage Obligations (1.8%)
Alternative Loan Trust
648,224
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 375,070
Principal
Amount Long-Term Fixed Income (37.9%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
Bellemeade Re, Ltd.
$ 604,823
6.310%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,f
$ 604,477
BINOM Securitization Trust
1,101,945
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,f
964,948
CHNGE Mortgage Trust
2,652,204
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
2,623,573
Citicorp Mortgage Securities, Inc.
1,085,712
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 962,084
COLT Mortgage Loan Trust
2,121,288
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,f
1,784,063
Countrywide Alternative Loan Trust
785,497
3.171%,  10/25/2035, Ser.
2005-43, Class 4A1
b
626,980
1,115,760
7.000%,  10/25/2037, Ser.
2007-24, Class A10 422,782
Countrywide Home Loans, Inc.
189,080
5.750%,  4/25/2037, Ser.
2007-3, Class A27 95,790
Credit Suisse Mortgage Trust
1,300,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,f
1,149,601
1,875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,f
1,664,221
1,937,344
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,f
1,555,373
1,380,705
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
1,364,385
1,207,568
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
1,012,644
4,334,798
3.456%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,f
4,346,043
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
83,768
6.000%,  4/25/2023, Ser.
2006-AR5, Class 23A 60,006
Federal Home Loan Mortgage
Corporation - REMIC
4,331,002
4.000%,  1/25/2051, Ser.
5249, Class LA 4,218,843
114,025
4.000%,  7/15/2031, Ser.
4104, Class KI
i
949
1,297,107
3.000%,  2/15/2033, Ser.
4170, Class IG
i
116,737
1,421,599
3.000%,  3/15/2033, Ser.
4180, Class PI
i
151,568
3,623,976
4.500%,  10/15/2033, Ser.
2695, Class BH 3,608,176
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,177,905
Federal National Mortgage
Association - REMIC
3,228,171
4.500%,  6/25/2052, Ser.
2022-43, Class MA 3,182,000
1,946,687
4.000%,  7/25/2052, Ser.
2022-37, Class PE 1,886,093
1,956,470
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
81,499

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
$ 7,999,825
5.250%,  7/25/2039, Ser.
2022-72, Class CB $ 8,086,633
3,444,496
4.500%,  1/25/2046, Ser.
2022-68, Class BA 3,407,557
Flagstar Mortgage Trust
1,229,616
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
1,078,451
GCAT Trust
1,683,007
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,f
1,421,571
GS Mortgage-Backed Securities
Trust
2,657,683
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,f
2,241,070
J.P. Morgan Mortgage Trust
2,336,466
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,f
1,890,804
1,672,367
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
1,327,380
LHOME Mortgage Trust
2,200,000
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,f
2,146,172
800,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
f,g
767,780
Mello Mortgage Capital
Acceptance
2,315,658
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,f
1,873,965
Merrill Lynch Alternative Note
Asset Trust
185,350
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 75,435
New Residential Mortgage Loan
Trust
4,439,374
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,f
3,592,599
New York Mortgage Trust
2,300,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
f,g
2,201,288
Oaktown Re, Ltd.
356,432
6.210%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,f
356,204
Onslow Bay Financial, LLC
1,400,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,f
1,214,795
Palisades Mortgage Loan Trust
3,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
f,g
3,271,776
Preston Ridge Partners Mortgage
Trust, LLC
1,478,882
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,f
1,390,545
Residential Accredit Loans, Inc.
Trust
552,189
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 465,126
Residential Asset Securitization
Trust
1,669,747
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 1,011,784
Principal
Amount Long-Term Fixed Income (37.9%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
ROC Securities Trust Series
$ 2,000,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
$ 1,896,623
Sequoia Mortgage Trust
630,947
3.183%,  9/20/2046, Ser.
2007-1, Class 4A1
b
422,833
Toorak Mortgage Corporation, Ltd.
2,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
f,g
1,883,969
TRK Trust
1,608,389
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,f
1,341,839
Vericrest Opportunity Loan
Transferee
1,346,620
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
f,g
1,264,730
Verus Securitization Trust
963,775
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,f
809,057
Total 80,475,796
Commercial Mortgage-Backed Securities (1.7%)
BANK 2022-BNK39
9,713,955
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,i
280,572
BANK5 2023-5YR1
2,900,000
6.260%,  3/15/2056, Ser.
2023-5YR1, Class A3
c,e
2,967,280
BBCMS Mortgage Trust
5,413,464
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,i
234,222
17,291,266
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,i
1,412,143
14,340,317
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,i
1,353,687
Benchmark Mortgage Trust
3,900,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 3,212,104
BFLD Trust
825,000
6.384%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
727,094
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
7,500,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,j
6,799,252
4,750,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,j
4,483,564
7,500,000
3.530%,  8/25/2032, Ser.
K149, Class A2
j
7,095,030
5,650,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,j
5,421,393
7,150,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,j
6,909,669
10,000,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
b,j
9,648,175
9,050,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,j
8,759,288
4,900,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
j
4,944,167

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Commercial Mortgage-Backed Securities (1.7%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
$ 6,000,000
4.250%,  5/25/2033, Ser.
K155, Class A2 $ 5,983,240
Morgan Stanley Capital I Trust
14,777,120
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,i
1,494,799
SCOTT Trust
2,400,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
2,428,213
Total 74,153,892
Communications Services (1.1%)
Activision Blizzard, Inc.
1,071,000 2.500%,  9/15/2050 717,891
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
371,000 10.500%,  2/15/2028
f
203,122
Altice Financing SA
190,000 5.750%,  8/15/2029
f
151,050
Altice France SA/France
200,000 8.125%,  2/1/2027
f
185,140
381,000 5.125%,  7/15/2029
f
286,702
346,000 5.500%,  10/15/2029
f
264,571
AMC Networks, Inc.
170,000 5.000%,  4/1/2024 167,678
530,000 4.250%,  2/15/2029 325,849
American Tower Corporation
450,000 3.375%,  10/15/2026 426,359
360,000 5.500%,  3/15/2028 367,032
700,000 2.900%,  1/15/2030 608,767
401,000 5.650%,  3/15/2033 412,740
AT&T, Inc.
805,000 3.650%,  6/1/2051 609,735
1,129,000 3.500%,  9/15/2053 819,708
1,200,000 2.300%,  6/1/2027 1,099,695
1,550,000 4.350%,  3/1/2029 1,517,525
1,090,000 4.900%,  8/15/2037 1,042,179
CCO Holdings, LLC/CCO Holdings
Capital Corporation
130,000 5.500%,  5/1/2026
f
126,425
640,000 5.125%,  5/1/2027
f
604,800
328,000 5.000%,  2/1/2028
f
302,580
71,000 6.375%,  9/1/2029
f
67,805
770,000 4.750%,  3/1/2030
f
667,124
510,000 4.500%,  8/15/2030
f
430,950
220,000 4.250%,  2/1/2031
f
179,885
96,000 4.750%,  2/1/2032
f
80,626
350,000 4.250%,  1/15/2034
f
273,742
Cengage Learning, Inc.
291,000 9.500%,  6/15/2024
f
281,353
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
700,000 4.500%,  2/1/2024 692,990
900,000 4.200%,  3/15/2028 851,807
1,225,000 3.500%,  6/1/2041 840,659
Clear Channel Worldwide
Holdings, Inc.
337,000 5.125%,  8/15/2027
f
302,457
Principal
Amount Long-Term Fixed Income (37.9%) Value
Communications Services (1.1%) - continued
Comcast Corporation
$ 690,000 2.887%,  11/1/2051 $ 471,062
1,250,000 4.250%,  10/15/2030 1,225,035
690,000 4.400%,  8/15/2035 667,566
1,115,000 4.750%,  3/1/2044 1,054,807
Connect Finco SARL/Connect US
Finco, LLC
212,000 6.750%,  10/1/2026
f
199,280
Consolidated Communications,
Inc.
339,000 5.000%,  10/1/2028
f
230,279
Cox Communications, Inc.
875,000 3.350%,  9/15/2026
f
832,319
CSC Holdings, LLC
960,000 5.375%,  2/1/2028
f
786,491
402,000 6.500%,  2/1/2029
f
333,866
86,000 4.125%,  12/1/2030
f
61,764
Deutsche Telekom International
Finance BV
1,335,000 8.750%,  6/15/2030 1,631,623
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
495,000 5.875%,  8/15/2027
f
448,321
Discovery Communications, LLC
1,420,000 4.900%,  3/11/2026 1,409,224
DISH DBS Corporation
143,000 5.875%,  11/15/2024 127,507
194,000 5.250%,  12/1/2026
f
154,792
142,000 7.375%,  7/1/2028 81,034
261,000 5.750%,  12/1/2028
f
194,771
218,000 5.125%,  6/1/2029 116,085
DISH Network Corporation
198,000 11.750%,  11/15/2027
f
192,060
Frontier Communications
Holdings, LLC
457,000 5.875%,  10/15/2027
f
415,459
167,000 6.750%,  5/1/2029
f,h
132,347
103,000 8.750%,  5/15/2030
f
102,589
GCI, LLC
405,000 4.750%,  10/15/2028
f
349,406
Gray Escrow II, Inc.
571,000 5.375%,  11/15/2031
f
379,144
Gray Television, Inc.
395,000 4.750%,  10/15/2030
f
262,152
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 255,647
Iliad Holding SASU
510,000 6.500%,  10/15/2026
f
486,040
Lamar Media Corporation
305,000 3.750%,  2/15/2028 281,423
223,000 3.625%,  1/15/2031 191,780
LCPR Senior Secured Financing
DAC
324,000 6.750%,  10/15/2027
f
306,018
Level 3 Financing, Inc.
198,000 10.500%,  5/15/2030
f
189,090
540,000 4.625%,  9/15/2027
f
324,675
320,000 4.250%,  7/1/2028
f
180,544
Magallanes, Inc.
939,000 5.141%,  3/15/2052
f
760,809
805,000 4.054%,  3/15/2029
f
748,757
805,000 5.050%,  3/15/2042
f
673,330

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Communications Services (1.1%) - continued
Meta Platforms, Inc.
$ 1,073,000 3.850%,  8/15/2032 $ 1,003,940
Netflix, Inc.
333,000 5.875%,  2/15/2025 339,660
270,000 4.875%,  4/15/2028 268,650
450,000 5.875%,  11/15/2028 472,882
480,000 5.375%,  11/15/2029
f
487,649
450,000 4.875%,  6/15/2030
f
447,995
News Corporation
395,000 3.875%,  5/15/2029
f
351,056
NTT Finance Corporation
940,000 4.372%,  7/27/2027
f
931,608
Omnicom Group, Inc.
530,000 3.600%,  4/15/2026 514,298
330,000 4.200%,  6/1/2030 317,270
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
174,000 6.250%,  6/15/2025
f
173,127
Playtika Holding Corporation
348,000 4.250%,  3/15/2029
f
289,710
Radiate Holdco, LLC/Radiate
Finance, Inc.
235,000 6.500%,  9/15/2028
f
96,350
Scripps Escrow II, Inc.
156,000 3.875%,  1/15/2029
f
122,407
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
f
500,872
295,000 4.000%,  7/15/2028
f
253,387
Sprint Capital Corporation
273,000 6.875%,  11/15/2028 293,347
1,233,000 8.750%,  3/15/2032 1,501,178
Sprint Corporation
571,000 7.625%,  2/15/2025 592,108
TEGNA, Inc.
586,000 4.625%,  3/15/2028 511,285
Telecom Italia Capital SA
126,000 6.000%,  9/30/2034 108,045
Telecom Italia SPA
173,000 5.303%,  5/30/2024
f
169,540
Telesat Canada/Telesat, LLC
215,000 4.875%,  6/1/2027
f
111,379
80,000 6.500%,  10/15/2027
f
24,800
T-Mobile USA, Inc.
1,343,000 3.600%,  11/15/2060 957,248
280,000 2.875%,  2/15/2031 241,539
674,000 3.500%,  4/15/2031 606,040
900,000 4.375%,  4/15/2040 806,598
United States Cellular Corporation
360,000 6.700%,  12/15/2033 313,200
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
529,000 4.750%,  4/15/2028
f
408,880
Univision Communications, Inc.
559,000 6.625%,  6/1/2027
f
530,044
Verizon Communications, Inc.
806,000 3.000%,  11/20/2060 516,828
476,000 2.100%,  3/22/2028 424,031
2,342,000 2.650%,  11/20/2040 1,672,196
1,219,000 3.400%,  3/22/2041 969,169
VTR Finance NV
270,000 6.375%,  7/15/2028
f
108,675
Principal
Amount Long-Term Fixed Income (37.9%) Value
Communications Services (1.1%) - continued
VZ Secured Financing BV
$ 561,000 5.000%,  1/15/2032
f
$ 457,616
Walt Disney Company
1,073,000 3.600%,  1/13/2051 871,843
WMG Acquisition Corporation
81,000 3.750%,  12/1/2029
f
71,736
110,000 3.875%,  7/15/2030
f
96,583
275,000 3.000%,  2/15/2031
f,h
229,906
YPSO Finance BIS SA
176,000 10.500%,  5/15/2027
f
134,640
Total 50,465,357
Consumer Cyclical (1.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
640,000 4.375%,  1/15/2028
f
590,816
Adient Global Holdings, Ltd.
225,000 4.875%,  8/15/2026
f
216,844
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
230,000 6.625%,  7/15/2026
f
221,031
235,000 6.000%,  6/1/2029
f
175,418
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
330,000 4.625%,  6/1/2028
f
279,262
285,000 4.625%,  6/1/2028
f
239,216
Allison Transmission, Inc.
590,000 3.750%,  1/30/2031
f
503,376
Amazon.com, Inc.
670,000 3.875%,  8/22/2037 623,242
American Axle & Manufacturing,
Inc.
660,000 6.500%,  4/1/2027
h
607,200
Arko Corporation
264,000 5.125%,  11/15/2029
f
218,510
Ashton Woods USA, LLC/Ashton
Woods Finance Company
260,000 4.625%,  8/1/2029
f
210,600
160,000 4.625%,  4/1/2030
f
131,739
Boyd Gaming Corporation
395,000 4.750%,  6/15/2031
f
358,739
Boyne USA, Inc.
305,000 4.750%,  5/15/2029
f
272,296
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
370,000 6.250%,  9/15/2027
f
325,220
Caesars Entertainment, Inc.
608,000 6.250%,  7/1/2025
f
608,028
135,000 8.125%,  7/1/2027
f
137,700
426,000 4.625%,  10/15/2029
f
372,537
Carnival Corporation
295,000 10.500%,  2/1/2026
f
307,366
262,000 7.625%,  3/1/2026
f
239,075
647,000 5.750%,  3/1/2027
f
530,754
162,000 4.000%,  8/1/2028
f
139,454
Cedar Fair, LP
388,000 5.250%,  7/15/2029
h
361,732
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
f
248,153
Cinemark USA, Inc.
550,000 5.875%,  3/15/2026
f,h
518,782

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Consumer Cyclical (1.1%) - continued
Clarios Global, LP/Clarios US
Finance Company
$ 205,000 8.500%,  5/15/2027
f,h
$ 205,769
D.R. Horton, Inc.
480,000 2.600%,  10/15/2025 448,971
Daimler Trucks Finance North
America, LLC
839,000 2.000%,  12/14/2026
f
755,524
Dana, Inc.
425,000 5.625%,  6/15/2028 399,124
Expedia Group, Inc.
1,350,000 3.250%,  2/15/2030 1,169,908
Ford Motor Company
636,000 3.250%,  2/12/2032 499,868
359,000 6.100%,  8/19/2032 347,891
Ford Motor Credit Company, LLC
859,000 2.300%,  2/10/2025 796,100
1,100,000 4.134%,  8/4/2025 1,046,393
690,000 2.700%,  8/10/2026 614,093
300,000 7.350%,  3/6/2030 308,250
Forestar Group, Inc.
275,000 3.850%,  5/15/2026
f
247,405
General Motors Company
700,000 6.125%,  10/1/2025 713,217
1,150,000 6.800%,  10/1/2027 1,216,181
General Motors Financial
Company, Inc.
450,000 1.500%,  6/10/2026 400,532
GLP Capital, LP
1,004,000 5.750%,  6/1/2028 979,307
Goodyear Tire & Rubber Company
270,000 5.000%,  7/15/2029
h
241,218
200,000 5.250%,  7/15/2031
h
172,746
Guitar Center Escrow Issuer II, Inc.
127,000 8.500%,  1/15/2026
f,h
111,442
Hanesbrands, Inc.
367,000 4.875%,  5/15/2026
f,h
347,732
Hilton Domestic Operating
Company, Inc.
725,000 4.875%,  1/15/2030 694,448
163,000 3.625%,  2/15/2032
f
137,531
Hilton Grand Vacations Borrower
Escrow, LLC
263,000 5.000%,  6/1/2029
f
233,593
Home Depot, Inc.
555,000 5.400%,  9/15/2040 582,699
840,000 4.250%,  4/1/2046 765,364
700,000 3.900%,  6/15/2047 601,284
Hyundai Capital America
1,000,000 1.800%,  1/10/2028
f
848,093
Hyundai Capital Services, Inc.
535,000 2.125%,  4/24/2025
f
501,711
International Game Technology plc
445,000 5.250%,  1/15/2029
f
426,087
Jacobs Entertainment, Inc.
223,000 6.750%,  2/15/2029
f
194,830
KB Home
360,000 4.800%,  11/15/2029 329,400
Kia Corporation
535,000 2.375%,  2/14/2025
f
507,989
Kohl's Corporation
653,000 3.375%,  5/1/2031 440,749
715,000 5.550%,  7/17/2045 416,781
Principal
Amount Long-Term Fixed Income (37.9%) Value
Consumer Cyclical (1.1%) - continued
L Brands, Inc.
$ 600,000 6.625%,  10/1/2030
f
$ 584,928
140,000 6.875%,  11/1/2035 126,208
Lennar Corporation
1,225,000 4.750%,  5/30/2025 1,206,404
Lowe's Companies, Inc.
536,000 5.625%,  4/15/2053 537,750
1,350,000 2.625%,  4/1/2031 1,153,845
Macy's Retail Holdings, LLC
390,000 5.875%,  4/1/2029
f
360,746
Marriott International, Inc./MD
885,000 4.625%,  6/15/2030 859,214
Mattamy Group Corporation
306,000 5.250%,  12/15/2027
f
288,023
McDonald's Corporation
1,140,000 4.450%,  3/1/2047 1,043,901
Michaels Companies, Inc.
265,000 5.250%,  5/1/2028
f
220,863
NCL Corporation, Ltd.
151,000 3.625%,  12/15/2024
f
140,430
111,000 5.875%,  3/15/2026
f
94,470
429,000 5.875%,  2/15/2027
f
400,043
Nissan Motor Acceptance
Company, LLC
880,000 1.125%,  9/16/2024
f
822,581
Nissan Motor Company, Ltd.
144,000 3.522%,  9/17/2025
f
136,426
149,000 4.345%,  9/17/2027
f
140,575
186,000 4.810%,  9/17/2030
f
168,425
Nordstrom, Inc.
132,000 4.375%,  4/1/2030 102,234
187,000 4.250%,  8/1/2031 133,705
PENN Entertainment, Inc.
395,000 4.125%,  7/1/2029
f,h
329,379
PetSmart, Inc./PetSmart Finance
Corporation
520,000 4.750%,  2/15/2028
f
488,150
350,000 7.750%,  2/15/2029
f
343,564
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
688,000 5.750%,  4/15/2026
f
682,840
305,000 6.250%,  1/15/2028
f
285,175
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
500,000 5.750%,  1/15/2029
f
374,230
Royal Caribbean Cruises, Ltd.
169,000 11.500%,  6/1/2025
f
180,200
628,000 4.250%,  7/1/2026
f
563,630
368,000 9.250%,  1/15/2029
f
391,000
132,000 7.250%,  1/15/2030
f
132,825
Scientific Games International, Inc.
490,000 7.250%,  11/15/2029
f
490,946
62,000 6.625%,  3/1/2030
f
54,788
SeaWorld Parks and
Entertainment, Inc.
161,000 5.250%,  8/15/2029
f
145,322
Six Flags Theme Parks, Inc.
136,000 7.000%,  7/1/2025
f,h
137,406
Staples, Inc.
314,000 7.500%,  4/15/2026
f
275,105
284,000 10.750%,  4/15/2027
f,h
205,900
Starbucks Corporation
670,000 4.750%,  2/15/2026 673,814

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Consumer Cyclical (1.1%) - continued
Station Casinos, LLC
$ 307,000 4.625%,  12/1/2031
f,h
$ 259,262
Target Corporation
805,000 2.950%,  1/15/2052 581,930
Toll Brothers Finance Corporation
500,000 3.800%,  11/1/2029 449,183
Toyota Motor Credit Corporation
718,000 4.700%,  1/12/2033 730,664
Travel + Leisure Company
170,000 6.625%,  7/31/2026
f
170,660
Tripadvisor, Inc.
84,000 7.000%,  7/15/2025
f
84,184
Uber Technologies, Inc.
310,000 6.250%,  1/15/2028
f,h
309,225
VICI Properties, LP/VICI Note
Company, Inc.
1,489,000 4.625%,  6/15/2025
f
1,439,586
500,000 5.750%,  2/1/2027
f
490,816
342,000 3.750%,  2/15/2027
f
315,723
Viking Cruises, Ltd.
534,000 5.875%,  9/15/2027
f
459,817
Volkswagen Group of America
Finance, LLC
638,000 4.350%,  6/8/2027
f
621,966
Wabash National Corporation
426,000 4.500%,  10/15/2028
f
369,328
Walmart, Inc.
804,000 4.500%,  9/9/2052 802,786
Wyndham Hotels & Resorts, Inc.
215,000 4.375%,  8/15/2028
f
198,065
Yum! Brands, Inc.
500,000 4.750%,  1/15/2030
f
477,695
Total 48,175,255
Consumer Non-Cyclical (1.3%)
1375209 B.C., Ltd.
278,000 9.000%,  1/30/2028
f
275,637
Abbott Laboratories
1,408,000 4.750%,  11/30/2036 1,462,583
AbbVie, Inc.
575,000 2.950%,  11/21/2026 547,106
1,250,000 4.300%,  5/14/2036 1,174,956
450,000 4.850%,  6/15/2044 430,917
675,000 4.875%,  11/14/2048 649,855
Albertsons Companies, Inc./
Safeway, Inc.
521,000 4.625%,  1/15/2027
f
503,851
566,000 3.500%,  3/15/2029
f
492,473
Amgen, Inc.
1,375,000 4.200%,  2/22/2052 1,166,601
808,000 5.250%,  3/2/2030 826,408
808,000 5.600%,  3/2/2043 832,482
Anheuser-Busch InBev Worldwide,
Inc.
926,000 4.700%,  2/1/2036 922,134
1,350,000 4.375%,  4/15/2038 1,281,945
Aramark Services, Inc.
524,000 5.000%,  2/1/2028
f
495,948
Archer-Daniels-Midland Company
1,203,000 2.700%,  9/15/2051 832,577
AstraZeneca plc
1,400,000 3.000%,  5/28/2051 1,064,353
Principal
Amount Long-Term Fixed Income (37.9%) Value
Consumer Non-Cyclical (1.3%) - continued
Avantor Funding, Inc.
$ 340,000 4.625%,  7/15/2028
f
$ 322,150
B&G Foods, Inc.
174,000 5.250%,  4/1/2025 162,038
167,000 5.250%,  9/15/2027 143,203
BAT Capital Corporation
268,000 7.750%,  10/19/2032 296,855
Bausch Health Companies, Inc.
153,000 5.500%,  11/1/2025
f,h
125,783
335,000 4.875%,  6/1/2028
f
197,650
370,000 11.000%,  9/30/2028
f
272,261
Becton, Dickinson and Company
291,000 3.794%,  5/20/2050 235,797
865,000 3.700%,  6/6/2027 835,725
BellRing Brands, Inc.
232,000 7.000%,  3/15/2030
f
235,009
Bristol-Myers Squibb Company
1,344,000 3.550%,  3/15/2042 1,143,073
Bunge, Ltd. Finance Corporation
940,000 2.750%,  5/14/2031 799,443
Cargill, Inc.
809,000 3.125%,  5/25/2051
f
594,962
Central Garden & Pet Company
500,000 4.125%,  10/15/2030 441,800
Cheplapharm Arzneimittel GmbH
60,000 5.500%,  1/15/2028
f
53,414
Chobani, LLC/Chobani Finance
Corporation, Inc.
399,000 4.625%,  11/15/2028
f
363,589
CHS/Community Health Systems,
Inc.
96,000 8.000%,  12/15/2027
f
93,011
290,000 6.000%,  1/15/2029
f
245,305
Colgate-Palmolive Company
669,000 4.600%,  3/1/2033 694,505
Constellation Brands, Inc.
1,120,000 3.600%,  2/15/2028 1,065,512
475,000 2.875%,  5/1/2030 416,626
Coty, Inc.
313,000 5.000%,  4/15/2026
f
301,996
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
493,000 4.750%,  1/15/2029
f
460,333
CVS Health Corporation
1,205,000 5.625%,  2/21/2053 1,220,702
873,000 5.125%,  2/21/2030 884,959
1,295,000 4.875%,  7/20/2035 1,263,657
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
f
277,823
Eli Lilly & Company
401,000 4.950%,  2/27/2063 412,587
Embecta Corporation
128,000 6.750%,  2/15/2030
f
116,480
Encompass Health Corporation
615,000 4.500%,  2/1/2028 573,235
Energizer Holdings, Inc.
455,000 4.750%,  6/15/2028
f
409,481
General Mills, Inc.
214,000 4.950%,  3/29/2033 217,325
HCA, Inc.
442,000 5.375%,  2/1/2025 442,185
921,000 3.500%,  9/1/2030 820,326

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Consumer Non-Cyclical (1.3%) - continued
HLF Financing SARL, LLC/
Herbalife International, Inc.
$ 726,000 4.875%,  6/1/2029
f
$ 551,760
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
f
1,078,269
Jazz Securities DAC
223,000 4.375%,  1/15/2029
f
205,160
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
804,000 4.375%,  2/2/2052
f
581,032
533,000 5.500%,  1/15/2030
f
508,823
743,000 3.000%,  5/15/2032
f
581,925
Kenvue, Inc.
1,077,000 5.350%,  3/22/2026
f
1,105,106
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 618,716
Kraft Heinz Foods Company
900,000 3.875%,  5/15/2027 878,713
140,000 5.200%,  7/15/2045 135,682
900,000 4.375%,  6/1/2046 784,077
Lamb Weston Holdings, Inc.
241,000 4.125%,  1/31/2030
f
220,515
Mattel, Inc.
475,000 3.375%,  4/1/2026
f
447,134
670,000 5.450%,  11/1/2041 564,143
Medtronic, Inc.
804,000 4.375%,  3/15/2035 792,709
Mozart Debt Merger Sub, Inc.
391,000 3.875%,  4/1/2029
f
339,193
262,000 5.250%,  10/1/2029
f,h
227,314
Nestle Holdings, Inc.
1,202,000 5.250%,  3/13/2026
f
1,233,390
Newell Brands, Inc.
774,000 4.450%,  4/1/2026 744,975
Organon & Company/Organon
Foreign Debt Co-Issuer BV
384,000 4.125%,  4/30/2028
f
351,018
Owens & Minor, Inc.
276,000 6.625%,  4/1/2030
f,h
237,015
PepsiCo, Inc.
725,000 4.200%,  7/18/2052 691,885
Performance Food Group, Inc.
243,000 4.250%,  8/1/2029
f
218,207
Perrigo Finance Unlimited
Company
624,000 4.375%,  3/15/2026 597,311
Pfizer, Inc.
1,090,000 2.700%,  5/28/2050 778,908
Philip Morris International, Inc.
803,000 4.875%,  2/13/2026 808,882
550,000 5.125%,  11/17/2027 562,820
550,000 5.625%,  11/17/2029 574,676
Post Holdings, Inc.
158,000 5.625%,  1/15/2028
f
154,840
150,000 5.500%,  12/15/2029
f
141,350
322,000 4.500%,  9/15/2031
f
283,392
Primo Water Holdings, Inc.
333,000 4.375%,  4/30/2029
f
290,573
Reynolds American, Inc.
952,000 5.700%,  8/15/2035 900,039
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
f
680,507
Principal
Amount Long-Term Fixed Income (37.9%) Value
Consumer Non-Cyclical (1.3%) - continued
Scotts Miracle-Gro Company
$ 249,000 4.500%,  10/15/2029
h
$ 214,095
SEG Holding, LLC
560,000 5.625%,  10/15/2028
f
530,551
Simmons Foods, Inc.
530,000 4.625%,  3/1/2029
f
430,694
Spectrum Brands, Inc.
250,000 5.000%,  10/1/2029
f
216,968
210,000 5.500%,  7/15/2030
f
184,780
Syneos Health, Inc.
450,000 3.625%,  1/15/2029
f
369,854
Sysco Corporation
1,200,000 6.600%,  4/1/2040 1,323,389
Takeda Pharmaceutical Company,
Ltd.
800,000 3.175%,  7/9/2050 571,421
Teleflex, Inc.
630,000 4.250%,  6/1/2028
f
599,076
Tenet Healthcare Corporation
144,000 4.625%,  7/15/2024 142,044
1,120,000 5.125%,  11/1/2027 1,075,257
205,000 6.125%,  10/1/2028 196,476
Teva Pharmaceutical Finance
Netherlands III BV
811,000 3.150%,  10/1/2026 733,955
Thermo Fisher Scientific, Inc.
560,000 2.000%,  10/15/2031 466,766
TreeHouse Foods, Inc.
438,000 4.000%,  9/1/2028
h
387,149
United Natural Foods, Inc.
278,000 6.750%,  10/15/2028
f
258,376
Zoetis, Inc.
1,266,000 4.700%,  2/1/2043 1,182,478
Total 56,852,014
Energy (1.0%)
Antero Resources Corporation
330,000 5.375%,  3/1/2030
f
306,982
Archrock Partners, LP/Archrock
Partners Finance Corporation
480,000 6.250%,  4/1/2028
f
460,800
BP Capital Markets America, Inc.
1,707,000 2.939%,  6/4/2051 1,183,619
500,000 3.543%,  4/6/2027 484,863
Buckeye Partners, LP
480,000 3.950%,  12/1/2026 434,309
Callon Petroleum Company
317,000 8.250%,  7/15/2025 314,781
177,000 7.500%,  6/15/2030
f,h
166,380
Canadian Natural Resources, Ltd.
340,000 2.050%,  7/15/2025 317,640
430,000 2.950%,  7/15/2030 373,417
Cheniere Energy Partners, LP
2,144,000 4.500%,  10/1/2029 1,991,799
159,000 3.250%,  1/31/2032 131,353
Cheniere Energy, Inc.
427,000 4.625%,  10/15/2028 405,881
Chesapeake Energy Corporation
585,000 6.750%,  4/15/2029
f
580,765
Chord Energy Corporation
335,000 6.375%,  6/1/2026
f
331,807
CNX Resources Corporation
265,000 6.000%,  1/15/2029
f
247,775

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Energy (1.0%) - continued
Comstock Resources, Inc.
$ 330,000 5.875%,  1/15/2030
f
$ 283,519
Continental Resources, Inc.
936,000 2.268%,  11/15/2026
f
831,245
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
306,000 5.500%,  6/15/2031
f
275,048
CrownRock, LP/CrownRock
Finance, Inc.
384,000 5.625%,  10/15/2025
f
376,343
Devon Energy Corporation
1,644,000 4.500%,  1/15/2030 1,570,111
DT Midstream, Inc.
405,000 4.125%,  6/15/2029
f
355,064
135,000 4.375%,  6/15/2031
f
117,611
Enbridge, Inc.
937,000 2.500%,  2/14/2025 897,400
Endeavor Energy Resources, LP/
EER Finance, Inc.
372,000 5.750%,  1/30/2028
f
369,210
Enerflex, Ltd.
224,000 9.000%,  10/15/2027
f
217,840
Energy Transfer, LP
700,000 4.000%,  10/1/2027 667,103
765,000 4.900%,  3/15/2035 714,717
600,000 5.150%,  2/1/2043 523,211
1,090,000 6.000%,  6/15/2048 1,041,558
EnLink Midstream Partners, LP
440,000 4.850%,  7/15/2026 423,500
EnLink Midstream, LLC
164,000 6.500%,  9/1/2030
f
165,838
Enterprise Products Operating,
LLC
1,100,000 3.300%,  2/15/2053 795,754
EQM Midstream Partners, LP
280,000 4.750%,  1/15/2031
f
232,400
EQT Corporation
806,000 6.125%,  2/1/2025 810,794
805,000 3.900%,  10/1/2027 756,636
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 955,461
Ferrellgas, LP/Ferrellgas Finance
Corporation
276,000 5.375%,  4/1/2026
f
258,405
Genesis Energy LP/Genesis
Energy Finance Corporation
221,000 8.875%,  4/15/2030 223,762
Halliburton Company
900,000 4.850%,  11/15/2035 865,082
537,000 5.000%,  11/15/2045 488,835
Harvest Midstream, LP
638,000 7.500%,  9/1/2028
f
636,290
Hess Midstream Operations, LP
350,000 5.625%,  2/15/2026
f
346,465
192,000 5.500%,  10/15/2030
f
178,534
Hilcorp Energy I, LP/Hilcorp
Finance Company
430,000 5.750%,  2/1/2029
f
395,834
318,000 6.250%,  4/15/2032
f
294,150
Holly Energy Partners, LP/Holly
Energy Finance Corporation
200,000 6.375%,  4/15/2027
f
197,775
Principal
Amount Long-Term Fixed Income (37.9%) Value
Energy (1.0%) - continued
Howard Midstream Energy
Partners, LLC
$ 409,000 6.750%,  1/15/2027
f
$ 385,671
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
f
320,842
Laredo Petroleum, Inc.
655,000 7.750%,  7/31/2029
f
546,375
Magellan Midstream Partners, LP
750,000 5.000%,  3/1/2026 756,317
MEG Energy Corporation
355,000 7.125%,  2/1/2027
f
362,133
MPLX, LP
660,000 4.875%,  6/1/2025 655,166
1,073,000 4.950%,  9/1/2032 1,049,355
202,000 5.000%,  3/1/2033 197,671
Murphy Oil Corporation
240,000 5.875%,  12/1/2027 233,744
Nabors Industries, Ltd.
505,000 7.250%,  1/15/2026
f
481,644
National Fuel Gas Company
975,000 5.500%,  1/15/2026 974,787
New Fortress Energy, Inc.
180,000 6.750%,  9/15/2025
f
173,250
NuStar Logistics, LP
500,000 5.750%,  10/1/2025 486,267
Occidental Petroleum Corporation
130,000 8.500%,  7/15/2027 143,000
280,000 6.450%,  9/15/2036 294,400
Ovintiv Exploration, Inc.
933,000 5.375%,  1/1/2026 934,600
Phillips 66
601,000 4.950%,  12/1/2027 603,672
Precision Drilling Corporation
335,000 6.875%,  1/15/2029
f
304,012
Range Resources Corporation
331,000 4.750%,  2/15/2030
f,h
301,716
SM Energy Company
304,000 6.625%,  1/15/2027
h
292,039
200,000 6.500%,  7/15/2028
h
190,852
Southwestern Energy Company
219,000 5.375%,  2/1/2029 206,407
295,000 5.375%,  3/15/2030 277,341
191,000 4.750%,  2/1/2032 168,651
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
351,000 5.875%,  3/1/2027 340,504
Suncor Energy, Inc.
977,000 7.150%,  2/1/2032 1,081,157
Sunoco, LP/Sunoco Finance
Corporation
385,000 5.875%,  3/15/2028 369,600
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
459,000 5.500%,  1/15/2028
f
419,693
Targa Resources Corporation
939,000 4.200%,  2/1/2033 844,811
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
f
256,200
Transocean, Inc.
265,000 11.500%,  1/30/2027
f
273,692
166,000 8.750%,  2/15/2030
f
169,320

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Energy (1.0%) - continued
USA Compression Partners, LP/
USA Compression Finance
Corporation
$ 371,000 6.875%,  4/1/2026 $ 360,592
Venture Global Calcasieu Pass,
LLC
389,000 3.875%,  8/15/2029
f
350,878
279,000 6.250%,  1/15/2030
f
281,092
235,000 4.125%,  8/15/2031
f
206,466
Weatherford International, Ltd.
423,000 8.625%,  4/30/2030
f
432,754
Western Midstream Operating, LP
440,000 3.950%,  6/1/2025 421,111
267,000 6.150%,  4/1/2033 270,621
Williams Companies, Inc.
537,000 5.300%,  8/15/2052 506,971
900,000 7.500%,  1/15/2031 1,002,232
Total 41,925,272
Financials (3.1%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,210,000 3.500%,  1/15/2025 1,155,042
950,000 3.875%,  1/23/2028 876,276
475,000 3.400%,  10/29/2033 385,570
Air Lease Corporation
1,350,000 3.000%,  2/1/2030 1,154,808
400,000 2.875%,  1/15/2032 330,406
Aircastle, Ltd.
565,000 5.250%,  8/11/2025
f
552,209
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
211,000 6.750%,  10/15/2027
f
195,702
Ally Financial, Inc.
1,270,000 5.750%,  11/20/2025
h
1,194,163
900,000 8.000%,  11/1/2031 944,622
72,000 6.700%,  2/14/2033 63,964
American Express Company
1,050,000 2.250%,  3/4/2025 1,000,098
American Homes 4 Rent, LP
880,000 2.375%,  7/15/2031 701,291
American International Group, Inc.
603,000 3.900%,  4/1/2026 586,564
536,000 5.125%,  3/27/2033 532,786
AmWINS Group, Inc.
255,000 4.875%,  6/30/2029
f
225,675
ANZ Bank New Zealand, Ltd.
550,000 5.548%,  8/11/2032
b,f
542,035
Aon Corporation/Aon Global
Holdings plc
270,000 5.350%,  2/28/2033 279,668
Ares Capital Corporation
397,000 3.250%,  7/15/2025 362,648
975,000 3.875%,  1/15/2026 898,781
450,000 2.150%,  7/15/2026 385,836
Associated Banc-Corp
650,000 4.250%,  1/15/2025 621,857
Australia & New Zealand Banking
Group, Ltd.
500,000 2.950%,  7/22/2030
b,f
462,028
Avolon Holdings Funding, Ltd.
471,000 5.250%,  5/15/2024
f
466,270
250,000 4.250%,  4/15/2026
f
235,069
Principal
Amount Long-Term Fixed Income (37.9%) Value
Financials (3.1%) - continued
Banco Santander Mexico SA
$ 675,000 5.375%,  4/17/2025
f
$ 671,287
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
938,280
Bank of America Corporation
924,000 5.080%,  1/20/2027
b
921,134
500,000 1.734%,  7/22/2027
b
448,355
1,210,000 3.824%,  1/20/2028
b
1,156,039
450,000 2.087%,  6/14/2029
b
387,545
1,200,000 2.496%,  2/13/2031
b
1,016,316
1,250,000 1.922%,  10/24/2031
b
996,981
804,000 2.972%,  2/4/2033
b
677,001
1,609,000 4.571%,  4/27/2033
b
1,531,607
1,075,000 3.846%,  3/8/2037
b
916,426
Bank of Montreal
397,000 1.500%,  1/10/2025 373,353
Bank of Nova Scotia
275,000 4.850%,  2/1/2030 271,614
Barclays plc
1,185,000 4.972%,  5/16/2029
b
1,142,980
825,000 5.746%,  8/9/2033
b
808,205
Berkshire Hathaway Finance
Corporation
1,071,000 2.850%,  10/15/2050 755,411
Blackstone Private Credit Fund
799,000 2.700%,  1/15/2025 735,690
BNP Paribas SA
1,340,000 3.132%,  1/20/2033
b,f
1,118,869
BPCE SA
860,000 3.500%,  10/23/2027
f
785,538
Camden Property Trust
1,500,000 3.150%,  7/1/2029 1,333,045
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 932,215
805,000 2.636%,  3/3/2026
b
745,787
Centene Corporation
272,000 4.625%,  12/15/2029 255,745
515,000 3.000%,  10/15/2030 433,672
1,312,000 2.625%,  8/1/2031 1,063,127
Charles Schwab Corporation
1,340,000 2.450%,  3/3/2027 1,200,248
Chubb INA Holdings, Inc.
737,000 4.350%,  11/3/2045 678,446
Citigroup, Inc.
721,000 0.981%,  5/1/2025
b
684,958
1,240,000 4.400%,  6/10/2025 1,208,666
528,000 1.281%,  11/3/2025
b
493,194
620,000 3.200%,  10/21/2026 584,912
1,404,000 3.668%,  7/24/2028
b
1,330,151
415,000 4.125%,  7/25/2028 391,791
700,000 3.520%,  10/27/2028
b
654,335
1,141,000 4.910%,  5/24/2033
b
1,119,929
Coinbase Global, Inc.
112,000 3.625%,  10/1/2031
f
62,720
Commerzbank AG
1,100,000 8.125%,  9/19/2023
f
1,084,151
Cooperatieve Rabobank UA
1,071,000 5.564%,  2/28/2029
b,f
1,078,183
Corebridge Financial, Inc.
536,000 4.400%,  4/5/2052
f
419,278
402,000 4.350%,  4/5/2042
f
330,548
Credit Acceptance Corporation
450,000 5.125%,  12/31/2024
f
427,711

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Financials (3.1%) - continued
Credit Agricole SA
$ 550,000 6.875%,  9/23/2024
b,f,k
$ 511,684
Credit Suisse Group AG
565,000 2.593%,  9/11/2025
b,f
523,303
775,000 7.250%,  9/12/2025
b,f,k,l
31,000
1,375,000 2.193%,  6/5/2026
b,f
1,224,029
668,000 3.091%,  5/14/2032
b,f
537,052
Danske Bank AS
400,000 0.976%,  9/10/2025
b,f
371,501
Deutsche Bank AG
950,000 3.729%,  1/14/2032
b
708,501
Discover Bank
1,410,000 4.682%,  8/9/2028
b
1,290,530
Discover Financial Services
275,000 6.700%,  11/29/2032 283,509
Drawbridge Special Opportunities
Fund, LP
600,000 3.875%,  2/15/2026
f
531,041
Elevance Health, Inc.
900,000 3.125%,  5/15/2050 648,648
725,000 4.625%,  5/15/2042 676,772
EPR Properties
355,000 4.950%,  4/15/2028 296,413
541,000 3.600%,  11/15/2031 404,736
ERP Operating, LP
267,000 3.375%,  6/1/2025 258,014
First Horizon Bank
225,000 5.750%,  5/1/2030 211,420
First Horizon National Corporation
900,000 4.000%,  5/26/2025 839,005
First-Citizens Bank & Trust
Company
1,005,000 6.125%,  3/9/2028 978,713
Five Corners Funding Trust IV
536,000 5.997%,  2/15/2053
f
551,538
Fortress Transportation and
Infrastructure Investors, LLC
279,000 6.500%,  10/1/2025
f
279,186
139,000 9.750%,  8/1/2027
f
146,658
156,000 5.500%,  5/1/2028
f
142,325
FS KKR Capital Corporation
955,000 4.250%,  2/14/2025
f
896,640
1,137,000 3.400%,  1/15/2026 1,020,313
Genworth Mortgage Holdings, Inc.
209,000 6.500%,  8/15/2025
f
203,775
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
800,000 3.750%,  12/15/2027
f
632,976
goeasy, Ltd.
111,000 5.375%,  12/1/2024
f
104,700
Goldman Sachs Group, Inc.
684,000 1.948%,  10/21/2027
b
611,102
230,000 1.992%,  1/27/2032
b
183,730
2,413,000 3.102%,  2/24/2033
b
2,072,212
460,000 4.750%,  10/21/2045 424,787
Healthpeak OP, LLC
173,000 3.400%,  2/1/2025 167,651
HSBC Holdings plc
1,502,000 1.162%,  11/22/2024
b
1,457,525
1,525,000 3.803%,  3/11/2025
b
1,491,214
1,000,000 2.999%,  3/10/2026
b
943,170
1,040,000 3.900%,  5/25/2026 986,830
Principal
Amount Long-Term Fixed Income (37.9%) Value
Financials (3.1%) - continued
$ 800,000 5.402%,  8/11/2033
b
$ 790,724
HUB International, Ltd.
416,000 5.625%,  12/1/2029
f
362,450
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
455,000 4.750%,  9/15/2024 443,811
390,000 6.375%,  12/15/2025 383,057
173,000 5.250%,  5/15/2027 162,328
Intercontinental Exchange, Inc.
650,000 4.950%,  6/15/2052 633,206
Invitation Homes Operating
Partnership, LP
670,000 2.000%,  8/15/2031 513,927
J.P. Morgan Chase & Company
450,000 0.824%,  6/1/2025
b
426,425
774,000 1.561%,  12/10/2025
b
725,848
725,000 1.040%,  2/4/2027
b
647,137
714,000 1.578%,  4/22/2027
b
641,511
1,075,000 2.947%,  2/24/2028
b
996,290
1,350,000 4.203%,  7/23/2029
b
1,304,191
700,000 2.522%,  4/22/2031
b
598,407
975,000 1.953%,  2/4/2032
b
784,388
1,073,000 4.586%,  4/26/2033
b
1,039,013
805,000 4.912%,  7/25/2033
b
800,126
1,125,000 3.882%,  7/24/2038
b
990,933
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
112,000 5.000%,  8/15/2028
f
94,818
KeyBank NA/Cleveland, OH
599,000 5.000%,  1/26/2033 556,496
KeyCorp
425,000 3.878%,  5/23/2025
b
409,662
Kimco Realty Corporation
1,072,000 3.300%,  2/1/2025 1,030,643
Lloyds Banking Group plc
802,000 5.871%,  3/6/2029
b
808,605
LPL Holdings, Inc.
340,000 4.000%,  3/15/2029
f
306,000
Macquarie Group, Ltd.
961,000 1.201%,  10/14/2025
b,f
895,476
Marsh & McLennan Companies,
Inc.
201,000 5.450%,  3/15/2053 207,000
Massachusetts Mutual Life
Insurance Company
1,000,000 3.200%,  12/1/2061
*
644,926
Mitsubishi UFJ Financial Group,
Inc.
730,000 0.962%,  10/11/2025
b
679,875
802,000 5.422%,  2/22/2029
b
809,526
1,350,000 2.048%,  7/17/2030 1,103,344
Molina Healthcare, Inc.
286,000 4.375%,  6/15/2028
f
266,063
Morgan Stanley
825,000 2.630%,  2/18/2026
b
782,958
475,000 2.188%,  4/28/2026
b
445,673
1,350,000 4.350%,  9/8/2026 1,314,975
1,053,000 5.050%,  1/28/2027
b
1,050,060
1,704,000 3.591%,  7/22/2028
b
1,609,544
1,250,000 3.622%,  4/1/2031
b
1,143,085
939,000 5.297%,  4/20/2037
b
885,195
700,000 2.802%,  1/25/2052
b
461,424

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Financials (3.1%) - continued
MPT Operating Partnership, LP/
MPT Finance Corporation
$ 385,000 4.625%,  8/1/2029
h
$ 284,419
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 394,185
Nationstar Mortgage Holdings,
Inc.
277,000 6.000%,  1/15/2027
f
251,377
NatWest Group plc
850,000 4.445%,  5/8/2030
b
798,170
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
487,000 4.500%,  9/30/2028
f
364,165
New York Life Global Funding
812,000 4.550%,  1/28/2033
f
803,438
Office Properties Income Trust
111,000 4.250%,  5/15/2024
h
103,486
120,000 2.650%,  6/15/2026 81,022
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 648,766
725,000 3.375%,  2/1/2031 572,638
OneMain Finance Corporation
470,000 6.875%,  3/15/2025 455,432
430,000 3.875%,  9/15/2028 340,775
Owl Rock Capital Corporation
225,000 4.250%,  1/15/2026 206,671
Owl Rock Core Income
Corporation
670,000 4.700%,  2/8/2027 605,099
Owl Rock Technology Finance
Corporation
225,000 4.750%,  12/15/2025
f
202,157
Park Intermediate Holdings, LLC
444,000 4.875%,  5/15/2029
f
381,973
Pine Street Trust I
805,000 4.572%,  2/15/2029
f
756,845
PNC Financial Services Group,
Inc.
1,074,000 4.626%,  6/6/2033
b
990,315
PRA Group, Inc.
205,000 7.375%,  9/1/2025
f
203,924
138,000 8.375%,  2/1/2028
f
138,014
Principal Life Global Funding II
720,000 1.250%,  8/16/2026
f
634,651
Prologis, LP
536,000 2.875%,  11/15/2029 477,941
Prudential Financial, Inc.
1,020,000 5.125%,  3/1/2052
b
898,713
Radian Group, Inc.
270,000 4.875%,  3/15/2027 253,880
Realty Income Corporation
995,000 4.125%,  10/15/2026 963,667
947,000 5.625%,  10/13/2032 983,360
1,000,000 2.850%,  12/15/2032 826,466
Regency Centers, LP
1,180,000 4.125%,  3/15/2028 1,118,932
RLJ Lodging Trust, LP
140,000 3.750%,  7/1/2026
f
128,156
343,000 4.000%,  9/15/2029
f
286,447
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
340,000 3.625%,  3/1/2029
f
291,907
Principal
Amount Long-Term Fixed Income (37.9%) Value
Financials (3.1%) - continued
Royal Bank of Canada
$ 415,000 5.000%,  2/1/2033 $ 419,926
Santander Holdings USA, Inc.
268,000 6.499%,  3/9/2029
b
267,753
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
b
783,330
Service Properties Trust
159,000 4.650%,  3/15/2024 155,025
90,000 4.350%,  10/1/2024 86,086
302,000 7.500%,  9/15/2025 297,998
290,000 5.500%,  12/15/2027 259,550
Simon Property Group, LP
1,100,000 3.800%,  7/15/2050 818,338
SLM Corporation
140,000 4.200%,  10/29/2025 126,000
Societe Generale SA
840,000 4.750%,  11/24/2025
f
785,684
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 923,804
Standard Chartered plc
1,609,000 1.822%,  11/23/2025
b,f
1,496,934
State Street Corporation
272,000 4.821%,  1/26/2034
b
270,500
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 780,953
804,000 5.710%,  1/13/2030 830,144
700,000 1.710%,  1/12/2031 544,316
Sumitomo Mitsui Trust Bank, Ltd.
880,000 0.800%,  9/16/2024
f
827,656
Synchrony Financial
330,000 4.250%,  8/15/2024 311,919
71,000 7.250%,  2/2/2033 62,636
Synovus Bank
1,049,000 5.625%,  2/15/2028 941,475
Toronto-Dominion Bank
804,000 5.156%,  1/10/2028 812,466
Truist Financial Corporation
383,000 5.125%,  12/15/2027
b,k
324,593
699,000 5.122%,  1/26/2034
b,h
681,661
U.S. Bancorp
536,000 5.727%,  10/21/2026
b
538,298
UDR, Inc.
675,000 2.100%,  8/1/2032 520,181
United Wholesale Mortgage, LLC
89,000 5.500%,  11/15/2025
f
84,230
218,000 5.500%,  4/15/2029
f
182,030
UnitedHealth Group, Inc.
536,000 5.875%,  2/15/2053 602,461
806,000 4.750%,  5/15/2052 784,588
269,000 4.950%,  5/15/2062 261,820
970,000 4.625%,  7/15/2035 974,372
USI, Inc./NY
112,000 6.875%,  5/1/2025
f
110,320
Wells Fargo & Company
500,000 3.000%,  4/22/2026 472,292
1,140,000 3.000%,  10/23/2026 1,066,451
805,000 3.526%,  3/24/2028
b
759,509
1,200,000 2.393%,  6/2/2028
b
1,080,551
930,000 4.900%,  11/17/2045 828,563
Welltower, Inc.
675,000 2.050%,  1/15/2029 562,981

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Financials (3.1%) - continued
Willis North America, Inc.
$ 1,074,000 4.650%,  6/15/2027 $ 1,056,805
XHR, LP
140,000 6.375%,  8/15/2025
f
137,333
153,000 4.875%,  6/1/2029
f
129,757
Total 135,118,414
Foreign Government (<0.1%)
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
f
859,638
Total 859,638
Mortgage-Backed Securities (8.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
22,763,752 2.500%,  5/1/2051 19,650,192
7,371,268 3.500%,  5/1/2052 6,854,631
7,078,036 4.000%,  5/1/2052 6,824,184
19,622,291 3.500%,  6/1/2052 18,244,266
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
6,109,913 2.500%,  7/1/2030 5,777,169
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
6,673,465 3.000%,  12/1/2036 6,254,869
5,551,407 3.000%,  8/1/2038 5,179,678
8,096,364 3.500%,  5/1/2040 7,724,508
6,240,874 2.500%,  4/1/2042 5,529,049
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
18,562,942 3.000%,  1/1/2052 16,679,756
1,914,995 2.000%,  2/1/2051 1,588,724
3,090,475 2.000%,  2/1/2051 2,567,270
6,854,267 2.500%,  2/1/2051 5,953,210
11,428,686 2.500%,  2/1/2051 9,869,831
33,066,001 2.000%,  3/1/2051 27,417,008
18,996,276 3.000%,  3/1/2052 17,097,480
21,741,876 2.000%,  4/1/2051 18,024,097
19,486,318 2.500%,  4/1/2051 16,830,234
10,938,445 3.000%,  4/1/2051 9,847,594
11,356,183 3.000%,  5/1/2050 10,298,361
3,649,359 2.000%,  5/1/2051 3,024,993
9,090,688 3.000%,  5/1/2051 8,281,864
7,411,095 3.000%,  6/1/2050 6,764,597
17,310,032 2.500%,  7/1/2051 14,944,591
5,175,477 3.500%,  7/1/2051 4,858,044
2,597,874 2.500%,  8/1/2050 2,275,107
10,535,164 3.500%,  8/1/2050 9,890,242
8,094,443 3.500%,  9/1/2052 7,558,693
11,916,933 4.000%,  10/1/2052 11,441,581
3,730,946 2.000%,  11/1/2051 3,089,823
14,794,347 2.000%,  12/1/2050 12,273,860
23,160,739 2.500%,  12/1/2051 20,056,229
10,413,824 4.500%,  12/1/2052 10,292,792
5,500,000 5.500%,  4/1/2042
e
5,555,537
16,100,000 4.500%,  4/1/2049
e,m
15,774,712
18,750,000 5.000%,  4/1/2049
e
18,700,195
Principal
Amount Long-Term Fixed Income (37.9%) Value
Mortgage-Backed Securities (8.7%) - continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 5,435,723 3.500%,  7/1/2061 $ 5,084,589
6,273,477 4.000%,  12/1/2061 5,995,947
Total 384,075,507
Technology (0.8%)
Advanced Micro Devices, Inc.
537,000 4.393%,  6/1/2052 500,248
Analog Devices, Inc.
1,000,000 2.950%,  10/1/2051 732,698
Apple, Inc.
938,000 2.650%,  2/8/2051 657,307
1,975,000 3.750%,  9/12/2047 1,726,765
AthenaHealth Group, Inc.
390,000 6.500%,  2/15/2030
f,h
316,235
Black Knight InfoServ, LLC
478,000 3.625%,  9/1/2028
f
433,035
Broadcom, Inc.
448,000 3.469%,  4/15/2034
f
367,934
1,072,000 3.137%,  11/15/2035
f
824,432
1,100,000 3.187%,  11/15/2036
f
833,599
460,000 4.926%,  5/15/2037
f
418,317
Cloud Software Group, Inc.
312,000 6.500%,  3/31/2029
f
275,997
CommScope Technologies
Finance, LLC
631,000 6.000%,  6/15/2025
f
594,248
CommScope, Inc.
310,000 7.125%,  7/1/2028
f
228,637
Dell International, LLC/EMC
Corporation
2,172,000 6.020%,  6/15/2026 2,229,156
Fiserv, Inc.
1,325,000 2.250%,  6/1/2027 1,199,180
960,000 2.650%,  6/1/2030 828,741
468,000 5.600%,  3/2/2033 485,375
Gartner, Inc.
200,000 3.625%,  6/15/2029
f
178,461
480,000 3.750%,  10/1/2030
f
430,858
Global Payments, Inc.
805,000 5.300%,  8/15/2029 794,945
Intel Corporation
536,000 4.875%,  2/10/2026 542,810
536,000 4.875%,  2/10/2028 544,618
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
f
232,625
540,000 4.875%,  9/15/2029
f
485,306
300,000 5.250%,  7/15/2030
f
270,505
440,000 4.500%,  2/15/2031
f
378,105
KLA Corporation
804,000 3.300%,  3/1/2050 614,573
Mastercard, Inc.
766,000 3.950%,  2/26/2048 688,120
Microchip Technology, Inc.
450,000 0.983%,  9/1/2024 424,778
Microsoft Corporation
620,000 3.041%,  3/17/2062 464,644
950,000 3.700%,  8/8/2046 862,417
MSCI, Inc.
375,000 4.000%,  11/15/2029
f
342,152

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Technology (0.8%) - continued
NCR Corporation
$ 419,000 5.125%,  4/15/2029
f
$ 362,541
416,000 6.125%,  9/1/2029
f,h
410,313
NXP BV/NXP Funding, LLC
475,000 5.550%,  12/1/2028 484,471
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
476,000 4.300%,  6/18/2029 457,141
475,000 3.250%,  5/11/2041 346,065
Open Text Corporation
185,000 3.875%,  12/1/2029
f
155,728
545,000 4.125%,  2/15/2030
f
467,533
Oracle Corporation
536,000 6.900%,  11/9/2052 600,784
1,340,000 6.150%,  11/9/2029 1,427,271
1,400,000 3.850%,  7/15/2036 1,196,506
1,266,000 4.000%,  7/15/2046 965,899
PTC, Inc.
220,000 3.625%,  2/15/2025
f
212,173
210,000 4.000%,  2/15/2028
f
196,238
Rackspace Technology Global,
Inc.
430,000 5.375%,  12/1/2028
f
164,394
Roper Technologies, Inc.
750,000 1.750%,  2/15/2031 599,498
Seagate HDD Cayman
687,780 9.625%,  12/1/2032
f
770,773
Sensata Technologies, Inc.
319,000 3.750%,  2/15/2031
f
279,125
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
150,000 4.625%,  11/1/2026
f
141,000
SS&C Technologies, Inc.
880,000 5.500%,  9/30/2027
f
853,863
Texas Instruments, Inc.
855,000 4.150%,  5/15/2048 795,106
VeriSign, Inc.
310,000 4.750%,  7/15/2027 309,220
Viavi Solutions, Inc.
319,000 3.750%,  10/1/2029
f
272,798
Visa, Inc.
1,073,000 2.000%,  8/15/2050 675,325
1,150,000 2.700%,  4/15/2040 913,282
VMware, Inc.
550,000 4.650%,  5/15/2027 541,503
875,000 2.200%,  8/15/2031 692,746
Total 34,198,117
Transportation (0.3%)
Allegiant Travel Company
252,000 7.250%,  8/15/2027
f
250,866
American Airlines Group, Inc.
97,000 3.750%,  3/1/2025
f,h
89,002
American Airlines, Inc.
556,000 11.750%,  7/15/2025
f
608,286
200,000 7.250%,  2/15/2028
f
194,500
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
944,000 5.500%,  4/20/2026
f
929,002
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
360,000 5.375%,  3/1/2029
f,h
334,233
Principal
Amount Long-Term Fixed Income (37.9%) Value
Transportation (0.3%) - continued
Burlington Northern Santa Fe, LLC
$ 631,000 2.875%,  6/15/2052 $ 441,260
850,000 5.750%,  5/1/2040 913,459
900,000 4.450%,  3/15/2043 833,749
CSX Corporation
720,000 3.800%,  4/15/2050 583,211
Delta Air Lines, Inc.
164,000 7.000%,  5/1/2025
f
168,120
70,000 7.375%,  1/15/2026 72,838
1,451,000 4.750%,  10/20/2028
f
1,399,507
Hawaiian Brand Intellectual
Property, Ltd.
269,000 5.750%,  1/20/2026
f
255,377
Hertz Corporation
260,000 4.625%,  12/1/2026
f
235,430
313,000 5.000%,  12/1/2029
f
259,233
Kansas City Southern
537,000 4.700%,  5/1/2048 491,744
Mileage Plus Holdings, LLC
1,139,850 6.500%,  6/20/2027
f
1,136,179
Norfolk Southern Corporation
1,875,000 4.450%,  3/1/2033 1,823,309
Rand Parent, LLC
289,000 8.500%,  2/15/2030
f
271,660
Ryder System, Inc.
537,000 2.850%,  3/1/2027 493,730
Southwest Airlines Company
910,000 2.625%,  2/10/2030 767,681
Union Pacific Corporation
1,074,000 2.973%,  9/16/2062 710,198
United Airlines, Inc.
307,000 4.375%,  4/15/2026
f
293,711
256,000 4.625%,  4/15/2029
f
231,552
VistaJet Malta Finance plc/XO
Management Holding, Inc.
341,000 6.375%,  2/1/2030
f,h
303,912
XPO Escrow Sub, LLC
335,000 7.500%,  11/15/2027
f
348,400
Total 14,440,149
U.S. Government & Agencies (13.6%)
U.S. Treasury Bonds
20,680,000 1.625%,  11/15/2050 13,261,858
16,875,000 2.250%,  11/15/2027 15,873,047
12,250,000 3.875%,  12/31/2027 12,378,721
31,750,000 2.875%,  5/15/2028 30,626,348
14,120,000 5.250%,  11/15/2028 15,281,039
38,050,000 1.625%,  8/15/2029 33,938,816
11,850,000 1.500%,  2/15/2030 10,388,191
6,250,000 0.875%,  11/15/2030 5,173,828
850,000 1.375%,  11/15/2031 717,453
24,275,000 4.125%,  11/15/2032 25,507,715
1,075,000 4.375%,  5/15/2040 1,172,926
41,740,000 1.375%,  11/15/2040 28,750,055
600,000 3.000%,  5/15/2042 532,781
2,075,000 4.000%,  11/15/2042 2,131,414
27,658,000 2.500%,  5/15/2046 21,962,181
35,275,000 2.875%,  5/15/2049 30,184,928
U.S. Treasury Notes
32,510,000 0.125%,  7/31/2023 32,018,540
21,730,000 0.125%,  8/31/2023 21,324,260
23,100,000 0.125%,  10/15/2023 22,537,840
60,650,000 0.750%,  12/31/2023 58,875,514

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
U.S. Government & Agencies (13.6%) -
continued
$ 65,780,000 2.500%,  1/31/2024 $ 64,577,459
10,000,000 3.000%,  6/30/2024 9,820,703
12,780,000 2.125%,  7/31/2024 12,404,588
15,100,000 2.250%,  11/15/2024 14,626,355
8,000,000 2.125%,  11/30/2024 7,731,563
3,700,000 1.375%,  1/31/2025 3,521,215
15,900,000 4.625%,  2/28/2025 16,054,652
6,000,000 0.250%,  8/31/2025 5,496,328
33,790,000 2.625%,  1/31/2026 32,683,905
3,050,000 0.500%,  2/28/2026 2,772,045
22,580,000 2.500%,  2/28/2026 21,752,655
2,350,000 0.500%,  4/30/2027 2,069,010
4,300,000 0.750%,  1/31/2028 3,755,781
16,200,000 3.500%,  1/31/2028 16,115,203
Total 596,018,917
Utilities (0.7%)
AES Corporation
1,069,000 3.950%,  7/15/2030
f
957,076
Ameren Illinois Company
720,000 4.500%,  3/15/2049 666,666
American Electric Power
Company, Inc.
468,000 5.625%,  3/1/2033 484,088
Appalachian Power Company
560,000 3.300%,  6/1/2027 529,333
Berkshire Hathaway Energy
Company
1,073,000 4.600%,  5/1/2053 978,350
900,000 4.500%,  2/1/2045 804,325
Calpine Corporation
311,000 4.500%,  2/15/2028
f
288,489
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 606,260
CenterPoint Energy, Inc.
500,000 2.500%,  9/1/2024 478,194
225,000 4.250%,  11/1/2028 215,522
Commonwealth Edison Company
800,000 3.700%,  3/1/2045 640,961
Consolidated Edison Company of
New York, Inc.
384,000 4.500%,  12/1/2045 342,409
900,000 4.125%,  5/15/2049 751,774
Consumers Energy Company
1,025,000 4.350%,  4/15/2049 926,314
DTE Electric Company
760,000 3.700%,  3/15/2045 615,327
640,000 3.700%,  6/1/2046 507,408
DTE Energy Company
300,000 4.220%,  11/1/2024 296,622
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 767,259
Duke Energy Florida, LLC
775,000 3.200%,  1/15/2027 739,328
Duke Energy Indiana, LLC
1,085,000 3.750%,  5/15/2046 864,182
Edison International
759,000 5.750%,  6/15/2027 774,919
Exelon Corporation
575,000 4.700%,  4/15/2050 521,154
642,000 4.450%,  4/15/2046 552,322
Principal
Amount Long-Term Fixed Income (37.9%) Value
Utilities (0.7%) - continued
FirstEnergy Corporation
$ 669,000 5.350%,  7/15/2047 $ 593,352
ITC Holdings Corporation
560,000 5.300%,  7/1/2043 537,988
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
f
313,629
Mississippi Power Company
800,000 3.950%,  3/30/2028 769,590
National Rural Utilities Cooperative
Finance Corporation
1,000,000 3.700%,  3/15/2029 949,957
NextEra Energy Capital Holdings,
Inc.
672,000 6.051%,  3/1/2025 683,627
NextEra Energy Operating
Partners, LP
600,000 3.875%,  10/15/2026
f
558,742
NiSource Finance Corporation
675,000 5.650%,  2/1/2045 697,185
NiSource, Inc.
875,000 3.600%,  5/1/2030 807,373
NRG Energy, Inc.
215,000 3.375%,  2/15/2029
f
177,959
804,000 4.450%,  6/15/2029
f
728,986
195,000 5.250%,  6/15/2029
f
181,031
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 720,410
467,000 4.550%,  7/1/2030 437,621
PG&E Corporation
379,000 5.000%,  7/1/2028 357,681
PPL Electric Utilities Corporation
440,000 3.950%,  6/1/2047 376,126
Public Service Company of
Colorado
806,000 4.500%,  6/1/2052 740,380
San Diego Gas & Electric
Company
900,000 4.150%,  5/15/2048 780,376
Southern California Edison
Company
1,135,000 4.000%,  4/1/2047 932,043
Southern Company
269,000 4.475%,  8/1/2024 265,713
665,000 3.250%,  7/1/2026 634,066
1,074,000 5.113%,  8/1/2027 1,076,272
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 512,747
Southwestern Electric Power
Company
542,000 3.900%,  4/1/2045 425,854
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
f
494,020
Virginia Electric and Power
Company
750,000 4.600%,  12/1/2048 679,722
Vistra Operations Company, LLC
900,000 5.125%,  5/13/2025
f
877,073
562,000 5.000%,  7/31/2027
f
531,371

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.9%) Value
Utilities (0.7%) - continued
Xcel Energy, Inc.
$ 604,000 4.600%,  6/1/2032 $ 586,378
Total 31,735,554
Total Long-Term Fixed Income
(cost $1,792,387,923) 1,665,778,634
Shares
Registered Investment
Companies ( 35.4% ) Value
Unaffiliated  (0.6%)
10,870 Communication Services Select
Sector SPDR Fund 630,134
8,474 Invesco QQQ Trust Series 1
h
2,719,561
15,540 Materials Select Sector SPDR
Fund 1,253,456
30,129 SPDR Bloomberg High Yield Bond
ETF
h
2,796,574
32,626 SPDR S&P 500 ETF Trust 13,356,758
2,443 SPDR S&P Biotech ETF
n
186,181
5,214 SPDR S&P Oil & Gas Exploration
ETF 665,254
Total 21,607,918
Affiliated  (34.8%)
18,533,530 Thrivent Core Emerging Markets
Debt Fund 140,854,831
4,105,466 Thrivent Core Emerging Markets
Equity Fund 34,855,409
3,238,469 Thrivent Core International Equity
Fund 30,635,920
8,374,674 Thrivent Core Low Volatility Equity
Fund 94,633,815
973,437 Thrivent Core Mid Cap Value Fund 9,335,262
4,010,082 Thrivent Core Small Cap Value
Fund 36,531,846
4,226,598 Thrivent Global Stock Portfolio 51,373,871
24,386,433 Thrivent High Yield Portfolio 98,584,593
34,480,248 Thrivent Income Portfolio 299,433,370
13,053,584 Thrivent International Allocation
Portfolio 115,928,881
1,644,297 Thrivent International Index
Portfolio 20,553,882
12,491,539 Thrivent Large Cap Value Portfolio 261,391,691
18,151,423 Thrivent Limited Maturity Bond
Portfolio 170,850,272
4,902,788 Thrivent Mid Cap Stock Portfolio 93,891,831
3,845,288 Thrivent Small Cap Stock Portfolio 73,817,223
Total 1,532,672,697
Total Registered Investment
Companies (cost $1,492,985,713) 1,554,280,615
Shares Common Stock ( 15.3% ) Value
Communications Services (1.1%)
26,736 Alphabet, Inc., Class A
n
2,773,325
163,784 Alphabet, Inc., Class C
n
17,033,536
9,372 Altice USA, Inc.
n
32,052
6,204 AMC Networks, Inc.
n
109,066
35 Cable One, Inc. 24,570
122,985 Comcast Corporation 4,662,361
7,413 DISH Network Corporation
n
69,163
345 Electronic Arts, Inc. 41,555
7,220 Emerald Holding, Inc.
n
26,858
685 EverQuote, Inc.
n
9,522
Shares Common Stock (15.3%) Value
Communications Services (1.1%) - continued
3,023 iHeartMedia, Inc.
n
$ 11,790
3,077 Interpublic Group of Companies,
Inc. 114,588
500 Liberty Broadband Corporation,
Class C
n
40,850
9,804 Liberty Global plc, Class A
n
191,178
3,675 Liberty Latin America, Ltd., Class
A
n
30,539
576 Liberty Latin America, Ltd., Class
C
n
4,758
2,339 Live Nation Entertainment, Inc.
n
163,730
41,856 Lumen Technologies, Inc. 110,918
1,747 Match Group, Inc.
n
67,067
37,697 Meta Platforms, Inc.
n
7,989,502
10,287 Netflix, Inc.
n
3,553,953
2,261 New York Times Company 87,908
2,612 Omnicom Group, Inc. 246,416
34,920 QuinStreet, Inc.
n
554,180
758 ROBLOX Corporation
n
34,095
324 SciPlay Corporation
n
5,495
4,413 Sinclair Broadcast Group, Inc. 75,727
1,141 TechTarget, Inc.
n
41,213
6,517 Telephone and Data Systems, Inc. 68,494
2,044 Trade Desk, Inc.
n
124,500
1,143 Tripadvisor, Inc.
n
22,700
47,487 Verizon Communications, Inc. 1,846,770
23,168 Walt Disney Company
n
2,319,812
82,268 Warner Bros. Discovery, Inc.
n
1,242,247
6,476 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
n
56,128
166 Yelp, Inc.
n
5,096
19,225 Ziff Davis, Inc.
n
1,500,511
1,676 ZipRecruiter, Inc.
n
26,716
36,028 ZoomInfo Technologies, Inc.
n
890,252
Total 46,209,141
Consumer Discretionary (1.8%)
4,819 2U, Inc.
n
33,010
3,104 Advance Auto Parts, Inc. 377,477
127,633 Amazon.com, Inc.
n
13,183,213
921 American Axle & Manufacturing
Holdings, Inc.
n
7,193
21,053 Aptiv plc
n
2,361,936
7,076 Autoliv, Inc. 660,615
62 AutoNation, Inc.
n
8,330
1,399 Beazer Homes USA, Inc.
n
22,216
2,357 Best Buy Company, Inc. 184,482
2,995 Bloomin' Brands, Inc. 76,822
1,652 Booking Holdings, Inc.
n
4,381,781
918 Boyd Gaming Corporation 58,862
1,265 Brunswick Corporation 103,730
732 Buckle, Inc. 26,125
5,440 Burlington Stores, Inc.
n
1,099,424
1,555 Cedar Fair, LP 71,048
3,089 Cheesecake Factory, Inc. 108,269
615 Chegg, Inc.
n
10,025
3,577 Chico's FAS, Inc.
n
19,674
2,180 Chipotle Mexican Grill, Inc.
n
3,724,072
476 Chuy's Holdings, Inc.
n
17,065
473 Citi Trends, Inc.
n
8,996
44,839 Clarus Corporation 423,729
175 Columbia Sportswear Company 15,792
4,241 Container Store Group, Inc.
n
14,547
21,460 Cooper-Standard Holdings, Inc.
n
305,590
4,241 Culp, Inc. 22,053

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.3%) Value
Consumer Discretionary (1.8%) - continued
16,395 D.R. Horton, Inc. $ 1,601,628
1,686 Darden Restaurants, Inc. 261,600
5,537 Designer Brands, Inc. 48,393
4,890 Domino's Pizza, Inc. 1,613,064
1,030 Dorman Products, Inc.
n
88,848
1,089 Duolingo, Inc.
n
155,281
3,373 eBay, Inc. 149,660
73,636 Everi Holdings, Inc.
n
1,262,857
192 Expedia Group, Inc.
n
18,630
10,958 Five Below, Inc.
n
2,257,019
3,490 Foot Locker, Inc. 138,518
57,780 Ford Motor Company 728,028
881 Fox Factory Holding Corporation
n
106,927
11,045 Gap, Inc. 110,892
829 Garmin, Ltd. 83,663
44,490 General Motors Company 1,631,893
6,693 Gentex Corporation 187,605
18,647 Goodyear Tire & Rubber
Company
n
205,490
633 Grand Canyon Education, Inc.
n
72,099
19,458 Harley-Davidson, Inc. 738,820
188 Hasbro, Inc. 10,094
326 Hibbet, Inc. 19,228
2,153 Hilton Grand Vacations, Inc.
n
95,658
1,850 Hilton Worldwide Holdings, Inc. 260,610
21,971 Home Depot, Inc. 6,484,082
3,274 Hyatt Hotels Corporation
n
366,000
817 KB Home 32,827
6,546 Kohl's Corporation 154,093
250 Kura Sushi USA, Inc.
n
16,460
1,764 La-Z-Boy, Inc. 51,297
3,436 Lear Corporation 479,288
1,009 Lennar Corporation 106,056
4,667 Lithia Motors, Inc. 1,068,416
11,894 Lowe's Companies, Inc. 2,378,443
431 Lululemon Athletica, Inc.
n
156,966
7,721 Macy's, Inc. 135,040
6,809 MarineMax, Inc.
n
195,759
120 Marriott Vacations Worldwide
Corporation 16,183
6,455 McDonald's Corporation 1,804,883
1,927 Modine Manufacturing Company
n
44,417
5,240 Mohawk Industries, Inc.
n
525,153
12,027 Newell Brands, Inc. 149,616
26,944 NIKE, Inc. 3,304,412
15,205 Nordstrom, Inc.
h
247,385
293 NVR, Inc.
n
1,632,652
3,144 O'Reilly Automotive, Inc.
n
2,669,193
8,468 Papa John's International, Inc. 634,507
980 Patrick Industries, Inc. 67,434
2,304 PENN Entertainment, Inc.
n
68,337
22,136 Planet Fitness, Inc.
n
1,719,303
3,122 Playa Hotels and Resorts NV
n
29,971
2,905 Polaris, Inc. 321,380
1,320 PulteGroup, Inc. 76,930
3,319 PVH Corporation 295,922
31,274 Qurate Retail, Inc.
n
30,892
2,983 Ross Stores, Inc. 316,586
833 Royal Caribbean Cruises, Ltd.
n
54,395
11,403 Ruth's Hospitality Group, Inc. 187,237
18,939 Sabre Corporation
n
81,248
1,045 Six Flags Entertainment
Corporation
n
27,912
11,374 Skyline Champion Corporation
n
855,666
1,356 Sleep Number Corporation
n
41,236
Shares Common Stock (15.3%) Value
Consumer Discretionary (1.8%) - continued
6,134 Sonos, Inc.
n
$ 120,349
17,236 Sony Group Corporation ADR 1,562,443
3,192 Stoneridge, Inc.
n
59,690
428 Taylor Morrison Home Corporation
n
16,375
31,324 Tesla, Inc.
n
6,498,477
1,566 Texas Roadhouse, Inc. 169,222
38,611 ThredUp, Inc.
n
97,686
303 TopBuild Corporation
n
63,066
8,254 Travel + Leisure Company 323,557
4,599 Ulta Beauty, Inc.
n
2,509,536
100 Vail Resorts, Inc. 23,368
1,238 Vera Bradley, Inc.
n
7,416
1,033 VF Corporation 23,666
1,705 Visteon Corporation
n
267,395
8,704 Wendy's Company 189,573
3,264 Wingstop, Inc. 599,205
10,775 Wyndham Hotels & Resorts, Inc. 731,084
3,422 Zumiez, Inc.
n
63,102
Total 79,325,368
Consumer Staples (0.8%)
27,757 Altria Group, Inc. 1,238,517
23,813 Archer-Daniels-Midland Company 1,896,944
17,648 BJ's Wholesale Club Holdings,
Inc.
n
1,342,483
2,296 Bunge, Ltd. 219,314
752 Calavo Growers, Inc. 21,635
874 Cal-Maine Foods, Inc. 53,218
5,250 Casey's General Stores, Inc. 1,136,415
14,297 Celsius Holdings, Inc.
n
1,328,763
4,389 Coca-Cola Company 272,250
1,851 Costco Wholesale Corporation 919,706
65,384 Coty, Inc.
n
788,531
862 Darling Ingredients, Inc.
n
50,341
201 Dollar Tree, Inc.
n
28,853
17,973 e.l.f. Beauty, Inc.
n
1,480,077
5,416 Edgewell Personal Care Company 229,747
9,613 Flowers Foods, Inc. 263,492
678 Hain Celestial Group, Inc.
n
11,628
149 Hershey Company 37,907
666 Ingredion, Inc. 67,752
707 John B. Sanfilippo & Son, Inc. 68,522
4,479 Kraft Heinz Company 173,203
8,532 Kroger Company 421,225
28,504 Lamb Weston Holdings, Inc. 2,979,238
506 McCormick & Company, Inc. 42,104
13,715 Mondelez International, Inc. 956,210
541 PepsiCo, Inc. 98,624
2,597 Performance Food Group
Company
n
156,703
54,015 Philip Morris International, Inc. 5,252,959
3,014 Post Holdings, Inc.
n
270,868
6,028 Primo Water Corporation 92,530
9,436 Procter & Gamble Company 1,403,039
115 Seneca Foods Corporation
n
6,011
3,252 SpartanNash Company 80,650
1,438 Sprouts Farmers Markets, Inc.
n
50,373
19,869 Sysco Corporation 1,534,483
22,745 Turning Point Brands, Inc. 477,645
7,065 Tyson Foods, Inc. 419,096
35,503 US Foods Holding Corporation
n
1,311,481
41,464 Walmart, Inc. 6,113,867
Total 33,296,404

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.3%) Value
Energy (0.7%)
7,812 Antero Midstream Corporation $ 81,948
642 APA Corporation 23,150
8,419 Archrock, Inc. 82,254
2,331 Baker Hughes Company 67,273
48,622 BP plc ADR 1,844,719
2,172 Cactus, Inc. 89,552
1,441 California Resources Corporation 55,478
2,435 Callon Petroleum Company
n
81,426
6,327 ChampionX Corporation 171,651
3,516 Cheniere Energy, Inc. 554,122
2,761 Chevron Corporation 450,485
141 Civitas Resources, Inc. 9,636
15,298 Clean Energy Fuels Corporation
n
66,699
1,045 Comstock Resources, Inc. 11,276
21,471 ConocoPhillips 2,130,138
1,267 CVR Energy, Inc. 41,532
22,306 Devon Energy Corporation 1,128,907
66,652 Enterprise Products Partners, LP 1,726,287
1,478 EOG Resources, Inc. 169,423
14,439 EQT Corporation 460,748
823 Equitrans Midstream Corporation 4,757
896 Evolution Petroleum Corporation 5,654
41,040 Exxon Mobil Corporation 4,500,446
4,663 Green Plains, Inc.
n
144,506
52 Gulfport Energy Corporation
n
4,160
115,293 Halliburton Company 3,647,871
1,260 Helmerich & Payne, Inc. 45,045
2,826 HF Sinclair Corporation 136,722
4,034 International Seaways, Inc. 168,137
19,962 Liberty Energy, Inc. 255,713
2,148 Magnolia Oil & Gas Corporation 46,998
3,625 Marathon Oil Corporation 86,855
22,288 Marathon Petroleum Corporation 3,005,091
18,174 Matador Resources Company 865,991
2,948 NexTier Oilfield Solutions, Inc.
n
23,437
27,168 NOV, Inc. 502,880
7,051 Par Pacific Holdings, Inc.
n
205,889
1,902 Patterson-UTI Energy, Inc. 22,253
6,295 PBF Energy, Inc. 272,951
5,482 Phillips 66 555,765
15,225 Pioneer Natural Resources
Company 3,109,554
25,556 ProPetro Holding Corporation
n
183,748
623 Range Resources Corporation 16,491
77 Schlumberger, Ltd. 3,781
900 Select Energy Services, Inc. 6,264
4,974 SM Energy Company 140,068
1,240 Solaris Oilfield Infrastructure, Inc. 10,590
3,062 Southwestern Energy Company
n
15,310
28,637 Talos Energy, Inc.
n
424,973
950 Technip Energies NV ADR 20,111
136,634 TechnipFMC plc
n
1,865,054
6,853 U.S. Silica Holdings, Inc.
n
81,825
1,674 Valero Energy Corporation 233,690
4,696 Viper Energy Partners, LP 131,488
48,136 Williams Companies, Inc. 1,437,341
Total 31,428,113
Financials (2.2%)
16,933 AGNC Investment Corporation 170,685
2,941 Allstate Corporation 325,892
26,880 Ally Financial, Inc. 685,171
881 Amalgamated Financial
Corporation 15,585
1,351 A-Mark Precious Metals, Inc. 46,812
Shares Common Stock (15.3%) Value
Financials (2.2%) - continued
2,212 Ambac Financial Group, Inc.
n
$ 34,242
4,356 American Equity Investment Life
Holding Company 158,950
15,529 American Express Company 2,561,509
2,943 American Financial Group, Inc. 357,574
282 Ameriprise Financial, Inc. 86,433
2,832 Ameris Bancorp 103,595
4,959 Annaly Capital Management, Inc. 94,766
52 Apollo Global Management, Inc. 3,284
2,500 Arch Capital Group, Ltd.
n
169,675
8,044 Arthur J. Gallagher & Company 1,538,898
6,128 Associated Banc-Corp 110,181
592 Assurant, Inc. 71,081
2,300 Assured Guaranty, Ltd. 115,621
533 Atlantic Union Bankshares
Corporation 18,682
5,053 Banc of California, Inc. 63,314
99,214 Bank of America Corporation 2,837,520
97 Bank of Hawaii Corporation 5,052
1,568 Bank of Marin Bancorp 34,324
1,627 Bank of N.T. Butterfield & Son, Ltd. 43,929
8,686 Bank of New York Mellon
Corporation 394,692
1,451 Bank OZK 49,624
4,213 BankFinancial Corporation 36,864
3,953 BankUnited, Inc. 89,259
507 BayCom Corporation 8,660
1,551 BCB Bancorp, Inc. 20,365
9,633 Berkshire Hathaway, Inc.
n
2,974,381
1,164 BlackRock, Inc. 778,856
30,481 Blackstone Mortgage Trust, Inc. 544,086
1,402 Block, Inc.
n
96,247
218 BOK Financial Corporation 18,401
368 Bread Financial Holdings, Inc. 11,158
3,833 Bridgewater Bancshares, Inc.
n
41,550
4,631 Brighthouse Financial, Inc.
n
204,273
1,936 Brookline Bancorp, Inc. 20,328
933 Business First Bancshares, Inc. 15,982
3,512 Byline Bancorp, Inc. 75,929
4,283 Cadence Bank 88,915
13,978 Capital One Financial Corporation 1,344,124
46,224 Carlyle Group, Inc. 1,435,717
472 Cathay General Bancorp 16,293
4,357 Cboe Global Markets, Inc. 584,884
12,149 Central Pacific Financial
Corporation 217,467
272 Central Valley Community Bancorp 5,598
41,819 Charles Schwab Corporation 2,190,479
3,444 Chimera Investment Corporation 19,424
10,410 Chubb, Ltd. 2,021,414
11,258 Citigroup, Inc. 527,888
1,652 Citizens Financial Group, Inc. 50,171
1,574 CNB Financial Corporation 30,221
52,649 Columbia Banking System, Inc. 1,127,742
26,631 Comerica, Inc. 1,156,318
2,720 Commerce Bancshares, Inc. 158,712
473 Community Bank System, Inc. 24,828
6,013 Community Trust Bancorp, Inc. 228,193
5,042 ConnectOne Bancorp, Inc. 89,143
980 CrossFirst Bankshares, Inc.
n
10,270
32 Cullen/Frost Bankers, Inc. 3,371
14,228 Customers Bancorp, Inc.
h,n
263,503
5,798 CVB Financial Corporation 96,711
1,461 Dime Community Bancshares, Inc. 33,194
9,507 Discover Financial Services 939,672

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.3%) Value
Financials (2.2%) - continued
1,871 Eagle Bancorp, Inc. $ 62,622
4,668 East West Bancorp, Inc. 259,074
7,497 Eastern Bankshares, Inc. 94,612
6,566 Ellington Residential Mortgage
REIT 47,932
3,086 Enova International, Inc.
n
137,111
1,404 Enterprise Financial Services
Corporation 62,604
29,897 Equitable Holdings, Inc. 759,085
1,210 Equity Bancshares, Inc. 29,488
1,204 Euronet Worldwide, Inc.
n
134,728
8,236 F.N.B. Corporation 95,538
731 Farmers National Banc
Corporation 9,240
1,339 Federated Hermes, Inc. 53,747
21,045 Fidelity National Information
Services, Inc. 1,143,375
3,750 Fifth Third Bancorp 99,900
3,438 Financial Institutions, Inc. 66,285
8,442 First BanCorp/Puerto Rico 96,408
5,988 First Commonwealth Financial
Corporation 74,431
223 First Financial Bancorp 4,855
1,804 First Financial Bankshares, Inc. 57,548
1,428 First Financial Corporation 53,521
8,584 First Foundation, Inc. 63,951
981 First Hawaiian, Inc. 20,238
4,807 First Horizon Corporation 85,468
651 First Interstate BancSystem, Inc. 19,439
161 First Merchants Corporation 5,305
831 First Mid-Illinois Bancshares, Inc. 22,620
3,192 First of Long Island Corporation 43,092
1,166 First Republic Bank
h
16,312
5,736 Fiserv, Inc.
n
648,340
225 Five Star Bancorp 4,801
834 FLEETCOR Technologies, Inc.
n
175,849
4,774 Flushing Financial Corporation 71,085
988 Flywire Corporation
n
29,008
6,586 Fulton Financial Corporation 91,019
8,235 Genworth Financial, Inc.
n
41,340
3,529 Glacier Bancorp, Inc. 148,253
948 Global Life, Inc. 104,299
3,501 Global Payments, Inc. 368,445
3,976 Great Southern Bancorp, Inc. 201,504
2,408 Green Dot Corporation
n
41,369
6,350 Hamilton Lane, Inc. 469,773
3,376 Hancock Whitney Corporation 122,886
12,714 Hanmi Financial Corporation 236,099
3,247 Hanover Insurance Group, Inc. 417,240
3,068 Hartford Financial Services Group,
Inc. 213,809
4,090 Heartland Financial USA, Inc. 156,892
4,642 Heritage Commerce Corporation 38,668
1,120 Heritage Financial Corporation 23,968
2,580 Home BancShares, Inc. 56,012
2,803 HomeStreet, Inc. 50,426
4,851 Hometrust Bancshares, Inc. 119,286
24,945 Hope Bancorp, Inc. 244,960
4,945 Horizon Bancorp, Inc. 54,692
8,052 Houlihan Lokey, Inc. 704,469
7,899 Huntington Bancshares, Inc. 88,469
452 Independent Bank Corporation 29,660
4,613 Independent Bank Corporation/MI 81,973
2,855 Interactive Brokers Group, Inc. 235,709
31,289 Intercontinental Exchange, Inc. 3,263,130
Shares Common Stock (15.3%) Value
Financials (2.2%) - continued
312 International Bancshares
Corporation $ 13,360
7,354 Invesco Mortgage Capital, Inc. 81,556
11,301 Invesco, Ltd. 185,336
49,252 J.P. Morgan Chase & Company 6,418,028
515 Jack Henry & Associates, Inc. 77,621
2,648 KeyCorp 33,153
9,319 Kinsale Capital Group, Inc. 2,797,098
968 KKR & Company, Inc. 50,839
10,545 M&T Bank Corporation 1,260,866
175 Marsh & McLennan Companies,
Inc. 29,146
26,049 Mastercard, Inc. 9,466,467
552 Mercantile Bank Corporation 16,880
1,846 Mercury General Corporation 58,592
3,434 Metropolitan Bank Holding
Corporation
n
116,378
10,989 MFA Financial, Inc. 109,011
23,316 MGIC Investment Corporation 312,901
3,981 Midland States Bancorp, Inc. 85,273
8,386 MidWestOne Financial Group, Inc. 204,786
14,224 Morgan Stanley 1,248,867
7,908 Mr. Cooper Group, Inc.
n
323,991
3,559 MSCI, Inc. 1,991,937
478 MVB Financial Corporation 9,866
25,040 Nasdaq, Inc. 1,368,937
6,418 Navient Corporation 102,624
9,995 New York Community Bancorp,
Inc. 90,355
15,437 NMI Holdings, Inc.
n
344,708
3,676 OceanFirst Financial Corporation 67,932
2,888 OFG Bancorp 72,027
6,876 Old National Bancorp 99,152
12,339 Old Republic International
Corporation 308,105
1,342 Old Second Bancorp, Inc. 18,869
9,081 OneMain Holdings, Inc. 336,723
502 Pacific Premier Bancorp, Inc. 12,058
7,787 PacWest Bancorp
h
75,768
36 Park National Corporation 4,269
1,205 Pathward Financial, Inc. 49,995
78,066 PayPal Holdings, Inc.
n
5,928,332
986 PCB Bancorp 14,287
473 Peapack-Gladstone Financial
Corporation 14,010
995 PennyMac Financial Services, Inc. 59,312
1,795 Pinnacle Financial Partners, Inc. 99,012
477 PNC Financial Services Group,
Inc. 60,627
6,202 Popular, Inc. 356,057
538 Preferred Bank/Los Angeles, CA 29,488
1,606 Premier Financial Corporation 33,292
3,728 Principal Financial Group, Inc. 277,065
2,054 Prosperity Bancshares, Inc. 126,362
1,714 Prudential Financial, Inc. 141,816
307 QCR Holdings, Inc. 13,480
11,330 Radian Group, Inc. 250,393
23,790 Raymond James Financial, Inc. 2,218,893
5,144 Regions Financial Corporation 95,473
39 Reinsurance Group of America,
Inc. 5,178
404 RenaissanceRe Holdings, Ltd. 80,937
35,878 Rithm Capital Corporation 287,024
6,071 RLI Corporation 806,897
9,636 S&P Global, Inc. 3,322,204
656 S&T Bancorp, Inc. 20,631

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.3%) Value
Financials (2.2%) - continued
10,554 Seacoast Banking Corporation of
Florida $ 250,130
665 Shore Bancshares, Inc. 9,496
611 Simmons First National
Corporation 10,686
458 SmartFinancial, Inc. 10,598
441 South Plains Financial, Inc. 9,442
260 Southern First Bancshares, Inc.
n
7,982
1,217 SouthState Corporation 86,723
21,423 State Street Corporation 1,621,507
45,258 Synchrony Financial 1,316,103
5,986 Synovus Financial Corporation 184,548
1,326 T. Rowe Price Group, Inc. 149,705
1,557 Territorial Bancorp, Inc. 30,066
2,028 Texas Capital Bancshares, Inc.
n
99,291
163 Towne Bank 4,344
5,024 TPG RE Finance Trust, Inc. 36,474
10,407 TPG, Inc. 305,237
11,818 Tradeweb Markets, Inc. 933,858
13,408 Triumph Financial, Inc.
n
778,468
4,663 Truist Financial Corporation 159,008
3,053 TrustCo Bank Corporation NY 97,513
14,360 Two Harbors Investment
Corporation 211,236
1,549 U.S. Bancorp 55,841
1,871 UMB Financial Corporation 107,994
3,162 United Bankshares, Inc. 111,302
888 United Community Banks, Inc. 24,971
1,105 Univest Financial Corporation 26,233
16,076 Unum Group 635,967
5,725 Valley National Bancorp 52,899
3,651 Veritex Holdings, Inc. 66,667
7,535 Virtu Financial, Inc. 142,412
1,220 Visa, Inc. 275,061
1,457 Voya Financial, Inc. 104,117
1,650 W.R. Berkley Corporation 102,729
604 Walker & Dunlop, Inc. 46,007
3,052 Washington Federal, Inc. 91,926
121 Webster Financial Corporation 4,770
72,410 Wells Fargo & Company 2,706,686
1,031 Westamerica Bancorporation 45,673
40,538 Western Alliance Bancorp 1,440,721
909 Western Asset Mortgage Capital
Corporation 8,299
14,509 Western Union Company 161,775
643 WEX, Inc.
n
118,241
101 Willis Towers Watson plc 23,470
852 Wintrust Financial Corporation 62,153
337 WSFS Financial Corporation 12,675
13,732 Zions Bancorp NA 410,999
2,775 Zurich Insurance Group AG 1,329,776
Total 96,415,667
Health Care (2.2%)
942 10X Genomics, Inc.
n
52,554
27,310 Abbott Laboratories 2,765,411
18,426 ACADIA Pharmaceuticals, Inc.
n
346,777
1,479 Accolade, Inc.
n
21,268
2,272 Adaptive Biotechnologies
Corporation
n
20,062
10,884 Agilent Technologies, Inc. 1,505,693
31,429 Agiliti, Inc.
n
502,235
2,395 Agios Pharmaceuticals, Inc.
n
55,013
5,942 Aldeyra Therapeutics, Inc.
n
59,004
516 Align Technology, Inc.
n
172,416
Shares Common Stock (15.3%) Value
Health Care (2.2%) - continued
2,215 Alignment Healthcare, Inc.
n
$ 14,087
16,410 Alkermes plc
n
462,598
14,852 Allogene Therapeutics, Inc.
h,n
73,369
114 Alnylam Pharmaceuticals, Inc.
n
22,836
2,559 Amedisys, Inc.
n
188,214
3,184 AmerisourceBergen Corporation 509,790
5,639 Amgen, Inc. 1,363,228
3,654 Amicus Therapeutics, Inc.
n
40,523
553 AMN Healthcare Services, Inc.
n
45,877
1,042 Anika Therapeutics, Inc.
n
29,926
1,731 Arcutis Biotherapeutics, Inc.
n
19,041
4,023 Argenx SE ADR
n
1,498,889
290 Arvinas, Inc.
n
7,923
6,358 Ascendis Pharma AS ADR
n
681,705
45,311 AstraZeneca plc ADR 3,145,037
3,755 Atara Biotherapeutics, Inc.
n
10,889
1,704 Avanos Medical, Inc.
n
50,677
71,972 Avantor, Inc.
n
1,521,488
7,745 Axonics, Inc.
n
422,567
15,708 Azenta, Inc.
n
700,891
36,211 Baxter International, Inc. 1,468,718
5,674 Biogen, Inc.
n
1,577,542
10,245 BioLife Solutions, Inc.
n
222,829
156 BioMarin Pharmaceutical, Inc.
n
15,169
14,928 Bio-Techne Corporation 1,107,508
868 Blueprint Medicines Corporation
n
39,051
1,080 Bristol-Myers Squibb Company 74,855
1,253 Cardinal Health, Inc. 94,602
29,528 Centene Corporation
n
1,866,465
263 Chemed Corporation 141,428
6,509 Cigna Group 1,663,245
2,834 Codexis, Inc.
n
11,733
4,217 Community Health Systems, Inc.
n
20,663
46 CONMED Corporation 4,778
3,279 Cooper Companies, Inc. 1,224,247
1,087 CRISPR Therapeutics AG
n
49,165
11,988 CVS Health Corporation 890,828
15,973 Danaher Corporation 4,025,835
7,467 Deciphera Pharmaceuticals, Inc.
n
115,365
2,384 Dentsply Sirona, Inc. 93,644
30,298 Dexcom, Inc.
n
3,520,022
9,706 Dynavax Technologies
Corporation
n
95,216
828 Editas Medicine, Inc.
n
6,003
14,692 Edwards Lifesciences Corporation
n
1,215,469
6,572 Elanco Animal Health, Inc.
n
61,777
9,856 Elevance Health, Inc. 4,531,887
1,983 Enanta Pharmaceuticals, Inc.
n
80,193
3,588 Encompass Health Corporation 194,111
1,794 Enhabit, Inc.
n
24,955
14,560 Enovis Corporation
n
778,814
4,695 Evolent Health, Inc.
n
152,353
1,374 Exact Sciences Corporation
n
93,171
4,636 FibroGen, Inc.
n
86,508
23,937 Gilead Sciences, Inc. 1,986,053
2,667 Globus Medical, Inc.
n
151,059
422 Guardant Health, Inc.
n
9,892
14,176 Halozyme Therapeutics, Inc.
n
541,381
5,736 HCA Healthcare, Inc. 1,512,468
938 HealthEquity, Inc.
n
55,070
9,902 Hologic, Inc.
n
799,091
91 IDEXX Laboratories, Inc.
n
45,507
10,860 Immunocore Holdings plc ADR
n
536,918
8,641 Inari Medical, Inc.
n
533,495
292 Innoviva, Inc.
n
3,285

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.3%) Value
Health Care (2.2%) - continued
12,744 Insmed, Inc.
n
$ 217,285
6,861 Inspire Medical Systems, Inc.
n
1,605,954
5,274 Insulet Corporation
n
1,682,195
359 Integra LifeSciences Holdings
Corporation
n
20,610
11,633 Intuitive Surgical, Inc.
n
2,971,883
1,435 Ionis Pharmaceuticals, Inc.
n
51,287
2,102 Jazz Pharmaceuticals, Inc.
n
307,586
26,085 Johnson & Johnson 4,043,175
1,055 KalVista Pharmaceuticals, Inc.
n
8,292
916 Kiniksa Pharmaceuticals, Ltd.
n
9,856
3,924 Kura Oncology, Inc.
n
47,991
12,584 Laboratory Corporation of America
Holdings 2,887,021
9,958 Lantheus Holdings, Inc.
n
822,132
68 Ligand Pharmaceuticals, Inc.
n
5,002
5,494 LivaNova plc
n
239,429
12 Madrigal Pharmaceuticals, Inc.
n
2,907
95,078 Maravai LifeSciences Holdings,
Inc.
n
1,332,043
2,483 Medpace Holdings, Inc.
n
466,928
45,582 Medtronic plc 3,674,821
46,977 Merck & Company, Inc. 4,997,883
162 Merit Medical Systems, Inc.
n
11,980
3,114 Mersana Therapeutics, Inc.
n
12,799
4,835 Mirati Therapeutics, Inc.
n
179,765
910 Moderna, Inc.
n
139,758
8,295 Molina Healthcare, Inc.
n
2,218,830
205 MultiPlan Corporation
n
217
8,489 Natera, Inc.
n
471,309
2,183 National HealthCare Corporation 126,767
7,959 Novo Nordisk AS ADR 1,266,595
1,036 Nurix Therapeutics, Inc.
n
9,200
2,136 OraSure Technologies, Inc.
n
12,923
45,805 Pfizer, Inc. 1,868,844
54,849 Progyny, Inc.
n
1,761,750
5,145 Protagonist Therapeutics, Inc.
n
118,335
49,312 R1 RCM, Inc.
n
739,680
3,335 RAPT Therapeutics, Inc.
n
61,197
348 Reata Pharmaceuticals, Inc.
n
31,640
3,236 Regeneron Pharmaceuticals, Inc.
n
2,658,924
7,669 Repligen Corporation
n
1,291,153
5,688 Revance Therapeutics, Inc.
n
183,210
1,561 Sage Therapeutics, Inc.
n
65,500
7,676 Sarepta Therapeutics, Inc.
n
1,057,983
395 Scholar Rock Holding Corporation
n
3,160
2,005 Sensus Healthcare, Inc.
n
10,446
2,305 ShockWave Medical, Inc.
n
499,793
14,590 Silk Road Medical, Inc.
n
570,907
1,312 SpringWorks Therapeutics, Inc.
n
33,771
2,675 Stevanato Group SPA 69,283
1,606 Syneos Health, Inc.
n
57,206
3,882 Teleflex, Inc. 983,349
13,128 Travere Therapeutics, Inc.
n
295,249
2,858 Twist Bioscience Corporation
n
43,099
2,036 Ultragenyx Pharmaceutical, Inc.
n
81,644
952 UnitedHealth Group, Inc. 449,906
1,681 Vanda Pharmaceuticals, Inc.
n
11,414
409 Veeva Systems, Inc.
n
75,170
6,225 Veracyte, Inc.
n
138,818
8,230 Vericel Corporation
n
241,304
69,979 Viatris, Inc. 673,198
7,173 Viemed Healthcare, Inc.
n
69,291
10,215 Vor BioPharma, Inc.
n
54,957
156 VYNE Therapeutics, Inc.
n
480
Shares Common Stock (15.3%) Value
Health Care (2.2%) - continued
4,355 Waters Corporation
n
$ 1,348,439
1,615 Zentalis Pharmaceuticals, Inc.
n
27,778
11,924 Zimmer Biomet Holdings, Inc. 1,540,581
23,310 Zoetis, Inc. 3,879,716
Total 98,873,954
Industrials (1.6%)
5,380 3M Company 565,492
473 Acuity Brands, Inc. 86,431
9,682 Advanced Drainage Systems, Inc. 815,321
72 AECOM 6,071
3,274 AGCO Corporation 442,645
13,557 Air Lease Corporation 533,739
10,829 Alaska Air Group, Inc.
n
454,385
397 Albany International Corporation 35,476
544 American Woodmark Corporation
n
28,326
17,861 AMETEK, Inc. 2,595,739
439 Apogee Enterprises, Inc. 18,987
3,485 Armstrong World Industries, Inc. 248,271
16,643 ASGN, Inc.
n
1,375,877
516 Atkore International Group, Inc.
n
72,488
2,285 AZZ, Inc. 94,233
22,526 Badger Infrastructure Solutions,
Ltd. 544,691
1,932 Barnes Group, Inc. 77,821
925 Beacon Roofing Supply, Inc.
n
54,436
118 Broadridge Financial Solutions,
Inc. 17,295
7,577 Carlisle Companies, Inc. 1,712,932
763 Caterpillar, Inc. 174,605
569 CBIZ, Inc.
n
28,160
11,536 Chart Industries, Inc.
n
1,446,614
2,043 Cimpress plc
n
89,524
4,373 Cintas Corporation 2,023,300
89,347 CNH Industrial NV 1,364,329
156 Columbus McKinnon Corporation 5,797
10,705 Conduent Incorporated
n
36,718
2,661 Core & Main, Inc.
n
61,469
579 CoStar Group, Inc.
n
39,864
10,756 Crane Holdings, Company 1,220,806
1,187 CSW Industrials, Inc. 164,910
98,928 CSX Corporation 2,961,904
927 Curtiss-Wright Corporation 163,393
1,167 Daseke, Inc.
n
9,021
1,556 Deere & Company 642,441
35,610 Delta Air Lines, Inc.
n
1,243,501
1,397 Donaldson Company, Inc. 91,280
24 Dover Corporation 3,647
55,657 Driven Brands Holdings, Inc.
n
1,686,964
1,226 Eagle Bulk Shipping, Inc. 55,783
2,949 EMCOR Group, Inc. 479,478
11,186 Emerson Electric Company 974,748
182 Equifax, Inc. 36,917
8,931 Expeditors International of
Washington, Inc. 983,482
7,789 Fastenal Company 420,139
50,040 First Advantage Corporation
n
698,558
1,288 Forrester Research, Inc.
n
41,667
3,880 Fortune Brands Innovations, Inc. 227,872
6,530 Forward Air Corporation 703,673
881 Genco Shipping & Trading, Ltd. 13,796
5,991 General Dynamics Corporation 1,367,206
485 Gorman-Rupp Company 12,125
1,474 Greenbrier Companies, Inc. 47,419
4,331 Hawaiian Holdings, Inc.
n
39,672

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.3%) Value
Industrials (1.6%) - continued
2,839 Healthcare Services Group, Inc. $ 39,377
230 Heidrick & Struggles International,
Inc. 6,983
1,721 Helios Technologies, Inc. 112,553
4,333 Hillman Solutions Corporation
n
36,484
52,585 Howmet Aerospace, Inc. 2,228,026
1,455 Hubbell, Inc. 354,016
280 ICF International, Inc. 30,716
1,270 IDEX Corporation 293,408
3,849 Interface, Inc. 31,254
5,678 Janus International Group, Inc.
n
55,985
84 JB Hunt Transport Services, Inc. 14,739
10,652 JetBlue Airways Corporation
n
77,547
18,898 Johnson Controls International plc 1,138,038
130 Knight-Swift Transportation
Holdings, Inc. 7,355
5,309 L3Harris Technologies, Inc. 1,041,838
4,130 Landstar System, Inc. 740,344
8,140 Lincoln Electric Holdings, Inc. 1,376,474
2,623 ManpowerGroup, Inc. 216,476
3,880 Masterbrand, Inc.
n
31,195
1,360 Matson, Inc. 81,151
1,080 Maximus, Inc. 84,996
5,628 Mercury Systems, Inc.
n
287,703
11,945 Middleby Corporation
n
1,751,256
1,504 Miller Industries, Inc. 53,166
1,491 MSC Industrial Direct Company,
Inc. 125,244
152 National Presto Industries, Inc. 10,958
5,538 Northrop Grumman Corporation 2,557,005
3,147 Old Dominion Freight Line, Inc. 1,072,624
5,134 Owens Corning, Inc. 491,837
6,423 PACCAR, Inc. 470,164
12,057 Parker-Hannifin Corporation 4,052,478
26,370 Pentair plc 1,457,470
11,663 Planet Labs PBC
n
45,836
5,782 Proterra, Inc.
n
8,789
1,160 Quanta Services, Inc. 193,302
19,035 Regal Rexnord Corporation 2,678,796
1,833 Republic Services, Inc. 247,858
2,076 Resideo Technologies, Inc.
n
37,949
14,317 Ritchie Brothers Auctioneers, Inc. 805,903
613 RXO, Inc.
n
12,039
2,967 Saia, Inc.
n
807,261
6,477 SkyWest, Inc.
n
143,595
204 Snap-On, Inc. 50,366
5,892 Southwest Airlines Company 191,726
4,313 Standex International Corporation 528,084
406 Stanley Black & Decker, Inc. 32,715
705 Sterling Construction Company,
Inc.
n
26,705
35,405 Sun Country Airlines Holdings,
Inc.
n
725,803
9,215 SunPower Corporation
h,n
127,536
3,517 Sunrun, Inc.
n
70,868
926 Tennant Company 63,459
2,043 Terex Corporation 98,840
3,385 Textron, Inc. 239,083
9,360 Timken Company 764,899
1,723 Titan International, Inc.
n
18,057
1,769 Trane Technologies plc 325,461
16,925 TransUnion 1,051,720
2,616 TriNet Group, Inc.
n
210,876
395 TTEC Holdings, Inc. 14,706
3,893 Tutor Perini Corporation
n
24,020
Shares Common Stock (15.3%) Value
Industrials (1.6%) - continued
98,503 Uber Technologies, Inc.
n
$ 3,122,545
325 UniFirst Corporation/MA 57,275
6,097 Union Pacific Corporation 1,227,082
2,652 United Airlines Holdings, Inc.
n
117,351
12,118 United Parcel Service, Inc. 2,350,771
4,591 United Rentals, Inc. 1,816,934
412 Valmont Industries, Inc. 131,543
570 Wabash National Corporation 14,016
48,266 WillScot Mobile Mini Holdings
Corporation
n
2,262,710
14,822 Xometry, Inc.
h,n
221,885
Total 70,538,662
Information Technology (3.5%)
8,702 8x8, Inc.
n
36,287
15,044 Adobe, Inc.
n
5,797,506
9,172 Adtran Holdings, Inc. 145,468
18,400 Advanced Micro Devices, Inc.
n
1,803,384
744 Alarm.com Holdings, Inc.
n
37,408
1,108 Alpha and Omega Semiconductor,
Ltd.
n
29,861
3,812 Alteryx, Inc.
n
224,298
538 American Software, Inc. 6,784
3,423 Amkor Technology, Inc. 89,066
24,839 Amphenol Corporation 2,029,843
312 ANSYS, Inc.
n
103,834
610 Appian Corporation
n
27,072
130,318 Apple, Inc. 21,489,438
20,367 Applied Materials, Inc. 2,501,679
7,403 Arista Networks, Inc.
n
1,242,668
5,451 Arrow Electronics, Inc.
n
680,666
7,908 Autodesk, Inc.
n
1,646,129
211 Aviat Networks, Inc.
n
7,271
296 Avnet, Inc. 13,379
974 Benchmark Electronics, Inc. 23,074
2,619 BigCommerce Holdings, Inc.
n
23,414
7,714 BILL Holdings, Inc.
n
625,914
1,713 CalAmp Corporation
n
6,150
34,320 Calix, Inc.
n
1,839,209
241 Cambium Networks Corporation
n
4,271
416 CDW Corporation 81,074
13,903 Ciena Corporation
n
730,186
134,500 Cisco Systems, Inc. 7,030,987
30,890 Cognex Corporation 1,530,600
124 Cognizant Technology Solutions
Corporation 7,555
2,451 Coherent Corporation
n
93,334
1,774 Cohu, Inc.
n
68,104
31,818 CommScope Holding Company,
Inc.
n
202,681
879 Corning, Inc. 31,011
1,758 Datadog, Inc.
n
127,736
5,693 Descartes Systems Group, Inc.
n
458,913
7,971 Dolby Laboratories, Inc. 680,883
4,409 Dropbox, Inc.
n
95,323
2,769 Endava plc ADR
n
186,021
9,715 Entegris, Inc. 796,727
3,047 EPAM Systems, Inc.
n
911,053
29 Fair Isaac Corporation
n
20,378
499 First Solar, Inc.
n
108,533
21,145 Five9, Inc.
n
1,528,572
25,180 Flex, Ltd.
n
579,392
1,745 FormFactor, Inc.
n
55,578
33,374 Fortinet, Inc.
n
2,218,036
20,314 Gen Digital, Inc. 348,588

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.3%) Value
Information Technology (3.5%) - continued
4,454 Gilat Satellite Networks, Ltd.
n
$ 22,804
57 GoDaddy, Inc.
n
4,430
38,219 Grid Dynamics Holdings, Inc.
n
437,990
118 HP, Inc. 3,463
1,918 HubSpot, Inc.
n
822,343
1,771 IPG Photonics Corporation
n
218,382
1,902 Jabil, Inc. 167,680
40,871 Juniper Networks, Inc. 1,406,780
31 Keysight Technologies, Inc.
n
5,006
819 KLA-Tencor Corporation 326,920
4,203 Knowles Corporation
n
71,451
364 Kyndryl Holdings, Inc.
n
5,373
3,977 Lam Research Corporation 2,108,287
25,297 Lattice Semiconductor
Corporation
n
2,415,864
242 Littelfuse, Inc. 64,878
12,422 Lumentum Holdings, Inc.
n
670,912
304 MaxLinear, Inc.
n
10,704
23,764 Microchip Technology, Inc. 1,990,948
101,247 Microsoft Corporation 29,189,510
2,966 Monolithic Power Systems, Inc. 1,484,602
202 Motorola Solutions, Inc. 57,798
2,617 NCR Corporation
n
61,735
432 NICE, Ltd. ADR
n
98,880
6,337 Nova, Ltd.
n
662,026
38,643 NVIDIA Corporation 10,733,866
1,334 ON Semiconductor Corporation
n
109,815
3,301 PagerDuty, Inc.
n
115,469
8,838 Palo Alto Networks, Inc.
n
1,765,302
4,694 Paycom Software, Inc.
n
1,427,023
491 PDF Solutions, Inc.
n
20,818
726 Plexus Corporation
n
70,836
11,119 PTC, Inc.
n
1,425,789
4,701 Q2 Holdings, Inc.
n
115,739
865 Qorvo, Inc.
n
87,858
50,160 QUALCOMM, Inc. 6,399,413
427 Qualys, Inc.
n
55,519
5,183 Rackspace Technology, Inc.
n
9,744
8,239 Rambus, Inc.
n
422,331
2,293 RingCentral, Inc.
n
70,326
25,347 Salesforce, Inc.
n
5,063,824
37,721 Samsung Electronics Company,
Ltd. 1,865,340
580 Sanmina Corporation
n
35,374
10,164 ServiceNow, Inc.
n
4,723,414
2,387 SiTime Corporation
n
339,503
7,687 Skyworks Solutions, Inc. 906,912
14,539 Splunk, Inc.
n
1,393,999
1,748 Sprinklr, Inc.
n
22,654
41,925 Sprout Social, Inc.
n
2,552,394
4,333 Synopsys, Inc.
n
1,673,621
612 Teledyne Technologies, Inc.
n
273,784
3,388 Teradata Corporation
n
136,469
72 Teradyne, Inc. 7,741
24,160 Texas Instruments, Inc. 4,494,002
1,546 Trimble, Inc.
n
81,041
54,351 TTM Technologies, Inc.
n
733,195
4,024 Tyler Technologies, Inc.
n
1,427,071
5,814 Universal Display Corporation 901,926
4,447 Upland Software, Inc.
n
19,122
2,150 Verint Systems, Inc.
n
80,066
7,459 Viavi Solutions, Inc.
n
80,781
8,005 Vishay Intertechnology, Inc. 181,073
8,655 Vontier Corporation 236,628
1,092 Western Digital Corporation
n
41,136
Shares Common Stock (15.3%) Value
Information Technology (3.5%) - continued
11,147 Wolfspeed, Inc.
n
$ 723,998
12,891 Workiva, Inc.
n
1,320,167
1,520 Xerox Holdings Corporation 23,408
6,433 Yext, Inc.
n
61,821
91 Zebra Technologies Corporation
n
28,938
1,800 Zoom Video Communications,
Inc.
n
132,912
Total 153,026,266
Materials (0.5%)
1,930 Albemarle Corporation 426,607
463 Alcoa Corporation 19,705
10,981 AptarGroup, Inc. 1,297,844
422 Ashland, Inc. 43,344
1,835 Avery Dennison Corporation 328,337
49,529 Axalta Coating Systems, Ltd.
n
1,500,233
2,552 Ball Corporation 140,641
1,988 Carpenter Technology Corporation 88,983
3,980 Celanese Corporation 433,382
23,953 CF Industries Holdings, Inc. 1,736,353
215 Commercial Metals Company 10,513
10,970 Compass Minerals International,
Inc. 376,161
3,854 Corteva, Inc. 232,435
902 Crown Holdings, Inc. 74,604
13,381 Eastman Chemical Company 1,128,553
2,749 Freeport-McMoRan, Inc. 112,462
813 Greif, Inc. 51,520
126 Hawkins, Inc. 5,516
6,364 Huntsman Corporation 174,119
2,462 Ingevity Corporation
n
176,082
2,615 Innospec, Inc. 268,482
2,492 International Flavors & Fragrances,
Inc. 229,164
9,094 Ivanhoe Mines, Ltd.
n
82,159
1,106 Kaiser Aluminum Corporation 82,541
3,601 Linde plc 1,279,939
3,794 LSB Industries, Inc.
n
39,192
10,306 LyondellBasell Industries NV 967,630
2,994 Martin Marietta Materials, Inc. 1,063,050
2,143 Mercer International, Inc. 20,948
1,804 MP Materials Corporation
n
50,855
897 Myers Industries, Inc. 19,223
5,428 Newmont Corporation 266,081
19,200 Nucor Corporation 2,965,824
4,263 O-I Glass, Inc.
n
96,813
2,376 Orion Engineered Carbons SA 61,990
1,934 PPG Industries, Inc. 258,344
76,425 Ranpak Holdings Corporation
n
398,938
664 Reliance Steel & Aluminum
Company 170,475
15,027 RPM International, Inc. 1,310,955
1,642 Ryerson Holding Corporation 59,736
2,356 Schnitzer Steel Industries, Inc. 73,272
123 Sensient Technologies Corporation 9,417
4,403 Sonoco Products Company 268,583
11,197 SSR Mining, Inc. 169,299
3,443 Steel Dynamics, Inc. 389,266
21,335 Summit Materials, Inc.
n
607,834
2,082 TimkenSteel Corporation
n
38,184
1,308 TriMas Corporation 36,441
1,391 Trinseo plc 29,002
6,748 Tronox Holdings plc 97,036
578 United States Lime & Minerals, Inc. 88,255
7,511 United States Steel Corporation 196,037

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.3%) Value
Materials (0.5%) - continued
169 Vulcan Materials Company $ 28,994
353 Westlake Corporation 40,941
5,562 WestRock Company 169,474
Total 20,291,768
Real Estate (0.5%)
13,317 Agree Realty Corporation 913,679
664 Alexandria Real Estate Equities,
Inc. 83,392
1,299 American Assets Trust, Inc. 24,148
4,309 Apartment Income REIT
Corporation 154,305
5,821 AvalonBay Communities, Inc. 978,277
3,160 Camden Property Trust 331,294
1,962 CareTrust REIT, Inc. 38,416
17,506 CBRE Group, Inc.
n
1,274,612
22,582 CubeSmart 1,043,740
49,101 Cushman and Wakefield plc
n
517,525
733 Digital Realty Trust, Inc. 72,061
4,320 DigitalBridge Group, Inc. 51,797
678 EastGroup Properties, Inc. 112,087
1,456 Elme Communities 26,004
8,893 EPR Properties 338,823
3,090 Equity Commonwealth 63,994
7,323 Equity Residential 439,380
5,177 Essential Properties Realty Trust,
Inc. 128,649
714 Essex Property Trust, Inc. 149,326
2,951 Extra Space Storage, Inc. 480,806
7,111 First Industrial Realty Trust, Inc. 378,305
2,730 FirstService Corporation 384,903
8,459 Four Corners Property Trust, Inc. 227,209
1,066 Getty Realty Corporation 38,408
286 Gladstone Land Corporation 4,762
71,655 Healthcare Realty Trust, Inc. 1,385,091
74,092 Host Hotels & Resorts, Inc. 1,221,777
1,543 Howard Hughes Corporation
n
123,440
3,187 Independence Realty Trust, Inc. 51,088
2,478 Kennedy-Wilson Holdings, Inc. 41,110
506 Kilroy Realty Corporation 16,394
1,199 Life Storage, Inc. 157,177
933 LTC Properties, Inc. 32,776
20,048 LXP Industrial Trust 206,695
1,515 Mid-America Apartment
Communities, Inc. 228,826
19,047 National Retail Properties, Inc. 840,925
49,190 National Storage Affiliates Trust 2,055,158
15,491 Necessity Retail REIT, Inc. 97,284
6,771 NetSTREIT Corporation 123,774
21,252 Pebblebrook Hotel Trust 298,378
8,259 Public Storage, Inc. 2,495,374
2,947 Realty Income Corporation 186,604
9,721 Regency Centers Corporation 594,731
22,366 Rexford Industrial Realty, Inc. 1,334,132
12,315 Sabra Health Care REIT, Inc. 141,623
9,986 SBA Communications Corporation 2,607,045
22,810 Service Properties Trust 227,188
1,790 Terreno Realty Corporation 115,634
14,997 UDR, Inc. 615,777
1,805 Welltower, Inc. 129,400
9,730 Zillow Group, Inc.
n
425,201
Total 24,008,504
Utilities (0.4%)
1,746 AES Corporation 42,044
Shares Common Stock (15.3%) Value
Utilities (0.4%) - continued
1,911 Alliant Energy Corporation $ 102,047
2,258 Artesian Resources Corporation 125,003
981 Avista Corporation 41,643
4,928 Black Hills Corporation 310,957
3,271 CenterPoint Energy, Inc. 96,364
2,604 Consolidated Water Company,
Ltd. 42,784
19,888 Constellation Energy Corporation 1,561,208
13,213 Duke Energy Corporation 1,274,658
5,706 Edison International, Inc. 402,787
25,123 Entergy Corporation 2,706,752
1,348 Essential Utilities, Inc. 58,840
19,936 Evergy, Inc. 1,218,488
510 NextEra Energy Partners, LP 30,982
78,293 NiSource, Inc. 2,189,072
11,479 NorthWestern Corporation 664,175
28,701 OGE Energy Corporation 1,080,880
3,951 PG&E Corporation
n
63,888
6,459 Pinnacle West Capital Corporation 511,811
6,969 Portland General Electric
Company 340,714
21,758 Public Service Enterprise Group,
Inc. 1,358,787
15,487 Sempra Energy 2,341,015
678 Spire, Inc. 47,555
6,050 UGI Corporation 210,298
629 Vistra Energy Corporation 15,096
1,290 Xcel Energy, Inc. 86,998
Total 16,924,846
Total Common Stock
(cost $520,427,835) 670,338,693
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
15,096,919 Thrivent Cash Management Trust 15,096,919
Total Collateral Held for
Securities Loaned
(cost $15,096,919) 15,096,919
Shares or
Principal
Amount Short-Term Investments ( 9.7% ) Value
Federal Home Loan Bank Discount
Notes
500,000 4.575%, 4/4/2023
o,p
499,937
400,000 4.570%, 4/5/2023
o,p
399,900
400,000 4.580%, 4/19/2023
o,p
399,199
500,000 4.590%, 4/21/2023
o,p
498,850
400,000 4.660%, 5/3/2023
o,p
398,484
2,000,000 4.709%, 5/10/2023
o,p
1,990,654
3,900,000 4.690%, 5/11/2023
o,p
3,881,283
100,000 4.690%, 5/12/2023
o,p
99,507
8,300,000 4.650%, 5/15/2023
o,p
8,255,985
100,000 4.870%, 6/9/2023
o,p
99,131
600,000 4.750%, 6/12/2023
o,p
594,551
500,000 4.740%, 6/14/2023
o,p
495,330
2,500,000 4.720%, 6/21/2023
o,p
2,474,390
Thrivent Core Short-Term Reserve
Fund
40,623,780 5.190% 406,237,795

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (9.7%) Value
U.S. Treasury Bills
600,000 4.686%, 5/18/2023
o
$ 596,490
900,000 4.772%, 6/8/2023
o
892,478
Total Short-Term Investments
(cost $427,626,178) 427,813,964
Total Investments (cost
$4,347,352,772) 100.8% $4,431,371,875
Other Assets and Liabilities, Net
(0.8%) (34,620,492)
Total Net Assets 100.0% $4,396,751,383
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $270,846,781 or 6.2% of
total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2023.
h All or a portion of the security is on loan.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is insured or guaranteed.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m All or a portion of the security was earmarked to cover
written options.
n Non-income producing security.
o The interest rate shown reflects the yield.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Portfolio as of March
31, 2023 was $644,926 or 0.01% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of March 31,
2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 992,170
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of March 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 8,931,047
Common Stock 5,879,792
Total lending $14,810,839
Gross amount payable upon return of
collateral for securities loaned $15,096,919
Net amounts due to counterparty $286,080
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 4,055,069 – 3,706,680 348,389
Capital Goods 9,351,455 – 8,692,864 658,591
Communications Services 14,022,021 – 12,947,527 1,074,494
Consumer Cyclical 18,533,287 – 18,533,287 –
Consumer Non-Cyclical 12,841,223 – 12,503,976 337,247
Energy 2,485,819 – 2,485,819 –
Financials 7,735,995 – 7,735,995 –
Technology 21,721,498 – 21,721,498 –
Transportation 6,521,565 – 6,521,565 –
Utilities 795,118 – 795,118 –
Long-Term Fixed Income
Asset-Backed Securities 74,706,677 – 74,706,677 –
Basic Materials 11,478,997 – 11,478,997 –
Capital Goods 31,099,078 – 31,099,078 –
Collateralized Mortgage Obligations 80,475,796 – 80,475,796 –
Commercial Mortgage-Backed Securities 74,153,892 – 71,186,612 2,967,280
Communications Services 50,465,357 – 50,465,357 –
Consumer Cyclical 48,175,255 – 48,175,255 –
Consumer Non-Cyclical 56,852,014 – 56,852,014 –
Energy 41,925,272 – 41,925,272 –
Financials 135,118,414 – 135,118,414 –
Foreign Government 859,638 – 859,638 –
Mortgage-Backed Securities 384,075,507 – 384,075,507 –
Technology 34,198,117 – 34,198,117 –
Transportation 14,440,149 – 14,440,149 –
U.S. Government & Agencies 596,018,917 – 596,018,917 –
Utilities 31,735,554 – 31,735,554 –
Registered Investment Companies
Unaffiliated 21,607,918 21,607,918 – –
Affiliated 1,195,160,876 1,185,825,614 9,335,262 –
Common Stock
Communications Services 46,209,141 46,153,013 56,128 –
Consumer Discretionary 79,325,368 79,325,368 – –
Consumer Staples 33,296,404 33,296,404 – –
Energy 31,428,113 31,428,113 – –
Financials 96,415,667 95,085,891 1,329,776 –
Health Care 98,873,954 98,873,954 – –
Industrials 70,538,662 69,993,971 544,691 –
Information Technology 153,026,266 151,160,926 1,865,340 –
Materials 20,291,768 20,209,609 82,159 –
Real Estate 24,008,504 24,008,504 – –
Utilities 16,924,846 16,924,846 – –
Short-Term Investments 21,576,169 – 21,576,169 –
Subtotal Investments in Securities $3,672,525,340 $1,873,894,131 $1,793,245,208 $5,386,001
Other Investments  * Total
Affiliated Short-Term Investments 406,237,795
Affiliated Registered Investment Companies 337,511,821
Collateral Held for Securities Loaned 15,096,919
Subtotal Other Investments $758,846,535
Total Investments at Value $4,431,371,875
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
MSC
-
Morgan Stanley & Company
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 20,775,298 20,775,298 – –
Total Asset Derivatives $20,775,298 $20,775,298 $– $–
Liability Derivatives
Futures Contracts 730,095 730,095 – –
Call Options Written 331 – – 331
Total Liability Derivatives $730,426 $730,095 $– $331
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling $20,087,201 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 74 June 2023 $ 8,267,370 $ 236,849
CBOT 2-Yr. U.S. Treasury Note 112 June 2023 22,868,419 254,332
CBOT 5-Yr. U.S. Treasury Note 593 June 2023 63,605,435 1,332,696
CBOT U.S. Long Bond 563 June 2023 70,715,277 3,125,692
CME E-mini S&P 500 Index 1,226 June 2023 242,760,085 10,883,990
CME Ultra Long Term U.S. Treasury Bond 261 June 2023 35,347,911 1,485,714
ICE mini MSCI EAFE Index 793 June 2023 80,936,007 2,190,218
Ultra 10-Yr. U.S. Treasury Note 198 June 2023 23,190,778 795,067
Total Futures Long Contracts $ 547,691,282 $ 20,304,558
CBOT 10-Yr. U.S. Treasury Note (74) June 2023 ( $ 8,265,827) ( $ 238,392)
CME E-mini Russell 2000 Index (621) June 2023 (56,779,915) 470,740
CME E-mini S&P Mid-Cap 400 Index (167) June 2023 (41,853,631) (392,359)
ICE US mini MSCI Emerging Markets Index (66) June 2023 (3,185,806) (99,344)
Total Futures Short Contracts ( $ 110,085,179) ($259,355)
Total Futures Contracts $ 437,606,103 $20,045,203
The following table presents Moderately Conservative Allocation Portfolio's options contracts held as of March 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (10.50) $ 99.75 April 2023 ( $ 10,287,856) ( $ 331) $ 33,302
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($331) $33,302
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $138,454 $2,053 $– $140,855 18,534 3.2%
Core Emerging Markets Equity 33,336 – – 34,855 4,105 0.8
Core International Equity 28,272 – – 30,636 3,238 0.7
Core Low Volatility Equity 92,875 – – 94,634 8,375 2.2
Core Mid Cap Value – 9,200 – 9,335 973 0.2
Core Small Cap Value 36,652 – – 36,532 4,010 0.8
Global Stock 48,147 – – 51,374 4,227 1.2
High Yield 95,081 1,424 – 98,585 24,386 2.2
Income 288,493 2,884 – 299,433 34,480 6.8
International Allocation 170,279 – 67,000 115,929 13,054 2.6
International Index 18,946 – – 20,554 1,644 0.5
Large Cap Value 260,835 – – 261,392 12,492 5.9
Limited Maturity Bond 168,137 1,228 – 170,850 18,151 3.9
Mid Cap Stock 89,157 – – 93,892 4,903 2.1
Small Cap Stock 70,213 – – 73,817 3,845 1.7
Total Affiliated Registered Investment
Companies 1,538,877 1,532,673 34.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% 474,855 162,178 230,795 406,238 40,624 9.2
Total Affiliated Short-Term Investments 474,855 406,238 9.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,007 129,391 121,301 15,097 15,097 0.3
Total Collateral Held for Securities Loaned 7,007 15,097 0.3
Total Value $2,020,73 9 $1,954,008
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $348 $ – $2,052
Core Emerging Markets Equity – 1,519 – –
Core International Equity – 2,364 – –
Core Low Volatility Equity – 1,759 – –
Core Mid Cap Value Fund – 135 – –
Core Small Cap Value Fund – (120) – –
Global Stock – 3,227 – –
High Yield – 2,080 – 1,422
Income – 8,056 – 2,881
International Allocation (9,394) 22,044 – –
International Index – 1,608 – –
Large Cap Value – 557 – –
Limited Maturity Bond – 1,485 – 1,228
Mid Cap Stock – 4,735 – –
Small Cap Stock – 3,604 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% – – – 5,182
Total Income/Non Income Cash from Affiliated
Investments $12,765
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 42
Total Affiliated Income from Securities Loaned, Net $42
Total Value ($9,394) $53,402 $ –

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 68.4% ) Value
Basic Materials (1.7%)
ATI, Inc., Convertible
$ 13,000 3.500%,  6/15/2025 $ 33,689
Cascades, Inc./Cascades USA,
Inc.
30,000 5.125%,  1/15/2026
a
28,198
Chemours Company
52,000 5.750%,  11/15/2028
a
46,422
Cleveland-Cliffs, Inc.
37,000 5.875%,  6/1/2027 36,630
40,000 4.625%,  3/1/2029
a
36,705
Consolidated Energy Finance SA
106,000 5.625%,  10/15/2028
a
91,181
First Quantum Minerals, Ltd.
89,000 6.875%,  10/15/2027
a
85,799
Hecla Mining Company
20,000 7.250%,  2/15/2028 20,200
Hudbay Minerals, Inc.
40,000 4.500%,  4/1/2026
a
36,938
Mercer International, Inc.
23,000 5.125%,  2/1/2029 19,697
Methanex Corporation
63,000 4.250%,  12/1/2024 60,898
Novelis Corporation
25,000 3.250%,  11/15/2026
a
22,847
15,000 3.875%,  8/15/2031
a
12,634
Olin Corporation
83,000 5.125%,  9/15/2027 79,604
10,000 5.625%,  8/1/2029 9,640
Peabody Energy Corporation,
Convertible
12,000 3.250%,  3/1/2028 18,222
SCIL IV, LLC/SCIL USA Holdings,
LLC
44,000 5.375%,  11/1/2026
a
40,196
SK Invictus Intermediate II SARL
46,000 5.000%,  10/30/2029
a
38,191
SPCM SA
40,000 3.375%,  3/15/2030
a
32,997
SunCoke Energy, Inc.
47,000 4.875%,  6/30/2029
a
40,921
Taseko Mines, Ltd.
37,000 7.000%,  2/15/2026
a
33,568
Unifrax Escrow Issuer Corporation
36,000 5.250%,  9/30/2028
a
28,766
United States Steel Corporation
58,000 6.875%,  3/1/2029 58,000
United States Steel Corporation,
Convertible
14,000 5.000%,  11/1/2026 28,462
Total 940,405
Capital Goods (4.1%)
Advanced Drainage Systems, Inc.
56,000 6.375%,  6/15/2030
a
54,871
AECOM
110,000 5.125%,  3/15/2027 108,963
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
a
63,212
10,000 4.625%,  5/15/2030
a
8,985
ARD Finance SA
18,000 6.500%,  6/30/2027
a
13,768
Principal
Amount Long-Term Fixed Income (68.4%) Value
Capital Goods (4.1%) - continued
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
$ 40,000 5.250%,  8/15/2027
a
$ 31,537
41,000 5.250%,  8/15/2027
a
32,326
Bombardier, Inc.
48,000 7.125%,  6/15/2026
a
48,173
40,000 7.875%,  4/15/2027
a
40,493
65,000 6.000%,  2/15/2028
a
63,294
Builders FirstSource, Inc.
20,000 5.000%,  3/1/2030
a
18,520
Canpack SA/Canpack US, LLC
90,000 3.125%,  11/1/2025
a
81,790
Chart Industries, Inc.
48,000 7.500%,  1/1/2030
a
49,595
Chart Industries, Inc., Convertible
11,000 1.000%,  11/15/2024 23,721
Clean Harbors, Inc.
33,000 6.375%,  2/1/2031
a
33,668
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a
7,700
15,000 8.750%,  4/15/2030
a
13,631
Cornerstone Building Brands, Inc.
40,000 6.125%,  1/15/2029
a
28,556
Covanta Holding Corporation
17,000 4.875%,  12/1/2029
a
15,126
CP Atlas Buyer, Inc.
35,000 7.000%,  12/1/2028
a,b
25,991
Crown Cork & Seal Company, Inc.
47,000 7.375%,  12/15/2026 49,664
GFL Environmental, Inc.
68,000 4.000%,  8/1/2028
a
61,783
54,000 3.500%,  9/1/2028
a
48,870
Greenbrier Companies, Inc.,
Convertible
21,000 2.875%,  4/15/2028 17,819
H&E Equipment Services, Inc.
109,000 3.875%,  12/15/2028
a
95,521
Herc Holdings, Inc.
40,000 5.500%,  7/15/2027
a
38,600
Howmet Aerospace, Inc.
120,000 3.000%,  1/15/2029 106,392
JELD-WEN, Inc.
24,000 4.625%,  12/15/2025
a
22,260
Kaman Corporation, Convertible
9,000 3.250%,  5/1/2024 8,487
KBR, Inc., Convertible
25,000 2.500%,  11/1/2023 54,288
Mauser Packaging Solutions
Holding Company
57,000 9.250%,  4/15/2027
a
52,667
MIWD Holdco II, LLC
59,000 5.500%,  2/1/2030
a
49,855
Mueller Water Products, Inc.
29,000 4.000%,  6/15/2029
a
25,905
Nesco Holdings II, Inc.
55,000 5.500%,  4/15/2029
a
49,757
New Enterprise Stone and Lime
Company, Inc.
83,000 5.250%,  7/15/2028
a
73,363
OI European Group BV
80,000 4.750%,  2/15/2030
a
73,200

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.4%) Value
Capital Goods (4.1%) - continued
Owens-Brockway Glass Container,
Inc.
$ 16,000 5.875%,  8/15/2023
a
$ 15,962
Pactiv Evergreen Group
35,000 4.375%,  10/15/2028
a
30,596
Patrick Industries, Inc., Convertible
19,000 1.750%,  12/1/2028 17,157
PGT Innovations, Inc.
41,000 4.375%,  10/1/2029
a
37,050
Sealed Air Corporation
40,000 6.125%,  2/1/2028
a
40,446
Silgan Holdings, Inc.
20,000 4.125%,  2/1/2028 18,824
SRM Escrow Issuer, LLC
100,000 6.000%,  11/1/2028
a
93,875
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
20,000 7.750%,  4/15/2026
a
16,750
TransDigm, Inc.
30,000 6.250%,  3/15/2026
a
30,027
175,000 5.500%,  11/15/2027 165,010
United Rentals North America, Inc.
7,000 5.500%,  5/15/2027 6,934
57,000 4.875%,  1/15/2028 54,506
20,000 4.000%,  7/15/2030 17,971
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
13,795
WESCO Distribution, Inc.
95,000 7.250%,  6/15/2028
a
97,546
Total 2,248,800
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
15,618
3.615%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
13,847
Residential Accredit Loans, Inc.
Trust
43,104
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 33,294
Total 47,141
Communications Services (4.5%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
38,000 10.500%,  2/15/2028
a
20,805
Altice Financing SA
15,000 5.750%,  8/15/2029
a
11,925
Altice France SA/France
2,000 5.125%,  7/15/2029
a
1,505
139,000 5.500%,  10/15/2029
a
106,287
AMC Networks, Inc.
20,000 5.000%,  4/1/2024 19,727
62,000 4.250%,  2/15/2029 38,118
Cable One, Inc., Convertible
34,000 1.125%,  3/15/2028 24,854
CCO Holdings, LLC/CCO Holdings
Capital Corporation
27,000 5.500%,  5/1/2026
a
26,257
10,000 5.125%,  5/1/2027
a
9,450
22,000 5.000%,  2/1/2028
a
20,295
17,000 6.375%,  9/1/2029
a
16,235
34,000 4.750%,  3/1/2030
a
29,457
85,000 4.500%,  8/15/2030
a
71,825
Principal
Amount Long-Term Fixed Income (68.4%) Value
Communications Services (4.5%) - continued
$ 21,000 4.250%,  2/1/2031
a
$ 17,171
122,000 4.750%,  2/1/2032
a
102,462
45,000 4.250%,  1/15/2034
a
35,195
Cengage Learning, Inc.
38,000 9.500%,  6/15/2024
a
36,740
Clear Channel Worldwide
Holdings, Inc.
46,000 5.125%,  8/15/2027
a
41,285
Connect Finco SARL/Connect US
Finco, LLC
25,000 6.750%,  10/1/2026
a
23,500
Consolidated Communications,
Inc.
47,000 5.000%,  10/1/2028
a
31,927
CSC Holdings, LLC
102,000 5.375%,  2/1/2028
a
83,565
37,000 6.500%,  2/1/2029
a
30,729
56,000 4.125%,  12/1/2030
a
40,219
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
54,000 5.875%,  8/15/2027
a
48,908
DISH DBS Corporation
19,000 5.875%,  11/15/2024 16,942
16,000 5.250%,  12/1/2026
a
12,766
17,000 7.375%,  7/1/2028 9,701
63,000 5.750%,  12/1/2028
a
47,014
29,000 5.125%,  6/1/2029 15,442
DISH Network Corporation
10,000 11.750%,  11/15/2027
a
9,700
Frontier Communications
Holdings, LLC
48,000 5.875%,  10/15/2027
a
43,637
22,000 6.750%,  5/1/2029
a
17,435
14,000 8.750%,  5/15/2030
a
13,944
GCI, LLC
70,000 4.750%,  10/15/2028
a
60,391
Gray Escrow II, Inc.
84,000 5.375%,  11/15/2031
a
55,776
Gray Television, Inc.
40,000 4.750%,  10/15/2030
a
26,547
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 18,937
Iliad Holding SASU
68,000 6.500%,  10/15/2026
a
64,805
LCPR Senior Secured Financing
DAC
36,000 6.750%,  10/15/2027
a
34,002
Level 3 Financing, Inc.
26,000 10.500%,  5/15/2030
a
24,830
74,000 4.625%,  9/15/2027
a
44,492
35,000 4.250%,  7/1/2028
a
19,747
Netflix, Inc.
40,000 4.875%,  4/15/2028 39,800
News Corporation
46,000 3.875%,  5/15/2029
a
40,882
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
22,000 6.250%,  6/15/2025
a
21,890
Paramount Global
75,000 6.375%,  3/30/2062
c
59,438
Playtika Holding Corporation
42,000 4.250%,  3/15/2029
a
34,965

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.4%) Value
Communications Services (4.5%) - continued
Radiate Holdco, LLC/Radiate
Finance, Inc.
$ 25,000 6.500%,  9/15/2028
a
$ 10,250
Rogers Communications, Inc.
100,000 5.250%,  3/15/2082
a,c
87,750
Scripps Escrow II, Inc.
21,000 3.875%,  1/15/2029
a
16,478
Sirius XM Radio, Inc.
80,000 5.000%,  8/1/2027
a
74,897
20,000 4.000%,  7/15/2028
a
17,179
30,000 4.125%,  7/1/2030
a
24,525
Sprint Capital Corporation
51,000 6.875%,  11/15/2028 54,801
64,000 8.750%,  3/15/2032 77,920
TEGNA, Inc.
92,000 4.625%,  3/15/2028 80,270
Telecom Italia Capital SA
16,000 6.000%,  9/30/2034 13,720
Telecom Italia SPA
22,000 5.303%,  5/30/2024
a
21,560
Telesat Canada/Telesat, LLC
20,000 4.875%,  6/1/2027
a
10,361
10,000 6.500%,  10/15/2027
a
3,100
United States Cellular Corporation
35,000 6.700%,  12/15/2033 30,450
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
69,000 4.750%,  4/15/2028
a
53,332
Univision Communications, Inc.
78,000 6.625%,  6/1/2027
a
73,960
Viasat, Inc.
25,000 6.500%,  7/15/2028
a
18,468
Vodafone Group plc
64,000 7.000%,  4/4/2079
c
63,710
VTR Finance NV
30,000 6.375%,  7/15/2028
a
12,075
VZ Secured Financing BV
47,000 5.000%,  1/15/2032
a
38,339
WMG Acquisition Corporation
9,000 3.750%,  12/1/2029
a
7,971
13,000 3.875%,  7/15/2030
a
11,414
35,000 3.000%,  2/15/2031
a
29,261
YPSO Finance BIS SA
23,000 10.500%,  5/15/2027
a
17,595
Total 2,470,910
Consumer Cyclical (6.2%)
1011778 B.C., ULC/New Red
Finance, Inc.
100,000 4.375%,  1/15/2028
a
92,315
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
20,000 6.625%,  7/15/2026
a
19,220
32,000 6.000%,  6/1/2029
a
23,887
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
70,000 4.625%,  6/1/2028
a
59,237
40,000 4.625%,  6/1/2028
a
33,574
Allison Transmission, Inc.
52,000 4.750%,  10/1/2027
a
49,123
20,000 3.750%,  1/30/2031
a
17,064
Principal
Amount Long-Term Fixed Income (68.4%) Value
Consumer Cyclical (6.2%) - continued
American Axle & Manufacturing,
Inc.
$ 95,000 6.500%,  4/1/2027
b
$ 87,400
Arko Corporation
27,000 5.125%,  11/15/2029
a
22,348
Ashton Woods USA, LLC/Ashton
Woods Finance Company
25,000 4.625%,  8/1/2029
a
20,250
27,000 4.625%,  4/1/2030
a
22,231
Bloomin' Brands, Inc., Convertible
3,000 5.000%,  5/1/2025 6,787
Booking Holdings, Inc.,
Convertible
6,000 0.750%,  5/1/2025 8,984
Boyd Gaming Corporation
40,000 4.750%,  6/15/2031
a
36,328
Boyne USA, Inc.
30,000 4.750%,  5/15/2029
a
26,783
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
41,000 6.250%,  9/15/2027
a
36,038
Burlington Stores, Inc., Convertible
31,000 2.250%,  4/15/2025 35,592
Caesars Entertainment, Inc.
60,000 6.250%,  7/1/2025
a
60,003
20,000 8.125%,  7/1/2027
a
20,400
76,000 4.625%,  10/15/2029
a
66,462
Carnival Corporation
77,000 10.500%,  2/1/2026
a
80,228
27,000 7.625%,  3/1/2026
a
24,637
47,000 5.750%,  3/1/2027
a
38,556
Cedar Fair, LP
69,000 5.250%,  7/15/2029 64,329
Churchill Downs, Inc.
20,000 4.750%,  1/15/2028
a
18,728
Cinemark USA, Inc.
72,000 5.875%,  3/15/2026
a,b
67,913
Clarios Global, LP/Clarios US
Finance Company
15,000 8.500%,  5/15/2027
a
15,056
Cracker Barrel Old Country Store,
Inc., Convertible
12,000 0.625%,  6/15/2026 10,770
Dana, Inc.
45,000 5.625%,  6/15/2028 42,260
Expedia Group, Inc., Convertible
36,000 Zero Coupon,  2/15/2026 32,229
Ford Motor Company
78,000 3.250%,  2/12/2032 61,305
48,000 6.100%,  8/19/2032 46,515
Ford Motor Company, Convertible
50,000 Zero Coupon,  3/15/2026 49,950
Ford Motor Credit Company, LLC
131,000 2.300%,  2/10/2025 121,408
60,000 4.134%,  8/4/2025 57,076
89,000 2.700%,  8/10/2026 79,209
Forestar Group, Inc.
37,000 3.850%,  5/15/2026
a
33,287
FTI Consulting, Inc., Convertible
21,000 2.000%,  8/15/2023 40,897

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.4%) Value
Consumer Cyclical (6.2%) - continued
General Motors Financial
Company, Inc.
$ 40,000 5.700%,  9/30/2030
c,d
$ 34,426
Goodyear Tire & Rubber Company
30,000 5.000%,  7/15/2029 26,802
15,000 5.250%,  7/15/2031 12,956
Guitar Center Escrow Issuer II, Inc.
12,000 8.500%,  1/15/2026
a
10,530
Hanesbrands, Inc.
36,000 4.875%,  5/15/2026
a
34,110
Hilton Domestic Operating
Company, Inc.
37,000 4.875%,  1/15/2030 35,441
21,000 3.625%,  2/15/2032
a
17,719
Hilton Grand Vacations Borrower
Escrow, LLC
34,000 5.000%,  6/1/2029
a
30,198
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 49,321
International Game Technology plc
72,000 5.250%,  1/15/2029
a
68,940
Jacobs Entertainment, Inc.
28,000 6.750%,  2/15/2029
a
24,463
KB Home
35,000 4.800%,  11/15/2029 32,025
L Brands, Inc.
91,000 6.625%,  10/1/2030
a
88,714
10,000 6.875%,  11/1/2035 9,015
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
a
60,124
Marriott Vacations Worldwide
Corporation, Convertible
25,000 Zero Coupon,  1/15/2026 24,200
18,000 3.250%,  12/15/2027
a
17,550
Mattamy Group Corporation
43,000 5.250%,  12/15/2027
a
40,474
MGM Resorts International
105,000 5.500%,  4/15/2027 101,863
Michaels Companies, Inc.
37,000 5.250%,  5/1/2028
a
30,837
NCL Corporation, Ltd.
20,000 3.625%,  12/15/2024
a
18,600
15,000 5.875%,  3/15/2026
a
12,766
55,000 5.875%,  2/15/2027
a
51,288
Nissan Motor Company, Ltd.
17,000 3.522%,  9/17/2025
a
16,106
17,000 4.345%,  9/17/2027
a
16,039
22,000 4.810%,  9/17/2030
a
19,921
PENN Entertainment, Inc.
35,000 4.125%,  7/1/2029
a
29,185
PetSmart, Inc./PetSmart Finance
Corporation
60,000 4.750%,  2/15/2028
a
56,325
62,000 7.750%,  2/15/2029
a
60,860
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
93,000 5.750%,  4/15/2026
a
92,303
41,000 6.250%,  1/15/2028
a
38,335
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
50,000 5.750%,  1/15/2029
a
37,423
Royal Caribbean Cruises, Ltd.
23,000 11.500%,  6/1/2025
a
24,524
99,000 4.250%,  7/1/2026
a
88,853
Principal
Amount Long-Term Fixed Income (68.4%) Value
Consumer Cyclical (6.2%) - continued
$ 38,000 9.250%,  1/15/2029
a
$ 40,375
Scientific Games International, Inc.
62,000 7.250%,  11/15/2029
a
62,120
6,000 6.625%,  3/1/2030
a
5,302
SeaWorld Parks and
Entertainment, Inc.
22,000 5.250%,  8/15/2029
a
19,858
Six Flags Theme Parks, Inc.
15,000 7.000%,  7/1/2025
a
15,155
Staples, Inc.
44,000 7.500%,  4/15/2026
a
38,550
46,000 10.750%,  4/15/2027
a
33,350
Station Casinos, LLC
32,000 4.625%,  12/1/2031
a,b
27,024
Travel + Leisure Company
22,000 6.625%,  7/31/2026
a
22,085
Tripadvisor, Inc.
11,000 7.000%,  7/15/2025
a
11,024
Uber Technologies, Inc.
30,000 6.250%,  1/15/2028
a,b
29,925
Uber Technologies, Inc.,
Convertible
30,000 Zero Coupon,  12/15/2025 26,393
Vail Resorts, Inc., Convertible
32,000 Zero Coupon,  1/1/2026 28,580
Viking Cruises, Ltd.
19,000 5.875%,  9/15/2027
a
16,361
Wabash National Corporation
42,000 4.500%,  10/15/2028
a
36,413
Wyndham Hotels & Resorts, Inc.
20,000 4.375%,  8/15/2028
a
18,425
Yum! Brands, Inc.
59,000 4.750%,  1/15/2030
a
56,368
Total 3,427,923
Consumer Non-Cyclical (4.1%)
1375209 B.C., Ltd.
34,000 9.000%,  1/30/2028
a
33,711
Albertsons Companies, Inc./
Safeway, Inc.
70,000 4.625%,  1/15/2027
a
67,696
57,000 3.500%,  3/15/2029
a
49,595
Aramark Services, Inc.
84,000 5.000%,  2/1/2028
a
79,503
Avantor Funding, Inc.
45,000 4.625%,  7/15/2028
a
42,638
B&G Foods, Inc.
23,000 5.250%,  9/15/2027 19,723
Bausch Health Companies, Inc.
21,000 5.500%,  11/1/2025
a,b
17,264
60,000 11.000%,  9/30/2028
a
44,150
BellRing Brands, Inc.
29,000 7.000%,  3/15/2030
a
29,376
BioMarin Pharmaceutical, Inc.,
Convertible
37,000 1.250%,  5/15/2027
b
38,591
Central Garden & Pet Company
50,000 4.125%,  10/15/2030 44,180
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
8,902
Chobani, LLC/Chobani Finance
Corporation, Inc.
56,000 4.625%,  11/15/2028
a
51,030

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.4%) Value
Consumer Non-Cyclical (4.1%) - continued
CHS/Community Health Systems,
Inc.
$ 11,000 8.000%,  12/15/2027
a
$ 10,657
55,000 6.000%,  1/15/2029
a
46,523
Coty, Inc.
58,000 5.000%,  4/15/2026
a
55,961
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
53,000 4.750%,  1/15/2029
a
49,488
Edgewell Personal Care Company
30,000 5.500%,  6/1/2028
a
28,740
Embecta Corporation
18,000 6.750%,  2/15/2030
a
16,380
Encompass Health Corporation
95,000 4.500%,  2/1/2028 88,549
Energizer Holdings, Inc.
10,000 4.750%,  6/15/2028
a
9,000
35,000 4.375%,  3/31/2029
a
30,756
HLF Financing SARL, LLC/
Herbalife International, Inc.
110,000 4.875%,  6/1/2029
a
83,600
Integer Holdings Corporation,
Convertible
32,000 2.125%,  2/15/2028
a
34,832
Ionis Pharmaceuticals, Inc.,
Convertible
21,000 0.125%,  12/15/2024 19,324
16,000 Zero Coupon,  4/1/2026 14,520
Jazz Investments I, Ltd.,
Convertible
33,000 2.000%,  6/15/2026 36,548
Jazz Securities DAC
29,000 4.375%,  1/15/2029
a
26,680
Mattel, Inc.
80,000 3.375%,  4/1/2026
a
75,307
Mozart Debt Merger Sub, Inc.
34,000 3.875%,  4/1/2029
a
29,495
36,000 5.250%,  10/1/2029
a
31,234
Organon & Company/Organon
Foreign Debt Co-Issuer BV
75,000 4.125%,  4/30/2028
a
68,558
Owens & Minor, Inc.
39,000 6.625%,  4/1/2030
a
33,491
Performance Food Group, Inc.
44,000 4.250%,  8/1/2029
a
39,511
Perrigo Finance Unlimited
Company
97,000 4.375%,  3/15/2026 92,851
Post Holdings, Inc.
26,000 5.625%,  1/15/2028
a
25,480
17,000 5.500%,  12/15/2029
a
16,020
39,000 4.500%,  9/15/2031
a
34,324
Post Holdings, Inc., Convertible
30,000 2.500%,  8/15/2027
a
31,356
Scotts Miracle-Gro Company
35,000 4.500%,  10/15/2029 30,094
SEG Holding, LLC
95,000 5.625%,  10/15/2028
a
90,004
Simmons Foods, Inc.
72,000 4.625%,  3/1/2029
a
58,509
Spectrum Brands, Inc.
35,000 5.000%,  10/1/2029
a
30,376
10,000 5.500%,  7/15/2030
a
8,799
Principal
Amount Long-Term Fixed Income (68.4%) Value
Consumer Non-Cyclical (4.1%) - continued
Syneos Health, Inc.
$ 35,000 3.625%,  1/15/2029
a
$ 28,766
Teleflex, Inc.
58,000 4.250%,  6/1/2028
a
55,153
Tenet Healthcare Corporation
10,000 4.625%,  7/15/2024 9,864
108,000 5.125%,  11/1/2027 103,685
68,000 6.125%,  10/1/2028 65,173
Teva Pharmaceutical Finance
Netherlands III BV
109,000 3.150%,  10/1/2026 98,645
Topgolf Callaway Brands
Corporation, Convertible
9,000 2.750%,  5/1/2026 12,294
TreeHouse Foods, Inc.
74,000 4.000%,  9/1/2028 65,409
United Natural Foods, Inc.
21,000 6.750%,  10/15/2028
a
19,518
Winnebago Industries, Inc.,
Convertible
15,000 1.500%,  4/1/2025 16,493
Total 2,248,326
Energy (6.0%)
Antero Resources Corporation
39,000 5.375%,  3/1/2030
a
36,280
Archrock Partners, LP/Archrock
Partners Finance Corporation
57,000 6.250%,  4/1/2028
a
54,720
BP Capital Markets plc
280,000 4.875%,  3/22/2030
c,d
254,450
Buckeye Partners, LP
40,000 3.950%,  12/1/2026 36,192
Callon Petroleum Company
36,000 8.250%,  7/15/2025 35,748
35,000 7.500%,  6/15/2030
a
32,900
Cheniere Energy Partners, LP
35,000 4.500%,  10/1/2029 32,515
15,000 3.250%,  1/31/2032 12,392
Cheniere Energy, Inc.
20,000 4.625%,  10/15/2028 19,011
Chesapeake Energy Corporation
80,000 6.750%,  4/15/2029
a
79,421
Chord Energy Corporation
35,000 6.375%,  6/1/2026
a
34,666
CNX Resources Corporation
37,000 6.000%,  1/15/2029
a
34,595
CNX Resources Corporation,
Convertible
23,000 2.250%,  5/1/2026 31,912
Comstock Resources, Inc.
17,000 6.750%,  3/1/2029
a
15,556
25,000 5.875%,  1/15/2030
a
21,479
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
34,000 5.500%,  6/15/2031
a
30,561
CrownRock, LP/CrownRock
Finance, Inc.
54,000 5.625%,  10/15/2025
a
52,923
DT Midstream, Inc.
75,000 4.125%,  6/15/2029
a
65,753
10,000 4.375%,  6/15/2031
a
8,712

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.4%) Value
Energy (6.0%) - continued
Enbridge, Inc.
$ 300,000 7.375%,  1/15/2083
c
$ 286,809
107,000 7.625%,  1/15/2083
c
104,377
48,000 5.750%,  7/15/2080
c
42,705
Endeavor Energy Resources, LP/
EER Finance, Inc.
30,000 5.750%,  1/30/2028
a
29,775
Enerflex, Ltd.
30,000 9.000%,  10/15/2027
a
29,175
Energy Transfer, LP
115,000 6.750%,  5/15/2025
c,d
101,212
EnLink Midstream Partners, LP
50,000 4.850%,  7/15/2026 48,125
EnLink Midstream, LLC
20,000 6.500%,  9/1/2030
a
20,224
Enterprise Products Operating,
LLC
37,000
7.858%,  (LIBOR 3M +
2.986%), 8/16/2077
c
34,710
EQM Midstream Partners, LP
38,000 4.750%,  1/15/2031
a
31,540
EQT Corporation, Convertible
13,000 1.750%,  5/1/2026 28,631
Ferrellgas, LP/Ferrellgas Finance
Corporation
32,000 5.375%,  4/1/2026
a
29,960
Genesis Energy LP/Genesis
Energy Finance Corporation
29,000 8.875%,  4/15/2030 29,362
Harvest Midstream, LP
81,000 7.500%,  9/1/2028
a
80,783
Hess Midstream Operations, LP
35,000 5.625%,  2/15/2026
a
34,646
27,000 5.500%,  10/15/2030
a
25,106
Hilcorp Energy I, LP/Hilcorp
Finance Company
40,000 5.750%,  2/1/2029
a
36,822
46,000 6.250%,  4/15/2032
a
42,550
Holly Energy Partners, LP/Holly
Energy Finance Corporation
52,000 6.375%,  4/15/2027
a
51,422
Howard Midstream Energy
Partners, LLC
45,000 6.750%,  1/15/2027
a
42,433
ITT Holdings, LLC
47,000 6.500%,  8/1/2029
a
39,683
Laredo Petroleum, Inc.
102,000 7.750%,  7/31/2029
a
85,084
MEG Energy Corporation
49,000 7.125%,  2/1/2027
a
49,985
Murphy Oil Corporation
42,000 5.875%,  12/1/2027 40,905
Nabors Industries, Ltd.
80,000 7.250%,  1/15/2026
a
76,300
New Fortress Energy, Inc.
20,000 6.750%,  9/15/2025
a
19,250
NuStar Logistics, LP
45,000 5.750%,  10/1/2025 43,764
Occidental Petroleum Corporation
39,000 8.500%,  7/15/2027 42,900
20,000 6.450%,  9/15/2036 21,029
Principal
Amount Long-Term Fixed Income (68.4%) Value
Energy (6.0%) - continued
Permian Resources Operating,
LLC, Convertible
$ 5,000 3.250%,  4/1/2028 $ 9,227
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 14,945
Plains All American Pipeline, LP
60,000
8.974%,  (LIBOR 3M +
4.110%), 5/4/2023
c,d
53,114
Precision Drilling Corporation
42,000 6.875%,  1/15/2029
a
38,115
Range Resources Corporation
36,000 4.750%,  2/15/2030
a
32,815
SM Energy Company
44,000 6.625%,  1/15/2027 42,269
15,000 6.500%,  7/15/2028 14,314
Southwestern Energy Company
20,000 5.375%,  2/1/2029 18,850
45,000 5.375%,  3/15/2030 42,306
21,000 4.750%,  2/1/2032 18,543
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
29,000 5.875%,  3/1/2027 28,133
20,000 5.000%,  6/1/2031
a
17,475
Sunoco, LP/Sunoco Finance
Corporation
5,000 5.875%,  3/15/2028 4,800
29,000 4.500%,  4/30/2030 26,227
Teine Energy, Ltd.
25,000 6.875%,  4/15/2029
a
22,875
TransCanada Trust
125,000 5.600%,  3/7/2082
c
104,561
160,000 5.300%,  3/15/2077
c
133,600
Transocean, Inc.
37,000 11.500%,  1/30/2027
a
38,214
USA Compression Partners, LP/
USA Compression Finance
Corporation
50,000 6.875%,  4/1/2026 48,597
Venture Global Calcasieu Pass,
LLC
78,000 3.875%,  8/15/2029
a
70,356
19,000 6.250%,  1/15/2030
a
19,143
20,000 4.125%,  8/15/2031
a
17,572
Weatherford International, Ltd.
44,000 8.625%,  4/30/2030
a
45,015
Total 3,300,119
Financials (17.9%)
AerCap Holdings NV
60,000 5.875%,  10/10/2079
c
54,641
Air Lease Corporation
174,000 4.650%,  6/15/2026
c,d
144,501
Aircastle, Ltd.
115,000 5.250%,  6/15/2026
a,c,d
83,904
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
22,000 6.750%,  10/15/2027
a
20,405
Ally Financial, Inc.
203,000 4.700%,  5/15/2026
c,d
145,652
8,000 6.700%,  2/14/2033 7,107
American Express Company
85,000 3.550%,  9/15/2026
c,d
71,842

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.4%) Value
Financials (17.9%) - continued
AmWINS Group, Inc.
$ 31,000 4.875%,  6/30/2029
a
$ 27,435
Ares Capital Corporation,
Convertible
11,000 4.625%,  3/1/2024 11,076
BAC Capital Trust XIV
74,000
5.266%,  (LIBOR 3M +
0.400%), 4/19/2023
c,d
55,264
Banco Santander SA
115,000 4.750%,  11/12/2026
c,d
89,269
Bank of America Corporation
284,000 6.250%,  9/5/2024
c,d
277,255
82,000 6.100%,  3/17/2025
c,d
80,387
40,000 6.300%,  3/10/2026
c,d
39,950
200,000 4.375%,  1/27/2027
c,d
170,028
400,000 6.125%,  4/27/2027
c,d
393,500
Bank of New York Mellon
Corporation
150,000 4.700%,  9/20/2025
c,d
141,940
Bank of Nova Scotia
212,000 4.900%,  6/4/2025
c,d
192,920
Barclays plc
75,000 4.375%,  3/15/2028
c,d
51,271
Blackstone Mortgage Trust, Inc.,
Convertible
3,000 5.500%,  3/15/2027 2,372
BNP Paribas SA
160,000 7.750%,  8/16/2029
a,c,d
153,152
Capital One Financial Corporation
36,000 3.950%,  9/1/2026
c,d
26,955
Charles Schwab Corporation
176,000 5.375%,  6/1/2025
c,d
166,760
128,000 4.000%,  6/1/2026
c,d
104,355
160,000 5.000%,  6/1/2027
c,d
135,600
125,000 4.000%,  12/1/2030
c,d
98,438
Citigroup, Inc.
82,000
8.870%,  (LIBOR 3M +
4.068%), 7/30/2023
c,d
81,385
68,000 5.000%,  9/12/2024
c,d
63,580
144,000 5.950%,  5/15/2025
c,d
134,200
145,000 4.000%,  12/10/2025
c,d
128,144
225,000 3.875%,  2/18/2026
c,d
190,012
107,000 4.150%,  11/15/2026
c,d
87,472
51,000 7.375%,  5/15/2028
c,d
50,192
Citizens Financial Group, Inc.
80,000 4.000%,  10/6/2026
c,d
61,000
Coinbase Global, Inc.
15,000 3.625%,  10/1/2031
a
8,400
Coinbase Global, Inc., Convertible
58,000 0.500%,  6/1/2026 37,112
Comerica, Inc.
20,000 5.625%,  7/1/2025
c,d
16,766
Corebridge Financial, Inc.
81,000 6.875%,  12/15/2052
a,c
72,207
Credit Acceptance Corporation
52,000 5.125%,  12/31/2024
a
49,424
Credit Agricole SA
48,000 6.875%,  9/23/2024
a,c,d
44,656
40,000 8.125%,  12/23/2025
a,c,d
38,539
Credit Suisse Group AG
56,000 7.500%,  12/11/2023
a,c,d,e
2,240
40,000 7.250%,  9/12/2025
a,c,d,e
1,600
103,000 3.091%,  5/14/2032
a,c
82,809
Principal
Amount Long-Term Fixed Income (68.4%) Value
Financials (17.9%) - continued
Dai-ichi Life Insurance Company,
Ltd.
$ 230,000 5.100%,  10/28/2024
a,b,c,d
$ 223,672
Deutsche Bank AG
225,000 6.000%,  10/30/2025
c,d
166,322
Drawbridge Special Opportunities
Fund, LP
95,000 3.875%,  2/15/2026
a
84,082
Encore Capital Group, Inc.,
Convertible
2,000 40.000%,  3/15/2029
a
1,998
Fifth Third Bancorp
91,000 4.500%,  9/30/2025
c,d
78,909
Fortress Transportation and
Infrastructure Investors, LLC
43,000 6.500%,  10/1/2025
a
43,029
31,000 9.750%,  8/1/2027
a
32,708
Genworth Mortgage Holdings, Inc.
28,000 6.500%,  8/15/2025
a
27,300
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
102,000 3.750%,  12/15/2027
a
80,704
goeasy, Ltd.
15,000 5.375%,  12/1/2024
a
14,149
Goldman Sachs Group, Inc.
95,000 5.500%,  8/10/2024
c,d
91,653
115,000 4.400%,  2/10/2025
c,d
98,731
130,000 3.650%,  8/10/2026
c,d
106,112
105,000 4.125%,  11/10/2026
c,d
87,019
Hartford Financial Services Group,
Inc.
100,000
6.989%,  (LIBOR 3M +
2.125%), 2/12/2047
a,c
80,633
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
4,000 Zero Coupon,  5/1/2025
a
3,745
HSBC Holdings plc
55,000 6.375%,  3/30/2025
c,d
50,542
85,000 4.600%,  12/17/2030
c,d
63,480
HUB International, Ltd.
46,000 5.625%,  12/1/2029
a
40,079
Huntington Bancshares, Inc.
104,000 4.450%,  10/15/2027
c,d
86,450
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
78,000 4.750%,  9/15/2024 76,082
30,000 6.375%,  12/15/2025 29,466
11,000 5.250%,  5/15/2027 10,321
J.P. Morgan Chase & Company
105,000 5.150%,  8/1/2023
c,d
102,901
40,000 6.000%,  8/1/2023
c,d
39,150
368,000 5.000%,  8/1/2024
c,d
353,317
100,000 4.600%,  2/1/2025
c,d
93,000
85,000 3.650%,  6/1/2026
c,d
74,375
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
15,000 5.000%,  8/15/2028
a
12,699
Lincoln National Corporation
100,000
7.234%,  (LIBOR 3M +
2.358%), 5/17/2023
c
65,250
Lloyds Banking Group plc
90,000 8.000%,  9/27/2029
c,d
82,912

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.4%) Value
Financials (17.9%) - continued
LPL Holdings, Inc.
$ 30,000 4.000%,  3/15/2029
a
$ 27,000
M&T Bank Corporation
203,000 3.500%,  9/1/2026
c,d
142,911
MetLife, Inc.
140,000 3.850%,  9/15/2025
c,d
123,347
152,000 5.875%,  3/15/2028
c,d
141,548
107,000 6.400%,  12/15/2036 103,537
Molina Healthcare, Inc.
39,000 4.375%,  6/15/2028
a
36,281
MPT Operating Partnership, LP/
MPT Finance Corporation
40,000 4.625%,  8/1/2029 29,550
Nationstar Mortgage Holdings,
Inc.
37,000 6.000%,  1/15/2027
a
33,578
NatWest Group plc
95,000 4.600%,  6/28/2031
c,d
66,866
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
68,000 4.500%,  9/30/2028
a
50,848
Nippon Life Insurance Company
160,000 2.900%,  9/16/2051
a,c
127,548
172,000 5.100%,  10/16/2044
a,c
165,510
172,000 3.400%,  1/23/2050
a,c
146,013
Office Properties Income Trust
14,000 4.250%,  5/15/2024 13,052
OneMain Finance Corporation
80,000 6.875%,  3/15/2025 77,520
29,000 3.875%,  9/15/2028 22,983
Park Intermediate Holdings, LLC
20,000 4.875%,  5/15/2029
a
17,206
Pebblebrook Hotel Trust,
Convertible
42,000 1.750%,  12/15/2026 35,552
PNC Financial Services Group,
Inc.
95,000 3.400%,  9/15/2026
c,d
75,337
108,000 6.200%,  9/15/2027
b,c,d
101,612
103,000 6.250%,  3/15/2030
c,d
95,790
PRA Group, Inc.
27,000 7.375%,  9/1/2025
a
26,858
18,000 8.375%,  2/1/2028
a
18,002
PRA Group, Inc., Convertible
8,000 3.500%,  6/1/2023 7,920
Provident Financing Trust I
25,000 7.405%,  3/15/2038 24,750
Prudential Financial, Inc.
77,000 6.750%,  3/1/2053
c
74,890
126,000 5.200%,  3/15/2044
c
119,700
20,000 3.700%,  10/1/2050
c
16,291
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,c,d
37,297
Radian Group, Inc.
37,000 4.875%,  3/15/2027 34,791
Redwood Trust, Inc., Convertible
2,000 7.750%,  6/15/2027
a
1,731
Regions Financial Corporation
80,000 5.750%,  6/15/2025
c,d
72,693
RLJ Lodging Trust, LP
19,000 3.750%,  7/1/2026
a
17,393
40,000 4.000%,  9/15/2029
a
33,405
Principal
Amount Long-Term Fixed Income (68.4%) Value
Financials (17.9%) - continued
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
$ 30,000 3.625%,  3/1/2029
a
$ 25,757
Service Properties Trust
25,000 4.650%,  3/15/2024 24,375
12,000 4.350%,  10/1/2024 11,478
58,000 7.500%,  9/15/2025 57,231
20,000 5.500%,  12/15/2027 17,900
SLM Corporation
20,000 4.200%,  10/29/2025 18,000
Standard Chartered plc
105,000 6.000%,  7/26/2025
a,c,d
95,392
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
a,c
146,563
Summit Hotel Properties, Inc.,
Convertible
15,000 1.500%,  2/15/2026 12,836
Synchrony Financial
8,000 7.250%,  2/2/2033 7,058
Toronto-Dominion Bank
155,000 8.125%,  10/31/2082
c
157,325
Truist Financial Corporation
160,000 4.950%,  9/1/2025
c,d
147,885
150,000 5.100%,  3/1/2030
c,d
131,333
U.S. Bancorp
120,000 3.700%,  1/15/2027
c,d
93,600
UBS Group AG
100,000 4.875%,  2/12/2027
a,c,d
77,887
United Wholesale Mortgage, LLC
11,000 5.500%,  11/15/2025
a
10,411
31,000 5.500%,  4/15/2029
a
25,885
USB Realty Corporation
133,000
5.977%,  (LIBOR 3M +
1.147%), 1/15/2027
a,c,d
95,095
USI, Inc./NY
15,000 6.875%,  5/1/2025
a
14,775
Wells Fargo & Company
212,000 3.900%,  3/15/2026
c,d
187,135
30,000
5.292%,  (LIBOR 3M +
0.500%), 1/15/2027
c
27,491
XHR, LP
19,000 6.375%,  8/15/2025
a
18,638
32,000 4.875%,  6/1/2029
a
27,139
Total 9,847,006
Mortgage-Backed Securities (5.6%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,025,000 5.500%,  4/1/2042
f
3,055,545
Total 3,055,545
Technology (2.6%)
Akamai Technologies, Inc.,
Convertible
22,000 0.125%,  5/1/2025 22,118
21,000 0.375%,  9/1/2027 19,287
AthenaHealth Group, Inc.
50,000 6.500%,  2/15/2030
a
40,543
Black Knight InfoServ, LLC
46,000 3.625%,  9/1/2028
a
41,673
Block, Inc., Convertible
24,000 0.250%,  11/1/2027 18,360

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.4%) Value
Technology (2.6%) - continued
Cloud Software Group, Inc.
$ 40,000 6.500%,  3/31/2029
a
$ 35,384
CommScope Technologies
Finance, LLC
54,000 6.000%,  6/15/2025
a
50,855
CommScope, Inc.
70,000 7.125%,  7/1/2028
a,b
51,628
Euronet Worldwide, Inc.,
Convertible
32,000 0.750%,  3/15/2049 30,800
Gartner, Inc.
30,000 3.625%,  6/15/2029
a
26,769
85,000 3.750%,  10/1/2030
a
76,298
InterDigital, Inc., Convertible
32,000 3.500%,  6/1/2027
a
35,776
Iron Mountain, Inc.
65,000 4.875%,  9/15/2027
a
61,438
15,000 5.000%,  7/15/2028
a
13,957
37,000 4.875%,  9/15/2029
a
33,252
30,000 5.250%,  7/15/2030
a
27,050
48,000 4.500%,  2/15/2031
a
41,248
Lumentum Holdings, Inc.,
Convertible
26,000 0.250%,  3/15/2024 27,248
8,000 0.500%,  6/15/2028 6,091
MACOM Technology Solutions
Holdings, Inc., Convertible
28,000 0.250%,  3/15/2026 29,442
Microchip Technology, Inc.,
Convertible
6,000 0.125%,  11/15/2024 6,698
13,000 1.625%,  2/15/2027 30,728
MSCI, Inc.
40,000 4.000%,  11/15/2029
a
36,496
NCR Corporation
44,000 6.125%,  9/1/2029
a,b
43,399
ON Semiconductor Corporation,
Convertible
31,000 Zero Coupon,  5/1/2027 50,603
1,000 0.500%,  3/1/2029
a
1,040
Open Text Corporation
85,000 4.125%,  2/15/2030
a
72,918
Progress Software Corporation,
Convertible
15,000 1.000%,  4/15/2026 16,320
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,644
35,000 4.000%,  2/15/2028
a
32,706
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
a
24,850
Seagate HDD Cayman
87,675 9.625%,  12/1/2032
a
98,254
Semtech Corporation, Convertible
4,000 1.625%,  11/1/2027
a
3,652
Sensata Technologies, Inc.
43,000 3.750%,  2/15/2031
a
37,625
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
10,000 4.625%,  11/1/2026
a
9,400
SS&C Technologies, Inc.
124,000 5.500%,  9/30/2027
a
120,317
Verint Systems, Inc., Convertible
18,000 0.250%,  4/15/2026 15,919
Principal
Amount Long-Term Fixed Income (68.4%) Value
Technology (2.6%) - continued
Viavi Solutions, Inc.
$ 32,000 3.750%,  10/1/2029
a
$ 27,365
Viavi Solutions, Inc., Convertible
10,000 1.000%,  3/1/2024 10,125
Vishay Intertechnology, Inc.,
Convertible
29,000 2.250%,  6/15/2025 28,785
Ziff Davis, Inc., Convertible
32,000 1.750%,  11/1/2026
a
31,280
Total 1,397,341
Transportation (1.2%)
Air Transport Services Group, Inc.,
Convertible
10,000 1.125%,  10/15/2024 9,481
Allegiant Travel Company
34,000 7.250%,  8/15/2027
a
33,847
American Airlines Group, Inc.
12,000 3.750%,  3/1/2025
a,b
11,011
American Airlines, Inc.
67,000 11.750%,  7/15/2025
a
73,301
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
128,000 5.500%,  4/20/2026
a
125,966
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
40,000 5.375%,  3/1/2029
a,b
37,137
Delta Air Lines, Inc.
9,000 7.375%,  1/15/2026 9,365
Hawaiian Brand Intellectual
Property, Ltd.
42,000 5.750%,  1/20/2026
a
39,873
Hertz Corporation
28,000 4.625%,  12/1/2026
a
25,354
33,000 5.000%,  12/1/2029
a
27,331
JetBlue Airways Corporation,
Convertible
30,000 0.500%,  4/1/2026 23,010
Rand Parent, LLC
37,000 8.500%,  2/15/2030
a
34,780
Southwest Airlines Company,
Convertible
39,000 1.250%,  5/1/2025 44,304
United Airlines, Inc.
44,000 4.375%,  4/15/2026
a
42,095
35,000 4.625%,  4/15/2029
a
31,657
VistaJet Malta Finance plc/XO
Management Holding, Inc.
45,000 6.375%,  2/1/2030
a
40,106
XPO Escrow Sub, LLC
45,000 7.500%,  11/15/2027
a
46,800
Total 655,418
U.S. Government & Agencies (11.5%)
U.S. Treasury Bonds
2,740,000 1.375%,  11/15/2031 2,312,731
550,000 4.125%,  11/15/2032 577,930
U.S. Treasury Notes
3,780,000 1.250%,  12/31/2026 3,452,794
Total 6,343,455

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.4%) Value
Utilities (2.9%)
Algonquin Power & Utilities
Corporation
$ 140,000 4.750%,  1/18/2082
c
$ 112,000
Alliant Energy Corporation,
Convertible
6,000 3.875%,  3/15/2026
a
6,201
American Electric Power
Company, Inc.
125,000 3.875%,  2/15/2062
c
99,583
Calpine Corporation
44,000 4.500%,  2/15/2028
a
40,815
Dominion Energy, Inc.
111,000 4.650%,  12/15/2024
c,d
97,518
120,000 4.350%,  1/15/2027
c,d
99,270
Duke Energy Corporation
102,000 3.250%,  1/15/2082
c
75,964
51,000 4.875%,  9/16/2024
c,d
48,940
Edison International
170,000 5.000%,  12/15/2026
c,d
140,844
NextEra Energy Capital Holdings,
Inc.
145,000 3.800%,  3/15/2082
c
119,625
NextEra Energy Operating
Partners, LP
95,000 3.875%,  10/15/2026
a
88,468
NextEra Energy Partners, LP,
Convertible
8,000 Zero Coupon,  6/15/2024
a
7,428
32,000 Zero Coupon,  11/15/2025
a
29,856
NiSource, Inc.
77,000 5.650%,  6/15/2023
c,d
72,380
NRG Energy, Inc.
86,000 10.250%,  3/15/2028
a,c,d
82,182
35,000 3.375%,  2/15/2029
a
28,970
15,000 5.250%,  6/15/2029
a
13,925
NRG Energy, Inc., Convertible
25,000 2.750%,  6/1/2048 25,687
PG&E Corporation
40,000 5.000%,  7/1/2028 37,750
PPL Capital Funding, Inc.,
Convertible
6,000 2.875%,  3/15/2028
a
6,022
Sempra Energy
95,000 4.125%,  4/1/2052
c
76,533
40,000 4.875%,  10/15/2025
c,d
37,463
Southern Company
64,000 3.750%,  9/15/2051
c
53,686
Southern Company, Convertible
30,000 3.875%,  12/15/2025
a
30,337
TerraForm Power Operating, LLC
95,000 5.000%,  1/31/2028
a
90,254
Vistra Operations Company, LLC
75,000 5.000%,  7/31/2027
a
70,913
Total 1,592,614
Total Long-Term Fixed Income
(cost $41,403,861) 37,575,003
Shares
Registered Investment
Companies ( 18.7% ) Value
Unaffiliated  (11.5%)
60,900 Aberdeen Asia-Pacific Income
Fund, Inc. 161,994
Shares
Registered Investment
Companies (18.7%) Value
Unaffiliated  (11.5%)- continued
19,856 AllianceBernstein Global High
Income Fund, Inc. $ 193,000
27,973 Allspring Income Opportunities
Fund 177,069
6,487 Barings Global Short Duration
High Yield Fund 83,682
7,947 BlackRock Core Bond Trust 86,146
22,024 BlackRock Corporate High Yield
Fund, Inc. 192,049
20,011 BlackRock Credit Allocation
Income Trust 205,913
2,400 BlackRock Debt Strategies Fund,
Inc. 22,824
18,401 BlackRock Enhanced Global
Dividend Trust 182,722
5,100 BlackRock Enhanced International
Dividend Trust 27,540
1,400 BlackRock Floating Rate Income
Strategies Fund, Inc. 16,380
3,633 BlackRock Income Trust, Inc. 45,739
8,968 BlackRock Multi-Sector Income
Trust 130,843
13,890 Blackstone Strategic Credit Fund
b
147,929
29,189 BNY Mellon High Yield Strategies
Fund 63,340
19,860 Eaton Vance Limited Duration
Income Fund 195,621
1,299 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 10,145
17,086 First Trust High Income Long/Short
Fund 193,926
6,866 First Trust Senior Floating Rate
Income Fund II 68,317
6,957 Invesco Dynamic Credit
Opportunities Fund
g
73,099
17,000 Invesco Preferred ETF 195,160
3,500 Invesco Variable Rate Preferred
ETF
b
77,525
36,580 iShares Preferred and Income
Securities ETF 1,142,028
10,923 New America High Income Fund,
Inc. 74,386
40,512 Nuveen Credit Strategies Income
Fund 207,016
8,707 Nuveen Global High Income Fund 96,561
7,700 Nuveen Preferred Income
Opportunities Fund 50,666
8,600 Nuveen Quality Preferred Income
Fund II 55,556
10,404 Nuveen Short Duration Credit
Opportunities Fund 122,039
17,931 PGIM Global High Yield Fund, Inc. 196,703
18,255 PGIM High Yield Bond Fund, Inc. 222,711
6,962 Pimco Dynamic Income Fund
b
125,455
344 Pioneer High Income Fund, Inc. 2,281
3,078 SPDR Bloomberg High Yield Bond
ETF
b
285,700
87 Templeton Emerging Markets
Income Fund 441
1,923 Tri-Continental Corporation 51,056
7,400 Vanguard Short-Term Corporate
Bond ETF 564,102
6,900 Virtus Convertible & Income Fund 23,184
12,847 Virtus Dividend, Interest &
Premium Strategy Fund
b
151,081

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (18.7%) Value
Unaffiliated  (11.5%)- continued
2,525 Virtus Equity & Convertible Income
Fund $ 49,616
6,333 Voya Asia Pacific High Dividend
Equity Income Fund 40,594
28,418 Voya Global Equity Dividend &
Premium Opportunity Fund 144,932
44,379 Western Asset High Income
Opportunity Fund, Inc. 169,084
Total 6,326,155
Affiliated  (7.2%)
521,414 Thrivent Core Emerging Markets
Debt Fund 3,962,743
Total 3,962,743
Total Registered Investment
Companies (cost $12,463,076) 10,288,898
Shares Preferred Stock ( 7.0% ) Value
Communications Services (0.6%)
10,950 AT&T, Inc., 4.750%
d
232,906
800 CenterPoint Energy, Inc.,
Convertible, 3.369% 30,560
336 Paramount Global, Convertible,
5.750% 10,060
5,000 Telephone and Data Systems, Inc.,
6.000%
d
70,050
Total 343,576
Consumer Cyclical (0.2%)
4,500 Ford Motor Company, 6.000% 110,745
Total 110,745
Consumer Non-Cyclical (0.3%)
831 Becton, Dickinson and Company,
Convertible, 6.000% 41,317
374 Boston Scientific Corporation,
Convertible, 5.500% 45,269
2,000 CHS, Inc., 6.750%
c,d
50,000
Total 136,586
Energy (0.3%)
10,535 Crestwood Equity Partners, LP,
9.250%
d
97,975
525 Energy Transfer, LP, 7.600%
c,d
12,695
1,415 Nustar Logistics, LP, 11.526%
c
35,800
56 UGI Corporation, Convertible,
7.250% 4,456
Total 150,926
Financials (4.8%)
3,750 Aegon Funding Corporation II,
5.100% 80,962
7,000 Allstate Corporation, 5.100%
d
157,290
4,200 American International Group, Inc.
5.850%
d
98,112
11,650 Bank of America Corporation,
4.250%
d
211,797
39 Bank of America Corporation,
Convertible, 7.250%
d
45,543
4,250 Capital One Financial Corporation,
5.000%
d
85,637
2,000 Citigroup Capital XIII, 11.172%
c
57,080
Shares Preferred Stock (7.0%) Value
Financials (4.8%) - continued
6,700 Equitable Holdings, Inc., 5.250%
d
$ 146,663
65 First Horizon Bank, 5.660%
*,c,d
53,950
2,000 First Horizon Corporation, 6.500%
d
44,180
5,700 J.P. Morgan Chase & Company,
4.200%
b,d
112,689
5,450 J.P. Morgan Chase & Company,
4.750%
d
117,775
1,700 J.P. Morgan Chase & Company,
5.750%
d
42,347
6,200 KeyCorp, 6.200%
b,c,d
138,446
685 KKR & Company, Inc.,
Convertible, 6.000% 43,463
5,475 Morgan Stanley, 4.250%
b,d
103,751
4,800 Morgan Stanley, 5.850%
c,d
118,944
4,200 Morgan Stanley, 7.125%
c,d
105,420
4,500 Public Storage, 3.950%
d
81,405
4,775 Public Storage, 4.125%
d
88,624
800 Public Storage, 4.625%
d
16,720
200 Public Storage, 4.700%
d
4,314
3,250 Regions Financial Corporation,
5.700%
c,d
69,615
250 Synovus Financial Corporation,
5.875%
c,d
5,425
4,100 Truist Financial Corporation,
4.750%
d
86,879
5,500 U.S. Bancorp, 4.000%
b,d
102,300
6,750 Wells Fargo & Company, 4.250%
d
116,100
5,000 Wells Fargo & Company, 4.750%
d
96,050
174 Wells Fargo & Company,
Convertible, 7.500%
d
204,668
Total 2,636,149
Utilities (0.8%)
488 AES Corporation, Convertible,
6.875% 43,681
471 American Electric Power
Company, Inc., Convertible,
6.125% 23,715
9,775 CMS Energy Corporation, 4.200%
d
194,034
830 NextEra Energy, Inc., Convertible,
6.926% 38,470
72 NiSource, Inc., Convertible,
7.750% 7,521
6,950 Southern Company, 4.950% 157,070
Total 464,491
Total Preferred Stock
(cost $4,510,018) 3,842,473
Shares
Collateral Held for Securities
Loaned ( 2.6% ) Value
1,419,274 Thrivent Cash Management Trust 1,419,274
Total Collateral Held for
Securities Loaned
(cost $1,419,274) 1,419,274
Shares Common Stock ( 0.5% ) Value
Communications Services (<0.1%)
38 Paramount Global 848
31 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
269
Total 1,117
Consumer Discretionary (0.1%)
363 Bloomin' Brands, Inc. 9,311

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (0.5%) Value
Consumer Discretionary (0.1%) - continued
9 Booking Holdings, Inc.
h
$ 23,872
98 Under Armour, Inc., Class C
h
836
Total 34,019
Energy (0.1%)
965 Permian Resources Corporation 10,132
170 Pioneer Natural Resources
Company 34,721
Total 44,853
Financials (0.2%)
1,044 AGNC Investment Corporation 10,523
589 Annaly Capital Management, Inc. 11,256
1,200 Apollo Commercial Real Estate
Finance, Inc. 11,172
1,800 BlackRock TCP Capital
Corporation 18,540
1,700 Chimera Investment Corporation 9,588
108 Encore Capital Group, Inc.
h
5,449
634 FS KKR Capital Corporation 11,729
1,939 Golub Capital BDC, Inc. 26,293
1,944 Rithm Capital Corporation 15,552
336 Two Harbors Investment
Corporation 4,942
Total 125,044
Health Care (<0.1%)
24 BioMarin Pharmaceutical, Inc.
h
2,334
1 Illumina, Inc.
h
232
Total 2,566
Industrials (0.1%)
85 Chart Industries, Inc.
h
10,659
110 FTI Consulting, Inc.
h
21,708
30 Kaman Corporation 686
75 KBR, Inc. 4,129
162 Uber Technologies, Inc.
h
5,135
Total 42,317
Information Technology (<0.1%)
21 Microchip Technology, Inc. 1,759
112 ON Semiconductor Corporation
h
9,220
68 Western Digital Corporation
h
2,562
Total 13,541
Materials (<0.1%)
142 Allegheny Technologies, Inc.
h
5,603
Total 5,603
Real Estate (<0.1%)
78 Kite Realty Group Trust 1,632
Total 1,632
Utilities (<0.1%)
547 NiSource, Inc. 15,294
Total 15,294
Total Common Stock
(cost $282,073) 285,986
Shares or
Principal
Amount Short-Term Investments ( 10.2% ) Value
Thrivent Core Short-Term Reserve
Fund
543,782 5.190% $ 5,437,820
U.S. Treasury Bills
100,000 4.685%, 5/18/2023
i,j
99,415
100,000 4.733%, 7/25/2023
i,j
98,534
Total Short-Term Investments
(cost $5,635,642) 5,635,769
Total Investments (cost
$65,713,944) 107.4% $59,047,403
Other Assets and Liabilities, Net
(7.4%) (4,080,061)
Total Net Assets 100.0% $54,967,342
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $14,025,191 or 25.5% of
total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
March 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e Defaulted security.  Interest is not being accrued.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Non-income producing security.
i The interest rate shown reflects the yield.
j All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Multidimensional Income Portfolio as of March 31, 2023
was $53,950 or 0.10% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of March 31, 2023.
Security
Acquisition
Date Cost
First Horizon Bank, 5.660%,
3/5/2019 6/21/2017 $ 49,855

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of March 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 573,136
Common Stock 820,302
Total lending $1,393,438
Gross amount payable upon return of
collateral for securities loaned $1,419,274
Net amounts due to counterparty $25,836
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 940,405 – 940,405 –
Capital Goods 2,248,800 – 2,248,800 –
Collateralized Mortgage Obligations 47,141 – 47,141 –
Communications Services 2,470,910 – 2,470,910 –
Consumer Cyclical 3,427,923 – 3,427,923 –
Consumer Non-Cyclical 2,248,326 – 2,248,326 –
Energy 3,300,119 – 3,300,119 –
Financials 9,847,006 – 9,847,006 –
Mortgage-Backed Securities 3,055,545 – 3,055,545 –
Technology 1,397,341 – 1,397,341 –
Transportation 655,418 – 655,418 –
U.S. Government & Agencies 6,343,455 – 6,343,455 –
Utilities 1,592,614 – 1,592,614 –
Registered Investment Companies
Unaffiliated 6,326,155 6,253,056 – 73,099
Preferred Stock
Communications Services 343,576 313,016 30,560 –
Consumer Cyclical 110,745 110,745 – –
Consumer Non-Cyclical 136,586 136,586 – –
Energy 150,926 150,926 – –
Financials 2,636,149 2,582,199 53,950 –
Utilities 464,491 464,491 – –
Common Stock
Communications Services 1,117 848 269 –
Consumer Discretionary 34,019 34,019 – –
Energy 44,853 44,853 – –
Financials 125,044 125,044 – –
Health Care 2,566 2,566 – –
Industrials 42,317 42,317 – –
Information Technology 13,541 13,541 – –
Materials 5,603 5,603 – –
Real Estate 1,632 1,632 – –
Utilities 15,294 15,294 – –
Short-Term Investments 197,949 – 197,949 –
Subtotal Investments in Securities $48,227,566 $10,296,736 $37,857,731 $73,099
Other Investments  * Total
Affiliated Registered Investment Companies 3,962,743
Affiliated Short-Term Investments 5,437,820
Collateral Held for Securities Loaned 1,419,274
Subtotal Other Investments $10,819,837
Total Investments at Value $59,047,403

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Credit Default Swaps 22,319 – 22,319 –
Total Liability Derivatives $22,319 $– $22,319 $–
The following table presents Multidimensional Income Portfolio's swaps contracts held as of March 31, 2023. Investments totaling $197,949 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 1,720,000 $ – ( $ 22,319) ( $ 22,319)
Total Credit Default Swaps $– ($22,319) ($22,319)
1 As the buyer of protection, Multidimensional Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multidimensional Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multidimensional Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $4,243 $110 $400 $3,963 521 7.2%
Total Affiliated Registered Investment
Companies 4,243 3,963 7.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% 3,878 7,190 5,630 5,438 544 9.9
Total Affiliated Short-Term Investments 3,878 5,438 9.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,944 10,817 11,342 1,419 1,419 2.6
Total Collateral Held for Securities Loaned 1,944 1,419 2.6
Total Value $10,065 $10,820
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($121) $131 $ – $60
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% – – – 57
Total Income/Non Income Cash from Affiliated
Investments $117
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total Value ($121) $131 $ –

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 7.8% )
a
Value
Basic Materials (0.3%)
Asplundh Tree Expert, LLC, Term
Loan
$ 95,510
6.590%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 94,913
Grinding Media, Inc., Term Loan
53,338
8.701%,  (LIBOR 1M +
4.000%), 10/12/2028
b,c
49,871
Hyperion Materials &
Technologies, Inc., Term Loan
47,244
9.396%,  (LIBOR 1M +
4.500%), 8/30/2028
b
46,512
INEOS US Petrochem, LLC, Term
Loan
133,322
7.590%,  (LIBOR 1M +
2.750%), 1/29/2026
b
131,722
Lummus Technology Holdings V,
LLC, Term Loan
48,753
8.340%,  (LIBOR 1M +
3.500%), 6/30/2027
b
47,885
Nouryon USA, LLC, Term Loan
160,905
7.526%,  (LIBOR 3M +
2.750%), 10/1/2025
b
159,410
Spectrum Group Buyer, Inc., Term
Loan
48,401
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
45,739
Total 576,052
Capital Goods (0.7%)
Ali Group North America
Corporation, Term Loan
76,069
6.922%,  (TSFR1M +
2.000%), 7/22/2029
b
74,852
Berry Global, Inc., Term Loan
94,605
6.510%,  (LIBOR 1M +
1.750%), 7/1/2026
b
94,191
Brookfield WEC Holdings, Inc.,
Term Loan
118,394
7.590%,  (LIBOR 1M +
2.750%), 8/1/2025
b
117,627
BW Holding, Inc., Term Loan
50,292
9.041%,  (LIBOR 1M +
4.000%), 12/14/2028
b
45,807
Charter Next Generation, Inc.,
Term Loan
96,285
8.672%,  (LIBOR 1M +
3.750%), 12/1/2027
b
94,931
Clydesdale Acquisition Holdings,
Inc., Term Loan
137,308
9.082%,  (TSFR1M +
4.175%), 4/13/2029
b
133,910
Cornerstone Building Brands, Inc.,
Term Loan
137,600
7.934%,  (LIBOR 1M +
3.250%), 4/12/2028
b
120,572
Foley Products Company, LLC,
Term Loan
47,366
9.798%,  (SOFRRATE +
4.750%), 2/16/2029
b
46,755
Ingersoll-Rand Services Company,
Term Loan
79,590
6.657%,  (LIBOR 1M +
1.750%), 2/28/2027
b
79,242
Principal
Amount Bank Loans (7.8%)
a
Value
Capital Goods (0.7%) - continued
Quikrete Holdings, Inc., Term Loan
$ 158,183
7.465%,  (LIBOR 1M +
2.625%), 1/31/2027
b
$ 155,612
Smyrna Ready Mix Concrete, LLC,
Term Loan
103,078
9.157%,  (TSFR1M +
4.250%), 4/1/2029
b,c
102,305
TK Elevator US Newco, Inc., Term
Loan
81,795
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
79,571
Vertiv Group Corporation, Term
Loan
79,796
7.419%,  (LIBOR 1M +
2.750%), 3/2/2027
b
78,021
Total 1,223,396
Communications Services (1.1%)
Altice France SA/France, Term
Loan
165,568
10.269%,  (TSFR1M +
5.500%), 8/31/2028
b,c
157,289
CCI Buyer, Inc., Term Loan
63,675
8.898%,  (LIBOR 3M +
4.000%), 12/17/2027
b
62,733
Charter Communications
Operating, LLC, Term Loan
199,964
6.557%,  (LIBOR 1M +
1.750%), 2/1/2027
b
197,870
Clear Channel Outdoor Holdings,
Inc., Term Loan
144,761
8.325%,  (LIBOR 3M +
3.500%), 8/21/2026
b
134,508
Connect Finco SARL, Term Loan
48,874
8.350%,  (LIBOR 1M +
3.500%), 12/12/2026
b
48,508
Crown Subsea Communications
Holding, Inc., Term Loan
47,483
9.530%,  (LIBOR 1M +
4.750%), 4/27/2027
b
46,712
75,816
9.974%,  (TSFR1M +
5.250%), 4/27/2027
b
74,584
CSC Holdings, LLC, Term Loan
159,589
7.184%,  (LIBOR 1M +
2.500%), 4/15/2027
b
140,472
DIRECTV Financing, LLC, Term
Loan
184,907
9.840%,  (LIBOR 1M +
5.000%), 8/2/2027
b
177,573
Intelsat Jackson Holdings SA,
Term Loan
96,937
9.082%,  (TSFR6M +
4.250%), 2/1/2029
b
95,726
Level 3 Financing, Inc., Term Loan
83,000
6.672%,  (LIBOR 1M +
1.750%), 3/1/2027
b
69,789
Lumen Technologies, Inc., Term
Loan
103,147
6.885%,  (LIBOR 3M +
2.250%), 3/15/2027
b
67,761
NEP Group, Inc., Term Loan
51,807
8.090%,  (LIBOR 1M +
3.250%), 10/20/2025
b
48,116

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.8%)
a
Value
Communications Services (1.1%) - continued
Playtika Holding Corporation, Term
Loan
$ 63,675
7.590%,  (LIBOR 1M +
2.750%), 3/11/2028
b
$ 63,163
Radiate Holdco, LLC, Term Loan
108,392
8.090%,  (LIBOR 1M +
3.250%), 9/25/2026
b
88,300
SBA Senior Finance II, LLC, Term
Loan
158,170
6.600%,  (LIBOR 1M +
1.750%), 4/11/2025
b
157,956
UPC Financing Partnership, Term
Loan
49,000
7.609%,  (LIBOR 1M +
2.925%), 1/31/2029
b
47,908
Virgin Media Bristol, LLC, Term
Loan
121,000
0.000%,  (LIBOR 1M +
2.500%), 1/31/2028
b,d,e
118,822
Zayo Group Holdings, Inc., Term
Loan
100,170
7.635%,  (LIBOR 1M +
3.000%), 3/9/2027
b
81,103
Ziggo Financing Partnership, Term
Loan
82,000
7.184%,  (LIBOR 1M +
2.500%), 4/30/2028
b
80,861
Total 1,959,754
Consumer Cyclical (1.5%)
1011778 B.C., ULC, Term Loan
197,977
6.590%,  (LIBOR 1M +
1.750%), 11/19/2026
b
195,833
AlixPartners, LLP, Term Loan
56,711
7.609%,  (LIBOR 1M +
2.750%), 2/4/2028
b
56,445
Allied Universal Holdco, LLC, Term
Loan
197,995
8.657%,  (LIBOR 1M +
3.750%), 5/14/2028
b
187,707
Alterra Mountain Company, Term
Loan
62,682
8.340%,  (LIBOR 1M +
3.500%), 8/17/2028
b
62,368
Arches Buyer, Inc., Term Loan
34,911
8.157%,  (LIBOR 1M +
3.250%), 12/6/2027
b
32,809
Caesars Entertainment, Inc., Term
Loan
128,000
8.157%,  (TSFR1M +
3.250%), 2/6/2030
b
127,182
Carnival Corporation, Term Loan
158,199
8.090%,  (LIBOR 1M +
3.250%), 10/18/2028
b
154,293
Clarios Global, LP, Term Loan
129,000
8.090%,  (LIBOR 1M +
3.250%), 4/30/2026
b
128,033
Crocs, Inc., Term Loan
59,165
8.407%,  (TSFR1M +
3.500%), 2/19/2029
b
58,906
Delta 2 Lux SARL, Term Loan
118,000
8.057%,  (TSFR1M +
3.250%), 1/15/2030
b
118,050
Principal
Amount Bank Loans (7.8%)
a
Value
Consumer Cyclical (1.5%) - continued
Fertitta Entertainment, LLC/NV,
Term Loan
$ 48,754
8.807%,  (TSFR1M +
4.000%), 1/27/2029
b
$ 47,917
First Brands Group, LLC, Term
Loan
62,840
10.361%,  (TSFR6M +
5.000%), 3/30/2027
b
60,267
Go Daddy Operating Company,
LLC, Term Loan
78,802
8.057%,  (TSFR1M +
3.250%), 11/10/2029
b
78,655
Great Outdoors Group, LLC, Term
Loan
110,439
8.590%,  (LIBOR 1M +
3.750%), 3/5/2028
b
108,852
Harbor Freight Tools USA, Inc.,
Term Loan
98,747
7.590%,  (LIBOR 1M +
2.750%), 10/19/2027
b
95,464
Hilton Worldwide Finance, LLC,
Term Loan
119,000
6.642%,  (LIBOR 1M +
1.750%), 6/21/2026
b
118,801
IRB Holding Corporation, Term
Loan
115,000
7.798%,  (TSFR1M +
3.000%), 12/15/2027
b
112,892
Petco Health & Wellness
Company, Inc., Term Loan
50,910
8.151%,  (LIBOR 3M +
3.250%), 3/4/2028
b
49,956
PetSmart, LLC, Term Loan
152,782
8.657%,  (LIBOR 1M +
3.750%), 2/12/2028
b
151,510
Pilot Travel Centers, LLC, Term
Loan
133,977
6.907%,  (TSFR1M +
2.000%), 8/6/2028
b
133,419
Prime Security Services Borrower,
LLC, Term Loan
159,188
7.517%,  (LIBOR 3M +
2.750%), 9/23/2026
b
158,492
Scientific Games Holdings, LP,
Term Loan
81,590
0.000%,  (TSFR1M +
3.500%), 4/4/2029
b,d,e
80,303
Scientific Games International,
Inc., Term Loan
120,393
7.960%,  (TSFR1M +
3.000%), 4/14/2029
b
119,289
Staples, Inc., Term Loan
42,777
9.314%,  (LIBOR 3M +
4.500%), 9/12/2024
b
42,509
76,387
9.814%,  (LIBOR 3M +
5.000%), 4/12/2026
b
70,169
Stars Group Holdings BV, Term
Loan
46,763
7.409%,  (LIBOR 3M +
2.250%), 7/21/2026
b
46,675
UFC Holdings, LLC, Term Loan
78,140
7.570%,  (LIBOR 3M +
2.750%), 4/29/2026
b
77,639
Total 2,674,435

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.8%)
a
Value
Consumer Non-Cyclical (1.0%)
AI Aqua Merger Sub, Inc., Term
Loan
$ 106,341
8.484%,  (TSFR1M +
3.750%), 7/30/2028
b
$ 102,287
Alltech, Inc., Term Loan
47,243
8.840%,  (LIBOR 1M +
4.000%), 10/15/2028
b
45,511
Bausch + Lomb Corporation, Term
Loan
125,368
8.457%,  (TSFR1M +
3.250%), 5/10/2027
b
121,555
Chobani, LLC, Term Loan
48,764
8.422%,  (LIBOR 1M +
3.500%), 10/23/2027
b,c
48,276
DaVita, Inc., Term Loan
40,395
6.590%,  (LIBOR 1M +
1.750%), 8/12/2026
b
39,756
Elanco Animal Health, Inc., Term
Loan
62,841
6.412%,  (LIBOR 1M +
1.750%), 8/1/2027
b
61,382
Froneri U.S., Inc., Term Loan
122,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
120,099
Gainwell Acquisition Corporation,
Term Loan
170,564
8.998%,  (LIBOR 3M +
4.000%), 10/1/2027
b
162,462
ICON Luxembourg SARL, Term
Loan
142,168
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
141,694
Jazz Financing Lux SARL, Term
Loan
158,108
8.340%,  (LIBOR 1M +
3.500%), 5/5/2028
b
157,350
LifePoint Health, Inc., Term Loan
69,000
8.575%,  (LIBOR 3M +
3.750%), 11/16/2025
b
65,604
Medline Borrower, LP, Term Loan
288,543
8.090%,  (LIBOR 1M +
3.250%), 10/21/2028
b
281,015
Organon & Company, Term Loan
144,765
8.000%,  (LIBOR 3M +
3.000%), 6/2/2028
b
144,524
Packaging Coordinators Midco,
Inc., Term Loan
50,000
0.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b,d,e
48,777
Phoenix Newco, Inc., Term Loan
65,668
8.090%,  (LIBOR 1M +
3.250%), 11/15/2028
b
64,831
PRA Health Sciences, Inc., Term
Loan
37,662
7.410%,  (LIBOR 3M +
2.250%), 7/1/2028
b
37,537
Reynolds Consumer Products,
LLC, Term Loan
95,438
6.657%,  (LIBOR 1M +
1.750%), 2/4/2027
b,d,e
94,603
Select Medical Corporation, Term
Loan
80,000
7.350%,  (LIBOR 1M +
2.500%), 3/6/2025
b
79,580
Principal
Amount Bank Loans (7.8%)
a
Value
Consumer Non-Cyclical (1.0%) - continued
Sotera Health Holdings, LLC, Term
Loan
$ 55,500
0.000%,  (LIBOR 1M +
2.750%), 12/11/2026
b,d,e
$ 53,349
Total 1,870,192
Energy (0.2%)
Buckeye Partners, LP, Term Loan
79,593
7.090%,  (LIBOR 1M +
2.250%), 11/1/2026
b
79,339
CQP Holdco, LP, Term Loan
159,595
8.659%,  (LIBOR 3M +
3.500%), 6/4/2028
b
158,180
GIP II Blue Holding, LP, Term Loan
44,999
9.659%,  (LIBOR 3M +
4.500%), 9/29/2028
b
44,661
GIP III Stetson I, LP, Term Loan
47,233
9.090%,  (LIBOR 1M +
4.250%), 7/18/2025
b
46,938
Oryx Midstream Services Permian
Basin, LLC, Term Loan
37,902
8.063%,  (LIBOR 3M +
3.250%), 10/5/2028
b
37,201
Total 366,319
Financials (0.6%)
Acrisure, LLC, Term Loan
74,616
8.340%,  (LIBOR 1M +
3.500%), 2/15/2027
b
72,066
Alliant Holdings Intermediate, LLC,
Term Loan
31,000
0.000%,  (LIBOR 1M +
3.250%), 5/10/2025
b,d,e
30,516
AmWINS Group, Inc., Term Loan
120,385
7.090%,  (LIBOR 1M +
2.250%), 2/19/2028
b
118,784
Asurion, LLC, Term Loan
114,315
8.090%,  (LIBOR 1M +
3.250%), 12/23/2026
b
105,783
33,504
8.090%,  (LIBOR 1M +
3.250%), 7/31/2027
b
30,656
Edelman Financial Engines Center,
LLC, Term Loan
32,833
8.590%,  (LIBOR 1M +
3.750%), 4/7/2028
b
31,576
First Eagle Holdings, Inc., Term
Loan
32,826
7.659%,  (LIBOR 3M +
2.500%), 2/2/2027
b
31,780
FleetCor Technologies Operating
Company, LLC, Term  Loan
63,676
6.590%,  (LIBOR 1M +
1.750%), 4/30/2028
b
63,215
Focus Financial Partners, LLC,
Term Loan
54,000
0.000%,  (TSFR1M +
3.250%), 6/30/2028
b,d,e
53,385
Howden Group Holdings, Ltd.,
Term Loan
32,832
8.125%,  (LIBOR 1M +
3.250%), 11/12/2027
b
32,392
HUB International, Ltd., Term Loan
136,285
7.818%,  (LIBOR 3M +
3.000%), 4/25/2025
b
135,722

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.8%)
a
Value
Financials (0.6%) - continued
Hudson River Trading, LLC, Term
Loan
$ 34,822
7.922%,  (TSFR1M +
3.000%), 3/18/2028
b
$ 32,472
Jane Street Group, LLC, Term
Loan
63,674
7.590%,  (LIBOR 1M +
2.750%), 1/26/2028
b
62,528
Sedgwick Claims Management
Services, Inc., Term Loan
52,500
8.557%,  (TSFR1M +
3.750%), 2/24/2028
b
51,767
Trans Union, LLC, Term Loan
106,085
7.090%,  (LIBOR 1M +
2.250%), 12/1/2028
b
105,112
USI, Inc./NY, Term Loan
118,405
8.648%,  (TSFR1M +
3.750%), 11/22/2029
b
117,834
VFH Parent, LLC, Term Loan
48,510
7.859%,  (TSFR1M +
3.000%), 1/13/2029
b
46,645
Total 1,122,233
Technology (1.8%)
Amentum Government Services
Holdings, LLC, Term  Loan
79,599
8.940%,  (TSFR1M +
4.000%), 2/15/2029
b
77,642
AthenaHealth Group, Inc., Delayed
Draw
18,914
3.500%,  (LIBOR 1M +
3.500%), 2/15/2029
b,d,e
17,684
AthenaHealth Group, Inc., Term
Loan
153,961
8.259%,  (PRIME + 3.500%),
2/15/2029
b
143,954
Boxer Parent Company, Inc., Term
Loan
121,288
8.590%,  (LIBOR 1M +
3.750%), 10/2/2025
b
119,582
Central Parent, Inc., Term Loan
142,642
9.148%,  (TSFR3M +
4.250%), 7/6/2029
b
142,012
Cloud Software Group, Inc., Term
Loan
86,000
9.498%,  (TSFR3M +
4.500%), 3/30/2029
b
77,974
Coherent Corporation, Term Loan
76,657
7.385%,  (LIBOR 3M +
2.750%), 7/1/2029
b
75,795
CommScope, Inc., Term Loan
141,714
8.090%,  (LIBOR 1M +
3.250%), 4/4/2026
b
136,045
CoreLogic, Inc., Term Loan
65,833
8.375%,  (LIBOR 1M +
3.500%), 6/2/2028
b
55,982
Cornerstone OnDemand, Inc.,
Term Loan
87,558
8.590%,  (LIBOR 1M +
3.750%), 10/15/2028
b
80,553
Dcert Buyer, Inc., Term Loan
96,503
8.827%,  (LIBOR 6M +
4.000%), 10/16/2026
b
94,301
Principal
Amount Bank Loans (7.8%)
a
Value
Technology (1.8%) - continued
Dun & Bradstreet Corporation,
Term Loan
$ 95,498
8.095%,  (LIBOR 1M +
3.250%), 2/8/2026
b
$ 95,219
Entegris, Inc., Term Loan
79,000
7.623%,  (TSFR1M +
2.750%), 7/6/2029
b
78,967
Gen Digital, Inc., Term Loan
96,694
6.907%,  (TSFR1M +
2.000%), 9/12/2029
b
95,606
Genesys Cloud Services Holdings
II, LLC, Term Loan
79,796
8.840%,  (LIBOR 1M +
4.000%), 12/1/2027
b
78,487
Hyland Software, Inc., Term Loan
248,698
8.340%,  (LIBOR 1M +
3.500%), 7/1/2024
b
245,520
Informatica, LLC, Term Loan
79,598
7.625%,  (LIBOR 1M +
2.750%), 10/29/2028
b
78,868
Ingram Micro, Inc., Term Loan
79,595
8.659%,  (LIBOR 3M +
3.500%), 7/2/2028
b
78,898
Magenta Buyer, LLC, Term Loan
85,783
9.580%,  (LIBOR 3M +
4.750%), 7/27/2028
b
70,434
McAfee Corporation, Term Loan
164,173
8.515%,  (TSFR1M +
3.750%), 3/1/2029
b
153,912
Mitchell International, Inc., Term
Loan
99,497
8.502%,  (LIBOR 1M +
3.750%), 10/15/2028
b
93,867
MKS Instruments, Inc., Term Loan
143,280
7.609%,  (TSFR1M +
2.750%), 8/17/2029
b
142,324
Open Text Corporation, Term Loan
121,000
8.407%,  (TSFR1M +
3.500%), 1/31/2030
b
120,521
Peraton Corporation, Term Loan
248,707
8.590%,  (LIBOR 1M +
3.750%), 2/1/2028
b
245,081
Polaris Newco, LLC, Term Loan
143,273
9.159%,  (LIBOR 3M +
4.000%), 6/4/2028
b
130,338
Proofpoint, Inc., Term Loan
106,461
8.090%,  (LIBOR 1M +
3.250%), 8/31/2028
b
103,888
RealPage, Inc., Term Loan
81,586
7.840%,  (LIBOR 1M +
3.000%), 4/22/2028
b
78,998
Tempo Acquisition, LLC, Term
Loan
78,602
7.807%,  (TSFR1M +
3.000%), 8/31/2028
b
78,439
UKG, Inc., Term Loan
170,139
8.032%,  (LIBOR 2M +
3.250%), 5/3/2026
b
165,540
Verscend Holding Corporation,
Term Loan
117,402
8.840%,  (LIBOR 1M +
4.000%), 8/27/2025
b
117,134
Total 3,273,565

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.8%)
a
Value
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 188,399
9.558%,  (LIBOR 3M +
4.750%), 4/20/2028
b
$ 191,042
Air Canada, Term Loan
151,619
8.369%,  (LIBOR 3M +
3.500%), 8/11/2028
b
151,004
Brown Group Holding, LLC, Term
Loan
63,654
7.407%,  (LIBOR 1M +
2.500%), 6/7/2028
b
63,017
Genesee & Wyoming, Inc., Term
Loan
79,589
6.998%,  (LIBOR 3M +
2.000%), 12/30/2026
b
78,951
SkyMiles IP, Ltd., Term Loan
161,504
8.558%,  (LIBOR 3M +
3.750%), 10/20/2027
b
167,137
United Airlines, Inc., Term Loan
228,589
8.568%,  (LIBOR 3M +
3.750%), 4/21/2028
b
226,589
XPO, Inc., Term Loan
80,000
6.451%,  (LIBOR 1M +
1.750%), 2/23/2025
b
79,780
Total 957,520
Utilities (0.1%)
PG&E Corporation, Term Loan
116,833
7.875%,  (LIBOR 1M +
3.000%), 6/23/2025
b
116,322
Total 116,322
Total Bank Loans
(cost $14,235,459) 14,139,788
Principal
Amount Long-Term Fixed Income ( 76.6% ) Value
Asset-Backed Securities (11.1%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
172,626
231,048
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
209,538
275,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
238,335
522 Funding CLO, Ltd.
375,000
7.208%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
360,550
720 East CLO I, Ltd.
300,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
292,599
Affirm Asset Securitization Trust
350,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
333,253
300,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
298,538
Amur Equipment Finance
Receivables XI, LLC
350,000
5.300%,  6/21/2028, Ser.
2022-2A, Class A2
f
348,454
Principal
Amount Long-Term Fixed Income (76.6%) Value
Asset-Backed Securities (11.1%) - continued
Anchorage Capital CLO 16, Ltd.
$ 450,000
7.198%,  (LIBOR 3M +
2.400%), 1/19/2035, Ser.
2020-16A, Class CR
b,f
$ 427,335
Anchorage Capital CLO 21, Ltd.
400,000
7.208%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
380,299
Ares XL CLO, Ltd.
325,000
7.592%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
301,327
Babson CLO, Ltd.
500,000
7.708%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
470,767
Bankers Healthcare Group
Securitization Trust
278,293
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
275,902
Barings CLO, Ltd.
350,000
7.958%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
322,906
Benefit Street Partners CLO II, Ltd.
300,000
6.692%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
289,367
Benefit Street Partners CLO, Ltd.
400,000
6.942%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
377,347
Business Jet Securities, LLC
53,163
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
50,394
399,900
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
385,172
CarVal CLO VII-C, Ltd.
400,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,f
399,554
CarVal CLO VIII-C, Ltd.
450,000
7.045%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
451,220
CarVal CLO, Ltd.
300,000
8.354%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
285,795
College Avenue Student Loans,
LLC
82,665
6.495%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,f
82,131
Dewolf Park CLO, Ltd.
350,000
7.642%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
320,988
Dryden 36 Senior Loan Fund
275,000
6.842%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
263,818

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Asset-Backed Securities (11.1%) - continued
Education Funding Trust
$ 230,679
2.790%,  7/25/2041, Ser.
2020-A, Class A
f
$ 212,696
FirstKey Homes Trust
700,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
628,304
Galaxy XIX CLO, Ltd.
475,000
6.666%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
438,128
GMAC Mortgage Corporation
Loan Trust
24,486
5.345%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,h
12,283
GSAA Home Equity Trust
76,740
4.486%,  8/25/2034, Ser.
2004-10, Class M2
g
70,200
Harley Marine Financing, LLC
233,605
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
225,671
Home Equity Asset Trust
442,219
6.165%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
418,607
Invesco US CLO, Ltd.
300,000
7.620%,  (TSFR3M +
2.750%), 4/22/2035, Ser.
2023-1A, Class B
b,f
300,826
Long Beach Mortgage Loan Trust
303,964
6.345%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
294,528
Longfellow Place CLO, Ltd.
400,000
7.092%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
388,032
Madison Park Funding XVIII, Ltd.
550,000
6.715%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
519,454
Madison Park Funding XXI, Ltd.
400,000
6.992%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
382,019
Mountain View CLO, Ltd.
425,000
7.142%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
407,227
Neuberger Berman CLO, Ltd.
425,000
7.792%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
391,254
OCP CLO, Ltd.
450,000
6.792%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
418,985
Pagaya AI Debt Trust
350,000
7.556%,  7/15/2030, Ser.
2023-1, Class A
f
350,179
Pagaya AI Technology in Housing
Trust
300,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
284,883
Principal
Amount Long-Term Fixed Income (76.6%) Value
Asset-Backed Securities (11.1%) - continued
PPM CLO 6, Ltd.
$ 300,000
9.075%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
$ 291,177
Pretium Mortgage Credit Partners,
LLC
225,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
198,529
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
187,170
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
206,085
203,513
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
f,g
191,219
Progress Residential Trust
350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
322,059
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
82,672
Saxon Asset Securities Trust
120,405
2.738%,  8/25/2035, Ser.
2004-2, Class MF2
b
104,583
Sculptor CLO, Ltd.
425,000
7.208%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
395,376
Shackleton CLO, Ltd.
250,000
7.008%,  (LIBOR 3M +
2.200%), 10/20/2034, Ser.
2021-16A, Class C
b,f
237,946
Sound Point CLO, Ltd.
450,000
7.058%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,f
410,307
Stratus CLO, Ltd.
450,000
7.308%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
418,604
400,000
7.248%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
400,410
TCI-Flatiron CLO, Ltd.
450,000
6.758%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
421,252
Upstart Securitization Trust
350,000
6.590%,  2/20/2033, Ser.
2023-1, Class A
f
348,626
VCAT Asset Securitization, LLC
100,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
91,648
Vericrest Opportunity Loan
Transferee
350,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
314,485
400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
365,628
450,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
390,465
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
168,281

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Asset-Backed Securities (11.1%) - continued
$ 325,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
$ 292,551
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
210,451
Whitebox CLO III, Ltd.
450,000
6.992%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
428,519
Whitebox CLO IV, Ltd.
450,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
448,376
Wind River CLO, Ltd.
200,000
6.808%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
186,157
Total 20,194,067
Basic Materials (1.9%)
Alcoa Nederland Holding BV
136,000 5.500%,  12/15/2027
f
134,303
Anglo American Capital plc
63,000 3.875%,  3/16/2029
f
57,938
ATI, Inc., Convertible
33,000 3.500%,  6/15/2025 85,520
Cascades, Inc./Cascades USA,
Inc.
85,000 5.125%,  1/15/2026
f
79,893
Chemours Company
169,000 5.750%,  11/15/2028
f
150,871
Cleveland-Cliffs, Inc.
122,000 5.875%,  6/1/2027
i
120,780
110,000 4.625%,  3/1/2029
f
100,939
Consolidated Energy Finance SA
229,000 5.625%,  10/15/2028
f
196,986
Ecolab, Inc.
58,000 2.125%,  2/1/2032 48,420
First Quantum Minerals, Ltd.
268,000 6.875%,  10/15/2027
f
258,360
Freeport-McMoRan, Inc.
133,000 4.625%,  8/1/2030 125,625
Glencore Funding, LLC
63,000 4.000%,  3/27/2027
f
60,664
Hecla Mining Company
45,000 7.250%,  2/15/2028 45,450
Hudbay Minerals, Inc.
135,000 4.500%,  4/1/2026
f
124,667
International Flavors and
Fragrances, Inc.
75,000 1.230%,  10/1/2025
f
67,079
Mercer International, Inc.
60,000 5.125%,  2/1/2029 51,382
Methanex Corporation
143,000 4.250%,  12/1/2024 138,230
Mosaic Company
95,000 4.050%,  11/15/2027 91,674
Novelis Corporation
75,000 3.250%,  11/15/2026
f
68,540
40,000 4.750%,  1/30/2030
f
36,752
50,000 3.875%,  8/15/2031
f
42,112
Nutrien, Ltd.
84,000 4.000%,  12/15/2026 81,129
Principal
Amount Long-Term Fixed Income (76.6%) Value
Basic Materials (1.9%) - continued
Olin Corporation
$ 250,000 5.125%,  9/15/2027 $ 239,772
Peabody Energy Corporation,
Convertible
31,000 3.250%,  3/1/2028 47,074
SCIL IV, LLC/SCIL USA Holdings,
LLC
149,000 5.375%,  11/1/2026
f,i
136,117
Sherwin-Williams Company
43,000 4.250%,  8/8/2025 42,519
SK Invictus Intermediate II SARL
121,000 5.000%,  10/30/2029
f
100,459
SPCM SA
134,000 3.375%,  3/15/2030
f
110,540
SunCoke Energy, Inc.
154,000 4.875%,  6/30/2029
f
134,081
Taseko Mines, Ltd.
110,000 7.000%,  2/15/2026
f,i
99,797
Unifrax Escrow Issuer Corporation
119,000 5.250%,  9/30/2028
f
95,088
United States Steel Corporation
153,000 6.875%,  3/1/2029 153,000
United States Steel Corporation,
Convertible
40,000 5.000%,  11/1/2026 81,320
Westlake Corporation
42,000 3.600%,  8/15/2026 40,140
Total 3,447,221
Capital Goods (4.1%)
Advanced Drainage Systems, Inc.
130,000 6.375%,  6/15/2030
f
127,379
AECOM
285,000 5.125%,  3/15/2027 282,312
Amphenol Corporation
46,000 4.750%,  3/30/2026 46,181
Amsted Industries, Inc.
120,000 5.625%,  7/1/2027
f
116,700
ARD Finance SA
48,000 6.500%,  6/30/2027
f
36,715
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
200,000 5.250%,  8/15/2027
f
157,687
109,000 5.250%,  8/15/2027
f
85,939
Boeing Company
94,000 4.875%,  5/1/2025 93,820
163,000 2.196%,  2/4/2026 151,238
63,000 3.250%,  3/1/2028 58,129
124,000 5.150%,  5/1/2030 124,775
Bombardier, Inc.
129,000 7.125%,  6/15/2026
f
129,464
154,000 7.875%,  4/15/2027
f,i
155,899
110,000 6.000%,  2/15/2028
f
107,113
Builders FirstSource, Inc.
80,000 5.000%,  3/1/2030
f
74,079
Canpack SA/Canpack US, LLC
230,000 3.125%,  11/1/2025
f
209,019
Carrier Global Corporation
85,000 2.722%,  2/15/2030 74,365
Caterpillar Financial Services
Corporation
46,000 4.800%,  1/6/2026 46,756

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Capital Goods (4.1%) - continued
Chart Industries, Inc.
$ 143,000 7.500%,  1/1/2030
f
$ 147,750
Chart Industries, Inc., Convertible
21,000 1.000%,  11/15/2024 45,286
Clean Harbors, Inc.
189,000 6.375%,  2/1/2031
f
192,828
Clydesdale Acquisition Holdings,
Inc.
21,000 6.625%,  4/15/2029
f
20,212
41,000 8.750%,  4/15/2030
f
37,258
CNH Industrial Capital, LLC
25,000 1.950%,  7/2/2023 24,758
Cornerstone Building Brands, Inc.
105,000 6.125%,  1/15/2029
f
74,960
Covanta Holding Corporation
86,000 4.875%,  12/1/2029
f
76,518
CP Atlas Buyer, Inc.
125,000 7.000%,  12/1/2028
f,i
92,826
Crown Cork & Seal Company, Inc.
123,000 7.375%,  12/15/2026 129,972
General Electric Company
12,000
8.196%,  (LIBOR 3M +
3.330%), 6/15/2023
b,j
11,988
GFL Environmental, Inc.
103,000 4.000%,  8/1/2028
f
93,583
220,000 3.500%,  9/1/2028
f
199,100
Greenbrier Companies, Inc.,
Convertible
55,000 2.875%,  4/15/2028 46,668
H&E Equipment Services, Inc.
230,000 3.875%,  12/15/2028
f
201,557
Herc Holdings, Inc.
130,000 5.500%,  7/15/2027
f
125,450
Howmet Aerospace, Inc.
72,000 6.875%,  5/1/2025 74,744
317,000 3.000%,  1/15/2029 281,052
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 58,964
JELD-WEN, Inc.
56,000 4.625%,  12/15/2025
f
51,940
John Deere Capital Corporation
43,000 4.750%,  1/20/2028 43,903
90,000 2.800%,  7/18/2029 82,231
42,000 3.900%,  6/7/2032 40,468
Kaman Corporation, Convertible
20,000 3.250%,  5/1/2024 18,860
KBR, Inc., Convertible
62,000 2.500%,  11/1/2023 134,633
Mauser Packaging Solutions
Holding Company
172,000 9.250%,  4/15/2027
f,i
158,926
MIWD Holdco II, LLC
160,000 5.500%,  2/1/2030
f
135,200
Mueller Water Products, Inc.
80,000 4.000%,  6/15/2029
f
71,462
Nesco Holdings II, Inc.
145,000 5.500%,  4/15/2029
f
131,179
New Enterprise Stone and Lime
Company, Inc.
176,000 5.250%,  7/15/2028
f
155,565
Northrop Grumman Corporation
21,000 4.700%,  3/15/2033 21,214
Principal
Amount Long-Term Fixed Income (76.6%) Value
Capital Goods (4.1%) - continued
OI European Group BV
$ 179,000 4.750%,  2/15/2030
f
$ 163,785
Otis Worldwide Corporation
71,000 2.056%,  4/5/2025 67,026
Owens-Brockway Glass Container,
Inc.
57,000 5.875%,  8/15/2023
f
56,863
Pactiv Evergreen Group
100,000 4.375%,  10/15/2028
f
87,418
Parker-Hannifin Corporation
42,000 2.700%,  6/14/2024 40,813
Patrick Industries, Inc., Convertible
48,000 1.750%,  12/1/2028 43,344
PGT Innovations, Inc.
136,000 4.375%,  10/1/2029
f
122,896
Raytheon Technologies
Corporation
99,000 4.125%,  11/16/2028 97,576
Republic Services, Inc.
42,000 3.950%,  5/15/2028 40,835
Roller Bearing Company of
America, Inc.
109,000 4.375%,  10/15/2029
f
97,327
Sealed Air Corporation
119,000 6.125%,  2/1/2028
f
120,327
Silgan Holdings, Inc.
57,000 4.125%,  2/1/2028 53,648
SRM Escrow Issuer, LLC
245,000 6.000%,  11/1/2028
f
229,994
Textron, Inc.
63,000 3.650%,  3/15/2027 60,198
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
45,000 7.750%,  4/15/2026
f
37,688
TransDigm, Inc.
145,000 6.250%,  3/15/2026
f
145,132
418,000 5.500%,  11/15/2027 394,138
Triumph Group, Inc.
77,000 9.000%,  3/15/2028
f
77,081
United Rentals North America, Inc.
177,000 4.875%,  1/15/2028 169,256
100,000 4.000%,  7/15/2030 89,853
Waste Connections, Inc.
23,000 3.200%,  6/1/2032 20,494
Waste Pro USA, Inc.
55,000 5.500%,  2/15/2026
f
50,581
WESCO Distribution, Inc.
190,000 7.250%,  6/15/2028
f
195,092
Total 7,519,990
Collateralized Mortgage Obligations (6.6%)
Arroyo Mortgage Trust
500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
f,g
442,114
Banc of America Alternative Loan
Trust
99,271
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 85,779
Banc of America Mortgage
Securities Trust
103,857
3.871%,  9/25/2035, Ser.
2005-H, Class 3A1
b
91,562

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Collateralized Mortgage Obligations (6.6%) -
continued
Bear Stearns Adjustable Rate
Mortgage Trust
$ 89,415
2.911%,  1/25/2034, Ser.
2003-8, Class 5A
b
$ 73,884
24,421
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
22,604
CAFL Issuer, LLC
300,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
273,993
ChaseFlex Trust
157,610
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 133,011
CHL Mortgage Pass-Through Trust
85,746
3.487%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
79,228
68,981
6.000%,  4/25/2037, Ser.
2007-3, Class A18 36,307
CHNGE Mortgage Trust
256,472
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
239,146
279,703
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
271,779
578,983
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
563,671
372,239
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
368,221
Citigroup Mortgage Loan Trust,
Inc.
211,338
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 190,387
313,990
4.077%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
263,342
Countrywide Alternative Loan Trust
83,980
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 71,893
123,453
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 93,442
49,539
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 35,772
32,314
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 25,677
Countrywide Home Loan
Mortgage Pass Through Trust
78,265
3.508%,  11/25/2035, Ser.
2005-22, Class 2A1
b
59,983
Credit Suisse Mortgage Trust
276,141
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
272,877
227,843
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
191,065
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
116,221
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 103,804
Federal Home Loan Mortgage
Corporation
372,966
3.500%,  8/15/2035, Ser.
345, Class C8
k
40,750
Federal Home Loan Mortgage
Corporation - REMIC
119,641
4.000%,  1/25/2051, Ser.
5249, Class LA 116,543
Principal
Amount Long-Term Fixed Income (76.6%) Value
Collateralized Mortgage Obligations (6.6%) -
continued
$ 3,468,292
1.500%,  12/25/2050, Ser.
5107, Class IO
k
$ 313,314
225,510
3.000%,  5/15/2027, Ser.
4046, Class GI
k
8,164
204,217
3.000%,  7/15/2027, Ser.
4084, Class NI
k
8,468
306,418
3.500%,  10/15/2032, Ser.
4119, Class KI
k
31,465
383,604
3.000%,  4/15/2033, Ser.
4203, Class DI
k
21,549
Federal National Mortgage
Association - REMIC
184,467
4.500%,  6/25/2052, Ser.
2022-43, Class MA 181,829
356,101
4.000%,  7/25/2052, Ser.
2022-37, Class PE 345,017
161,077
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
5,992
267,873
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
10,278
364,888
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
11,243
624,253
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
28,258
357,587
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
13,280
159,223
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
6,191
470,395
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
17,393
619,872
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
22,027
313,254
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
13,419
321,864
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
10,580
301,372
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
27,230
248,749
4.500%,  1/25/2046, Ser.
2022-68, Class BA 246,081
First Horizon Alternative Mortgage
Securities Trust
35,673
4.800%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
31,533
Flagstar Mortgage Trust
298,584
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
b,f
256,344
561,976
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
b,f
454,784
245,923
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
215,690
GCAT Trust
405,138
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
390,493
Genworth Mortgage Insurance
Corporation
254,859
6.460%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
252,865
GMAC Mortgage Corporation
Loan Trust
29,354
3.179%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
25,388

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Collateralized Mortgage Obligations (6.6%) -
continued
$ 2,052
3.585%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
$ 1,936
Home RE, Ltd.
200,000
8.060%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
201,258
IndyMac IMJA Mortgage Loan
Trust
81,159
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 38,179
IndyMac INDA Mortgage Loan
Trust
530,219
3.378%,  8/25/2036, Ser.
2006-AR1, Class A1
b
407,024
J.P. Morgan Mortgage Trust
220,048
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
174,655
38,705
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 39,075
38,057
4.101%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
34,483
LHOME Mortgage Trust
500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
f,g
474,265
MASTR Alternative Loans Trust
60,114
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 49,160
Merrill Lynch Alternative Note
Asset Trust
165,917
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 67,526
MortgageIT Trust
525,886
5.305%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
418,263
Onslow Bay Mortgage Loan Trust
325,832
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
314,747
Preston Ridge Partners Mortgage
Trust, LLC
350,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
292,067
Radnor Re, Ltd.
400,000
8.234%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
404,573
Residential Accredit Loans, Inc.
Trust
138,047
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 116,282
55,618
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 42,960
63,105
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 51,000
ROC Securities Trust Series
600,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
568,987
Verus Securitization Trust
401,898
2.137%,  10/25/2066, Ser.
2021-7, Class A2
b,f
329,665
240,944
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
202,151
Principal
Amount Long-Term Fixed Income (76.6%) Value
Collateralized Mortgage Obligations (6.6%) -
continued
$ 296,860
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
$ 295,184
257,228
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,f
247,077
Washington Mutual Mortgage
Pass-Through Certificates
95,635
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 78,590
Total 11,944,816
Commercial Mortgage-Backed Securities (0.7%)
BANK 2021-BNK37
375,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
309,354
BANK 2022-BNK39
3,990,943
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,k
115,272
BANK5 2023-5YR1
200,000
6.412%,  3/15/2056, Ser.
2023-5YR1, Class AS
b,c,e
201,390
BBCMS Mortgage Trust
1,631,455
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,k
70,588
1,997,835
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,k
163,159
BFLD Trust
325,000
6.384%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
286,431
SCOTT Trust
200,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
202,351
Total 1,348,545
Communications Services (5.0%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
123,000 10.500%,  2/15/2028
f
67,342
Altice Financing SA
60,000 5.750%,  8/15/2029
f
47,700
Altice France SA/France
45,000 8.125%,  2/1/2027
f
41,656
176,000 5.125%,  7/15/2029
f
132,440
119,000 5.500%,  10/15/2029
f
90,994
AMC Networks, Inc.
60,000 5.000%,  4/1/2024 59,180
183,000 4.250%,  2/15/2029 112,510
American Tower Corporation
49,000 3.375%,  5/15/2024 47,963
84,000 4.400%,  2/15/2026 82,810
41,000 1.450%,  9/15/2026 36,450
68,000 5.500%,  3/15/2028 69,328
63,000 3.800%,  8/15/2029 58,549
AT&T, Inc.
123,000 4.300%,  2/15/2030 119,522
Cable One, Inc., Convertible
76,000 1.125%,  3/15/2028 55,556
CCO Holdings, LLC/CCO Holdings
Capital Corporation
77,000 5.500%,  5/1/2026
f
74,882
190,000 5.125%,  5/1/2027
f
179,550
136,000 6.375%,  9/1/2029
f
129,880
269,000 4.750%,  3/1/2030
f
233,060

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Communications Services (5.0%) - continued
$ 290,000 4.750%,  2/1/2032
f
$ 243,557
133,000 4.250%,  1/15/2034
f
104,022
Cengage Learning, Inc.
102,000 9.500%,  6/15/2024
f
98,619
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
60,000 4.500%,  2/1/2024 59,399
59,000 4.908%,  7/23/2025 58,411
63,000 5.050%,  3/30/2029 60,787
Clear Channel Worldwide
Holdings, Inc.
121,000 5.125%,  8/15/2027
f
108,597
Comcast Corporation
125,000 5.250%,  11/7/2025 127,722
50,000 2.350%,  1/15/2027 46,574
105,000 3.400%,  4/1/2030 98,168
Connect Finco SARL/Connect US
Finco, LLC
73,000 6.750%,  10/1/2026
f
68,620
Consolidated Communications,
Inc.
128,000 5.000%,  10/1/2028
f
86,949
Crown Castle International
Corporation
71,000 2.900%,  3/15/2027 65,894
CSC Holdings, LLC
149,000 5.375%,  2/1/2028
f
122,070
150,000 6.500%,  2/1/2029
f
124,577
229,000 4.125%,  12/1/2030
f
164,466
Deutsche Telekom International
Finance BV
144,000 8.750%,  6/15/2030 175,995
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
183,000 5.875%,  8/15/2027
f
165,743
DISH DBS Corporation
50,000 5.875%,  11/15/2024 44,583
65,000 5.250%,  12/1/2026
f
51,863
53,000 7.375%,  7/1/2028 30,245
92,000 5.750%,  12/1/2028
f
68,655
77,000 5.125%,  6/1/2029 41,002
DISH Network Corporation
64,000 11.750%,  11/15/2027
f
62,080
Frontier Communications
Holdings, LLC
157,000 5.875%,  10/15/2027
f
142,729
58,000 6.750%,  5/1/2029
f
45,965
38,000 8.750%,  5/15/2030
f
37,848
GCI, LLC
185,000 4.750%,  10/15/2028
f
159,605
Gray Escrow II, Inc.
200,000 5.375%,  11/15/2031
f
132,800
Gray Television, Inc.
115,000 4.750%,  10/15/2030
f
76,323
Hughes Satellite Systems
Corporation
60,000 6.625%,  8/1/2026 56,811
Iliad Holding SASU
179,000 6.500%,  10/15/2026
f
170,591
Lamar Media Corporation
105,000 3.750%,  2/15/2028 96,883
78,000 3.625%,  1/15/2031 67,080
Principal
Amount Long-Term Fixed Income (76.6%) Value
Communications Services (5.0%) - continued
LCPR Senior Secured Financing
DAC
$ 103,000 6.750%,  10/15/2027
f
$ 97,283
Level 3 Financing, Inc.
69,000 10.500%,  5/15/2030
f
65,895
76,000 4.625%,  9/15/2027
f
45,695
230,000 4.250%,  7/1/2028
f
129,766
Magallanes, Inc.
47,000 3.638%,  3/15/2025
f
45,399
141,000 4.054%,  3/15/2029
f
131,149
Meta Platforms, Inc.
43,000 3.500%,  8/15/2027 41,530
Netflix, Inc.
115,000 5.875%,  2/15/2025 117,300
100,000 4.875%,  4/15/2028 99,500
News Corporation
137,000 3.875%,  5/15/2029
f
121,759
NTT Finance Corporation
51,000 1.162%,  4/3/2026
f
46,076
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
65,000 6.250%,  6/15/2025
f
64,674
Paramount Global
85,000 6.375%,  3/30/2062
b
67,363
41,000 4.750%,  5/15/2025 40,494
Playtika Holding Corporation
129,000 4.250%,  3/15/2029
f
107,393
Radiate Holdco, LLC/Radiate
Finance, Inc.
65,000 6.500%,  9/15/2028
f
26,650
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
b,f
43,875
Scripps Escrow II, Inc.
56,000 3.875%,  1/15/2029
f
43,941
Sirius XM Radio, Inc.
145,000 5.000%,  8/1/2027
f
135,750
165,000 4.000%,  7/15/2028
f
141,725
30,000 4.125%,  7/1/2030
f
24,525
Sprint Capital Corporation
251,000 6.875%,  11/15/2028 269,707
265,000 8.750%,  3/15/2032 322,638
Sprint Corporation
133,000 7.625%,  2/15/2025 137,916
Take-Two Interactive Software, Inc.
90,000 3.300%,  3/28/2024 88,028
TEGNA, Inc.
211,000 4.625%,  3/15/2028 184,098
Telecom Italia Capital SA
43,000 6.000%,  9/30/2034 36,873
Telecom Italia SPA
59,000 5.303%,  5/30/2024
f
57,820
Telesat Canada/Telesat, LLC
70,000 4.875%,  6/1/2027
f
36,263
25,000 6.500%,  10/15/2027
f
7,750
T-Mobile USA, Inc.
50,000 3.500%,  4/15/2025 48,611
90,000 4.950%,  3/15/2028 90,860
20,000 2.875%,  2/15/2031 17,253
United States Cellular Corporation
125,000 6.700%,  12/15/2033 108,750

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Communications Services (5.0%) - continued
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
$ 186,000 4.750%,  4/15/2028
f
$ 143,765
Univision Communications, Inc.
201,000 6.625%,  6/1/2027
f
190,588
Verizon Communications, Inc.
84,000 2.100%,  3/22/2028 74,829
132,000 3.150%,  3/22/2030 120,240
106,000 2.550%,  3/21/2031 90,300
94,000 2.355%,  3/15/2032 77,117
Viasat, Inc.
35,000 6.500%,  7/15/2028
f
25,856
Vodafone Group plc
48,000 7.000%,  4/4/2079
b
47,783
VTR Finance NV
80,000 6.375%,  7/15/2028
f
32,200
VZ Secured Financing BV
207,000 5.000%,  1/15/2032
f
168,853
Walt Disney Company
42,000 3.800%,  3/22/2030 40,492
WMG Acquisition Corporation
28,000 3.750%,  12/1/2029
f
24,798
38,000 3.875%,  7/15/2030
f
33,365
95,000 3.000%,  2/15/2031
f
79,422
YPSO Finance BIS SA
62,000 10.500%,  5/15/2027
f
47,430
Total 9,145,952
Consumer Cyclical (6.5%)
1011778 B.C., ULC/New Red
Finance, Inc.
205,000 4.375%,  1/15/2028
f
189,246
Adient Global Holdings, Ltd.
78,000 4.875%,  8/15/2026
f
75,172
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
60,000 6.625%,  7/15/2026
f
57,660
109,000 6.000%,  6/1/2029
f
81,364
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
190,000 4.625%,  6/1/2028
f
160,787
Allison Transmission, Inc.
27,000 4.750%,  10/1/2027
f
25,506
190,000 3.750%,  1/30/2031
f
162,104
Amazon.com, Inc.
42,000 1.500%,  6/3/2030 34,916
86,000 4.700%,  12/1/2032 88,147
American Axle & Manufacturing,
Inc.
249,000 6.500%,  4/1/2027
i
229,080
Arko Corporation
88,000 5.125%,  11/15/2029
f
72,837
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
f
64,800
63,000 4.625%,  4/1/2030
f
51,872
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 34,162
Bloomin' Brands, Inc., Convertible
2,000 5.000%,  5/1/2025 4,525
Principal
Amount Long-Term Fixed Income (76.6%) Value
Consumer Cyclical (6.5%) - continued
Booking Holdings, Inc.,
Convertible
$ 19,000 0.750%,  5/1/2025 $ 28,451
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
f
95,361
Boyne USA, Inc.
80,000 4.750%,  5/15/2029
f
71,422
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
225,000 6.250%,  9/15/2027
f
197,769
Burlington Stores, Inc., Convertible
78,000 2.250%,  4/15/2025 89,554
Caesars Entertainment, Inc.
218,000 6.250%,  7/1/2025
f
218,010
55,000 8.125%,  7/1/2027
f
56,100
136,000 4.625%,  10/15/2029
f,i
118,932
Carnival Corporation
113,000 10.500%,  2/1/2026
f
117,737
97,000 7.625%,  3/1/2026
f
88,512
211,000 5.750%,  3/1/2027
f
173,090
56,000 4.000%,  8/1/2028
f
48,206
Cedar Fair, LP
139,000 5.250%,  7/15/2029
i
129,590
Churchill Downs, Inc.
75,000 4.750%,  1/15/2028
f
70,232
Cinemark USA, Inc.
202,000 5.875%,  3/15/2026
f,i
190,534
Clarios Global, LP/Clarios US
Finance Company
55,000 8.500%,  5/15/2027
f
55,206
Cracker Barrel Old Country Store,
Inc., Convertible
32,000 0.625%,  6/15/2026 28,720
D.R. Horton, Inc.
21,000 2.600%,  10/15/2025 19,642
Daimler Finance North America,
LLC
63,000 1.450%,  3/2/2026
f
57,576
Dana, Inc.
155,000 5.625%,  6/15/2028 145,563
Expedia Group, Inc.
73,000 3.250%,  2/15/2030 63,262
Expedia Group, Inc., Convertible
92,000 Zero Coupon,  2/15/2026 82,364
Ford Motor Company
222,000 3.250%,  2/12/2032 174,482
127,000 6.100%,  8/19/2032 123,070
Ford Motor Company, Convertible
120,000 Zero Coupon,  3/15/2026 119,880
Ford Motor Credit Company, LLC
200,000 2.300%,  2/10/2025 185,355
220,000 4.134%,  8/4/2025 209,279
384,000 2.700%,  8/10/2026 341,756
80,000 2.900%,  2/10/2029 66,238
Forestar Group, Inc.
97,000 3.850%,  5/15/2026
f
87,267
FTI Consulting, Inc., Convertible
35,000 2.000%,  8/15/2023 68,162
General Motors Company
41,000 6.125%,  10/1/2025 41,774
63,000 6.800%,  10/1/2027 66,626

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Consumer Cyclical (6.5%) - continued
General Motors Financial
Company, Inc.
$ 80,000 3.950%,  4/13/2024 $ 78,809
38,000 1.200%,  10/15/2024 35,566
145,000 2.900%,  2/26/2025 138,387
41,000 2.750%,  6/20/2025 38,819
44,000 5.700%,  9/30/2030
b,j
37,869
Goodyear Tire & Rubber Company
70,000 5.000%,  7/15/2029 62,538
55,000 5.250%,  7/15/2031 47,505
Guitar Center Escrow Issuer II, Inc.
41,000 8.500%,  1/15/2026
f
35,977
Hanesbrands, Inc.
118,000 4.875%,  5/15/2026
f,i
111,805
Hilton Domestic Operating
Company, Inc.
262,000 4.875%,  1/15/2030 250,959
57,000 3.625%,  2/15/2032
f
48,094
Hilton Grand Vacations Borrower
Escrow, LLC
91,000 5.000%,  6/1/2029
f
80,825
Home Depot, Inc.
68,000 3.250%,  4/15/2032 62,057
Hyundai Capital America
33,000 5.500%,  3/30/2026
f
33,050
63,000 3.000%,  2/10/2027
f
57,783
40,000 2.100%,  9/15/2028
f
33,806
International Game Technology plc
182,000 5.250%,  1/15/2029
f
174,265
Jacobs Entertainment, Inc.
83,000 6.750%,  2/15/2029
f
72,515
KB Home
100,000 4.800%,  11/15/2029 91,500
Kohl's Corporation
39,000 3.375%,  5/1/2031 26,323
L Brands, Inc.
252,000 6.625%,  10/1/2030
f
245,670
30,000 6.875%,  11/1/2035 27,045
Lennar Corporation
20,000 5.875%,  11/15/2024 20,103
41,000 4.750%,  5/30/2025 40,378
Lowe's Companies, Inc.
62,000 4.000%,  4/15/2025 61,161
98,000 4.500%,  4/15/2030 96,846
Macy's Retail Holdings, LLC
120,000 5.875%,  4/1/2029
f
110,999
Marriott International, Inc./MD
46,000 4.900%,  4/15/2029 45,597
62,000 4.625%,  6/15/2030 60,193
Marriott Vacations Worldwide
Corporation, Convertible
62,000 Zero Coupon,  1/15/2026 60,016
48,000 3.250%,  12/15/2027
f
46,800
Mattamy Group Corporation
115,000 5.250%,  12/15/2027
f
108,244
MGM Resorts International
205,000 5.750%,  6/15/2025 204,506
Michaels Companies, Inc.
100,000 5.250%,  5/1/2028
f
83,344
NCL Corporation, Ltd.
52,000 3.625%,  12/15/2024
f
48,360
39,000 5.875%,  3/15/2026
f
33,192
152,000 5.875%,  2/15/2027
f
141,740
Principal
Amount Long-Term Fixed Income (76.6%) Value
Consumer Cyclical (6.5%) - continued
Nissan Motor Company, Ltd.
$ 70,000 3.043%,  9/15/2023
f
$ 68,953
50,000 3.522%,  9/17/2025
f
47,370
51,000 4.345%,  9/17/2027
f
48,116
64,000 4.810%,  9/17/2030
f
57,953
Nordstrom, Inc.
46,000 4.375%,  4/1/2030 35,627
64,000 4.250%,  8/1/2031 45,760
O'Reilly Automotive, Inc.
63,000 3.900%,  6/1/2029 60,056
PENN Entertainment, Inc.
170,000 4.125%,  7/1/2029
f,i
141,758
PetSmart, Inc./PetSmart Finance
Corporation
195,000 4.750%,  2/15/2028
f
183,056
117,000 7.750%,  2/15/2029
f
114,848
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
244,000 5.750%,  4/15/2026
f
242,170
108,000 6.250%,  1/15/2028
f
100,980
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
165,000 5.750%,  1/15/2029
f
123,496
Royal Caribbean Cruises, Ltd.
59,000 11.500%,  6/1/2025
f
62,910
202,000 4.250%,  7/1/2026
f
181,295
143,000 9.250%,  1/15/2029
f
151,937
46,000 7.250%,  1/15/2030
f
46,288
Scientific Games International, Inc.
217,000 7.250%,  11/15/2029
f
217,419
SeaWorld Parks and
Entertainment, Inc.
61,000 5.250%,  8/15/2029
f
55,060
Six Flags Theme Parks, Inc.
38,000 7.000%,  7/1/2025
f
38,393
Staples, Inc.
118,000 7.500%,  4/15/2026
f
103,383
124,000 10.750%,  4/15/2027
f,i
89,900
Station Casinos, LLC
107,000 4.625%,  12/1/2031
f
90,362
Tapestry, Inc.
45,000 3.050%,  3/15/2032 36,557
Target Corporation
88,000 2.350%,  2/15/2030 77,419
Toyota Motor Credit Corporation
50,000 4.450%,  6/29/2029 50,375
42,000 4.700%,  1/12/2033 42,741
Travel + Leisure Company
59,000 6.625%,  7/31/2026
f
59,229
Tripadvisor, Inc.
30,000 7.000%,  7/15/2025
f
30,066
Uber Technologies, Inc.
135,000 6.250%,  1/15/2028
f,i
134,663
Uber Technologies, Inc.,
Convertible
78,000 Zero Coupon,  12/15/2025 68,623
Vail Resorts, Inc., Convertible
82,000 Zero Coupon,  1/1/2026 73,236
VICI Properties, LP/VICI Note
Company, Inc.
202,000 5.750%,  2/1/2027
f
198,290
73,000 3.750%,  2/15/2027
f
67,391

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Consumer Cyclical (6.5%) - continued
Viking Cruises, Ltd.
$ 185,000 5.875%,  9/15/2027
f
$ 159,300
Volkswagen Group of America
Finance, LLC
99,000 4.250%,  11/13/2023
f
98,276
21,000 3.350%,  5/13/2025
f
20,291
Wabash National Corporation
141,000 4.500%,  10/15/2028
f
122,243
Walmart, Inc.
84,000 3.950%,  9/9/2027 83,897
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
f
55,274
Yum! Brands, Inc.
192,000 4.750%,  1/15/2030
f
183,435
Total 11,782,942
Consumer Non-Cyclical (5.6%)
1375209 B.C., Ltd.
107,000 9.000%,  1/30/2028
f
106,090
Abbott Laboratories
151,000 1.400%,  6/30/2030 126,128
AbbVie, Inc.
268,000 3.600%,  5/14/2025 262,884
Albertsons Companies, Inc./
Safeway, Inc.
184,000 4.625%,  1/15/2027
f
177,944
188,000 3.500%,  3/15/2029
f
163,578
Amgen, Inc.
62,000 5.150%,  3/2/2028 63,303
107,000 5.250%,  3/2/2030 109,438
Anheuser-Busch InBev Worldwide,
Inc.
90,000 4.000%,  4/13/2028 88,976
84,000 4.750%,  1/23/2029 85,782
Aramark Services, Inc.
189,000 5.000%,  2/1/2028
f
178,882
Archer-Daniels-Midland Company
43,000 4.500%,  8/15/2033 43,046
AstraZeneca Finance, LLC
98,000 1.750%,  5/28/2028 86,960
AstraZeneca plc
85,000 0.700%,  4/8/2026 76,495
Avantor Funding, Inc.
119,000 4.625%,  7/15/2028
f
112,752
B&G Foods, Inc.
60,000 5.250%,  4/1/2025 55,875
59,000 5.250%,  9/15/2027 50,592
BAT Capital Corporation
43,000 7.750%,  10/19/2032 47,630
BAT International Finance plc
41,000 1.668%,  3/25/2026 37,310
Bausch Health Companies, Inc.
55,000 5.500%,  11/1/2025
f,i
45,216
120,000 4.875%,  6/1/2028
f
70,800
191,000 11.000%,  9/30/2028
f
140,545
Becton, Dickinson and Company
48,000 4.693%,  2/13/2028 48,193
63,000 2.823%,  5/20/2030 56,213
BellRing Brands, Inc.
80,000 7.000%,  3/15/2030
f
81,038
BioMarin Pharmaceutical, Inc.,
Convertible
87,000 1.250%,  5/15/2027 90,741
Principal
Amount Long-Term Fixed Income (76.6%) Value
Consumer Non-Cyclical (5.6%) - continued
Bio-Rad Laboratories, Inc.
$ 70,000 3.300%,  3/15/2027 $ 66,020
Bristol-Myers Squibb Company
69,000 2.950%,  3/15/2032 62,203
Bunge, Ltd. Finance Corporation
97,000 2.750%,  5/14/2031 82,496
Cargill, Inc.
88,000 2.125%,  11/10/2031
f
73,052
Central Garden & Pet Company
145,000 4.125%,  10/15/2030 128,122
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
f
17,805
Chobani, LLC/Chobani Finance
Corporation, Inc.
150,000 4.625%,  11/15/2028
f
136,687
CHS/Community Health Systems,
Inc.
36,000 8.000%,  12/15/2027
f
34,879
75,000 6.000%,  1/15/2029
f
63,441
Conagra Brands, Inc.
38,000 4.300%,  5/1/2024 37,618
Constellation Brands, Inc.
84,000 3.150%,  8/1/2029 76,799
Coty, Inc.
110,000 5.000%,  4/15/2026
f
106,133
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
174,000 4.750%,  1/15/2029
f
162,470
CVS Health Corporation
47,000 5.000%,  2/20/2026 47,528
33,000 4.300%,  3/25/2028 32,407
47,000 5.125%,  2/21/2030 47,644
Diageo Capital plc
50,000 1.375%,  9/29/2025 46,188
39,000 2.000%,  4/29/2030 33,227
Edgewell Personal Care Company
80,000 5.500%,  6/1/2028
f
76,641
Eli Lilly & Company
87,000 4.700%,  2/27/2033 89,198
Embecta Corporation
48,000 6.750%,  2/15/2030
f
43,680
Encompass Health Corporation
235,000 4.500%,  2/1/2028 219,041
Energizer Holdings, Inc.
25,000 4.750%,  6/15/2028
f
22,499
130,000 4.375%,  3/31/2029
f
114,237
General Mills, Inc.
18,000 4.950%,  3/29/2033 18,280
Gilead Sciences, Inc.
63,000 2.950%,  3/1/2027 59,944
HCA, Inc.
145,000 5.375%,  2/1/2025 145,061
88,000 5.875%,  2/1/2029 89,903
HLF Financing SARL, LLC/
Herbalife International, Inc.
291,000 4.875%,  6/1/2029
f
221,160
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
f
32,932
Integer Holdings Corporation,
Convertible
84,000 2.125%,  2/15/2028
f
91,434

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Consumer Non-Cyclical (5.6%) - continued
Ionis Pharmaceuticals, Inc.,
Convertible
$ 24,000 0.125%,  12/15/2024 $ 22,085
42,000 Zero Coupon,  4/1/2026 38,115
Jazz Investments I, Ltd.,
Convertible
83,000 2.000%,  6/15/2026 91,922
Jazz Securities DAC
78,000 4.375%,  1/15/2029
f
71,760
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
114,000 2.500%,  1/15/2027
f
101,232
49,000 3.625%,  1/15/2032
f
40,620
Kenvue, Inc.
43,000 5.500%,  3/22/2025
f
43,711
88,000 5.350%,  3/22/2026
f
90,296
23,000 5.000%,  3/22/2030
f
23,692
Kraft Heinz Foods Company
113,000 3.875%,  5/15/2027 110,327
Kroger Company
42,000 4.500%,  1/15/2029 41,783
Lamb Weston Holdings, Inc.
82,000 4.125%,  1/31/2030
f
75,030
Mattel, Inc.
297,000 3.375%,  4/1/2026
f
279,576
McKesson Corporation
41,000 0.900%,  12/3/2025 37,063
134,000 1.300%,  8/15/2026 120,031
Medtronic Global Holdings SCA
45,000 4.500%,  3/30/2033 45,041
Mozart Debt Merger Sub, Inc.
122,000 3.875%,  4/1/2029
f
105,835
96,000 5.250%,  10/1/2029
f
83,291
Mylan, Inc.
34,000 4.200%,  11/29/2023 33,634
Nestle Holdings, Inc.
53,000 5.250%,  3/13/2026
f
54,384
88,000 4.950%,  3/14/2030
f
91,404
Newell Brands, Inc.
111,000 4.450%,  4/1/2026 106,837
Organon & Company/Organon
Foreign Debt Co-Issuer BV
138,000 4.125%,  4/30/2028
f
126,147
Owens & Minor, Inc.
103,000 6.625%,  4/1/2030
f
88,451
Performance Food Group, Inc.
87,000 4.250%,  8/1/2029
f
78,124
Perrigo Finance Unlimited
Company
225,000 4.375%,  3/15/2026 215,377
Philip Morris International, Inc.
91,000 4.875%,  2/13/2026 91,667
47,000 4.875%,  2/15/2028 47,436
43,000 5.625%,  11/17/2029 44,929
43,000 5.750%,  11/17/2032 45,125
Post Holdings, Inc.
75,000 5.625%,  1/15/2028
f
73,500
56,000 5.500%,  12/15/2029
f
52,771
119,000 4.500%,  9/15/2031
f
104,732
Post Holdings, Inc., Convertible
77,000 2.500%,  8/15/2027
f
80,480
Principal
Amount Long-Term Fixed Income (76.6%) Value
Consumer Non-Cyclical (5.6%) - continued
Primo Water Holdings, Inc.
$ 119,000 4.375%,  4/30/2029
f
$ 103,838
Procter & Gamble Company
42,000 1.200%,  10/29/2030 34,317
Roche Holdings, Inc.
39,000 1.930%,  12/13/2028
f
34,356
68,000 2.076%,  12/13/2031
f
57,404
Royalty Pharma plc
97,000 1.200%,  9/2/2025 87,945
Scotts Miracle-Gro Company
89,000 4.500%,  10/15/2029 76,524
SEG Holding, LLC
195,000 5.625%,  10/15/2028
f
184,745
Simmons Foods, Inc.
188,000 4.625%,  3/1/2029
f
152,774
Spectrum Brands, Inc.
95,000 5.000%,  10/1/2029
f
82,448
60,000 5.500%,  7/15/2030
f
52,794
Stryker Corporation
85,000 3.650%,  3/7/2028 81,752
Syneos Health, Inc.
145,000 3.625%,  1/15/2029
f
119,175
Sysco Corporation
42,000 5.950%,  4/1/2030 44,536
Takeda Pharmaceutical Company,
Ltd.
75,000 5.000%,  11/26/2028 75,808
Tenet Healthcare Corporation
45,000 4.625%,  7/15/2024 44,389
435,000 5.125%,  11/1/2027 417,622
55,000 6.125%,  10/1/2028 52,713
Teva Pharmaceutical Finance
Netherlands III BV
288,000 3.150%,  10/1/2026 260,640
Thermo Fisher Scientific, Inc.
44,000 4.950%,  11/21/2032 45,659
Topgolf Callaway Brands
Corporation, Convertible
22,000 2.750%,  5/1/2026 30,052
TreeHouse Foods, Inc.
196,000 4.000%,  9/1/2028
i
173,245
United Natural Foods, Inc.
87,000 6.750%,  10/15/2028
f
80,859
Winnebago Industries, Inc.,
Convertible
39,000 1.500%,  4/1/2025 42,881
Wyeth, LLC
65,000 6.500%,  2/1/2034 74,743
Zoetis, Inc.
110,000 3.900%,  8/20/2028 107,016
Total 10,159,783
Energy (5.1%)
Antero Resources Corporation
135,000 5.375%,  3/1/2030
f
125,584
Archrock Partners, LP/Archrock
Partners Finance Corporation
167,000 6.250%,  4/1/2028
f
160,320
BP Capital Markets America, Inc.
169,000 4.234%,  11/6/2028 167,455
61,000 4.812%,  2/13/2033 61,937
BP Capital Markets plc
74,000 4.875%,  3/22/2030
b,j
67,248

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Energy (5.1%) - continued
Buckeye Partners, LP
$ 130,000 3.950%,  12/1/2026 $ 117,625
Callon Petroleum Company
117,000 8.250%,  7/15/2025 116,181
63,000 7.500%,  6/15/2030
f
59,220
Canadian Natural Resources, Ltd.
105,000 2.050%,  7/15/2025 98,095
Cheniere Energy Partners, LP
102,000 4.500%,  10/1/2029 94,759
91,000 3.250%,  1/31/2032 75,177
Cheniere Energy, Inc.
139,000 4.625%,  10/15/2028 132,125
Chesapeake Energy Corporation
212,000 6.750%,  4/15/2029
f
210,465
Chord Energy Corporation
90,000 6.375%,  6/1/2026
f
89,142
CNX Resources Corporation
97,000 6.000%,  1/15/2029
f
90,695
CNX Resources Corporation,
Convertible
61,000 2.250%,  5/1/2026 84,638
Comstock Resources, Inc.
62,000 6.750%,  3/1/2029
f
56,732
95,000 5.875%,  1/15/2030
f
81,619
Continental Resources, Inc.
63,000 4.375%,  1/15/2028 59,390
40,000 5.750%,  1/15/2031
f
38,439
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
113,000 5.500%,  6/15/2031
f
101,570
CrownRock, LP/CrownRock
Finance, Inc.
144,000 5.625%,  10/15/2025
f
141,128
Diamondback Energy, Inc.
111,000 3.125%,  3/24/2031 96,253
DT Midstream, Inc.
190,000 4.125%,  6/15/2029
f
166,573
35,000 4.375%,  6/15/2031
f
30,492
Enbridge, Inc.
90,000 7.375%,  1/15/2083
b
86,043
50,000 7.625%,  1/15/2083
b
48,774
42,000 3.700%,  7/15/2027 39,972
22,000 5.700%,  3/8/2033 22,883
Endeavor Energy Resources, LP/
EER Finance, Inc.
130,000 5.750%,  1/30/2028
f
129,025
Enerflex, Ltd.
78,000 9.000%,  10/15/2027
f
75,855
Energy Transfer, LP
42,000 4.200%,  9/15/2023 41,846
50,000 6.750%,  5/15/2025
b,j
44,005
63,000 3.750%,  5/15/2030 58,137
EnLink Midstream Partners, LP
205,000 4.850%,  7/15/2026 197,313
EnLink Midstream, LLC
57,000 6.500%,  9/1/2030
f
57,639
Enterprise Products Operating,
LLC
42,000 4.150%,  10/16/2028 40,822
53,000
7.858%,  (LIBOR 3M +
2.986%), 8/16/2077
b
49,720
EQM Midstream Partners, LP
99,000 4.750%,  1/15/2031
f
82,170
Principal
Amount Long-Term Fixed Income (76.6%) Value
Energy (5.1%) - continued
EQT Corporation
$ 40,000 3.900%,  10/1/2027 $ 37,597
EQT Corporation, Convertible
33,000 1.750%,  5/1/2026 72,679
Equinor ASA
43,000 2.875%,  4/6/2025 41,681
Ferrellgas, LP/Ferrellgas Finance
Corporation
102,000 5.375%,  4/1/2026
f
95,498
Genesis Energy LP/Genesis
Energy Finance Corporation
76,000 8.875%,  4/15/2030 76,950
Halliburton Company
42,000 2.920%,  3/1/2030 37,409
Harvest Midstream, LP
236,000 7.500%,  9/1/2028
f
235,368
Hess Corporation
27,000 3.500%,  7/15/2024 26,374
Hess Midstream Operations, LP
120,000 5.625%,  2/15/2026
f
118,788
72,000 5.500%,  10/15/2030
f
66,950
Hilcorp Energy I, LP/Hilcorp
Finance Company
115,000 5.750%,  2/1/2029
f
105,863
181,000 6.250%,  4/15/2032
f
167,425
Holly Energy Partners, LP/Holly
Energy Finance Corporation
141,000 6.375%,  4/15/2027
f
139,431
Howard Midstream Energy
Partners, LLC
152,000 6.750%,  1/15/2027
f
143,330
ITT Holdings, LLC
132,000 6.500%,  8/1/2029
f
111,450
Laredo Petroleum, Inc.
222,000 7.750%,  7/31/2029
f
185,184
Marathon Oil Corporation
42,000 4.400%,  7/15/2027 40,692
Marathon Petroleum Corporation
181,000 4.700%,  5/1/2025 180,638
MEG Energy Corporation
131,000 7.125%,  2/1/2027
f
133,632
MPLX, LP
105,000 1.750%,  3/1/2026 95,824
21,000 5.000%,  3/1/2033 20,550
Murphy Oil Corporation
107,000 5.875%,  12/1/2027 104,211
Nabors Industries, Ltd.
160,000 7.250%,  1/15/2026
f
152,600
National Fuel Gas Company
92,000 5.500%,  1/15/2026 91,980
NuStar Logistics, LP
150,000 5.750%,  10/1/2025 145,880
Occidental Petroleum Corporation
40,000 8.500%,  7/15/2027 44,000
64,000 6.375%,  9/1/2028 66,272
80,000 6.450%,  9/15/2036 84,114
ONEOK, Inc.
63,000 2.200%,  9/15/2025 58,382
Ovintiv Exploration, Inc.
42,000 5.375%,  1/1/2026 42,072
Permian Resources Operating,
LLC, Convertible
14,000 3.250%,  4/1/2028 25,837

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Energy (5.1%) - continued
Phillips 66
$ 66,000 4.950%,  12/1/2027 $ 66,293
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 51,298
Pioneer Natural Resources
Company, Convertible
39,000 0.250%,  5/15/2025 83,265
Plains All American Pipeline, LP
2,000
8.974%,  (LIBOR 3M +
4.110%), 5/4/2023
b,j
1,770
Plains All American Pipeline, LP/
PAA Finance Corporation
103,000 4.650%,  10/15/2025 101,872
Precision Drilling Corporation
117,000 6.875%,  1/15/2029
f
106,178
Range Resources Corporation
125,000 4.750%,  2/15/2030
f
113,941
Sabine Pass Liquefaction, LLC
63,000 4.200%,  3/15/2028 60,524
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
f
26,403
SM Energy Company
135,000 6.625%,  1/15/2027 129,688
55,000 6.500%,  7/15/2028 52,484
Southwestern Energy Company
70,000 5.375%,  2/1/2029 65,975
133,000 5.375%,  3/15/2030 125,039
71,000 4.750%,  2/1/2032 62,692
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
48,000 5.875%,  3/1/2027 46,565
85,000 5.000%,  6/1/2031
f
74,269
Suncor Energy, Inc.
43,000 7.150%,  2/1/2032 47,584
Sunoco, LP/Sunoco Finance
Corporation
145,000 5.875%,  3/15/2028 139,200
95,000 4.500%,  4/30/2030 85,915
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
154,000 5.500%,  1/15/2028
f
140,812
Targa Resources Partners, LP
115,000 4.875%,  2/1/2031 107,604
Teine Energy, Ltd.
95,000 6.875%,  4/15/2029
f
86,925
TransCanada Trust
25,000 5.600%,  3/7/2082
b
20,912
90,000 5.875%,  8/15/2076
b
83,791
Transocean, Inc.
97,000 11.500%,  1/30/2027
f
100,182
USA Compression Partners, LP/
USA Compression Finance
Corporation
139,000 6.875%,  4/1/2026 135,101
Venture Global Calcasieu Pass,
LLC
184,000 3.875%,  8/15/2029
f
165,968
62,000 6.250%,  1/15/2030
f
62,465
70,000 4.125%,  8/15/2031
f
61,501
Principal
Amount Long-Term Fixed Income (76.6%) Value
Energy (5.1%) - continued
Weatherford International, Ltd.
$ 141,000 8.625%,  4/30/2030
f
$ 144,251
Western Midstream Operating, LP
204,000 3.950%,  6/1/2025 195,242
Williams Companies, Inc.
42,000 2.600%,  3/15/2031 35,322
Total 9,226,758
Financials (12.5%)
AerCap Holdings NV
50,000 5.875%,  10/10/2079
b
45,535
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
70,000 3.150%,  2/15/2024 67,868
63,000 6.500%,  7/15/2025 63,455
108,000 3.000%,  10/29/2028 94,286
Air Lease Corporation
40,000 2.300%,  2/1/2025 37,856
11,000 3.375%,  7/1/2025 10,479
108,000 4.650%,  6/15/2026
b,j
89,690
52,000 3.125%,  12/1/2030 44,116
Aircastle, Ltd.
81,000 5.250%,  6/15/2026
b,f,j
59,098
51,000 2.850%,  1/26/2028
f
43,881
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
70,000 6.750%,  10/15/2027
f
64,925
Ally Financial, Inc.
62,000 5.750%,  11/20/2025 58,298
96,000 4.700%,  5/15/2026
b,j
68,880
42,000 8.000%,  11/1/2031 44,082
25,000 6.700%,  2/14/2033 22,210
American Express Company
59,000 3.950%,  8/1/2025 57,853
50,000 3.550%,  9/15/2026
b,j
42,260
69,000 2.550%,  3/4/2027 63,694
76,000 5.850%,  11/5/2027 79,737
American Homes 4 Rent, LP
50,000 2.375%,  7/15/2031 39,846
American International Group, Inc.
45,000 5.125%,  3/27/2033 44,730
AmWINS Group, Inc.
87,000 4.875%,  6/30/2029
f
76,995
Aon Corporation/Aon Global
Holdings plc
44,000 2.600%,  12/2/2031 36,918
Ares Capital Corporation
21,000 4.250%,  3/1/2025 19,840
90,000 2.150%,  7/15/2026 77,167
Ares Capital Corporation,
Convertible
27,000 4.625%,  3/1/2024 27,186
Assurant, Inc.
67,000 6.100%,  2/27/2026 68,306
Australia & New Zealand Banking
Group, Ltd.
96,000 2.950%,  7/22/2030
b,f
88,709
Aviation Capital Group, LLC
41,000 4.875%,  10/1/2025
f
39,592
Avolon Holdings Funding, Ltd.
96,000 4.250%,  4/15/2026
f
90,266

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Financials (12.5%) - continued
BAC Capital Trust XIV
$ 42,000
5.266%,  (LIBOR 3M +
0.400%), 4/19/2023
b,j
$ 31,366
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
f
25,857
Banco Santander SA
55,000 4.750%,  11/12/2026
b,j
42,694
Bank of America Corporation
78,000 3.864%,  7/23/2024
b
77,558
87,000 4.200%,  8/26/2024 85,476
213,000 6.250%,  9/5/2024
b,j
207,941
36,000 3.458%,  3/15/2025
b
35,242
44,000 6.100%,  3/17/2025
b,j
43,135
102,000 1.319%,  6/19/2026
b
93,239
163,000 1.197%,  10/24/2026
b
146,388
85,000 4.375%,  1/27/2027
b,j
72,262
70,000 6.125%,  4/27/2027
b,j
68,862
61,000 1.734%,  7/22/2027
b
54,699
89,000 4.376%,  4/27/2028
b
86,061
126,000 3.593%,  7/21/2028
b
118,400
59,000 4.948%,  7/22/2028
b
58,662
202,000 3.974%,  2/7/2030
b
188,805
84,000 2.687%,  4/22/2032
b
70,100
62,000 2.572%,  10/20/2032
b
50,673
92,000 2.972%,  2/4/2033
b
77,468
45,000 3.846%,  3/8/2037
b
38,362
Bank of Montreal
68,000 5.203%,  2/1/2028 68,556
46,000 3.088%,  1/10/2037
b
36,974
Bank of New York Mellon
Corporation
22,000 4.700%,  9/20/2025
b,j
20,818
59,000 4.596%,  7/26/2030
b
57,714
Bank of Nova Scotia
64,000 5.250%,  12/6/2024 64,147
116,000 4.900%,  6/4/2025
b,j
105,560
41,000 1.050%,  3/2/2026 36,793
Barclays plc
99,000 4.338%,  5/16/2024
b
98,759
41,000 4.375%,  9/11/2024 39,501
49,000 2.852%,  5/7/2026
b
45,763
50,000 5.501%,  8/9/2028
b
49,301
64,000 4.972%,  5/16/2029
b
61,731
Berkshire Hathaway Finance
Corporation
124,000 2.875%,  3/15/2032 111,511
Blackstone Mortgage Trust, Inc.,
Convertible
6,000 5.500%,  3/15/2027 4,744
Blackstone Private Credit Fund
67,000 4.000%,  1/15/2029 55,839
BNP Paribas SA
58,000 2.819%,  11/19/2025
b,f
55,112
66,000 3.132%,  1/20/2033
b,f
55,108
Boston Properties, LP
42,000 2.550%,  4/1/2032 29,941
BPCE SA
40,000 2.375%,  1/14/2025
f
37,566
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 71,169
Canadian Imperial Bank of
Commerce
59,000 3.945%,  8/4/2025 57,346
46,000 3.600%,  4/7/2032 41,873
Principal
Amount Long-Term Fixed Income (76.6%) Value
Financials (12.5%) - continued
Capital One Financial Corporation
$ 24,000 3.950%,  9/1/2026
b,j
$ 17,970
69,000 3.273%,  3/1/2030
b
58,788
Capital One NA
60,000 2.280%,  1/28/2026
b
55,305
Centene Corporation
139,000 4.250%,  12/15/2027 133,918
105,000 4.625%,  12/15/2029 98,725
178,000 3.000%,  10/15/2030 149,890
Charles Schwab Corporation
96,000 5.375%,  6/1/2025
b,j
90,960
90,000 0.900%,  3/11/2026 78,905
96,000 4.000%,  6/1/2026
b,j
78,266
25,000 5.000%,  6/1/2027
b,j
21,188
63,000 2.000%,  3/20/2028 54,077
105,000 4.000%,  12/1/2030
b,j
82,688
45,000 2.900%,  3/3/2032 37,666
Citigroup, Inc.
88,000
8.870%,  (LIBOR 3M +
4.068%), 7/30/2023
b,j
87,340
84,000 5.000%,  9/12/2024
b,j
78,540
105,000 3.352%,  4/24/2025
b
102,333
42,000 5.950%,  5/15/2025
b,j
39,142
100,000 5.500%,  9/13/2025 99,817
44,000 4.000%,  12/10/2025
b,j
38,885
140,000 3.875%,  2/18/2026
b,j
118,230
45,000 4.150%,  11/15/2026
b,j
36,787
148,000 1.122%,  1/28/2027
b
131,928
83,000 1.462%,  6/9/2027
b
73,693
98,000 3.070%,  2/24/2028
b
91,112
26,000 7.375%,  5/15/2028
b,j
25,588
168,000 4.075%,  4/23/2029
b
160,164
175,000 4.910%,  5/24/2033
b
171,768
Citizens Financial Group, Inc.
48,000 4.000%,  10/6/2026
b,j
36,600
CNA Financial Corporation
36,000 3.950%,  5/15/2024 35,426
Coinbase Global, Inc.
40,000 3.625%,  10/1/2031
f
22,400
Coinbase Global, Inc., Convertible
152,000 0.500%,  6/1/2026 97,258
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,j
18,443
Commerzbank AG
89,000 8.125%,  9/19/2023
f
87,718
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
f
40,060
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
b,f
37,446
Corebridge Financial, Inc.
38,000 6.875%,  12/15/2052
b,f
33,875
68,000 3.850%,  4/5/2029
f
62,047
Corporate Office Properties, LP
82,000 2.250%,  3/15/2026 72,386
Credit Acceptance Corporation
184,000 5.125%,  12/31/2024
f
174,886
Credit Agricole SA
44,000 8.125%,  12/23/2025
b,f,j
42,393
42,000 3.250%,  1/14/2030
f
35,236
Credit Suisse Group AG
59,000 6.500%,  8/8/2023
f
56,197
54,000 7.500%,  12/11/2023
b,f,j,l
2,160
39,000 2.593%,  9/11/2025
b,f
36,122

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Financials (12.5%) - continued
$ 24,000 7.250%,  9/12/2025
b,f,j,l
$ 960
75,000 2.193%,  6/5/2026
b,f
66,765
83,000 3.869%,  1/12/2029
b,f
73,895
51,000 3.091%,  5/14/2032
b,f
41,002
Dai-ichi Life Insurance Company,
Ltd.
110,000 5.100%,  10/28/2024
b,f,j
106,973
Deutsche Bank AG
143,000 2.129%,  11/24/2026
b
123,234
90,000 2.311%,  11/16/2027
b
76,269
68,000 3.742%,  1/7/2033
b
49,199
Discover Bank
84,000 4.682%,  8/9/2028
b
76,883
Discover Financial Services
22,000 6.700%,  11/29/2032 22,681
Drawbridge Special Opportunities
Fund, LP
170,000 3.875%,  2/15/2026
f
150,462
Elevance Health, Inc.
62,000 5.350%,  10/15/2025 62,544
133,000 2.550%,  3/15/2031 114,463
Encore Capital Group, Inc.,
Convertible
6,000 40.000%,  3/15/2029
f
5,994
EPR Properties
62,000 3.600%,  11/15/2031 46,384
Fifth Third Bancorp
40,000 4.500%,  9/30/2025
b,j
34,685
40,000 4.772%,  7/28/2030
b
36,993
Fifth Third Bank NA
42,000 3.850%,  3/15/2026 38,387
First Horizon Bank
62,000 5.750%,  5/1/2030 58,258
First-Citizens Bank & Trust
Company
95,000 6.125%,  3/9/2028 92,515
Fortress Transportation and
Infrastructure Investors, LLC
57,000 6.500%,  10/1/2025
f
57,038
51,000 9.750%,  8/1/2027
f
53,810
37,000 5.500%,  5/1/2028
f
33,757
FS KKR Capital Corporation
41,000 3.400%,  1/15/2026 36,792
42,000 2.625%,  1/15/2027 35,330
Genworth Mortgage Holdings, Inc.
78,000 6.500%,  8/15/2025
f
76,050
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
275,000 3.750%,  12/15/2027
f
217,585
goeasy, Ltd.
39,000 5.375%,  12/1/2024
f
36,787
Goldman Sachs Group, Inc.
111,000 5.500%,  8/10/2024
b,j
107,089
72,000 4.400%,  2/10/2025
b,j
61,814
44,000 3.500%,  4/1/2025 42,724
61,000 4.250%,  10/21/2025 59,180
62,000 0.855%,  2/12/2026
b
56,744
75,000 3.650%,  8/10/2026
b,j
61,219
45,000 4.125%,  11/10/2026
b,j
37,294
135,000 1.948%,  10/21/2027
b
120,612
45,000 2.640%,  2/24/2028
b
41,046
132,000 3.615%,  3/15/2028
b
124,867
86,000 4.482%,  8/23/2028
b
84,112
Principal
Amount Long-Term Fixed Income (76.6%) Value
Financials (12.5%) - continued
$ 84,000 3.814%,  4/23/2029
b
$ 78,906
42,000 3.800%,  3/15/2030 39,109
42,000 2.615%,  4/22/2032
b
34,986
42,000 2.383%,  7/21/2032
b
34,099
Hartford Financial Services Group,
Inc.
42,000 2.800%,  8/19/2029 36,968
64,000
6.989%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
51,605
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
9,000 Zero Coupon,  5/1/2025
f
8,426
HSBC Holdings plc
49,000 3.803%,  3/11/2025
b
47,914
24,000 6.375%,  3/30/2025
b,j
22,055
49,000 2.633%,  11/7/2025
b
46,362
37,000 1.645%,  4/18/2026
b
33,790
49,000 1.589%,  5/24/2027
b
43,185
106,000 2.251%,  11/22/2027
b
93,998
118,000 4.583%,  6/19/2029
b
111,986
111,000 4.600%,  12/17/2030
b,j
82,898
50,000 2.804%,  5/24/2032
b
40,830
HUB International, Ltd.
146,000 5.625%,  12/1/2029
f
127,206
Huntington Bancshares, Inc.
66,000 4.450%,  10/15/2027
b,j
54,862
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
168,000 4.750%,  9/15/2024 163,869
115,000 6.375%,  12/15/2025 112,953
76,000 5.250%,  5/15/2027 71,312
ING Groep NV
84,000 1.726%,  4/1/2027
b
74,621
Intercontinental Exchange, Inc.
67,000 4.350%,  6/15/2029 65,830
Invitation Homes Operating
Partnership, LP
72,000 2.000%,  8/15/2031 55,228
J.P. Morgan Chase & Company
48,000 5.150%,  8/1/2023
b,j
47,040
44,000 6.000%,  8/1/2023
b,j
43,065
49,000 1.514%,  6/1/2024
b
48,690
234,000 5.000%,  8/1/2024
b,j
224,663
176,000 4.023%,  12/5/2024
b
174,283
66,000 4.600%,  2/1/2025
b,j
61,380
117,000 1.561%,  12/10/2025
b
109,721
44,000 2.083%,  4/22/2026
b
41,172
50,000 3.650%,  6/1/2026
b,j
43,750
129,000 1.045%,  11/19/2026
b
115,115
84,000 1.578%,  4/22/2027
b
75,472
105,000 2.947%,  2/24/2028
b
97,312
126,000 4.005%,  4/23/2029
b
120,406
41,000 2.069%,  6/1/2029
b
35,575
168,000 4.493%,  3/24/2031
b
163,215
45,000 2.963%,  1/25/2033
b
38,477
39,000 4.912%,  7/25/2033
b
38,764
42,000 5.717%,  9/14/2033
b
43,023
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
39,000 5.000%,  8/15/2028
f
33,017
KeyBank NA/Cleveland, OH
63,000 3.900%,  4/13/2029 53,622
Kilroy Realty, LP
83,000 4.375%,  10/1/2025 75,240

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Financials (12.5%) - continued
Life Storage, LP
$ 41,000 2.400%,  10/15/2031 $ 33,047
Lincoln National Corporation
40,000
7.234%,  (LIBOR 3M +
2.358%), 5/17/2023
b
26,100
Lloyds Banking Group plc
76,000 4.716%,  8/11/2026
b
73,983
84,000 1.627%,  5/11/2027
b
73,803
69,000 3.369%,  12/14/2046
b
46,068
LPL Holdings, Inc.
90,000 4.000%,  3/15/2029
f
81,000
M&T Bank Corporation
106,000 3.500%,  9/1/2026
b,j
74,623
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
b,f
72,936
Marsh & McLennan Companies,
Inc.
45,000 2.375%,  12/15/2031 37,236
MetLife, Inc.
54,000 3.850%,  9/15/2025
b,j
47,577
99,000 5.875%,  3/15/2028
b,j
92,193
50,000 6.400%,  12/15/2036 48,382
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 81,652
Mitsubishi UFJ Financial Group,
Inc.
49,000 1.412%,  7/17/2025 44,937
81,000 1.538%,  7/20/2027
b
71,686
63,000 3.741%,  3/7/2029 58,920
Mizuho Financial Group, Inc.
61,000 1.554%,  7/9/2027
b
53,854
84,000 2.564%,  9/13/2031 66,140
Molina Healthcare, Inc.
100,000 4.375%,  6/15/2028
f
93,029
Morgan Stanley
41,000
5.194%,  (SOFRRATE +
0.466%), 11/10/2023
b
40,903
36,000 2.720%,  7/22/2025
b
34,698
82,000 1.164%,  10/21/2025
b
76,576
29,000 5.000%,  11/24/2025 28,748
115,000 2.630%,  2/18/2026
b
109,140
89,000 2.188%,  4/28/2026
b
83,505
50,000 6.138%,  10/16/2026
b
50,950
61,000 0.985%,  12/10/2026
b
54,366
84,000 1.593%,  5/4/2027
b
75,278
82,000 1.512%,  7/20/2027
b
72,871
30,000 5.123%,  2/1/2029
b
30,238
201,000 3.622%,  4/1/2031
b
183,808
45,000 2.943%,  1/21/2033
b
38,122
40,000 4.889%,  7/20/2033
b
39,317
85,000 2.484%,  9/16/2036
b
64,574
MPT Operating Partnership, LP/
MPT Finance Corporation
70,000 5.250%,  8/1/2026 62,918
75,000 4.625%,  8/1/2029 55,406
National Retail Properties, Inc.
42,000 2.500%,  4/15/2030 35,091
Nationstar Mortgage Holdings,
Inc.
104,000 6.000%,  1/15/2027
f
94,380
NatWest Group plc
58,000 4.269%,  3/22/2025
b
56,917
42,000 4.892%,  5/18/2029
b
40,334
63,000 3.754%,  11/1/2029
b
59,072
Principal
Amount Long-Term Fixed Income (76.6%) Value
Financials (12.5%) - continued
$ 50,000 4.600%,  6/28/2031
b,j
$ 35,192
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
178,000 4.500%,  9/30/2028
f
133,103
New York Life Global Funding
44,000 4.550%,  1/28/2033
f
43,536
Nippon Life Insurance Company
125,000 2.900%,  9/16/2051
b,f
99,647
123,000 5.100%,  10/16/2044
b,f
118,359
73,000 3.400%,  1/23/2050
b,f
61,971
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 51,749
Nordea Bank Abp
60,000 5.375%,  9/22/2027
f
60,277
Northern Trust Corporation
63,000 4.000%,  5/10/2027 61,718
Office Properties Income Trust
39,000 4.250%,  5/15/2024 36,360
41,000 2.650%,  6/15/2026 27,683
Omega Healthcare Investors, Inc.
43,000 4.750%,  1/15/2028 39,849
42,000 3.375%,  2/1/2031 33,174
OneMain Finance Corporation
130,000 6.875%,  3/15/2025 125,971
188,000 3.875%,  9/15/2028 148,990
Owl Rock Capital Corporation
41,000 4.250%,  1/15/2026 37,660
Owl Rock Core Income
Corporation
68,000 4.700%,  2/8/2027 61,413
Owl Rock Technology Finance
Corporation
20,000 4.750%,  12/15/2025
f
17,970
63,000 3.750%,  6/17/2026
f
55,639
Park Intermediate Holdings, LLC
153,000 4.875%,  5/15/2029
f
131,626
Pebblebrook Hotel Trust,
Convertible
109,000 1.750%,  12/15/2026 92,266
Pine Street Trust I
42,000 4.572%,  2/15/2029
f
39,488
PNC Bank NA
42,000 2.700%,  10/22/2029 36,074
PNC Financial Services Group,
Inc.
82,000 5.671%,  10/28/2025
b
82,042
50,000 3.400%,  9/15/2026
b,j
39,651
46,000 4.758%,  1/26/2027
b
45,431
50,000 6.200%,  9/15/2027
b,j
47,042
51,000 6.250%,  3/15/2030
b,j
47,430
PRA Group, Inc.
77,000 7.375%,  9/1/2025
f
76,596
48,000 8.375%,  2/1/2028
f
48,005
PRA Group, Inc., Convertible
20,000 3.500%,  6/1/2023 19,800
Principal Life Global Funding II
62,000 1.250%,  8/16/2026
f
54,650
Prologis, LP
27,000 3.375%,  12/15/2027 25,651
Provident Financing Trust I
22,000 7.405%,  3/15/2038 21,780

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Financials (12.5%) - continued
Prudential Financial, Inc.
$ 45,000 5.125%,  3/1/2052
b
$ 39,649
38,000 6.750%,  3/1/2053
b
36,959
129,000 5.200%,  3/15/2044
b
122,550
22,000 3.700%,  10/1/2050
b
17,921
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
b,f,j
41,027
Radian Group, Inc.
97,000 4.875%,  3/15/2027 91,209
Realty Income Corporation
41,000 4.875%,  6/1/2026 40,781
63,000 3.950%,  8/15/2027 60,699
72,000 5.625%,  10/13/2032 74,764
Redwood Trust, Inc., Convertible
5,000 7.750%,  6/15/2027
f
4,328
Regions Financial Corporation
45,000 2.250%,  5/18/2025 41,396
44,000 5.750%,  6/15/2025
b,j
39,981
Reinsurance Group of America,
Inc.
57,000 4.700%,  9/15/2023 56,841
RLJ Lodging Trust, LP
49,000 3.750%,  7/1/2026
f
44,855
118,000 4.000%,  9/15/2029
f
98,544
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
95,000 3.625%,  3/1/2029
f
81,562
Royal Bank of Canada
82,000 0.750%,  10/7/2024 76,875
45,000 4.900%,  1/12/2028 45,005
38,000 5.000%,  2/1/2033 38,451
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 78,635
47,000 2.490%,  1/6/2028
b
40,635
45,000 6.499%,  3/9/2029
b
44,959
Santander UK Group Holdings plc
81,000 1.673%,  6/14/2027
b
70,500
Service Properties Trust
47,000 4.650%,  3/15/2024 45,825
31,000 4.350%,  10/1/2024 29,652
139,000 7.500%,  9/15/2025 137,158
80,000 5.500%,  12/15/2027 71,600
Simon Property Group, LP
82,000 2.650%,  7/15/2030 69,371
SLM Corporation
50,000 4.200%,  10/29/2025 45,000
Societe Generale SA
48,000 2.625%,  10/16/2024
f
45,358
49,000 1.488%,  12/14/2026
b,f
42,729
Spirit Realty, LP
93,000 2.100%,  3/15/2028 78,103
Standard Chartered plc
49,000 0.991%,  1/12/2025
b,f
47,077
60,000 6.000%,  7/26/2025
b,f,j
54,510
66,000 2.608%,  1/12/2028
b,f
58,446
State Street Corporation
42,000 4.421%,  5/13/2033
b
40,136
Sumitomo Life Insurance Company
125,000 3.375%,  4/15/2081
b,f
104,688
Sumitomo Mitsui Financial Group,
Inc.
48,000 2.448%,  9/27/2024 45,997
66,000 2.174%,  1/14/2027 59,104
Principal
Amount Long-Term Fixed Income (76.6%) Value
Financials (12.5%) - continued
$ 63,000 2.142%,  9/23/2030 $ 50,065
59,000 5.766%,  1/13/2033 61,618
Sumitomo Mitsui Trust Bank, Ltd.
41,000 1.050%,  9/12/2025
f
37,263
Summit Hotel Properties, Inc.,
Convertible
38,000 1.500%,  2/15/2026 32,517
Synchrony Financial
42,000 4.250%,  8/15/2024 39,699
24,000 7.250%,  2/2/2033 21,173
Synovus Bank
43,000 5.625%,  2/15/2028 38,592
Toronto-Dominion Bank
55,000 8.125%,  10/31/2082
b
55,825
46,000 5.156%,  1/10/2028 46,484
42,000 4.456%,  6/8/2032 40,902
Truist Bank
42,000 2.250%,  3/11/2030 34,506
Truist Financial Corporation
109,000 4.950%,  9/1/2025
b,i,j
100,747
42,000 1.887%,  6/7/2029
b
35,072
45,000 5.100%,  3/1/2030
b,j
39,400
U.S. Bancorp
62,000 5.727%,  10/21/2026
b
62,266
60,000 3.700%,  1/15/2027
b,j
46,800
59,000 4.548%,  7/22/2028
b
57,490
UDR, Inc.
94,000 3.000%,  8/15/2031 80,454
United Wholesale Mortgage, LLC
31,000 5.500%,  11/15/2025
f
29,339
78,000 5.500%,  4/15/2029
f
65,130
UnitedHealth Group, Inc.
143,000 5.250%,  2/15/2028 148,695
85,000 4.200%,  5/15/2032 83,311
USB Realty Corporation
109,000
5.977%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,j
77,935
USI, Inc./NY
40,000 6.875%,  5/1/2025
f
39,400
Ventas Realty, LP
34,000 3.750%,  5/1/2024 33,314
Wells Fargo & Company
80,000 2.406%,  10/30/2025
b
76,021
65,000 3.900%,  3/15/2026
b,j
57,376
106,000 2.188%,  4/30/2026
b
99,339
50,000
5.292%,  (LIBOR 3M +
0.500%), 1/15/2027
b
45,818
46,000 3.526%,  3/24/2028
b
43,401
99,000 3.584%,  5/22/2028
b
93,273
59,000 4.808%,  7/25/2028
b
58,260
230,000 4.478%,  4/4/2031
b
220,234
Welltower, Inc.
41,000 2.050%,  1/15/2029 34,196
63,000 2.800%,  6/1/2031 52,315
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
56,406
Willis North America, Inc.
84,000 4.500%,  9/15/2028 81,281
XHR, LP
49,000 6.375%,  8/15/2025
f
48,067
56,000 4.875%,  6/1/2029
f
47,493
Total 22,746,084

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Foreign Government (<0.1%)
NBN Company, Ltd.
$ 74,000 2.625%,  5/5/2031
f
$ 62,062
Total 62,062
Mortgage-Backed Securities (9.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
962,438 2.500%,  5/1/2051 830,799
702,026 3.500%,  5/1/2052 652,822
238,318 4.000%,  5/1/2052 229,771
1,456,389 3.500%,  6/1/2052 1,354,110
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
528,892 2.500%,  7/1/2030 500,089
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
287,551 3.500%,  5/1/2040 274,344
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,295,637 3.000%,  1/1/2052 1,164,196
88,200 2.000%,  2/1/2051 73,173
125,290 2.000%,  2/1/2051 104,079
515,878 2.500%,  2/1/2051 445,513
1,091,899 2.000%,  3/1/2051 905,359
1,268,566 3.000%,  3/1/2052 1,141,765
782,708 2.000%,  4/1/2051 648,867
594,095 2.500%,  4/1/2051 513,117
763,627 3.000%,  4/1/2051 687,474
811,534 3.000%,  5/1/2050 735,940
133,513 2.000%,  5/1/2051 110,670
428,357 3.000%,  5/1/2051 390,245
775,076 2.500%,  7/1/2051 669,161
227,541 3.500%,  8/1/2050 213,612
526,908 3.500%,  9/1/2052 492,033
385,974 4.000%,  10/1/2052 370,578
137,336 2.000%,  11/1/2051 113,736
615,576 2.000%,  12/1/2050 510,702
1,314,125 4.500%,  12/1/2052 1,298,852
500,000 5.500%,  4/1/2042
e
505,049
600,000 4.500%,  4/1/2049
e,m
587,878
200,000 5.000%,  4/1/2049
e
199,469
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
389,591 3.500%,  7/1/2061 364,424
187,268 4.000%,  12/1/2061 178,983
Total 16,266,810
Technology (3.3%)
Advanced Micro Devices, Inc.
42,000 3.924%,  6/1/2032 40,331
Akamai Technologies, Inc.,
Convertible
39,000 0.125%,  5/1/2025 39,208
74,000 0.375%,  9/1/2027 67,962
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 16,841
Apple, Inc.
125,000 2.200%,  9/11/2029 111,848
90,000 1.650%,  2/8/2031 75,307
Principal
Amount Long-Term Fixed Income (76.6%) Value
Technology (3.3%) - continued
$ 64,000 3.350%,  8/8/2032 $ 60,344
AthenaHealth Group, Inc.
145,000 6.500%,  2/15/2030
f
117,575
Black Knight InfoServ, LLC
152,000 3.625%,  9/1/2028
f
137,701
Block, Inc., Convertible
64,000 0.250%,  11/1/2027 48,960
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
63,000 3.875%,  1/15/2027 60,902
Broadcom, Inc.
46,000 4.000%,  4/15/2029
f
43,029
Cloud Software Group, Inc.
107,000 6.500%,  3/31/2029
f
94,653
CommScope Technologies
Finance, LLC
234,000 6.000%,  6/15/2025
f
220,371
CommScope, Inc.
80,000 7.125%,  7/1/2028
f,i
59,003
Dell International, LLC/EMC
Corporation
69,000 5.250%,  2/1/2028 69,671
32,000 5.300%,  10/1/2029 32,241
Euronet Worldwide, Inc.,
Convertible
83,000 0.750%,  3/15/2049 79,888
Fiserv, Inc.
68,000 2.750%,  7/1/2024 65,979
99,000 4.200%,  10/1/2028 96,054
22,000 5.600%,  3/2/2033 22,817
Gartner, Inc.
190,000 3.625%,  6/15/2029
f
169,538
115,000 3.750%,  10/1/2030
f
103,226
Global Payments, Inc.
17,000 2.650%,  2/15/2025 16,133
65,000 4.950%,  8/15/2027 64,212
42,000 3.200%,  8/15/2029 36,944
Intel Corporation
88,000 5.125%,  2/10/2030 89,624
InterDigital, Inc., Convertible
84,000 3.500%,  6/1/2027
f
93,912
Iron Mountain, Inc.
165,000 4.875%,  9/15/2027
f
155,958
120,000 5.000%,  7/15/2028
f
111,660
119,000 4.875%,  9/15/2029
f
106,947
170,000 4.500%,  2/15/2031
f
146,086
Jabil, Inc.
44,000 4.250%,  5/15/2027 42,442
Lumentum Holdings, Inc.,
Convertible
64,000 0.250%,  3/15/2024 67,072
23,000 0.500%,  6/15/2028 17,512
MACOM Technology Solutions
Holdings, Inc., Convertible
72,000 0.250%,  3/15/2026 75,708
Marvell Technology, Inc.
42,000 2.950%,  4/15/2031 35,072
Mastercard, Inc.
67,000 4.875%,  3/9/2028 69,066
46,000 2.000%,  11/18/2031 38,811
Microchip Technology, Inc.,
Convertible
76,000 0.125%,  11/15/2024 84,840

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Technology (3.3%) - continued
Moody's Corporation
$ 43,000 4.250%,  8/8/2032 $ 41,402
MSCI, Inc.
120,000 4.000%,  11/15/2029
f
109,489
NCR Corporation
145,000 5.125%,  4/15/2029
f
125,462
144,000 6.125%,  9/1/2029
f,i
142,032
NVIDIA Corporation
21,000 2.850%,  4/1/2030 19,120
NXP BV/NXP Funding, LLC
44,000 4.875%,  3/1/2024 43,670
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
21,000 2.700%,  5/1/2025 19,931
42,000 4.300%,  6/18/2029 40,336
ON Semiconductor Corporation,
Convertible
83,000 Zero Coupon,  5/1/2027 135,487
2,000 0.500%,  3/1/2029
f
2,079
Open Text Corporation
81,000 3.875%,  12/1/2029
f
68,184
175,000 4.125%,  2/15/2030
f
150,125
Oracle Corporation
43,000 6.150%,  11/9/2029 45,801
142,000 2.950%,  4/1/2030 125,379
63,000 6.250%,  11/9/2032 67,760
PayPal Holdings, Inc.
43,000 3.900%,  6/1/2027 42,250
42,000 2.850%,  10/1/2029 37,841
Progress Software Corporation,
Convertible
40,000 1.000%,  4/15/2026 43,520
PTC, Inc.
65,000 3.625%,  2/15/2025
f
62,687
85,000 4.000%,  2/15/2028
f
79,430
Rackspace Technology Global,
Inc.
125,000 5.375%,  12/1/2028
f
47,789
S&P Global, Inc.
46,000 2.900%,  3/1/2032 41,067
Salesforce.com, Inc.
116,000 1.950%,  7/15/2031 97,139
Seagate HDD Cayman
237,655 9.625%,  12/1/2032
f
266,332
Semtech Corporation, Convertible
11,000 1.625%,  11/1/2027
f
10,043
Sensata Technologies, Inc.
113,000 3.750%,  2/15/2031
f
98,875
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
40,000 4.625%,  11/1/2026
f
37,600
SS&C Technologies, Inc.
317,000 5.500%,  9/30/2027
f
307,585
Verint Systems, Inc., Convertible
44,000 0.250%,  4/15/2026 38,913
VeriSign, Inc.
85,000 4.750%,  7/15/2027 84,786
Viavi Solutions, Inc.
106,000 3.750%,  10/1/2029
f
90,648
Viavi Solutions, Inc., Convertible
24,000 1.000%,  3/1/2024 24,300
Principal
Amount Long-Term Fixed Income (76.6%) Value
Technology (3.3%) - continued
Vishay Intertechnology, Inc.,
Convertible
$ 76,000 2.250%,  6/15/2025 $ 75,436
VMware, Inc.
82,000 1.400%,  8/15/2026 72,529
61,000 2.200%,  8/15/2031 48,294
Xilinx, Inc.
24,000 2.375%,  6/1/2030 20,947
Ziff Davis, Inc., Convertible
81,000 1.750%,  11/1/2026
f
79,178
Total 5,928,894
Transportation (1.4%)
Air Transport Services Group, Inc.,
Convertible
22,000 1.125%,  10/15/2024 20,858
Allegiant Travel Company
89,000 7.250%,  8/15/2027
f
88,599
American Airlines Group, Inc.
33,000 3.750%,  3/1/2025
f,i
30,279
American Airlines, Inc.
268,000 11.750%,  7/15/2025
f
293,203
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
309,000 5.500%,  4/20/2026
f
304,091
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
95,000 5.375%,  3/1/2029
f,i
88,200
Canadian Pacific Railway
Company
89,000 1.750%,  12/2/2026 80,673
CSX Corporation
42,000 4.250%,  3/15/2029 41,478
Delta Air Lines, Inc.
62,000 7.000%,  5/1/2025
f
63,558
26,000 7.375%,  1/15/2026 27,054
91,000 4.375%,  4/19/2028 84,548
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
87,150 4.500%,  10/20/2025
f
85,685
ERAC USA Finance, LLC
59,000 3.850%,  11/15/2024
f
57,817
Hawaiian Brand Intellectual
Property, Ltd.
94,000 5.750%,  1/20/2026
f
89,239
Hertz Corporation
92,000 4.625%,  12/1/2026
f
83,306
110,000 5.000%,  12/1/2029
f
91,104
JetBlue Airways Corporation,
Convertible
70,000 0.500%,  4/1/2026 53,690
Mileage Plus Holdings, LLC
107,100 6.500%,  6/20/2027
f
106,755
Norfolk Southern Corporation
65,000 4.450%,  3/1/2033 63,208
Penske Truck Leasing Company,
LP/PTL Finance Corporation
41,000 1.200%,  11/15/2025
f
36,843
42,000 1.700%,  6/15/2026
f
37,521
Rand Parent, LLC
100,000 8.500%,  2/15/2030
f
94,000
Ryder System, Inc.
51,000 2.850%,  3/1/2027 46,891

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Transportation (1.4%) - continued
Southwest Airlines Company
$ 42,000 5.125%,  6/15/2027 $ 41,880
50,000 2.625%,  2/10/2030 42,180
Southwest Airlines Company,
Convertible
92,000 1.250%,  5/1/2025 104,512
Union Pacific Corporation
42,000 2.150%,  2/5/2027 38,887
United Airlines, Inc.
112,000 4.375%,  4/15/2026
f
107,152
96,000 4.625%,  4/15/2029
f
86,832
VistaJet Malta Finance plc/XO
Management Holding, Inc.
127,000 6.375%,  2/1/2030
f,i
113,187
XPO Escrow Sub, LLC
118,000 7.500%,  11/15/2027
f
122,720
Total 2,625,950
U.S. Government & Agencies (1.7%)
U.S. Treasury Bonds
500,000 4.000%,  11/15/2052 530,625
500,000 4.125%,  11/15/2032 525,391
2,225,000 3.375%,  8/15/2042 2,089,066
Total 3,145,082
Utilities (2.1%)
AEP Texas, Inc.
43,000 4.700%,  5/15/2032 42,026
AES Corporation
81,000 3.950%,  7/15/2030
f
72,519
Algonquin Power & Utilities
Corporation
65,000 4.750%,  1/18/2082
b
52,000
Alliant Energy Corporation,
Convertible
14,000 3.875%,  3/15/2026
f
14,468
Ameren Corporation
52,000 1.750%,  3/15/2028 45,198
American Electric Power
Company, Inc.
67,000 2.031%,  3/15/2024 64,813
42,000 2.300%,  3/1/2030 35,424
22,000 5.625%,  3/1/2033 22,756
Calpine Corporation
116,000 4.500%,  2/15/2028
f
107,604
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 32,517
62,000 1.450%,  6/1/2026 56,185
63,000 2.650%,  6/1/2031 53,332
Constellation Energy Generation,
LLC
43,000 5.800%,  3/1/2033 44,350
Dominion Energy, Inc.
34,000 3.071%,  8/15/2024 32,974
89,000 4.650%,  12/15/2024
b,j
78,190
70,000 4.350%,  1/15/2027
b,j
57,908
52,000 3.375%,  4/1/2030 47,264
DTE Energy Company
64,000 4.220%,  11/1/2024 63,279
Duke Energy Corporation
50,000 3.250%,  1/15/2082
b
37,237
24,000 4.875%,  9/16/2024
b,j
23,030
107,000 2.450%,  6/1/2030 91,186
Principal
Amount Long-Term Fixed Income (76.6%) Value
Utilities (2.1%) - continued
$ 43,000 4.500%,  8/15/2032 $ 41,572
Edison International
58,000 4.950%,  4/15/2025 57,556
145,000 5.000%,  12/15/2026
b,j
120,132
Enel Finance International NV
81,000 1.375%,  7/12/2026
f
72,117
Entergy Corporation
41,000 0.900%,  9/15/2025 36,915
42,000 1.900%,  6/15/2028 36,581
Evergy, Inc.
35,000 2.450%,  9/15/2024 33,522
Eversource Energy
73,000 4.600%,  7/1/2027 73,086
45,000 5.450%,  3/1/2028 46,630
Exelon Corporation
42,000 4.050%,  4/15/2030 40,069
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
92,770
ITC Holdings Corporation
42,000 4.950%,  9/22/2027
f
42,245
Jersey Central Power & Light
Company
86,000 2.750%,  3/1/2032
f
71,926
National Rural Utilities Cooperative
Finance Corporation
66,000 3.450%,  6/15/2025 64,260
NextEra Energy Capital Holdings,
Inc.
65,000 3.800%,  3/15/2082
b
53,625
42,000 6.051%,  3/1/2025 42,727
42,000 2.250%,  6/1/2030 35,502
NextEra Energy Operating
Partners, LP
195,000 3.875%,  10/15/2026
f
181,591
NextEra Energy Partners, LP,
Convertible
88,000 Zero Coupon,  11/15/2025
f
82,104
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,j
45,120
42,000 2.950%,  9/1/2029 37,324
NRG Energy, Inc.
53,000 2.000%,  12/2/2025
f
47,729
39,000 10.250%,  3/15/2028
b,f,j
37,269
78,000 3.375%,  2/15/2029
f
64,562
60,000 5.250%,  6/15/2029
f
55,702
NRG Energy, Inc., Convertible
65,000 2.750%,  6/1/2048 66,788
PG&E Corporation
130,000 5.000%,  7/1/2028 122,688
PPL Capital Funding, Inc.,
Convertible
17,000 2.875%,  3/15/2028
f
17,063
Public Service Enterprise Group,
Inc.
42,000 1.600%,  8/15/2030 33,601
Sempra Energy
65,000 4.125%,  4/1/2052
b
52,365
44,000 4.875%,  10/15/2025
b,j
41,209
63,000 3.400%,  2/1/2028 59,176
Southern California Edison
Company
21,000 5.950%,  11/1/2032 22,748
Southern Company
42,000 4.475%,  8/1/2024 41,487

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (76.6%) Value
Utilities (2.1%) - continued
$ 40,000 5.700%,  10/15/2032 $ 42,064
41,000 4.000%,  1/15/2051
b
37,615
92,000 3.750%,  9/15/2051
b
77,173
Southern Company, Convertible
78,000 3.875%,  12/15/2025
f
78,876
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
f
223,259
Vistra Operations Company, LLC
86,000 5.125%,  5/13/2025
f
83,809
162,000 5.000%,  7/31/2027
f
153,171
Xcel Energy, Inc.
51,000 4.000%,  6/15/2028 49,555
65,000 4.600%,  6/1/2032 63,104
Total 3,852,647
Total Long-Term Fixed Income
(cost $150,543,258) 139,397,603
Shares
Registered Investment
Companies ( 10.5% ) Value
Unaffiliated  (1.5%)
24,084 Aberdeen Asia-Pacific Income
Fund, Inc. 64,063
9,475 AllianceBernstein Global High
Income Fund, Inc. 92,097
11,614 Allspring Income Opportunities
Fund 73,517
4,471 BlackRock Core Bond Trust 48,466
10,234 BlackRock Corporate High Yield
Fund, Inc. 89,241
8,215 BlackRock Credit Allocation
Income Trust 84,532
1,520 BlackRock Debt Strategies Fund,
Inc. 14,455
8,249 BlackRock Enhanced Global
Dividend Trust 81,912
2,150 BlackRock Enhanced International
Dividend Trust 11,610
850 BlackRock Floating Rate Income
Strategies Fund, Inc. 9,945
1,499 BlackRock Income Trust, Inc. 18,872
4,866 BlackRock Multi-Sector Income
Trust 70,995
6,567 Blackstone Strategic Credit Fund
i
69,939
8,014 Eaton Vance Limited Duration
Income Fund 78,938
702 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 5,483
7,187 First Trust High Income Long/Short
Fund 81,572
2,549 Invesco Dynamic Credit
Opportunities Fund
c
26,788
10,000 iShares Preferred and Income
Securities ETF 312,200
18,525 Nuveen Credit Strategies Income
Fund 94,663
2,750 Nuveen Preferred Income
Opportunities Fund 18,095
4,300 Nuveen Quality Preferred Income
Fund II 27,778
8,300 PGIM Global High Yield Fund, Inc. 91,051
8,121 PGIM High Yield Bond Fund, Inc. 99,076
3,502 Pimco Dynamic Income Fund 63,106
Shares
Registered Investment
Companies (10.5%) Value
Unaffiliated  (1.5%)- continued
3,432 SPDR Bloomberg High Yield Bond
ETF
i
$ 318,558
912 Tri-Continental Corporation 24,214
8,050 Vanguard Short-Term Corporate
Bond ETF 613,652
3,300 Virtus Convertible & Income Fund 11,088
5,605 Virtus Dividend, Interest &
Premium Strategy Fund 65,915
1,150 Virtus Equity & Convertible Income
Fund 22,597
11,764 Voya Global Equity Dividend &
Premium Opportunity Fund 59,996
17,703 Western Asset High Income
Opportunity Fund, Inc. 67,448
Total 2,811,862
Affiliated  (9.0%)
2,166,897 Thrivent Core Emerging Markets
Debt Fund 16,468,415
Total 16,468,415
Total Registered Investment
Companies (cost $23,499,102) 19,280,277
Shares Preferred Stock ( 1.6% ) Value
Communications Services (0.2%)
6,550 AT&T, Inc., 4.750%
j
139,319
2,060 CenterPoint Energy, Inc.,
Convertible, 3.369% 78,692
860 Paramount Global, Convertible,
5.750% 25,748
3,500 Telephone and Data Systems, Inc.,
6.000%
j
49,035
Total 292,794
Consumer Non-Cyclical (0.1%)
2,165 Becton, Dickinson and Company,
Convertible, 6.000% 107,644
948 Boston Scientific Corporation,
Convertible, 5.500% 114,746
850 CHS, Inc., 7.100%
b,j
21,309
Total 243,699
Energy (0.1%)
6,153 Crestwood Equity Partners, LP,
9.250%
j
57,223
825 Energy Transfer, LP, 7.600%
b,j
19,948
1,736 Nustar Logistics, LP, 11.526%
b
43,921
131 UGI Corporation, Convertible,
7.250% 10,424
Total 131,516
Financials (1.0%)
1,750 Aegon Funding Corporation II,
5.100% 37,782
3,700 Allstate Corporation, 5.100%
j
83,139
1,000 American International Group, Inc.
5.850%
j
23,360
5,250 Bank of America Corporation,
4.250%
j
95,445
100 Bank of America Corporation,
Convertible, 7.250%
j
116,776
3,050 Capital One Financial Corporation,
5.000%
j
61,457

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.6%) Value
Financials (1.0%) - continued
4,275 Equitable Holdings, Inc., 5.250%
j
$ 93,580
70 First Horizon Bank, 5.660%
*,b,j
58,100
1,150 First Horizon Corporation, 6.500%
j
25,403
3,700 J.P. Morgan Chase & Company,
4.200%
j
73,149
4,050 J.P. Morgan Chase & Company,
4.750%
j
87,520
1,750 J.P. Morgan Chase & Company,
5.750%
j
43,593
3,050 KeyCorp, 6.200%
b,j
68,107
1,774 KKR & Company, Inc.,
Convertible, 6.000% 112,560
2,450 Morgan Stanley, 4.250%
j
46,428
3,080 Morgan Stanley, 5.850%
b,j
76,322
3,700 Morgan Stanley, 7.125%
b,j
92,870
2,000 Public Storage, 3.950%
j
36,180
3,200 Public Storage, 4.125%
j
59,392
668 Public Storage, 4.625%
j
13,961
175 Public Storage, 4.700%
j
3,775
800 Regions Financial Corporation,
5.700%
b,j
17,136
425 Synovus Financial Corporation,
5.875%
b,j
9,223
2,650 Truist Financial Corporation,
4.750%
j
56,154
2,400 U.S. Bancorp, 4.000%
i,j
44,640
3,500 Wells Fargo & Company, 4.250%
j
60,200
241 Wells Fargo & Company,
Convertible, 7.500%
j
283,476
Total 1,779,728
Utilities (0.2%)
1,251 AES Corporation, Convertible,
6.875% 111,977
1,211 American Electric Power
Company, Inc., Convertible,
6.125% 60,974
5,025 CMS Energy Corporation, 4.200%
j
99,746
2,136 NextEra Energy, Inc., Convertible,
6.926% 99,004
207 NiSource, Inc., Convertible,
7.750% 21,623
3,525 Southern Company, 4.950% 79,665
Total 472,989
Total Preferred Stock
(cost $3,294,058) 2,920,726
Shares
Collateral Held for Securities
Loaned ( 1.6% ) Value
2,839,075 Thrivent Cash Management Trust 2,839,075
Total Collateral Held for
Securities Loaned
(cost $2,839,075) 2,839,075
Shares Common Stock ( 0.3% ) Value
Communications Services (<0.1%)
98 Paramount Global 2,187
306 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
n
2,652
Total 4,839
Consumer Discretionary (0.1%)
1,435 Bloomin' Brands, Inc. 36,808
23 Booking Holdings, Inc.
n
61,005
Shares Common Stock (0.3%) Value
Consumer Discretionary (0.1%) - continued
251 Under Armour, Inc., Class C
n
$ 2,141
Total 99,954
Energy (<0.1%)
2,357 Permian Resources Corporation 24,748
220 Pioneer Natural Resources
Company 44,933
Total 69,681
Financials (<0.1%)
800 BlackRock TCP Capital
Corporation 8,240
258 Encore Capital Group, Inc.
n
13,016
249 FS KKR Capital Corporation 4,606
785 Golub Capital BDC, Inc. 10,645
Total 36,507
Health Care (<0.1%)
90 BioMarin Pharmaceutical, Inc.
n
8,752
4 Illumina, Inc.
n
930
Total 9,682
Industrials (0.1%)
464 Chart Industries, Inc.
n
58,186
461 FTI Consulting, Inc.
n
90,978
78 Kaman Corporation 1,783
248 KBR, Inc. 13,653
420 Uber Technologies, Inc.
n
13,314
Total 177,914
Information Technology (0.1%)
722 Microchip Technology, Inc. 60,489
252 ON Semiconductor Corporation
n
20,745
177 Western Digital Corporation
n
6,667
Total 87,901
Materials (<0.1%)
357 Allegheny Technologies, Inc.
n
14,087
Total 14,087
Real Estate (<0.1%)
199 Kite Realty Group Trust 4,163
Total 4,163
Utilities (<0.1%)
1,351 NiSource, Inc. 37,774
Total 37,774
Total Common Stock
(cost $500,156) 542,502
Shares or
Principal
Amount Short-Term Investments ( 3.4% ) Value
Federal Home Loan Bank Discount
Notes
100,000 4.725%, 5/10/2023
o,p
99,533
100,000 4.650%, 5/15/2023
o,p
99,470
Thrivent Core Short-Term Reserve
Fund
570,919 5.190% 5,709,196

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (3.4%) Value
U.S. Treasury Bills
100,000 4.646%, 5/11/2023
o,q
$ 99,509
100,000 4.685%, 5/18/2023
o,q
99,415
Total Short-Term Investments
(cost $6,103,399) 6,107,123
Total Investments (cost
$201,014,507) 101.8% $185,227,094
Other Assets and Liabilities, Net
(1.8%) (3,363,558)
Total Net Assets 100.0% $ 181,863,536
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $67,383,533 or 37.1% of
total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2023.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Defaulted security.  Interest is not being accrued.
m All or a portion of the security was earmarked to cover
written options.
n Non-income producing security.
o The interest rate shown reflects the yield.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Portfolio as of March 31, 2023
was $58,100 or 0.03% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of March 31, 2023.
Security
Acquisition
Date Cost
First Horizon Bank, 5.660%,
3/5/2019 6/21/2017 $ 53,690
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of March 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 2,427,916
Common Stock 338,093
Total lending $2,766,009
Gross amount payable upon return of
collateral for securities loaned $2,839,075
Net amounts due to counterparty $73,066
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 576,052 – 526,181 49,871
Capital Goods 1,223,396 – 1,121,091 102,305
Communications Services 1,959,754 – 1,802,465 157,289
Consumer Cyclical 2,674,435 – 2,674,435 –
Consumer Non-Cyclical 1,870,192 – 1,821,916 48,276
Energy 366,319 – 366,319 –
Financials 1,122,233 – 1,122,233 –
Technology 3,273,565 – 3,273,565 –
Transportation 957,520 – 957,520 –
Utilities 116,322 – 116,322 –
Long-Term Fixed Income
Asset-Backed Securities 20,194,067 – 20,194,067 –
Basic Materials 3,447,221 – 3,447,221 –
Capital Goods 7,519,990 – 7,519,990 –
Collateralized Mortgage Obligations 11,944,816 – 11,944,816 –
Commercial Mortgage-Backed Securities 1,348,545 – 1,147,155 201,390
Communications Services 9,145,952 – 9,145,952 –
Consumer Cyclical 11,782,942 – 11,782,942 –
Consumer Non-Cyclical 10,159,783 – 10,159,783 –
Energy 9,226,758 – 9,226,758 –
Financials 22,746,084 – 22,746,084 –
Foreign Government 62,062 – 62,062 –
Mortgage-Backed Securities 16,266,810 – 16,266,810 –
Technology 5,928,894 – 5,928,894 –
Transportation 2,625,950 – 2,625,950 –
U.S. Government & Agencies 3,145,082 – 3,145,082 –
Utilities 3,852,647 – 3,852,647 –
Preferred Stock
Communications Services 292,794 214,102 78,692 –
Consumer Non-Cyclical 243,699 243,699 – –
Energy 131,516 131,516 – –
Financials 1,779,728 1,721,628 58,100 –
Utilities 472,989 472,989 – –
Registered Investment Companies
Unaffiliated 2,811,862 2,785,074 – 26,788
Common Stock
Communications Services 4,839 2,187 2,652 –
Consumer Discretionary 99,954 99,954 – –
Energy 69,681 69,681 – –
Financials 36,507 36,507 – –
Health Care 9,682 9,682 – –
Industrials 177,914 177,914 – –
Information Technology 87,901 87,901 – –
Materials 14,087 14,087 – –
Real Estate 4,163 4,163 – –
Utilities 37,774 37,774 – –
Short-Term Investments 397,927 – 397,927 –
Subtotal Investments in Securities $160,210,408 $6,108,858 $153,515,631 $585,919
Other Investments  * Total
Affiliated Registered Investment Companies 16,468,415
Affiliated Short-Term Investments 5,709,196
Collateral Held for Securities Loaned 2,839,075
Subtotal Other Investments $25,016,686
Total Investments at Value $185,227,094
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Counterparty:
MSC
-
Morgan Stanley & Company
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 232,935 232,935 – –
Total Asset Derivatives $232,935 $232,935 $– $–
Liability Derivatives
Futures Contracts 92,357 92,357 – –
Call Options Written 42 – – 42
Credit Default Swaps 19,010 – 19,010 –
Total Liability Derivatives $111,409 $92,357 $19,010 $42
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling
$199,003 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 2 June 2023 $ 223,443 $ 6,401
CME Ultra Long Term U.S. Treasury Bond 25 June 2023 3,381,901 146,224
Ultra 10-Yr. U.S. Treasury Note 20 June 2023 2,342,503 80,310
Total Futures Long Contracts $ 5,947,847 $ 232,935
CBOT 5-Yr. U.S. Treasury Note (41) June 2023 ( $ 4,397,463) ( $ 92,357)
Total Futures Short Contracts ( $ 4,397,463) ($92,357)
Total Futures Contracts $ 1,550,384 $140,578
The following table presents Opportunity Income Plus Portfolio's options contracts held as of March 31, 2023.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.33) $ 99.75 April 2023 (1,298,229) ( $ 42) $ 4,202
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($42) $4,202
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Opportunity Income Plus Portfolio's swaps contracts held as of March 31, 2023. Investments totaling $198,924 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 1,465,000 $ – ( $ 19,010) ( $ 19,010)
Total Credit Default Swaps $– ($19,010) ($ 19,010)
1 As the buyer of protection, Opportunity Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt $21,761 $262 $5,800 $16,468 2,167 9.0%
Total Affiliated Registered Investment
Companies 21,761 16,468 9.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% 14,386 18,047 26,724 5,709 571 3.2
Total Affiliated Short-Term Investments 14,386 5,709 3.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,347 9,622 8,130 2,839 2,839 1.6
Total Collateral Held for Securities Loaned 1,347 2,839 1.6
Total Value $37,494 $25,016
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,485) $1,730 $ – $263
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% 1 (1) – 105
Total Income/Non Income Cash from Affiliated
Investments $368
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total Value ($1,484) $1,729 $ –

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 93.1% ) Value
Bermuda (0.5%)
2,383 Credicorp, Ltd. $ 315,485
Total 315,485
Brazil (4.7%)
346,228 B3 SA - Brasil Bolsa Balcao 705,647
290,329 Banco Bradesco SA ADR 760,662
159,278 Raia Drogasil SA 766,465
126,001 Rumo SA 468,608
70,387 WEG SA 562,435
Total 3,263,817
Cayman Islands (19.7%)
258,400 Alibaba Group Holding, Ltd.
a
3,272,764
389,200 Budweiser Brewing Company
APAC, Ltd.
b
1,184,463
190,000 China Resources Land, Ltd. 865,228
48,559 JD.com, Inc. 1,060,344
44,400 Li Auto, Inc
a
555,269
53,600 Meituan
a,b
972,423
91,700 Tencent Holdings, Ltd. 4,481,317
115,000 WuXi Biologics (Cayman), Inc.
a,b
708,626
139,000 Zhongsheng Group Holdings, Ltd. 684,906
Total 13,785,340
Chile (0.5%)
4,283 Sociedad Quimica y Minera de
Chile SA ADR 347,180
Total 347,180
China (11.0%)
240,800 China International Capital
Corporation, Ltd.
b
483,126
22,699 China International Travel Service
Corporation, Ltd. 606,156
16,400 China Tourism Group Duty Free
Corporation, Ltd.
b
404,775
77,438 Foshan Haitian Flavouring and
Food Company, Ltd. 862,418
4,295 Kweichow Moutai Company, Ltd. 1,134,565
117,272 LONGi Green Energy Technology
Company, Ltd. 690,063
150,125 Midea Group Company, Ltd. 1,174,692
183,688 NARI Technology Company, Ltd. 724,234
23,000 Shenzhen Mindray Bio-Medical
Electronics Company, Ltd. 1,043,559
158,500 Yonyou Network Technology
Company, Ltd. 581,159
Total 7,704,747
France (1.9%)
22,339 TotalEnergies SE 1,317,196
Total 1,317,196
Hong Kong (3.7%)
161,600 AIA Group, Ltd. 1,694,757
20,030 Hong Kong Exchanges & Clearing,
Ltd. 887,825
Total 2,582,582
India (14.9%)
39,782 Hindustan Unilever, Ltd. 1,242,364
86,633 Housing Development Finance
Corporation 2,778,153
53,787 Kotak Mahindra Bank, Ltd. 1,136,888
Shares Common Stock (93.1%) Value
India (14.9%) - continued
6,677 Maruti Suzuki India, Ltd. $ 675,236
424,622 Power Grid Corporation of India,
Ltd. 1,169,019
111,951 SBI Life Insurance Company, Ltd.
b
1,501,916
24,948 Tata Consultancy Services, Ltd. 977,908
10,261 UltraTech Cement, Ltd. 953,489
Total 10,434,973
Indonesia (3.8%)
1,238,100 Bank Central Asia Tbk PT 724,343
3,686,996 Bank Rakyat Indonesia Persero
Tbk PT 1,168,235
2,913,600 PT Telkom Indonesia (Persero) Tbk 791,168
Total 2,683,746
Luxembourg (0.7%)
3,057 Globant SA
a
501,379
Total 501,379
Mexico (5.3%)
14,351 Fomento Economico Mexicano SAB
de CV ADR 1,366,072
25,524 Grupo Aeroportuario del Sureste,
SAB de CV 780,734
185,410 Grupo Financiero Banorte SAB de
CV ADR 1,561,066
Total 3,707,872
Netherlands (2.3%)
2,121 ASM International NV 860,919
1,115 ASML Holding NV 759,818
Total 1,620,737
Russian Federation (<0.1%)
22,154 LUKOIL PJSC
c
0
78,093 NovaTek PJSC
c,d
0
136,926 Sberbank of Russia PJSC
a,c
0
Total 0
South Africa (2.6%)
12,857 Anglo American Platinum, Ltd. 690,185
261,813 Sanlam, Ltd. 828,891
38,058 Vodacom Group 260,859
Total 1,779,935
South Korea (4.5%)
3,144 LG Chem, Ltd. 1,726,666
57,136 Samsung Engineering Company,
Ltd.
a
1,396,357
Total 3,123,023
Taiwan (11.8%)
74,000 Delta Electronics, Inc. 734,201
320,000 Hon Hai Precision Industry
Company, Ltd. 1,095,358
30,000 MediaTek, Inc. 777,784
323,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 5,669,198
Total 8,276,541
Thailand (2.1%)
205,500 Kasikornbank Public Company,
Ltd. 797,354

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.1%) Value
Thailand (2.1%) - continued
159,500 PTT Exploration & Production pcl $ 700,894
Total 1,498,248
United Kingdom (0.8%)
35,648 Mondi plc 565,315
Total 565,315
United States (2.3%)
621 MercadoLibre, Inc.
a
818,515
9,992 Southern Copper Corporation 761,890
Total 1,580,405
Total Common Stock
(cost $58,382,012) 65,088,521
Shares Preferred Stock ( 5.4% )
South Korea (5.4%)
91,689 Samsung Electronics Company,
Ltd. 3,815,602
Total 3,815,602
Total Preferred Stock
(cost $844,087) 3,815,602
Shares Short-Term Investments ( 1.9% )
Thrivent Core Short-Term Reserve
Fund
133,771 5.190% 1,337,706
Total Short-Term Investments
(cost $1,337,706) 1,337,706
Total Investments (cost
$60,563,805) 100.4% $70,241,829
Other Assets and Liabilities,
Net (0.4%) (295,659)
Total Net Assets 100.0% $69,946,170
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2023, the value of these investments was $5,255,329 or 7.5% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner
Emerging Markets Equity Portfolio as discussed in the Notes to Schedule of Investments.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Level 3 securities' fair value is calculated by a vendor or by using vendor data following the established policies and procedures of the reporting entity. Inputs used in valuation include an international fair value factor. Unobservable inputs were weighted by the relative fair value of the instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Partner Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,533,344 – 5,533,344 –
Consumer Discretionary 10,225,080 818,515 9,406,565 –
Consumer Staples 6,556,347 1,366,072 5,190,275 –
Energy^ 2,018,090 – 2,018,090 0
Financials^ 15,344,348 1,076,147 14,268,201 0
Health Care 1,752,185 – 1,752,185 –
Industrials 3,932,368 – 3,932,368 –
Information Technology 12,647,787 501,379 12,146,408 –
Materials 5,044,725 1,109,070 3,935,655 –
Real Estate 865,228 – 865,228 –
Utilities 1,169,019 – 1,169,019 –
Preferred Stock
Information Technology 3,815,602 – 3,815,602 –
Subtotal Investments in Securities $68,904,123 $4,871,183 $64,032,940 $0
Other Investments  * Total
Affiliated Short-Term Investments 1,337,706
Subtotal Other Investments $1,337,706
Total Investments at Value $70,241,829
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Investments in Securities
Beginning
Value
12/31/2022
Realized
Gain/
(Loss)^
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
3/31/2023
Common Stock
Financials $732,949  - (149,089)          149,089 - - 732,949 0
Total  $732,949 $-  ($149,089)  $149,089 $-  $- $732,949 $0

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets
Equity Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $753 $3,417 $2,832 $1,338 134 1.9%
Total Affiliated Short-Term Investments 753 1,338 1.9
Total Value $753 $1,338
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $14
Total Income/Non Income Cash from Affiliated
Investments $14
Total Value $– $– $ –

Partner Healthcare Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96 .7% ) Value
Biotechnology (22.1%)
52,608 AbbVie, Inc. $ 8,384,137
15,628 Alkermes plc
a
440,553
7,622 Alnylam Pharmaceuticals, Inc.
a
1,526,839
32,304 Amgen, Inc. 7,809,492
6,495 Apellis Pharmaceuticals, Inc.
a
428,410
22,375 Arcutis Biotherapeutics, Inc.
a
246,125
3,474 Argenx SE ADR
a
1,294,343
10,295 Biogen, Inc.
a
2,862,319
16,835 BioMarin Pharmaceutical, Inc.
a
1,637,035
8,343 Biomea Fusion, Inc.
a
258,716
4,875 BioNTech SE ADR 607,279
12,750 Blueprint Medicines Corporation
a
573,623
8,933 Cerevel Therapeutics Holdings
a
217,876
9,851 CureVac NV
a
68,661
13,043 Decibel Therapeutics, Inc.
a
39,390
7,165 Design Therapeutics, Inc.
a
41,342
1,605 Enanta Pharmaceuticals, Inc.
a
64,906
7,908 Exact Sciences Corporation
a
536,242
13,520 Frequency Therapeutics, Inc.
a
6,801
1,269 Genmab AS
a
479,689
8,464 Genmab AS ADR
a
319,601
82,142 Gilead Sciences, Inc. 6,815,322
3,614 Horizon Therapeutics plc
a
394,432
7,361 Immuneering Corporation
a
71,475
5,022 Immunocore Holdings plc ADR
a
248,288
15,872 Incyte Corporation
a
1,147,069
9,080 Ionis Pharmaceuticals, Inc.
a
324,519
5,840 IVERIC bio, Inc.
a
142,087
885 Karuna Therapeutics, Inc.
a
160,751
1,525 Krystal Biotech, Inc.
a
122,092
6,933 Legend Biotech Corporation ADR
a
334,309
7,320 Mirati Therapeutics, Inc.
a
272,158
13,767 Moderna, Inc.
a
2,114,336
14,609 Monte Rosa Therapeutics, Inc.
a
113,804
3,415 Morphic Holding, Inc.
a
128,541
11,037 Neurocrine Biosciences, Inc.
a
1,117,165
5,514 Nuvalent, Inc.
a
143,860
9,352 PMV Pharmaceuticals, Inc.
a
44,609
11,216 Prime Medicine, Inc.
a
137,957
3,371 Prometheus Biosciences, Inc.
a
361,776
9,285 Protagonist Therapeutics, Inc.
a
213,555
4,245 Prothena Corporation plc
a
205,755
3,060 PTC Therapeutics, Inc.
a
148,226
8,507 Regeneron Pharmaceuticals, Inc.
a
6,989,947
9,317 Revolution Medicines, Inc.
a
201,806
23,307 Rhythm Pharmaceuticals, Inc.
a
415,797
8,379 Rocket Pharmaceuticals, Inc.
a
143,532
10,535 Sage Therapeutics, Inc.
a
442,049
8,940 Sarepta Therapeutics, Inc.
a
1,232,200
10,256 Seagen, Inc.
a
2,076,532
12,792 Tenaya Therapeutics, Inc.
a
36,457
15,222 TScan Therapeutics, Inc.
a
31,966
3,015 Ultragenyx Pharmaceutical, Inc.
a
120,902
22,415 Vertex Pharmaceuticals, Inc.
a
7,062,294
8,075 Viking Therapeutics, Inc.
a
134,449
Total 61,493,396
Health Care Distributors (3.1%)
27,267 AmerisourceBergen Corporation 4,365,720
12,002 McKesson Corporation 4,273,312
Total 8,639,032
Health Care Equipment (22.9%)
61,879 Abbott Laboratories 6,265,868
7,266 ABIOMED, Inc., CVR
a,b
6,670
Shares Common Stock (96.7%) Value
Health Care Equipment (22.9%) - continued
53,225 Baxter International, Inc. $ 2,158,806
17,165 Becton, Dickinson and Company 4,249,024
206,043 Boston Scientific Corporation
a
10,308,331
25,533 Dexcom, Inc.
a
2,966,424
17,846 Edwards Lifesciences Corporation
a
1,476,400
10,210 Envista Holdings Corporation
a
417,385
32,630 GE HealthCare Technologies, Inc.
a
2,676,639
2,370 Glaukos Corporation
a
118,737
5,315 Hologic, Inc.
a
428,920
3,455 IDEXX Laboratories, Inc.
a
1,727,776
4,093 Insulet Corporation
a
1,305,503
27,121 Intuitive Surgical, Inc.
a
6,928,602
1,115 iRhythm Technologies, Inc.
a
138,293
4,280 Masimo Corporation
a
789,831
66,493 Medtronic plc 5,360,666
13,375 Novocure, Ltd.
a
804,372
3,382 Omnicell, Inc.
a
198,422
7,296 Orchestra BioMed Holdings, Inc.
a
142,783
10,495 Penumbra, Inc.
a
2,924,852
6,971 ResMed, Inc. 1,526,579
4,600 STERIS plc 879,888
31,433 Stryker Corporation 8,973,179
7,170 Zimmer Biomet Holdings, Inc. 926,364
Total 63,700,314
Health Care Facilities (0.8%)
7,457 Encompass Health Corporation 403,423
6,982 HCA Healthcare, Inc. 1,841,014
Total 2,244,437
Health Care Services (1.7%)
19,809 Agiliti, Inc.
a
316,548
2,241 CareMax, Inc., Warrants (Expires
07/16/2025)
a
1,139
6,327 Cigna Group 1,616,738
5,968 Guardant Health, Inc.
a
139,890
19,318 Quest Diagnostics, Inc. 2,733,111
Total 4,807,426
Health Care Supplies (2.4%)
42,901 Alcon, Inc. 3,026,237
1,835 Align Technology, Inc.
a
613,147
37,985 Bausch + Lomb Corporation
a
661,319
6,257 Cooper Companies, Inc. 2,336,113
Total 6,636,816
Life Sciences Tools & Services (13.4%)
4,665 10X Genomics, Inc.
a
260,260
12,304 Agilent Technologies, Inc. 1,702,135
38,704 Avantor, Inc.
a
818,203
37,122 Danaher Corporation 9,356,229
4,000 ICON plc
a
854,360
6,015 Illumina, Inc.
a
1,398,788
12,478 IQVIA Holding, Inc.
a
2,481,749
515 Mettler-Toledo International, Inc.
a
788,058
8,560 Nautilus Biotechnology, Inc.
a
23,711
15,102 Qiagen NV
a
693,635
10,426 Rapid Micro Biosystems, Inc.
a
13,658
3,910 Repligen Corporation
a
658,288
24,054 Thermo Fisher Scientific, Inc. 13,864,004
5,900 Waters Corporation
a
1,826,817
7,350 West Pharmaceutical Services,
Inc. 2,546,555
Total 37,286,450

Partner Healthcare Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a
Shares Common Stock (96.7%) Value
Managed Health Care (9.5%)
14,207 Centene Corporation
a
$ 898,024
6,059 Elevance Health, Inc. 2,785,989
4,370 Humana, Inc. 2,121,460
43,903 UnitedHealth Group, Inc. 20,748,119
Total 26,553,592
Pharmaceuticals (20.8%)
7,310 Arvinas, Inc.
a
199,709
19,592 AstraZeneca plc 2,714,542
12,178 AstraZeneca plc ADR 845,275
19,133 Bristol-Myers Squibb Company 1,326,108
9,760 Catalent, Inc.
a
641,330
50,500 Daiichi Sankyo Company, Ltd. 1,842,121
46,517 Eli Lilly and Company 15,974,868
48,491 Johnson & Johnson 7,516,105
112,609 Merck & Company, Inc. 11,980,472
12,630 Novo Nordisk AS 2,005,914
2,146 Nuvation Bio, Inc., Warrants
(Expires 07/07/2027)
a
258
98,804 Pfizer, Inc. 4,031,203
6,093 Pliant Therapeutics, Inc.
a
162,074
3,193 Roche Holding AG, Participation
Certificates 912,376
11,948 Sanofi 1,296,109
6,363 Structure Therapeutics, Inc. ADR
a
151,376
38,126 Zoetis, Inc. 6,345,691
Total 57,945,531
Total Common Stock
(cost $204,100,475) 269,306,994
Shares Short-Term Investments ( 3 .3% ) Value
Thrivent Core Short-Term Reserve
Fund
929,844 5.190% 9,298,436
Total Short-Term Investments
(cost $9,295,931) 9,298,436
Total Investments (cost
$213,396,406) 100.0% $ 278,605,430
Other Assets and Liabilities, Net
<0.1% 34,582
Total Net Assets 100.0% $ 278,640,012
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Partner Healthcare Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Partner Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 61,493,396 61,013,707 479,689 –
Health Care Distributors 8,639,032 8,639,032 – –
Health Care Equipment 63,700,314 63,693,644 – 6,670
Health Care Facilities 2,244,437 2,244,437 – –
Health Care Services 4,807,426 4,807,426 – –
Health Care Supplies 6,636,816 6,636,816 – –
Life Sciences Tools & Services 37,286,450 37,286,450 – –
Managed Health Care 26,553,592 26,553,592 – –
Pharmaceuticals 57,945,531 49,174,469 8,771,062 –
Subtotal Investments in Securities $ 269,306,994 $ 260,049,573 $ 9,250,751 $ 6,670
Other Investments  * Total
Affiliated Short-Term Investments 9,298,436
Subtotal Other Investments $ 9,298,436
Total Investments at Value $ 278,605,430
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $ 9,908 $ 16,294 $ 16,904 $ 9,298 930 3.3%
Total Affiliated Short-Term Investments 9,908 9,298 3.3
Total Value $ 9,908 $ 9,298
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $ 98
Total Income/Non Income Cash from Affiliated
Investments $ 98
Total Value $– $– $ –

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.8% ) Value
Data Center REITs (6.5%)
28,257 Digital Realty Trust, Inc. $ 2,777,946
10,711 Equinix, Inc. 7,723,059
Total 10,501,005
Diversified REITs (3.2%)
9,354 American Assets Trust, Inc. 173,891
57,627 Essential Properties Realty Trust,
Inc. 1,432,031
47,029 WP Carey, Inc. 3,642,396
Total 5,248,318
Health Care REITs (6.2%)
96,247 Healthpeak Properties, Inc. 2,114,547
76,824 Ventas, Inc. 3,330,320
63,948 Welltower, Inc. 4,584,432
Total 10,029,299
Hotel & Resort REITs (4.2%)
64,412 Apple Hospitality REIT, Inc. 999,674
59,399 DiamondRock Hospitality
Company 482,914
67,844 Host Hotels & Resorts, Inc. 1,118,748
78,038 Pebblebrook Hotel Trust 1,095,654
39,554 RLJ Lodging Trust 419,272
9,256 Ryman Hospitality Properties 830,541
38,907 Service Properties Trust 387,514
33,847 Sunstone Hotel Investors, Inc. 334,408
91,493 Xenia Hotels & Resorts, Inc. 1,197,643
Total 6,866,368
Industrial REITs (14.7%)
4,751 EastGroup Properties, Inc. 785,435
44,632 LXP Industrial Trust 460,156
125,171 Prologis, Inc. 15,617,586
44,956 Rexford Industrial Realty, Inc. 2,681,625
62,486 STAG Industrial, Inc. 2,113,277
33,372 Terreno Realty Corporation 2,155,831
Total 23,813,910
Multi-Family Residential REITs (12.6%)
28,612 Apartment Income REIT
Corporation 1,024,596
27,179 AvalonBay Communities, Inc. 4,567,703
24,028 Camden Property Trust 2,519,095
69,877 Equity Residential 4,192,620
10,927 Essex Property Trust, Inc. 2,285,273
18,575 Mid-America Apartment
Communities, Inc. 2,805,568
72,235 UDR, Inc. 2,965,969
Total 20,360,824
Office REITs (2.5%)
30,598 Alexandria Real Estate Equities,
Inc. 3,842,803
1,270 Boston Properties, Inc. 68,733
14,944 Vornado Realty Trust 229,689
Total 4,141,225
Other Specialized REITs (6.2%)
40,644 EPR Properties 1,548,536
35,971 Four Corners Property Trust, Inc. 966,181
15,967 Gaming and Leisure Properties,
Inc. 831,242
33,486 Gladstone Land Corporation 557,542
Shares Common Stock (98.8%) Value
Other Specialized REITs (6.2%) - continued
52,381 Iron Mountain, Inc. $ 2,771,479
4,410 Lamar Advertising Company 440,515
70,779 Uniti Group, Inc. 251,265
81,740 VICI Properties, Inc. 2,666,359
Total 10,033,119
Retail REITs (14.4%)
36,552 Agree Realty Corporation 2,507,833
21,853 Federal Realty Investment Trust 2,159,732
7,270 Getty Realty Corporation 261,938
27,897 Kimco Realty Corporation 544,829
40,808 Kite Realty Group Trust 853,703
56,339 National Retail Properties, Inc. 2,487,367
83,735 NetSTREIT Corporation 1,530,676
17,321 Phillips Edison and Company, Inc. 565,011
75,460 Realty Income Corporation 4,778,127
25,830 Regency Centers Corporation 1,580,279
77,828 Retail Opportunity Investments
Corporation 1,086,479
42,063 Simon Property Group, Inc. 4,709,794
22,040 SITE Centers Corporation 270,651
Total 23,336,419
Self-Storage REITs (9.6%)
55,992 CubeSmart 2,587,950
24,275 Extra Space Storage, Inc. 3,955,126
11,299 Life Storage, Inc. 1,481,186
25,137 Public Storage, Inc. 7,594,893
Total 15,619,155
Single-Family Residential REITs (3.2%)
3,873 American Homes 4 Rent 121,806
4,270 Equity Lifestyle Properties, Inc. 286,645
116,073 Invitation Homes, Inc. 3,624,960
8,632 Sun Communities, Inc. 1,216,076
Total 5,249,487
Telecom Tower REITs (13.9%)
56,570 American Tower Corporation 11,559,514
50,262 Crown Castle, Inc. 6,727,066
16,056 SBA Communications Corporation 4,191,740
Total 22,478,320
Timber REITs (1.6%)
84,362 Weyerhaeuser Company 2,541,827
Total 2,541,827
Total Common Stock
(cost $122,379,092) 160,219,276
Shares or
Principal
Amount Short-Term Investments ( 1.0% ) Value
Federal Home Loan Bank Discount
Notes
100,000 4.650%, 5/15/2023
a,b
99,470

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (1.0%) Value
Thrivent Core Short-Term Reserve
Fund
145,133 5.190% $ 1,451,333
Total Short-Term Investments
(cost $1,550,765) 1,550,803
Total Investments (cost
$123,929,857) 99.8% $161,770,079
Other Assets and Liabilities, Net
0.2% 303,342
Total Net Assets 100.0% $162,073,421
a The interest rate shown reflects the yield.
b All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Data Center REITs 10,501,005 10,501,005 – –
Diversified REITs 5,248,318 5,248,318 – –
Health Care REITs 10,029,299 10,029,299 – –
Hotel & Resort REITs 6,866,368 6,866,368 – –
Industrial REITs 23,813,910 23,813,910 – –
Multi-Family Residential REITs 20,360,824 20,360,824 – –
Office REITs 4,141,225 4,141,225 – –
Other Specialized REITs 10,033,119 10,033,119 – –
Retail REITs 23,336,419 23,336,419 – –
Self-Storage REITs 15,619,155 15,619,155 – –
Single-Family Residential REITs 5,249,487 5,249,487 – –
Telecom Tower REITs 22,478,320 22,478,320 – –
Timber REITs 2,541,827 2,541,827 – –
Short-Term Investments 99,470 – 99,470 –
Subtotal Investments in Securities $160,318,746 $160,219,276 $99,470 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,451,333
Subtotal Other Investments $1,451,333
Total Investments at Value $161,770,079
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 52,946 52,946 – –
Total Asset Derivatives $52,946 $52,946 $– $–

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Real Estate Securities Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling
$99,470 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 58 June 2023 $ 1,147,001 $ 52,946
Total Futures Long Contracts $ 1,147,001 $ 52,946
Total Futures Contracts $ 1,147,001 $52,946
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $418 $5,314 $4,281 $1,451 145 0.9%
Total Affiliated Short-Term Investments 418 1,451 0.9
Total Value $418 $1,451
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $11
Total Income/Non Income Cash from Affiliated
Investments $11
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.4% ) Value
Communications Services (2.2%)
68,925 QuinStreet, Inc.
a
$ 1,093,840
15,926 Ziff Davis, Inc.
a
1,243,024
Total 2,336,864
Consumer Discretionary (12.4%)
98,844 Clarus Corporation 934,076
38,575 Cooper-Standard Holdings, Inc.
a
549,308
162,259 Everi Holdings, Inc.
a
2,782,742
7,102 Five Below, Inc.
a
1,462,799
4,109 Lithia Motors, Inc. 940,673
17,687 Papa John's International, Inc. 1,325,287
18,268 Planet Fitness, Inc.
a
1,418,876
25,097 Skyline Champion Corporation
a
1,888,047
70,641 ThredUp, Inc.
a
178,722
7,675 Wingstop, Inc. 1,408,976
Total 12,889,506
Consumer Staples (5.1%)
17,814 Celsius Holdings, Inc.
a
1,655,633
33,211 e.l.f. Beauty, Inc.
a
2,734,926
42,876 Turning Point Brands, Inc. 900,396
Total 5,290,955
Energy (2.7%)
18,298 Matador Resources Company 871,900
27,085 Talos Energy, Inc.
a
401,941
111,550 TechnipFMC plc
a
1,522,658
Total 2,796,499
Financials (9.7%)
45,609 Columbia Banking System, Inc. 976,945
14,921 Hamilton Lane, Inc. 1,103,856
16,993 Houlihan Lokey, Inc. 1,486,717
5,548 Kinsale Capital Group, Inc. 1,665,232
12,304 RLI Corporation 1,635,325
19,735 Seacoast Banking Corporation of
Florida 467,719
28,861 Triumph Financial, Inc.
a
1,675,670
29,131 Western Alliance Bancorp
b
1,035,316
Total 10,046,780
Health Care (18.8%)
68,799 Agiliti, Inc.
a,b
1,099,408
2,624 Argenx SE ADR
a
977,650
4,916 Ascendis Pharma AS ADR
a
527,093
13,893 Axonics, Inc.
a
758,002
24,161 BioLife Solutions, Inc.
a
525,502
30,197 Enovis Corporation
a
1,615,238
18,701 Halozyme Therapeutics, Inc.
a
714,191
8,406 Immunocore Holdings plc ADR
a
415,593
20,376 Inari Medical, Inc.
a
1,258,014
8,915 Inspire Medical Systems, Inc.
a
2,086,734
18,665 Lantheus Holdings, Inc.
a
1,540,982
76,452 Maravai LifeSciences Holdings,
Inc.
a
1,071,093
13,277 Natera, Inc.
a
737,139
59,161 Progyny, Inc.
a
1,900,251
7,871 Repligen Corporation
a
1,325,162
5,579 Sarepta Therapeutics, Inc.
a
768,954
30,532 Silk Road Medical, Inc.
a
1,194,717
13,180 Travere Therapeutics, Inc.
a
296,418
19,439 Vericel Corporation
a
569,951
Shares Common Stock (97.4%) Value
Health Care (18.8%) - continued
24,087 Vor BioPharma, Inc.
a,b
$ 129,588
Total 19,511,680
Industrials (19.0%)
16,972 ASGN, Inc.
a
1,403,075
43,559 Badger Infrastructure Solutions,
Ltd. 1,053,280
10,340 Chart Industries, Inc.
a
1,296,636
30,388 Driven Brands Holdings, Inc.
a
921,060
117,574 First Advantage Corporation
a
1,641,333
12,513 Forward Air Corporation 1,348,401
11,794 Lincoln Electric Holdings, Inc. 1,994,365
12,540 Mercury Systems, Inc.
a
641,045
10,853 Middleby Corporation
a
1,591,158
11,601 Regal Rexnord Corporation 1,632,609
18,013 Ritchie Brothers Auctioneers, Inc. 1,013,952
4,076 Saia, Inc.
a
1,108,998
78,073 Sun Country Airlines Holdings,
Inc.
a
1,600,497
41,432 WillScot Mobile Mini Holdings
Corporation
a
1,942,332
34,996 Xometry, Inc.
a,b
523,890
Total 19,712,631
Information Technology (20.2%)
35,123 Calix, Inc.
a
1,882,242
25,020 Cognex Corporation 1,239,741
13,421 Descartes Systems Group, Inc.
a
1,081,867
6,717 Dolby Laboratories, Inc. 573,766
6,524 Endava plc ADR
a
438,282
18,282 Five9, Inc.
a
1,321,606
89,885 Grid Dynamics Holdings, Inc.
a
1,030,082
29,075 Lattice Semiconductor
Corporation
a
2,776,662
1,017 Monolithic Power Systems, Inc. 509,049
14,904 Nova, Ltd.
a,b
1,557,021
5,626 SiTime Corporation
a
800,186
43,906 Sprout Social, Inc.
a
2,672,997
98,315 TTM Technologies, Inc.
a
1,326,269
5,050 Universal Display Corporation 783,407
28,605 Workiva, Inc.
a
2,929,438
Total 20,922,615
Materials (3.2%)
25,802 Compass Minerals International,
Inc. 884,750
181,047 Ranpak Holdings Corporation
a
945,065
50,175 Summit Materials, Inc.
a
1,429,486
1,049 Tronox Holdings plc 15,085
Total 3,274,386
Real Estate (3.5%)
97,762 Cushman and Wakefield plc
a
1,030,411
6,431 FirstService Corporation 906,707
43,544 Pebblebrook Hotel Trust 611,358
18,452 Rexford Industrial Realty, Inc. 1,100,662
Total 3,649,138

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.4%) Value
Utilities (0.6%)
10,665 Black Hills Corporation $ 672,962
Total 672,962
Total Common Stock
(cost $90,821,061) 101,104,016
Shares
Collateral Held for Securities
Loaned ( 2.7% ) Value
2,804,325 Thrivent Cash Management Trust 2,804,325
Total Collateral Held for
Securities Loaned
(cost $2,804,325) 2,804,325
Shares Short-Term Investments ( 3.2% ) Value
Thrivent Core Short-Term Reserve
Fund
331,919 5.190% 3,319,190
Total Short-Term Investments
(cost $3,319,190) 3,319,190
Total Investments (cost
$96,944,576) 103.3% $107,227,531
Other Assets and Liabilities, Net
(3.3%) (3,467,427)
Total Net Assets 100.0% $103,760,104
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of March 31, 2023:
Securities Lending Transactions
Common Stock $ 2,765,074
Total lending $2,765,074
Gross amount payable upon return of
collateral for securities loaned $2,804,325
Net amounts due to counterparty $39,251
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,336,864 2,336,864 – –
Consumer Discretionary 12,889,506 12,889,506 – –
Consumer Staples 5,290,955 5,290,955 – –
Energy 2,796,499 2,796,499 – –
Financials 10,046,780 10,046,780 – –
Health Care 19,511,680 19,511,680 – –
Industrials 19,712,631 18,659,351 1,053,280 –
Information Technology 20,922,615 20,922,615 – –
Materials 3,274,386 3,274,386 – –
Real Estate 3,649,138 3,649,138 – –
Utilities 672,962 672,962 – –
Subtotal Investments in Securities $101,104,016 $100,050,736 $1,053,280 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,319,190
Collateral Held for Securities Loaned 2,804,325
Subtotal Other Investments $6,123,515
Total Investments at Value $107,227,531
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $3,189 $8,974 $8,844 $3,319 332 3.2%
Total Affiliated Short-Term Investments 3,189 3,319 3.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,088 5,004 3,288 2,804 2,804 2.7
Total Collateral Held for Securities Loaned 1,088 2,804 2.7
Total Value $4,277 $6,123
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $25
Total Income/Non Income Cash from Affiliated
Investments $25
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $ –

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.1% ) Value
Communications Services (2.2%)
27,780 AMC Networks, Inc.
a
$ 488,373
10,623 ATN International, Inc. 434,693
61,391 Cars.com, Inc.
a
1,184,846
106,215 Cinemark Holdings, Inc.
a
1,570,920
42,345 Cogent Communications Holdings 2,698,224
73,190 Consolidated Communications
Holdings, Inc.
a
188,830
57,442 E.W. Scripps Company
a
540,529
144,779 Gannett Company, Inc.
a
270,737
64,324 Gogo, Inc.
a
932,698
913,176 Lumen Technologies, Inc. 2,419,916
24,178 Marcus Corporation 386,848
50,123 QuinStreet, Inc.
a
795,452
29,328 Scholastic Corporation 1,003,604
49,648 Shenandoah Telecommunications
Company 944,305
23,790 Shutterstock, Inc. 1,727,154
26,461 TechTarget, Inc.
a
955,771
98,914 Telephone and Data Systems, Inc. 1,039,586
30,407 Thryv Holdings, Inc.
a
701,186
69,076 Yelp, Inc.
a
2,120,633
Total 20,404,305
Consumer Discretionary (13.8%)
30,503 Aaron's Company, Inc. 294,659
48,562 Abercrombie & Fitch Company
a
1,347,595
77,443 Academy Sports and Outdoors,
Inc. 5,053,156
45,043 Adtalem Global Education, Inc.
a
1,739,561
113,525 American Axle & Manufacturing
Holdings, Inc.
a
886,630
172,721 American Eagle Outfitters, Inc. 2,321,370
5,744 America's Car-Mart, Inc.
a
454,982
21,934 Asbury Automotive Group, Inc.
a
4,606,140
28,699 Big Lots, Inc.
b
314,541
23,182 BJ's Restaurants, Inc.
a
675,523
87,005 Bloomin' Brands, Inc. 2,231,678
29,547 Boot Barn Holdings, Inc.
a
2,264,482
43,667 Brinker International, Inc.
a
1,659,346
29,289 Buckle, Inc. 1,045,324
35,296 Caleres, Inc. 763,452
8,013 Cavco Industries, Inc.
a
2,546,051
28,024 Century Communities, Inc. 1,791,294
47,391 Cheesecake Factory, Inc.
b
1,661,055
123,945 Chico's FAS, Inc.
a
681,697
12,118 Children's Place, Inc.
a
487,750
17,834 Chuy's Holdings, Inc.
a
639,349
22,001 Cracker Barrel Old Country Store,
Inc. 2,499,314
41,635 Dave & Buster's Entertainment,
Inc.
a
1,531,752
49,858 Designer Brands, Inc. 435,759
15,537 Dine Brands Global, Inc. 1,050,923
28,023 Dorman Products, Inc.
a
2,417,264
19,460 El Pollo Loco Holdings, Inc. 186,621
22,608 Ethan Allen Interiors, Inc. 620,816
80,761 Frontdoor, Inc.
a
2,251,617
11,872 Genesco, Inc.
a
437,839
32,900 Gentherm, Inc.
a
1,987,818
42,356 G-III Apparel Group, Ltd.
a
658,636
21,752 Golden Entertainment, Inc.
a
946,430
26,918 Green Brick Partners, Inc.
a
943,745
14,450 Group 1 Automotive, Inc. 3,271,769
30,217 Guess ?, Inc.
b
588,023
346,222 Hanesbrands, Inc. 1,821,128
Shares Common Stock (98.1%) Value
Consumer Discretionary (13.8%) - continued
13,110 Haverty Furniture Companies, Inc. $ 418,340
12,614 Hibbet, Inc. 743,974
23,244 Installed Building Products, Inc. 2,650,513
26,985 iRobot Corporation
a,b
1,177,625
20,413 Jack in the Box, Inc. 1,787,975
48,921 Kontoor Brands, Inc. 2,367,287
42,748 La-Z-Boy, Inc. 1,243,112
25,201 LCI Industries 2,768,834
147,428 Leslie's, Inc.
a
1,623,182
20,311 LGI Homes, Inc.
a
2,316,063
57,547 M.D.C. Holdings, Inc. 2,236,852
27,183 M/I Homes, Inc.
a
1,714,975
21,658 MarineMax, Inc.
a
622,668
36,242 Meritage Homes Corporation 4,231,616
78,586 Mister Car Wash, Inc.
a
677,411
13,154 Monarch Casino & Resort, Inc. 975,369
31,114 Monro, Inc. 1,537,965
15,565 Movado Group, Inc. 447,805
78,203 National Vision Holdings, Inc.
a
1,473,345
39,951 ODP Corporation
a
1,796,996
14,690 Oxford Industries, Inc. 1,551,117
21,337 Patrick Industries, Inc. 1,468,199
66,566 Perdoceo Education Corporation
a
893,981
20,895 PetMed Express, Inc. 339,335
30,038 Ruth's Hospitality Group, Inc. 493,224
325,410 Sabre Corporation
a
1,396,009
106,364 Sally Beauty Holdings, Inc.
a
1,657,151
36,981 Shake Shack, Inc.
a
2,052,076
16,692 Shoe Carnival, Inc. 428,150
45,029 Signet Jewelers, Ltd. 3,502,356
73,345 Six Flags Entertainment
Corporation
a
1,959,045
21,803 Sleep Number Corporation
a
663,029
16,543 Sonic Automotive, Inc. 898,947
126,204 Sonos, Inc.
a
2,476,122
18,597 Standard Motor Products, Inc. 686,415
72,552 Steven Madden, Ltd. 2,611,872
22,053 Strategic Education, Inc. 1,981,021
40,586 Stride, Inc.
a
1,593,001
17,508 Sturm, Ruger & Company, Inc. 1,005,660
100,007 Tri Pointe Homes, Inc.
a
2,532,177
49,653 Upbound Group, Inc. 1,216,995
59,376 Urban Outfitters, Inc.
a
1,645,903
56,075 Vista Outdoor, Inc.
a
1,553,838
30,268 Winnebago Industries, Inc. 1,746,464
78,047 Wolverine World Wide, Inc. 1,330,701
19,431 XPEL, Inc.
a
1,320,336
15,453 Zumiez, Inc.
a
284,953
Total 127,215,073
Consumer Staples (5.3%)
30,848 Andersons, Inc. 1,274,639
71,024 B&G Foods, Inc. 1,103,003
17,573 Calavo Growers, Inc. 505,575
37,611 Cal-Maine Foods, Inc. 2,290,134
9,577 Central Garden & Pet Company
a
393,232
40,796 Central Garden & Pet Company,
Class A
a
1,593,900
33,754 Chefs' Warehouse, Inc.
a
1,149,324
50,175 e.l.f. Beauty, Inc.
a
4,131,911
50,955 Edgewell Personal Care Company 2,161,511
30,347 Fresh Del Monte Produce, Inc. 913,748
88,613 Hain Celestial Group, Inc.
a
1,519,713
132,684 Hostess Brands, Inc.
a
3,301,178
17,690 Inter Parfums, Inc. 2,516,226

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Consumer Staples (5.3%) - continued
14,864 J & J Snack Foods Corporation $ 2,203,142
8,877 John B. Sanfilippo & Son, Inc. 860,359
10,829 Medifast, Inc. 1,122,642
15,257 MGP Ingredients, Inc. 1,475,657
23,129 National Beverage Corporation
a
1,219,361
48,976 Nu Skin Enterprises, Inc. 1,925,247
24,925 PriceSmart, Inc. 1,781,639
5,252 Seneca Foods Corporation
a
274,522
83,807 Simply Good Foods Company
a
3,333,004
34,958 SpartanNash Company 866,958
17,552 Tootsie Roll Industries, Inc. 788,260
545 Tootsie Roll Industries, Inc., Bonus
Shares
a,c
24,476
50,020 TreeHouse Foods, Inc.
a
2,522,509
59,294 United Natural Foods, Inc.
a
1,562,397
24,334 Universal Corporation 1,287,025
11,039 USANA Health Sciences, Inc.
a
694,353
130,394 Vector Group, Ltd. 1,566,032
13,466 WD-40 Company 2,397,621
Total 48,759,298
Energy (4.5%)
132,624 Archrock, Inc. 1,295,736
23,322 Bristow Group, Inc.
a
522,413
50,676 Callon Petroleum Company
a
1,694,605
51,451 Civitas Resources, Inc. 3,516,161
90,755 Comstock Resources, Inc.
b
979,246
32,369 CONSOL Energy, Inc. 1,886,142
46,215 Core Laboratories NV 1,019,041
28,892 CVR Energy, Inc. 947,080
18,387 DMC Global, Inc.
a
403,962
31,591 Dorian LPG, Ltd. 629,925
33,615 Dril-Quip, Inc.
a
964,414
58,759 Green Plains, Inc.
a
1,820,941
141,429 Helix Energy Solutions Group, Inc.
a
1,094,660
103,549 Helmerich & Payne, Inc. 3,701,877
8,902 Nabors Industries, Ltd.
a
1,085,243
158,160 NexTier Oilfield Solutions, Inc.
a
1,257,372
73,503 Northern Oil and Gas, Inc. 2,230,816
99,359 Oceaneering International, Inc.
a
1,751,699
63,328 Oil States International, Inc.
a
527,522
54,994 Par Pacific Holdings, Inc.
a
1,605,825
214,874 Patterson-UTI Energy, Inc. 2,514,026
95,361 ProPetro Holding Corporation
a
685,646
18,949 Ranger Oil Corporation, Class A 773,877
15,166 REX American Resources
Corporation
a
433,596
82,462 RPC, Inc. 634,133
121,692 SM Energy Company 3,426,847
64,644 Talos Energy, Inc.
a
959,317
75,029 U.S. Silica Holdings, Inc.
a
895,846
16,663 Vital Energy, Inc.
a
758,833
61,363 World Fuel Services Corporation 1,567,825
Total 41,584,626
Financials (16.2%)
44,567 Ambac Financial Group, Inc.
a
689,897
68,795 American Equity Investment Life
Holding Company 2,510,330
64,605 Ameris Bancorp 2,363,251
18,984 AMERISAFE, Inc. 929,267
128,797 Apollo Commercial Real Estate
Finance, Inc. 1,199,100
161,448 ARMOUR Residential REIT, Inc. 847,602
59,419 Assured Guaranty, Ltd. 2,986,993
Shares Common Stock (98.1%) Value
Financials (16.2%) - continued
74,041 Atlantic Union Bankshares
Corporation $ 2,595,137
39,453 Avantax, Inc.
a,b
1,038,403
52,921 Axos Financial, Inc.
a
1,953,843
15,862 B. Riley Financial, Inc.
b
450,322
54,397 Banc of California, Inc. 681,594
17,268 BancFirst Corporation 1,434,971
55,190 Bancorp, Inc.
a
1,537,042
74,995 BankUnited, Inc. 1,693,387
33,887 Banner Corporation 1,842,436
43,962 Berkshire Hills Bancorp, Inc. 1,101,688
49,405 Bread Financial Holdings, Inc. 1,497,960
32,028 BrightSphere Investment Group 755,220
86,990 Brookline Bancorp, Inc. 913,395
125,477 Capitol Federal Financial, Inc. 844,460
26,782 Central Pacific Financial
Corporation 479,398
14,723 City Holding Company 1,338,026
53,254 Community Bank System, Inc. 2,795,303
30,158 Customers Bancorp, Inc.
a
558,526
130,249 CVB Financial Corporation 2,172,553
32,110 Dime Community Bancshares, Inc. 729,539
24,805 Donnelley Financial Solutions, Inc.
a
1,013,532
31,065 Eagle Bancorp, Inc. 1,039,746
62,652 Ellington Financial, Inc. 764,981
26,953 Employers Holdings, Inc. 1,123,671
23,176 Encore Capital Group, Inc.
a
1,169,229
30,940 Enova International, Inc.
a
1,374,664
64,616 EVERTEC, Inc. 2,180,790
52,208 EZCORP, Inc.
a
448,989
34,738 FB Financial Corporation 1,079,657
181,067 First BanCorp/Puerto Rico 2,067,785
40,351 First Bancorp/Southern Pines, NC 1,433,268
101,926 First Commonwealth Financial
Corporation 1,266,940
93,988 First Financial Bancorp 2,046,119
126,218 First Hawaiian, Inc. 2,603,877
81,739 Franklin BSP Realty Trust, Inc. 975,146
490,948 Genworth Financial, Inc.
a
2,464,559
46,366 Green Dot Corporation
a
796,568
30,212 Hanmi Financial Corporation 561,037
6,732 HCI Group, Inc.
b
360,835
34,792 Heritage Financial Corporation 744,549
45,514 Hilltop Holdings, Inc. 1,350,400
17,634 HomeStreet, Inc. 317,236
118,421 Hope Bancorp, Inc. 1,162,894
40,536 Horace Mann Educators
Corporation 1,357,145
45,232 Independent Bank Corporation 2,968,124
35,106 Independent Bank Group, Inc. 1,627,163
35,181 Invesco Mortgage Capital, Inc. 390,157
37,123 James River Group Holdings, Ltd. 766,590
57,518 KKR Real Estate Finance Trust,
Inc. 655,130
25,121 Lakeland Financial Corporation 1,573,579
10,770 LendingTree, Inc.
a
287,128
26,339 Mercury General Corporation 836,000
68,677 Mr. Cooper Group, Inc.
a
2,813,697
37,271 National Bank Holdings
Corporation 1,247,088
42,455 NBT Bancorp, Inc. 1,431,158
91,932 New York Mortgage Trust, Inc. 915,643
82,830 NMI Holdings, Inc.
a
1,849,594
41,374 Northfield Bancorp, Inc. 487,386
125,887 Northwest Bancshares, Inc. 1,514,421
47,153 OFG Bancorp 1,175,996

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Financials (16.2%) - continued
94,168 Pacific Premier Bancorp, Inc. $ 2,261,915
25,006 Palomar Holdings, Inc.
a
1,380,331
14,345 Park National Corporation 1,700,887
27,313 Pathward Financial, Inc. 1,133,216
197,817 Payoneer Global, Inc.
a
1,242,291
88,129 PennyMac Mortgage Investment
Trust 1,086,631
13,577 Piper Sandler Companies 1,881,908
38,627 PRA Group, Inc.
a
1,504,908
13,090 Preferred Bank/Los Angeles, CA 717,463
53,479 ProAssurance Corporation 988,292
49,583 PROG Holdings, Inc.
a
1,179,580
74,599 Provident Financial Services, Inc. 1,430,809
155,645 Radian Group, Inc. 3,439,755
97,473 Ready Capital Corporation 991,300
112,465 Redwood Trust, Inc. 758,014
55,450 Renasant Corporation 1,695,661
38,650 S&T Bancorp, Inc. 1,215,543
14,606 Safety Insurance Group, Inc. 1,088,439
82,893 Seacoast Banking Corporation of
Florida 1,964,564
48,455 ServisFirst Bancshares, Inc. 2,647,097
125,905 Simmons First National
Corporation 2,202,078
84,184 SiriusPoint, Ltd.
a
684,416
29,700 Southside Bancshares, Inc. 986,040
13,165 Star Holdings
a
228,939
44,607 Stellar Bancorp, Inc. 1,097,778
26,886 Stewart Information Services
Corporation 1,084,850
17,394 StoneX Group, Inc.
a
1,800,801
12,439 Tompkins Financial Corporation 823,586
22,408 Triumph Financial, Inc.
a
1,301,009
34,844 Trupanion, Inc.
a,b
1,494,459
18,853 TrustCo Bank Corporation NY 602,165
60,430 Trustmark Corporation 1,492,621
95,681 Two Harbors Investment
Corporation 1,407,468
113,908 United Community Banks, Inc. 3,203,093
21,475 United Fire Group, Inc. 570,161
27,215 Universal Insurance Holdings, Inc. 495,857
53,544 Veritex Holdings, Inc. 977,713
6,737 Virtus Investment Partners, Inc. 1,282,657
30,425 Walker & Dunlop, Inc. 2,317,472
64,827 Washington Federal, Inc. 1,952,589
26,671 Westamerica Bancorporation 1,181,525
110,352 WisdomTree, Inc. 646,663
3,315 World Acceptance Corporation
a
276,106
61,058 WSFS Financial Corporation 2,296,391
Total 148,897,155
Health Care (10.7%)
76,107 AdaptHealth Corporation
a
946,010
15,965 Addus HomeCare Corporation
a
1,704,423
33,035 Agiliti, Inc.
a
527,899
42,947 AMN Healthcare Services, Inc.
a
3,562,883
37,359 Amphastar Pharmaceuticals, Inc.
a
1,400,962
38,782 AngioDynamics, Inc.
a
401,006
12,108 ANI Pharmaceuticals, Inc.
a
480,930
14,479 Anika Therapeutics, Inc.
a
415,837
38,974 Apollo Medical Holdings, Inc.
a
1,421,382
51,665 Arcus Biosciences, Inc.
a
942,370
39,967 Artivion, Inc.
a
523,568
46,080 Avanos Medical, Inc.
a
1,370,419
61,749 Avid Bioservices, Inc.
a
1,158,411
Shares Common Stock (98.1%) Value
Health Care (10.7%) - continued
33,905 BioLife Solutions, Inc.
a
$ 737,434
44,731 Cara Therapeutics, Inc.
a
219,629
41,582 Cardiovascular Systems, Inc.
a
825,818
94,885 Catalyst Pharmaceuticals, Inc.
a
1,573,193
104,437 Certara, Inc.
a
2,517,976
63,970 Coherus Biosciences, Inc.
a
437,555
33,270 Collegium Pharmaceutical, Inc.
a
798,147
124,157 Community Health Systems, Inc.
a
608,369
14,100 Computer Programs and Systems,
Inc.
a
425,820
30,208 CONMED Corporation 3,137,403
94,948 Corcept Therapeutics, Inc.
a,b
2,056,574
9,013 CorVel Corporation
a
1,714,994
35,112 Cross Country Healthcare, Inc.
a
783,700
17,689 Cutera, Inc.
a
417,814
93,781 Cytokinetics, Inc.
a
3,300,153
117,588 Dynavax Technologies
Corporation
a
1,153,538
10,319 Eagle Pharmaceuticals, Inc.
a
292,750
56,694 Embecta Corporation 1,594,235
44,001 Emergent Biosolutions, Inc.
a
455,850
19,456 Enanta Pharmaceuticals, Inc.
a
786,801
49,172 Enhabit, Inc.
a
683,982
55,231 Ensign Group, Inc. 5,276,770
19,546 Fulgent Genetics, Inc.
a
610,226
47,274 Glaukos Corporation
a
2,368,427
29,392 Harmony Biosciences Holdings,
Inc.
a
959,649
23,936 HealthStream, Inc.
a
648,666
10,085 Heska Corporation
a
984,498
62,240 Innoviva, Inc.
a
700,200
22,715 Inogen, Inc.
a
283,483
32,833 Integer Holdings Corporation
a
2,544,557
132,254 Ironwood Pharmaceuticals, Inc.
a
1,391,312
24,326 iTeos Therapeutics, Inc.
a
331,077
19,187 LeMaitre Vascular, Inc. 987,555
15,905 Ligand Pharmaceuticals, Inc.
a
1,169,972
56,407 Merit Medical Systems, Inc.
a
4,171,298
4,980 Mesa Laboratories, Inc. 870,155
12,610 ModivCare, Inc.
a
1,060,249
80,306 Myriad Genetics, Inc.
a
1,865,508
186,265 Nektar Therapeutics
a
130,926
125,168 NeoGenomics, Inc.
a
2,179,175
52,997 NextGen Healthcare, Inc.
a
922,678
51,665 NuVasive, Inc.
a
2,134,281
6,287 OmniAb, Inc., 12.5 Earnout
Share
a,c
1
6,287 OmniAb, Inc., 15.0 Earnout
Share
a,c
1
71,969 OraSure Technologies, Inc.
a
435,412
33,877 Orthofix Medical, Inc.
a
567,440
75,549 Owens & Minor, Inc.
a
1,099,238
45,470 Pacira Pharmaceuticals, Inc.
a
1,855,631
81,190 Pediatrix Medical Group, Inc.
a
1,210,543
20,155 Phibro Animal Health Corporation 308,775
49,241 Prestige Consumer Healthcare,
Inc.
a
3,083,964
48,319 RadNet, Inc.
a
1,209,425
37,327 REGENXBIO, Inc.
a
705,854
103,191 Select Medical Holdings
Corporation 2,667,487
15,916 Simulations Plus, Inc. 699,349
53,572 Supernus Pharmaceuticals, Inc.
a
1,940,913
63,721 Tandem Diabetes Care, Inc.
a
2,587,710
12,885 U.S. Physical Therapy, Inc. 1,261,570
40,827 uniQure NV
a
822,256

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Health Care (10.7%) - continued
56,275 Vanda Pharmaceuticals, Inc.
a
$ 382,107
39,740 Varex Imaging Corporation
a
722,871
108,278 Veradigm Inc.
a
1,413,028
46,799 Vericel Corporation
a
1,372,147
75,194 Vir Biotechnology, Inc.
a
1,749,764
59,385 Xencor, Inc.
a
1,656,248
21,528 Zynex, Inc.
a,b
258,336
Total 98,978,567
Industrials (17.2%)
129,983 3D Systems Corporation
a
1,393,418
41,650 AAON, Inc. 4,027,138
32,438 AAR Corporation
a
1,769,493
65,503 ABM Industries, Inc. 2,943,705
75,130 Aerojet Rocketdyne Holdings, Inc.
a
4,220,052
24,931 AeroVironment, Inc.
a
2,285,175
10,198 Alamo Group, Inc. 1,878,064
30,821 Albany International Corporation 2,754,165
15,499 Allegiant Travel Company
a
1,425,598
16,473 American Woodmark Corporation
a
857,749
22,014 Apogee Enterprises, Inc. 952,105
38,253 Applied Industrial Technologies,
Inc. 5,436,899
24,011 ArcBest Corporation 2,219,097
47,919 Arcosa, Inc. 3,024,168
22,508 Astec Industries, Inc. 928,455
24,671 AZZ, Inc. 1,017,432
50,115 Barnes Group, Inc. 2,018,632
39,093 Boise Cascade Company 2,472,632
45,786 Brady Corporation 2,460,082
20,180 CIRCOR International, Inc.
a
628,002
35,440 Comfort Systems USA, Inc. 5,172,822
113,955 CoreCivic, Inc.
a
1,048,386
29,808 CSG Systems International, Inc. 1,600,690
42,748 Deluxe Corporation 683,968
15,621 DXP Enterprises, Inc.
a
420,517
29,291 Dycom Industries, Inc.
a
2,743,102
18,178 Encore Wire Corporation 3,368,929
56,461 Enerpac Tool Group Corporation 1,439,755
20,616 EnPro Industries, Inc. 2,141,796
25,573 ESCO Technologies, Inc. 2,440,943
60,092 Federal Signal Corporation 3,257,587
11,140 Forrester Research, Inc.
a
360,379
26,351 Forward Air Corporation 2,839,584
38,558 Franklin Electric Company, Inc. 3,628,308
123,034 GEO Group, Inc.
a
970,738
30,693 Gibraltar Industries, Inc.
a
1,488,611
41,248 GMS, Inc.
a
2,387,847
43,337 Granite Construction, Inc. 1,780,284
32,488 Greenbrier Companies, Inc. 1,045,139
47,038 Griffon Corporation 1,505,686
78,761 Harsco Corporation
a
537,938
50,949 Hawaiian Holdings, Inc.
a
466,693
73,422 Healthcare Services Group, Inc. 1,018,363
46,182 Heartland Express, Inc. 735,217
19,683 Heidrick & Struggles International,
Inc. 597,576
68,773 Hillenbrand, Inc. 3,268,781
40,992 HNI Corporation 1,141,217
32,361 Hub Group, Inc.
a
2,716,382
19,276 Insteel Industries, Inc. 536,258
57,647 Interface, Inc. 468,094
31,572 John Bean Technologies
Corporation 3,450,504
27,767 Kaman Corporation 634,754
Shares Common Stock (98.1%) Value
Industrials (17.2%) - continued
107,929 KAR Auction Services, Inc.
a
$ 1,476,469
34,280 Kelly Services, Inc. 568,705
79,803 Kennametal, Inc. 2,200,967
52,236 Korn Ferry 2,702,691
10,908 Lindsay Corporation 1,648,526
23,780 Liquidity Services, Inc.
a
313,183
57,074 Marten Transport, Ltd. 1,195,700
127,091 Masterbrand, Inc.
a,b
1,021,812
37,441 Matson, Inc. 2,234,104
30,147 Matthews International Corporation 1,087,101
74,908 MillerKnoll, Inc. 1,531,869
28,458 Moog, Inc. 2,867,144
56,354 Mueller Industries, Inc. 4,140,892
16,452 MYR Group, Inc.
a
2,073,117
5,038 National Presto Industries, Inc. 363,189
109,448 NOW, Inc.
a
1,220,345
12,336 NV5 Global, Inc.
a
1,282,574
59,459 PGT Innovations, Inc.
a
1,493,015
160,369 Pitney Bowes, Inc. 623,835
9,031 Powell Industries, Inc. 384,630
26,873 Proto Labs, Inc.
a
890,840
32,936 Quanex Building Products
Corporation 709,112
144,533 Resideo Technologies, Inc.
a
2,642,063
31,665 Resources Connection, Inc. 540,205
115,354 RXO, Inc.
a
2,265,553
50,143 SkyWest, Inc.
a
1,111,670
44,781 SPX Technologies, Inc.
a
3,160,643
11,837 Standex International Corporation 1,449,322
32,281 Sun Country Airlines Holdings,
Inc.
a
661,761
18,429 Tennant Company 1,262,939
50,446 Titan International, Inc.
a
528,674
80,671 Trinity Industries, Inc. 1,965,146
64,427 Triumph Group, Inc.
a
746,709
32,425 TrueBlue, Inc.
a
577,165
18,718 TTEC Holdings, Inc. 696,871
14,962 UniFirst Corporation/MA 2,636,753
13,362 Veritiv Corporation 1,805,741
138,132 Verra Mobility Corporation
a
2,337,193
20,484 Viad Corporation
a
426,887
47,248 Wabash National Corporation 1,161,828
Total 158,615,852
Information Technology (13.2%)
112,032 8x8, Inc.
a
467,173
63,576 A10 Networks, Inc. 984,792
104,115 Adeia, Inc. 922,459
70,032 Adtran Holdings, Inc. 1,110,708
37,047 Advanced Energy Industries, Inc. 3,630,606
19,736 Agilysys, Inc.
a
1,628,417
49,462 Alarm.com Holdings, Inc.
a
2,486,949
22,180 Alpha and Omega Semiconductor,
Ltd.
a
597,751
87,677 Arlo Technologies, Inc.
a
531,323
32,907 Avid Technology, Inc.
a
1,052,366
32,480 Axcelis Technologies, Inc.
a
4,327,960
29,006 Badger Meter, Inc. 3,533,511
34,860 Benchmark Electronics, Inc. 825,833
39,865 Cerence, Inc.
a
1,119,808
22,980 CEVA, Inc.
a
699,281
12,519 Clearfield, Inc.
a
583,135
47,202 Cohu, Inc.
a
1,812,085
27,525 Comtech Telecommunications
Corporation 343,512

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Information Technology (13.2%) - continued
17,488 Consensus Cloud Solutions, Inc.
a
$ 596,166
39,852 Corsair Gaming, Inc.
a,b
731,284
31,594 CTS Corporation 1,562,639
35,423 Digi International, Inc.
a
1,193,047
89,458 Digital Turbine, Inc.
a
1,105,701
45,078 Diodes, Inc.
a
4,181,435
86,598 DoubleVerify Holdings, Inc.
a
2,610,930
23,276 Ebix, Inc. 307,010
26,666 ePlus, Inc.
a
1,307,701
128,021 Extreme Networks, Inc.
a
2,447,762
36,280 Fabrinet
a
4,308,613
18,611 FARO Technologies, Inc.
a
458,017
76,333 FormFactor, Inc.
a
2,431,206
108,884 Harmonic, Inc.
a
1,588,618
28,603 Ichor Holdings, Ltd.
a
936,462
30,031 Insight Enterprises, Inc.
a
4,293,232
26,681 InterDigital, Inc. 1,945,045
44,772 Itron, Inc.
a
2,482,607
90,413 Knowles Corporation
a
1,537,021
56,179 Kulicke and Soffa Industries, Inc. 2,960,071
69,425 LivePerson, Inc.
a
306,164
64,133 LiveRamp Holding, Inc.
a
1,406,437
71,795 MaxLinear, Inc.
a
2,527,902
35,768 Methode Electronics, Inc. 1,569,500
66,253 N-able, Inc.
a
874,540
28,639 NETGEAR, Inc.
a
530,108
66,808 NetScout Systems, Inc.
a
1,914,049
34,982 OneSpan, Inc.
a
612,185
49,072 Onto Innovation, Inc.
a
4,312,447
15,532 OSI Systems, Inc.
a
1,589,856
11,202 PC Connection, Inc. 503,642
29,267 PDF Solutions, Inc.
a
1,240,921
34,317 Perficient, Inc.
a
2,477,344
61,183 Photronics, Inc.
a
1,014,414
27,453 Plexus Corporation
a
2,678,589
42,955 Progress Software Corporation 2,467,765
106,516 Rambus, Inc.
a
5,460,010
18,643 Rogers Corporation
a
3,046,825
57,834 Sanmina Corporation
a
3,527,296
25,121 ScanSource, Inc.
a
764,683
63,264 Semtech Corporation
a
1,527,193
48,762 SMART Global Holdings, Inc.
a
840,657
35,718 SPS Commerce, Inc.
a
5,439,851
101,288 TTM Technologies, Inc.
a
1,366,375
45,088 Ultra Clean Holdings, Inc.
a
1,495,118
50,963 Veeco Instruments, Inc.
a
1,076,848
75,687 ViaSat, Inc.
a
2,561,248
222,758 Viavi Solutions, Inc.
a
2,412,469
41,646 Xperi, Inc.
a
455,191
Total 121,641,863
Materials (5.7%)
27,319 AdvanSix, Inc. 1,045,498
128,255 Allegheny Technologies, Inc.
a
5,060,942
27,557 American Vanguard Corporation 602,947
100,573 Arconic Corporation
a
2,638,030
31,846 Balchem Corporation 4,027,882
48,073 Carpenter Technology Corporation 2,151,748
50,695 Century Aluminum Company
a
506,950
16,611 Clearwater Paper Corporation
a
555,140
33,806 Compass Minerals International,
Inc. 1,159,208
25,588 FutureFuel Corporation 188,839
53,225 H.B. Fuller Company 3,643,251
18,777 Hawkins, Inc. 822,057
Shares Common Stock (98.1%) Value
Materials (5.7%) - continued
12,504 Haynes International, Inc. $ 626,325
24,542 Innospec, Inc. 2,519,727
15,798 Kaiser Aluminum Corporation 1,179,005
20,710 Koppers Holdings, Inc. 724,229
177,762 Livent Corporation
a
3,860,991
20,344 Materion Corporation 2,359,904
54,449 Mativ, Inc. 1,169,020
39,999 Mercer International, Inc. 390,990
32,158 Minerals Technologies, Inc. 1,942,986
36,169 Myers Industries, Inc. 775,102
152,972 O-I Glass, Inc.
a
3,473,994
9,486 Olympic Steel, Inc. 495,264
13,506 Quaker Chemical Corporation 2,673,513
63,396 Rayonier Advanced Materials,
Inc.
a
397,493
20,927 Stepan Company 2,156,109
82,661 SunCoke Energy, Inc. 742,296
31,663 Sylvamo Corporation 1,464,730
39,222 TimkenSteel Corporation
a
719,331
24,935 Tredegar Corporation 227,657
34,660 Trinseo plc 722,661
51,190 Warrior Met Coal, Inc. 1,879,185
Total 52,903,004
Real Estate (7.1%)
94,104 Acadia Realty Trust 1,312,751
71,848 Alexander & Baldwin, Inc. 1,358,646
51,748 American Assets Trust, Inc. 961,995
108,496 Anywhere Real Estate, Inc.
a
572,859
67,121 Armada Hoffler Properties, Inc. 792,699
170,028 Brandywine Realty Trust 804,233
98,618 CareTrust REIT, Inc. 1,930,941
14,934 Centerspace 815,845
48,369 Chatham Lodging Trust 507,391
23,317 Community Healthcare Trust, Inc. 853,402
161,084 Cushman and Wakefield plc
a
1,697,825
207,493 DiamondRock Hospitality
Company 1,686,918
66,830 Douglas Elliman, Inc. 207,841
89,998 Easterly Government Properties,
Inc. 1,236,573
86,731 Elme Communities 1,549,016
141,098 Essential Properties Realty Trust,
Inc. 3,506,285
83,133 Four Corners Property Trust, Inc. 2,232,952
42,146 Getty Realty Corporation 1,518,520
102,862 Global Net Lease, Inc. 1,322,805
127,214 Hudson Pacific Properties, Inc. 845,973
27,716 Innovative Industrial Properties,
Inc. 2,106,139
98,106 JBG SMITH Properties 1,477,476
116,070 Kennedy-Wilson Holdings, Inc. 1,925,601
40,141 LTC Properties, Inc. 1,410,153
273,245 LXP Industrial Trust 2,817,156
24,578 Marcus and Millichap, Inc. 789,200
22,534 NexPoint Residential Trust, Inc. 984,060
48,130 Office Properties Income Trust 591,999
56,126 Orion Office REIT, Inc. 376,044
144,784 Outfront Media, Inc. 2,349,844
130,291 Pebblebrook Hotel Trust 1,829,286
18,081 RE/MAX Holdings, Inc. 339,200
123,423 Retail Opportunity Investments
Corporation 1,722,985
84,483 RPT Realty 803,433
39,806 Safehold, Inc. 1,169,102

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

/
Shares Common Stock (98.1%) Value
Real Estate (7.1%) - continued
12,787 Saul Centers, Inc. $ 498,693
163,966 Service Properties Trust 1,633,101
181,794 SITE Centers Corporation 2,232,430
63,801 SL Green Realty Corporation 1,500,600
33,531 St. Joe Company 1,395,225
105,935 Summit Hotel Properties, Inc. 741,545
208,509 Sunstone Hotel Investors, Inc. 2,060,069
103,409 Tanger Factory Outlet Centers, Inc. 2,029,919
235,068 Uniti Group, Inc. 834,491
12,584 Universal Health Realty Income
Trust 605,416
116,383 Urban Edge Properties 1,752,728
28,710 Urstadt Biddle Properties, Inc. 504,435
78,531 Veris Residential, Inc.
a
1,149,694
46,006 Whitestone REIT 423,255
112,825 Xenia Hotels & Resorts, Inc. 1,476,879
Total 65,245,628
Utilities (2.2%)
36,629 American States Water Company 3,255,952
73,113 Avista Corporation 3,103,647
54,331 California Water Service Group 3,162,064
17,582 Chesapeake Utilities Corporation 2,250,320
17,480 Middlesex Water Company 1,365,538
34,784 Northwest Natural Holding
Company 1,654,327
41,257 Otter Tail Corporation 2,981,643
26,441 SJW Group 2,012,953
15,891 Unitil Corporation 906,423
Total 20,692,867
Total Common Stock
(cost $754,352,626) 904,938,238
Shares
Registered Investment
Companies ( 1.8% ) Value
Unaffiliated  (1.8%)
171,231 iShares Core S&P Small-Cap ETF 16,558,037
Total 16,558,037
Total Registered Investment
Companies (cost $14,106,934) 16,558,037
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
8,406,850 Thrivent Cash Management Trust 8,406,850
Total Collateral Held for
Securities Loaned
(cost $8,406,850) 8,406,850
Shares or
Principal
Amount Short-Term Investments ( 0.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 4.720%, 6/21/2023
d,e
98,976
Shares or
Principal
Amount Short-Term Investments (0.1%) Value
Thrivent Core Short-Term Reserve
Fund
41,194 5.190% $ 411,936
Total Short-Term Investments
(cost $510,874) 510,912
Total Investments (cost
$777,377,284) 100.9% $930,414,037
Other Assets and Liabilities, Net
(0.9%) (8,364,165)
Total Net Assets 100.0% $922,049,872
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of March 31, 2023:
Securities Lending Transactions
Common Stock $ 8,121,277
Total lending $8,121,277
Gross amount payable upon return of
collateral for securities loaned $8,406,850
Net amounts due to counterparty $285,573
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 20,404,305 20,404,305 – –
Consumer Discretionary 127,215,073 127,215,073 – –
Consumer Staples 48,759,298 48,734,822 – 24,476
Energy 41,584,626 41,584,626 – –
Financials 148,897,155 148,897,155 – –
Health Care 98,978,567 98,978,565 – 2
Industrials 158,615,852 158,615,852 – –
Information Technology 121,641,863 121,641,863 – –
Materials 52,903,004 52,903,004 – –
Real Estate 65,245,628 65,245,628 – –
Utilities 20,692,867 20,692,867 – –
Registered Investment Companies
Unaffiliated 16,558,037 16,558,037 – –
Short-Term Investments 98,976 – 98,976 –
Subtotal Investments in Securities $921,595,251 $921,471,797 $98,976 $24,478
Other Investments  * Total
Affiliated Short-Term Investments 411,936
Collateral Held for Securities Loaned 8,406,850
Subtotal Other Investments $8,818,786
Total Investments at Value $930,414,037
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 14,626 14,626 – –
Total Liability Derivatives $14,626 $14,626 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of March 31, 2023. Investments and/or cash totaling $98,976 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 June 2023 $ 921,376 ( $ 14,626)
Total Futures Long Contracts $ 921,376 ( $ 14,626)
Total Futures Contracts $ 921,376 ($14,626)

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $2,932 $8,712 $11,232 $412 41 <0.1%
Total Affiliated Short-Term Investments 2,932 412 < 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,563 19,157 15,313 8,407 8,407 0.9
Total Collateral Held for Securities Loaned 4,563 8,407 0.9
Total Value $7,495 $8,819
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $3
Total Income/Non Income Cash from Affiliated
Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 33
Total Affiliated Income from Securities Loaned, Net $33
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98 .1% ) Value
Communications Services (3.4%)
952,685 QuinStreet, Inc.
a
$ 15,119,111
200,898 Ziff Davis, Inc.
a
15,680,089
Total 30,799,200
Consumer Discretionary (10.7%)
254,942 Cedar Fair, LP 11,648,300
477,291 Clarus Corporation 4,510,400
784,571 Cooper-Standard Holdings, Inc.
a
11,172,291
793,427 Everi Holdings, Inc.
a
13,607,273
103,901 Grand Canyon Education, Inc.
a
11,834,324
155,520 Papa John's International, Inc. 11,653,114
222,465 Sleep Number Corporation
a
6,765,161
351,883 Sonos, Inc.
a
6,903,944
523,441 Stoneridge, Inc.
a
9,788,347
1,419,551 ThredUp, Inc.
a
3,591,464
387,444 Zumiez, Inc.
a
7,144,467
Total 98,619,085
Consumer Staples (3.6%)
116,006 John B. Sanfilippo & Son, Inc. 11,243,302
988,341 Primo Water Corporation 15,171,034
311,560 Turning Point Brands, Inc. 6,542,760
Total 32,957,096
Energy (2.4%)
194,590 Devon Energy Corporation 9,848,200
647,323 NOV, Inc. 11,981,949
Total 21,830,149
Financials (16.2%)
596,786 Ally Financial, Inc. 15,212,075
266,825 Bank of N.T. Butterfield & Son, Ltd. 7,204,275
624,136 Bridgewater Bancshares, Inc.
a
6,765,634
506,538 Byline Bancorp, Inc. 10,951,352
413,140 Columbia Banking System, Inc. 8,849,459
230,236 Enterprise Financial Services
Corporation 10,266,223
219,561 Federated Hermes, Inc. 8,813,178
152,255 Glacier Bancorp, Inc. 6,396,233
329,211 Heartland Financial USA, Inc. 12,628,534
141,793 Houlihan Lokey, Inc. 12,405,470
137,121 RLI Corporation 18,224,752
358,273 Seacoast Banking Corporation of
Florida 8,491,070
192,859 Triumph Financial, Inc.
a
11,197,394
315,097 Western Alliance Bancorp 11,198,547
Total 148,604,196
Health Care (9.7%)
375,499 Agiliti, Inc.
a
6,000,474
294,626 Enovis Corporation
a
15,759,545
152,798 Halozyme Therapeutics, Inc.
a
5,835,356
235,294 Ionis Pharmaceuticals, Inc.
a
8,409,408
151,477 Lantheus Holdings, Inc.
a
12,505,941
475,186 Maravai LifeSciences Holdings,
Inc.
a
6,657,356
361,785 Progyny, Inc.
a
11,620,534
438,705 Stevanato Group SPA 11,362,459
1,176,043 Viemed Healthcare, Inc.
a
11,360,575
Total 89,511,648
Industrials (24.5%)
437,140 Air Lease Corporation 17,210,202
132,040 ASGN, Inc.
a
10,915,747
Shares Common Stock (98.1%) Value
Industrials (24.5%) - continued
674,830 Badger Infrastructure Solutions,
Ltd. $ 16,317,754
316,860 Barnes Group, Inc. 12,763,121
334,987 Cimpress plc
a
14,679,130
65,045 Curtiss-Wright Corporation 11,464,832
156,710 Forward Air Corporation 16,887,070
241,703 Greenbrier Companies, Inc. 7,775,585
282,261 Helios Technologies, Inc. 18,459,869
931,001 Janus International Group, Inc.
a
9,179,670
68,108 Lincoln Electric Holdings, Inc. 11,517,063
185,686 ManpowerGroup, Inc. 15,324,665
177,204 Maximus, Inc. 13,945,955
74,319 Middleby Corporation
a
10,895,909
246,733 Miller Industries, Inc. 8,722,011
187,700 Ritchie Brothers Auctioneers, Inc. 10,565,633
383,738 Sun Country Airlines Holdings,
Inc.
a
7,866,629
151,872 Tennant Company 10,407,788
Total 224,898,633
Information Technology (10.6%)
429,454 BigCommerce Holdings, Inc.
a
3,839,319
154,944 Ciena Corporation
a
8,137,659
290,892 Cohu, Inc.
a
11,167,344
722,544 Gilat Satellite Networks, Ltd.
a
3,699,425
689,161 Knowles Corporation
a
11,715,737
39,803 Littelfuse, Inc. 10,670,786
119,122 Plexus Corporation
a
11,622,733
1,738,834 TTM Technologies, Inc.
a
23,456,871
124,512 Workiva, Inc.
a
12,751,274
Total 97,061,148
Materials (8.8%)
102,760 AptarGroup, Inc. 12,145,205
68,528 Ashland, Inc. 7,038,511
326,040 Carpenter Technology Corporation 14,593,550
245,910 Ingevity Corporation
a
17,587,483
1,490,951 Ivanhoe Mines, Ltd.
a
13,469,857
104,073 Tronox Holdings plc 1,496,570
94,912 United States Lime & Minerals, Inc. 14,492,113
Total 80,823,289
Real Estate (5.5%)
158,782 Agree Realty Corporation 10,894,033
1,262,337 Cushman and Wakefield plc
a
13,305,032
291,256 Healthcare Realty Trust, Inc. 5,629,978
522,573 Independence Realty Trust, Inc. 8,376,845
148,084 National Storage Affiliates Trust 6,186,950
457,111 Pebblebrook Hotel Trust 6,417,838
Total 50,810,676
Utilities (2.7%)
68,632 Black Hills Corporation 4,330,679
80,515 NorthWestern Corporation 4,658,598
166,568 Portland General Electric
Company 8,143,509
110,690 Spire, Inc. 7,763,797
Total 24,896,583
Total Common Stock
(cost $851,702,784) 900,811,703

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 1 .8% ) Value
Thrivent Core Short-Term Reserve
Fund
1,659,002 5.190% $ 16,590,022
Total Short-Term Investments
(cost $16,588,765) 16,590,022
Total Investments (cost
$868,291,549) 99.9% $ 917,401,725
Other Assets and Liabilities, Net
0.1% 840,917
Total Net Assets 100.0% $ 918,242,642
a Non-income producing security.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2023, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 30,799,200 30,799,200 – –
Consumer Discretionary 98,619,085 98,619,085 – –
Consumer Staples 32,957,096 32,957,096 – –
Energy 21,830,149 21,830,149 – –
Financials 148,604,196 148,604,196 – –
Health Care 89,511,648 89,511,648 – –
Industrials 224,898,633 208,580,879 16,317,754 –
Information Technology 97,061,148 97,061,148 – –
Materials 80,823,289 67,353,432 13,469,857 –
Real Estate 50,810,676 50,810,676 – –
Utilities 24,896,583 24,896,583 – –
Subtotal Investments in Securities $ 900,811,703 $ 871,024,092 $ 29,787,611 $ –
Other Investments  * Total
Affiliated Short-Term Investments 16,590,022
Subtotal Other Investments $ 16,590,022
Total Investments at Value $ 917,401,725
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
3/31/2023
Shares Held at
3/31/2023
% of Net
Assets
3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $ 6,349 $ 61,670 $ 51,429 $ 16,590 1,659 1.8%
Total Affiliated Short-Term Investments 6,349 16,590 1.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 40,776 40,776 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $ 6,349 $ 16,590
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 3/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.190% $– $– $ – $ 225
Total Income/Non Income Cash from Affiliated
Investments $ 225
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 6
Total Affiliated Income from Securities Loaned, Net $ 6
Total Value $– $– $ –

Notes to Schedule of Investments
as of March 31, 2023
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Portfolios record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Portfolios' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board
of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are
marked-to-market based upon foreign currency exchange rates
provided by the pricing service.  Investments in open-ended
mutual funds are valued at their net asset value at the close of each business day.
Thrivent Money Market Portfolio seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Thrivent Money Market Portfolio on the basis of amortized cost (which approximates market value)
involves a constant amortization of premium or accretion of
discount to maturity. The Thrivent Money Market Portfolio will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Portfolios' Investment Adviser as the valuation designee, responsible for daily valuation of the Portfolios'
securities.  The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Portfolios’
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange

Notes to Schedule of Investments
as of March 31, 2023
(unaudited)

rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could
adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market Portfolio, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”)
or similar agreement with derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between a
Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master
Agreement, each Portfolio may, under certain circumstances,
offset with the counterparty certain derivatives' payables and/
or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default
(close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency
laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements
in certain situations. Collateral terms are contract specific for
OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.
For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the
Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money
Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate
fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a

Notes to Schedule of Investments
as of March 31, 2023
(unaudited)

gain or loss upon expiration or closing of the option transaction.
When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure
to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the
contract against default. Writing put options tends to increase a
Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-
counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the
Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the three months ended March 31, 2023, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, and Opportunity
Income Plus used options on mortgage backed securities to
generate income and/or manage duration of the Portfolio.
Futures Contracts
— All Portfolios, with the exception of the
Money Market Portfolio, may use futures contracts to manage
the exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover
open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the three months ended March 31, 2023, Aggressive
Allocation, Balanced Income Plus, Diversified Income
Plus, Government Bond, Income, Limited Maturity Bond, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Opportunity Income Plus used
treasury futures to manage the duration and yield curve exposure of the respective Portfolio versus its benchmark.
During the three months ended March 31, 2023, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus, ESG
Index, Global Stock, International Allocation, International Index,
Large Cap Index, Low Volatility Equity, Mid Cap Index, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, Real Estate Securities, and Small Cap
Index used equity futures to manage exposure to the equities market.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Portfolios, with the exception of the Money Market
Portfolio, may enter into foreign currency forward contracts.
Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-
denominated investments. These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations.
Foreign currency contracts are valued daily and unrealized
appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the three months ended March 31, 2023, no Portfolios used foreign currency forward transactions in order to hedge unwanted currency exposure.
Swap Agreements
— All Portfolios, with the exception of the
Money Market Portfolio, may enter into swap transactions,
which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the
agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.

Notes to Schedule of Investments
as of March 31, 2023
(unaudited)

Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio.
This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the
Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection.
The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the
Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the three months ended March 31, 2023, Balanced
Income Plus, Diversified Income Plus, High Yield, Income, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, Multidimensional Income, and
Opportunity Income Plus used CDX indices (comprised of credit default swaps) to help manage credit risk exposure within the
Portfolio.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent
Cash Management Trust. The Portfolios receive dividends and
interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use

Notes to Schedule of Investments
as of March 31, 2023
(unaudited)

the collateral to offset any losses incurred.  However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of March 31, 2023, the value of securities on loan is as
follows:
    Additional information for the Portfolio's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio's most recent annual or semiannual shareholder report.
Portfolio Securities on Loan
Aggressive Allocation $ 1,724,524
All Cap 562,408
Balanced Income Plus 6,390,358
Diversified Income Plus 10,000,736
ESG Index 9,208
Global Stock 4,176,805
Government Bond 301,917
High Yield 71,972,043
Income 14,886,339
International Allocation 7,716,418
International Index 977,829
Large Cap Index 975,001
Limited Maturity Bond 5,256,898
Mid Cap Growth 472,083
Mid Cap Index 2,509,992
Mid Cap Stock 31,092,246
Moderate Allocation 23,548,162
Moderately Aggressive Allocation 9,116,393
Moderately Conservative Allocation 14,810,839
Multidimensional Income 1,393,438
Opportunity Income Plus 2,766,009
Small Cap Growth 2,765,074
Small Cap Index 8,121,277